SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 94.9%
Applications Software — 9.1%
Microsoft Corp.	622,740	$157,042,573
Roper Technologies, Inc.	65,530	29,255,213

		186,297,786

Athletic Footwear — 2.6%
NIKE, Inc., Class B	397,640	52,735,017

Beverages-Non-alcoholic — 3.2%
Monster Beverage Corp.†	672,237	65,240,601

Building & Construction Products-Misc. — 0.4%
Trex Co., Inc.†	68,299	7,375,609

Coatings/Paint — 1.5%
Sherwin-Williams Co.	113,830	31,174,622

Commercial Services-Finance — 2.6%
MarketAxess Holdings, Inc.	10,359	5,059,957
PayPal Holdings, Inc.†	186,710	48,972,166

		54,032,123

Computer Data Security — 1.5%
Fortinet, Inc.†	152,224	31,088,708

Computer Services — 0.8%
EPAM Systems, Inc.†	35,069	16,052,835

Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†	59,433	35,394,135

Diagnostic Kits — 1.3%
IDEXX Laboratories, Inc.†	47,169	25,895,309

Distribution/Wholesale — 1.2%
Copart, Inc.†	202,977	25,272,666

E-Commerce/Products — 6.4%
Amazon.com, Inc.†	34,840	120,804,913
Etsy, Inc.†	54,806	10,894,885

		131,699,798

Electric Products-Misc. — 0.5%
AMETEK, Inc.	73,900	9,971,327

Electronic Components-Semiconductors — 4.8%
IPG Photonics Corp.†	87,527	19,002,987
NVIDIA Corp.	59,834	35,923,137
Texas Instruments, Inc.	63,780	11,512,928
Xilinx, Inc.	252,819	32,350,719

		98,789,771

Electronic Connectors — 0.7%
Amphenol Corp., Class A	201,406	13,562,680

Electronic Forms — 2.7%
Adobe, Inc.†	107,850	54,824,469

Electronic Security Devices — 0.7%
Allegion PLC	109,102	14,661,127

Enterprise Software/Service — 1.2%
Tyler Technologies, Inc.†	26,182	11,123,684
Veeva Systems, Inc., Class A†	47,993	13,555,623

		24,679,307

Entertainment Software — 2.1%
Electronic Arts, Inc.	181,544	25,793,771
Take-Two Interactive Software, Inc.†	98,291	17,238,276

		43,032,047

Finance-Credit Card — 4.6%
Visa, Inc., Class A	406,170	94,865,065

Industrial Automated/Robotic — 0.5%
Cognex Corp.	119,300	10,274,116

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	7,800	10,243,896

Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	343,540	111,677,983

Machinery-General Industrial — 0.5%
IDEX Corp.	47,121	10,564,528

Medical Instruments — 4.6%
Edwards Lifesciences Corp.†	394,320	37,665,446
Intuitive Surgical, Inc.†	66,571	57,583,915

		95,249,361

Medical Products — 0.4%
ABIOMED, Inc.†	26,716	8,568,623

Medical-Biomedical/Gene — 4.4%
Illumina, Inc.†	29,890	11,741,987
Regeneron Pharmaceuticals, Inc.†	65,796	31,667,615
Vertex Pharmaceuticals, Inc.†	216,819	47,309,906

		90,719,508

Medical-Drugs — 3.8%
Zoetis, Inc.	455,805	78,867,939

Medical-HMO — 4.9%
UnitedHealth Group, Inc.	253,340	101,031,992

Networking Products — 0.7%
Arista Networks, Inc.†	46,891	14,778,636

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	22,844	7,454,683

Retail-Building Products — 3.0%
Home Depot, Inc.	189,240	61,251,311

Retail-Discount — 2.3%
Costco Wholesale Corp.	126,240	46,972,642

Retail-Restaurants — 0.9%
Domino’s Pizza, Inc.	41,970	17,725,610

Schools — 0.4%
Chegg, Inc.†	94,273	8,515,680

Semiconductor Components-Integrated Circuits — 2.4%
QUALCOMM, Inc.	354,885	49,258,038

Semiconductor Equipment — 1.5%
ASML Holding NV	48,140	31,199,534

Web Portals/ISP — 8.3%
Alphabet, Inc., Class C†	70,600	170,154,472

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	38,234	7,199,462

TOTAL INVESTMENTS (cost $1,143,241,310)	94.9%	1,948,353,016
Other assets less liabilities	5.1	104,800,166

NET ASSETS	100.0%	$2,053,153,182

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,948,353,016	$—	$—	$1,948,353,016

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 96.2%
Aerospace/Defense — 0.6%
Spirit AeroSystems Holdings, Inc., Class A	79,200	$3,618,648

Aerospace/Defense-Equipment — 0.4%
AAR Corp.†	70,972	2,855,913

Airlines — 1.9%
Alaska Air Group, Inc.†	86,678	5,992,917
SkyWest, Inc.†	127,192	6,316,355

		12,309,272

Apparel Manufacturers — 5.7%
Carter’s, Inc.†	74,480	8,102,679
Kontoor Brands, Inc.	148,877	9,353,942
Ralph Lauren Corp.†	66,540	8,869,117
Tapestry, Inc.†	213,550	10,218,367

		36,544,105

Auto/Truck Parts & Equipment-Original — 1.7%
Dana, Inc.	170,871	4,323,036
Lear Corp.	37,515	6,896,758

		11,219,794

Banks-Commercial — 9.8%
BankUnited, Inc.	171,946	8,014,403
First Citizens BancShares, Inc., Class A	11,067	9,600,180
Synovus Financial Corp.	200,391	9,390,322
Texas Capital Bancshares, Inc.†	116,256	7,978,649
Umpqua Holdings Corp.	287,954	5,367,463
Webster Financial Corp.	143,243	7,578,987
Wintrust Financial Corp.	105,510	8,134,821
Zions Bancorp NA	119,606	6,674,015

		62,738,840

Banks-Super Regional — 1.5%
Comerica, Inc.	129,300	9,718,188

Building Products-Doors & Windows — 1.2%
Masonite International Corp.†	61,598	7,779,211

Building-Residential/Commercial — 3.7%
KB Home	156,870	7,565,840
PulteGroup, Inc.	187,630	11,092,686
Taylor Morrison Home Corp.†	156,271	4,877,218

		23,535,744

Casino Services — 0.7%
Scientific Games Corp.†	75,840	4,438,157

Chemicals-Diversified — 1.3%
Innospec, Inc.	33,380	3,251,546
Orion Engineered Carbons SA†	242,775	4,821,511

		8,073,057

Chemicals-Specialty — 0.8%
GCP Applied Technologies, Inc.†	194,609	4,999,505

Computer Services — 1.3%
Amdocs, Ltd.	52,298	4,013,348
Genpact, Ltd.	88,826	4,221,900

		8,235,248

Computers-Integrated Systems — 0.8%
NCR Corp.†	114,413	5,234,395

Containers-Paper/Plastic — 1.1%
Sealed Air Corp.	145,087	7,167,298

Data Processing/Management — 0.9%
CommVault Systems, Inc.†	87,649	6,092,482

E-Marketing/Info — 1.0%
Criteo SA ADR†	157,039	6,239,159

Electric-Integrated — 1.1%
IDACORP, Inc.	67,148	6,881,327

Electronic Components-Misc. — 0.3%
Vishay Intertechnology, Inc.	79,114	1,943,831

Electronic Parts Distribution — 1.0%
Avnet, Inc.	150,990	6,631,481

Engineering/R&D Services — 1.4%
AECOM†	138,710	9,214,505

Finance-Consumer Loans — 0.7%
OneMain Holdings, Inc.	76,297	4,339,010

Finance-Investment Banker/Broker — 0.8%
Moelis & Co., Class A	91,523	4,967,868

Food-Misc./Diversified — 2.2%
Hain Celestial Group, Inc.†	164,636	6,751,722
Nomad Foods, Ltd.†	263,018	7,669,605

		14,421,327

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.	136,630	5,556,742

Gas-Distribution — 0.7%
Southwest Gas Holdings, Inc.	63,860	4,452,319

Home Furnishings — 1.1%
Herman Miller, Inc.	178,440	7,405,260

Hotels/Motels — 1.3%
Hilton Grand Vacations, Inc.†	187,580	8,358,565

Human Resources — 2.8%
Korn Ferry	105,320	7,150,175
Robert Half International, Inc.	121,159	10,614,740

		17,764,915

Insurance-Life/Health — 1.0%
Voya Financial, Inc.	90,494	6,137,303

Insurance-Multi-line — 1.1%
American Financial Group, Inc.	58,218	7,152,663

Insurance-Property/Casualty — 1.5%
Hanover Insurance Group, Inc.	41,690	5,766,144
Selective Insurance Group, Inc.	54,860	4,177,040

		9,943,184

Insurance-Reinsurance — 1.1%
Everest Re Group, Ltd.	25,883	7,168,297

Investment Management/Advisor Services — 1.4%
Stifel Financial Corp.	130,358	9,019,470

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	97,176	3,902,588

Machinery-Construction & Mining — 1.7%
Oshkosh Corp.	85,920	10,691,026

Machinery-Electrical — 1.3%
Regal Beloit Corp.	60,024	8,669,266

Machinery-General Industrial — 2.1%
Crane Co.	65,588	6,169,207
Welbilt, Inc.†	333,380	7,447,709

		13,616,916

Medical Labs & Testing Services — 1.3%
MEDNAX, Inc.†	321,430	8,460,038

Metal Processors & Fabrication — 0.8%
Timken Co.	59,170	4,962,588

Miscellaneous Manufacturing — 1.0%
Hillenbrand, Inc.	124,710	6,122,014

Oil Companies-Exploration & Production — 1.1%
Cimarex Energy Co.	105,427	6,979,267

Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	119,278	3,655,871

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	215,324	7,536,340

Oil-Field Services — 0.8%
MRC Global, Inc.†	514,303	4,844,734

Protection/Safety — 0.8%
ADT, Inc.	590,950	5,436,740

Publishing-Books — 0.5%
Houghton Mifflin Harcourt Co.†	350,951	3,186,635

Real Estate Investment Trusts — 7.4%
American Campus Communities, Inc.	111,160	5,025,544
Camden Property Trust	56,899	6,855,192
Cousins Properties, Inc.	149,760	5,491,699
CubeSmart	159,158	6,738,750
MGM Growth Properties LLC, Class A	178,208	6,419,052
Physicians Realty Trust	305,650	5,724,824
RLJ Lodging Trust	348,990	5,632,699
STAG Industrial, Inc.	159,830	5,835,393

		47,723,153

Recreational Vehicles — 0.9%
Brunswick Corp.	54,299	5,817,052

Rental Auto/Equipment — 0.9%
United Rentals, Inc.†	17,420	5,573,529

Retail-Apparel/Shoe — 2.4%
Foot Locker, Inc.	136,832	8,070,351
Gap, Inc.	217,110	7,186,341

		15,256,692

Retail-Home Furnishings — 0.9%
Williams-Sonoma, Inc.	35,370	6,039,428

Retail-Misc./Diversified — 1.0%
Sally Beauty Holdings, Inc.†	326,980	6,562,489

Retail-Restaurants — 2.0%
Dine Brands Global, Inc.†	68,017	6,573,843
Papa John’s International, Inc.	61,997	5,996,350

		12,570,193

Rubber-Tires — 1.1%
Goodyear Tire & Rubber Co.†	420,450	7,235,945

Rubber/Plastic Products — 0.9%
Trinseo SA	93,810	5,807,777

Savings & Loans/Thrifts — 1.2%
Sterling Bancorp	315,445	7,927,133

Semiconductor Components-Integrated Circuits — 0.5%
MaxLinear, Inc.†	93,042	3,348,582

Semiconductor Equipment — 0.9%
Kulicke & Soffa Industries, Inc.	96,590	5,491,142

Steel-Producers — 3.4%
Carpenter Technology Corp.	151,200	5,725,944
Commercial Metals Co.	222,040	6,488,009
Reliance Steel & Aluminum Co.	60,470	9,693,946

		21,907,899

Transport-Equipment & Leasing — 0.8%
GATX Corp.	54,410	5,316,401

Transport-Truck — 2.6%
Knight-Swift Transportation Holdings, Inc.	184,336	8,685,912
XPO Logistics, Inc.†	60,108	8,362,225

		17,048,137

Wire & Cable Products — 0.7%
Belden, Inc.	107,456	4,650,696

TOTAL INVESTMENTS (cost $427,420,825)	96.2%	618,497,354
Other assets less liabilities	3.8	24,711,167

NET ASSETS	100.0%	$643,208,521

†	Non-income producing security

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$618,497,354	$—	$—	$618,497,354

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock Multi-Factor 70/30 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS — 99.2%
iShares MSCI USA Momentum Factor ETF	15,232	$2,623,103
iShares MSCI EAFE Min Vol Factor ETF	14,350	1,064,339
iShares MSCI EAFE Small-Cap ETF	11,046	823,590
iShares MSCI International Momentum Factor ETF	32,465	1,267,109
iShares MSCI International Quality Factor ETF	63,606	2,418,300
iShares MSCI International Size Factor ETF	33,435	1,052,644
iShares MSCI International Value Factor ETF	68,005	1,733,447
iShares MSCI USA Min Vol Factor ETF	30,398	2,187,136
iShares MSCI USA Quality Factor ETF	38,255	4,882,486
iShares MSCI USA Size Factor ETF	30,828	3,877,854
iShares MSCI USA Value Factor ETF	34,331	3,580,037
iShares U.S. Fixed Income Balanced Risk Factor ETF	108,234	10,865,038

Total Long-Term Investment Securities (cost $34,103,061)		36,375,083

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(1) (cost $605,480)	605,480	605,480

TOTAL INVESTMENTS (cost $34,708,541)	100.9%	36,980,563
Liabilities in excess of other assets	(0.9)	(329,025)

NET ASSETS	100.0%	$36,651,538

(1)	The rate shown is the 7-day yield as of April 30, 2021.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$36,375,083	$—	$—	$36,375,083
Short-Term Investment	605,480	—	—	605,480

	36,980,563	—	—	36,980,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 45.0%
Australia — 1.0%
Adbri, Ltd.	10,558	$26,168
Afterpay, Ltd.†	167	14,985
ALS, Ltd.	3,096	25,027
AMP, Ltd.	4,354	3,741
APA Group	820	6,338
Aristocrat Leisure, Ltd.	26,479	759,344
ASX, Ltd.	226	12,712
Australia & New Zealand Banking Group, Ltd.	12,340	273,506
Bendigo & Adelaide Bank, Ltd.	42,044	334,250
BHP Group, Ltd.	57,871	2,103,627
BlueScope Steel, Ltd.	1,559	26,005
Brambles, Ltd.	7,388	59,229
carsales.com, Ltd.	811	12,402
Charter Hall Group	944	10,204
Commonwealth Bank of Australia	12,961	890,196
Computershare, Ltd.	4,177	45,466
Corporate Travel Management, Ltd.†	712	10,166
CSL, Ltd.	3,745	780,734
Dexus	918	7,198
Goodman Group	56,690	826,551
GPT Group	2	7
IDP Education, Ltd.	892	15,585
Iluka Resources, Ltd.	30,927	183,804
Insurance Australia Group, Ltd.	1,388	5,233
IOOF Holdings, Ltd.	7,694	21,608
JB Hi-Fi, Ltd.	733	26,108
Lendlease Corp., Ltd.	602	5,900
Link Administration Holdings, Ltd.	2,933	11,224
Macquarie Group, Ltd.	488	60,380
Magellan Financial Group, Ltd.	168	6,283
Medibank Private, Ltd.	61,075	144,978
Metcash, Ltd.	32,795	89,756
Mineral Resources, Ltd.	469	17,283
National Australia Bank, Ltd.	4,189	86,135
Orica, Ltd.	543	5,664
Origin Energy, Ltd.	1,662	5,321
Perpetual, Ltd.	649	17,344
QBE Insurance Group, Ltd.	1,486	11,261
REA Group, Ltd.	1,934	236,222
Rio Tinto, Ltd.	2,503	234,061
Santos, Ltd.	2,832	15,211
Scentre Group	57,649	120,683
South32, Ltd.	25,174	55,885
Star Entertainment Group, Ltd.†	3,468	10,645
Stockland	64,328	232,236
Suncorp Group, Ltd.	2,035	16,483
Tabcorp Holdings, Ltd.	2,654	10,179
Transurban Group	771	8,424
Wesfarmers, Ltd.	569	23,740
Westpac Banking Corp.	36,753	710,575
Woodside Petroleum, Ltd.	1,434	25,054

		8,641,121

Austria — 0.1%
ANDRITZ AG	3,084	167,555
BAWAG Group AG*	242	13,071
Erste Group Bank AG†	410	14,585
OMV AG	100	4,916
Raiffeisen Bank International AG	6,633	145,013
voestalpine AG	607	26,336

		371,476

Belgium — 0.0%
Ageas SA/NV	255	15,442
Anheuser-Busch InBev SA NV	669	47,439
Groupe Bruxelles Lambert SA	358	39,149
KBC Group NV†	347	26,967
Sofina SA	40	15,203
Solvay SA	241	30,637
UCB SA	108	10,013
Umicore SA	369	22,422

		207,272

Bermuda — 0.2%
Arch Capital Group, Ltd.†	875	34,746
Athene Holding, Ltd., Class A†	259	15,455
Axis Capital Holdings, Ltd.	404	22,543
Essent Group, Ltd.	8,305	436,677
Everest Re Group, Ltd.	194	53,728
Hongkong Land Holdings, Ltd.	37,500	185,652
IHS Markit, Ltd.	1,157	124,470
Invesco, Ltd.	5,485	148,095
Jardine Matheson Holdings, Ltd.	400	26,816
Kerry Properties, Ltd.	8,500	28,652
Norwegian Cruise Line Holdings, Ltd.†	517	16,053
NWS Holdings, Ltd.	13,608	15,020
RenaissanceRe Holdings, Ltd.	156	26,334
VTech Holdings, Ltd.	2,200	20,172

		1,154,413

British Virgin Islands — 0.0%
Nomad Foods, Ltd.†	2,566	74,825
Canada — 0.1%
Canada Goose Holdings, Inc.†	13,888	587,046
Waste Connections, Inc.	1,647	196,174

		783,220

Cayman Islands — 0.1%
Chow Tai Fook Jewellery Group, Ltd.	7,200	11,602
CK Asset Holdings, Ltd.	61,500	385,616
CK Hutchison Holdings, Ltd.	7,000	57,360
ESR Cayman, Ltd.†*	22,600	77,037
MGM China Holdings, Ltd.	6,000	9,880
Sands China, Ltd.†	8,800	41,715
WH Group, Ltd.*	31,000	27,064
Wharf Real Estate Investment Co., Ltd.	28,000	160,877

		771,151

Denmark — 0.4%
Ambu A/S, Class B	230	12,870
AP Moller - Maersk A/S, Series A	57	133,962
AP Moller - Maersk A/S, Series B	472	1,171,695
Chr. Hansen Holding A/S†	235	21,593
Coloplast A/S, Class B	1,486	245,879
Danske Bank A/S	1,675	31,849
Demant A/S†	177	8,850
DSV PANALPINA A/S	458	101,968
FLSmidth & Co. A/S	3	118

Genmab A/S†	235	86,698
GN Store Nord A/S	1,194	107,787
ISS A/S†	1,070	20,260
Novo Nordisk A/S, Class B	20,237	1,495,739
Novozymes A/S, Class B	356	25,324
Orsted A/S*	297	43,185
Pandora A/S†	70	7,940
ROCKWOOL International A/S, Class B	18	8,051
Tryg A/S	1,453	33,221
Vestas Wind Systems A/S	1,945	80,748

		3,637,737

Finland — 0.3%
Fortum Oyj	1,394	36,674
Kone Oyj, Class B	5,226	410,679
Neste Oyj	755	45,809
Nokia Oyj†	4,257	20,170
Nordea Bank Abp	174,082	1,808,394
Orion Oyj, Class B	232	10,281
Sampo Oyj, Class A	1,464	69,672
Stora Enso Oyj, Class R	1,676	32,082
UPM-Kymmene Oyj	978	38,254
Wartsila Oyj Abp	2,288	29,594

		2,501,609

France — 1.8%
Air Liquide SA	870	146,534
Alstom SA†	578	31,566
Alten SA†	3	375
Amundi SA†*	4,134	368,211
Arkema SA	47	5,874
Atos SE†	2,417	164,301
AXA SA	22,686	641,796
BNP Paribas SA†	11,742	753,950
Capgemini SE	327	59,895
Carrefour SA	1	19
Casino Guichard Perrachon SA†	2,282	79,678
Cie de Saint-Gobain†	550	34,706
Cie Generale des Etablissements Michelin SCA	44	6,365
CNP Assurances	484	8,472
Constellium SE†	1,058	16,410
Covivio	76	6,789
Credit Agricole SA†	2,053	31,779
Danone SA	530	37,352
Dassault Systemes SE	1,357	314,710
Edenred	264	14,962
Electricite de France SA†	820	11,977
Engie SA†	53,989	802,690
EssilorLuxottica SA	312	51,903
Eurazeo SE	142	11,828
Eutelsat Communications SA	12,695	160,464
Faurecia SE (MIL)†	609	32,794
Faurecia SE (XPAR)†	69	3,723
Gecina SA	68	9,944
Hermes International	1,097	1,376,570
Imerys SA	233	12,124
JCDecaux SA†	1,445	36,788
Kering SA	1,481	1,186,361
Klepierre SA	333	8,855
L’Oreal SA	8,425	3,460,066
La Francaise des Jeux SAEM*	194	9,939
Legrand SA	6,246	608,107
LVMH Moet Hennessy Louis Vuitton SE	1,211	911,460
Nexans SA†	1,030	84,680
Orange SA	1,444	17,997
Pernod Ricard SA	2,934	602,026
Publicis Groupe SA	293	18,967
Remy Cointreau SA	272	54,341
Renault SA†	5,719	230,412
Rexel SA	21,127	415,676
Rubis SCA	278	13,049
Safran SA†	412	61,492
Sanofi	1,301	136,424
Schneider Electric SE	4,364	697,724
SCOR SE†	151	4,887
Societe Generale SA†	12,404	353,114
Sodexo SA†	1,279	127,729
SPIE SA†	2,181	55,098
Suez SA	322	7,691
TOTAL SE	8,458	374,460
Ubisoft Entertainment SA†	139	10,436
Valeo SA	15,396	498,487
Veolia Environnement SA	652	20,760
Vinci SA	355	38,997
Vivendi SE	1,282	44,688
Worldline SA†*	1,647	161,591

		15,450,063

Germany — 1.9%
adidas AG†	4,200	1,296,970
Allianz SE	926	240,912
BASF SE	1,449	116,861
Bayer AG	1,620	104,796
Bayerische Motoren Werke AG	294	29,469
Bayerische Motoren Werke AG (Preference Shares)	370	30,337
Beiersdorf AG	21,822	2,463,690
Brenntag SE	25	2,245
Carl Zeiss Meditec AG	147	25,894
Commerzbank AG†	1,143	7,546
Continental AG†	292	39,551
Covestro AG*	234	15,310
Daimler AG	27,379	2,436,750
Delivery Hero SE†*	230	36,516
Deutsche Bank AG†	2,838	39,587
Deutsche Boerse AG	353	60,919
Deutsche Pfandbriefbank AG†*	6	69
Deutsche Post AG	25,276	1,487,554
Deutsche Telekom AG	2,717	52,332
Deutsche Wohnen SE	645	34,939
DWS Group GmbH & Co. KGaA*	455	19,907
E.ON SE	59,135	712,692
Evonik Industries AG	598	20,938
Fielmann AG†	670	50,985

Fresenius Medical Care AG & Co. KGaA	590	46,961
Fresenius SE & Co. KGaA	1,089	53,607
GEA Group AG	187	8,207
Hannover Rueck SE	468	86,521
HeidelbergCement AG	328	30,058
Hella GmbH & Co. KGaA†	1,531	91,787
HelloFresh SE†	11,633	964,993
Henkel AG & Co. KGaA	392	39,030
Henkel AG & Co. KGaA (Preference Shares)	534	61,335
HOCHTIEF AG	403	37,771
Jenoptik AG	2	61
Knorr-Bremse AG	1,071	131,553
LEG Immobilien SE	141	19,630
Merck KGaA	229	40,311
MTU Aero Engines AG	116	29,272
Muenchener Rueckversicherungs-Gesellschaft AG	219	63,343
Puma SE†	77	8,120
Rational AG	16	13,381
Rheinmetall AG	2,128	221,793
RWE AG	916	34,708
SAP SE	1,504	211,556
Sartorius AG (Preference Shares)	70	39,491
Schaeffler AG (Preference Shares)	9,298	83,761
Scout24 AG*	150	12,495
Siemens AG	21,929	3,659,909
Siemens Energy AG†	510	17,044
Siemens Healthineers AG*	841	48,090
TeamViewer AG†*	179	8,512
Uniper SE	265	9,664
Volkswagen AG	378	120,452
Volkswagen AG (Preference Shares)	1,301	339,739
Vonovia SE	937	61,621
Zalando SE†*	1,023	106,412

		16,027,957

Hong Kong — 0.9%
AIA Group, Ltd.	123,619	1,571,490
BOC Hong Kong Holdings, Ltd.	425,000	1,497,666
Cathay Pacific Airways, Ltd.†	13,000	11,453
CLP Holdings, Ltd.	22,500	222,001
Hang Lung Properties, Ltd.	3,000	8,172
Hang Seng Bank, Ltd.	35,600	698,511
Henderson Land Development Co., Ltd.	87,000	386,586
Hong Kong & China Gas Co., Ltd.	19,150	30,710
Hong Kong Exchanges & Clearing, Ltd.	1,504	90,842
Hysan Development Co., Ltd.	5,000	18,828
Link REIT	85,400	806,959
MTR Corp., Ltd.	91,500	509,558
New World Development Co., Ltd.	11,000	58,135
Power Assets Holdings, Ltd.	2,500	15,365
Sino Land Co., Ltd.	6,000	8,901
Sun Hung Kai Properties, Ltd.	60,500	913,265
Swire Pacific, Ltd., Class A	20,819	168,150
Swire Properties, Ltd.	70,800	211,406
Techtronic Industries Co., Ltd.	20,000	361,796

		7,589,794

Ireland — 0.8%
Accenture PLC, Class A	12,428	3,603,747
AIB Group PLC†	17,301	50,612
Allegion PLC	1,387	186,385
Aon PLC, Class A	699	175,756
CRH PLC	2,559	120,921
Eaton Corp. PLC	4,658	665,768
Flutter Entertainment PLC†	1,684	344,019
ICON PLC†	1,103	239,296
James Hardie Industries PLC CDI	995	32,935
Johnson Controls International PLC	2,037	126,986
Kerry Group PLC, Class A	1,237	160,306
Kingspan Group PLC	3,493	311,338
Linde PLC	796	227,529
Medtronic PLC	1,516	198,475
Pentair PLC	133	8,580
Perrigo Co. PLC	148	6,161
Smurfit Kappa Group PLC	349	17,853
Trane Technologies PLC	762	132,458
Willis Towers Watson PLC	445	115,193

		6,724,318

Israel — 0.5%
Bank Hapoalim BM†	67,225	534,884
Bank Leumi Le-Israel BM†	14,506	101,962
Check Point Software Technologies, Ltd.†	19,418	2,268,216
Cognyte Software, Ltd.†	517	13,509
ICL Group, Ltd.	5,973	38,267
Israel Discount Bank, Ltd., Class A†	56,918	256,798
Kornit Digital, Ltd.†	168	16,424
Mizrahi Tefahot Bank, Ltd.†	804	22,631
NICE, Ltd.†	687	166,058
Nova Measuring Instruments, Ltd.†	168	15,854
Playtika Holding Corp.†	1,263	35,086
Teva Pharmaceutical Industries, Ltd.†	10,226	109,320
Teva Pharmaceutical Industries, Ltd. ADR†	81,052	867,256
Wix.com, Ltd.†	28	8,901
ZIM Integrated Shipping Services, Ltd.†	678	25,391

		4,480,557

Italy — 0.1%
Assicurazioni Generali SpA†	2,318	46,603
Atlantia SpA†	377	7,370
Banca Mediolanum SpA†	1,458	13,655
Enel SpA	11,265	112,206
Eni SpA	4,008	47,823
Intesa Sanpaolo SpA†	26,669	74,603
Mediobanca Banca di Credito Finanziario SpA†	8,429	95,485
Pirelli & C SpA†*	19,097	107,318
Poste Italiane SpA*	1,230	16,159
Prysmian SpA	548	17,155
Snam SpA	3,308	18,633

Terna Rete Elettrica Nazionale SpA	2,556	18,832
UniCredit SpA	3,518	36,341
Unipol Gruppo SpA†	18,458	101,436

		713,619

Japan — 5.0%
AGC, Inc.	200	9,121
Aisin Corp.	8,400	323,782
Alps Alpine Co., Ltd.	31,200	378,302
Amada Co., Ltd.	18,000	194,974
ANA Holdings, Inc.†	8,500	194,682
Aozora Bank, Ltd.	1,200	25,824
Asahi Intecc Co., Ltd.	300	8,080
Asahi Kasei Corp.	23,900	251,548
Astellas Pharma, Inc.	27,700	415,995
Bandai Namco Holdings, Inc.	700	51,339
Benesse Holdings, Inc.	2,700	59,635
Bridgestone Corp.	30,300	1,214,273
Brother Industries, Ltd.	900	19,043
Calbee, Inc.	400	9,587
Canon, Inc.	5,200	123,219
Casio Computer Co., Ltd.	900	15,910
Central Japan Railway Co.	100	14,615
Chiba Bank, Ltd.	1,800	11,240
Chubu Electric Power Co., Inc.	900	10,895
Chugai Pharmaceutical Co., Ltd.	835	31,374
Chugoku Electric Power Co., Inc.	500	5,591
COMSYS Holdings Corp.	400	12,413
Concordia Financial Group, Ltd.	1,600	6,005
Credit Saison Co., Ltd.	2,000	22,986
CyberAgent, Inc.	400	8,209
Dai Nippon Printing Co., Ltd.	13,100	260,391
Dai-ichi Life Holdings, Inc.	5,700	102,591
Daifuku Co., Ltd.	300	29,726
Daiichi Sankyo Co., Ltd.	2,100	53,581
Daikin Industries, Ltd.	1,800	361,389
Daito Trust Construction Co., Ltd.	500	53,184
Daiwa House Industry Co., Ltd.	6,600	195,458
Daiwa House REIT Investment Corp.	5	13,413
Daiwa Securities Group, Inc.	3,200	17,053
Denso Corp.	3,100	200,379
DIC Corp.	400	10,216
Disco Corp.	900	290,769
East Japan Railway Co.	100	6,836
Ebara Corp.	3,500	149,253
Eisai Co., Ltd.	292	19,068
Electric Power Development Co., Ltd.	600	9,577
ENEOS Holdings, Inc.	51,000	218,763
FANUC Corp.	6,300	1,452,533
Fast Retailing Co., Ltd.	2,000	1,643,019
Fuji Media Holdings, Inc.	800	9,695
FUJIFILM Holdings Corp.	16,600	1,077,076
Fujitsu, Ltd.	192	30,417
GLP J-REIT	4	6,702
Gunma Bank, Ltd.	3,000	9,803
Hamamatsu Photonics KK	700	40,548
Harmonic Drive Systems, Inc.	300	20,187
Haseko Corp.	800	10,729
Hitachi Construction Machinery Co., Ltd.	200	6,144
Hitachi Metals, Ltd.†	1,000	19,404
Hitachi, Ltd.	1,200	59,120
Honda Motor Co., Ltd.	28,035	829,523
Hoshizaki Corp.	100	8,879
Hoya Corp.	500	56,927
Hulic Co., Ltd.	900	10,250
Idemitsu Kosan Co., Ltd.	2,900	69,167
Inpex Corp.	57,600	390,044
Isuzu Motors, Ltd.	4,200	42,524
ITOCHU Corp.	800	24,959
Japan Airlines Co., Ltd.†	800	16,965
Japan Exchange Group, Inc.	1,000	23,388
Japan Metropolitan Fund Investment Corp.	10	9,857
Japan Post Bank Co., Ltd.	32,800	299,992
Japan Post Holdings Co., Ltd.	98,200	824,829
Japan Post Insurance Co., Ltd.	800	15,423
Japan Real Estate Investment Corp.	3	18,615
Japan Tobacco, Inc.	16,200	303,085
JFE Holdings, Inc.	600	7,870
JTEKT Corp.	1,100	9,912
K’s Holdings Corp.†	1,100	15,015
Kajima Corp.	998	13,798
Kandenko Co., Ltd.	1,100	9,405
Kansai Electric Power Co., Inc.	800	7,936
Kansai Paint Co., Ltd.	1,200	30,245
Kao Corp.	12,000	770,801
Kawasaki Kisen Kaisha, Ltd.†	1,100	30,670
KDDI Corp.	43,016	1,301,746
Keyence Corp.	5,600	2,693,287
Kikkoman Corp.	300	18,432
Koito Manufacturing Co., Ltd.	2,200	137,195
Komatsu, Ltd.	3,300	96,858
Kose Corp.	100	15,049
Kubota Corp.	4,400	103,525
Kuraray Co., Ltd.	4,700	51,040
Kyocera Corp.	1,500	91,142
Kyoritsu Maintenance Co., Ltd.	300	9,529
Kyowa Exeo Corp.	400	10,644
Lasertec Corp.†	400	70,117
Lintec Corp.	700	15,270
M3, Inc.	1,600	110,661
Makita Corp.	1,700	76,475
Marubeni Corp.	8,400	69,890
Mazda Motor Corp.†	2,500	19,371
McDonald’s Holdings Co. Japan, Ltd.	1,100	50,211
MISUMI Group, Inc.	200	5,639
Mitsubishi Chemical Holdings Corp.	9,400	69,866
Mitsubishi Corp.	2,900	80,176
Mitsubishi Electric Corp.	2,600	40,045
Mitsubishi Estate Co., Ltd.	2,600	42,739
Mitsubishi HC Capital, Inc.	20,500	109,549
Mitsubishi Heavy Industries, Ltd.	6,500	192,985
Mitsubishi Materials Corp.	10,900	244,351
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,700	95,472
Mitsui & Co., Ltd.	4,500	94,904
Mitsui Fudosan Co., Ltd.	1,500	32,547

Mitsui Mining & Smelting Co., Ltd.	1,600	54,442
Mixi, Inc.	500	12,807
Mizuho Financial Group, Inc.	45,770	651,939
MS&AD Insurance Group Holdings, Inc.	2,500	70,826
Murata Manufacturing Co., Ltd.	1,000	79,419
NEC Corp.	200	11,645
Net One Systems Co., Ltd.	400	13,120
Nexon Co., Ltd.	5,000	165,696
NGK Insulators, Ltd.	2,500	45,580
NGK Spark Plug Co., Ltd.	8,500	141,951
Nichirei Corp.	400	10,103
Nidec Corp.	4,500	521,624
Nifco, Inc.	400	13,660
Nihon Unisys, Ltd.	300	9,500
Nikon Corp.	33,200	311,718
Nintendo Co., Ltd.	1,181	676,617
Nippon Building Fund, Inc.	3	19,714
Nippon Paint Holdings Co., Ltd.	3,700	52,856
Nippon Paper Industries Co., Ltd.	700	8,594
Nippon Prologis REIT, Inc.	4	12,840
Nippon Sanso Holdings Corp.	700	13,165
Nippon Shokubai Co., Ltd.	200	10,509
Nippon Steel Corp.	700	12,185
Nippon Telegraph & Telephone Corp.	52,000	1,309,350
Nippon Television Holdings, Inc.	900	11,780
Nippon Yusen KK	200	7,857
Nissan Motor Co., Ltd.†	6,000	30,092
Nisshin Seifun Group, Inc.	4,100	66,127
Nitto Denko Corp.	3,786	314,105
Nomura Holdings, Inc.	25,300	136,424
Nomura Real Estate Holdings, Inc.	300	7,387
Nomura Real Estate Master Fund, Inc.	5	7,917
Nomura Research Institute, Ltd.	5,300	162,855
NTT Data Corp.	4,700	73,074
Obayashi Corp.	4,200	38,340
OBIC Co., Ltd.	200	38,480
Olympus Corp.	1,400	28,802
Omron Corp.	1,200	91,092
Ono Pharmaceutical Co., Ltd.	100	2,518
Oracle Corp. Japan	200	18,773
Oriental Land Co., Ltd.	3,900	552,463
ORIX Corp.	2,800	45,270
Orix JREIT, Inc.	5	8,824
Osaka Gas Co., Ltd.	300	5,802
Otsuka Corp.	300	15,116
Otsuka Holdings Co., Ltd.	400	15,393
Pan Pacific International Holdings Corp.	200	4,311
Panasonic Corp.	42,800	505,180
Persol Holdings Co., Ltd.	400	7,358
Pigeon Corp.	400	13,565
Pola Orbis Holdings, Inc.	9,444	244,943
Rakuten Group, Inc.	1,300	16,517
Recruit Holdings Co., Ltd.	51,500	2,329,488
Relo Group, Inc.	500	10,278
Rengo Co., Ltd.	1,500	12,454
Resona Holdings, Inc.	45,600	187,508
Ricoh Co., Ltd.	38,100	405,267
Ryohin Keikaku Co., Ltd.	3,300	69,490
Sankyu, Inc.	800	34,084
Sanwa Holdings Corp.	900	11,612
SBI Holdings, Inc.	400	11,317
SCREEN Holdings Co., Ltd.	300	28,752
Secom Co., Ltd.	300	24,924
Seiko Epson Corp.	600	10,207
Sekisui House, Ltd.	1,900	38,419
Seven & i Holdings Co., Ltd.	600	25,832
Seven Bank, Ltd.	4,400	9,464
Shimadzu Corp.	1,400	49,026
Shimamura Co., Ltd.	100	9,902
Shimano, Inc.	1,200	274,542
Shin-Etsu Chemical Co., Ltd.	600	101,382
Shionogi & Co., Ltd.	240	12,626
Shiseido Co., Ltd.	2,064	149,801
Shizuoka Bank, Ltd.	2,500	19,164
SMC Corp.	1,400	813,351
SoftBank Corp.	27,900	359,918
SoftBank Group Corp.	15,456	1,394,536
Sohgo Security Services Co., Ltd.	300	13,136
Sojitz Corp.	5,100	15,206
Sompo Holdings, Inc.	700	26,023
Sony Group Corp.	1,700	170,144
Stanley Electric Co., Ltd.	600	17,194
Subaru Corp.	18,400	341,558
Sumitomo Chemical Co., Ltd.	127,900	652,335
Sumitomo Corp.	6,100	83,099
Sumitomo Electric Industries, Ltd.	5,900	87,837
Sumitomo Forestry Co., Ltd.	500	11,585
Sumitomo Heavy Industries, Ltd.	600	17,389
Sumitomo Mitsui Financial Group, Inc.	63,700	2,217,766
Sumitomo Mitsui Trust Holdings, Inc.	6,100	207,775
Sumitomo Realty & Development Co., Ltd.	600	19,988
Sumitomo Rubber Industries, Ltd.	34,100	422,057
Suntory Beverage & Food, Ltd.	7,200	243,170
Suzuki Motor Corp.	200	7,598
Sysmex Corp.	2,100	210,011
T&D Holdings, Inc.	1,800	22,067
Takeda Pharmaceutical Co., Ltd.	8,200	274,256
TDK Corp.	200	27,096
Teijin, Ltd.	2,613	42,964
Terumo Corp.	1,000	37,827
THK Co., Ltd.	400	13,623
Tokio Marine Holdings, Inc.	13,500	646,868
Tokyo Century Corp.	100	6,180
Tokyo Electron, Ltd.	3,700	1,629,696
Tokyo Gas Co., Ltd.	5,300	107,345
Tokyo Ohka Kogyo Co., Ltd.	200	13,249
Tokyo Tatemono Co., Ltd.	700	10,338
Tokyu Fudosan Holdings Corp.	1,300	7,224
Toray Industries, Inc.	16,000	99,327
Toshiba Corp.	3,800	156,692
Toyo Seikan Group Holdings, Ltd.	900	10,532
Toyoda Gosei Co., Ltd.	1,100	26,889
Toyota Boshoku Corp.	800	14,914
Toyota Industries Corp.	700	56,069

Toyota Motor Corp.	14,885	1,116,195
Toyota Tsusho Corp.	800	33,848
Trend Micro, Inc.	300	14,264
Ube Industries, Ltd.	500	10,094
Ulvac Inc	300	13,687
Unicharm Corp.	100	3,875
United Urban Investment Corp.	6	8,974
Workman Co., Ltd.	100	6,528
Yakult Honsha Co., Ltd.	400	19,478
Yamada Holdings Co., Ltd.	79,400	395,349
Yamaha Corp.	300	16,342
Yaskawa Electric Corp.	3,400	156,954
Yokohama Rubber Co., Ltd.	2,600	48,347
Z Holdings Corp.	2,200	10,148
Zeon Corp.	800	12,759

		42,511,898

Jersey — 0.3%
Amcor PLC	17,189	201,971
Aptiv PLC†	81	11,655
Experian PLC	29,656	1,144,573
Ferguson PLC	810	102,135
Glencore PLC	145,308	591,860
Janus Henderson Group PLC	5,289	181,889
WPP PLC	18,500	249,174

		2,483,257

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	802	69,734

Luxembourg — 0.0%
ArcelorMittal SA†	1,387	40,455
Aroundtown SA	4,359	33,555
RTL Group SA	452	26,576

		100,586

Netherlands — 1.4%
ABN AMRO Bank NV CVA†*	8,778	113,467
Adyen NV†*	212	520,570
Aegon NV	83,841	389,813
Airbus SE†	659	79,145
Akzo Nobel NV	4,869	584,694
ASML Holding NV	4,693	3,055,405
BE Semiconductor Industries NV	303	24,537
CNH Industrial NV	1,633	24,369
Euronext NV*	118	11,872
EXOR NV	198	16,312
Ferrari NV	67	14,362
Flow Traders*	1,575	65,032
GrandVision NV†*	1	32
Heineken NV	8,156	945,525
IMCD NV	155	22,535
ING Groep NV	95,290	1,218,264
JDE Peet’s NV†	4,843	188,233
Just Eat Takeaway.com NV†*	132	13,645
Koninklijke Ahold Delhaize NV	41,633	1,120,589
Koninklijke DSM NV	410	73,523
Koninklijke Philips NV†	2,649	149,268
Koninklijke Vopak NV	104	4,764
LyondellBasell Industries NV, Class A	118	12,241
NN Group NV	8,252	412,520
NXP Semiconductors NV	584	112,426
Prosus NV	4,561	494,549
QIAGEN NV†	374	18,225
Randstad NV	16,581	1,197,909
Signify NV†*	6,624	376,612
Stellantis NV (MIL)	11,090	184,830
Stellantis NV (XPAR)†	1,242	20,640
STMicroelectronics NV	800	29,954
Technip Energies NV†	983	14,000
Wolters Kluwer NV	3,357	303,871

		11,813,733

New Zealand — 0.0%
Contact Energy, Ltd.	1,990	10,744
Xero, Ltd.†	710	76,956

		87,700

Norway — 0.0%
Equinor ASA	9,874	199,720

Panama — 0.0%
Carnival Corp.†	3,128	87,459

Papua New Guinea — 0.0%
Oil Search, Ltd.	2,934	8,504

Portugal — 0.0%
EDP - Energias de Portugal SA	5,977	33,265
Galp Energia SGPS SA	1,316	15,160
Jeronimo Martins SGPS SA	353	6,446

		54,871

Puerto Rico — 0.0%
Popular, Inc.	192	14,200

Singapore — 0.2%
DBS Group Holdings, Ltd.	17,882	402,158
Flex, Ltd.†	1,017	17,696
Jardine Cycle & Carriage, Ltd.	12,000	208,983
Oversea-Chinese Banking Corp., Ltd.	33,037	303,020
Singapore Airlines, Ltd.†	2,500	9,512
Singapore Press Holdings, Ltd.	100	138
Singapore Technologies Engineering, Ltd.	3,800	11,026
Singapore Telecommunications, Ltd.	33,900	63,618
United Overseas Bank, Ltd.	11,700	233,886
Yangzijiang Shipbuilding Holdings, Ltd.	310,100	333,297

		1,583,334

Spain — 0.1%
ACS Actividades de Construccion y Servicios SA	755	24,618
Amadeus IT Group SA†	861	58,631
Banco Bilbao Vizcaya Argentaria SA	10,078	56,470
Banco Santander SA	25,886	100,008
CaixaBank SA	7,520	24,119

Cellnex Telecom SA*	431	24,384
Endesa SA	1,097	28,828
Ferrovial SA	2,326	66,096
Grifols SA	180	4,880
Iberdrola SA	10,778	145,821
Industria de Diseno Textil SA	1,648	58,672
Naturgy Energy Group SA	993	25,460
Repsol SA	2,857	34,055
Siemens Gamesa Renewable Energy SA†	365	13,203
Telefonica SA	5,483	25,432
Zardoya Otis SA	2,116	13,405

		704,082

SupraNational — 0.0%
Unibail-Rodamco-Westfield†	182	15,025

Sweden — 0.9%
AAK AB	970	22,283
Alfa Laval AB	2,705	91,865
Assa Abloy AB, Class B	1,373	39,148
Atlas Copco AB, Class A	17,689	1,072,296
Atlas Copco AB, Class B	11,392	591,651
Boliden AB	979	38,155
Dometic Group AB*	6,579	103,746
Epiroc AB, Class A	2,935	63,632
Epiroc AB, Class B	1,573	30,869
EQT AB	172	5,820
Evolution Gaming Group AB*	215	42,481
Hennes & Mauritz AB, Class B†	63,700	1,570,258
Hexagon AB, Class B	130	12,398
Hexpol AB	1,458	18,010
Indutrade AB	1,631	42,629
Intrum AB	941	32,409
Investor AB, Class B	803	68,208
Kinnevik AB, Class B	8,448	466,990
L E Lundbergforetagen AB, Class B	1,973	112,772
Loomis AB	4,876	160,052
Saab AB, Series B	4,654	137,890
Sandvik AB	679	16,773
Securitas AB, Class B	1,166	19,878
Skandinaviska Enskilda Banken AB, Class A	660	8,469
SKF AB, Class B	14,136	365,130
SSAB AB, Class A†	20,551	111,741
Svenska Handelsbanken AB, Class A	841	9,755
Swedbank AB, Class A	797	14,002
Swedish Match AB	2,630	215,979
Telefonaktiebolaget LM Ericsson, Class B	107,705	1,480,625
Trelleborg AB, Class B	8,758	228,305
Volvo AB, Class B	27,622	678,063

		7,872,282

Switzerland — 1.4%
ABB, Ltd.	921	29,898
Adecco Group AG	11,036	747,130
Alcon, Inc.	634	47,592
Baloise Holding AG	212	35,848
Banque Cantonale Vaudoise	158	16,113
BKW AG	103	11,526
Cie Financiere Richemont SA	15,374	1,577,545
Clariant AG	5,521	115,538
Credit Suisse Group AG	39,392	415,484
Garmin, Ltd.	1,130	155,081
Geberit AG	113	74,483
Givaudan SA	458	1,918,456
Julius Baer Group, Ltd.	473	29,797
Kuehne & Nagel International AG	1,250	373,623
LafargeHolcim, Ltd.	6,956	428,615
Lonza Group AG	68	43,271
Nestle SA	14,405	1,717,329
Novartis AG	2,952	252,155
Partners Group Holding AG	43	61,422
Roche Holding AG (NYSE)	725	251,769
Roche Holding AG (SIX)	2,453	799,211
Schindler Holding AG	172	47,833
SGS SA	83	245,830
Sika AG	4,991	1,487,957
Sonova Holding AG†	216	63,936
Straumann Holding AG	30	43,023
Swatch Group AG	897	275,091
Swiss Life Holding AG	105	51,195
Swiss Prime Site AG	243	23,638
Swiss Re AG	1,720	159,905
TE Connectivity, Ltd.	530	71,269
Tecan Group AG	69	33,602
Temenos AG	104	15,284
UBS Group AG	25,491	389,893
Vifor Pharma AG	34	4,901
Zurich Insurance Group AG	334	137,069

		12,152,312

United Kingdom — 2.7%
3i Group PLC	7,534	133,350
Abcam PLC†	2,687	56,916
Admiral Group PLC	160	6,913
Anglo American PLC	987	41,911
Antofagasta PLC	797	20,554
Ashtead Group PLC	1,028	66,012
AstraZeneca PLC	16,895	1,799,917
Auto Trader Group PLC†*	946	7,447
Aviva PLC	53,688	296,690
Babcock International Group PLC†	29,526	117,414
BAE Systems PLC	2,957	20,693
Barclays PLC	19,101	46,275
BHP Group PLC	9,418	284,534
BP PLC	428,758	1,789,842
British American Tobacco PLC	33,103	1,228,241
British Land Co. PLC	1,226	8,775
BT Group PLC†	11,836	26,957
Bunzl PLC	1,058	33,995
Centrica PLC†	97,340	76,134
Compass Group PLC†	20,919	454,112
Dart Group PLC†	5,700	117,389
Diageo PLC	39,237	1,761,383
Direct Line Insurance Group PLC	817	3,217
Dunelm Group PLC	11,217	228,423

Evraz PLC	1,373	12,176
Genus PLC	138	9,689
GlaxoSmithKline PLC	20,507	379,320
Halma PLC	260	9,291
Hargreaves Lansdown PLC	473	11,229
HomeServe PLC	6	91
Howden Joinery Group PLC†	8,368	93,450
HSBC Holdings PLC	198,656	1,242,369
IG Group Holdings PLC	4	51
Imperial Brands PLC	17,110	356,120
Informa PLC†	50,761	393,969
InterContinental Hotels Group PLC†	1,300	92,491
International Game Technology PLC†	1,283	22,093
Intertek Group PLC	1,618	137,120
ITV PLC†	69,701	116,574
J Sainsbury PLC	7,776	25,521
JD Sports Fashion PLC†	19,450	246,601
John Wood Group PLC†	17,770	68,871
Johnson Matthey PLC	16,726	750,545
Kingfisher PLC†	159,864	788,730
Land Securities Group PLC	757	7,533
Legal & General Group PLC	6,731	25,331
Lloyds Banking Group PLC	1,075,696	674,666
London Stock Exchange Group PLC	405	41,377
M&G PLC	3,526	10,579
Marks & Spencer Group PLC†	69,294	151,163
Melrose Industries PLC	5,646	12,711
Micro Focus International PLC	53,782	384,623
Mondi PLC	522	14,160
National Grid PLC	4,188	52,794
Natwest Group PLC	11,591	31,464
Nielsen Holdings PLC	1,143	29,318
NMC Health PLC†(1)	128	0
Pearson PLC	1,598	18,324
Phoenix Group Holdings PLC	5,344	52,491
Prudential PLC	3,330	70,537
Reckitt Benckiser Group PLC	954	85,037
Redrow PLC	1,547	14,764
RELX PLC	48,351	1,254,757
Rentokil Initial PLC	16,345	112,932
Rightmove PLC	55,709	472,300
Rio Tinto PLC	6,867	577,112
Rolls-Royce Holdings PLC†	285,565	413,218
Royal Dutch Shell PLC, Class A	84,572	1,588,563
Royal Dutch Shell PLC, Class B	61,953	1,109,284
Royal Mail PLC†	49,217	337,080
RSA Insurance Group PLC	633	5,965
Sage Group PLC	886	7,805
Schroders PLC	111	5,529
Segro PLC	1,876	26,047
Severn Trent PLC	74	2,531
Smith & Nephew PLC	599	12,988
Smiths Group PLC	7,180	161,125
Spirax-Sarco Engineering PLC	67	10,930
SSE PLC	16,239	329,136
St James’s Place PLC	510	9,593
Standard Chartered PLC	57,827	415,059
Standard Life Aberdeen PLC	1,848	7,088
Tate & Lyle PLC	3,954	43,679
Tesco PLC	73,754	225,034
Unilever PLC (LSE)	9,637	565,060
Unilever PLC (XAMS)	2,148	125,459
United Utilities Group PLC	459	6,136
Vodafone Group PLC	36,442	68,553
WH Smith PLC†	405	10,118
WM Morrison Supermarkets PLC	32,063	76,969

		23,040,317

United States — 24.8%
3M Co.	806	158,895
A.O. Smith Corp.	33	2,236
Abbott Laboratories	2,174	261,054
AbbVie, Inc.	11,460	1,277,790
Activision Blizzard, Inc.	4,431	404,063
Adobe, Inc.†	4,094	2,081,144
Advance Auto Parts, Inc.	108	21,617
Advanced Drainage Systems, Inc.	314	35,061
Advanced Micro Devices, Inc.†	9,873	805,834
AES Corp.	4,846	134,816
Affiliated Managers Group, Inc.	1,298	209,199
Aflac, Inc.	1,811	97,305
AGCO Corp.	410	59,827
Agilent Technologies, Inc.	7,411	990,406
AGNC Investment Corp.	4,591	82,317
Air Products & Chemicals, Inc.	185	53,369
Airbnb, Inc., Class A†	257	44,386
Akamai Technologies, Inc.†	435	47,284
Alaska Air Group, Inc.†	3,693	255,334
Albemarle Corp.	133	22,367
Albertsons Cos., Inc., Class A	7,829	145,385
Alexandria Real Estate Equities, Inc.	247	44,732
Alexion Pharmaceuticals, Inc.†	279	47,062
Align Technology, Inc.†	2,170	1,292,300
Alleghany Corp.†	275	186,717
Allegiant Travel Co.†	201	47,382
Alliance Data Systems Corp.	3,742	440,995
Alliant Energy Corp.	885	49,710
Allstate Corp.	11,081	1,405,071
Ally Financial, Inc.	9,672	497,624
Alphabet, Inc., Class A†	2,043	4,808,200
Alphabet, Inc., Class C†	2,317	5,584,248
Altice USA, Inc., Class A†	6,750	245,092
Amazon.com, Inc.†	2,631	9,122,782
Ameren Corp.	1,551	131,587
American Airlines Group, Inc.†	982	21,329
American Eagle Outfitters, Inc.	6,288	217,376
American Electric Power Co., Inc.	1,878	166,597
American Express Co.	3,574	548,073
American Financial Group, Inc.	130	15,972
American Tower Corp.	773	196,937
American Water Works Co., Inc.	729	113,717
Ameriprise Financial, Inc.	2,378	614,475
AmerisourceBergen Corp.	602	72,722
Amgen, Inc.	3,893	932,919
Analog Devices, Inc.	248	37,984
Annaly Capital Management, Inc.	4,732	42,967

ANSYS, Inc.†	211	77,154
Antero Midstream Corp.	3,472	29,998
Anthem, Inc.	1,507	571,741
APA Corp.†	530	10,600
Apple, Inc.	112,603	14,802,790
Applied Materials, Inc.	6,900	915,699
Aramark	3,698	143,741
Arthur J. Gallagher & Co.	676	97,986
Assurant, Inc.	181	28,164
AT&T, Inc.	23,453	736,659
Atmos Energy Corp.	742	76,864
Autodesk, Inc.†	530	154,712
Autoliv, Inc.†	3,110	313,053
Automatic Data Processing, Inc.	960	179,510
AutoNation, Inc.†	4,453	456,343
AutoZone, Inc.†	47	68,814
AvalonBay Communities, Inc.	221	42,432
Avery Dennison Corp.	501	107,299
Ball Corp. (LSE)	644	60,304
Ball Corp. (NYSE)	2,012	188,404
Bank of America Corp.	14,806	600,087
Bank of New York Mellon Corp.	23,742	1,184,251
Bank OZK	668	27,381
Baxter International, Inc.	215	18,423
Becton Dickinson & Co.	203	50,508
Berkshire Hathaway, Inc., Class B†	8,397	2,308,755
Berry Global Group, Inc.†	6,463	411,176
Best Buy Co., Inc.	2,238	260,212
Bio-Rad Laboratories, Inc., Class A†	374	235,669
Biogen, Inc.†	195	52,129
Blackstone Group, Inc., Class A	127	11,238
Blackstone Mtg. Trust, Inc., Class A	1,488	48,345
Boeing Co.†	1,387	324,988
Booking Holdings, Inc.†	223	549,936
Booz Allen Hamilton Holding Corp.	221	18,332
BorgWarner, Inc.	8,126	394,761
Boston Properties, Inc.	219	23,948
Boston Scientific Corp.†	772	33,659
Bright Horizons Family Solutions, Inc.†	196	28,387
Brighthouse Financial, Inc.†	1,495	69,951
Bristol-Myers Squibb Co.	43,042	2,686,682
Broadcom, Inc.	607	276,913
Broadridge Financial Solutions, Inc.	386	61,231
Brown & Brown, Inc.	3,133	166,613
Bruker Corp.	271	18,569
Builders FirstSource, Inc.†	255	12,411
C.H. Robinson Worldwide, Inc.	2,089	202,800
Cabot Oil & Gas Corp.	1,685	28,089
Cadence Design Systems, Inc.†	652	85,914
Caesars Entertainment, Inc.†	335	32,776
Capital One Financial Corp.	822	122,544
Cardinal Health, Inc.	184	11,103
Cargurus, Inc.†	1,323	32,652
CarMax, Inc.†	320	42,637
Carrier Global Corp.	4,349	189,529
Carter’s, Inc.†	379	41,231
Carvana Co.†	52	14,834
Caterpillar, Inc.	1,571	358,361
Cboe Global Markets, Inc.	165	17,221
CBRE Group, Inc., Class A†	5,776	492,115
Celanese Corp.	314	49,188
Centene Corp.†	12,921	797,743
CenterPoint Energy, Inc.	3,067	75,111
Ceridian HCM Holding, Inc.†	125	11,810
Charles Schwab Corp.	13,481	949,062
Charter Communications, Inc., Class A†	253	170,383
Chegg, Inc.†	4,949	447,043
Cheniere Energy, Inc.†	692	53,644
Chevron Corp.	4,837	498,550
Chipotle Mexican Grill, Inc.†	355	529,671
Choice Hotels International, Inc.†	1,915	217,927
Cigna Corp.	5,530	1,377,025
Cincinnati Financial Corp.	443	49,917
Cintas Corp.	248	85,595
Cirrus Logic, Inc.†	1,464	108,936
Cisco Systems, Inc.	707	35,993
Citigroup, Inc.	4,145	295,290
Citizens Financial Group, Inc.	871	40,310
Citrix Systems, Inc.	287	35,545
Clorox Co.	1,476	269,370
CME Group, Inc.	700	141,393
CMS Energy Corp.	8,467	545,190
Coca-Cola Co.	3,050	164,639
Cognizant Technology Solutions Corp., Class A	1,120	90,048
Colgate-Palmolive Co.	27,666	2,232,646
Columbia Sportswear Co.	4,705	512,892
Comcast Corp., Class A	25,559	1,435,138
Comerica, Inc.	519	39,008
Commerce Bancshares, Inc.	268	20,853
Conagra Brands, Inc.	1,302	48,291
Concentrix Corp.†	230	35,737
ConocoPhillips	3,534	180,729
Consolidated Edison, Inc.	5,101	394,868
Cooper Cos., Inc.	261	107,242
Copart, Inc.†	478	59,516
Corning, Inc.	3,375	149,209
CoStar Group, Inc.†	46	39,304
Costco Wholesale Corp.	1,602	596,088
Coupa Software, Inc.†	714	192,095
Credit Acceptance Corp.†	91	35,926
Crowdstrike Holdings, Inc., Class A†	47	9,800
Crown Castle International Corp.	739	139,715
Crown Holdings, Inc.	1,149	126,160
CSX Corp.	1,060	106,795
CubeSmart	497	21,043
Cummins, Inc.	5,082	1,280,867
CVS Health Corp.	39,719	3,034,532
D.R. Horton, Inc.	4,806	472,382
Danaher Corp.	784	199,089
Darden Restaurants, Inc.	8,359	1,226,432
Darling Ingredients, Inc.†	202	14,029
Datadog, Inc., Class A†	80	6,862
DaVita, Inc.†	90	10,488
Deckers Outdoor Corp.†	221	74,742
Deere & Co.	3,885	1,440,752

Dell Technologies, Inc., Class C†	536	52,705
Delta Air Lines, Inc.†	15,457	725,242
Devon Energy Corp.	2,003	46,830
DexCom, Inc.†	23	8,880
Diamondback Energy, Inc.	270	22,067
Dick’s Sporting Goods, Inc.	6,457	533,219
Digital Realty Trust, Inc.	444	68,514
Discover Financial Services	999	113,886
Discovery, Inc., Class A†	1,318	49,636
Discovery, Inc., Class C†	930	30,048
DocuSign, Inc.†	25	5,573
Dolby Laboratories, Inc., Class A	662	67,173
Dollar General Corp.	797	171,156
Dollar Tree, Inc.†	888	102,031
Dominion Energy, Inc.	2,501	199,830
Domino’s Pizza, Inc.	74	31,253
Donaldson Co., Inc.	3,645	229,198
Dover Corp.	390	58,184
Dow, Inc.	861	53,812
DraftKings, Inc., Class A†	646	36,602
DTE Energy Co.	2,275	318,545
Duke Energy Corp.	2,352	236,823
Duke Realty Corp.	629	29,261
DuPont de Nemours, Inc.	698	53,823
DXC Technology Co.†	322	10,597
Dynatrace, Inc.†	278	14,467
East West Bancorp, Inc.	1,035	78,815
Eastman Chemical Co.	403	46,502
eBay, Inc.	9,032	503,895
Ecolab, Inc.	271	60,737
Edison International	1,683	100,054
Edwards Lifesciences Corp.†	324	30,948
Electronic Arts, Inc.	5,183	736,401
Eli Lilly & Co.	896	163,762
Emerson Electric Co.	7,405	670,078
Entergy Corp.	922	100,765
EOG Resources, Inc.	1,613	118,781
EPAM Systems, Inc.†	95	43,486
Equifax, Inc.	923	211,579
Equinix, Inc.	1,496	1,078,257
Equitable Holdings, Inc.	268	9,174
Equitrans Midstream Corp.	3,221	26,283
Equity LifeStyle Properties, Inc.	934	64,820
Equity Residential	479	35,556
Erie Indemnity Co., Class A	106	22,686
Essex Property Trust, Inc.	90	26,147
Estee Lauder Cos., Inc., Class A	750	235,350
Etsy, Inc.†	1,258	250,078
Euronet Worldwide, Inc.†	1,682	241,249
Evergy, Inc.	1,035	66,209
Eversource Energy	1,135	97,860
Exelon Corp.	7,031	315,973
Expedia Group, Inc.†	430	75,779
Expeditors International of Washington, Inc.	3,039	333,865
Extra Space Storage, Inc.	628	93,377
Exxon Mobil Corp.	9,740	557,518
Facebook, Inc., Class A†	11,027	3,584,657
Fastenal Co.	963	50,346
Federal Realty Investment Trust	89	10,043
FedEx Corp.	3,174	921,444
Fidelity National Information Services, Inc.	19,998	3,057,694
Fifth Third Bancorp	1,384	56,107
First American Financial Corp.	8,439	544,315
First Republic Bank	377	69,081
FirstEnergy Corp.	2,484	94,193
Fiserv, Inc.†	1,063	127,688
Five9, Inc.†	197	37,030
FleetCor Technologies, Inc.†	167	48,049
FLIR Systems, Inc.	168	10,075
Flowserve Corp.	178	7,056
Ford Motor Co.†	1,402	16,179
Fortinet, Inc.†	302	61,677
Fortive Corp.	838	59,347
Fortune Brands Home & Security, Inc.	204	21,416
Fox Corp., Class A	341	12,760
Franklin Resources, Inc.	10,841	325,230
Frontdoor, Inc.†	572	30,619
Gap, Inc.	230	7,613
Gartner, Inc.†	5,235	1,025,432
General Dynamics Corp.	298	56,689
General Electric Co.	11,843	155,380
General Motors Co.†	765	43,773
Gentex Corp.	1,076	37,854
Genuine Parts Co.	7,794	974,016
Gilead Sciences, Inc.	9,171	582,083
Global Payments, Inc.	555	119,120
Globe Life, Inc.	230	23,573
GoDaddy, Inc., Class A†	131	11,373
Goldman Sachs Group, Inc.	657	228,932
Graco, Inc.	1,537	118,042
Guidewire Software, Inc.†	777	81,981
H&R Block, Inc.	2,941	65,467
Haemonetics Corp.†	291	19,573
Halliburton Co.	2,408	47,100
Hanesbrands, Inc.	427	8,993
Hanover Insurance Group, Inc.	122	16,874
Hartford Financial Services Group, Inc.	1,274	84,033
HCA Healthcare, Inc.	537	107,969
Healthcare Trust of America, Inc., Class A	1,406	41,294
Healthpeak Properties, Inc.	735	25,240
HEICO Corp., Class A	61	7,703
Henry Schein, Inc.†	1,492	108,170
Hess Corp.	905	67,432
Hewlett Packard Enterprise Co.	48,069	770,065
Hill-Rom Holdings, Inc.	146	16,092
Hilton Worldwide Holdings, Inc.†	789	101,544
HollyFrontier Corp.	169	5,915
Hologic, Inc.†	217	14,224
Home Depot, Inc.	2,181	705,924
Honeywell International, Inc.	1,190	265,418
Host Hotels & Resorts, Inc.†	837	15,200
Howmet Aerospace, Inc.†	1,878	60,021
HP, Inc.	5,651	192,756
HubSpot, Inc.†	1,077	566,987

Humana, Inc.	3,466	1,543,202
Huntington Bancshares, Inc.	2,102	32,203
IDACORP, Inc.	150	15,372
IDEX Corp.	282	63,224
IDEXX Laboratories, Inc.†	101	55,448
Illinois Tool Works, Inc.	1,231	283,696
Illumina, Inc.†	407	159,886
Ingersoll Rand, Inc.†	11,958	590,845
Insulet Corp.†	90	26,570
Intel Corp.	35,620	2,049,219
Interactive Brokers Group, Inc., Class A	1,219	87,183
Intercontinental Exchange, Inc.	1,161	136,661
International Business Machines Corp.	2,179	309,157
International Flavors & Fragrances, Inc.	382	54,309
International Paper Co.	1,256	72,848
Intuit, Inc.	1,518	625,659
Intuitive Surgical, Inc.†	97	83,905
Invitation Homes, Inc.	671	23,525
IQVIA Holdings, Inc.†	101	23,704
Iron Mountain, Inc.	386	15,486
Itron, Inc.†	733	65,926
J.M. Smucker Co.	6,988	915,358
J2 Global, Inc.†	3,219	389,499
Jack Henry & Associates, Inc.	79	12,864
Jacobs Engineering Group, Inc.	546	72,951
John Bean Technologies Corp.	115	16,719
Johnson & Johnson	20,077	3,267,130
Jones Lang LaSalle, Inc.†	206	38,709
JPMorgan Chase & Co.	16,397	2,522,023
KB Home	2,040	98,389
Kellogg Co.	8,248	514,840
KeyCorp	10,389	226,065
Keysight Technologies, Inc.†	2,587	373,433
Kimco Realty Corp.	591	12,411
Kinder Morgan, Inc.	29,858	509,079
KKR & Co., Inc., Class A	52	2,942
KLA Corp.	388	122,356
Knight-Swift Transportation Holdings, Inc.	1,212	57,109
Kohl’s Corp.	9,418	552,460
Kroger Co.	4,024	147,037
L Brands, Inc.†	371	24,449
L3Harris Technologies, Inc.	2,961	619,530
Laboratory Corp. of America Holdings†	3,181	845,732
Lam Research Corp.	334	207,230
Lamar Advertising Co., Class A	240	23,770
Las Vegas Sands Corp.†	1,478	90,542
Lear Corp.	33	6,067
Leggett & Platt, Inc.	156	7,749
Leidos Holdings, Inc.	392	39,702
Lennar Corp., Class A	2,849	295,156
Lennox International, Inc.	252	84,506
Lincoln Electric Holdings, Inc.	146	18,695
Lincoln National Corp.	437	28,025
Lithia Motors, Inc., Class A	113	43,435
Live Nation Entertainment, Inc.†	148	12,118
LKQ Corp.†	2,710	126,584
Lockheed Martin Corp.	2,084	793,087
Loews Corp.	1,025	57,144
Lowe’s Cos., Inc.	1,504	295,160
M&T Bank Corp.	299	47,149
Manhattan Associates, Inc.†	943	129,417
ManpowerGroup, Inc.	1,354	163,685
Marathon Oil Corp.	1,173	13,208
Marathon Petroleum Corp.	2,481	138,068
Markel Corp.†	52	61,174
MarketAxess Holdings, Inc.	72	35,169
Marriott International, Inc., Class A†	777	115,400
Marriott Vacations Worldwide Corp.†	1,636	290,603
Marsh & McLennan Cos., Inc.	5,120	694,784
Masco Corp.	14,516	927,282
Mastercard, Inc., Class A	3,042	1,162,227
Match Group, Inc.†	93	14,474
MAXIMUS, Inc.	554	50,769
McCormick & Co., Inc.	510	46,084
McDonald’s Corp.	1,951	460,592
McKesson Corp.	2,621	491,595
MDU Resources Group, Inc.	13,721	459,105
MercadoLibre, Inc.†	7	10,997
Merck & Co., Inc.	3,291	245,179
MetLife, Inc.	7,090	451,137
Mettler-Toledo International, Inc.†	161	211,445
MGIC Investment Corp.	11,206	170,779
MGM Resorts International	1,416	57,660
Microchip Technology, Inc.	247	37,122
Micron Technology, Inc.†	1,385	119,207
Microsoft Corp.	39,138	9,869,821
Mid-America Apartment Communities, Inc.	172	27,061
Middleby Corp.†	427	77,424
Mohawk Industries, Inc.†	407	83,638
Molina Healthcare, Inc.†	266	67,857
MongoDB, Inc.†	54	16,063
Moody’s Corp.	381	124,476
Morgan Stanley	37,993	3,136,322
Morningstar, Inc.	52	13,781
MSCI, Inc.	157	76,266
Nasdaq, Inc.	263	42,485
National Fuel Gas Co.	1,351	67,091
National Vision Holdings, Inc.†	3,629	182,938
NCR Corp.†	258	11,803
NetApp, Inc.	346	25,843
Netflix, Inc.†	2,685	1,378,667
New Residential Investment Corp.	5,421	58,113
New York Community Bancorp, Inc.	23,172	277,137
Newell Brands, Inc.	1,023	27,580
News Corp., Class A	261	6,837
News Corp., Class B	238	5,786
Nexstar Media Group, Inc., Class A	271	39,948
NextEra Energy, Inc.	5,707	442,350
NIKE, Inc., Class B	13,435	1,781,750
NiSource, Inc.	5,104	132,806
Nordson Corp.	742	156,866
Nordstrom, Inc.†	9,859	361,628
Norfolk Southern Corp.	335	93,545

Northern Trust Corp.	422	48,024
Northrop Grumman Corp.	1,267	449,075
NortonLifeLock, Inc.	1,126	24,333
NOV, Inc.†	3,787	56,616
NRG Energy, Inc.	1,325	47,461
Nucor Corp.	1,731	142,392
NVIDIA Corp.	1,652	991,828
NVR, Inc.†	9	45,163
O’Reilly Automotive, Inc.†	144	79,615
Occidental Petroleum Corp.	3,063	77,678
OGE Energy Corp.	565	18,961
Old Dominion Freight Line, Inc.	1,490	384,137
Omega Healthcare Investors, Inc.	1,799	68,362
Omnicom Group, Inc.	204	16,781
ONEOK, Inc.	1,879	98,347
Oracle Corp.	3,936	298,309
Oshkosh Corp.	103	12,816
Otis Worldwide Corp.	5,017	390,674
PACCAR, Inc.	141	12,673
Packaging Corp. of America	614	90,657
Parker-Hannifin Corp.	1,997	626,679
Paychex, Inc.	9,165	893,496
Paycom Software, Inc.†	77	29,600
PayPal Holdings, Inc.†	3,625	950,801
Penn National Gaming, Inc.†	229	20,408
PennyMac Financial Services, Inc.	1,277	76,888
Penske Automotive Group, Inc.	439	38,496
People’s United Financial, Inc.	567	10,280
PepsiCo, Inc.	852	122,824
Perspecta, Inc.	3,233	94,630
Pfizer, Inc.	40,991	1,584,302
PG&E Corp.†	5,317	60,188
Philip Morris International, Inc.	8,509	808,355
Phillips 66	20,173	1,632,197
Pinnacle West Capital Corp.	548	46,388
Pinterest, Inc., Class A†	174	11,548
Pioneer Natural Resources Co.	598	91,990
Pool Corp.	159	67,181
Portland General Electric Co.	833	42,366
PPG Industries, Inc.	44	7,535
PPL Corp.	15,421	449,214
Principal Financial Group, Inc.	586	37,428
Procter & Gamble Co.	1,587	211,738
Progressive Corp.	3,953	398,225
Prologis, Inc.	2,764	322,089
Prudential Financial, Inc.	942	94,539
PTC, Inc.†	141	18,463
Public Service Enterprise Group, Inc.	1,999	126,257
Public Storage	235	66,073
PulteGroup, Inc.	14,411	851,978
PVH Corp.†	92	10,413
QTS Realty Trust, Inc., Class A	3,375	224,404
QUALCOMM, Inc.	3,396	471,365
Quanta Services, Inc.	214	20,681
Quest Diagnostics, Inc.	221	29,145
Radian Group, Inc.	11,521	283,877
Ralph Lauren Corp.†	54	7,198
Raymond James Financial, Inc.	1,237	161,775
Raytheon Technologies Corp.	3,513	292,422
Realty Income Corp.	629	43,495
Regency Centers Corp.	195	12,414
Regeneron Pharmaceuticals, Inc.†	241	115,993
Regions Financial Corp.	8,834	192,581
Reinsurance Group of America, Inc.	176	22,973
Reliance Steel & Aluminum Co.	1,737	278,458
Republic Services, Inc.	1,068	113,528
Robert Half International, Inc.	360	31,540
Roku, Inc.†	52	17,834
Rollins, Inc.	1,075	40,076
Roper Technologies, Inc.	161	71,877
Ross Stores, Inc.	680	89,039
S&P Global, Inc.	576	224,865
SailPoint Technologies Holding, Inc.†	778	37,990
salesforce.com, Inc.†	1,871	430,929
Santander Consumer USA Holdings, Inc.	3	102
SBA Communications Corp.	508	152,258
Sealed Air Corp.	875	43,225
Sempra Energy	720	99,050
ServiceNow, Inc.†	452	228,879
Sherwin-Williams Co.	242	66,277
Signature Bank	246	61,871
Simon Property Group, Inc.	496	60,383
Sirius XM Holdings, Inc.	54,241	330,870
SiteOne Landscape Supply, Inc.†	76	13,633
Skechers U.S.A., Inc., Class A†	9,944	482,185
Slack Technologies, Inc., Class A†	257	10,897
Snap, Inc., Class A†	6,644	410,732
Snap-on, Inc.	294	69,854
Snowflake, Inc., Class A†	99	22,927
Southern Co.	9,663	639,401
Southwest Airlines Co.†	14,462	907,924
Splunk, Inc.†	970	122,627
Square, Inc., Class A†	115	28,154
Stanley Black & Decker, Inc.	976	201,808
Starbucks Corp.	2,276	260,579
State Street Corp.	729	61,200
Steel Dynamics, Inc.	1,149	62,299
Stifel Financial Corp.	709	49,056
Stryker Corp.	240	63,031
SVB Financial Group†	112	64,045
Synaptics, Inc.†	98	13,707
Synchrony Financial	1,023	44,746
Synopsys, Inc.†	301	74,365
Sysco Corp.	2,798	237,075
T. Rowe Price Group, Inc.	1,955	350,336
Take-Two Interactive Software, Inc.†	250	43,845
Tapestry, Inc.†	10,381	496,731
Target Corp.	2,020	418,665
TEGNA, Inc.	1,264	25,356
Teledyne Technologies, Inc.†	57	25,522
Tempur Sealy International, Inc.	5,640	215,110
Teradata Corp.†	302	14,940
Teradyne, Inc.	624	78,050
Terminix Global Holdings, Inc.†	911	46,361
Tesla, Inc.†	4,396	3,118,698
Texas Instruments, Inc.	1,012	182,676
Textron, Inc.	253	16,253

Thermo Fisher Scientific, Inc.	2,189	1,029,333
Timken Co.	135	11,322
TJX Cos., Inc.	9,794	695,374
Toll Brothers, Inc.	1,979	124,083
Tractor Supply Co.	646	121,836
TransDigm Group, Inc.†	144	88,379
TransUnion	215	22,487
Travel + Leisure Co.	407	26,264
Travelers Cos., Inc.	17,551	2,714,438
Trimble, Inc.†	234	19,188
TriNet Group, Inc.†	159	12,515
Truist Financial Corp.	15,866	941,012
Trupanion, Inc.†	437	35,441
Twilio, Inc., Class A†	39	14,344
Twitter, Inc.†	2,918	161,132
Tyler Technologies, Inc.†	15	6,373
Uber Technologies, Inc.†	160	8,763
UDR, Inc.	427	19,834
UGI Corp.	4,433	193,766
Ulta Beauty, Inc.†	462	152,160
Under Armour, Inc., Class A†	151	3,671
Under Armour, Inc., Class C†	381	7,586
Union Pacific Corp.	1,147	254,737
United Airlines Holdings, Inc.†	507	27,581
United Parcel Service, Inc., Class B	7,652	1,559,937
United Rentals, Inc.†	89	28,476
UnitedHealth Group, Inc.	9,181	3,661,383
Universal Health Services, Inc., Class B	101	14,989
Unum Group	228	6,443
US Bancorp	3,924	232,889
Vail Resorts, Inc.†	71	23,086
Valero Energy Corp.	1,521	112,493
Veeva Systems, Inc., Class A†	476	134,446
Ventas, Inc.	550	30,503
Verint Systems, Inc.†	5,281	256,498
VeriSign, Inc.†	1,658	362,721
Verisk Analytics, Inc.	626	117,813
Verizon Communications, Inc.	3,460	199,953
Vertex Pharmaceuticals, Inc.†	1,027	224,091
ViacomCBS, Inc., Class B	896	36,754
Viavi Solutions, Inc.†	778	12,728
VICI Properties, Inc.	12,266	388,832
Visa, Inc., Class A	18,003	4,204,781
Vistra Corp.	1,892	31,918
VMware, Inc., Class A†	2,969	477,504
Vontier Corp.†	6,988	219,004
Voya Financial, Inc.	10,610	719,570
Walgreens Boots Alliance, Inc.	3,666	194,665
Walmart, Inc.	16,761	2,345,031
Walt Disney Co.†	3,508	652,558
Waste Management, Inc.	1,056	145,696
Waters Corp.†	721	216,206
Wayfair, Inc., Class A†	27	7,980
WEC Energy Group, Inc.	876	85,121
Wells Fargo & Co.	8,634	388,962
Welltower, Inc.	605	45,393
Wendy’s Co.	21,340	481,644
Western Alliance Bancorp	275	28,894
Western Digital Corp.	230	16,245
Western Union Co.	26,106	672,491
WestRock Co.	2,693	150,135
Weyerhaeuser Co.	1,137	44,081
Whirlpool Corp.	471	111,368
Williams Cos., Inc.	4,808	117,123
Williams-Sonoma, Inc.	3,487	595,405
Wingstop, Inc.	1,587	251,397
Wintrust Financial Corp.	342	26,368
Workday, Inc., Class A†	281	69,407
WR Berkley Corp.	625	49,825
WW Grainger, Inc.	153	66,332
Wyndham Hotels & Resorts, Inc.	5,150	376,516
Wynn Resorts, Ltd.†	402	51,617
Xcel Energy, Inc.	1,829	130,408
Xilinx, Inc.	280	35,829
XPO Logistics, Inc.†	2,623	364,912
Xylem, Inc.	1,006	111,314
Yum! Brands, Inc.	708	84,620
Zebra Technologies Corp., Class A†	287	139,981
Zions Bancorp NA	234	13,057
Zoetis, Inc.	1,120	193,794
Zoom Video Communications, Inc., Class A†	66	21,092
Zscaler, Inc.†	2,456	460,844
Zynga, Inc., Class A†	38,858	420,444

		211,735,795

Total Common Stocks (cost $357,896,716)		383,663,941

U.S. GOVERNMENT TREASURIES — 44.6%
United States Treasury Notes
0.63% due 05/15/2030	$32,500,000	29,880,957
0.63% due 08/15/2030	49,500,000	45,331,172
0.88% due 11/15/2030	50,750,000	47,427,461
1.13% due 02/15/2031	24,000,000	22,905,000
1.50% due 02/15/2030	33,122,700	33,002,372
1.63% due 08/15/2029	26,967,800	27,277,508
1.75% due 11/15/2029	22,783,000	23,243,110
2.38% due 05/15/2029	24,308,800	26,012,315
2.63% due 02/15/2029	27,503,400	29,948,624
2.88% due 05/15/2028	29,500,000	32,607,871
2.88% due 08/15/2028	27,930,000	30,894,289
3.13% due 11/15/2028	27,902,900	31,384,223

Total U.S. Government Treasuries (cost $375,788,493)		379,914,902

OPTIONS - PURCHASED† — 0.3%
Exchanged-Traded Put Option-Purchased(2) (cost $5,232,534)	1,024	2,365,440

RIGHTS — 0.0%
Credit Suisse Group AG† Expires 05/06/2021 (cost $0)	45,208	0

Euronext NV† Expires 05/10/2021 (Strike price EUR59.65) (cost $0)	118	11,872

Total Rights (cost $0)		11,872

WARRANTS — 0.0%
Cie Financiere Richemont SA† Expires 11/22/2023	1,210	517
Occidental Petroleum Corp.† Expire 08/03/2027	234	2,522

Total Warrants (cost $1,155)		3,039

Total Long-Term Investment Securities (cost $738,918,898)		765,959,194

SHORT-TERM INVESTMENT SECURITIES — 7.6%
Registered Investment Companies — 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(3)	23,174,575	23,174,575

U.S. Government Treasuries — 4.9%
United States Treasury Bills
0.03% due 09/23/2021	$7,000,000	6,999,490
0.04% due 07/22/2021	7,000,000	6,999,767
0.04% due 08/12/2021	7,000,000	6,999,755
0.08% due 05/06/2021	7,000,000	6,999,997
0.08% due 06/17/2021	7,000,000	6,999,912
0.09% due 06/03/2021	7,000,000	6,999,970

		41,998,891

Total Short-Term Investment Securities (cost $65,170,934)		65,173,466

TOTAL INVESTMENTS (cost $804,089,832)	97.5%	831,132,660
Other assets less liabilities	2.5	21,718,521

NET ASSETS	100.0%	$852,851,181

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $2,350,174 representing 0.3% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2021	$3,050	102,400	$428,151,808	$5,232,534	$2,365,440	$(2,867,094)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of April 30, 2021

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Currency

LSE — London Stock Exchange

MIL — Milan Stock Exchange

NYSE — New York Stock Exchange

SIX — Swiss Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XPAR — Euronext Paris Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
154	Long	IBEX 35 Index	May 2021	$15,815,742	$16,324,809	$509,067
558	Long	MSCI EAFE Index	June 2021	61,461,821	62,978,670	1,516,849
265	Long	S&P 500 E-Mini Index	June 2021	52,057,158	55,310,800	3,253,642

						$5,279,558

						Unrealized (Depreciation)
57	Long	CAC 40 Index	May 2021	$4,275,840	$4,261,806	(14,034)
9	Long	DAX Index	June 2021	4,178,294	4,114,830	(63,464)
90	Long	FTSE 100 Index	June 2021	8,652,933	8,630,456	(22,477)
60	Short	FTSE 100 Index	June 2021	5,533,370	5,753,637	(220,267)
109	Long	FTSE/MIB Index	June 2021	15,717,048	15,701,782	(15,266)
69	Short	S&P 500 E-Mini Index	June 2021	13,969,400	14,401,680	(432,280)
18	Long	TOPIX Index	June 2021	3,129,359	3,126,414	(2,945)

						$(770,733)

Net Unrealized Appreciation (Depreciation)						$4,508,825

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	292,257	EUR	246,000	06/16/2021	$3,752	$—

Citibank N.A.	USD	35,156,853	EUR	29,056,014	06/16/2021	—	(194,021)
	USD	81,822	SGD	109,000	06/16/2021	75	—

						75	(194,021)

Deutsche Bank AG	JPY	208,730,619	USD	1,953,565	06/16/2021	43,083	—

JPMorgan Chase Bank	CHF	335,000	USD	365,596	06/16/2021	—	(1,640)
	EUR	6,556,380	USD	7,926,950	06/16/2021	37,719	—
	NOK	98,000	USD	11,560	06/16/2021	—	(214)
	USD	8,271,501	CAD	10,440,901	06/16/2021	223,690	—
	USD	1,868,622	EUR	1,570,422	06/16/2021	21,051	—
	USD	8,643,255	JPY	926,371,961	06/16/2021	—	(164,301)
	USD	55,835	NZD	77,000	06/16/2021	—	(742)
	USD	290,093	SEK	2,439,000	06/16/2021	—	(1,871)

						282,460	(168,768)

Morgan Stanley and Co.	AUD	2,537,287	USD	1,974,650	06/16/2021	19,667	—
	CAD	1	USD	1	06/16/2021	—	(0)
	USD	370,331	GBP	265,000	06/16/2021	—	(4,316)

						19,667	(4,316)

UBS AG	CAD	38,000	USD	30,106	06/16/2021	—	(812)
	USD	9,256,249	AUD	11,857,181	06/16/2021	—	(120,275)

						—	(121,087)

Unrealized Appreciation (Depreciation)						$349,037	$(488,192)

AUD — Australian Dollar
CAD — Canada Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Industry Allocation*
United States Treasury Notes	44.6%
U.S. Government Treasuries	4.9
Registered Investment Companies	2.7
Computers	1.8
Medical-Drugs	1.8
Diversified Banking Institutions	1.8
Banks-Commercial	1.5
Applications Software	1.3
Web Portals/ISP	1.3
Cosmetics & Toiletries	1.2
E-Commerce/Products	1.2
Auto-Cars/Light Trucks	1.1
Finance-Credit Card	1.0
Insurance-Property/Casualty	0.9
Medical-HMO	0.8
Oil Companies-Integrated	0.8
Electric-Integrated	0.8
Diversified Manufacturing Operations	0.7
Semiconductor Equipment	0.7
Internet Content-Entertainment	0.7
Transport-Services	0.7
Telephone-Integrated	0.7
Insurance-Life/Health	0.6
Industrial Automated/Robotic	0.6
Pharmacy Services	0.6
Apparel Manufacturers	0.6
Real Estate Investment Trusts	0.5
Electronic Components-Semiconductors	0.5
Human Resources	0.5
Data Processing/Management	0.5
Retail-Discount	0.5
Retail-Restaurants	0.5
Insurance-Multi-line	0.5
Machinery-General Industrial	0.5
Computer Services	0.4
Commercial Services-Finance	0.4
Retail-Apparel/Shoe	0.4
Athletic Footwear	0.4
Tobacco	0.4
Aerospace/Defense	0.4
Computer Data Security	0.4
Auto/Truck Parts & Equipment-Original	0.4
Real Estate Operations & Development	0.4
Investment Management/Advisor Services	0.4
Medical-Biomedical/Gene	0.3
Enterprise Software/Service	0.3
Food-Misc./Diversified	0.3
Diversified Minerals	0.3
Chemicals-Diversified	0.3
Beverages-Wine/Spirits	0.3
Options Purchased	0.3
Cable/Satellite TV	0.3
Electronic Forms	0.3
Auto-Heavy Duty Trucks	0.3
Building & Construction Products-Misc.	0.3
Rubber-Tires	0.3
Entertainment Software	0.3
Food-Retail	0.2
Chemicals-Specialty	0.2
Airlines	0.2
Oil Refining & Marketing	0.2
Building-Residential/Commercial	0.2
Commercial Services	0.2
Retail-Jewelry	0.2
Electronic Measurement Instruments	0.2
Retail-Building Products	0.2
Metal-Diversified	0.2
Office Automation & Equipment	0.2
Machinery-Farming	0.2
Networking Products	0.2
Transport-Marine	0.2
Electronic Components-Misc.	0.2
Electric Products-Misc.	0.2
Banks-Fiduciary	0.2
Dental Supplies & Equipment	0.2
Electric-Distribution	0.2
E-Commerce/Services	0.2
Medical Labs & Testing Services	0.2
Multimedia	0.2
Building Products-Cement	0.2
Retail-Major Department Stores	0.2
Transport-Truck	0.2
Diagnostic Equipment	0.1
Finance-Investment Banker/Broker	0.1
Insurance Brokers	0.1
Electric-Generation	0.1
Consulting Services	0.1
Distribution/Wholesale	0.1
Retail-Auto Parts	0.1
Oil Companies-Exploration & Production	0.1
Real Estate Management/Services	0.1
Machinery-Pumps	0.1
Brewery	0.1
Banks-Super Regional	0.1
Transport-Rail	0.1
Medical-Generic Drugs	0.1
Hotels/Motels	0.1
Building Products-Wood	0.1
Food-Confectionery	0.1
Textile-Apparel	0.1
Containers-Paper/Plastic	0.1
Insurance-Reinsurance	0.1
Resorts/Theme Parks	0.1
Pipelines	0.1
Aerospace/Defense-Equipment	0.1
Retail-Home Furnishings	0.1
Casino Services	0.1
Audio/Video Products	0.1
Building Products-Air & Heating	0.1
Coatings/Paint	0.1
Investment Companies	0.1
Semiconductor Components-Integrated Circuits	0.1
Toys	0.1
Power Converter/Supply Equipment	0.1
Food-Catering	0.1
Retail-Consumer Electronics	0.1
Computer Software	0.1
Medical-Wholesale Drug Distribution	0.1
Internet Content-Information/News	0.1
Retail-Automobile	0.1
Machinery-Construction & Mining	0.1
Retail-Regional Department Stores	0.1
Schools	0.1
Finance-Auto Loans	0.1
Retail-Sporting Goods	0.1
Footwear & Related Apparel	0.1
Software Tools	0.1
Cellular Telecom	0.1
Gambling (Non-Hotel)	0.1
Lighting Products & Systems	0.1
Metal Processors & Fabrication	0.1
Web Hosting/Design	0.1
Shipbuilding	0.1
Photo Equipment & Supplies	0.1

97.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$51,411	$22,988,906	**	$0	$23,040,317
Other Countries	223,393,737	137,229,887	**	—	360,623,624
U.S. Government Treasuries	—	379,914,902		—	379,914,902
Options-Purchased	2,365,440	—		—	2,365,440
Rights	—	11,872	##	—	11,872
Warrants	3,039	—		—	3,039
Short-Term Investment Securities	23,174,575	41,998,891			65,173,466

Total Investments at Value	$248,988,202	$582,144,458		$0	$831,132,660

Other Financial Instruments:+
Futures Contracts	$4,770,491	$509,067	**	$—	$5,279,558
Forward Foreign Currency Contracts	—	349,037		—	349,037

Total Other Financial Instruments	$4,770,491	$858,104		$—	$5,628,595

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$432,280	$338,453	**	$—	$770,733
Forward Foreign Currency Contracts	—	488,192		—	488,192

Total Other Financial Instruments	$432,280	$826,645		$—	$1,258,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
##	Amount includes $11,872 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.6%
Applications Software — 4.7%
Cerence, Inc.†	26,554	$2,560,071
Microsoft Corp.	23,900	6,027,102

		8,587,173

Audio/Video Products — 0.2%
Vizio Holding Corp., Class A†	10,839	278,671

Building-Heavy Construction — 0.3%
Vantage Towers AG†	18,997	588,336

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	4,400	247,060
Shaw Communications, Inc., Class B	44,500	1,288,858

		1,535,918

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	1,400	184,982
Vodafone Group PLC ADR	29,700	562,815

		747,797

Commercial Services-Finance — 0.7%
Boa Vista Servicos SA	207,100	514,695
Global Payments, Inc.	3,541	760,005

		1,274,700

Computer Aided Design — 3.0%
Synopsys, Inc.†	22,312	5,512,403

Computer Data Security — 3.0%
Cognyte Software, Ltd.†	11,095	289,912
CyberArk Software, Ltd.†	4,000	562,000
Fortinet, Inc.†	15,708	3,208,045
McAfee Corp., Class A	45,043	1,093,644
Tenable Holdings, Inc.†	5,091	190,887

		5,344,488

Computer Services — 0.3%
DXC Technology Co.†	19,000	625,290

Computer Software — 3.8%
Cornerstone OnDemand, Inc.†	16,635	736,348
Dropbox, Inc., Class A†	139,482	3,584,688
Xperi Holding Corp.	122,789	2,523,314

		6,844,350

Computers — 8.0%
Apple, Inc.	70,212	9,230,070
Dell Technologies, Inc., Class C†	26,593	2,614,890
HP, Inc.	87,441	2,982,612

		14,827,572

Computers-Memory Devices — 4.9%
NetApp, Inc.	62,300	4,653,187
Western Digital Corp.	62,218	4,394,457

		9,047,644

Computers-Other — 1.0%
Lumentum Holdings, Inc.†	21,325	1,813,691

Data Processing/Management — 2.0%
Fidelity National Information Services, Inc.	11,900	1,819,510
Fiserv, Inc.†	14,401	1,729,848

		3,549,358

E-Commerce/Products — 2.2%
eBay, Inc.	73,216	4,084,721

Electronic Components-Misc. — 2.2%
Advanced Energy Industries, Inc.	25,368	2,798,344
SMART Global Holdings, Inc.†	25,250	1,165,288

		3,963,632

Electronic Components-Semiconductors — 13.7%
Broadcom, Inc.	14,513	6,620,831
Intel Corp.	25,929	1,491,695
Marvell Technology, Inc.	95,408	4,313,396
Micron Technology, Inc.†	49,144	4,229,824
Qorvo, Inc.†	5,025	945,554
Rambus, Inc.†	36,700	696,566
Synaptics, Inc.†	48,817	6,828,034

		25,125,900

Enterprise Software/Service — 3.1%
Oracle Corp.	38,200	2,895,178
SailPoint Technologies Holding, Inc.†	10,950	534,688
salesforce.com, Inc.†	7,183	1,654,389
Verint Systems, Inc.†	11,595	563,169

		5,647,424

Entertainment Software — 1.5%
Activision Blizzard, Inc.	21,337	1,945,721
AppLovin Corp., Class A†	3,264	189,345
Sciplay Corp., Class A†	30,454	537,513

		2,672,579

Finance-Credit Card — 2.9%
Pagseguro Digital, Ltd., Class A†	21,530	984,782
Visa, Inc., Class A	19,075	4,455,157

		5,439,939

Internet Application Software — 0.3%
Zendesk, Inc.†	3,500	511,525

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†	11,600	2,166,416

Internet Security — 2.9%
NortonLifeLock, Inc.	127,478	2,754,800
Palo Alto Networks, Inc.†	7,423	2,623,214

		5,378,014

Machinery-Electrical — 2.1%
Bloom Energy Corp., Class A†	146,540	3,805,644

Medical-Biomedical/Gene — 0.4%
Eiger BioPharmaceuticals, Inc.†	76,425	648,848

Networking Products — 1.8%
Arista Networks, Inc.†	4,824	1,520,380
Cisco Systems, Inc.	9,400	478,554
Telefonaktiebolaget LM Ericsson ADR	86,100	1,187,319

		3,186,253

Semiconductor Components-Integrated Circuits — 4.5%
Analog Devices, Inc.	12,646	1,936,861
Maxim Integrated Products, Inc.	21,900	2,058,600
NXP Semiconductors NV	12,700	2,444,877
Renesas Electronics Corp.†	158,600	1,845,247

		8,285,585

Semiconductor Equipment — 15.8%
Applied Materials, Inc.	53,021	7,036,417
Lam Research Corp.	22,107	13,716,288
Teradyne, Inc.	64,278	8,039,892

		28,792,597

Telecommunication Equipment — 1.8%
CommScope Holding Co., Inc.†	32,819	539,872
Plantronics, Inc.†	70,617	2,823,974

		3,363,846

Web Hosting/Design — 1.5%
GoDaddy, Inc., Class A†	31,939	2,772,944

Web Portals/ISP — 6.6%
Alphabet, Inc., Class A†	3,050	7,178,175
Alphabet, Inc., Class C†	2,046	4,931,105

		12,109,280

Total Long-Term Investment Securities (cost $110,011,754)		178,532,538

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount $4,203,000 and collateralized by $4,358,500 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $4,287,132 (cost $4,203,000)	$4,203,000	4,203,000

TOTAL INVESTMENTS (cost $114,214,754)	99.9%	182,735,538
Other assets less liabilities	0.1	151,689

NET ASSETS	100.0%	$182,887,227

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$176,687,292	$1,845,246	**	$—	$178,532,538
Repurchase Agreements	—	4,203,000		—	4,203,000

Total Investments at Value	$176,687,292	$6,048,246		$—	$182,735,538

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 0.9%
Auto-Cars/Light Trucks — 0.7%
Toyota Motor Credit Corp. FRS Senior Notes 0.32% (3 ML+0.13%) due 08/13/2021	$2,830,000	$2,830,645

Computers — 0.2%
Apple, Inc. FRS Senior Notes 0.69% (3 ML+0.50%) due 02/09/2022	1,005,000	1,008,838

Total U.S. Corporate Bonds & Notes (cost $3,835,120)		3,839,483

FOREIGN CORPORATE BONDS & NOTES — 21.1%
Banks-Commercial — 3.4%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.65% (3 ML+0.46%) due 05/17/2021*	3,291,000	3,291,590
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.05% (3 ML+0.87%) due 11/23/2021	2,000,000	2,009,333
Bank of Montreal FRS Senior Notes 0.21% (SOFR+0.20%) due 02/11/2022	1,500,000	1,500,421
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021	3,250,000	3,269,572
Toronto-Dominion Bank FRS Senior Notes 0.25% (SOFR+0.24%) due 01/06/2023	712,000	712,455
Westpac Banking Corp. FRS Senior Notes 0.18% (SOFR+0.17%) due 04/19/2022	1,000,000	999,952
Westpac Banking Corp. FRS Senior Notes 1.03% (3 ML+0.85%) due 08/19/2021	2,000,000	2,004,795

		13,788,118

Banks-Export/Import — 0.9%
Swedish Export Credit Corp. FRS Senior Notes 0.30% (3 ML+0.12%) due 12/13/2021	700,000	700,484
Swedish Export Credit Corp. FRS Senior Notes 1.01% (SOFR+1.00%) due 12/19/2022	3,000,000	3,042,990

		3,743,474

Banks-Special Purpose — 2.0%
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS Government Guar. Notes 0.36% (SOFR+0.35%) due 03/15/2022	4,000,000	4,007,360
Nederlandse Waterschapsbank NV FRS Senior Notes 0.25% (3 ML+0.07%) due 12/15/2021*	4,000,000	4,001,557

		8,008,917

SupraNational Banks — 14.8%
African Development Bank FRS Senior Notes 0.19% (3 ML+0.01%) due 12/15/2021	3,500,000	3,500,582
Asian Development Bank FRS Senior Notes 0.19% (3 ML+0.01%) due 12/15/2021	11,500,000	11,501,485
EUROFIMA FRS Senior Notes 0.28% (3 ML+0.09%) due 11/15/2021	7,700,000	7,703,234
European Bank for Reconstruction & Development FRS Senior Notes 0.27% (SOFR+0.26%) due 08/19/2022	6,625,000	6,638,449
European Bank for Reconstruction & Development FRS Senior Notes 0.27% (SOFR+0.26%) due 03/13/2023	840,000	842,218
Inter-American Development Bank FRS Senior Notes 0.16% (3 ML - 0.02%) due 10/25/2021	2,000,000	1,999,740
Inter-American Development Bank FRS Senior Notes 0.18% (3 ML+0.00%) due 01/15/2022	20,000	20,000
Inter-American Development Bank FRS Senior Notes 0.27% (SOFR+0.26%) due 09/16/2022	5,450,000	5,462,481
Inter-American Development Bank FRS Senior Notes 0.38% (3 ML+0.20%) due 07/15/2021	3,000,000	3,001,500
Inter-American Investment Corp. FRS Senior Notes 0.28% (3 ML+0.09%) due 10/12/2021	11,250,000	11,253,712
International Bank for Reconstruction & Development FRS Senior Notes 0.14% (SOFR+0.13%) due 01/13/2023	5,500,000	5,502,365

International Finance Corp. FRS Senior Notes 0.24% (1 ML+0.13%) due 08/23/2021	3,000,000	3,000,990

		60,426,756

Total Foreign Corporate Bonds & Notes (cost $85,949,627)		85,967,265

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Sovereign Agency — 1.2%
Kommunalbanken AS FRS Senior Notes 0.26% (3 ML+0.08%) due 02/24/2022 (cost $5,001,591)	5,000,000	5,002,650

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Notes — 5.7%
United States Treasury Notes FRS 0.07% (3 M USBMMY+0.05%) due 01/31/2023	18,500,000	18,507,153
0.08% (3 M USBMMY+0.06%) due 10/31/2022	4,500,000	4,502,254

Total U.S. Government Treasuries (cost $23,002,859)		23,009,407

Total Long-Term Investment Securities (cost $117,789,197)		117,818,805

SHORT-TERM INVESTMENT SECURITIES — 70.0%
Certificates of Deposit — 2.4%
Royal Bank of Canada FRS 0.23% (3 ML+0.05%) due 03/11/2022	5,000,000	5,000,427
Toronto-Dominion Bank FRS 0.34% (3 ML+0.15%) due 05/07/2021	5,000,000	5,000,079

		10,000,506

Commercial Paper — 66.5%
Apple, Inc. 0.04% due 05/24/2021*	2,000,000	1,999,911
Bank of Montreal FRS 0.22% (3 ML+0.04%) due 03/10/2022	2,000,000	2,000,170
Banque Et Caisse 0.14% due 07/07/2021	7,500,000	7,498,725
Banque Et Caisse 0.15% due 06/10/2021	1,000,000	999,919
Banque Et Caisse 0.16% due 05/11/2021	2,750,000	2,749,962
BNG Bank NV 0.14% due 06/09/2021*	5,750,000	5,749,380
BNG Bank NV 0.15% due 06/09/2021*	5,000,000	4,999,461
BNG Bank NV 0.21% due 06/08/2021*	1,000,000	999,897
Caisse des Depots et Consignations 0.13% due 06/02/2021*	4,750,000	4,749,643
Caisse des Depots et Consignations 0.13% due 07/06/2021*	5,000,000	4,999,023
Caisse des Depots et Consignations 0.14% due 05/04/2021*	1,500,000	1,499,990
Canadian Imperial Bank 0.17% due 09/14/2021*	4,000,000	3,997,778
CDP Financial, Inc. 0.13% due 05/07/2021*	1,250,000	1,249,990
CDP Financial, Inc. 0.13% due 06/01/2021*	8,500,000	8,499,532
CDP Financial, Inc. 0.16% due 07/12/2021*	1,500,000	1,499,699
Commonwealth Bank of Australia 0.11% due 05/26/2021*	4,000,000	3,999,746
Corpoerative Centrale 0.20% due 05/13/2021	4,000,000	3,999,910
DNB Nor Bank ASA 0.16% due 07/08/2021*	8,750,000	8,748,558
DNB Nor Bank ASA 0.17% due 06/24/2021*	2,000,000	1,999,765
Erste Abwicklungsanstalt 0.12% due 05/3/2021*	4,500,000	4,499,977
Erste Abwicklungsanstalt 0.15% due 08/20/2021*	1,500,000	1,499,431
Erste Abwicklungsanstalt 0.17% due 05/14/2021*	3,250,000	3,249,913
European Investment Bank 0.12% due 05/14/2021	2,000,000	1,999,954
European Investment Bank 0.12% due 10/18/2021	9,500,000	9,493,502
Export Development Corp. 0.09% due 07/07/2021	11,000,000	10,998,816
Export Development Corp. 0.10% due 09/01/2021	500,000	499,878
FMS Wertmanagement 0.12% due 05/17/2021	1,500,000	1,499,964
FMS Wertmanagement 0.13% due 08/10/2021*	2,500,000	2,499,008
FMS Wertmanagement 0.14% due 05/06/2021*	2,000,000	1,999,983
FMS Wertmanagement 0.17% due 08/04/2021*	5,000,000	4,998,133
KFW International Finance, Inc. 0.11% due 05/12/2021*	2,000,000	1,999,963
KFW International Finance, Inc. 0.13% due 05/11/2021*	4,000,000	3,999,933
KFW International Finance, Inc. 0.15% due 06/22/2021*	2,500,000	2,499,650
Kingdom of Denmark 0.08% due 06/16/2021	6,000,000	5,999,561
Kingdom of Denmark 0.11% due 05/19/2021	5,500,000	5,499,875
Landesbank Hessen-Thueringen Girozentrale 0.15% due 06/09/2021*	3,000,000	2,999,623
National Australia Bank, Ltd. FRS 0.33% (1 ML+0.22%) due 05/28/2021*	5,250,000	5,250,932
National Securities Clearing Corp. 0.07% due 06/08/2021*	2,750,000	2,749,794
Nederlandse Waterschapsbank NV 0.11% due 07/27/2021*	7,250,000	7,248,117
Nordea Bank Abp 0.11% due 06/15/2021*	3,000,000	2,999,655
Nordea Bank Abp 0.12% due 06/22/2021*	3,000,000	2,999,603
Nordea Bank Abp 0.15% due 09/23/2021*	5,500,000	5,496,721
Novartis Finance Corp. 0.07% due 05/17/2021*	750,000	749,979

NRW.Bank 0.13% due 05/18/2021*	2,000,000	1,999,940
NRW.Bank 0.13% due 05/26/2021*	3,500,000	3,499,821
NRW.Bank 0.13% due 08/03/2021*	2,000,000	1,999,356
NRW.Bank 0.14% due 05/18/2021*	2,000,000	1,999,940
NRW.Bank 0.14% due 05/19/2021*	1,000,000	999,968
Oesterreichische Kontrollbank AG 0.06% due 05/21/2021	5,500,000	5,499,827
Province of Alberta, Canada 0.11% due 05/10/2021*	1,500,000	1,499,975
Province of Alberta, Canada 0.11% due 05/19/2021*	5,000,000	4,999,823
Province of Alberta, Canada 0.11% due 07/06/2021*	5,250,000	5,249,101
PSP Capital, Inc. 0.11% due 05/07/2021*	2,000,000	1,999,984
PSP Capital, Inc. 0.12% due 08/05/2021*	2,250,000	2,249,363
PSP Capital, Inc. 0.13% due 08/03/2021*	1,500,000	1,499,592
PSP Capital, Inc. 0.13% due 08/05/2021*	750,000	749,788
PSP Capital, Inc. 0.15% due 11/10/2021*	3,500,000	3,497,454
PSP Capital, Inc. 0.16% due 10/14/2021*	1,500,000	1,499,040
Queensland Treasury Corp. 0.11% due 08/16/2021	2,750,000	2,749,324
Queensland Treasury Corp. 0.12% due 09/13/2021	5,000,000	4,998,206
Queensland Treasury Corp. 0.15% due 07/09/2021	1,250,000	1,249,847
Queensland Treasury Corp. 0.15% due 10/06/2021	2,500,000	2,498,863
Shell International Finance BV 0.10% due 05/20/2021*	5,000,000	4,999,867
Shell International Finance BV 0.10% due 05/25/2021*	1,000,000	999,950
Shell International Finance BV 0.19% due 06/22/2021*	2,000,000	1,999,682
Shell International Finance BV 0.22% due 07/08/2021*	500,000	499,892
Shell International Finance BV 0.23% due 08/23/2021*	3,000,000	2,998,687
Skandinaviska Enskilda Banken AG 0.14% due 05/18/2021*	1,000,000	999,960
Skandinaviska Enskilda Banken AG 0.19% due 10/29/2021*	750,000	749,355
Skandinaviska Enskilda Banken AG 0.19% due 12/16/2021*	8,000,000	7,991,004
Skandinaviska Enskilda Banken AG 0.22% due 05/03/2021*	1,000,000	999,993
Svenska Handelsbanken AB 0.18% due 10/05/2021	500,000	499,697
Svenska Handelsbanken AB 0.18% due 11/09/2021	3,500,000	3,496,923
Svenska Handelsbanken AB FRS 0.32% (3 ML+0.12%) due 05/11/2021*	3,000,000	3,000,000
Swedbank AB 0.13% due 05/10/2021	2,000,000	1,999,962
Swedbank AB 0.15% due 06/11/2021	1,000,000	999,925
Swedbank AB 0.16% due 06/11/2021	5,000,000	4,999,627
Total Capital Canada, Ltd. 0.13% due 06/16/2021*	1,000,000	999,900
Total Capital Canada, Ltd. 0.14% due 06/08/2021*	5,000,000	4,999,626
Total Capital Canada, Ltd. 0.15% due 08/18/2021*	750,000	749,741
Total Capital Canada, Ltd. 0.18% due 08/03/2021*	5,000,000	4,998,641
Westpac Banking Corp. FRS 0.21% (3 ML+0.01%) due 02/07/2022*	5,000,000	4,999,242

		270,693,910

Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	4,489,214	4,489,214

Total Short-Term Investment Securities (cost $285,169,810)		285,183,630

TOTAL INVESTMENTS (cost $402,959,007)	98.9%	403,002,435
Other assets less liabilities	1.1	4,446,075

NET ASSETS	100.0%	$407,448,510

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $197,254,584 representing 48.4% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2021.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$3,839,483	$—	$3,839,483
Foreign Corporate Bonds & Notes	—	85,967,265	—	85,967,265
Foreign Government Obligations	—	5,002,650	—	5,002,650
U.S. Government Treasuries	—	23,009,407	—	23,009,407
Short-Term Investment Securities:
Registered Investment Companies	4,489,214	—	—	4,489,214
Other Short-Term Securities	—	280,694,416	—	280,694,416

Total Investments at Value	$4,489,214	$398,513,221	$—	$403,002,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 89.3%
Advertising Agencies — 3.1%
Omnicom Group, Inc.	185,494	$15,258,736

Aerospace/Defense — 5.9%
General Dynamics Corp.	79,518	15,126,709
Lockheed Martin Corp.	37,917	14,429,694

		29,556,403

Beverages-Non-alcoholic — 3.0%
Coca-Cola Co.	275,651	14,879,641

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	275,806	15,486,507

Chemicals-Diversified — 2.9%
Dow, Inc.	230,537	14,408,562

Commercial Services-Finance — 2.9%
Automatic Data Processing, Inc.	77,498	14,491,351

Computer Services — 3.1%
International Business Machines Corp.	109,265	15,502,518

Consumer Products-Misc. — 2.8%
Clorox Co.	77,087	14,068,378

Data Processing/Management — 3.0%
Paychex, Inc.	153,427	14,957,598

Distribution/Wholesale — 3.1%
Fastenal Co.	290,002	15,161,305

Diversified Manufacturing Operations — 2.9%
3M Co.	74,336	14,654,599

Electronic Components-Semiconductors — 2.8%
Texas Instruments, Inc.	76,422	13,794,935

Food-Confectionery — 3.0%
Hershey Co.	92,143	15,139,095

Food-Meat Products — 5.9%
Hormel Foods Corp.	312,694	14,446,463
Tyson Foods, Inc., Class A	189,608	14,685,139

		29,131,602

Food-Misc./Diversified — 3.0%
General Mills, Inc.	241,200	14,679,432

Human Resources — 3.2%
Robert Half International, Inc.	179,670	15,740,889

Industrial Gases — 3.0%
Air Products & Chemicals, Inc.	51,987	14,997,210

Medical-Biomedical/Gene — 2.8%
Amgen, Inc.	59,074	14,156,493

Medical-Drugs — 2.9%
Merck & Co., Inc.	192,941	14,374,104

Multimedia — 3.1%
ViacomCBS, Inc., Class B	369,776	15,168,212

Networking Products — 2.9%
Cisco Systems, Inc.	285,165	14,517,750

Oil Companies-Integrated — 3.0%
Chevron Corp.	144,488	14,892,378

Pharmacy Services — 3.0%
CVS Health Corp.	197,502	15,089,153

Retail-Building Products — 3.0%
Home Depot, Inc.	45,843	14,838,004

Retail-Drug Store — 2.9%
Walgreens Boots Alliance, Inc.	268,848	14,275,829

Retail-Restaurants — 3.0%
McDonald’s Corp.	63,673	15,031,922

Telephone-Integrated — 3.0%
Verizon Communications, Inc.	255,578	14,769,853

Tools-Hand Held — 3.0%
Snap-on, Inc.	62,229	14,785,610

Total Long-Term Investment Securities (cost $376,794,649)		443,808,069

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount $10,521,000 and collateralized by $9,803,600 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $10,731,484 (cost $10,521,000)	$10,521,000	10,521,000

TOTAL INVESTMENTS (cost $387,315,649)	91.4%	454,329,069
Other assets less liabilities	8.6	42,973,127

NET ASSETS	100.0%	$497,302,196

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$443,808,069	$—	$—	$443,808,069
Repurchase Agreements	—	10,521,000	—	10,521,000

Total Investments at Value	$443,808,069	$10,521,000	$—	$454,329,069

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)

COMMON STOCKS — 80.0%
Bermuda — 0.4%
Beijing Enterprises Water Group, Ltd.	46,000	$17,572
Brilliance China Automotive Holdings, Ltd. (1)	36,000	31,351
China Gas Holdings, Ltd.	36,000	129,999
China Resources Gas Group, Ltd.	12,000	65,018
COSCO SHIPPING Ports, Ltd.	26,000	21,842
Credicorp, Ltd.	907	108,296
GOME Retail Holdings, Ltd.†	110,000	18,056
Hopson Development Holdings, Ltd.	12,000	47,167
Kunlun Energy Co., Ltd.	54,000	57,871
Nine Dragons Paper Holdings, Ltd.	25,000	34,267
Shenzhen International Holdings, Ltd.	12,000	19,979

		551,418

Brazil — 3.9%
Alpargatas SA (Preference Shares)†	1,700	12,434
AMBEV SA	64,100	176,297
Atacadao SA	2,500	9,996
B2W Cia Digital†	2,800	34,701
B3 SA - Brasil Bolsa Balcao	28,400	269,254
Banco Bradesco SA	17,974	68,394
Banco Bradesco SA (Preference Shares)	67,469	296,230
Banco BTG Pactual SA	3,000	59,508
Banco do Brasil SA	11,000	60,021
Banco Santander Brasil SA	5,500	39,012
BB Seguridade Participacoes SA	8,600	35,353
Bradespar SA (Preference Shares)	2,900	37,910
BRF SA†	6,300	24,112
CCR SA	13,400	29,701
Centrais Eletricas Brasileiras SA	5,600	37,927
Cia Brasileira de Distribuicao†	1,741	13,054
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	25,989
Cia Energetica de Minas Gerais (Preference Shares)	10,685	27,224
Cia Paranaense de Energia, Class B (Preference Shares)	8,050	9,277
Cia Siderurgica Nacional SA	9,400	85,122
Cosan SA	2,300	38,133
CPFL Energia SA	1,459	7,883
Energisa SA	1,500	12,167
Engie Brasil Energia SA	1,900	14,225
Equatorial Energia SA	10,000	46,189
Gerdau SA (Preference Shares)	13,900	85,006
Hapvida Participacoes e Investimentos SA*	14,000	37,216
Hypera SA	4,200	26,799
Itau Unibanco Holding SA (Preference Shares)	66,550	337,280
Itausa SA (Preference Shares)	58,880	109,044
JBS SA	13,700	75,965
Klabin SA†	8,700	44,621
Localiza Rent a Car SA	8,280	98,012
Lojas Americanas SA (Preference Shares)	11,500	44,162
Lojas Renner SA	10,100	75,117
Magazine Luiza SA	41,000	151,182
Multiplan Empreendimentos Imobiliarios SA	2,400	10,175
Natura & Co. Holding SA†	11,900	106,775
Notre Dame Intermedica Participacoes SA†	7,000	104,728
Petrobras Distribuidora SA	8,200	33,980
Petroleo Brasileiro SA	51,800	220,281
Petroleo Brasileiro SA (Preference Shares)	66,600	289,594
Raia Drogasil SA	13,200	63,910
Rumo SA†	17,000	62,591
Sendas Distribuidora SA	1,741	25,926
Sul America SA	3,566	21,473
Suzano SA†	10,191	128,831
Telefonica Brasil SA	4,900	38,969
TIM SA	8,900	19,972
TOTVS SA	5,600	32,062
Ultrapar Participacoes SA	9,500	36,919
Vale SA	51,400	1,031,586
Via Varejo S/A†	15,900	34,627
WEG SA	23,600	152,104

		4,969,020

Cayman Islands — 20.4%
51job, Inc. ADR†	294	18,096
AAC Technologies Holdings, Inc.	9,500	52,609
Agile Group Holdings, Ltd.	18,000	28,182
Airtac International Group	2,000	85,184
Alibaba Group Holding, Ltd. ADR†	26,391	6,095,001
ANTA Sports Products, Ltd.	15,000	268,746
Autohome, Inc. ADR	772	71,588
Baidu, Inc. ADR†	3,841	807,878
BeiGene, Ltd. ADR†	600	206,124
Bosideng International Holdings, Ltd.	42,000	21,315
Chailease Holding Co., Ltd.	16,423	118,528
China Aoyuan Group, Ltd.	16,000	16,618
China Conch Venture Holdings, Ltd.	22,500	106,450
China East Education Holdings, Ltd.*	6,500	15,157
China Feihe, Ltd.*	17,000	48,559
China Hongqiao Group, Ltd.	23,000	36,245
China Lesso Group Holdings, Ltd.	15,000	37,717
China Literature, Ltd.†*	4,200	43,647
China Medical System Holdings, Ltd.	16,000	36,952
China Mengniu Dairy Co., Ltd.	40,000	214,120
China Resources Cement Holdings, Ltd.	36,000	39,255
China Resources Land, Ltd.	46,000	215,630
China Yuhua Education Corp., Ltd.*	14,000	13,266
CIFI Holdings Group Co., Ltd.	50,000	44,638
Country Garden Holdings Co., Ltd.	113,000	134,487
Country Garden Services Holdings Co., Ltd.	20,689	216,210
Dali Foods Group Co., Ltd.*	27,500	16,355
ENN Energy Holdings, Ltd.	11,100	188,979
GDS Holdings, Ltd. ADR†	1,222	101,389
Geely Automobile Holdings, Ltd.	82,000	211,684
GSX Techedu, Inc. ADR†	1,011	32,301
Haidilao International Holding, Ltd.*	11,000	71,028
Haitian International Holdings, Ltd.	9,000	36,632
Hansoh Pharmaceutical Group Co., Ltd.†*	16,000	68,871
Hengan International Group Co., Ltd.	9,000	58,338
Huazhu Group, Ltd. ADR†	2,224	131,127
Huya, Inc. ADR†	772	13,603
Innovent Biologics, Inc.†*	14,000	151,456

iQIYI, Inc. ADR†	3,642	53,574
JD Health International, Inc.†*	2,900	44,943
JD.com, Inc. ADR†	12,077	934,277
JOYY, Inc. ADR	750	71,295
Kaisa Group Holdings, Ltd.	37,000	16,084
KE Holdings, Inc. ADR†	1,300	67,665
Kingboard Holdings, Ltd.	10,500	61,988
Kingboard Laminates Holdings, Ltd.	16,000	39,752
Kingdee International Software Group Co., Ltd.	34,000	111,195
Kingsoft Corp., Ltd.	12,000	84,088
Koolearn Technology Holding, Ltd.†*	2,000	3,843
KWG Group Holdings, Ltd.	18,500	29,634
Lee & Man Paper Manufacturing, Ltd.	18,000	15,678
Li Ning Co., Ltd.	30,000	243,795
Longfor Group Holdings, Ltd.*	26,000	161,594
Meituan, Class B†*	50,200	1,911,360
Microport Scientific Corp.	10,000	71,941
Minth Group, Ltd.	10,000	40,574
Momo, Inc. ADR	1,846	27,062
NetEase, Inc. ADR	5,770	646,586
New Oriental Education & Technology Group, Inc. ADR†	21,360	325,954
NIO, Inc. ADR†	17,829	710,307
Noah Holdings, Ltd. ADR†	401	17,664
Pinduoduo, Inc. ADR†	5,305	710,499
Ping An Healthcare and Technology Co., Ltd.†*	7,000	81,704
Seazen Group, Ltd.	28,000	29,857
Shenzhou International Group Holdings, Ltd.	11,700	255,990
Shimao Property Holdings, Ltd.	17,500	50,656
Silergy Corp.	1,000	105,949
Sino Biopharmaceutical, Ltd.	141,750	152,454
Sunny Optical Technology Group Co., Ltd.	10,000	241,299
TAL Education Group ADR†	5,319	302,917
Tencent Holdings, Ltd.	80,100	6,405,842
Tencent Music Entertainment Group ADR†	5,201	90,601
Tingyi Cayman Islands Holding Corp.	26,000	46,915
Tongcheng-Elong Holdings, Ltd.†	11,200	28,017
Topsports International Holdings, Ltd.*	17,000	22,932
Trip.com Group, Ltd. ADR†	6,529	255,153
Uni-President China Holdings, Ltd.	18,000	21,893
Vinda International Holdings, Ltd.	5,000	17,808
Vipshop Holdings, Ltd. ADR†	6,113	188,097
Want Want China Holdings, Ltd.	68,000	49,250
Weibo Corp. ADR†	688	34,675
Wuxi Biologics Cayman, Inc.†*	43,000	603,152
Xinyi Solar Holdings, Ltd.	58,000	96,431
Xpeng, Inc. ADR†	2,300	68,793
Yadea Group Holdings, Ltd.*	14,000	30,531
Yihai International Holding, Ltd.	7,000	68,403
Zai Lab, Ltd. ADR†	953	158,398
Zhen Ding Technology Holding, Ltd.	7,000	26,635
Zhenro Properties Group, Ltd.	23,000	15,515
Zhongsheng Group Holdings, Ltd.	8,000	60,443
ZTO Express Cayman, Inc. ADR	5,548	178,424

		26,164,051

Chile — 0.4%
Banco de Chile	582,395	62,359
Banco de Credito e Inversiones SA	608	28,234
Banco Santander Chile	824,433	45,239
Cencosud SA	17,694	36,733
Cencosud Shopping SA	4,118	6,721
Cia Cervecerias Unidas SA	1,085	9,984
Colbun SA	108,744	18,666
Empresas CMPC SA	15,604	43,361
Empresas COPEC SA	5,516	59,403
Enel Americas SA	427,218	60,813
Enel Chile SA†	259,527	17,710
Falabella SA	8,881	40,111
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,545	81,408

		510,742

China — 6.1%
3SBio, Inc.†*	13,000	12,318
A-Living Smart City Services Co., Ltd.*	6,000	27,565
Agricultural Bank of China, Ltd.	394,000	152,858
Air China, Ltd.	20,000	15,826
AK Medical Holdings, Ltd.*	4,000	6,214
Aluminum Corp. of China, Ltd.†	34,000	17,727
Anhui Conch Cement Co., Ltd.	17,500	104,571
Bank of China, Ltd.	1,110,000	441,402
Bank of Communications Co., Ltd.	127,000	81,242
Baozun, Inc. ADR†	720	24,991
Beijing Capital International Airport Co., Ltd.	24,000	17,431
Bilibili, Inc. ADR†	1,635	181,256
BYD Co., Ltd.	9,000	184,537
CanSino Biologics, Inc.†*	1,000	49,835
China Bohai Bank Co., Ltd.†*	30,000	13,549
China Cinda Asset Management Co., Ltd.	87,000	17,120
China CITIC Bank Corp., Ltd.	125,000	65,377
China Communications Services Corp., Ltd.	24,000	10,407
China Construction Bank Corp.	1,343,000	1,062,769
China Everbright Bank Co., Ltd.	45,000	18,807
China Evergrande Group	25,000	42,356
China Galaxy Securities Co., Ltd.	39,500	23,482
China Huarong Asset Management Co., Ltd.*	88,000	11,555
China International Capital Corp., Ltd.†*	18,400	46,085
China Life Insurance Co., Ltd.	102,000	207,197
China Longyuan Power Group Corp. Ltd.	45,000	65,989
China Meidong Auto Holdings, Ltd.	8,000	40,012
China Merchants Bank Co., Ltd.	56,500	454,755
China Minsheng Banking Corp., Ltd.	80,000	40,998
China Molybdenum Co, Ltd.	42,000	28,319

China National Building Material Co., Ltd.	54,000	77,997
China Pacific Insurance Group Co., Ltd.	39,000	140,645
China Petroleum & Chemical Corp.	342,000	169,138
China Railway Group, Ltd.	43,000	22,213
China Shenhua Energy Co., Ltd.	49,000	102,019
China Southern Airlines Co., Ltd.†	20,000	13,511
China Tower Corp., Ltd.*	580,000	83,347
China Vanke Co., Ltd.	24,300	85,032
Chongqing Rural Commercial Bank Co., Ltd.	34,000	14,439
CITIC Securities Co., Ltd.	29,000	69,770
COSCO SHIPPING Holdings Co., Ltd.†	38,500	68,448
Dongfeng Motor Group Co., Ltd.	36,000	31,192
DouYu International Holdings, Ltd. ADR†	1,200	10,932
Fuyao Glass Industry Group Co., Ltd.*	6,800	39,384
Genscript Biotech Corp.†	10,000	23,117
GF Securities Co., Ltd.	14,600	21,136
Great Wall Motor Co., Ltd.	44,500	109,386
Guangzhou Automobile Group Co., Ltd.	37,200	31,682
Guangzhou R&F Properties Co., Ltd.	26,000	33,259
Haier Smart Home Co., Ltd.†	28,600	123,177
Haitong Securities Co., Ltd.	29,200	26,094
Hangzhou Tigermed Consulting Co., Ltd.†*	1,700	33,295
Huaneng Power International, Inc.	48,000	17,295
Huatai Securities Co., Ltd.*	15,800	22,564
Industrial & Commercial Bank of China, Ltd.	851,000	554,359
Jiangsu Expressway Co., Ltd.	14,000	16,476
Jiangxi Copper Co., Ltd.	12,000	29,160
Jinxin Fertility Group, Ltd.*	18,000	46,148
Kingsoft Cloud Holdings, Ltd. ADR†	700	30,744
Legend Holdings Corp.*	4,455	7,293
Logan Property Holdings Co., Ltd.	22,000	34,964
Lufax Holding, Ltd. ADR†	2,200	26,180
Luye Pharma Group, Ltd.*	12,500	7,582
New China Life Insurance Co., Ltd.	10,800	41,605
People’s Insurance Co. Group of China, Ltd.	104,000	35,579
PetroChina Co., Ltd.	304,000	109,561
Pharmaron Beijing Co., Ltd.*	1,800	37,159
PICC Property & Casualty Co., Ltd.	96,000	94,139
Ping An Insurance Group Co. of China, Ltd.	84,500	923,244
Poly Property Services Co., Ltd.	1,400	10,226
Postal Savings Bank of China Co., Ltd.*	133,000	86,336
Shandong Gold Mining Co., Ltd.*	6,500	11,855
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	80,546
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	41,257
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	13,190
Sinopharm Group Co., Ltd.	16,800	52,078
Smoore International Holdings, Ltd.†*	7,000	49,889
Sunac China Holdings, Ltd.	35,000	136,092
TravelSky Technology, Ltd.	12,000	26,270
Tsingtao Brewery Co., Ltd.	6,000	54,424
Weichai Power Co., Ltd.	25,000	57,718
WuXi AppTec Co., Ltd.*	4,080	96,149
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	15,426
Yanzhou Coal Mining Co., Ltd.	26,000	30,954
Zhaojin Mining Industry Co., Ltd.	9,500	8,605
Zhejiang Expressway Co., Ltd.	18,000	15,658
ZhongAn Online P&C Insurance Co., Ltd.†*	4,900	28,846
Zijin Mining Group Co., Ltd.	82,000	114,713
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	23,752

		7,783,799

Colombia — 0.1%
Bancolombia SA	3,585	26,668
Bancolombia SA (Preference Shares)	5,647	42,127
Ecopetrol SA	82,950	48,842
Grupo de Inversiones Suramericana SA	2,632	13,436
Interconexion Electrica SA ESP	6,010	34,235

		165,308

Czech Republic — 0.1%
CEZ AS	3,035	84,641
Komercni banka AS†	1,302	39,473
Moneta Money Bank AS†*	7,476	27,777

		151,891

Greece — 0.1%
Hellenic Telecommunications Organization SA	2,692	45,576
JUMBO SA	1,014	18,917
OPAP SA	2,396	36,637

		101,130

Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.†	56,000	170,502
Alibaba Pictures Group, Ltd.†	160,000	23,228
Beijing Enterprises Holdings, Ltd.	6,000	19,598
BYD Electronic International Co., Ltd.	9,500	50,076
China Education Group Holdings, Ltd.	9,000	21,689
China Everbright Environment Group, Ltd.	45,000	28,309
China Everbright, Ltd.	8,000	9,565
China Merchants Port Holdings Co., Ltd.	16,430	26,263
China Resources Beer Holdings Co., Ltd.	22,000	178,106
China Resources Power Holdings Co., Ltd.	28,000	36,727

China Taiping Insurance Holdings Co., Ltd.	21,600	40,043
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	18,261
CITIC, Ltd.	78,000	82,101
CSPC Pharmaceutical Group, Ltd.	122,320	151,348
Fosun International, Ltd.	37,000	53,118
Guangdong Investment, Ltd.	38,000	58,509
Hua Hong Semiconductor, Ltd.†*	6,000	37,011
Hutchison China MediTech, Ltd. ADR†	907	25,659
Lenovo Group, Ltd.	106,000	145,171
Shenzhen Investment, Ltd.	52,000	19,056
Sinotruk Hong Kong, Ltd.	9,000	22,115
SSY Group, Ltd.	12,000	7,393
Sun Art Retail Group, Ltd.	21,000	19,329
Wharf Holdings, Ltd.	20,000	60,719
Yuexiu Property Co., Ltd.	140,000	32,391

		1,336,287

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC†	6,654	45,943
OTP Bank Nyrt†	3,169	142,437
Richter Gedeon Nyrt	1,902	54,423

		242,803

India — 7.7%
ACC, Ltd.	753	19,065
Adani Green Energy, Ltd.†	5,415	74,764
Adani Ports & Special Economic Zone, Ltd.†	6,474	63,320
Ambuja Cements, Ltd.	9,795	40,680
Apollo Hospitals Enterprise, Ltd.	1,102	47,610
Asian Paints, Ltd.	5,198	177,153
Aurobindo Pharma, Ltd.	3,893	51,434
Avenue Supermarts, Ltd.†*	2,121	81,168
Axis Bank, Ltd.†	30,995	297,552
Bajaj Auto, Ltd.†	798	41,215
Bajaj Finance, Ltd.†	3,701	272,049
Bajaj Finserv, Ltd.†	487	72,330
Balkrishna Industries, Ltd.	1,036	24,604
Bandhan Bank, Ltd.†*	9,067	40,116
Berger Paints India, Ltd.	2,613	24,821
Bharat Forge, Ltd.†	2,445	20,128
Bharat Petroleum Corp., Ltd.	8,336	47,424
Bharti Airtel, Ltd.	16,795	121,258
Biocon, Ltd.†	5,155	26,381
Britannia Industries, Ltd.	1,420	66,018
Cipla, Ltd.†	6,084	74,700
Coal India, Ltd.	16,454	29,518
Colgate-Palmolive India, Ltd.	1,376	27,457
Container Corp. Of India, Ltd.	2,762	21,937
Dabur India, Ltd.	6,181	45,010
Divi’s Laboratories, Ltd.†	1,768	96,688
DLF, Ltd.	7,657	25,424
Dr Reddy’s Laboratories, Ltd.	1,567	109,310
Eicher Motors, Ltd.†	1,700	55,487
GAIL India, Ltd.	19,406	35,907
Godrej Consumer Products, Ltd.†	5,234	48,777
Grasim Industries, Ltd.	3,820	72,216
Havells India, Ltd.	2,980	39,574
HCL Technologies, Ltd.	14,941	181,463
HDFC Asset Management Co., Ltd.*	489	18,311
HDFC Life Insurance Co., Ltd.†*	9,372	83,838
Hero MotoCorp, Ltd.	1,510	57,430
Hindalco Industries, Ltd.	19,529	95,797
Hindustan Petroleum Corp., Ltd.	8,320	26,327
Hindustan Unilever, Ltd.	11,318	359,510
Housing Development Finance Corp., Ltd.	23,500	771,049
ICICI Bank, Ltd.†	58,060	469,635
ICICI Lombard General Insurance Co., Ltd.*	2,658	50,839
ICICI Prudential Life Insurance Co., Ltd.†*	4,024	28,337
Indian Oil Corp., Ltd.	24,051	29,467
Indraprastha Gas, Ltd.	3,557	24,420
Indus Towers, Ltd.	2,878	9,833
Info Edge India, Ltd.†	950	63,001
Infosys, Ltd.	47,367	861,723
InterGlobe Aviation, Ltd.†*	1,191	26,414
Ipca Laboratories, Ltd.	835	23,775
ITC, Ltd.	39,837	108,722
JSW Steel, Ltd.	10,169	97,831
Jubilant Foodworks, Ltd.†	1,017	39,722
Kotak Mahindra Bank, Ltd.†	7,612	179,096
Larsen & Toubro Infotech, Ltd.*	701	36,761
Larsen & Toubro, Ltd.	9,173	165,871
Lupin, Ltd.	2,736	39,474
Mahindra & Mahindra, Ltd.	10,685	108,590
Marico, Ltd.	6,506	36,015
Maruti Suzuki India, Ltd.	1,810	157,264
Motherson Sumi Systems, Ltd.†	15,497	44,912
MRF, Ltd.	17	18,482
Muthoot Finance, Ltd.	1,484	23,014
Nestle India, Ltd.	455	100,166
NTPC, Ltd.	58,804	81,198
Oil & Natural Gas Corp., Ltd.	35,442	51,406
Page Industries, Ltd.	62	24,785
Petronet LNG, Ltd.	9,779	31,603
PI Industries, Ltd.	1,010	34,149
Pidilite Industries, Ltd.†	1,642	40,144
Piramal Enterprises, Ltd.	997	22,519
Power Grid Corp. of India, Ltd.	26,532	78,787
REC, Ltd.	9,154	15,806
Reliance Industries, Ltd.	39,766	1,070,730
SBI Life Insurance Co., Ltd.*	4,961	62,144
Shree Cement, Ltd.†	127	47,812
Shriram Transport Finance Co., Ltd.	2,349	42,409
Siemens, Ltd.	567	14,355
State Bank of India†	23,858	113,382
Sun Pharmaceutical Industries, Ltd.	11,173	98,503
Tata Consultancy Services, Ltd.	12,958	531,389
Tata Consumer Products, Ltd.	8,350	75,363
Tata Motors, Ltd.†	22,179	86,802
Tata Steel, Ltd.	8,575	118,535
Tech Mahindra, Ltd.	8,265	106,941
Titan Co., Ltd.	4,707	94,614

Torrent Pharmaceuticals, Ltd.	542	18,304
Trent, Ltd.	1,848	19,399
UltraTech Cement, Ltd.	1,535	129,527
United Spirits, Ltd.†	2,861	19,998
UPL, Ltd.	6,028	49,239
Vedanta, Ltd.	23,402	80,488
Wipro, Ltd.	15,391	102,209
Yes Bank, Ltd.†	111,453	21,956
Zee Entertainment Enterprises, Ltd.	10,513	26,177

		9,938,857

Indonesia — 1.0%
Adaro Energy Tbk PT	183,600	15,803
Astra International Tbk PT	260,900	99,032
Bank Central Asia Tbk PT	135,900	300,668
Bank Mandiri Persero Tbk PT	251,000	107,169
Bank Negara Indonesia Persero Tbk PT	90,600	35,637
Bank Rakyat Indonesia Persero Tbk PT	761,000	213,148
Barito Pacific Tbk PT†	305,700	21,152
Charoen Pokphand Indonesia Tbk PT	92,900	45,306
Gudang Garam Tbk PT†	4,500	11,242
Indah Kiat Pulp & Paper Corp. PT	36,200	22,740
Indocement Tunggal Prakarsa Tbk PT	14,800	13,157
Indofood CBP Sukses Makmur Tbk PT	20,800	12,519
Indofood Sukses Makmur Tbk PT	47,000	21,216
Kalbe Farma Tbk PT	224,100	22,332
Merdeka Copper Gold Tbk PT†	115,100	20,812
Perusahaan Gas Negara Tbk PT	109,100	9,240
Sarana Menara Nusantara Tbk PT	189,300	14,917
Semen Indonesia Persero Tbk PT	34,700	25,008
Telekomunikasi Indonesia Persero Tbk PT	646,400	142,900
Unilever Indonesia Tbk PT	91,400	37,959
United Tractors Tbk PT	23,600	34,510

		1,226,467

Kuwait — 0.4%
Agility Public Warehousing Co. KSCP	9,916	31,203
Boubyan Bank KSCP	13,960	30,338
Gulf Bank KSCP	11,464	8,254
Kuwait Finance House KSCP	64,659	155,102
Mabanee Co KPSC	4,635	10,748
Mobile Telecommunications Co. KSCP	29,805	59,607
National Bank of Kuwait SAKP	94,005	256,765

		552,017

Luxembourg — 0.2%
Allegro.eu SA†*	3,226	49,497
Globant SA†	490	112,298
Reinet Investments SCA	1,465	28,276

		190,071

Malaysia — 1.1%
AMMB Holdings Bhd	15,800	11,491
Axiata Group Bhd	30,600	28,899
CIMB Group Holdings Bhd	84,200	85,054
Dialog Group Bhd	47,800	35,451
DiGi.Com Bhd	32,000	32,727
Gamuda Bhd†	17,900	15,425
Genting Bhd	23,000	27,958
Genting Malaysia Bhd	28,800	20,243
HAP Seng Consolidated Bhd	4,900	9,602
Hartalega Holdings Bhd	23,300	58,499
Hong Leong Bank Bhd	8,500	36,970
Hong Leong Financial Group Bhd	2,500	10,119
IHH Healthcare Bhd	22,700	29,805
IOI Corp. Bhd	27,900	27,864
Kossan Rubber Industries	15,600	16,921
Kuala Lumpur Kepong Bhd	4,800	25,778
Malayan Banking Bhd	53,700	107,879
Malaysia Airports Holdings Bhd	10,000	14,622
Maxis Bhd	24,800	27,876
MISC Bhd	15,100	24,985
Nestle Malaysia Bhd	600	19,877
Petronas Chemicals Group Bhd	30,400	60,830
Petronas Dagangan Bhd	3,700	18,210
Petronas Gas Bhd	9,400	36,106
PPB Group Bhd	8,200	37,033
Press Metal Aluminium Holdings Bhd	32,400	41,110
Public Bank Bhd	199,600	202,205
QL Resources Bhd	11,600	17,133
RHB Bank Bhd	19,700	25,038
Sime Darby Bhd	26,300	14,504
Sime Darby Plantation Bhd	23,000	25,500
Supermax Corp. Bhd	19,600	28,858
Telekom Malaysia Bhd	11,600	16,168
Tenaga Nasional Bhd	27,300	66,372
Top Glove Corp. Bhd	68,500	94,564
Westports Holdings Bhd	6,200	6,509

		1,358,185

Mexico — 1.5%
Alfa SAB de CV, Class A	36,300	25,303
America Movil SAB de CV, Series L	463,800	324,891
Arca Continental SAB de CV	4,600	24,750
Becle SAB de CV	7,079	16,987
Cemex SAB de CV CPO†	206,400	163,025
Coca-Cola Femsa SAB de CV	4,975	23,336
Fibra Uno Administracion SA de CV	37,300	46,033
Fomento Economico Mexicano SAB de CV	26,100	202,582
Gruma SAB de CV, Class B	2,775	30,224
Grupo Aeroportuario del Pacifico SAB de CV, Class B†	4,800	49,412
Grupo Aeroportuario del Sureste SAB de CV, Class B†	2,495	42,251
Grupo Bimbo SAB de CV, Class A	21,400	42,722
Grupo Carso SAB de CV, Class A1†	4,600	13,103
Grupo Financiero Banorte SAB de CV, Class O	35,400	201,002
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	25,378
Grupo Mexico SAB de CV, Class B	42,700	193,675
Grupo Televisa SAB CPO†	30,800	76,738
Industrias Penoles SAB de CV†	1,630	20,940

Infraestructura Energetica Nova SAB de CV†	5,400	23,192
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	29,985
Megacable Holdings SAB de CV	2,700	9,886
Orbia Advance Corp SAB de CV	12,000	33,565
Promotora y Operadora de Infraestructura SAB de CV	2,130	16,389
Telesites SAB de CV†	14,700	14,035
Wal-Mart de Mexico SAB de CV	70,300	230,539

		1,879,943

Netherlands — 0.3%
X5 Retail Group NV GDR	1,555	47,724
Yandex NV, Class A†	4,192	274,786

		322,510

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	2,325	22,599

Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	21,390	15,773
Aboitiz Power Corp.	10,600	5,063
Ayala Corp.	3,755	57,826
Ayala Land, Inc.	108,400	72,492
Bank of the Philippine Islands	23,440	40,311
BDO Unibank, Inc.	24,700	52,883
Globe Telecom, Inc.	345	13,134
GT Capital Holdings, Inc.	837	9,119
International Container Terminal Services, Inc.	11,660	31,473
JG Summit Holdings, Inc.	39,165	42,877
Jollibee Foods Corp.	4,780	17,472
Manila Electric Co.	1,950	11,035
Megaworld Corp.	126,200	8,256
Metro Pacific Investments Corp.	157,000	13,192
Metropolitan Bank & Trust Co.	18,723	17,117
PLDT, Inc.	1,155	30,585
SM Investments Corp.	3,160	63,074
SM Prime Holdings, Inc.	135,200	96,686
Universal Robina Corp.	10,620	30,211

		628,579

Poland — 0.5%
Bank Polska Kasa Opieki SA†	2,138	45,137
CD Projekt SA†	878	40,272
Cyfrowy Polsat SA	3,958	30,809
Dino Polska SA†*	661	42,927
KGHM Polska Miedz SA†	1,972	101,071
LPP SA†	16	41,348
Orange Polska SA†	4,100	7,367
PGE Polska Grupa Energetyczna SA†	10,070	26,819
Polski Koncern Naftowy Orlen SA	4,160	73,186
Polskie Gornictwo Naftowe I Gazownictwo SA	27,552	47,782
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	107,763
Powszechny Zaklad Ubezpieczen SA†	7,578	65,311
Santander Bank Polska SA†	376	22,233

		652,025

Qatar — 0.5%
Barwa Real Estate Co.	17,839	15,859
Commercial Bank PQSC	21,100	31,306
Industries Qatar QSC	24,538	90,733
Masraf Al Rayan QSC	39,477	48,411
Mesaieed Petrochemical Holding Co.	45,719	24,182
Ooredoo Q.P.S.C.	6,504	12,699
Qatar Electricity & Water Co. QSC	4,301	20,327
Qatar Fuel QSC	6,324	31,543
Qatar Gas Transport Co., Ltd.	36,420	31,583
Qatar International Islamic Bank QSC	6,733	17,095
Qatar Islamic Bank SAQ	13,064	62,436
Qatar National Bank Q.P.S.C.	59,947	294,714

		680,888

Romania — 0.0%
NEPI Rockcastle PLC	5,148	34,656

Russia — 1.7%
Gazprom PJSC ADR	84,529	511,685
Lukoil PJSC ADR†	6,093	465,743
Magnit PJSC GDR	5,910	83,212
MMC Norilsk Nickel PJSC ADR†	9,367	317,664
Mobile TeleSystems PJSC ADR	5,342	45,247
Novatek PJSC GDR	1,352	243,315
PhosAgro PJSC GDR†	3,183	58,526
Rosneft PJSC GDR	19,711	135,780
Severstal PAO GDR†	4,671	110,090
Surgutneftegas PJSC ADR	17,377	77,826
Tatneft PJSC ADR†	2,926	117,307

		2,166,395

Saudi Arabia — 2.4%
Abdullah Al Othaim Markets Co.	489	17,524
Advanced Petrochemical Co.	1,314	28,465
Al Rajhi Bank	17,257	454,936
Alinma Bank	10,548	55,766
Almarai Co. JSC	3,390	48,639
Arab National Bank	7,328	44,501
Bank Al-Jazira	3,232	16,476
Bank AlBilad	4,809	47,995
Banque Saudi Fransi	7,816	81,168
Bupa Arabia for Cooperative Insurance Co.†	769	23,699
Co. for Cooperative Insurance	592	12,243
Dar Al Arkan Real Estate Development Co.†	5,111	14,115
Dr. Sulaiman Al Habib Medical Services Group Co.	739	29,784
Emaar Economic City†	3,631	10,370
Etihad Etisalat Co.†	5,135	42,388
Jarir Marketing Co.	640	33,967
Mobile Telecommunications Co. Saudi Arabia†	5,130	20,718
National Industrialization Co.†	2,777	14,209
Rabigh Refining & Petrochemical Co.†	2,559	14,004

Riyad Bank	18,467	131,201
SABIC Agri-Nutrients Co.	2,583	72,292
Sahara International Petrochemical Co.	3,810	27,610
Saudi Arabian Mining Co.†	4,714	71,979
Saudi Arabian Oil Co.*	31,949	301,494
Saudi Basic Industries Corp.	12,362	408,631
Saudi British Bank	10,662	87,361
Saudi Cement Co.	623	10,750
Saudi Electricity Co.	11,038	76,528
Saudi Industrial Investment Group	2,407	22,777
Saudi Kayan Petrochemical Co.†	10,442	50,639
Saudi National Bank†	30,178	457,118
Saudi Telecom Co.	8,097	274,687
Savola Group	3,609	38,455
Yanbu National Petrochemical Co.	3,335	65,026

		3,107,515

Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	22,532

South Africa — 3.1%
Absa Group, Ltd.†	9,656	81,527
African Rainbow Minerals, Ltd.	1,413	26,410
Anglo American Platinum, Ltd.	710	97,296
AngloGold Ashanti, Ltd.	5,570	114,771
Aspen Pharmacare Holdings, Ltd.†	4,858	54,097
Bid Corp., Ltd.†	4,316	85,053
Bidvest Group, Ltd.	3,426	39,571
Capitec Bank Holdings, Ltd.	933	95,570
Clicks Group, Ltd.	3,106	51,845
Discovery, Ltd.†	5,518	50,248
Exxaro Resources, Ltd.	3,710	39,020
FirstRand, Ltd.	64,906	228,318
Gold Fields, Ltd.	11,884	111,397
Growthpoint Properties, Ltd.	38,120	38,177
Harmony Gold Mining Co., Ltd.	6,594	29,807
Impala Platinum Holdings, Ltd.	10,887	203,825
Kumba Iron Ore, Ltd.	844	38,311
Mr. Price Group, Ltd.	3,088	38,721
MTN Group, Ltd.†	22,749	143,901
MultiChoice Group, Ltd.	5,919	50,950
Naspers, Ltd., Class N	6,048	1,381,813
Nedbank Group, Ltd.	4,759	48,501
Northam Platinum, Ltd.†	4,767	82,117
Old Mutual, Ltd.	61,491	53,608
Rand Merchant Investment Holdings, Ltd.	10,340	21,018
Remgro, Ltd.	5,915	44,850
Sanlam, Ltd.	23,915	92,376
Sasol, Ltd.†	7,454	124,979
Shoprite Holdings, Ltd.	6,487	64,642
Sibanye Stillwater, Ltd.	30,876	143,712
SPAR Group, Ltd.	2,090	26,454
Standard Bank Group, Ltd.	17,725	144,152
Tiger Brands, Ltd.	2,003	26,946
Vodacom Group, Ltd.	8,572	74,313
Woolworths Holdings, Ltd.†	11,889	40,277

		3,988,573

South Korea — 11.6%
Alteogen, Inc.†	361	26,127
Amorepacific Corp.	423	102,737
AMOREPACIFIC Group	279	18,404
BGF retail Co., Ltd.	54	7,420
Celltrion Healthcare Co., Ltd.†	963	96,890
Celltrion Pharm, Inc.†	221	26,367
Celltrion, Inc.†	1,337	319,021
Cheil Worldwide, Inc.	715	14,092
CJ CheilJedang Corp.	113	40,122
CJ Corp.	166	14,219
CJ ENM Co., Ltd.	106	13,691
CJ Logistics Corp.†	110	16,936
Coway Co, Ltd.	543	32,633
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	324	10,666
DB Insurance Co., Ltd.	563	24,759
DL E&C Co., Ltd.†	191	22,770
Doosan Bobcat, Inc.†	500	20,478
Doosan Heavy Industries & Construction Co., Ltd.†	2,575	32,217
Douzone Bizon Co., Ltd.	218	16,487
E-MART Inc.	247	37,185
Fila Holdings Corp.	578	23,652
GS Engineering & Construction Corp.	789	31,221
GS Holdings Corp.	649	25,080
Hana Financial Group, Inc.	4,136	169,580
Hankook Tire & Technology Co., Ltd.	947	40,836
Hanmi Pharm Co., Ltd.	76	23,098
Hanon Systems	2,390	34,738
Hanwha Corp.	509	14,058
Hanwha Solutions Corp.†	1,683	69,451
HLB, Inc.†	1,138	33,909
Hotel Shilla Co., Ltd.	288	22,354
Hyundai Engineering & Construction Co., Ltd.	947	42,784
Hyundai Glovis Co., Ltd.	239	41,114
Hyundai Heavy Industries Holdings Co., Ltd.	510	32,215
Hyundai Marine & Fire Insurance Co., Ltd.	612	13,392
Hyundai Mobis Co., Ltd.	913	220,792
Hyundai Motor Co.	2,155	408,659
Hyundai Motor Co. (2nd Preference Shares)	341	32,354
Hyundai Motor Co. (Preference Shares)	195	18,593
Hyundai Steel Co.	1,079	53,672
Industrial Bank of Korea	2,725	23,727
Kakao Corp.	4,010	408,063
Kangwon Land, Inc.†	1,186	26,950
KB Financial Group, Inc.	5,445	267,535
Kia Motors Corp.	3,625	250,116
KMW Co., Ltd.†	308	15,863
Korea Aerospace Industries, Ltd.	721	21,089
Korea Electric Power Corp.	3,329	70,672
Korea Gas Corp.†	224	7,021
Korea Investment Holdings Co., Ltd.	528	53,059
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	63,712
Korea Zinc Co., Ltd.	84	33,625

Korean Air Lines Co., Ltd.†	1,483	35,795
KT&G Corp.	1,562	115,862
Kumho Petrochemical Co., Ltd.	246	57,308
LG Chem, Ltd.	645	538,997
LG Chem, Ltd. (Preference Shares)	87	34,753
LG Corp.	1,299	146,941
LG Display Co., Ltd.†	3,126	68,113
LG Electronics, Inc.	1,484	209,366
LG Household & Health Care, Ltd.	134	185,117
LG Innotek Co., Ltd.	178	32,040
LG Uplus Corp.	1,876	22,238
Lotte Chemical Corp.	224	61,022
Lotte Corp.	287	9,428
Lotte Shopping Co., Ltd.	119	13,234
Mirae Asset Daewoo Co., Ltd.	3,672	32,929
NAVER Corp.	1,706	549,745
NCSoft Corp.	226	168,268
Netmarble Corp.*	264	30,660
NH Investment & Securities Co., Ltd.	787	9,078
Orion Corp.	289	30,331
Pan Ocean Co., Ltd.	3,044	20,023
PearlAbyss Corp.†	340	17,205
POSCO	993	324,309
POSCO Chemical Co., Ltd.	366	48,901
S-1 Corp.	86	6,301
S-Oil Corp.†	578	44,708
Samsung Biologics Co, Ltd.†*	224	161,595
Samsung C&T Corp.	1,149	140,104
Samsung Electro-Mechanics Co., Ltd.	768	122,778
Samsung Electronics Co., Ltd.	66,559	4,863,620
Samsung Electronics Co., Ltd. (Preference Shares)	11,556	758,364
Samsung Engineering Co., Ltd.†	1,634	25,419
Samsung Fire & Marine Insurance Co., Ltd.	403	71,689
Samsung Heavy Industries Co., Ltd.†	5,665	38,124
Samsung Life Insurance Co., Ltd.	978	71,779
Samsung SDI Co., Ltd.	769	448,701
Samsung SDS Co., Ltd.	443	72,621
Samsung Securities Co. Ltd.	706	27,008
Seegene, Inc.	480	40,307
Shin Poong Pharmaceutical Co Ltd	366	22,904
Shinhan Financial Group Co., Ltd.	5,949	213,692
Shinsegae, Inc.	63	17,218
SK Biopharmaceuticals Co., Ltd.†	193	18,876
SK Chemicals Co., Ltd.	102	24,372
SK Holdings Co., Ltd.	477	117,971
SK Hynix, Inc.	7,589	868,884
SK Innovation Co., Ltd.†	772	186,941
SK Telecom Co., Ltd.	534	145,424
Woori Financial Group, Inc.	7,094	68,188
Yuhan Corp.	655	37,822

		14,863,278

Taiwan — 12.3%
Accton Technology Corp.	7,000	79,586
Acer, Inc.	56,000	68,981
Advantech Co., Ltd.	6,499	82,513
ASE Technology Holding Co., Ltd.	44,000	188,037
Asia Cement Corp.	22,000	39,254
Asustek Computer, Inc.	11,000	148,671
AU Optronics Corp.†	114,000	136,510
Catcher Technology Co., Ltd.	10,000	70,575
Cathay Financial Holding Co., Ltd.	102,000	191,938
Chang Hwa Commercial Bank, Ltd.	45,708	29,332
Cheng Shin Rubber Industry Co., Ltd.	16,000	30,949
Chicony Electronics Co., Ltd.	12,065	36,447
China Development Financial Holding Corp.	151,000	70,800
China Life Insurance Co., Ltd.	29,389	27,849
China Steel Corp.	131,000	183,961
Chunghwa Telecom Co., Ltd.	45,000	183,603
Compal Electronics, Inc.	89,000	79,465
CTBC Financial Holding Co., Ltd.	225,000	183,373
Delta Electronics, Inc.	27,000	294,779
E.Sun Financial Holding Co., Ltd.	145,153	140,138
Eclat Textile Co., Ltd.	2,000	38,511
Evergreen Marine Corp Taiwan, Ltd.†	35,000	100,113
Far Eastern New Century Corp.	27,000	32,096
Far EasTone Telecommunications Co., Ltd.	11,000	25,665
Feng TAY Enterprise Co., Ltd.	5,280	39,219
First Financial Holding Co., Ltd.	122,125	100,047
Formosa Chemicals & Fibre Corp.	43,000	139,619
Formosa Petrochemical Corp.	16,000	59,139
Formosa Plastics Corp.	48,000	181,743
Foxconn Technology Co., Ltd.	9,000	22,328
Fubon Financial Holding Co., Ltd.	88,000	203,497
Giant Manufacturing Co., Ltd.	4,000	51,289
Globalwafers Co., Ltd.	3,000	93,787
Hiwin Technologies Corp.	3,278	50,341
Hon Hai Precision Industry Co., Ltd.	172,200	720,810
Hotai Motor Co., Ltd.	4,000	86,532
Hua Nan Financial Holdings Co., Ltd.	80,011	54,456
Innolux Corp.	111,000	120,525
Inventec Corp.	55,000	53,536
Largan Precision Co., Ltd.	1,000	111,040
Lite-On Technology Corp.	37,000	84,988
MediaTek, Inc.	21,000	900,787
Mega Financial Holding Co., Ltd.	135,000	157,870
Micro-Star International Co., Ltd.	12,000	79,901
Nan Ya Plastics Corp.	65,000	204,873
Nanya Technology Corp.	16,000	52,838
Nien Made Enterprise Co., Ltd.	2,000	32,278
Novatek Microelectronics Corp.	8,000	180,503
Oneness Biotech Co., Ltd.†	2,000	16,930
Pegatron Corp.	30,000	78,955
Phison Electronics Corp.	2,000	43,620
Pou Chen Corp.	21,000	26,741
Powertech Technology, Inc.	8,000	32,052
President Chain Store Corp.	6,000	58,316
Quanta Computer, Inc.	45,000	158,178
Realtek Semiconductor Corp.	7,000	134,523
Ruentex Development Co., Ltd.	9,500	18,115
Shanghai Commercial & Savings Bank, Ltd.	40,000	62,280
Shin Kong Financial Holding Co., Ltd.	120,598	43,644
SinoPac Financial Holdings Co., Ltd.	100,860	47,963

Synnex Technology International Corp.	15,000	29,858
Taishin Financial Holding Co., Ltd.	105,003	53,023
Taiwan Cement Corp.	59,561	111,402
Taiwan Cooperative Financial Holding Co., Ltd.	109,758	84,144
Taiwan High Speed Rail Corp.	7,000	7,878
Taiwan Mobile Co., Ltd.	16,000	57,335
Taiwan Semiconductor Manufacturing Co., Ltd.	343,000	7,432,745
Uni-President Enterprises Corp.	62,000	167,219
Unimicron Technology Corp.	17,000	70,379
United Microelectronics Corp.	163,000	334,812
Vanguard International Semiconductor Corp.	13,000	56,005
Walsin Technology Corp.†	4,000	35,133
Win Semiconductors Corp.	5,000	66,118
Winbond Electronics Corp.	40,000	51,654
Wistron Corp.	50,027	58,496
Wiwynn Corp.	1,000	32,969
WPG Holdings, Ltd.	15,000	27,734
Yageo Corp.	5,000	98,231
Yuanta Financial Holding Co., Ltd.	114,640	106,453

		15,847,997

Thailand — 1.4%
Advanced Info Service PCL NVDR	15,700	86,154
Airports of Thailand PCL NVDR	62,200	123,732
Asset World Corp. PCL NVDR†	70,000	10,687
B Grimm Power PCL	8,400	11,533
Bangkok Bank PCL	6,300	24,571
Bangkok Commercial Asset Management PCL NVDR	16,700	11,044
Bangkok Dusit Medical Services PCL NVDR	126,400	88,049
Bangkok Expressway & Metro PCL NVDR	104,700	26,894
Berli Jucker PCL NVDR	12,300	14,012
BTS Group Holdings PCL NVDR	107,600	30,915
Bumrungrad Hospital PCL	4,600	19,796
Central Pattana PCL NVDR	31,200	52,310
Central Retail Corp. PCL NVDR	20,508	23,036
Charoen Pokphand Foods PCL NVDR	51,700	48,102
CP ALL PCL NVDR	77,500	155,476
Delta Electronics Thai PCL NVDR	4,200	47,831
Electricity Generating PCL NVDR	4,000	22,652
Energy Absolute PCL NVDR	22,100	43,253
Global Power Synergy PCL	8,100	18,925
Gulf Energy Development PCL NVDR	26,500	29,335
Home Product Center PCL NVDR	84,300	38,150
Indorama Ventures PCL NVDR	24,900	38,319
Intouch Holdings PCL NVDR	26,100	53,420
Kasikornbank PCL NVDR	22,800	96,576
Krung Thai Bank PCL NVDR	47,200	17,115
Krungthai Card PCL	6,300	15,428
Land & Houses PCL NVDR	102,700	28,512
Minor International PCL NVDR†	35,300	33,978
Muangthai Capital PCL NVDR	8,600	17,656
PTT Exploration & Production PCL NVDR	18,100	69,060
PTT Global Chemical PCL NVDR	28,700	62,548
PTT PCL NVDR	158,200	202,287
Ratch Group PCL NVDR	8,600	13,941
Siam Cement PCL NVDR	10,600	157,163
Siam Commercial Bank PCL NVDR	11,600	39,066
Srisawad Corp. PCL	8,000	21,389
Thai Oil PCL NVDR	15,100	28,687
Thai Union Group PCL NVDR	37,600	18,226
True Corp. PCL NVDR	147,500	15,429

		1,855,257

Turkey — 0.2%
Akbank Turk AS	36,733	21,662
Aselsan Elektronik Sanayi Ve Ticaret AS	8,771	15,894
BIM Birlesik Magazalar AS	5,965	46,817
Eregli Demir ve Celik Fabrikalari TAS	17,018	39,121
Ford Otomotiv Sanayi AS	887	18,830
Haci Omer Sabanci Holding AS	10,207	9,969
KOC Holding AS	9,241	20,426
Tupras Turkiye Petrol Rafinerileri AS†	1,600	16,917
Turk Hava Yollari AO†	5,719	8,450
Turkcell Iletisim Hizmetleri AS	15,252	27,355
Turkiye Garanti Bankasi AS	27,888	24,274
Turkiye Is Bankasi, Class C	17,315	10,189
Turkiye Sise ve Cam Fabrikalari AS	17,135	15,536
Yapi Ve Kredi Bankasi AS	32,311	8,199

		283,639

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	38,822	66,214
Abu Dhabi Islamic Bank PJSC	21,048	27,680
Aldar Properties PJSC	55,751	53,195
Dubai Islamic Bank PJSC	28,132	34,075
Emaar Malls PJSC†	37,246	18,629
Emaar Properties PJSC	49,744	50,385
Emirates NBD Bank PJSC	36,259	122,712
Emirates Telecommunications Group Co. PJSC	23,607	136,200
First Abu Dhabi Bank PJSC	39,530	153,199

		662,289

United States — 0.4%
China Youzan, Ltd.†	192,000	61,066
Southern Copper Corp.	1,232	85,513
Yum China Holdings, Inc.	5,535	348,262

		494,841

Total Common Stocks (cost $81,702,774)		102,755,562

EXCHANGE-TRADED FUNDS — 6.3%
United States — 6.3%
iShares MSCI Emerging Markets ETF	65,277	3,523,653
iShares MSCI China A ETF	106,856	4,538,174

Total Exchange-Traded Funds (cost $6,992,167)		8,061,827

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL Expires 12/31/2021†	1,765	38
Minor International PCL Expires 07/31/2023†	1,605	515
Srisawad Corp. PLC Expires 08/29/2025†	320	209

Total Warrants (cost $0)		762

Total Long-Term Investment Securities (cost $88,694,941)		110,818,151

SHORT-TERM INVESTMENT SECURITIES — 1.6%
U.S Government Treasuries — 1.6%
United States Treasury Bills 0.09% due 12/02/2021(2)	$1,700,000	1,699,127
0.15% due 06/17/2021(2)	200,000	199,961
0.16% due 05/20/2021(2)	200,000	199,983

Total Short-Term Investment Securities (cost $2,099,071)		2,099,071

TOTAL INVESTMENTS (cost $90,794,012)	87.9%	112,917,222
Other assets less liabilities	12.1	15,582,240

NET ASSETS	100.0%	$128,499,462

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $5,144,003 representing 4.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
155	Long	MSCI Emerging Markets Index	June 2021	$10,483,674	$10,358,650	$(125,024)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	8.6%
Internet Content-Information/News	7.6
Semiconductor Components-Integrated Circuits	6.3
Exchange-Traded Funds	6.3
E-Commerce/Products	6.3
Electronic Components-Semiconductors	6.1
Oil Companies-Integrated	2.4
Auto-Cars/Light Trucks	1.9
U.S. Government Treasuries	1.6
Diversified Financial Services	1.5
Oil Refining & Marketing	1.5
Computer Services	1.4
Web Portals/ISP	1.2
Electronic Components-Misc.	1.2
Steel-Producers	1.2
Real Estate Operations & Development	1.1
Cellular Telecom	1.1
Medical-Drugs	1.0
Insurance-Life/Health	1.0
Chemicals-Diversified	1.0
Petrochemicals	0.9
Metal-Iron	0.8
Entertainment Software	0.8
Insurance-Multi-line	0.7
Computers	0.7
Medical Labs & Testing Services	0.7
Telecom Services	0.6
Medical-Biomedical/Gene	0.6
Internet Content-Entertainment	0.6
Finance-Mortgage Loan/Banker	0.6
Building Products-Cement	0.5
Schools	0.5
Retail-Apparel/Shoe	0.5
Food-Retail	0.5
Electric-Integrated	0.5
Brewery	0.5
Gold Mining	0.4
Food-Misc./Diversified	0.4
Cosmetics & Toiletries	0.4
Gas-Distribution	0.4
Retail-Restaurants	0.4
Medical-Generic Drugs	0.4
Wireless Equipment	0.4
E-Commerce/Services	0.4
Real Estate Management/Services	0.4
Soap & Cleaning Preparation	0.4
Oil Companies-Exploration & Production	0.4
Platinum	0.4
Metal-Diversified	0.3
Electric-Generation	0.3
Retail-Drug Store	0.3
Building-Heavy Construction	0.3
Food-Dairy Products	0.3
Photo Equipment & Supplies	0.3
Audio/Video Products	0.3
Beverages-Non-alcoholic	0.3
Finance-Investment Banker/Broker	0.3
Finance-Other Services	0.3
Insurance-Property/Casualty	0.3
Retail-Automobile	0.3
Tobacco	0.3
Circuit Boards	0.3
Auto/Truck Parts & Equipment-Original	0.2
Textile-Apparel	0.2
Power Converter/Supply Equipment	0.2
Agricultural Chemicals	0.2
Retail-Hypermarkets	0.2
Non-Ferrous Metals	0.2
Airport Development/Maintenance	0.2
Hotels/Motels	0.2
Transport-Marine	0.2
Retail-Convenience Store	0.2
Auto-Heavy Duty Trucks	0.2
Applications Software	0.2
Disposable Medical Products	0.2
Metal-Aluminum	0.2
Investment Companies	0.1
Diversified Operations	0.1
Retail-Discount	0.1
Paper & Related Products	0.1
Coal	0.1
Chemicals-Plastics	0.1
Medical-Hospitals	0.1
Enterprise Software/Service	0.1
Coatings/Paint	0.1
Investment Management/Advisor Services	0.1
Transport-Services	0.1
Machinery-General Industrial	0.1
Retail-Misc./Diversified	0.1
Miscellaneous Manufacturing	0.1
Building & Construction-Misc.	0.1
Energy-Alternate Sources	0.1
Finance-Consumer Loans	0.1
Appliances	0.1
Banks-Regional	0.1
Computer Software	0.1
Warehousing & Harbor Transportation Services	0.1
Shipbuilding	0.1
Telephone-Integrated	0.1
Diversified Minerals	0.1
Medical-HMO	0.1
Finance-Leasing Companies	0.1
Capacitors	0.1
Electric-Transmission	0.1
Transport-Rail	0.1
Computers-Periphery Equipment	0.1
Building & Construction Products-Misc.	0.1
Water	0.1
Metal-Copper	0.1
Metal Processors & Fabrication	0.1
Food-Baking	0.1
Food-Wholesale/Distribution	0.1
Communications Software	0.1
Non-Hazardous Waste Disposal	0.1
Rubber/Plastic Products	0.1
Food-Meat Products	0.1
Motorcycle/Motor Scooter	0.1
Rental Auto/Equipment	0.1
Networking Products	0.1
Independent Power Producers	0.1
Retail-Jewelry	0.1
Semiconductor Equipment	0.1
Banks-Money Center	0.1
Real Estate Investment Trusts	0.1
Cable/Satellite TV	0.1
Medical Instruments	0.1
Diversified Banking Institutions	0.1
Chemicals-Other	0.1
Containers-Paper/Plastic	0.1
Female Health Care Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Medical-Wholesale Drug Distribution	0.1
Advanced Materials	0.1
Pastoral & Agricultural	0.1

87.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$108,296	$411,771	**	$31,351	$551,418
China	—	7,783,799	##	—	7,783,799
Other Countries	21,119,599	73,300,746	**	—	94,420,345
Exchange-Traded Funds	8,061,827	—		—	8,061,827
Warrants	762	—		—	762
Short-Term Investment Securities	—	2,099,071		—	2,099,071

Total Investments at Value	$29,290,484	$83,595,387		$31,351	$112,917,222

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$125,024	$—		$—	$125,024

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
##	Amount includes $11,555 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 83.3%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	$2,440,000	$2,437,542
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	3,095,569
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,929,836
		7,462,947
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031*	275,000	268,125
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	350,000	368,375
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	350,000	347,728
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	650,000	643,500
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	150,000	159,188
		1,786,916
Aerospace/Defense — 0.9%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,205,466
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,955,914
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,617,315
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,295,794
Teledyne Technologies, Inc. Senior Notes 1.60% due 04/01/2026	5,250,000	5,264,362
		14,338,851
Aerospace/Defense-Equipment — 0.4%
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	300,000	295,653
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029*	1,525,000	1,502,125
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,000,000	1,040,600
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,750,000	1,852,812
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	475,000	492,516
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,271,875
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	294,594
		6,750,175
Airlines — 0.1%
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	705,000	807,236
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	325,000	348,104
Levi Strauss & Co. Senior Notes 3.50% due 03/01/2031*	125,000	124,688
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	237,787
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	131,406
		841,985
Applications Software — 0.9%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	750,000	787,500
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	400,000	410,380
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,725,000	2,549,713
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,291,269
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,369,604
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,894,991
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,090,042
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	950,000	942,609
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,750,000	1,859,156
		14,195,264

Auto-Cars/Light Trucks — 1.6%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	639,050
Ford Motor Credit Co. LLC Senior Notes 3.38% due 11/13/2025	1,225,000	1,253,310
Ford Motor Credit Co. LLC Senior Notes 3.81% due 10/12/2021	650,000	656,500
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	1,475,000	1,506,344
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	763,324
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	575,000	600,938
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	207,250
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	200,000	206,610
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	1,600,000	1,680,176
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	750,000	800,625
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	1,050,000	1,146,810
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	846,610
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,151,569
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,809,275
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,754,375
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,812,447
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	3,610,000	3,548,769
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,550,332
		24,934,314
Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,175,000	1,241,094
Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	250,000	256,719
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	650,000	686,562
Dana, Inc. Senior Notes 4.25% due 09/01/2030	150,000	152,063
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	80,813
Real Hero Merger Sub 2, Inc. Senior Notes 6.25% due 02/01/2029*	1,625,000	1,681,127
		2,857,284
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	2,000	2,145
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	100,000	110,825
		112,970
Banks-Commercial — 0.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,957,476
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,344,151
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,664,974
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,401,059
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	315,971
		13,683,631
Banks-Super Regional — 1.1%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,570,637
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,846,277

Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,799,864
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,443,020
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,821,893
		16,481,691
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	775,000	769,188
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	550,000	562,375
		1,331,563
Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,248,997
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,657,299
		3,906,296
Brewery — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,693,783
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,902,400
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,343,754
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	405,448
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,184,570
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,882,603
		23,412,558
Broadcast Services/Program — 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	775,000	565,750
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,075,000	583,187
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,228,019
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	1,996,404
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	180,250
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	700,000	724,500
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	106,533
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	2,623,710	2,815,241
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	875,000	891,406
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,900,000	2,006,875
		11,098,165
Building & Construction Products-Misc. — 0.3%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	1,025,000	1,063,038
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	850,000	794,452
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	175,000	175,438
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	675,000	696,094
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,375,000	1,419,687
		4,148,709
Building Products-Air & Heating — 0.8%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,610,000	2,636,463
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	1,265,000	1,287,259
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	2,820,000	2,832,400

Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,370,000	1,361,040
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,544,982
		11,662,144
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	450,000	480,938
Building Products-Wood — 0.4%
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	2,025,000	2,080,687
Masco Corp. Senior Notes 4.50% due 05/15/2047	3,800,000	4,431,361
		6,512,048
Cable/Satellite TV — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,722,844
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	675,000	686,738
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	1,200,000	1,212,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 06/01/2033*	275,000	277,151
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,071,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	1,000,000	1,046,564
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	850,000	922,649
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	488,000	505,080
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,775,000	1,832,137
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,671,519
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,125,405
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,597,339
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,147,406
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,762,435
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,839,987
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	200,000	187,350
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	1,150,000	1,144,250
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	525,000	513,187
CSC Holdings LLC Senior Notes 5.00% due 11/15/2031*	850,000	851,594
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	243,563
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	525,000	540,094
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,232,069
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,425,000	1,514,953
CSC Holdings LLC Senior Notes 5.88% due 09/15/2022*	1,100,000	1,155,440
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	1,050,000	1,160,250
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	450,000	495,562
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	1,055,014

DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	800,000	861,948
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	806,750
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 08/01/2022*	125,000	125,619
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	925,000	925,000
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	872,312
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	955,247
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	450,000	487,097
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,282,001
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,080,997
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	4,079,585
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	939,575
		51,929,836
Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	950,000	973,940
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	600,000	622,500
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	800,000	826,000
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	75,000	83,040
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	536,000	564,140
MGM Resorts International Company Guar. Notes 4.75% due 10/15/2028	325,000	342,836
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	115,000	125,494
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	225,000	247,781
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	475,000	508,250
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	160,875
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	975,000	979,380
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	890,000	902,238
		6,336,474
Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	637,920
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	925,000	1,027,841
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	104,500
		1,770,261
Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,075,000	1,241,485
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	500,000	595,000
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	225,000	275,906
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	240,133
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	375,000	377,374
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*	2,010,000	1,925,520
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	500,000	488,125
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	725,000	743,125
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	293,906
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	775,000	781,549
		6,962,123

Chemicals-Diversified — 0.4%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,425,000	1,533,948
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	532,000
Nutrition & Biosciences, Inc. Company Guar. Notes 1.23% due 10/01/2025*	4,050,000	4,020,624
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	635,000	626,967
		6,713,539
Chemicals-Specialty — 0.2%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,125,000	1,122,187
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	975,000	992,872
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	513,750
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	550,000	573,375
		3,202,184
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	350,000	350,438
Coatings/Paint — 0.4%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	275,000	267,226
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,839,745
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,056,045
		6,163,016
Commercial Services — 0.3%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,507,799
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	375,000	399,844
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	425,000	465,375
		4,373,018
Commercial Services-Finance — 1.0%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,852,037
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,663,197
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,406,509
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	2,967,331
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,250,000	2,216,250
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,112,093
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	797,865
		15,015,282
Computer Data Security — 0.1%
Fortinet, Inc. Senior Notes 1.00% due 03/15/2026	1,200,000	1,181,229
Computer Services — 0.8%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	925,000	983,969
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	350,000	349,125
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	5,095,000	4,847,977
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	1,475,000	1,606,481
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	987,609
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	125,000	128,906
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	3,150,000	3,208,149
		12,112,216

Computer Software — 0.1%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	800,000	776,000
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	850,000	867,748
		1,643,748
Computers — 0.8%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	3,420,000	4,047,219
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	2,285,000	2,677,864
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	2,820,000	3,541,990
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,600,000	2,669,940
		12,937,013
Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	100,000	111,375
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	500,000	515,000
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,125,000	1,157,344
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	775,000	802,125
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	158,438
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	525,000	570,937
NCR Corp. Company Guar. Notes 8.13% due 04/15/2025*	25,000	27,250
		3,342,469
Consulting Services — 0.5%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	175,000	175,875
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	210,250
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	276,542
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,168,075
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	179,744
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,991,359
		7,001,845
Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 2.88% due 08/15/2030	850,000	820,819
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	401,500
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,750,000	1,701,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	983,969
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	776,125
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	725,000	783,000
		5,467,288
Containers-Paper/Plastic — 1.2%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	532,500
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	900,000	953,145
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	71,000	71,621
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	875,000	908,250
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,575,000	2,616,844

Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,475,000	1,543,219
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	325,000	320,938
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	326,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	1,275,000	1,260,656
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	350,000	366,625
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	435,500
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	150,000	158,813
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,043,460
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	700,000	743,890
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	736,598
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,640,450
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,490,451
		18,149,585
Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	550,000	548,625
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	375,000	398,438
		947,063
Data Processing/Management — 0.6%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	270,000	287,212
Dun & Bradstreet Corp. Company Guar. Notes 10.25% due 02/15/2027*	1,005,000	1,114,294
Fidelity National Information Services, Inc. Senior Notes 3.10% due 03/01/2041	1,260,000	1,248,607
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,580,245
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,256,855
		9,487,213
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 3.63% due 09/01/2030*	675,000	685,753
Diagnostic Equipment — 0.7%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,325,000	1,387,937
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	1,925,982
PerkinElmer, Inc. Senior Notes 2.55% due 03/15/2031	1,740,000	1,740,295
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,678,353
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,200,986
		9,933,553
Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,075,000	1,088,438
Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,350,000	2,552,687
Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.25% due 06/01/2028*	100,000	103,250
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	132,935
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	102,520
		338,705

Distribution/Wholesale — 0.6%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	152,625
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,875,000	1,934,625
BCPE Empire Holdings, Inc. Senior Notes 7.63% due 05/01/2027*	1,750,000	1,741,617
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	2,125,000	2,175,235
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,225,000	1,195,906
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,425,000	1,444,865
		8,644,873
Diversified Banking Institutions — 9.2%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,338,921
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	5,600,000	5,658,404
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,725,467
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	4,151,748
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,278,655
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,511,856
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,099,592
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,678,028
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,851,352
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,084,860
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,625,000	5,614,882
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,316,387
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,447,573
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,236,455
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,654,904
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,793,211
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,499,712
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,486,122
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,926,160
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	5,700,000	5,723,071
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,196,620
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,531,079
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,852,250
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,157,570
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,700,000	5,719,084
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,067,894
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,596,307
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,481,091
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	624,161
Morgan Stanley Senior Notes 1.59% due 05/04/2027	4,115,000	4,130,507
Morgan Stanley Senior Notes 1.93% due 04/28/2032	5,000,000	4,733,137
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,206,847
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	9,193,168

Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,280,584
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,710,620
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,303,041
		140,861,320
Diversified Manufacturing Operations — 0.6%
General Electric Co. Senior Notes 4.35% due 05/01/2050	895,000	995,829
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,409,330
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	979,251
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,341,565
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,110,732
		8,836,707
Drug Delivery Systems — 0.6%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,359,754
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,778,694
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,704,025
		8,842,473
E-Commerce/Services — 0.7%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,131,999
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	1,175,000	1,227,664
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031*	4,850,000	4,823,206
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	825,000	863,156
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	775,000	777,906
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	625,000	645,313
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	450,000	473,625
		10,942,869
Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,570,188
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	425,000	433,075
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	250,000	270,000
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	1,050,000	1,165,500
		4,438,763
Electric-Distribution — 0.3%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,232,076
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,585,442
		4,817,518
Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,354,940
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,146,836
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	225,000	227,813
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	362,611
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	438,812
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	963,110
		5,494,122
Electric-Integrated — 1.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,622,802
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,377,096

Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,211,909
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,393,680
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,638,329
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	145,072
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,573,497
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,652,333
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,063,876
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	561,636
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,247,708
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,169,392
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,700,029
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	608,632
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	728,197
		28,694,188
Electronic Components-Misc. — 0.1%
Hubbell, Inc. Senior Notes 2.30% due 03/15/2031	2,100,000	2,074,113
Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	960,000	926,160
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	475,000	498,771
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	559,441

Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	3,026,885
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	275,000	283,078
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	450,000	455,998
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	425,000	461,877
Synaptics, Inc. Company Guar. Notes 4.00% due 06/15/2029*	275,000	275,138
		6,487,348
Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,586,515
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,488,464
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,634,460
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	6,085,000	5,991,048
		15,700,487
Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	6,027,966
Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,704,219
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	102,625
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	546,656
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,340,625
		3,694,125
Enterprise Software/Service — 0.6%
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	125,000	131,818
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	200,000	209,500

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL Senior Sec. Notes 4.63% due 05/01/2028*	875,000	866,250
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	303,369
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	4,235,075
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	1,225,000	1,238,781
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	1,375,000	1,423,125
		8,407,918
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 4.88% due 03/15/2028	475,000	465,205
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	151,125
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,425,000	1,498,644
Navient Corp. Senior Notes 6.75% due 06/25/2025	475,000	516,919
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	162,000
		2,793,893
Finance-Credit Card — 0.8%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,395,852
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,881,867
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,374,985
		11,652,704
Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,582,266
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	4,015,836
		5,598,102
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	2,650,000	2,805,164
Finance-Mortgage Loan/Banker — 0.4%
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	900,000	902,250
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	475,000	463,125
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	1,125,000	1,094,063
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	750,000	791,250
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	1,550,000	1,610,062
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	800,000	786,224
		5,646,974
Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,319,655
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	248,438
Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,369,656
Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026*	275,000	281,531
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	150,000	153,938
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028	1,400,000	1,463,126
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	275,000	292,531
		2,191,126
Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	4,220,000	4,208,986
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,609,431
		5,818,417

Food-Misc./Diversified — 1.4%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	150,000	154,401
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	1,865,000	1,814,279
General Mills, Inc. Senior Notes 3.00% due 02/01/2051*	1,077,000	1,019,126
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,254,000	1,325,203
Kraft Heinz Foods Co. Company Guar. Notes 4.25% due 03/01/2031	650,000	716,340
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	6,535,000	6,969,233
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	650,000	768,221
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	544,687
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	50,000	55,125
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	877,963
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,196,307
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	550,000	546,040
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	252,600
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	605,906
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,304,500
		21,149,931
Food-Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	175,000	174,874
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	128,438
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	2,150,000	2,064,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	182,199
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	284,000	291,810
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,470,510
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,522,772
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,346,327
		9,180,930
Food-Wholesale/Distribution — 0.4%
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	5,175,000	5,931,896
US Foods, Inc. Company Guar. Notes 4.75% due 02/15/2029*	850,000	857,438
		6,789,334
Gambling (Non-Hotel) — 0.5%
Affinity Gaming Senior Sec. Notes 6.88% due 12/15/2027*	1,100,000	1,167,656
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,225,000	1,234,968
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	225,000	236,873
Midwest Gaming Borrower LLC Senior Sec. Notes 4.88% due 05/01/2029*	475,000	476,382
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	500,000	521,950

Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	1,875,000	1,902,937
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	800,000	879,936
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	200,000	215,500
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	125,000	136,710
Twin River Worldwide Holdings, Inc. Company Guar. Notes 6.75% due 06/01/2027*	450,000	478,724
		7,251,636
Gas-Distribution — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	111,125
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	361,563
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	195,685
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,062,812
Dominion Energy Gas Holdings LLC Senior Notes 3.00% due 11/15/2029	1,200,000	1,256,713
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	1,580,000	1,541,557
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,974,629
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,346,209
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,075,455
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,202,439
		13,128,187
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	725,000	712,979
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.75% due 05/01/2029*	475,000	476,188
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	78,986
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	295,625
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 4.38% due 08/15/2028*	300,000	309,660
		1,873,438
Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,275,000	1,125,188
Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	950,000	907,107
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	625,000	631,688
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	246,250
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	525,000	517,125
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	431,936
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	68,000	69,805
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	125,000	122,344
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	125,000	122,463
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	775,000	830,219
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	475,000	504,688
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	599,265
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	233,156
		5,216,046

Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	150,000	148,956
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	235,239
		384,195
Insurance Brokers — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	2,075,000	2,168,375
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	900,000	913,680
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	4,925,000	5,102,644
USI, Inc. Senior Notes 6.88% due 05/01/2025*	2,275,000	2,311,969
		10,496,668
Insurance-Life/Health — 0.9%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,966,179
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,108,143
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,730,488
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,242,949
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,130,331
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,059,695
		13,237,785
Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,125,210
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,818,146
		7,943,356
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	709,403
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	581,970
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,573,185
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	615,887
		3,480,445
Insurance-Property/Casualty — 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	2,200,000	2,334,750
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	550,000	557,551
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,402,500
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	450,000	479,250
		4,774,051
Internet Brokers — 0.2%
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,911,372
Investment Management/Advisor Services — 0.6%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,292,559
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,071,293
NFP Corp Senior Notes 6.88% due 08/15/2028*	2,775,000	2,910,281
NFP Corp. Senior Sec. Notes 7.00% due 05/15/2025*	125,000	134,375
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	955,948
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,197,285
		9,561,741
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	400,000	416,000

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	791,501
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,344,788
		3,136,289
Machinery-General Industrial — 0.1%
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	215,000
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	600,000	628,128
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	970,000	1,034,315
		1,877,443
Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,544,730
Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	585,000	589,551
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,335,553
		2,925,104
Medical Labs & Testing Services — 0.2%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	225,000	228,938
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	225,000	231,818
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	234,298
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,214,794
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	200,000	209,250
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	525,000	556,500
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	725,000	708,687
		3,384,285
Medical Products — 0.4%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,131,500
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,749,046
		5,880,546
Medical-Biomedical/Gene — 1.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	5,244,075
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,015,444
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	2,869,636
Biogen, Inc. Senior Notes 3.25% due 02/15/2051*	2,631,000	2,470,861
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	1,102,896
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	3,405,378
		16,108,290
Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	3,950,000	4,228,325
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,575,000	3,819,562
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	955,000	975,429
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	890,000	974,579
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	625,000	696,094
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	664,620
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,015,267
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,191,939

Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	776,733
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	1,225,000	1,367,353
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	4,195,000	5,432,468
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	225,000	230,510
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	250,000	259,400
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	300,000	287,979
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	288,063
		22,208,321
Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	125,000	131,563
Medical-HMO — 0.8%
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	5,250,000	5,294,370
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	1,013,090
Centene Corp. Senior Notes 3.00% due 10/15/2030	125,000	124,015
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	276,031
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,075,000	1,126,718
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,166,198
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,950,000	2,035,313
Centene Corp. Senior Notes 5.38% due 08/15/2026*	575,000	603,175
Molina Healthcare, Inc. Senior Notes 3.88% due 11/15/2030*	150,000	154,500
Molina Healthcare, Inc. Senior Notes 4.38% due 06/15/2028*	750,000	770,625
		12,564,035
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	125,000	129,219
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	79,219
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	250,000	265,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.00% due 01/15/2029*	100,000	105,267
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	275,000	289,781
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	1,375,000	1,436,875
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	600,000	646,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 12/15/2027*	200,000	220,000
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,400,000	1,438,990
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,700,000	1,894,531
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	125,000	141,920
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	991,312
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	500,000	574,375
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	225,000	265,500
Legacy LifePoint Health LLC Senior Sec. Notes 6.75% due 04/15/2025*	375,000	398,437
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	225,000
LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	450,000	450,090

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,275,000	1,377,000
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	380,662
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	51,662
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	649,375
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	1,400,000	1,416,800
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	550,620
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	775,000	817,625
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	764,400
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	80,813
		15,640,973
Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	1,925,000	1,970,719
Medical-Wholesale Drug Distribution — 0.0%
AdaptHealth LLC Company Guar. Notes 4.63% due 08/01/2029*	425,000	422,624
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	291,291
		713,915
Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,998,612
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,442,647
		5,441,259
Metal-Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	131,784
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	350,000	373,187
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	910,594
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	250,000	265,283
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	415,312
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	475,000	571,187
		2,667,347
Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,790,000	2,761,517
Multimedia — 0.4%
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,948,159
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,806,084
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,097,074
		6,851,317
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	750,000	704,063
Networking Products — 0.1%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	975,000	1,016,204
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	150,000	148,688
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	338,812
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	200,000	220,750
		708,250
Office Furnishings-Original — 0.0%
Interface, Inc. Company Guar. Notes 5.50% due 12/01/2028*	550,000	572,000
Oil Companies-Exploration & Production — 2.4%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	400,000	406,000

Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	425,000	426,594
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	100,000	108,445
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	125,000	140,360
Apache Corp. Senior Notes 4.63% due 11/15/2025	125,000	132,031
Apache Corp. Senior Notes 4.88% due 11/15/2027	450,000	474,975
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	1,125,000	1,139,062
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	175,000	187,865
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	575,598
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	150,000	138,750
Callon Petroleum Co. Company Guar. Notes 6.25% due 04/15/2023	175,000	166,250
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	239,250
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	506,000
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	725,000	683,298
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 02/01/2026*	100,000	105,500
Chesapeake Energy Corp. Company Guar. Notes 5.88% due 02/01/2029*	125,000	134,688
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	13,000
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,453,598
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	1,225,000	1,251,337
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	435,000
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	900,000	1,044,000
CrownRock LP / CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	150,000	153,563
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	1,216,125
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. Senior Notes 7.75% due 12/15/2025*	900,000	1,018,890
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	250,000	258,905
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	275,000	293,563
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	475,000	505,875
EQT Corp. Senior Notes 3.90% due 10/01/2027	250,000	260,648
EQT Corp. Senior Notes 5.00% due 01/15/2029	150,000	163,833
EQT Corp. Senior Notes 7.63% due 02/01/2025	375,000	431,631
EQT Corp. Senior Notes 8.50% due 02/01/2030	250,000	319,687
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,605,989
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,980,000	2,207,634
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	500,000	498,750
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	250,000	243,125
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	300,000	296,682
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	450,000	452,250

Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	703,663
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	550,000	485,221
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	748,000
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	225,000	194,625
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	464,312
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	450,000	500,625
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	125,000	141,875
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	627,000
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	408,625
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	875,000	1,124,375
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	650,000	675,792
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	205,000
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	4,015,000	3,794,072
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	325,000	322,969
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	299,000	305,914
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	125,000	135,596
Range Resources Corp. Company Guar. Notes 9.25% due 02/01/2026	400,000	439,232
SM Energy Co. Senior Notes 5.63% due 06/01/2025	375,000	358,125
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	120,781

SM Energy Co. Senior Notes 6.75% due 09/15/2026	850,000	822,375
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	525,000	576,828
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	146,000	157,315
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	114,000	121,662
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	225,000	235,125
		36,357,858
Oil Companies-Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,412,462
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,325,000	4,833,823
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	3,031,658
		9,277,943
Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,997,870
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	1,225,000	1,314,571
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	968,022
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	225,000	232,099
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,674,495
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,134,273
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,088,105
		9,409,435
Oil-Field Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	550,000	574,973

Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	2,025,000	2,154,094
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,450,000	1,520,600
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	1,150,000	1,210,030
		5,459,697
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	400,000	403,028
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,219,000
		1,622,028
Pharmacy Services — 1.2%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,202,000	1,283,353
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,532,316
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,730,530
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,243,143
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,727,423
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,365,350
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,575,399
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	271,534	298,346
		17,755,860
Pipelines — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	1,125,000	1,143,281
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	1,200,000	1,213,500
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028	1,125,000	1,146,386
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	725,000	790,250
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	1,985,434
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,109,768
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	250,000	256,250
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	450,000	450,562
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	1,200,000	1,221,000
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	469,687
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026*	350,000	364,875
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	350,000	364,928
CNX Midstream Partners LP/CNX Midstream Finance Corp. Company Guar. Notes 6.50% due 03/15/2026*	1,650,000	1,705,687
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,325,054
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,598,575
Energy Transfer LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,645,409
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	3,013,000	3,186,639
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,608,829
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	475,000	471,437
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	127,000	133,013
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,150,000	1,138,373

EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	950,000	1,009,090
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	355,063
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	725,000	800,570
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	525,000	532,691
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	725,000	750,375
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	475,000	490,437
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,151,049
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	742,551
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	4,010,312
MPLX LP Senior Notes 4.25% due 12/01/2027	850,000	953,609
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,456,630
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,630,028
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	3,175,159
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,526,125
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	162,563
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	100,000	110,125
Oasis Midstream Partners LP/OMP Finance Corp. Company Guar. Notes 8.00% due 04/01/2029*	600,000	614,076
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	2,650,000	2,734,966
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,825,000	3,228,352
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	350,000	368,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	800,000	786,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	672,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.00% due 01/15/2032*	325,000	319,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	175,000	182,606
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	868,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	648,856
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	1,400,000	1,514,226
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,100,000	1,152,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	81,563
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,396,251
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,547,523
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	402,000
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	255,938
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	325,000	347,953

Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	300,000	315,456
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	371,875
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	125,000	134,323
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	250,000	272,813
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,700,000	1,742,517
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	204,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,307,237
		76,655,119
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	875,000	848,496
Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028	400,000	408,500
TEGNA, Inc. Company Guar. Notes 4.75% due 03/15/2026*	175,000	186,113
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	1,375,000	1,427,387
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	147,000	150,043
		2,172,043
Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,158,750
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	484,875
		1,643,625
Radio — 0.3%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	961,000	990,147
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	1,100,000	1,127,500
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	675,000	695,250
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	350,000	364,875
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	900,000	931,500
		4,109,272
Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,608,528
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,365,087
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,667,107
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,991,635
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,505,193
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	2,435,000	2,296,687
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,907,919
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,881,104
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	1,905,000	1,798,125
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	3,026,537
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	509,406
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,911,647
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 3.88% due 02/15/2029*	100,000	101,243
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	396,094

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	159,583
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	161,733
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,456,315
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,780,076
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,722,398
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,070,805
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	840,000	890,423
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,329,739
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	51,063
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	75,000	75,602
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	175,000	177,625
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	386,719
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	475,000	493,245
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	5,300,000	5,381,273
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	1,914,120
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,073,068
		51,090,099
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	325,000	347,750
Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	876,764
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,379,847
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	209,500
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	200,000	201,276
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	153,837
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	926,406
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	266,562
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	417,500
		8,431,692
Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	475,000	499,310
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	408,938
		908,248
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	200,000	201,250
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	775,000	800,187
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	270,093
		1,271,530
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,826,047

Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,676,364
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,058,727
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,183,576
		8,744,714
Retail-Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,194,576
Retail-Building Products — 0.2%
Foundation Building Materials, Inc. Company Guar. Notes 6.00% due 03/01/2029*	925,000	917,692
GYP Holdings III Corp. Company Guar. Notes 4.63% due 05/01/2029*	425,000	425,621
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	1,000,000	1,061,250
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026(1)*	550,000	570,625
		2,975,188
Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,729,806
Retail-Gardening Products — 0.2%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,800,000	2,616,579
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS Senior Sec. Notes 5.75% (6 ML+5.00%) due 07/15/2025*	351,623	320,856
Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	632,031
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	255,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,093,313
		1,980,344
Retail-Regional Department Stores — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	525,000	537,012
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	735,875
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	359,803
Yum! Brands, Inc. Senior Notes 4.63% due 01/31/2032	675,000	705,510
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	267,500
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	109,376
		2,178,064
Retail-Sporting Goods — 0.0%
Academy, Ltd. Senior Sec. Notes 6.00% due 11/15/2027*	475,000	505,543
Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	2,300,000	2,408,008
Security Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	675,000	713,813
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,775,000	3,045,562
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	158,250
		3,917,625
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	2,011,736
Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 3.63% due 05/01/2029*	475,000	482,125
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,808,933
		2,291,058

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,685,498
Software Tools — 0.1%
BY Crown Parent LLC Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,658,800
Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	572,207
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	5,514,212
		6,086,419
Steel-Producers — 0.8%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,492,228
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	900,000	916,875
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	1,325,000	1,348,903
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,204,937
		12,962,943
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,304,250
Telephone-Integrated — 3.4%
AT&T, Inc. Senior Notes 1.70% due 03/25/2026	4,500,000	4,520,207
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	2,179,084
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	6,999,000	6,665,638
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,829,833
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	4,261,000	4,052,167
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	875,000	838,469
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,801,585
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	2,268,914
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,736,365
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	375,000	472,510
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,570,000	3,581,484
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	8,165,000	8,352,579
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,198,696
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,533,954
		52,031,485
Television — 0.5%
AMC Networks, Inc. Company Guar. Notes 4.25% due 02/15/2029	925,000	913,438
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	180,250
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	660,000	669,900
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	375,000	375,000
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,250,000	1,296,875
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	354,656
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	225,000	223,317
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	575,000	582,906
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	800,000	841,776
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	375,000	371,250
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	125,000	124,219
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,950,000	2,006,062
		7,939,649

Tobacco — 0.7%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,546,634
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,575,066
		10,121,700
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	675,000	664,382
Transport-Rail — 0.6%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,003,174
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	2,013,702
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,240,868
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	1,275,000	1,357,875
		9,615,619
Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,299,167
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,436,297
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,562,807
		6,298,271
Trucking/Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,251,246
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,576,648
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,961,108
		8,789,002
Water — 0.0%
Solaris Midstream Holdings LLC Senior Notes 7.63% due 04/01/2026*	225,000	235,640
Total U.S. Corporate Bonds & Notes (cost $1,191,999,838)		1,273,034,609

FOREIGN CORPORATE BONDS & NOTES — 11.7%
Aerospace/Defense-Equipment — 0.1%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	775,000	814,719
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	1,250,000	1,312,500
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	825,000	883,988
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	100,000	105,625

		2,302,113

Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,300,000	1,334,125
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	50,000	53,688
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	3,175,000	3,429,000
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	309,375
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	984,437
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026(1)*	875,000	897,400
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027(1)*	550,000	579,013
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029(1)*	375,000	411,450
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	159,103

		8,157,591

Beverages-Non-alcoholic — 0.5%
Coca-Cola European Partners PLC Senior Notes 1.50% due 01/15/2027*	2,250,000	2,244,359
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	4,910,422

		7,154,781

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,397,993
Cable/Satellite TV — 1.2%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	967,156
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,322,052
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,065,050
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,700,000	1,693,999
Virgin Media Finance PLC Company Guar. Notes 5.00% due 07/15/2030*	800,000	797,664
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	200,905
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	415,500
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	213,850
Virgin Media Vendor Financing Notes IV DAC Senior Notes 5.00% due 07/15/2028*	1,050,000	1,062,873
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	230,445
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	875,000	914,375
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	917,000	953,753

		17,837,622

Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,150,000	2,229,120
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	314,438
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,650,163

		4,193,721

Chemicals-Diversified — 0.0%
INEOS Quattro Finance 2 PLC Senior Sec. Notes 3.38% due 01/15/2026*	200,000	199,524
Chemicals-Specialty — 0.1%
Herens Holdco SARL Senior Sec. Notes 4.75% due 05/15/2028*	350,000	350,000
Nouryon Holding BV Senior Notes 8.00% due 10/01/2026*	1,875,000	1,992,375

		2,342,375

Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	157,125
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	436,156
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,650,986
Computers-Memory Devices — 0.1%
Seagate Technology PLC Company Guar. Notes 3.13% due 07/15/2029*	875,000	841,842
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*	525,000	505,491

		1,347,333

Containers-Metal/Glass — 0.5%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027 (1)*	1,825,000	1,909,406
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 4.00% due 09/01/2029*	625,000	621,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,100,000	1,124,294

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	675,000	689,908
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	975,000	1,005,976
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	1,000,000	1,046,250
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	800,000	856,000

		7,253,709

Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	350,000	357,000
Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,714,347
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,328,685
		6,043,032
Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,976,517
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	6,321,500
		10,298,017
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	3,210,000	3,215,787
Diversified Operations — 0.1%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	825,000	837,375
Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,752,356
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,149,381
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,448,853
		7,350,590
Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,159,344
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	350,000	352,170
		2,511,514
Electronic Components-Semiconductors — 0.3%
ams AG Senior Notes 7.00% due 07/31/2025*	850,000	905,250
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,767,023

		4,672,273

Electronic Security Devices — 0.2%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,609,607
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	300,000	303,750
Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	1,830,000	1,793,479
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/15/2027	2,650,000	2,949,512
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	783,549

		5,526,540

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	301,000	308,784
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,127,221

		3,436,005

Gambling (Non-Hotel) — 0.2%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	2,425,000	2,534,125

Insurance Brokers — 0.1%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*(1)	951,283	1,032,142
Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	881,672
Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,811,474
Machinery-General Industrial — 0.0%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	575,000	626,750
Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	1,660,000	1,346,950
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,354,007
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,177,285
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	634,319
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	175,000	175,270
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	100,000	100,500
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 02/15/2031*	1,300,000	1,301,768
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	386,719
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	348,562
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,925,000	1,968,312
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	1,150,000	1,216,125
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	405,000	415,125
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	720,258
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	1,077,000	818,520
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	625,000	662,500
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	350,000	346,500
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	700,000	715,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*†(4)(5)	1,675,000	1,113,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*†(4)(5)	1,350,000	897,750
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	1,660,000	1,605,164
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	812,812

		22,118,071

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	625,000	550,000
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	525,000	457,406
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	222,750
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	550,000	553,438
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	600,000	456,000

		2,239,594

Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,283,396
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,149,378
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,063,343
		10,496,117

Oil Companies-Integrated — 0.3%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,860,577
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,677,673
		5,538,250
Retail-Restaurants — 0.3%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	75,000	73,125
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	3,450,000	3,363,750
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	375,000	379,687
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	253,125
		4,069,687
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(4)(5)	550,000	336,537
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*†(4)(5)	550,000	341,000
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*†(4)(5)	200,000	124,680
		802,217
Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	575,000	575,000
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	2,372,000	2,615,130
		3,190,130
Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,372,207
Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,615,440
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,810,593
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,396,454
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,210,107

		8,032,594

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Company Guar. Notes 7.13% due 10/15/2031	2,950,000	4,121,975
Total Foreign Corporate Bonds & Notes (cost $167,500,562)		179,274,243

COMMON STOCKS — 0.2%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	20,415	316,432

Oil Companies-Exploration & Production — 0.1%
Oasis Petroleum, Inc.	12,764	990,742

Oil-Field Services — 0.1%
SESI LLC†(2)(6)	24,834	782,271

Retail-Misc./Diversified — 0.0%
Party City Holdco, Inc.†	1	9
Total Common Stocks (cost $2,452,436)		2,089,454

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,434,718
Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 1.93% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,944,000
Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	5,375,000
Insurance-Life/Health — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	6,064,079
Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,521,549
USF&G Capital III 8.31% due 07/01/2046*	250,000	383,535
		1,905,084
Total Preferred Securities/Capital Securities (cost $15,787,077)		18,722,881

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67% †(2)	30,000	300
Ultra Resources, Inc. Escrow Notes 7.13% due 04/15/2025†(2)	350,000	0
Total Escrows and Litigation Trusts (cost $1,211,640)		300

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Expires 02/09/2026	3,504	79,646
Chesapeake Energy Corp. Expires 02/09/2026	3,894	76,907
Total Warrants (cost $705,375)		156,553

TOTAL INVESTMENTS (cost $1,379,656,928)	96.4%	1,473,278,040
Other assets less liabilities	3.6	54,778,784

NET ASSETS	100.0%	$1,528,056,824

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $452,328,997 representing 29.6% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/10/2021	5,030	$145,870
	02/16/2021	19,804	574,316

		24,834	$720,186	$782,271	$31.50	0.05%

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

6 ML — 6 Month USD Libor

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
435	Long	U.S. Treasury Long Bonds	June 2021	$70,265,796	$68,403,750	$(1,862,046)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,273,034,609	$—	$1,273,034,609
Foreign Corporate Bonds & Notes	—	179,274,243	—	179,274,243
Common Stocks:
Oil-Field Services	—	—	782,271	782,271
Other Industries	1,307,183	—	—	1,307,183
Preferred Securities/Capital Securities	—	18,722,881	—	18,722,881
Escrows and Litigation Trusts	—	—	300	300
Warrants	156,553	—	—	156,553

Total Investments at Value	$1,463,736	$1,471,031,733	$782,571	$1,473,278,040

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,862,046	$—	$—	$1,862,046

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM International Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.9%
Bermuda — 0.9%
IHS Markit, Ltd.	30,600	$3,291,948

Canada — 7.8%
Brookfield Asset Management, Inc., Class A	86,188	3,928,449
Canadian National Railway Co.	38,516	4,146,623
Canadian Pacific Railway, Ltd.	9,946	3,711,776
CGI, Inc.†	15,168	1,342,000
Constellation Software, Inc.	2,453	3,600,082
Shopify, Inc., Class A†	4,100	4,848,291
Thomson Reuters Corp.	36,200	3,357,148
Waste Connections, Inc.	26,956	3,211,079

		28,145,448

Cayman Islands — 8.8%
Alibaba Group Holding, Ltd. ADR†	36,753	8,488,105
NetEase, Inc. ADR	35,000	3,922,100
New Oriental Education & Technology Group, Inc. ADR†	212,300	3,239,698
Sea, Ltd. ADR†	12,660	3,197,157
Shenzhou International Group Holdings, Ltd.	153,186	3,351,634
Tencent Holdings, Ltd.	119,748	9,576,614

		31,775,308

Chile — 0.9%
Sociedad Quimica y Minera de Chile SA ADR	62,869	3,315,711

China — 2.1%
Kweichow Moutai Co., Ltd. Class A	1,700	526,185
Kweichow Moutai Co., Ltd., Class A	9,500	2,940,444
Ping An Insurance Group Co. of China, Ltd.	362,600	3,961,754

		7,428,383

Denmark — 1.1%
DSV PANALPINA A/S	17,823	3,968,085

Finland — 1.2%
Kone Oyj, Class B	4,698	369,186
Neste Oyj	63,395	3,846,446

		4,215,632

France — 11.0%
Air Liquide SA	24,950	4,202,339
Dassault Systemes SE	13,913	3,226,645
Edenred	56,791	3,218,654
Hermes International	3,018	3,787,137
Kering SA	4,800	3,845,060
LVMH Moet Hennessy Louis Vuitton SE	7,855	5,912,072
Safran SA†	26,800	3,999,967
Schneider Electric SE	26,350	4,212,886
Teleperformance	8,245	3,183,890
Worldline SA†*	38,400	3,767,503

		39,356,153

Germany — 4.9%
adidas AG†	12,000	3,705,630
Infineon Technologies AG	94,600	3,820,259
Merck KGaA	19,570	3,444,910
MTU Aero Engines AG	14,115	3,561,898
Vonovia SE	46,821	3,079,153

		17,611,850

Hong Kong — 2.3%
AIA Group, Ltd.	395,656	5,029,725
Techtronic Industries Co., Ltd.	186,400	3,371,939

		8,401,664

India — 5.0%
HDFC Bank, Ltd.†	172,700	3,289,047
HDFC Bank, Ltd. ADR†	300	21,084
Housing Development Finance Corp., Ltd.	120,560	3,955,643
Kotak Mahindra Bank, Ltd.†	139,320	3,277,936
Reliance Industries, Ltd. GDR*†	72,600	3,927,660
Reliance Industries, Ltd. GDR (LSE)†	900	48,680
Tata Consultancy Services, Ltd.	86,900	3,563,645

		18,083,695

Ireland — 3.7%
Aon PLC, Class A	13,663	3,435,425
Flutter Entertainment PLC†	17,089	3,491,054
Kingspan Group PLC	37,958	3,383,270
Linde PLC	10,962	3,133,378

		13,443,127

Israel — 1.9%
NICE, Ltd. ADR†	13,569	3,273,250
Wix.com, Ltd.†	11,200	3,560,256

		6,833,506

Italy — 1.2%
Enel SpA	416,700	4,150,571

Japan — 7.7%
Hoya Corp.	31,879	3,629,524
Keyence Corp.	9,000	4,328,497
OBIC Co., Ltd.	17,750	3,415,096
Recruit Holdings Co., Ltd.	87,460	3,956,058
Shin-Etsu Chemical Co., Ltd.	22,900	3,869,429
Sony Group Corp.	46,800	4,683,951
Tokyo Electron, Ltd.	9,000	3,964,125

		27,846,680

Jersey — 1.0%
Experian PLC	89,360	3,448,849

Netherlands — 5.7%
Adyen NV†*	1,571	3,857,621
ASML Holding NV	9,914	6,454,566
Ferrari NV	16,344	3,503,504
NXP Semiconductors NV	16,384	3,154,084
Wolters Kluwer NV	37,469	3,391,641

		20,361,416

South Korea — 0.9%
NAVER Corp.	9,770	3,148,305

Spain — 3.1%
Aena SME SA†*	20,047	3,486,605
Amadeus IT Group SA†	51,430	3,502,183

Iberdrola SA	311,433	4,213,543

		11,202,331

Sweden — 2.7%
Atlas Copco AB, Class A	57,800	3,503,801
Hexagon AB, Class B	32,324	3,082,623
Swedish Match AB	39,000	3,202,731

		9,789,155

Switzerland — 5.2%
Lonza Group AG	6,232	3,965,623
Nestle SA	62,850	7,492,823
Partners Group Holding AG	2,389	3,412,461
Sika AG	12,761	3,804,412

		18,675,319

Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	457,000	9,903,103

United Kingdom — 3.3%
Ashtead Group PLC	53,000	3,403,348
Atlassian Corp. PLC, Class A†	13,486	3,203,734
AVEVA Group PLC	41,093	1,974,631
Rentokil Initial PLC	479,400	3,312,315

		11,894,028

United States — 10.7%
Adobe, Inc.†	6,100	3,100,874
Charter Communications, Inc., Class A†	5,142	3,462,880
Mastercard, Inc., Class A	8,321	3,179,121
MercadoLibre, Inc.	2,040	3,204,799
Moody’s Corp.	9,900	3,234,429
Netflix, Inc.†	6,300	3,234,861
NextEra Energy, Inc.	40,756	3,158,998
NVIDIA Corp.	5,040	3,025,915
SolarEdge Technologies, Inc.†	11,521	3,036,244
Thermo Fisher Scientific, Inc.	6,760	3,178,755
Visa, Inc., Class A	14,030	3,276,847
Zoetis, Inc.	19,450	3,365,433

		38,459,156

TOTAL INVESTMENTS (cost $285,794,136)	95.9%	344,749,423
Other assets less liabilities	4.1	14,605,153

NET ASSETS	100.0%	$359,354,576

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $15,039,389 representing 4.2% of net assets.

ADR	— American Depositary Receipt

LSE — London Stock Exchange

Industry Allocation*
Commercial Services-Finance	4.9%
Semiconductor Components-Integrated Circuits	3.7
Electric-Integrated	3.3
E-Commerce/Products	3.2
Semiconductor Equipment	2.9
Internet Content-Information/News	2.7
Textile-Apparel	2.5
Enterprise Software/Service	2.5
Internet Application Software	2.3
Computer Services	2.3
Transport-Rail	2.2
Oil Refining & Marketing	2.2
Apparel Manufacturers	2.2
Food-Misc./Diversified	2.1
Industrial Gases	2.1
Private Equity	2.0
Building & Construction Products-Misc.	2.0
Machinery-General Industrial	1.9
Electronic Components-Semiconductors	1.9
Medical-Drugs	1.9
Commercial Services	1.9
Banks-Commercial	1.8
Finance-Credit Card	1.8
Insurance-Life/Health	1.4
Audio/Video Products	1.3
Industrial Automated/Robotic	1.2
Power Converter/Supply Equipment	1.2
Aerospace/Defense-Equipment	1.1
Transport-Services	1.1
Medical Labs & Testing Services	1.1
Insurance-Multi-line	1.1
Human Resources	1.1
Finance-Mortgage Loan/Banker	1.1
Entertainment Software	1.1
Chemicals-Specialty	1.1
Athletic Footwear	1.0
Electronic Components-Misc.	1.0
Aerospace/Defense	1.0
Auto-Cars/Light Trucks	1.0
Gambling (Non-Hotel)	1.0
Beverages-Wine/Spirits	1.0
Cable/Satellite TV	1.0
Airport Development/Maintenance	0.9
Insurance Brokers	0.9
Computers-Integrated Systems	0.9
Rental Auto/Equipment	0.9
Publishing-Periodicals	0.9
Machine Tools & Related Products	0.9
Multimedia	0.9
Chemicals-Diversified	0.9
Building-Maintenance & Services	0.9
Telecommunication Equipment	0.9
Schools	0.9
Internet Content-Entertainment	0.9
Computer Aided Design	0.9
Non-Hazardous Waste Disposal	0.9
E-Commerce/Services	0.9
Tobacco	0.9
Diagnostic Equipment	0.9
Web Portals/ISP	0.9
Electronic Forms	0.9
Real Estate Management/Services	0.8
Energy-Alternate Sources	0.8

95.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,768,194	$228,981,229	**	$—	$344,749,423

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There are no Level 3 Investments held in the Portfolio at period end. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.6%
Casino Services — 0.7%
Caesars Entertainment, Inc.†	23,500	$2,299,240

Real Estate Investment Trusts — 94.1%
Alexandria Real Estate Equities, Inc.	61,700	11,173,870
American Tower Corp.	11,600	2,955,332
Americold Realty Trust	202,900	8,195,131
CareTrust REIT, Inc.	220,100	5,322,018
Clipper Realty, Inc.	76,679	631,068
CubeSmart	439,500	18,608,430
Digital Realty Trust, Inc.	129,200	19,936,852
Douglas Emmett, Inc.	204,800	6,868,992
Equinix, Inc.	24,600	17,730,696
Equity LifeStyle Properties, Inc.	142,792	9,909,765
Essex Property Trust, Inc.	47,313	13,745,373
Extra Space Storage, Inc.	49,800	7,404,762
Four Corners Property Trust, Inc.	279,200	8,060,504
Healthcare Realty Trust, Inc.	205,800	6,618,528
Invitation Homes, Inc.	337,600	11,836,256
Lamar Advertising Co., Class A	87,400	8,656,096
Lexington Realty Trust	246,400	3,015,936
Mid-America Apartment Communities, Inc.	89,100	14,018,103
National Retail Properties, Inc.	154,900	7,190,458
Prologis, Inc.	305,758	35,629,980
RLJ Lodging Trust	786,076	12,687,266
SITE Centers Corp.	425,400	6,274,650
Spirit Realty Capital, Inc.	79,500	3,779,430
Sunstone Hotel Investors, Inc.†	103,900	1,367,324
Terreno Realty Corp.	91,680	5,915,193
UDR, Inc.	199,900	9,285,355
Ventas, Inc.	226,445	12,558,640
VICI Properties, Inc.	402,000	12,743,400
Welltower, Inc.	84,364	6,329,831

		288,449,239

Real Estate Management/Services — 2.8%
CBRE Group, Inc., Class A†	78,500	6,688,200
Realogy Holdings Corp.†	103,900	1,795,392

		8,483,592

TOTAL INVESTMENTS (cost $228,285,061)	97.6%	299,232,071
Other assets less liabilities	2.4	7,314,337

NET ASSETS	100.0%	$306,546,408

†	Non-income producing security

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Cyxtera Technologies, Inc.	125,181	$1,251,810	$1,251,810	$0

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$299,232,071	$—	$—	$299,232,071

Other Financial Instruments:†
Unfunded Commitments	$—	$0	$—	$0

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 34.9%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,277,114

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,187,564

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,313,778
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,117,897

		2,431,675

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	774,456

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,073,477

Banks-Commercial — 0.7%
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,135,324
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,680,323

		3,815,647

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,087,727
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	998,783
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	936,262

		4,022,772

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,090,499
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	2,198,013
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,462,665

		4,751,177

Beverages-Non-alcoholic — 0.1%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	859,576

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	1,182,861
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	1,193,394
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	1,937,193

		4,313,448

Cable/Satellite TV — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,321,524
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,423,250
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,270,525
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,251,933
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,361,703

		9,628,935

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,266,022
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,250,007

		3,516,029

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,138,832

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,171,531

Computers — 0.8%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,038,924

Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	2,000,000	2,366,795

		4,405,719

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,083,637

Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,050,478
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,215,682
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,128,366
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	2,059,011
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,238,375
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	915,232
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,078,494
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,261,542
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,129,321
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,699,480
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,247,898
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,420,974
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,616,969

		25,061,822

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	1,017,460

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	843,922

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	3,215,707
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	1,213,485
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,156,983

		5,586,175

Electric-Integrated — 2.1%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,083,563
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	1,017,520
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,365,158
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,235,436
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	237,151
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	972,401
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,928,901
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,751,280
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,006,298

		11,597,708

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,035,117

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,040,578
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,161,700

		4,202,278

Finance-Credit Card — 1.0%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,050,820
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	538,466
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,157,142
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	662,556

		5,408,984

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	731,462
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,264,855

		1,996,317

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,853,033

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	720,933

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,087,823
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,238,258

		2,326,081

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	1,062,690

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,463,479

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,291,613

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	601,360

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	888,984

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,117,557

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,075,968

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,048,934
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,335,149

		3,384,083

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,000,000	3,205,227
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,253,443
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	867,211
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	999,785

		6,325,666

Medical-HMO — 1.3%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	1,967,587
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,261,147
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,840,438

		7,069,172

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	986,446

Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,834,532
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,198,318

ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,677,011

		5,709,861

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	522,850

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	273,743
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	216,000
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,115,252

		1,604,995

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,450,716
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,040,120

		4,490,836

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	286,972
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	663,028
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	200,000	271,183

		1,221,183

Oil-Field Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,035,861
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,301,579
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	703,813

		4,041,253

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,143,258
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	971,079
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,085,967
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,265,244

		4,465,548

Pipelines — 1.9%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	2,020,000
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,196,381
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,301,116
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	414,098
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,241,559
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,256,079
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,114,812
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,089,221

		10,633,266

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,401,343
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,333,814
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,243,277

		4,978,434

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,048,401
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	844,600

Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	775,561

		3,668,562

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,292,534
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,269,396
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,258,867
Walmart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,328,117

		6,148,914

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,520,478

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,146,289
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,125,513
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	960,805
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,727,111

		5,959,718

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	1,228,111

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,178,939

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,337,287

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,597,337

Total U.S. Corporate Bonds & Notes (cost $185,972,833)		196,676,009

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	1,051,475

Banks-Commercial — 0.3%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,378,862

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,195,319

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,220,423

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,134,450
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,072,674
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,165,820

		3,372,944

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,149,364

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,109,436
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,152,832

		2,262,268

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,041,375

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	262,432
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,070,946

		1,333,378

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,792,500

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,182,853
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,439,975
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,041,808

		4,664,636

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,686,647

Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,573,107
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	1,981,002

		3,554,109

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	868,780

Total Foreign Corporate Bonds & Notes (cost $27,901,027)		28,572,080

U.S. GOVERNMENT AGENCIES — 3.8%
Federal Home Loan Bank — 3.2%
1.13% due 07/14/2021	1,000,000	1,002,236
1.50% due 08/15/2024	1,500,000	1,555,377
1.88% due 06/11/2021	2,000,000	2,003,822
1.88% due 11/29/2021	1,500,000	1,515,701
2.00% due 09/09/2022	1,000,000	1,025,244
2.50% due 12/09/2022	1,000,000	1,037,127
2.63% due 12/10/2021	2,000,000	2,031,108
2.88% due 09/13/2024	1,000,000	1,079,767
3.00% due 10/12/2021	2,000,000	2,026,108
3.63% due 06/11/2021	2,000,000	2,007,388
5.50% due 07/15/2036	2,000,000	2,911,809

		18,195,687

Federal Home Loan Mtg. Corp. — 0.3%
Federal Home Loan Mtg. Corp. zero coupon due 12/14/2029	2,200,000	1,887,918

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,407,324

Total U.S. Government Agencies (cost $20,444,593)		21,490,929

U.S. GOVERNMENT TREASURIES — 48.1%
United States Treasury Bonds — 11.1%
1.13% due 05/15/2040	2,000,000	1,671,562
1.25% due 05/15/2050	2,000,000	1,549,063
1.38% due 08/15/2050	2,000,000	1,600,938
2.25% due 08/15/2046	2,452,000	2,431,503
2.25% due 08/15/2049	3,000,000	2,968,359
2.50% due 02/15/2046	2,692,000	2,802,099
2.50% due 05/15/2046	652,000	678,615
2.75% due 08/15/2042	2,000,000	2,189,687
2.75% due 11/15/2042	3,300,000	3,608,988
2.75% due 08/15/2047	2,000,000	2,181,953
2.75% due 11/15/2047	1,500,000	1,637,637
2.88% due 05/15/2043	1,089,000	1,214,278
2.88% due 08/15/2045	1,027,000	1,144,022
2.88% due 11/15/2046	744,000	829,240
3.00% due 11/15/2044	1,275,000	1,449,864
3.00% due 05/15/2045	1,150,000	1,307,631
3.00% due 11/15/2045	1,037,000	1,181,127
3.00% due 05/15/2047	1,500,000	1,712,520
3.00% due 02/15/2048	2,000,000	2,287,422
3.00% due 08/15/2048	2,000,000	2,290,078
3.00% due 02/15/2049	1,500,000	1,721,309
3.13% due 02/15/2043	1,428,000	1,656,201
3.13% due 08/15/2044	1,351,000	1,567,582
3.13% due 05/15/2048	2,000,000	2,340,469
3.38% due 05/15/2044	1,498,000	1,806,962
3.63% due 08/15/2043	535,000	669,084
3.63% due 02/15/2044	1,567,000	1,962,667
3.75% due 11/15/2043	1,685,000	2,146,795
4.38% due 11/15/2039	1,000,000	1,356,094
4.63% due 02/15/2040	2,015,000	2,821,236
4.75% due 02/15/2041	1,751,000	2,505,298
5.38% due 02/15/2031	2,000,000	2,691,953
5.50% due 08/15/2028	2,000,000	2,580,469

		62,562,705

United States Treasury Notes — 37.0%
0.13% due 04/30/2022	2,000,000	2,001,094
0.13% due 05/31/2022	2,000,000	2,001,016
0.13% due 06/30/2022	2,000,000	2,000,938
0.13% due 05/15/2023	2,000,000	1,997,813
0.13% due 09/15/2023	1,000,000	997,656
0.13% due 01/15/2024	2,000,000	1,991,328
0.25% due 04/15/2023	2,000,000	2,003,281
0.25% due 06/15/2023	2,000,000	2,002,656
0.25% due 11/15/2023	2,000,000	2,000,000
0.25% due 03/15/2024	2,000,000	1,996,406
0.25% due 05/31/2025	2,000,000	1,968,906
0.25% due 06/30/2025	2,000,000	1,966,719
0.25% due 07/31/2025	2,000,000	1,963,906
0.25% due 08/31/2025	1,000,000	980,586
0.25% due 09/30/2025	2,000,000	1,959,141
0.38% due 04/30/2025	1,000,000	990,703
0.50% due 03/15/2023	1,000,000	1,006,406
0.50% due 04/30/2027	3,000,000	2,893,125
0.50% due 05/31/2027	2,000,000	1,925,234
0.50% due 06/30/2027	2,000,000	1,922,109
0.50% due 08/31/2027	1,500,000	1,436,719
0.50% due 10/31/2027	2,000,000	1,908,906
0.63% due 05/15/2030	2,000,000	1,838,828
0.63% due 08/15/2030	2,000,000	1,831,563

0.75% due 01/31/2028	1,000,000	965,898
1.25% due 07/31/2023	1,500,000	1,535,039
1.25% due 08/31/2024	2,000,000	2,054,219
1.38% due 06/30/2023	1,500,000	1,538,027
1.38% due 08/31/2023	1,500,000	1,540,195
1.38% due 08/31/2026	1,500,000	1,533,750
1.50% due 08/15/2022	2,000,000	2,036,250
1.50% due 03/31/2023	1,000,000	1,025,547
1.50% due 09/30/2024	2,000,000	2,070,938
1.50% due 10/31/2024	2,000,000	2,070,781
1.50% due 11/30/2024	2,000,000	2,071,016
1.50% due 08/15/2026	2,181,000	2,243,874
1.63% due 08/15/2022	3,000,000	3,059,297
1.63% due 08/31/2022	1,300,000	1,326,305
1.63% due 11/15/2022	1,500,000	1,534,395
1.63% due 04/30/2023	1,500,000	1,543,359
1.63% due 05/31/2023	1,500,000	1,544,707
1.63% due 02/15/2026	2,186,000	2,268,829
1.63% due 05/15/2026	2,233,000	2,315,952
1.63% due 09/30/2026	1,000,000	1,034,883
1.63% due 08/15/2029	2,300,000	2,326,414
1.75% due 05/15/2022	3,000,000	3,051,797
1.75% due 05/31/2022	2,000,000	2,036,094
1.75% due 06/15/2022	1,000,000	1,018,633
1.75% due 06/30/2022	2,000,000	2,038,594
1.75% due 09/30/2022	2,000,000	2,046,250
1.75% due 01/31/2023	2,000,000	2,055,781
1.75% due 05/15/2023	1,500,000	1,547,637
1.75% due 07/31/2024	2,000,000	2,087,188
1.75% due 12/31/2026	1,070,000	1,113,134
1.88% due 04/30/2022	2,000,000	2,035,781
1.88% due 07/31/2022	2,000,000	2,044,531
1.88% due 08/31/2022	2,000,000	2,046,875
1.88% due 09/30/2022	2,000,000	2,049,609
1.88% due 10/31/2022	2,000,000	2,052,188
1.88% due 08/31/2024	2,000,000	2,095,625
1.88% due 06/30/2026	1,000,000	1,049,219
1.88% due 07/31/2026	2,000,000	2,097,578
2.00% due 07/31/2022	1,000,000	1,023,750
2.00% due 10/31/2022	3,500,000	3,598,027
2.00% due 11/30/2022	2,000,000	2,058,906
2.00% due 02/15/2023	2,000,000	2,065,938
2.00% due 05/31/2024	2,000,000	2,100,156
2.00% due 06/30/2024	3,000,000	3,152,344
2.00% due 02/15/2025	1,332,000	1,404,740
2.00% due 08/15/2025	3,217,000	3,396,951
2.00% due 11/15/2026	2,455,000	2,587,628
2.13% due 12/31/2022	2,000,000	2,065,781
2.13% due 03/31/2024	3,500,000	3,682,109
2.13% due 09/30/2024	2,000,000	2,113,516
2.13% due 11/30/2024	2,000,000	2,115,781
2.13% due 05/15/2025	2,820,000	2,989,971
2.25% due 10/31/2024	3,000,000	3,184,805
2.25% due 11/15/2024	1,352,000	1,435,708
2.25% due 12/31/2024	1,000,000	1,063,164
2.25% due 11/15/2025	2,742,000	2,926,657
2.25% due 03/31/2026	3,000,000	3,203,437
2.25% due 02/15/2027	2,000,000	2,134,531
2.25% due 08/15/2027	2,000,000	2,131,484
2.25% due 11/15/2027	3,000,000	3,193,828
2.38% due 08/15/2024	1,221,000	1,299,220
2.38% due 04/30/2026	1,000,000	1,074,219
2.38% due 05/15/2027	1,000,000	1,074,219
2.38% due 05/15/2029	2,500,000	2,675,195
2.50% due 03/31/2023	2,000,000	2,089,297
2.50% due 08/15/2023	1,000,000	1,051,914
2.50% due 01/31/2024	1,400,000	1,484,711
2.50% due 05/15/2024	1,220,000	1,299,395
2.50% due 01/31/2025	3,000,000	3,219,727
2.63% due 12/31/2023	2,000,000	2,124,453
2.63% due 02/15/2029	2,700,000	2,940,047
2.75% due 04/30/2023	1,900,000	1,997,375
2.75% due 07/31/2023	2,000,000	2,113,828
2.75% due 08/31/2023	1,000,000	1,058,672
2.75% due 02/28/2025	2,000,000	2,166,406
2.75% due 08/31/2025	1,000,000	1,087,617
2.75% due 02/15/2028	2,000,000	2,193,125
2.88% due 04/30/2025	2,000,000	2,179,844
2.88% due 05/15/2028	2,000,000	2,210,703
2.88% due 08/15/2028	2,500,000	2,765,332
3.13% due 11/15/2028	3,000,000	3,374,297

		208,800,036

Total U.S. Government Treasuries (cost $260,863,685)		271,362,741

EXCHANGE-TRADED FUNDS — 3.7%
iShares 1-3 Year Treasury Bond ETF	44,300	$3,822,204
iShares 10-20 Year Treasury Bond ETF	1,400	199,766
iShares 20+ Year Treasury Bond ETF	14,200	1,968,688
iShares 3-7 Year Treasury Bond ETF	33,000	4,304,190
iShares 7-10 Year Treasury Bond ETF	9,900	1,128,501
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	9,678,870

Total Exchange-Traded Funds (cost $21,078,685)		21,102,219

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	$500,000	566,350
Allstate Corp. 5.75% due 08/15/2053	500,000	537,250

Total Preferred Securities/Capital Securities (cost $995,620)		1,103,600

Total Long-Term Investment Securities (cost $517,256,443)		540,307,578

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $2,275,000 and collateralized by $2,119,900 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $2,320,543 (cost $2,275,000)	2,275,000	2,275,000

TOTAL INVESTMENTS (cost $519,531,443)	96.2%	542,582,578
Other assets less liabilities	3.8	21,280,510

NET ASSETS	100.0%	$563,863,088

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $2,366,795 representing 0.4% of net assets.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$196,676,009	$—	$196,676,009
Foreign Corporate Bonds & Notes	—	28,572,080	—	28,572,080
U.S. Government Agencies	—	21,490,929	—	21,490,929
U.S. Government Treasuries	—	271,362,741	—	271,362,741
Exchange-Traded Funds	21,102,219	—	—	21,102,219
Preferred Securities/Capital Securities	—	1,103,600	—	1,103,600
Repurchase Agreements	—	2,275,000	—	2,275,000

Total Investments at Value	$21,102,219	$521,480,359	$—	$542,582,578

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 25.2%
Aerospace/Defense — 0.6%
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027	$3,000,000	$3,306,060

Airlines — 0.7%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,507,152

Applications Software — 0.7%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	2,000,000	2,005,037
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,421,515

		3,426,552

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	929,745

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,098,963

Banks-Commercial — 1.1%
Discover Bank Senior Notes 2.70% due 02/06/2030	2,000,000	2,035,613
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,679,302
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,026,647

		5,741,562

Banks-Fiduciary — 1.0%
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	2,000,000	1,968,704
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,168,024

		5,136,728

Banks-Super Regional — 1.0%
Wells Fargo & Co. Senior Notes 1.65% due 06/02/2024	2,000,000	2,044,604
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,073,319
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,079,155
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,000,000	1,099,006

		5,296,084

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	868,896

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	881,448

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	624,663
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	683,865
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	854,557

		2,163,085

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	1,000,000	1,101,520

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,176,842

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,040,868

Computers — 0.8%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	2,000,000	2,088,418
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,106,002
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,089,567

		4,283,987

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	2,000,000	2,076,065

Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,078,964
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,337,858
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,338,357

Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,087,902
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,338,271
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,182,419
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,026,080
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,374,304
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,093,437
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,012,950
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,109,136
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,377,946
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,000,000	2,229,387

		19,587,011

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,286,283
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,401,750

		2,688,033

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,143,931

Electric-Distribution — 0.6%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,180,025
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,080,812

		3,260,837

Electric-Integrated — 0.8%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,106,468
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,922,908

		4,029,376

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	948,510
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,078,759

		2,027,269

Finance-Commercial — 0.9%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	2,000,000	2,273,496
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	2,000,000	2,264,960

		4,538,456

Finance-Consumer Loans — 0.4%
Synchrony Financial Senior Notes 4.38% due 03/19/2024	2,000,000	2,178,168

Finance-Credit Card — 0.6%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,101,485
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,093,344

		3,194,829

Food-Misc./Diversified — 1.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,102,695
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	3,261,364
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,029,676

		5,393,735

Food-Retail — 0.5%
Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,332,796

Gas-Distribution — 0.2%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,087,823

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	956,421

Industrial Gases — 0.4%
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	2,000,000	2,041,403

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	2,000,000	1,987,004

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,616,292
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,058,002

		2,674,294

Machinery-General Industrial — 0.5%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,500,000	2,542,635

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	319,895

Medical-Biomedical/Gene — 0.2%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	978,821

Medical-Drugs — 1.2%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,555,611
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	874,265
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,111,982
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,068,971
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,300,817

		5,911,646

Medical-HMO — 0.7%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,047,139
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,261,147

		3,308,286

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,055,581

Pharmacy Services — 0.8%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	755,624
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,273,575
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,046,320

		4,075,519

Pipelines — 0.4%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	624,702
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	573,548
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,022,058

		2,220,308

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,070,425

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	771,131

Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	758,068
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,082,092

		1,840,160

Transport-Services — 0.3%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,641,392

Web Portals/ISP — 0.3%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,363,171

Total U.S. Corporate Bonds & Notes (cost $124,396,444)		129,255,913

FOREIGN CORPORATE BONDS & NOTES — 5.2%
Auto-Cars/Light Trucks — 0.5%
Stellantis NV Senior Notes 5.25% due 04/15/2023	2,573,000	2,789,081

Banks-Commercial — 0.7%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,075,500
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,336,262
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,088,242

		3,500,004

Cellular Telecom — 0.4%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,300,364

Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,080,707
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,235,544
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,330,937
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,323,965
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	2,000,000	2,009,860
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	891,021
Natwest Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,118,086
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,055,529

		11,045,649

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,095,065

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	2,000,000	1,838,188

Medical-Generic Drugs — 0.5%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,036,908
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	643,599

		2,680,507

Oil Companies-Integrated — 0.3%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	901,458
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	656,206

		1,557,664

Total Foreign Corporate Bonds & Notes (cost $25,673,432)		26,806,522

U.S. GOVERNMENT AGENCIES — 9.6%
Federal Home Loan Bank — 4.4%
1.13% due 07/14/2021	1,500,000	1,503,354
1.38% due 02/17/2023	2,000,000	2,042,780
1.50% due 08/15/2024	3,000,000	3,110,753
1.88% due 06/11/2021	2,005,000	2,008,832
1.88% due 07/07/2021	900,000	902,898
1.88% due 11/29/2021	1,000,000	1,010,468
1.88% due 12/09/2022	2,000,000	2,054,990
2.13% due 06/10/2022	2,000,000	2,044,382
2.50% due 12/09/2022	1,000,000	1,037,127
2.50% due 02/13/2024	3,000,000	3,188,227
2.88% due 09/13/2024	1,000,000	1,079,767
3.25% due 11/16/2028	2,000,000	2,262,885

		22,246,463

Federal Home Loan Mtg. Corp. — 1.7%
0.25% due 06/26/2023	2,000,000	2,001,281
1.13% due 08/12/2021	2,000,000	2,005,920
2.38% due 01/13/2022	1,500,000	1,524,252
2.75% due 06/19/2023	3,000,000	3,162,369

		8,693,822

Federal National Mtg. Assoc. — 3.5%
0.25% due 07/10/2023	2,000,000	2,001,526
0.38% due 08/25/2025	2,000,000	1,972,810
0.75% due 10/08/2027	2,000,000	1,937,657
1.63% due 10/15/2024	3,000,000	3,121,411
1.88% due 09/24/2026	2,000,000	2,096,725
2.00% due 01/05/2022	1,000,000	1,013,180
2.13% due 04/24/2026	2,000,000	2,121,911
2.63% due 09/06/2024	3,500,000	3,756,683

		18,021,903

Total U.S. Government Agencies (cost $47,876,852)		48,962,188

U.S. GOVERNMENT TREASURIES — 52.0%
United States Treasury Bonds — 0.5%
5.25% due 02/15/2029	1,000,000	1,284,883

6.00% due 02/15/2026	1,000,000	1,244,765

		2,529,648

United States Treasury Notes — 51.5%
0.13% due 04/30/2022	2,000,000	2,001,094
0.13% due 05/31/2022	2,000,000	2,001,016
0.13% due 06/30/2022	2,000,000	2,000,937
0.13% due 07/31/2022	2,000,000	2,000,781
0.13% due 08/31/2022	2,000,000	2,000,547
0.13% due 09/30/2022	2,000,000	2,000,391
0.13% due 10/31/2022	2,000,000	2,000,156
0.13% due 11/30/2022	2,000,000	2,000,000
0.13% due 12/31/2022	2,000,000	1,999,531
0.13% due 01/31/2023	2,000,000	1,999,219
0.13% due 02/28/2023	1,000,000	999,492
0.13% due 03/31/2023	2,000,000	1,998,750
0.13% due 05/15/2023	800,000	799,125
0.13% due 07/15/2023	2,000,000	1,996,719
0.13% due 08/15/2023	1,500,000	1,496,953
0.13% due 09/15/2023	2,000,000	1,995,312
0.13% due 10/15/2023	1,000,000	997,305
0.13% due 12/15/2023	2,000,000	1,992,422
0.13% due 01/15/2024	2,000,000	1,991,328
0.13% due 02/15/2024	2,000,000	1,990,781
0.25% due 04/15/2023	2,000,000	2,003,281
0.25% due 06/15/2023	2,000,000	2,002,656
0.25% due 11/15/2023	1,000,000	1,000,000
0.25% due 03/15/2024	2,000,000	1,996,406
0.25% due 05/31/2025	2,000,000	1,968,906
0.25% due 06/30/2025	2,000,000	1,966,719
0.25% due 07/31/2025	2,000,000	1,963,906
0.25% due 08/31/2025	2,000,000	1,961,172
0.25% due 09/30/2025	2,000,000	1,959,141
0.25% due 10/31/2025	1,000,000	978,242
0.38% due 03/31/2022	1,500,000	1,504,336
0.38% due 04/30/2025	1,500,000	1,486,055
0.38% due 12/31/2025	2,000,000	1,962,266
0.38% due 01/31/2026	2,000,000	1,959,531
0.38% due 07/31/2027	1,000,000	951,797
0.50% due 03/15/2023	1,500,000	1,509,609
0.50% due 03/31/2025	2,000,000	1,993,281
0.50% due 02/28/2026	2,000,000	1,969,219
0.50% due 04/30/2027	1,000,000	964,375
0.50% due 05/31/2027	2,000,000	1,925,234
0.50% due 06/30/2027	2,000,000	1,922,109
0.50% due 08/31/2027	1,000,000	957,813
0.50% due 10/31/2027	1,000,000	954,453
0.63% due 05/15/2030	2,000,000	1,838,828
0.63% due 08/15/2030	2,000,000	1,831,562
0.75% due 03/31/2026	2,000,000	1,991,250
0.75% due 01/31/2028	2,000,000	1,931,797
0.88% due 11/15/2030	2,000,000	1,869,062
1.25% due 10/31/2021	1,500,000	1,508,906
1.25% due 07/31/2023	1,500,000	1,535,039
1.25% due 08/31/2024	1,500,000	1,540,664
1.25% due 03/31/2028	2,000,000	1,992,812
1.38% due 06/30/2023	2,300,000	2,358,309
1.38% due 08/31/2023	1,300,000	1,334,836
1.38% due 09/30/2023	1,300,000	1,335,699
1.38% due 08/31/2026	2,500,000	2,556,250
1.50% due 11/30/2021	1,960,000	1,976,537
1.50% due 01/31/2022	1,500,000	1,516,055
1.50% due 08/15/2022	1,000,000	1,018,125
1.50% due 09/15/2022	1,000,000	1,018,984
1.50% due 01/15/2023	1,000,000	1,023,125
1.50% due 02/28/2023	1,200,000	1,229,391
1.50% due 03/31/2023	1,200,000	1,230,656
1.50% due 09/30/2024	1,500,000	1,553,203
1.50% due 10/31/2024	1,000,000	1,035,391
1.50% due 11/30/2024	1,000,000	1,035,508
1.50% due 08/15/2026	1,500,000	1,543,242
1.50% due 01/31/2027	2,000,000	2,051,016
1.63% due 08/31/2022	1,300,000	1,326,305
1.63% due 11/15/2022	2,000,000	2,045,859
1.63% due 04/30/2023	2,000,000	2,057,812
1.63% due 05/31/2023	1,000,000	1,029,805
1.63% due 10/31/2023	1,000,000	1,034,219
1.63% due 02/15/2026	1,300,000	1,349,258
1.63% due 05/15/2026	2,400,000	2,489,156
1.63% due 09/30/2026	1,000,000	1,034,883
1.63% due 10/31/2026	1,000,000	1,034,141
1.63% due 11/30/2026	1,000,000	1,033,750
1.63% due 08/15/2029	4,300,000	4,349,383
1.75% due 11/30/2021	1,300,000	1,312,797
1.75% due 02/28/2022	2,000,000	2,027,969
1.75% due 04/30/2022	1,000,000	1,016,641
1.75% due 05/31/2022	2,000,000	2,036,094
1.75% due 06/15/2022	1,000,000	1,018,633
1.75% due 09/30/2022	1,000,000	1,023,125
1.75% due 01/31/2023	800,000	822,313
1.75% due 05/15/2023	3,300,000	3,404,801
1.75% due 06/30/2024	1,000,000	1,042,891
1.75% due 07/31/2024	1,000,000	1,043,594
1.75% due 12/31/2026	900,000	936,281
1.75% due 11/15/2029	1,000,000	1,020,195
1.88% due 11/30/2021	1,300,000	1,313,813
1.88% due 02/28/2022	1,300,000	1,319,449
1.88% due 07/31/2022	1,300,000	1,328,945
1.88% due 08/31/2022	1,200,000	1,228,125
1.88% due 09/30/2022	2,000,000	2,049,609
1.88% due 10/31/2022	2,000,000	2,052,187
1.88% due 08/31/2024	1,500,000	1,571,719
1.88% due 06/30/2026	1,000,000	1,049,219
1.88% due 07/31/2026	1,000,000	1,048,789
2.00% due 11/15/2021	1,300,000	1,313,609
2.00% due 12/31/2021	1,300,000	1,316,605
2.00% due 02/15/2022	1,300,000	1,319,906
2.00% due 07/31/2022	1,500,000	1,535,625
2.00% due 10/31/2022	2,000,000	2,056,016
2.00% due 11/30/2022	1,200,000	1,235,344
2.00% due 02/15/2023	1,300,000	1,342,859
2.00% due 04/30/2024	1,300,000	1,364,035
2.00% due 05/31/2024	1,300,000	1,365,102
2.00% due 06/30/2024	1,500,000	1,576,172
2.00% due 02/15/2025	1,300,000	1,370,992
2.00% due 08/15/2025	1,300,000	1,372,719
2.00% due 11/15/2026	1,300,000	1,370,230
2.13% due 05/31/2021	1,350,000	1,352,165

2.13% due 08/15/2021	1,350,000	1,358,046
2.13% due 09/30/2021	1,300,000	1,311,172
2.13% due 12/31/2021	1,300,000	1,317,672
2.13% due 06/30/2022	1,200,000	1,228,313
2.13% due 12/31/2022	1,200,000	1,239,469
2.13% due 11/30/2023	1,300,000	1,362,359
2.13% due 02/29/2024	1,200,000	1,261,453
2.13% due 03/31/2024	1,300,000	1,367,641
2.13% due 07/31/2024	1,300,000	1,372,313
2.13% due 09/30/2024	2,000,000	2,113,516
2.13% due 11/30/2024	1,000,000	1,057,891
2.13% due 05/15/2025	1,300,000	1,378,355
2.13% due 05/31/2026	1,000,000	1,061,758
2.25% due 12/31/2023	3,000,000	3,156,680
2.25% due 04/30/2024	1,100,000	1,162,348
2.25% due 10/31/2024	1,000,000	1,061,602
2.25% due 11/15/2024	1,300,000	1,380,488
2.25% due 12/31/2024	2,000,000	2,126,328
2.25% due 11/15/2025	1,300,000	1,387,547
2.25% due 03/31/2026	1,200,000	1,281,375
2.25% due 02/15/2027	1,300,000	1,387,445
2.25% due 08/15/2027	1,300,000	1,385,465
2.25% due 11/15/2027	2,000,000	2,129,219
2.38% due 03/15/2022	1,500,000	1,530,117
2.38% due 02/29/2024	2,000,000	2,116,406
2.38% due 08/15/2024	1,300,000	1,383,281
2.38% due 04/30/2026	1,000,000	1,074,219
2.38% due 05/15/2027	1,300,000	1,396,484
2.38% due 05/15/2029	1,000,000	1,070,078
2.50% due 01/15/2022	2,000,000	2,034,375
2.50% due 03/31/2023	1,000,000	1,044,648
2.50% due 08/15/2023	1,500,000	1,577,871
2.50% due 01/31/2024	1,100,000	1,166,559
2.50% due 05/15/2024	1,500,000	1,597,617
2.50% due 02/28/2026	600,000	647,906
2.63% due 12/15/2021	1,500,000	1,523,848
2.63% due 12/31/2023	2,000,000	2,124,453
2.63% due 03/31/2025	2,000,000	2,158,203
2.63% due 12/31/2025	2,000,000	2,169,453
2.63% due 01/31/2026	2,000,000	2,170,625
2.63% due 02/15/2029	1,800,000	1,960,031
2.75% due 11/15/2023	1,300,000	1,382,012
2.75% due 02/15/2024	1,500,000	1,602,188
2.75% due 02/28/2025	2,000,000	2,166,406
2.75% due 02/15/2028	2,000,000	2,193,125
2.88% due 04/30/2025	1,500,000	1,634,883
2.88% due 05/31/2025	2,000,000	2,182,031
2.88% due 05/15/2028	2,000,000	2,210,703
2.88% due 08/15/2028	2,000,000	2,212,266
3.13% due 05/15/2021	1,300,000	1,301,329
3.13% due 11/15/2028	2,000,000	2,249,531

		264,090,855

Total U.S. Government Treasuries (cost $259,676,130)		266,620,503

EXCHANGE-TRADED FUNDS — 3.7%
iShares 1-3 Year Treasury Bond ETF	58,000	5,004,240
iShares 3-7 Year Treasury Bond ETF	42,200	5,504,146
iShares 7-10 Year Treasury Bond ETF	12,200	1,390,678
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	6,950,950

Total Exchange-Traded Funds (cost $18,601,008)		18,850,014

Total Long-Term Investment Securities (cost $476,223,866)		490,495,140

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $4,802,000 collateralized by $4,979,600 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $4,898,062 (cost $4,802,000)	$4,802,000	4,802,000

TOTAL INVESTMENTS (cost $481,025,866)	96.7%	495,297,140
Other assets less liabilities	3.3	17,115,143

NET ASSETS	100.0%	$512,412,283

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $3,375,016 representing 0.7% of net assets.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$129,255,913	$—	$129,255,913
Foreign Corporate Bonds & Notes	—	26,806,522	—	26,806,522
U.S. Government Agencies	—	48,962,188	—	48,962,188
U.S. Government Treasuries	—	266,620,503	—	266,620,503
Exchange-Traded Funds	18,850,014	—	—	18,850,014
Repurchase Agreements	—	4,802,000	—	4,802,000

Total Investments at Value	$18,850,014	$476,447,126	$—	$495,297,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.2%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	7,938	$252,032
Omnicom Group, Inc.	5,305	436,389

		688,421

Aerospace/Defense — 1.3%
Lockheed Martin Corp.	3,825	1,455,642
Northrop Grumman Corp.	2,107	746,805

		2,202,447

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,017	110,640
Hanesbrands, Inc.	5,707	120,189

		230,829

Applications Software — 1.9%
Intuit, Inc.	3,935	1,621,850
Microsoft Corp.	6,285	1,584,951

		3,206,801

Athletic Footwear — 0.8%
NIKE, Inc., Class B	9,694	1,285,618

Auto-Heavy Duty Trucks — 0.8%
Cummins, Inc.	3,752	945,654
PACCAR, Inc.	5,403	485,622

		1,431,276

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,168	89,907
Gentex Corp.	6,721	236,445

		326,352

Banks-Super Regional — 0.5%
Wells Fargo & Co.	20,705	932,760

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	27,016	1,458,323
Monster Beverage Corp.†	8,537	828,516
PepsiCo, Inc.	9,599	1,383,792

		3,670,631

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,207	86,120
Brown-Forman Corp., Class B	2,458	187,496

		273,616

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	94	114,350

Building & Construction Products-Misc. — 0.1%
Trex Co., Inc.†	1,204	130,020

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	571	191,479

Building-Maintenance & Services — 0.1%
Rollins, Inc.	5,878	219,132

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	4,326	425,203
NVR, Inc.†	79	396,430
PulteGroup, Inc.	4,404	260,364

		1,081,997

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	27,554	1,547,157

Chemicals-Diversified — 0.9%
Celanese Corp.	1,914	299,828
Eastman Chemical Co.	2,611	301,283
Huntsman Corp.	2,016	57,799
LyondellBasell Industries NV, Class A	7,807	809,898

		1,468,808

Chemicals-Specialty — 0.1%
NewMarket Corp.	187	64,812
Valvoline, Inc.	2,916	91,563

		156,375

Commercial Services — 0.4%
Cintas Corp.	1,994	688,209

Commercial Services-Finance — 2.6%
Automatic Data Processing, Inc.	7,957	1,487,880
H&R Block, Inc.	5,632	125,368
MarketAxess Holdings, Inc.	939	458,664
Moody’s Corp.	2,890	944,192
Morningstar, Inc.	459	121,640
S&P Global, Inc.	3,429	1,338,647

		4,476,391

Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,320	172,709
Cadence Design Systems, Inc.†	5,085	670,050

		842,759

Computer Data Security — 0.2%
Fortinet, Inc.†	1,281	261,619

Computer Services — 2.6%
Accenture PLC, Class A	5,601	1,624,122
Amdocs, Ltd.	3,325	255,161
Cognizant Technology Solutions Corp., Class A	11,014	885,526
International Business Machines Corp.	11,313	1,605,088

		4,369,897

Computer Software — 0.3%
Akamai Technologies, Inc.†	1,577	171,420
Citrix Systems, Inc.	2,250	278,662

		450,082

Computers — 1.8%
Apple, Inc.	11,366	1,494,174
Dell Technologies, Inc., Class C†	1,524	149,855
HP, Inc.	39,900	1,360,989

		3,005,018

Computers-Memory Devices — 0.2%
NetApp, Inc.	5,509	411,467

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	2,346	194,601
FTI Consulting, Inc.†	331	45,959
Verisk Analytics, Inc.	1,542	290,204

		530,764

Consumer Products-Misc. — 0.4%
Clorox Co.	3,654	666,855

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	2,079	306,964
Sonoco Products Co.	2,361	154,551

		461,515

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	16,113	1,300,319
Estee Lauder Cos., Inc., Class A	5,504	1,727,155
Procter & Gamble Co.	9,974	1,330,731

		4,358,205

Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	2,958	469,227
Fair Isaac Corp.†	270	140,781
Jack Henry & Associates, Inc.	1,971	320,938
Paychex, Inc.	8,624	840,754

		1,771,700

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	881	524,662

Diagnostic Equipment — 0.6%
Thermo Fisher Scientific, Inc.	2,213	1,040,619

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	586	321,708
Quidel Corp.†	222	23,264

		344,972

Distribution/Wholesale — 1.5%
Copart, Inc.†	5,043	627,904
Fastenal Co.	15,450	807,726
Pool Corp.	996	420,830
Watsco, Inc.	744	217,888
WW Grainger, Inc.	1,167	505,941

		2,580,289

Diversified Manufacturing Operations — 2.1%
3M Co.	7,966	1,570,417
A.O. Smith Corp.	1,346	91,191
Eaton Corp. PLC	2,213	316,304
Illinois Tool Works, Inc.	5,669	1,306,478
Trane Technologies PLC	1,337	232,411

		3,516,801

E-Commerce/Products — 0.1%
eBay, Inc.	3,746	208,989

E-Commerce/Services — 0.2%
Match Group, Inc.†	2,112	328,691

Electric Products-Misc. — 0.8%
Emerson Electric Co.	14,245	1,289,030

Electric-Distribution — 0.3%
Consolidated Edison, Inc.	7,479	578,949

Electric-Integrated — 4.6%
Alliant Energy Corp.	5,338	299,835
Ameren Corp.	4,489	380,847
American Electric Power Co., Inc.	6,218	551,599
Dominion Energy, Inc.	13,139	1,049,806
Evergy, Inc.	4,098	262,149
Eversource Energy	6,918	596,470
Hawaiian Electric Industries, Inc.	2,476	106,617
NextEra Energy, Inc.	18,644	1,445,096
PPL Corp.	13,958	406,597
Public Service Enterprise Group, Inc.	12,195	770,236
Southern Co.	18,926	1,252,333
WEC Energy Group, Inc.	3,047	296,077
Xcel Energy, Inc.	6,802	484,983

		7,902,645

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	3,625	497,495
Hubbell, Inc.	297	57,027

		554,522

Electronic Components-Semiconductors — 3.9%
Intel Corp.	29,006	1,668,715
Monolithic Power Systems, Inc.	459	165,873
NVIDIA Corp.	2,545	1,527,967
Skyworks Solutions, Inc.	4,705	853,158
Texas Instruments, Inc.	8,582	1,549,137
Xilinx, Inc.	6,480	829,181

		6,594,031

Electronic Forms — 0.9%
Adobe, Inc.†	2,890	1,469,103

Electronic Security Devices — 0.1%
Allegion PLC	1,196	160,718

Enterprise Software/Service — 1.1%
Oracle Corp.	18,045	1,367,631
Tyler Technologies, Inc.†	390	165,695
Veeva Systems, Inc., Class A†	1,402	395,995

		1,929,321

Entertainment Software — 0.7%
Activision Blizzard, Inc.	7,575	690,764
Electronic Arts, Inc.	3,002	426,524

		1,117,288

Finance-Auto Loans — 0.0%
Santander Consumer USA Holdings, Inc.	2,093	71,036

Finance-Credit Card — 1.9%
Mastercard, Inc., Class A	4,143	1,582,874
Visa, Inc., Class A	6,585	1,537,993
Western Union Co.	2,492	64,194

		3,185,061

Finance-Investment Banker/Broker — 0.1%
Evercore, Inc., Class A	385	53,950
Jefferies Financial Group, Inc.	2,203	71,620
Lazard, Ltd., Class A	2,667	119,988

		245,558

Finance-Other Services — 0.1%
SEI Investments Co.	2,533	155,628

Food-Baking — 0.1%
Flowers Foods, Inc.	4,597	110,144

Food-Confectionery — 0.6%
Hershey Co.	4,192	688,746
J.M. Smucker Co.	2,251	294,858

		983,604

Food-Meat Products — 0.5%
Hormel Foods Corp.	7,213	333,241
Tyson Foods, Inc., Class A	6,851	530,610

		863,851

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	1,904	90,916
General Mills, Inc.	15,506	943,695
Ingredion, Inc.	1,555	145,253
Kellogg Co.	4,676	291,876

		1,471,740

Food-Retail — 0.3%
Kroger Co.	14,542	531,365
Sprouts Farmers Market, Inc.†	2,409	61,694

		593,059

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,685	278,139

Gold Mining — 0.3%
Newmont Corp.	7,690	479,933

Human Resources — 0.2%
Robert Half International, Inc.	3,299	289,025

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	2,951	779,831

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	3,806	1,097,955

Instruments-Controls — 1.4%
Honeywell International, Inc.	6,698	1,493,922
Mettler-Toledo International, Inc.†	616	809,005

		2,302,927

Instruments-Scientific — 0.1%
Waters Corp.†	721	216,206

Insurance-Life/Health — 0.0%
American National Group, Inc.	188	21,310

Insurance-Property/Casualty — 0.4%
Erie Indemnity Co., Class A	268	57,357
Progressive Corp.	5,848	589,128

		646,485

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	5,012	1,629,301

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,551	289,665

Investment Management/Advisor Services — 0.4%
Invesco, Ltd.	7,514	202,878
T. Rowe Price Group, Inc.	3,158	565,914

		768,792

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	566	72,476

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	941	62,972

Machinery-Farming — 0.2%
Toro Co.	2,779	318,473

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	3,899	303,615

Machinery-Pumps — 0.2%
Graco, Inc.	4,025	309,120

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	1,060	13,483

Medical Information Systems — 0.3%
Cerner Corp.	6,769	508,013

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	736	97,064

Medical Products — 0.2%
ABIOMED, Inc.†	440	141,121
West Pharmaceutical Services, Inc.	788	258,874

		399,995

Medical-Biomedical/Gene — 3.1%
Amgen, Inc.	6,202	1,486,247
Bio-Rad Laboratories, Inc., Class A†	122	76,876
Biogen, Inc.†	3,913	1,046,062
Exelixis, Inc.†	6,427	158,233
Gilead Sciences, Inc.	19,598	1,243,885
Regeneron Pharmaceuticals, Inc.†	1,388	668,044
Vertex Pharmaceuticals, Inc.†	2,688	586,522

		5,265,869

Medical-Drugs — 5.8%
AbbVie, Inc.	13,193	1,471,019
Bristol-Myers Squibb Co.	22,347	1,394,900
Eli Lilly & Co.	9,551	1,745,636
Horizon Therapeutics PLC†	1,966	186,023
Johnson & Johnson	9,561	1,555,862
Merck & Co., Inc.	17,092	1,273,354
Pfizer, Inc.	36,045	1,393,139
Zoetis, Inc.	4,685	810,646

		9,830,579

Medical-HMO — 1.3%
Humana, Inc.	1,293	575,695
UnitedHealth Group, Inc.	4,101	1,635,479

		2,211,174

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	352	167,767

Medical-Wholesale Drug Distribution — 0.0%
Premier, Inc., Class A	1,229	43,445

Metal-Copper — 0.0%
Southern Copper Corp.	450	31,235

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,196	63,221

Multimedia — 0.2%
FactSet Research Systems, Inc.	990	332,858

Networking Products — 1.1%
Arista Networks, Inc.†	588	185,320
Cisco Systems, Inc.	32,240	1,641,338

		1,826,658

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,701	41,062

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	844	180,759

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	7,524	125,425

Paper & Related Products — 0.1%
International Paper Co.	2,295	133,110

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	546	176,877

Real Estate Investment Trusts — 2.3%
CoreSite Realty Corp.	394	47,867
EPR Properties	1,838	87,691
Extra Space Storage, Inc.	694	103,191
Gaming and Leisure Properties, Inc.	48	2,232
Kimco Realty Corp.	8,814	185,094
National Retail Properties, Inc.	4,265	197,981
Omega Healthcare Investors, Inc.	1,272	48,336
Public Storage	4,338	1,219,672
Realty Income Corp.	7,781	538,056
Simon Property Group, Inc.	6,623	806,284
Spirit Realty Capital, Inc.	2,593	123,271
STORE Capital Corp.	4,956	177,375
VICI Properties, Inc.	3,103	98,365
WP Carey, Inc.	3,557	266,384

		3,901,799

Respiratory Products — 0.4%
ResMed, Inc.	3,493	656,579

Retail-Apparel/Shoe — 1.4%
Foot Locker, Inc.	3,010	177,530
Lululemon Athletica, Inc.†	2,812	942,779
Ross Stores, Inc.	9,373	1,227,301

		2,347,610

Retail-Auto Parts — 1.0%
AutoZone, Inc.†	492	720,347
O’Reilly Automotive, Inc.†	1,832	1,012,876

		1,733,223

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,061	95,660

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	6,065	705,178

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	833	185,084

Retail-Discount — 3.2%
Costco Wholesale Corp.	3,608	1,342,501
Dollar General Corp.	5,879	1,262,515
Target Corp.	7,571	1,569,166
Walmart, Inc.	8,965	1,254,293

		5,428,475

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	16,067	853,158

Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,039	573,155

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,111	360,453

Retail-Major Department Stores — 0.9%
TJX Cos., Inc.	21,718	1,541,978

Retail-Restaurants — 1.8%
Domino’s Pizza, Inc.	1,081	456,550
McDonald’s Corp.	6,401	1,511,148
Yum! Brands, Inc.	8,479	1,013,410

		2,981,108

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	2,473	44,835

Schools — 0.0%
Grand Canyon Education, Inc.†	458	49,597

Semiconductor Components-Integrated Circuits — 1.2%
Cirrus Logic, Inc.†	546	40,628
Maxim Integrated Products, Inc.	6,887	647,378
QUALCOMM, Inc.	9,348	1,297,502

		1,985,508

Semiconductor Equipment — 3.2%
Applied Materials, Inc.	16,548	2,196,085
KLA Corp.	3,802	1,198,961
Lam Research Corp.	3,015	1,870,657
Teradyne, Inc.	928	116,074

		5,381,777

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	970	205,950

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,196	531,245

Software Tools — 0.1%
VMware, Inc., Class A†	713	114,672

Steel-Producers — 0.4%
Nucor Corp.	4,818	396,329
Reliance Steel & Aluminum Co.	865	138,668
Steel Dynamics, Inc.	3,757	203,704

		738,701

Telephone-Integrated — 1.7%
AT&T, Inc.	48,291	1,516,820
Lumen Technologies, Inc.	6,195	79,482
Verizon Communications, Inc.	23,046	1,331,829

		2,928,131

Tobacco — 1.9%
Altria Group, Inc.	31,837	1,520,217
Philip Morris International, Inc.	18,497	1,757,215

		3,277,432

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,035	245,916

Transport-Rail — 0.9%
Union Pacific Corp.	6,750	1,499,108

Transport-Services — 1.5%
C.H. Robinson Worldwide, Inc.	3,546	344,246
Expeditors International of Washington, Inc.	4,303	472,727
United Parcel Service, Inc., Class B	8,129	1,657,178

		2,474,151

Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	2,138	364,978
Landstar System, Inc.	947	163,149
Old Dominion Freight Line, Inc.	1,453	374,598
Schneider National, Inc., Class B	582	14,102

		916,827

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	394	927,279
Alphabet, Inc., Class C†	384	925,486

		1,852,765

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	3,934	740,772

Total Long-Term Investment Securities (cost $121,680,139)		154,938,527

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.00% due 05/03/2021 (cost $650,000)	$650,000	650,000

TOTAL INVESTMENTS (cost $122,330,139)	91.6%	155,588,527
Other assets less liabilities	8.4	14,309,580

NET ASSETS	100.0%	$169,898,107

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$154,938,527	$—	$—	$154,938,527
Short-Term Investment Securities	—	650,000	—	650,000

Total Investments at Value	$154,938,527	$650,000	$—	$155,588,527

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.6%
Aerospace/Defense-Equipment — 1.4%
Meggitt PLC†	825,490	$5,310,622

Apparel Manufacturers — 0.5%
Carter’s, Inc.†	19,534	2,125,104

Auto-Heavy Duty Trucks — 0.5%
REV Group, Inc.	101,664	1,854,351

Auto/Truck Parts & Equipment-Original — 0.8%
Meritor, Inc.†	122,713	3,316,932

Banks-Commercial — 13.5%
Atlantic Union Bankshares Corp.	123,767	4,786,070
Bryn Mawr Bank Corp.	89,852	4,129,598
Camden National Corp.	4,155	198,276
Columbia Banking System, Inc.	156,954	6,832,208
First Horizon Corp.	475,587	8,698,486
First of Long Island Corp.	167,322	3,562,285
German American Bancorp, Inc.	57,258	2,480,989
Glacier Bancorp, Inc.	18,107	1,067,408
Lakeland Financial Corp.	38,747	2,527,467
Peoples Bancorp, Inc.	82,200	2,747,946
South State Corp.	71,589	6,036,384
TriCo Bancshares	90,685	4,196,902
TrustCo Bank Corp.	216,856	1,586,302
Washington Trust Bancorp, Inc.	78,338	3,999,155

		52,849,476

Building & Construction Products-Misc. — 1.7%
Summit Materials, Inc., Class A†	234,212	6,742,963

Building & Construction-Misc. — 1.8%
WillScot Mobile Mini Holdings Corp.†	238,349	6,976,475

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.	119,681	4,204,394
Masonite International Corp.†	6,514	822,653

		5,027,047

Building Products-Wood — 1.7%
UFP Industries, Inc.	78,580	6,603,863

Building-Heavy Construction — 0.7%
Great Lakes Dredge & Dock Corp.†	180,724	2,837,367

Building-Mobile Home/Manufactured Housing — 1.5%
LCI Industries	5,722	838,273
Thor Industries, Inc.	35,154	4,977,455

		5,815,728

Chemicals-Specialty — 6.6%
Ashland Global Holdings, Inc.	90,369	7,790,712
Cabot Corp.	117,883	6,469,419
Elementis PLC†	1,163,829	2,405,064
Minerals Technologies, Inc.	117,208	9,158,633

		25,823,828

Computer Software — 0.9%
Software AG	79,615	3,451,925

Computers-Integrated Systems — 1.7%
NetScout Systems, Inc.†	250,042	6,549,850

Distribution/Wholesale — 2.4%
Avient Corp.	181,860	9,233,032

Electric-Integrated — 1.9%
Black Hills Corp.	69,120	4,767,898
IDACORP, Inc.	25,297	2,592,436

		7,360,334

Electronic Components-Misc. — 2.0%
Benchmark Electronics, Inc.	115,016	3,452,780
Knowles Corp.†	211,690	4,424,321

		7,877,101

Energy-Alternate Sources — 1.2%
Green Plains, Inc.†	154,731	4,610,984

Engineering/R&D Services — 0.4%
Stantec, Inc.	31,596	1,479,355

Enterprise Software/Service — 1.5%
ACI Worldwide, Inc.†	157,068	5,934,029

Finance-Other Services — 0.1%
Intertrust NV†*	28,981	536,866

Food-Meat Products — 0.1%
Maple Leaf Foods, Inc.	13,875	320,249

Food-Misc./Diversified — 1.8%
Glanbia PLC	487,831	7,198,579

Footwear & Related Apparel — 0.5%
Wolverine World Wide, Inc.	46,774	1,951,411

Gas-Distribution — 0.3%
Spire, Inc.	14,694	1,107,046

Hotels/Motels — 2.2%
Dalata Hotel Group PLC†	526,026	2,869,205
Hilton Grand Vacations, Inc.†	120,787	5,382,269
Wyndham Hotels & Resorts, Inc.	6,045	441,950

		8,693,424

Human Resources — 0.6%
Kforce, Inc.	44,811	2,511,208

Insurance-Life/Health — 2.0%
CNO Financial Group, Inc.	308,386	7,873,095

Insurance-Property/Casualty — 8.7%
Hanover Insurance Group, Inc.	81,752	11,307,119
Horace Mann Educators Corp.	196,733	7,888,993
Old Republic International Corp.	421,564	10,378,906
Selective Insurance Group, Inc.	60,554	4,610,582

		34,185,600

Machinery-Construction & Mining — 3.1%
Astec Industries, Inc.	55,011	4,126,375
Oshkosh Corp.	64,227	7,991,766

		12,118,141

Machinery-Electrical — 1.8%
Argan, Inc.	59,405	2,979,161
Regal Beloit Corp.	28,432	4,106,434

		7,085,595

Machinery-Material Handling — 1.3%
Columbus McKinnon Corp.	101,252	5,012,987

Machinery-Pumps — 1.7%
Mueller Water Products, Inc., Class A	464,643	6,672,273

Medical Products — 3.5%
Envista Holdings Corp.†	155,172	6,715,844
Integer Holdings Corp.†	75,295	7,068,695

		13,784,539

Metal Processors & Fabrication — 5.4%
Mueller Industries, Inc.	72,931	3,272,414
Rexnord Corp.	157,464	7,862,178
Timken Co.	121,552	10,194,566

		21,329,158

Metal-Aluminum — 0.3%
Kaiser Aluminum Corp.	10,805	1,301,678

Miscellaneous Manufacturing — 2.3%
Hillenbrand, Inc.	181,605	8,914,989

Oil Companies-Exploration & Production — 2.2%
Crescent Point Energy Corp.	2,234,574	8,817,218

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	331,326

Oil-Field Services — 0.4%
Hunting PLC	413,343	1,404,176

Paper & Related Products — 0.1%
Glatfelter Corp.	39,194	576,936

Real Estate Investment Trusts — 0.6%
Healthcare Realty Trust, Inc.	38,079	1,224,621
Highwoods Properties, Inc.	26,736	1,197,505

		2,422,126

Real Estate Operations & Development — 1.6%
McGrath RentCorp	77,549	6,357,467

Recreational Vehicles — 2.2%
BRP, Inc.	9,673	888,643
Brunswick Corp.	70,714	7,575,591

		8,464,234

Retail-Automobile — 1.5%
Group 1 Automotive, Inc.	34,664	5,690,442

Retail-Discount — 0.2%
BJ’s Wholesale Club Holdings, Inc.†	17,849	797,315

Retail-Misc./Diversified — 1.0%
Dufry AG†	58,499	3,849,493

Retail-Restaurants — 3.8%
Denny’s Corp.†	407,597	7,719,887
Jack in the Box, Inc.	60,579	7,308,857

		15,028,744

Transport-Equipment & Leasing — 2.2%
Greenbrier Cos., Inc.	184,163	8,699,860

Wire & Cable Products — 1.0%
Insteel Industries, Inc.	100,382	3,827,566

Total Long-Term Investment Securities (cost $281,144,587)		378,644,107

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc, Notes 0.00% due 05/03/2021 (cost $1,960,000)	1,960,000	1,960,000

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount $1,866,000 and collateralized by $1,866,000 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $1,903,414 (cost $1,866,000)	$1,866,000	1,866,000

TOTAL INVESTMENTS (cost $284,970,587)	97.6%	382,470,107
Other assets less liabilities	2.4	9,403,516

NET ASSETS	100.0%	$391,873,623

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $536,866 representing 0.1% of net assets.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$351,618,177	$27,025,930	**	$-	$378,644,107
U.S Corporate Bonds & Notes	-	1,960,000		-	1,960,000
Repurchase Agreements	-	1,866,000		-	1,866,000

Total Investments at Value	$351,618,177	$30,851,930		$-	$382,470,107

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 32.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	553,584	$18,528,458
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	289,315	4,521,998
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	129,846	2,029,498

Total Domestic Equity Investment Companies (cost $18,574,314)		25,079,954

Domestic Fixed Income Investment Companies — 37.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,294,547	14,265,906
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,340,852	14,320,299

Total Domestic Fixed Income Investment Companies (cost $28,548,273)		28,586,205

International Equity Investment Companies — 29.9%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	159,105	2,890,947
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,515,027	19,922,600

Total International Equity Investment Companies (cost $18,482,951)		22,813,547

TOTAL INVESTMENTS (cost $65,605,538)	100.1%	76,479,706
Liabilities in excess of other assets	(0.1)	(76,013)

NET ASSETS	100.0%	$76,403,693

@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$76,479,706	$—	$—	$76,479,706

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 41.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	617,712	$20,674,808
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	305,772	4,779,213
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	201,235	3,145,301

Total Domestic Equity Investment Companies (cost $21,151,981)		28,599,322

Domestic Fixed Income Investment Companies — 22.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	704,616	7,764,873
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	720,379	7,693,649

Total Domestic Fixed Income Investment Companies (cost $15,379,179)		15,458,522

International Equity Investment Companies — 36.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	215,445	3,914,633
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,604,585	21,100,297

Total International Equity Investment Companies (cost $20,479,401)		25,014,930

TOTAL INVESTMENTS (cost $57,010,561)	100.1%	69,072,774
Liabilities in excess of other assets	(0.1)	(73,124)

NET ASSETS	100.0%	$68,999,650

@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$69,072,774	$—	$—	$69,072,774

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 48.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,593,805	$86,814,653
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,452,307	22,699,554
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	892,792	13,954,340

Total Domestic Equity Investment Companies (cost $91,218,576)		123,468,547

Domestic Fixed Income Investment Companies — 7.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	910,715	10,036,076
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	927,986	9,910,891

Total Domestic Fixed Income Investment Companies (cost $20,103,746)		19,946,967

International Equity Investment Companies — 43.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	782,300	14,214,389
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,341,692	96,543,250

Total International Equity Investment Companies (cost $91,799,468)		110,757,639

TOTAL INVESTMENTS (cost $203,121,790)	100.1%	254,173,153
Liabilities in excess of other assets	(0.1)	(135,714)

NET ASSETS	100.0%	$254,037,439

@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$254,173,153	$—	$—	$254,173,153

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description		Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 5.3%
Cayman Islands — 2.1%
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 1.42% (3 ML+1.24%) due 04/15/2033*(1)		$2,600,000	$2,612,592
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 1.64% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,230,383
Marble Point CLO XIX, Ltd. FRS Series 2020-3A, Class D 3.92% (3 ML+3.90%) due 01/19/2034*(1)		400,000	396,454
Recette, Ltd. FRS Series 2015-1A, Class ARR 1.27% (3 ML+1.08%) due 04/20/2034*(1)		3,050,000	3,050,165
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 1.46% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,202,330

			8,491,924

United Kingdom — 0.7%
Harben Finance PLC FRS Series 2017-1X, Class A 0.86% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	540,614	747,835
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.90% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	422,357	584,238
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.25% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,183,387	1,641,716

			2,973,789

United States — 2.5%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	314,160
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)		200,000	175,049
BANK Series 2018-BN14, Class D 3.00% due 09/15/2060*(3)		175,000	153,816
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)		300,000	265,817
BANK Series 2019-BN19, Class D 3.00% due 08/15/2061*(3)		100,000	93,131
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.66% due 02/15/2050*(3)(4)		150,000	138,976
Benchmark Mtg. Trust Series 2019-B13, Class D 2.50% due 08/15/2057*(3)		250,000	217,004
Benchmark Mtg. Trust VRS Series 2018-B6, Class D 3.27% due 10/10/2051*(3)(4)		250,000	238,495
Citigroup Commercial Mtg. Trust Series 2017-P7, Class D 3.25% due 04/14/2050*(3)		125,000	107,578
Citigroup Commercial Mtg. Trust VRS Series 2016-GC36, Class C 4.91% due 02/10/2049(3)(4)		200,000	209,594
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)		250,000	233,151
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.53% (1 ML+0.42%) due 03/20/2046(2)		171,791	145,163
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.65% (1 ML+0.54%) due 02/25/2036(2)		310,296	270,249
Higher Education Funding I FRS Series 2014-1, Class A 1.24% (3 ML+1.05%) due 05/25/2034*		1,209,691	1,215,981
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.34% (1 ML+0.23%) due 04/25/2037		556,812	534,550
JPMorgan Mtg. Trust VRS Series 2021-6, Class A3 2.50% due 10/25/2051*(2)(4)		605,000	616,013
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.35% (1 ML+0.24%) due 06/25/2047(2)		264,998	243,247
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.95% due 07/25/2059*(4)		225,697	234,646
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.06% due 10/15/2048*(3)		200,000	194,107
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.55% (6 ML+0.66%) due 11/20/2034(2)		19,375	19,238
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.24% (3 ML+0.06%) due 07/25/2022		1,479,855	1,426,288
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.29% (3 ML+0.11%) due 12/15/2032*		1,195,731	1,148,013
SLM Student Loan Trust FRS Series 2008-2, Class A3 0.93% (3 ML+0.75%) due 04/25/2023		235,682	232,759

SLM Student Loan Trust FRS Series 2008-4, Class A4 1.83% (3 ML+1.65%) due 07/25/2022		494,355	499,005
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.88% (3 ML+1.70%) due 07/25/2023		588,606	595,942
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.13% (12 MTA+0.99%) due 06/25/2046(2)		239,344	209,232
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.09% due 12/28/2037(2)(4)		171,592	169,500
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class D 3.00% due 07/15/2050*(3)		200,000	181,644
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)		150,000	137,366
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class D 3.40% due 03/15/2050*(3)		200,000	187,777
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)		92,634	94,227

			10,501,718

Total Asset Backed Securities (cost $21,187,057)			21,967,431

CORPORATE BONDS & NOTES — 15.5%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	414,548
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*		475,000	458,223
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*		225,000	221,851
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		240,000	262,543
Westpac Banking Corp. Sub. Notes 2.67% due 11/15/2035		525,000	503,234

			1,860,399

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	280,700

Brazil — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030		200,000	205,372

British Virgin Islands — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	199,225

Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		260,000	253,500
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	209,500

			463,000

Cayman Islands — 0.4%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	264,656
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*		455,000	438,092
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	800,989

			1,503,737

France — 3.5%
BNP Paribas SA Sub. Notes 2.63% due 10/14/2027	EUR	100,000	124,475
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,207,037
BPCE SA Senior Notes 1.65% due 10/06/2026*		525,000	524,942
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,399,672
CNP Assurances Sub. Notes 0.38% due 03/08/2028	EUR	200,000	235,172
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*		650,000	638,481
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	254,690
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,810,567

La Mondiale SAM Sub. Notes 0.75% due 04/20/2026	EUR	300,000	365,315
Societe Generale SA Senior Notes 1.49% due 12/14/2026*		550,000	543,892
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	275,000	339,076

			14,443,319

Free of Tax — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 3.00% due 09/01/2029*	EUR	100,000	120,349

Germany — 0.6%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	402,259
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	250,563
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026		150,000	151,873
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	307,786
Deutsche Bank AG Sub. Notes 3.73% due 01/14/2032		325,000	321,742
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	856,680

			2,290,903

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	426,089

Ireland — 0.2%
AIB Group PLC Sub. Notes 2.88% due 05/30/2031	EUR	375,000	484,067
Bank of Ireland Group PLC Senior Notes 0.38% due 05/10/2027	EUR	375,000	448,342

			932,409

Isle of Man — 0.0%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		200,000	204,500

Italy — 0.2%
Aeroporti di Roma SpA Senior Notes 1.63% due 02/02/2029	EUR	250,000	306,197
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	454,495

			760,692

Jersey — 0.0%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		200,000	193,759

Luxembourg — 0.6%
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	436,525
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	376,493
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	375,275
Grand City Properties SA Senior Notes 0.13% due 01/11/2028	EUR	400,000	466,567
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	452,481
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	420,617

			2,527,958

Mexico — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.20% due 09/17/2030*		200,000	217,640
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	217,350
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	203,000
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	203,000

			840,990

Netherlands — 0.9%
ABN AMRO Bank NV Sub. Notes 2.88% due 01/18/2028	EUR	300,000	376,945
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	409,247

Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	588,426
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	210,160
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	937,945
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	208,967
WPC Eurobond BV Company Guar. Notes 0.95% due 06/01/2030	EUR	175,000	206,920
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	871,803

			3,810,413

Norway — 0.0%
Adevinta ASA Senior Sec. Notes 3.00% due 11/15/2027	EUR	125,000	155,090

Spain — 0.8%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	633,495
Banco Santander SA Senior Notes 3.49% due 05/28/2030		400,000	423,505
CaixaBank SA Senior Notes 0.38% due 11/18/2026	EUR	500,000	599,420
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	497,328
Cellnex Finance Co SA Company Guar. Notes 1.25% due 01/15/2029	EUR	200,000	234,922
Cellnex Finance Co SA Company Guar. Notes 2.00% due 02/15/2033	EUR	200,000	235,463
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	664,352

			3,288,485

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	422,860
CANPACK SA /Eastern PA Land Investment Holding LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	244,778
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,070,745

			1,738,383

Sweden — 0.0%
Verisure Holding AB Senior Sec. Notes 3.25% due 02/15/2027*	EUR	150,000	180,908

Switzerland — 0.1%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	266,585

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	212,000

United Kingdom — 1.0%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,095,258
Bellis Acquisition Co. PLC Senior Sec. Notes 3.25% due 02/16/2026*	GBP	100,000	138,461
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	227,424
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	843,068
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	220,554
Pinewood Finance Co., Ltd. Senior Sec. Notes 3.25% due 09/30/2025*	GBP	175,000	245,913
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025		400,000	400,863
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		200,000	200,661
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*		700,000	686,782

			4,058,984

United States — 5.7%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024		750,000	794,049
Air Lease Corp. Senior Notes 2.88% due 01/15/2026		350,000	364,423

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*		24,000	26,400
Albertsons Cos,. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*		329,000	315,840
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*		200,000	193,000
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025		28,000	29,015
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	608,526
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		200,000	238,679
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025		300,000	334,481
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	239,425
Aviation Capital Group LLC Senior Notes 1.95% due 01/30/2026*		75,000	73,492
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*		280,000	272,084
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,079,760
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	539,036
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	26,585
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	725,191
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024		950,000	1,022,918
Boeing Co. Senior Notes 3.25% due 02/01/2035		50,000	49,245
Boeing Co. Senior Notes 3.38% due 06/15/2046		25,000	23,042
Boeing Co. Senior Notes 5.15% due 05/01/2030		425,000	494,050
Boeing Co. Senior Bonds 5.81% due 05/01/2050		25,000	32,060
Booking Holdings, Inc. Senior Notes 0.10% due 03/08/2025	EUR	175,000	211,049
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*		500,000	506,583
Broadcom, Inc. Company Guar. Notes 3.46% due 09/15/2026		364,000	394,611
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*		95,000	90,711
Calpine Corp. Senior Notes 5.00% due 02/01/2031*		275,000	270,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*		350,000	349,563
Centene Corp. Senior Notes 3.00% due 10/15/2030		350,000	347,242
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		143,000	159,903
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*		290,000	308,073
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025		400,000	452,000
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026		800,000	857,808
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*		125,000	143,529
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*		150,000	177,510
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		475,000	566,395
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*		75,000	94,202
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	442,655
Elanco Animal Health, Inc. Senior Notes 5.27% due 08/28/2023		350,000	375,375

EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	968,193
Ford Motor Credit Co. LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	417,193
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030		350,000	386,312
Glencore Funding LLC Company Guar. Notes 1.63% due 04/27/2026*		375,000	372,562
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026		75,000	74,157
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		350,000	390,050
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	379,826
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		200,000	223,688
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045		150,000	198,271
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		26,000	27,170
IQVIA, Inc. Company Guar. Notes 2.25% due 03/15/2029*	EUR	225,000	271,521
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	29,190
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		350,000	359,501
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049		200,000	229,230
Kraft Heinz Foods Co. Company Guar. Notes 5.50% due 06/01/2050		121,000	150,153
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*		28,000	30,310
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	274,336
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.69% due 06/05/2028	GBP	450,000	654,189
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	317,574
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021		4,000	3,960
Nutrition & Biosciences, Inc. Company Guar. Notes 1.23% due 10/01/2025*		300,000	297,824
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		150,000	161,063
ONE Gas, Inc. Senior Notes 1.10% due 03/11/2024		400,000	400,228
Phillips 66 Company Guar. Notes 1.30% due 02/15/2026		50,000	49,719
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025		150,000	164,452
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026		25,000	24,642
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	745,612
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		26,000	27,358
Spirit Realty LP Company Guar. Notes 2.10% due 03/15/2028		175,000	172,325
Sprint Communications, Inc. Company Guar. Notes 6.00% due 11/15/2022		26,000	27,749
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*		250,000	271,095
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*		450,000	495,684
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028		100,000	106,875
Teledyne Technologies, Inc. Senior Notes 0.95% due 04/01/2024		400,000	400,080
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	338,485
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032		175,000	180,659
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	735,857

			23,586,478

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		390,000	16,965

Total Corporate Bonds & Notes (cost $61,550,984)			64,567,692

FOREIGN GOVERNMENT OBLIGATIONS — 47.9%
Australia — 0.4%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	646,931
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,092,367

			1,739,298

Austria — 0.4%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,714,826

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,662,541
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	835,933
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,483,935
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	1,029,538
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	600,000	1,206,560

			7,218,507

Canada — 1.4%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,397,937
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	3,145,755
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	437,064
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	1,024,046

			6,004,802

Colombia — 0.0%
Republic of Colombia Senior Notes 4.13% due 05/15/2051		200,000	188,422

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,335,200

Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	155,625
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	149,625

			305,250

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	598,989

France — 6.0%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	8,340,561
Government of France Bonds 0.01% due 11/25/2030	EUR	6,710,000	8,016,369
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,657,621
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,757,747
Government of France Bonds 4.50% due 04/25/2041	EUR	2,450,000	5,108,902

			24,881,200

Germany — 2.0%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	239,090
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	6,370,000	8,004,946

			8,244,036

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	218,696

Ireland — 0.1%
Republic of Ireland Senior Notes 0.20% due 10/18/2030	EUR	320,000	388,374

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	336,498

Italy — 7.9%
Republic of Italy Senior Notes 0.01% due 01/15/2024	EUR	2,280,000	2,754,670
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	3,136,292
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	9,196,518
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	784,210
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	5,243,878
Republic of Italy Senior Notes 3.75% due 08/01/2021*	EUR	1,300,000	1,579,298
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,337,674
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	1,040,000	1,865,097

			32,897,637

Japan — 18.0%
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,105,400,000	10,356,715
Government of Japan Bonds 0.01% due 04/01/2023	JPY	2,552,000,000	23,409,562
Government of Japan Bonds 0.10% due 07/01/2022	JPY	5,450,000	50,000
Government of Japan Bonds 0.10% due 10/01/2022	JPY	48,500,000	445,216
Government of Japan Bonds 0.10% due 03/01/2023	JPY	611,950,000	5,623,176
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,609,198
Government of Japan Bonds 0.10% due 06/20/2030	JPY	119,850,000	1,101,032
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	747,541
Government of Japan Bonds 0.40% due 06/20/2040	JPY	1,700,000	15,407
Government of Japan Bonds 0.40% due 12/20/2049	JPY	13,650,000	117,082
Government of Japan Bonds 0.50% due 03/20/2041	JPY	677,700,000	6,246,262
Government of Japan Bonds 0.50% due 03/20/2049	JPY	32,850,000	291,322
Government of Japan Bonds 0.50% due 03/20/2060	JPY	317,300,000	2,719,304
Government of Japan Bonds 0.70% due 03/20/2051	JPY	485,350,000	4,485,435
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	5,104,508
Government of Japan Bonds 2.00% due 09/20/2041	JPY	421,000,000	4,986,475
Government of Japan CPI Linked Bonds 0.10% due 03/10/2029(7)	JPY	741,188,862	6,861,880

			75,170,115

Mexico — 0.1%
United Mexican States Senior Notes 2.66% due 05/24/2031		210,000	201,861
United Mexican States Senior Notes 3.77% due 05/24/2061		220,000	195,725

			397,586

Peru — 0.0%
Republic of Peru Senior Notes 3.23% due 07/28/2121		30,000	25,272

Romania — 0.2%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	84,578
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	132,155
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	12,546
Government of Romania Senior Notes 3.38% due 01/28/2050	EUR	30,000	37,637
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	415,625
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	149,045

			831,586

Spain — 3.6%
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	900,000	1,165,557
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	6,335,815
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	716,117
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,570,000	3,148,759
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,189,378
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,600,366

			15,155,992

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	573,983
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	877,021

			1,451,004

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	385,567

United Arab Emirates — 0.1%
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		400,000	443,048

United Kingdom — 4.8%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	170,000	267,443
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,960,524
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,039,395
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	2,585,921
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,802,593
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,324,575

			19,980,451

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	23,460

Total Foreign Government Obligations (cost $187,486,315)			199,935,816

U.S. GOVERNMENT AGENCIES — 5.3%
United States — 5.3%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,375,659
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		301,455	348,565
5.00% due 11/01/2038		61,169	70,691
5.00% due 01/01/2039		19,366	22,379
5.00% due 09/01/2039		44,528	51,446
5.00% due 05/01/2041		257,002	296,388
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-HQA5, Class B1 4.01% (SOFR30A+4.00%) due 11/25/2050*(2)		119,000	123,767
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA1, Class M2 1.81% (1 ML+1.70%) due 01/25/2050*(2)		900,706	904,290
Series 2020-DNA2, Class B1 2.61% (1 ML+2.50%) due 02/25/2050*(2)		195,000	193,780
Series 2021-HQA1, Class B1 3.02% (SOFR30A+3.00%) due 08/25/2033*(2)		620,000	608,362
Series 2020-DNA6, Class B1 3.02% (SOFR30A+3.00%) due 12/25/2050*(2)		435,000	431,650
Series 2020-DNA3, Class M2 3.11% (1 ML+3.00%) due 06/25/2050*(2)		101,503	102,528
Series 2020-HQA4, Class M2 3.26% (1 ML+3.15%) due 09/25/2050*(2)		415,000	419,673
Series 2020-DNA4, Class M2 3.86% (1 ML+3.75%) due 08/25/2050*(2)		120,395	122,063
Series 2020-DNA5, Class B1 4.81% (SOFR30A+ 4.80%) due 10/25/2050*(2)		534,000	565,442
Series 2020-DNA3, Class B1 5.21% (1 ML+5.10%) due 06/25/2050*(2)		535,000	558,351
Series 2020-DNA4, Class B1 6.11% (1 ML+6.00%) due 08/25/2050*(2)		563,000	600,405
Federal National Mtg. Assoc. 4.50% due 02/01/2040		7,860	8,572
4.50% due 08/01/2041		66,886	75,537
5.00% due 04/01/2048		3,443,392	3,820,895
6.00% due 10/01/2034		228,453	267,143
6.00% due 11/01/2034		19,029	21,417

6.00% due 02/01/2037		157,591	181,800
6.00% due 03/01/2037		18,295	21,754
6.00% due 10/01/2037		74,949	87,600
6.00% due 08/01/2038		45,228	53,561
6.00% due 06/01/2039		1,056	1,198
6.00% due 10/01/2040		78,586	93,223
6.00% due 04/01/2041		10,174	12,079
6.00% due 05/01/2041		70,857	83,977
6.00% due 10/01/2041		77,972	87,898
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 2.41% (1 ML+2.30%) due 08/25/2031*(2)		138,113	139,118
Series 2014-C02, Class 1M2 2.71% (1 ML+2.60%) due 05/25/2024(2)		280,738	280,738
Series 2014-C01, Class M2 4.51% (1 ML+4.40%) due 01/25/2024(2)		321,578	328,033
Series 2013-C01, Class M2 5.36% (1 ML+5.25%) due 10/25/2023(2)		59,383	61,888
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		239,772	292,076
Series 2012-111, Class B 7.00% due 10/25/2042(2)		64,645	78,166
Government National Mtg. Assoc. 4.50% due 02/20/2049		3,584,205	3,884,665
5.00% due 09/20/2049		3,141,772	3,449,866
Uniform Mtg. Backed Securities 5.00% due 05/13/2051		1,000,000	1,107,461

Total U.S. Government Agencies (cost $21,761,819)			22,234,104

U.S. GOVERNMENT TREASURIES — 11.3%
United States — 11.3%
United States Treasury Bonds
zero coupon due 02/15/2038 STRIPS(9)		350,000	240,016
zero coupon due 08/15/2038 STRIPS		670,000	452,682
2.00% due 02/15/2050(9)		1,100,000	1,029,961
2.75% due 11/15/2047(9)		2,390,000	2,609,301
3.63% due 02/15/2044(9)		21,620,000	27,079,050
United States Treasury Notes 0.38% due 12/31/2025(9)		290,000	284,528
0.75% due 03/31/2026		5,800,000	5,774,625
0.75% due 01/31/2028(9)		440,000	424,995
0.88% due 11/15/2030(9)		1,650,000	1,541,977
2.38% due 01/31/2023		5,000	5,194
2.63% due 03/31/2025		2,730,000	2,945,947
2.75% due 05/31/2023(9)		1,470,000	1,548,209
2.88% due 08/15/2028		2,980,000	3,296,276

Total U.S. Government Treasuries (cost $46,128,437)			47,232,761

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.1%
Austria — 0.1%
Erste Group Bank AG 6.50% due 04/15/2024(8)	EUR	200,000	270,807

Brazil — 0.1%
Banco do Brasil SA 6.25% due 04/15/2024(8)		240,000	237,300

France — 0.2%
Electricite de France SA 2.88% due 12/15/2026(8)	EUR	600,000	751,647

Germany — 0.3%
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	600,000	777,615
Deutsche Bank AG 6.00% due 10/30/2025(8)		400,000	417,500

			1,195,115

Ireland — 0.1%
AIB Group PLC 6.25% due 06/23/2025(8)	EUR	200,000	272,954

Italy — 0.4%
Enel SpA 1.38% due 06/08/2027(8)	EUR	700,000	831,055
Intesa Sanpaolo SpA 7.75% due 01/11/2027(8)	EUR	275,000	401,288
UniCredit SpA 7.50% due 06/03/2026(8)	EUR	450,000	641,100

			1,873,443

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 09/30/2041	EUR	300,000	388,308

Netherlands — 0.2%
ABN AMRO Bank NV 4.38% due 09/22/2025(8)	EUR	400,000	516,879
Telefonica Europe BV 2.38% due 02/12/2029(8)	EUR	500,000	582,725

			1,099,604

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.00% due 01/15/2026(8)	EUR	200,000	272,610
Banco Santander SA 4.38% due 01/14/2026(8)	EUR	600,000	747,246
CaixaBank SA 5.88% due 10/09/2027	EUR	200,000	275,015

			1,294,871

United Kingdom — 0.3%
BP Capital Markets PLC 3.25% due 03/22/2026(8)	EUR	200,000	257,882
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	200,000	261,766

Natwest Group PLC 5.13% due 05/12/2027(8)	GBP	550,000	810,849

			1,330,497

Total Preferred Securities/Capital Securities (cost $8,157,009)			8,714,546

OPTIONS - PURCHASED† — 0.2%
United States — 0.1%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(11)		29,600,000	152,075
Over the Counter Purchased Put Options on Currency Contracts(11)		51,825,000	97,402
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(11)		26,640,000	284,610

			534,087

Germany — 0.1%
Over the Counter Purchased Call Options on Currency Contracts(11)		44,722,000	112,978
Over the Counter Purchased Put Options on Currency Contracts(11)		1,128,000	3,275
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(11)		3,520,000	159,365

			275,618

Japan — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(11)		135,960,000	5,108

New Zealand — 0.0%
Over the Counter Purchased Call Options on Currency Contracts(11)		7,916,000	13,085

Australia — 0.0%
Over the Counter Purchased Call Options on Currency Contracts(11)		10,895,000	4,683

Total Options— Purchased (cost $933,125)			832,581

Total Long-Term Investment Securities (cost $347,204,746)			365,484,931

SHORT-TERM INVESTMENT SECURITIES — 11.5%
Foreign Government Obligations — 5.8%
Government of Japan zero coupon due 07/26/2021	JPY	1,830,750,000	16,755,468
Government of Japan zero coupon due 06/14/2021	JPY	806,700,000	7,382,154

			24,137,622

Registered Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01% due 12/31/2030(10)		23,608,432	23,608,432

Total Short-Term Investment Securities (cost $47,934,182)			47,746,054

TOTAL INVESTMENTS (cost $395,138,928)		99.1%	413,230,985
Other assets less liabilities		0.9	3,848,377

NET ASSETS		100.0%	$417,079,362

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $76,447,999 representing 18.3% of net assets.

†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA
5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$16,965	$4.35	0.00%
Foreign Government Obligations
Republic of Venezuela
9.25% due 05/07/2028	8/1/2017	230,000	93,621	23,460	10.20	0.01%

				$40,425		0.01%

(6)	Security in default of interest.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity—maturity date reflects the next call date.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(10)	The rate shown is the 7-day yield as of April 30, 2021.
(11)	Options—Purchased:

Over the Counter Purchased Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy Australian Dollar in exchange for U.S. Dollar at the strike price of 0.789 AUD per $1.298 USD	Bank of America, N.A.	May 2021	AUD 0.79	$10,895	$42,156	$4,683	$(37,473)
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.193 EUR per $0.831 USD	BNP Paribas SA	May 2021	EUR 1.19	5,950	23,270	59,166	35,896
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.2125 EUR per $0.831 USD	BNP Paribas SA	May 2021	EUR 1.21	17,648	68,997	19,881	(49,116)
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.215 EUR per $0.831 USD	HSBC Bank PLC	May 2021	EUR 1.22	11,762	50,319	20,391	(29,928)
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.224 EUR per $0.831 USD	UBS AG	June 2021	EUR 1.22	9,362	35,486	13,540	(21,946)
Call option to buy New Zealand Dollar in exchange for U.S. Dollar at the strike price of 0.726 NZD per $1.397 USD	UBS AG	May 2021	NZD 0.73	7,916	27,307	13,085	(14,222)

					$247,535	$130,746	$(116,789)

Over the Counter Purchased Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR maturing on 11/16/2027	JPMorgan Chase Bank, N.A.	November 2022	0.70	7,300	73,887	22,793	(51,094)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.83% versus USD-LIBOR maturing on 04/22/2025	Deutsche Bank AG	April 2022	0.83	22,300	161,023	129,282	(31,741)

					$234,910	$152,075	$(82,835)

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Put option to sell U.S. Dollar in exchange for Taiwan Dollar at the strike price of 27.90 TWD per $1 USD	Barclays Capital	May 2021	TWD 27.90	$1,417	$3,840	$6,173	$2,333
Put option to sell U.S. Dollar in exchange for Russian Ruble at the strike price of 72.35 RUB per $1 USD	Barclays Capital	September 2021	RUB 72.35	1,327	14,563	15,099	536
Put option to sell U.S. Dollar in exchange for Taiwan Dollar at the strike price of 27.80 TWD per $1 USD	BNP Paribas SA	May 2021	TWD 27.80	2,833	8,241	8,669	428
Put option to sell U.S. Dollar in exchange for Japanese Yen Dollar at the strike price of 108.30 JPY per $1 USD	BNP Paribas SA	May 2021	JPY 108.30	1,404	3,707	486	(3,221)
Put option to sell Euro Currency in exchange for Swedish Krona at the strike price of 10.175 EUR per 0.831 SEK	Citibank N.A.	May 2021	EUR 10.17	1,128	4,166	3,275	(891)
Put option to sell U.S. Dollar in exchange for Taiwan Dollar at the strike price of 28.15 TWD per $1 USD	Citibank N.A.	May 2021	TWD 28.15	1,327	4,497	10,624	6,127
Put option to sell U.S. Dollar in exchange for Taiwan Dollar at the strike price of 27.50 TWD per $1 USD	Citibank N.A.	May 2021	TWD 27.50	4,260	10,088	3,084	(7,004)
Put option to sell U.S. Dollar in exchange for Singapore Dollar at the strike price of 1.335 SGD per $1 USD	Deutsche Bank AG	May 2021	SGD 1.34	6,634	17,202	21,182	3,980
Put option to sell U.S. Dollar in exchange for Swedish Krona at the strike price of 8.265 SEK per $1 USD	Deutsche Bank AG	May 2021	SEK 8.27	7,100	32,355	8,761	(23,594)
Put option to sell U.S. Dollar in exchange for South Korean Won at the strike price of 1099 KRW per $1 USD	Deutsche Bank AG	May 2021	KRW 1099	7,100	20,845	7,114	(13,731)
Put option to sell U.S. Dollar in exchange for Japanese Yen at the strike price of 107.25 JPY per $1 USD	HSBC Bank PLC	May 2021	JPY 107.25	1,417	5,247	720	(4,527)
Put option to sell U.S. Dollar in exchange for Singapore Dollar at the strike price of 1.3215 SGD per $1 USD	JPMorgan Chase Bank, N.A.	May 2021	SGD 1.32	14,166	38,758	14,237	(24,521)
Put option to sell U.S. Dollar in exchange for Japanese Yen at the strike price of 106.40 JPY per $1 USD	Morgan Stanley Co., Inc.	May 2021	JPY 106.40	2,840	6,597	1,253	(5,344)

					$170,106	$100,677	$(69,429)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.58% versus EUR-EURIBOR maturing on 07/03/2051	Bank of America, N.A.	June 2021	0.58%	$490	$12,814	$12,139	$(675)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.43% versus EUR-EURIBOR maturing on 06/09/2051	Citibank N.A.	June 2021	0.43	480	18,763	23,969	5,206
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.47% versus EUR-EURIBOR maturing on 06/29/2051	Citibank N.A.	June 2021	0.47	490	14,631	22,563	7,932
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.93% versus USD-LIBOR-BBA maturing on 06/03/2026	Deutsche Bank AG	June 2021	0.93	13,300	90,063	66,122	(23,941)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.67% versus EUR-EURIBOR maturing on 07/10/2051	JPMorgan Chase Bank, N.A	July 2021	0.67	650	8,990	10,469	1,479
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.33% versus EUR-EURIBOR maturing on 06/05/2051	JPMorgan Chase Bank, N.A., London	June 2021	0.33	450	19,891	36,085	16,194
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.39% versus EUR-EURIBOR maturing on 06/05/2051	JPMorgan Chase Bank, N.A., London	June 2021	0.39	480	17,691	28,593	10,902
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.75% versus USD-LIBOR maturing on 08/12/2026	JPMorgan Chase Bank, N.A., London	August 2021	0.75	13,340	68,034	218,488	150,454
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.65% versus JPY-LIBOR maturing on 07/10/2051	Morgan Stanley Co., Inc.	July 2021	0.65	135,960	11,942	5,108	(6,834)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.42% versus EUR-EURIBOR maturing on 06/08/2051	UBS AG	June 2021	0.42	480	17,755	25,547	7,792

					$280,574	$449,083	$168,509

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

KRW —South Korean Won

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — U.S. Dollar

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

3 M SONIA — 3 Month Sterling Overnight Index Average

12 MTA — Federal Reserve 12-Month Treasury average Index

SOFR30A — Secured Overnight Financing Rate 30 Day Average

Over the Counter Written Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy Australian Dollar in exchange for New Zealand Dollar at the strike price of 1.095 AUD per 1.298 NZD	BNP Paribas SA	May 2021	AUD 1.10	$1,838	$3,189	$17	$3,172
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.39 EUR per $0.831 SEK	BNP Paribas SA	May 2021	EUR 10.39	1,128	3,587	4	3,583
Call option to buy U.S. Dollar in exchange for Japanese Yen at the strike price of 111.20 JPY per $1.00 USD	BNP Paribas SA	May 2021	JPY 111.20	1,404	3,805	101	3,704
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.39 EUR per $0.831 SEK	Citibank, N.A.	May 2021	EUR 10.39	1,128	3,900	4	3,896
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.2125 EUR per $0.831 USD	Deutsche Bank AG	May 2021	EUR 1.21	5,882	26,189	6,626	19,563
Call option to buy U.S. Dollar in exchange for Mexican Peso at the strike price of 20.75 MXN per $1.00 USD	Deutsche Bank AG	May 2021	MXN 20.75	1,420	5,767	7,542	(1,775)
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.193 EUR per $0.831 USD	HSBC Bank PLC	May 2021	EUR 1.19	5,950	44,477	59,166	(14,689)
Call option to buy U.S. Dollar in exchange for Japanese Yen at the strike price of 108.90 JPY per $1.00 USD	Morgan Stanley Co., Inc.	May 2021	JPY 108.90	2,840	6,299	22,092	(15,793)
Call option to buy Euro Currency in exchange for U.S. Dollar at the strike price of 1.2125 EUR per $0.831 USD	UBS AG	May 2021	EUR 1.21	11,764	57,263	13,252	44,011
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.28 EUR per $0.831 SEK	UBS AG	May 2021	EUR 10.28	1,178	3,388	2,099	1,289

					$157,864	$110,903	$46,961

Over the Counter Written Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.63% versus USD-LIBOR maturing 04/22/2025	Deutsche Bank AG	April 2022	0.63	33,450	134,257	108,944	25,313
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR maturing 11/18/2052	JPMorgan Chase Bank, N.A.	November 2022	1.06	1,400	72,719	19,951	52,768

					$206,976	$128,895	$78,081

Over the Counter Written Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Put option to sell U.S. Dollar in exchange for Singapore Dollar at the strike price of 1.3215 SGD per $1.00 USD	Bank of America N.A.	May 2021	SGD 1.32	$7,083	$14,131	$6,467	$7,664
Put option to sell U.S. Dollar in exchange for Taiwan Dollar at the strike price of 28.15 TWD per $1.00 USD	BNP Paribas SA	May 2021	TWD 28.15	1,327	7,985	10,624	(2,639)
Put option to sell U.S. Dollar in exchange for Taiwan Dollar at the strike price of 27.90 TWD per $1.00 USD	Citibank, N.A.	May 2021	TWD 27.9	1,417	13,741	6,172	7,569
Put option to sell Euro Currency in exchange for Swedish Krona at the strike price of 10.175 EUR per $0.831 SEK	Deutsche Bank AG	May 2021	EUR 10.18	1,128	10,840	2,735	8,105
Put option to sell U.S. Dollar in exchange for Japanese Yen at the strike price of 108.30 SGD per $1.00 USD	HSBC Bank PLC	May 2021	SGD 108.3	1,404	8,424	432	7,992
Put option to sell U.S. Dollar in exchange for Russian Ruble at the strike price of 72.35 RUB per $1.00 USD	JPMorgan Chase Bank, N.A.	September 2021	RUB 72.35	1,327	18,386	15,099	3,287
Put option to sell U.S. Dollar in exchange for Singapore Dollar at the strike price of 1.335 SGD per $1.00 USD	JPMorgan Chase Bank, N.A.	May 2021	SGD 1.34	6,634	20,970	21,182	(212)

					$94,477	$62,711	$31,766

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.25% versus USD-LIBOR maturing 06/08/2026	Bank of America N.A.	June 2021	1.25%	$3,050	$13,115	$4,441	$8,674
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.03% versus USD-LIBOR maturing 06/29/2026	Citibank, N.A.	June 2021	1.03	3,090	18,617	9,197	9,420
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.40% versus USD-LIBOR maturing 07/10/2051	Citibank, N.A.	July 2021	2.40	720	9,576	4,215	5,361
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.10% versus USD-LIBOR maturing 06/03/2026	Deutsche Bank AG	June 2021	1.10	13,300	56,289	19,717	36,572
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.27% versus USD-LIBOR maturing 06/03/2026	Deutsche Bank AG	June 2021	1.27	13,300	33,773	5,023	28,750
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.98% versus USD-LIBOR maturing 06/03/2026	JPMorgan Chase Bank, N.A., London	June 2021	0.98	3,120	17,160	10,832	6,328
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.88% versus USD-LIBOR maturing 08/12/2026	JPMorgan Chase Bank, N.A., London	August 2021	0.88	13,340	41,354	154,296	(112,942)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.01% versus USD-LIBOR maturing 08/12/2026	JPMorgan Chase Bank, N.A., London	August 2021	1.01	13,340	26,680	103,380	(76,700)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.91% versus USD-LIBOR maturing 06/03/2026	Morgan Stanley Co., Inc.	June 2021	0.91	2,890	19,363	15,549	3,814
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.35% versus USD-LIBOR maturing 07/10/2051	Morgan Stanley Co., Inc.	July 2021	2.35	750	12,900	5,903	6,997
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.96% versus USD-LIBOR maturing 07/02/2026	UBS AG	June 2021	0.96	3,050	17,690	11,706	5,984
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.10% versus USD-LIBOR maturing 06/09/2026	UBS AG	June 2021	1.10	3,090	14,137	9,331	4,806

					$280,654	$353,590	$(72,936)

AUD — Australian Dollar

EUR — Euro Currency

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — U.S. Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
42	Long	Australian 3 Year Bonds	June 2021	$3,781,963	$3,789,562	$7,599
2	Short	Euro-BUXL 30 Year Bonds	June 2021	499,174	485,468	13,706
4	Long	Japan 10 Year Bonds	June 2021	5,517,797	5,539,025	21,228
284	Long	U.S. Treasury 10 Year Notes	June 2021	37,483,670	37,496,875	13,205
111	Long	U.S. Treasury 5 Year Notes	June 2021	13,757,063	13,757,063	—
23	Short	U.S. Treasury Ultra Bonds	June 2021	3,664,895	3,616,750	48,145

						$103,883

						Unrealized (Depreciation)
33	Long	Australian 10 Year Bonds	June 2021	$3,556,006	$3,543,517	$(12,489)
15	Long	Canada 10 Year Bonds	June 2021	1,702,395	1,700,687	(1,708)
47	Long	Euro-BOBL	June 2021	7,628,274	7,613,017	(15,257)
43	Long	Euro-Bund	June 2021	8,861,337	8,788,445	(72,892)
167	Long	U.S. Treasury 2 Year Notes	June 2021	36,879,841	36,866,555	(13,286)
26	Long	U.S. Treasury 10 Year Ultra Bonds	June 2021	3,835,145	3,784,219	(50,926)
25	Long	U.S. Treasury Ultra Bonds	June 2021	4,648,904	4,647,656	(1,248)

						$(167,806)

		Net Unrealized Appreciation (Depreciation)				$(63,923)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	434,299	NZD	469,554	05/10/2021	$1,431	$—
	AUD	7,050,496	USD	5,460,574	05/17/2021	28,924	—
	AUD	2,933,344	USD	2,228,535	06/01/2021	—	(31,457)
	AUD	667,178	EUR	431,521	06/16/2021	5,184	—
	AUD	973,245	NZD	1,053,782	06/16/2021	4,080	—
	AUD	704,031	USD	539,332	06/16/2021	—	(3,124)
	BRL	4,004,104	USD	704,368	05/04/2021	—	(32,758)
	CAD	375,211	USD	297,524	06/01/2021	—	(7,753)
	CAD	420,060	EUR	283,094	06/16/2021	—	(1,136)
	CAD	438,761	JPY	38,320,729	06/16/2021	—	(6,252)
	CAD	6,582,927	USD	5,219,145	06/16/2021	—	(137,023)
	CHF	2,796,616	EUR	2,535,094	06/16/2021	—	(15,270)
	CHF	399,744	GBP	311,949	06/16/2021	—	(7,348)
	CHF	4,020,754	USD	4,341,106	06/16/2021	—	(66,552)
	CLP	1,138,639,289	USD	1,584,284	05/17/2021	—	(17,682)
	CLP	99,980,919	USD	142,565	05/19/2021	1,903	—
	CNH	25,019,451	USD	3,819,305	06/16/2021	—	(34,244)
	COP	1,867,838,571	USD	511,786	06/22/2021	15,321	—
	COP	1,291,290,207	USD	355,128	07/22/2021	12,369	—
	EUR	1,338,914	SEK	13,595,833	05/07/2021	—	(3,743)
	EUR	5,995,890	USD	7,177,494	05/10/2021	—	(31,885)
	EUR	30,453,187	USD	36,600,497	05/13/2021	—	(18,154)
	EUR	3,441,902	USD	4,146,803	05/21/2021	7,410	—
	EUR	2,655,754	USD	3,223,289	06/03/2021	28,534	—
	EUR	286,842	CAD	424,506	06/16/2021	243	—
	EUR	1,978,638	CHF	2,188,640	06/16/2021	18,369	—
	EUR	885,292	CZK	22,983,198	06/16/2021	3,218	—
	EUR	269,669	GBP	234,588	06/16/2021	—	(480)
	EUR	862,436	NOK	8,651,954	06/16/2021	1,702	—
	EUR	286,842	SEK	2,945,542	06/16/2021	2,927	—
	EUR	8,795,126	USD	10,513,962	06/16/2021	—	(69,131)
	EUR	5,440,621	USD	6,507,395	06/25/2021	—	(40,524)
	GBP	4,903,980	USD	6,824,864	05/20/2021	52,020	—
	GBP	771,345	EUR	891,390	06/16/2021	7,228	—
	GBP	2,078,924	USD	2,879,816	06/16/2021	8,430	—
	IDR	27,048,878,172	USD	1,853,997	05/03/2021	—	(18,545)
	IDR	14,183,302,500	USD	962,879	07/01/2021	—	(10,539)
	ILS	1,521,346	USD	467,000	06/16/2021	—	(1,555)
	JPY	66,991,127	USD	610,008	05/10/2021	—	(2,971)
	JPY	42,998,824	USD	397,695	05/21/2021	4,218	—
	JPY	168,389,297	USD	1,559,268	05/27/2021	18,288	—
	JPY	55,112,924	USD	505,709	06/10/2021	1,298	—
	JPY	806,907,321	USD	7,432,317	06/14/2021	46,952	—
	JPY	159,072,545	EUR	1,227,537	06/16/2021	21,114	—
	JPY	36,207,972	GBP	237,796	06/16/2021	—	(2,966)
	JPY	664,401,687	USD	6,105,174	06/16/2021	23,997	—
	JPY	1,831,207,447	USD	16,907,394	07/26/2021	140,417	—
	KRW	2,953,809,083	USD	2,647,924	05/24/2021	5,682	—
	KRW	3,277,893,987	USD	2,908,202	06/15/2021	—	(23,887)
	MXN	3,874,343	USD	193,717	05/24/2021	2,879	—
	MXN	120,414,165	USD	5,806,092	06/16/2021	—	(110,081)
	NOK	13,544,117	EUR	1,335,478	06/16/2021	—	(20,248)
	NOK	2,868,844	SEK	2,913,741	06/16/2021	—	(345)
	NOK	21,575,792	USD	2,539,936	06/16/2021	—	(52,222)
	NZD	469,554	AUD	433,168	05/10/2021	—	(2,302)
	NZD	6,403,360	USD	4,609,777	05/20/2021	27,846	—
	NZD	3,851,639	USD	2,712,421	06/16/2021	—	(43,373)
	RUB	55,022,960	USD	716,993	05/19/2021	—	(13,479)
	RUB	24,066,577	USD	310,536	10/01/2021	—	(2,750)
	SEK	11,071,789	EUR	1,082,534	05/07/2021	—	(6,345)
	SEK	4,018,710	USD	484,574	05/19/2021	9,801	—
	SEK	2,427,121	EUR	238,890	05/24/2021	563	—
	SEK	22,900,289	USD	2,736,119	05/28/2021	30,449	—
	SEK	5,559,240	EUR	542,000	06/16/2021	—	(4,764)
	SEK	54,775,342	USD	6,434,868	06/16/2021	—	(38,052)
	SGD	13,188,086	USD	9,847,323	05/05/2021	—	(62,900)
	SGD	12,259,213	USD	9,236,992	05/24/2021	25,386	—
	SGD	470,891	USD	354,589	06/16/2021	788	—
	TRY	11,608,983	USD	1,403,000	05/12/2021	6,813	—
	TRY	2,022,026	USD	229,060	05/24/2021	—	(12,662)
	TRY	23,831,931	USD	2,822,000	06/14/2021	3,014	—
	TRY	23,235,179	USD	2,666,447	06/16/2021	—	(79,172)
	TRY	11,608,983	USD	1,394,389	06/23/2021	27,435	—
	TWD	166,146,315	USD	5,924,198	05/03/2021	—	(23,832)
	TWD	10,037,364	USD	359,698	05/05/2021	336	—
	TWD	18,981,206	USD	669,295	05/07/2021	—	(10,372)
	TWD	9,938,379	USD	354,309	05/17/2021	—	(1,846)
	TWD	10,540,405	USD	374,970	05/21/2021	—	(2,894)
	TWD	65,228,012	USD	2,345,250	05/24/2021	6,261	—
	USD	1,863,383	IDR	27,048,878,172	05/03/2021	9,159	—
	USD	5,940,525	TWD	166,146,315	05/03/2021	7,505	—
	USD	642,152	BRL	3,705,331	05/04/2021	39,971	—
	USD	9,922,272	SGD	13,188,086	05/05/2021	—	(12,049)
	USD	353,304	TWD	10,037,364	05/05/2021	6,058	—
	USD	1,393,885	TRY	11,560,323	05/06/2021	505	—
	USD	9,381,414	JPY	1,019,095,542	05/07/2021	—	(56,723)
	USD	942,700	TWD	26,423,882	05/07/2021	3,470	—
	USD	7,222,050	EUR	5,995,890	05/10/2021	—	(12,671)
	USD	779,067	IDR	11,202,804,915	05/10/2021	—	(3,495)
	USD	763,936	JPY	82,604,379	05/10/2021	—	(8,093)
	USD	2,527,708	TRY	20,856,843	05/12/2021	—	(19,301)
	USD	41,118,224	EUR	34,109,343	05/13/2021	—	(103,201)
	USD	4,449,590	AUD	5,740,073	05/17/2021	—	(27,480)
	USD	2,533,456	CLP	1,823,281,143	05/17/2021	31,741	—
	USD	1,331,042	TWD	37,643,748	05/17/2021	17,973	—
	USD	1,273,569	RUB	95,218,510	05/19/2021	—	(9,471)
	USD	2,242,239	GBP	1,626,263	05/20/2021	3,779	—
	USD	2,979,002	NZD	4,144,386	05/20/2021	—	(13,482)
	USD	1,773,874	KRW	1,977,138,827	05/24/2021	—	(5,283)
	USD	5,561,063	SGD	7,390,691	05/24/2021	—	(7,678)
	USD	240,976	TRY	2,022,026	05/24/2021	747	—
	USD	1,062,375	TWD	29,548,544	05/24/2021	—	(2,804)
	USD	1,535,891	SEK	12,905,779	05/28/2021	—	(11,073)
	USD	8,664,751	AUD	11,242,104	06/01/2021	—	(3,284)
	USD	1,831,402	CAD	2,302,999	06/01/2021	42,349	—
	USD	4,050,415	JPY	447,971,875	06/10/2021	49,565	—
	USD	1,273,214	TRY	10,658,586	06/14/2021	—	(12,452)
	USD	3,864,233	KRW	4,355,561,653	06/15/2021	31,835	—
	USD	4,752,274	AUD	6,161,535	06/16/2021	—	(4,803)
	USD	6,999,115	CAD	8,783,346	06/16/2021	147,414	—
	USD	2,739,320	CHF	2,531,151	06/16/2021	35,395	—
	USD	5,413,323	CNH	35,487,053	06/16/2021	52,467	—
	USD	355,039	CZK	7,572,909	06/16/2021	—	(2,977)
	USD	8,762,748	EUR	7,319,787	06/16/2021	45,083	—
	USD	1,764,622	GBP	1,275,876	06/16/2021	—	(2,396)
	USD	1,253,288	ILS	4,085,794	06/16/2021	5,084	—
	USD	3,595,568	JPY	392,418,102	06/16/2021	—	(3,819)
	USD	4,794,474	MXN	100,175,295	06/16/2021	127,325	—
	USD	4,433,273	NOK	37,707,404	06/16/2021	96,968	—
	USD	3,774,661	NZD	5,308,442	06/16/2021	23,456	—
	USD	4,809,836	SEK	41,038,790	06/16/2021	39,806	—
	USD	1,341,832	SGD	1,805,918	06/16/2021	15,036	—
	USD	1,811,268	TRY	14,387,739	06/16/2021	—	(111,120)
	USD	2,361,635	ZAR	35,358,965	06/17/2021	61,758	—
	USD	356,041	COP	1,314,210,681	06/22/2021	—	(6,728)
	USD	1,423,263	EUR	1,181,687	06/25/2021	—	(1,074)
	USD	418,703	IDR	6,126,383,858	07/01/2021	1,758	—
	USD	510,302	COP	1,866,633,646	07/22/2021	—	(14,824)
	USD	373,690	RUB	28,848,845	10/01/2021	1,850	—
	ZAR	34,945,265	USD	2,353,106	06/17/2021	—	(41,934)

Unrealized Appreciation/(Depreciation)						$1,500,887	$(1,570,833)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH— Yuan Renminbi Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound Sterling

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW —South Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
AUD	85,620	2/22/2023	0.190%/Quarterly	3 month BBSW/Quarterly	$(27,578)	$25,619
CAD	80,520	2/28/2023	0.804%/Semi-annually	3 month CDOR/Semi-annually	10,727	29,561
CAD	132,290	3/1/2023	0.750%/Semi-annually	3 month CDOR/Semi-annually	(29,070)	28,916
USD	104,600	3/3/2023	3 month USD-LIBOR/Quarterly	0.275%/Semi-annually	23,946	1,200
BRL	4,550	1/2/2024	7.370%/Maturity	Less than 1 month BRCDI/ Maturity	4,189	1,208
EUR	4,120	6/16/2024	6 month EURIBOR/ Semi-annually	0.000%/Annually	12,348	1,832
USD	12,000	6/16/2024	3 month USD-LIBOR/Quarterly	0.250%/Semi-annually	88,988	5,552
BRL	8,768	1/2/2025	Less than 1 month BRCDI/ Maturity	6.320%/Maturity	14,344	27,082
AUD	14,580	6/16/2026	0.500%/Semi-annually	6 month BBSW/Semi-annually	(242,530)	18,760
CHF	4,240	6/16/2026	6 month CHF-LIBOR/ Semi-annually	0.000%/Annually	26,074	7,053
EUR	12,170	6/16/2026	6 month EURIBOR/ Semi-annually	0.000%/Annually	(26,195)	28,743
EUR	37,920	6/16/2026	12 month ESTR/Annually	0.000%/Annually	113,662	143,491
NOK	83,280	6/16/2026	1.500%/Annually	6 month NIBOR/Semi-annually	(6,730)	42,374
NZD	5,850	6/16/2026	1.250%/Semi-annually	3 month NZDBB/Quarterly	(25)	28,406
USD	11,440	6/16/2026	0.500%/Semi-annually	3 month USD-LIBOR/Quarterly	(292,138)	10,937
ZAR	9,810	6/17/2026	6.250%/Quarterly	3 month JIBAR/Quarterly	656	7,198
USD	2,880	2/15/2028	Less than 1 month FEDL/ Annually	1.036%/Annually	30	13,185
EUR	7,200	6/16/2028	12 month ESTRO/Annually	0.000%/Annually	118,359	46,277
EUR	3,650	6/16/2028	6 month EURIBOR/ Semi-annually	0.000%/Annually	31,176	22,121
JPY	685,145	3/19/2030	6 month JPY-LIBOR/ Semi-annually	0.250%/Semi-annually	(20,975)	953
NOK	63,900	10/29/2030	6 month NIBOR/Semi-annually	1.240%/Annually	180,373	141,231
GBP	10,950	1/26/2031	Less than 1 month SONIA/Annually	1.000%/Annually	52,712	42,040
GBP	8,700	2/10/2031	Less than 1 month SONIA/Annually	1.000%/Annually	39,632	36,963
USD	4,020	2/25/2031	2.209%/Semi-annually	3 month USD-LIBOR/Quarterly	(27,776)	1,208
USD	3,580	3/9/2031	2.378%/Semi-annually	3 month USD-LIBOR/Quarterly	(12,968)	16,294
MXN	29,565	6/4/2031	1 month TIIE/Monthly	6.400%/Monthly	4,950	56,109
AUD	4,200	6/16/2031	1.000%/Semi-annually	6 month BBSW/Semi-annually	(252,170)	11,014
EUR	1,810	6/16/2031	6 month EURIBOR/ Semi-annually	0.000%/Annually	18,124	16,385
GBP	12,300	6/16/2031	Less than 1 month SONIA/Annually	0.250%/Annually	828,449	122,922
USD	770	6/16/2031	3 month USD-LIBOR/Quarterly	0.750%/Semi-annually	62,202	4,407
GBP	2,510	2/17/2036	Less than 1 month SONIA/Annually	1.100%/Annually	6,127	14,489
EUR	8,220	5/21/2040	6 month EURIBOR/ Semi-annually	0.260%/Annually	143,578	513,614
AUD	2,970	2/24/2041	6 month BBSW/Semi-annually	2.750%/Semi-annually	15,437	15,368
EUR	290	6/16/2041	6 month EURIBOR/ Semi-annually	0.250%/Annually	9,721	10,371
EUR	290	6/16/2051	6 month EURIBOR/ Semi-annually	0.000%/Annually	39,518	15,697
USD	1,930	6/16/2051	3 month USD-LIBOR/Quarterly	1.250%/Semi-annually	345,653	21,408

					$1,252,820	$1,529,988

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
PLN	22,390	12/16/2021	3 month WIBOR/Quarterly	0.250%/Maturity	$(544)	$(92)
BRL	15,280	1/3/2022	3.390%/Maturity	Less than 1 month BRCDI/ Maturity	—	(16,389)
BRL	6,350	1/3/2022	4.120%/Maturity	Less than 1 month BRCDI/ Maturity	19,744	(13,144)
BRL	595	1/2/2023	4.230%/Monthly	Less than 1 month BRCDI/ Monthly	364	(2,301)
BRL	11,540	1/2/2023	Less than 1 month BRCDI/ Maturity	5.800%/Maturity	11,412	(8,760)
MXN	40,185	6/14/2023	1 month TIIE/Monthly	4.700%/Monthly	22,348	(5,210)
EUR	1,080	6/16/2023	6 month EURIBOR/ Semi-annually	0.000%/Annually	971	(192)
KRW	1,057,340	6/16/2023	3 month KRW-LIBOR/Quarterly	1.000%/Quarterly	3,550	(1,869)
PLN	2,140	6/16/2023	0.345%/Annually	6 month WIBOR/Semi-annually	237	(4,163)
CAD	21,420	11/18/2023	0.700%/Semi-annually	3 month CDOR/Semi-annually	18,287	(96,698)
BRL	6,055	1/2/2024	4.930%/Maturity	Less than 1 month BRCDI/ Maturity	1,306	(30,783)
AUD	52,810	1/25/2024	0.500%/Quarterly	3 month BBSW/Quarterly	71,017	(86,041)
AUD	17,420	2/24/2024	0.500%/Quarterly	3 month BBSW/Quarterly	40,648	(9,127)
CAD	13,810	6/16/2024	0.750%/Semi-annually	3 month CDOR/Semi-annually	(75,462)	(10,672)
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	610	(1,230)
USD	8,360	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	2,394	(1,992)
PLN	4,460	12/16/2025	0.750%/Annually	6 month WIBOR/Semi-annually	(823)	(31,166)
AUD	9,630	2/23/2026	6 month BBSW/Semi-annually	1.550%/Semi-annually	1,777	(11,216)
USD	2,510	3/11/2026	3 month USD-LIBOR/Quarterly	1.598%/Semi-annually	3,708	(2,072)
MXN	20,660	6/10/2026	5.550%/Monthly	1 month TIIE/Monthly	9	(26,202)
CAD	4,190	6/16/2026	1.000%/Semi-annually	3 month CDOR/Semi-annually	(69,483)	(3,577)
GBP	14,310	6/16/2026	0.000%/Annually	Less than 1 month SONIA/Annually	(469,363)	(38,962)
JPY	1,622,680	6/16/2026	6 month JPY-LIBOR/ Semi-annually	0.000%/Semi-annually	12,034	(6,235)
SEK	172,710	6/16/2026	0.500%/Annually	3 month STIBOR/Quarterly	130,964	(1,070)
BRL	2,800	1/4/2027	Less than 1 month BRCDI/ Maturity	8.495%/Maturity	(4,823)	(2,091)
CHF	8,060	6/16/2028	0.000%/Annually	6 month CHF-LIBOR/ Semi-annually	1,574	(53,067)
EUR	15,240	5/21/2030	0.050%/Annually	6 month EURIBOR/ Semi-annually	48,331	(373,210)
AUD	7,650	10/28/2030	1.240%/Semi-annually	6 month BBSW/Semi-annually	(180,038)	(197,297)
AUD	16,640	1/21/2031	1.710%/Semi-annually	6 month BBSW/Semi-annually	(204,727)	(365,428)
AUD	5,160	2/2/2031	1.500%/Semi-annually	6 month BBSW/Semi-annually	(211,272)	(4,828)
USD	3,880	2/2/2031	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	153,528	(3,432)
EUR	10,660	2/12/2031	0.500%/Annually	6 month EURIBOR/ Semi-annually	153,521	(159,922)
GBP	2,180	2/17/2031	0.900%/Annually	Less than 1 month SONIA/Annually	(8,134)	(25,469)
AUD	9,390	2/24/2031	2.500%/Semi-annually	6 month BBSW/Semi-annually	(62,726)	(2,760)
GBP	3,470	3/24/2031	1.050%/Annually	Less than 1 month SONIA/Annually	(16,142)	(4,601)
CAD	5,060	6/16/2031	1.250%/Semi-annually	3 month CDOR/Semi-annually	(297,320)	(1,820)
JPY	1,086,490	6/16/2031	6 month JPY-LIBOR/ Semi-annually	0.000%/Semi-annually	158,487	(24,042)
NOK	30,370	6/16/2031	6 month NIBOR/Semi-annually	2.000%/Annually	(65,736)	(361)
SEK	30,420	6/16/2031	1.000%/Annually	3 month STIBOR/Quarterly	75,203	(17,421)
USD	4,980	2/25/2036	3 month USD-LIBOR/Quarterly	2.431%/Semi-annually	21,745	(5,583)
USD	2,820	3/10/2036	3 month USD-LIBOR/Quarterly	2.503%/Semi-annually	12,798	(11,833)
GBP	460	6/16/2036	Less than 1 month SONIA/Annually	0.250%/Annually	63,638	(493)
GBP	2,220	3/24/2041	Less than 1 month SONIA/Annually	1.100%/Annually	18,844	(724)
EUR	2,980	5/5/2041	6 month EURIBOR/ Semi-annually	0.900%/Annually	22,009	(4,414)
GBP	790	6/16/2041	Less than 1 month SONIA/Annually	0.500%/Annually	99,378	(2,250)
CAD	2,920	6/16/2051	1.500%/Semi-annually	3 month CDOR/Semi-annually	(519,171)	(17,160)
GBP	300	6/16/2051	Less than 1 month SONIA/Annually	1.000%/Annually	(2,763)	(1,809)
JPY	212,820	6/16/2051	6 month JPY-LIBOR/ Semi-annually	0.500%/Semi-annually	35,552	(8,641)

					$(982,539)	$(1,697,819)

Total					$270,281	$(167,831)

BBSW — Bank Bill Swap Reference Rate

BRCDI — Brazilian Interbank Certificate of Deposit

CDOR — Canadian Dollar Offered Rate

ESTR — Euro Short-Term Rate

EURIBOR — Euro Interbank Offered Rate

FEDL — US Federal Funds Effective Rate

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

NZDBB — New Zealand Bank Dollar Bill

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection (1)

							Value (5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at April 30, 2021 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.0661%	$12,180	$751	$(16,858)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.0661%	240	16	(333)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.0661%	80	5	(111)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.0661%	11,780	763	(16,341)

Total							$1,535	$(33,643)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection (2)

							Value (5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at April 30, 2021 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.1665%	$1,120	$14,516	$10,310

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection (1)

							Value (5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date		Implied Credit Spread at April 30, 2021 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

iTraxx Europe Index	(1.000)%	Quarterly	6/20/2026		0.5000%	$6,100	$(168,600)	$(20,366)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection (2)

							Value (5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date		Implied Credit Spread at April 30, 2021 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022		0.2492%	$18,850	$147,947	$14,917
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2023		0.2795%	9,800	84,139	67,676
CDX Emerging Market Index	1.000%	Quarterly	6/20/2026		1.6712%	3,150	(121,504)	19,124
iTraxx Europe Index	5.000%	Quarterly	6/20/2026		2.4850%	1,850	233,362	31,529

Total							$343,944	$133,246

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection (2)

							Value (5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date		Implied Credit Spread at April 30, 2021 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022		0.0875%	$2,470	$20,535	$5,453
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024		0.4065%	1,220	4,997	17,750
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024		0.2551%	150	2,042	1,483
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024		0.3052%	70	1,072	701

Total							$28,646	$25,387

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	46.8%
United States Treasury Bonds	7.5
Foreign Government Obligations	5.8
Registered Investment Companies	5.7
Diversified Financial Services	5.3
Banks-Commercial	4.8
United States Treasury Notes	3.8
Diversified Banking Institutions	2.8
Government National Mtg. Assoc.	1.7
Federal Home Loan Mtg. Corp.	1.4
Federal National Mtg. Assoc.	1.3
Regional Authority	1.1
Real Estate Investment Trusts	0.7
Medical-Drugs	0.6
Federal Home Loan Bank	0.6
Computers	0.4
Pipelines	0.4
Water	0.4
Tobacco	0.3
SupraNational Banks	0.3
Telephone-Integrated	0.3
Real Estate Operations & Development	0.3
Brewery	0.3
Uniform Mtg. Backed Securities	0.3
Oil Companies-Integrated	0.3
Drug Delivery Systems	0.2
Aerospace/Defense	0.2
Semiconductor Components-Integrated Circuits	0.2
Airport Development/Maintenance	0.2
Cellular Telecom	0.2
Electronic Components-Semiconductors	0.2
Winding-Up Agency	0.2
Options Purchased	0.2
Electric-Integrated	0.2
Private Equity	0.2
Oil Companies-Exploration & Production	0.2
Insurance-Life/Health	0.2
Electric-Generation	0.2
Finance-Leasing Companies	0.2
Building-Heavy Construction	0.2
Chemicals-Diversified	0.1
Food-Retail	0.1
Retail-Discount	0.1
Computers-Memory Devices	0.1
Auto-Cars/Light Trucks	0.1
Aerospace/Defense-Equipment	0.1
Gas-Distribution	0.1
Medical-Hospitals	0.1
Metal-Copper	0.1
Food-Misc./Diversified	0.1
Veterinary Diagnostics	0.1
Metal-Diversified	0.1
Containers-Metal/Glass	0.1
Internet Content-Information/News	0.1
Independent Power Producers	0.1
Commercial Services-Finance	0.1
Cable/Satellite TV	0.1
Medical-HMO	0.1
Chemicals-Other	0.1
Chemicals-Specialty	0.1
Coatings/Paint	0.1
Medical Labs & Testing Services	0.1
Retail-Restaurants	0.1
Motion Pictures & Services	0.1
Insurance-Multi-line	0.1
Building Societies	0.1
Building Products-Cement	0.1
E-Commerce/Services	0.1
Food-Meat Products	0.1

99.1%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$21,967,431	$—	$21,967,431
Corporate Bonds & Notes	—	64,567,692	—	64,567,692
Foreign Government Obligations	—	199,935,816	—	199,935,816
U.S. Government Agencies	—	22,234,104	—	22,234,104
U.S. Government Treasuries	—	47,232,761	—	47,232,761
Preferred Securities/Capital Securities	—	8,714,546	—	8,714,546
Options-Purchased	—	832,581	—	832,581
Short-Term Investment Securities:
Foreign Government Obligations	—	24,137,622	—	24,137,622
Registered Invesment Companies	23,608,432	—	—	23,608,432

Total Investments at Value	$23,608,432	$389,622,553	$—	$413,230,985

Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$79,218	$—	$79,218
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	78,081	—	78,081
Over the Counter Written Put Options on Currency Contracts		34,617		34,617
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	116,706	—	116,706
Futures Contracts	103,883	—	—	103,883
Forward Foreign Currency Contracts	—	1,500,887	—	1,500,887
Centrally Cleared Interest Rate Swap Contracts	—	1,529,988	—	1,529,988
Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection	—	10,310	—	10,310
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	133,246	—	133,246
Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection	—	25,387	—	25,387

Total Other Financial Instruments	$103,883	$3,508,440	$—	$3,612,323

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$32,257	$—	$32,257
Over the Counter Written Put Options on Currency Contracts	—	2,851	—	2,851
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	189,642	—	189,642
Futures Contracts	167,806	—	—	167,806
Forward Foreign Currency Contracts	—	1,570,833	—	1,570,833
Centrally Cleared Interest Rate Swap Contracts	—	1,697,819	—	1,697,819
Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection	—	33,643	—	33,643
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	20,366	—	20,366

Total Other Financial Instruments	$167,806	$3,547,411	$—	$3,715,217

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 66.8%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	2,591	$213,136

Advertising Services — 0.5%
Trade Desk, Inc., Class A†	287	209,312

Aerospace/Defense — 0.5%
Teledyne Technologies, Inc.†	483	216,263

Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc.†	1,302	41,612

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	591	37,310

Applications Software — 2.4%
Microsoft Corp.	4,497	1,134,054
ServiceNow, Inc.†	17	8,608

		1,142,662

Audio/Video Products — 0.9%
Dolby Laboratories, Inc., Class A	1,015	102,992
Panasonic Corp.	5,900	69,639
Sony Group Corp.	2,600	260,220

		432,851

Auto-Cars/Light Trucks — 1.4%
Bayerische Motoren Werke AG (Preference Shares)	2,077	170,296
Daimler AG	1,506	134,035
Ford Motor Co.†	10,893	125,705
Stellantis NV	260	4,333
Subaru Corp.	1,700	31,557
Volkswagen AG (Preference Shares)	785	204,992

		670,918

Auto-Heavy Duty Trucks — 0.1%
Volvo AB, Class B	1,442	35,398

Auto/Truck Parts & Equipment-Original — 0.1%
NGK Insulators, Ltd.	1,900	34,641
Sumitomo Electric Industries, Ltd.	2,100	31,264

		65,905

Banks-Commercial — 0.9%
Banco Bilbao Vizcaya Argentaria SA	10,467	58,650
Bancorp, Inc.†	1,064	23,626
Commonwealth Bank of Australia	1,928	132,420
DBS Group Holdings, Ltd.	6,778	152,434
International Bancshares Corp.	409	19,383
Mediobanca Banca di Credito Finanziario SpA†	1,385	15,689
Western Alliance Bancorp	106	11,137

		413,339

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	3,106	154,927
State Street Corp.	1,263	106,029

		260,956

Banks-Super Regional — 0.6%
KeyCorp	2,572	55,967
Wells Fargo & Co.	4,474	201,553

		257,520

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	47	57,175

Building & Construction Products-Misc. — 0.0%
Cie de Saint-Gobain†	66	4,165

Building & Construction-Misc. — 0.1%
Frontdoor, Inc.†	1,280	68,518

Building Products-Cement — 0.5%
MDU Resources Group, Inc.	5,833	195,172
Taiheiyo Cement Corp.	1,400	35,111

		230,283

Building-Residential/Commercial — 0.4%
Barratt Developments PLC	594	6,331
D.R. Horton, Inc.	1,952	191,862

		198,193

Chemicals-Diversified — 0.7%
Celanese Corp.	1,243	194,716
Nippon Shokubai Co., Ltd.	1,200	63,055
Tosoh Corp.	4,100	72,654

		330,425

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	5,277	168,284
Sherwin-Williams Co.	453	124,063

		292,347

Commercial Services-Finance — 1.0%
Global Payments, Inc.	662	142,085
PayPal Holdings, Inc.†	1,312	344,124

		486,209

Computer Aided Design — 0.0%
Dassault Systemes SE	87	20,177

Computer Services — 1.2%
Fujitsu, Ltd.	1,400	221,794
International Business Machines Corp.	1,866	264,748
NEC Corp.	1,400	81,512

		568,054

Computers — 2.6%
Apple, Inc.	9,300	1,222,578

Computers-Memory Devices — 0.1%
Western Digital Corp.	586	41,389

Cosmetics & Toiletries — 1.1%
Estee Lauder Cos., Inc., Class A	772	242,254
L’Oreal SA	626	257,092

		499,346

Data Processing/Management — 0.6%
DocuSign, Inc.†	190	42,359
Fidelity National Information Services, Inc.	1,588	242,805

		285,164

Diagnostic Equipment — 0.6%
Danaher Corp.	512	130,017
Thermo Fisher Scientific, Inc.	365	171,634

		301,651

Diagnostic Kits — 0.2%
Natera, Inc.†	839	92,307

Distribution/Wholesale — 0.3%
D’Ieteren SA	1,362	147,921

Diversified Banking Institutions — 0.7%
Banco Santander SA	15,178	58,639

BNP Paribas SA†	2,429	155,965
Lloyds Banking Group PLC	16,298	10,222
UBS Group AG	3,941	60,279
UniCredit SpA	2,034	21,011

		306,116

Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp.	718	225,316

Diversified Minerals — 0.5%
BHP Group PLC	7,564	228,521
BHP Group, Ltd.	439	15,958

		244,479

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	500	4,097

Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	8,080	64,777

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	211	731,626
Etsy, Inc.†	417	82,895
Wayfair, Inc., Class A†	170	50,247

		864,768

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	74	182,490
Zillow Group, Inc., Class C†	139	18,087

		200,577

Electric Products-Misc. — 0.2%
AMETEK, Inc.	277	37,376
Legrand SA	62	6,036
Solar A/S, Class B	588	54,385

		97,797

Electric-Distribution — 0.1%
National Grid PLC	781	9,845
Sempra Energy	319	43,885

		53,730

Electric-Generation — 0.0%
SSE PLC	197	3,993

Electric-Integrated — 0.4%
AES Corp.	4,924	136,986
Chubu Electric Power Co., Inc.	300	3,631
CLP Holdings, Ltd.	1,500	14,800
Entergy Corp.	368	40,219

		195,636

Electronic Components-Misc. — 0.5%
Atkore, Inc.†	2,631	205,955
Hoya Corp.	300	34,156

		240,111

Electronic Components-Semiconductors — 1.2%
Intel Corp.	337	19,387
Micron Technology, Inc.†	2,695	231,959
STMicroelectronics NV	4,658	174,648
Texas Instruments, Inc.	865	156,141

		582,135

Enterprise Software/Service — 0.1%
Oracle Corp.	694	52,598

Entertainment Software — 0.8%
Activision Blizzard, Inc.	2,359	215,117
DeNA Co., Ltd.†	700	14,310
Koei Tecmo Holdings Co, Ltd.	650	28,998
Konami Holdings Corp.	700	41,787
Take-Two Interactive Software, Inc.†	420	73,660

		373,872

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	65	4,087

Finance-Auto Loans — 0.5%
Ally Financial, Inc.	4,774	245,622

Finance-Consumer Loans — 0.5%
Synchrony Financial	5,145	225,042

Finance-Credit Card — 1.0%
Capital One Financial Corp.	1,660	247,473
Western Union Co.	7,692	198,146

		445,619

Finance-Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	702	98,371
Jefferies Financial Group, Inc.	6,856	222,889
PJT Partners, Inc., Class A	241	17,721

		338,981

Finance-Leasing Companies — 0.4%
ORIX Corp.	12,000	194,016

Finance-Other Services — 0.0%
Plus500, Ltd.	564	11,060

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	269	25,127
Tate & Lyle PLC	337	3,723

		28,850

Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	5,550	149,383

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	970	47,035

Hotels/Motels — 0.4%
Marriott International, Inc., Class A†	1,405	208,671

Human Resources — 0.3%
Adecco Group AG	1,603	108,522
Randstad NV	130	9,392

		117,914

Import/Export — 0.9%
Mitsui & Co., Ltd.	10,000	210,897
Sumitomo Corp.	14,300	194,805

		405,702

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	171	224,578

Insurance Brokers — 0.3%
Aon PLC, Class A	525	132,006

Insurance-Life/Health — 1.5%
AIA Group, Ltd.	16,400	208,483

American Equity Investment Life Holding Co.	6,250	193,625
Primerica, Inc.	861	137,562
Voya Financial, Inc.	2,465	167,176

		706,846

Insurance-Multi-line — 0.5%
Allianz SE	496	129,042
American Financial Group, Inc.	469	57,621
Chubb, Ltd.	343	58,855

		245,518

Insurance-Property/Casualty — 1.1%
Arch Capital Group, Ltd.†	5,503	218,524
First American Financial Corp.	1,593	102,749
WR Berkley Corp.	2,243	178,812

		500,085

Insurance-Reinsurance — 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG	173	50,038

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	1,866	606,599
Netflix, Inc.†	94	48,266
Pinterest, Inc., Class A†	2,762	183,314

		838,179

Internet Content-Information/News — 0.1%
Scout24 AG*	451	37,567

Investment Companies — 0.1%
Investor AB, Class A	487	41,417

Machinery-Electrical — 0.1%
Mitsubishi Electric Corp.	2,100	32,344

Machinery-Farming — 0.4%
CNH Industrial NV	12,677	189,178

Machinery-Pumps — 0.3%
Concentric AB	1,509	33,937
Ebara Corp.	2,600	110,874

		144,811

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	875	83,580
Tecan Group AG	42	20,453

		104,033

Medical Labs & Testing Services — 1.0%
Eurofins Scientific SE†	550	54,440
IQVIA Holdings, Inc.†	822	192,915
Lonza Group AG	368	234,170

		481,525

Medical Products — 1.1%
Hologic, Inc.†	2,191	143,620
Sartorius Stedim Biotech	336	154,379
West Pharmaceutical Services, Inc.	615	202,040

		500,039

Medical-Biomedical/Gene — 0.9%
Biogen, Inc.†	779	208,250
Veracyte, Inc.†	168	8,358
Vertex Pharmaceuticals, Inc.†	997	217,545

		434,153

Medical-Drugs — 1.7%
Johnson & Johnson	2,423	394,295
Merck KGaA	268	47,176
Prestige Consumer Healthcare, Inc.†	410	17,859
Takeda Pharmaceutical Co., Ltd.	2,700	90,304
Zoetis, Inc.	1,432	247,779

		797,413

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	307	12,780

Medical-HMO — 0.8%
Anthem, Inc.	752	285,301
Centene Corp.†	1,109	68,470

		353,771

Medical-Hospitals — 0.8%
HCA Healthcare, Inc.	1,242	249,717
Universal Health Services, Inc., Class B	984	146,035

		395,752

Medical-Outpatient/Home Medical — 0.2%
Chemed Corp.	234	111,527

Metal-Copper — 0.1%
Aurubis AG	394	33,878

Metal-Diversified — 1.1%
Anglo American PLC	4,733	200,978
Rio Tinto PLC ADR	1,940	165,017
Rio Tinto, Ltd.	1,681	157,194

		523,189

Metal-Iron — 0.5%
Ferrexpo PLC	1,932	11,699
Fortescue Metals Group, Ltd.	13,119	228,434

		240,133

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	367	10,130

Multimedia — 0.4%
Walt Disney Co.†	967	179,881

Office Automation & Equipment — 0.1%
Konica Minolta, Inc.	9,100	51,489

Oil Companies-Exploration & Production — 0.8%
Diamondback Energy, Inc.	408	33,346
EOG Resources, Inc.	929	68,412
Hess Corp.	2,199	163,847
Inpex Corp.	14,400	97,511

		363,116

Oil Refining & Marketing — 0.4%
ENEOS Holdings, Inc.	40,600	174,152

Oil-Field Services — 0.1%
Baker Hughes Co.	1,915	38,453
Schlumberger NV	128	3,463

		41,916

Pharmacy Services — 0.5%
Cigna Corp.	843	209,915

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	252,613

Printing-Commercial — 0.1%
Ennis, Inc.	2,947	61,091

Publishing-Newspapers — 0.2%
News Corp., Class A	3,975	104,125

Racetracks — 0.1%
Penn National Gaming, Inc.†	298	26,558

Real Estate Investment Trusts — 2.0%
Camden Property Trust	916	110,360
Equity LifeStyle Properties, Inc.	2,916	202,370
Extra Space Storage, Inc.	301	44,756
First Industrial Realty Trust, Inc.	1,640	81,623
Highwoods Properties, Inc.	1,695	75,919
Invitation Homes, Inc.	4,107	143,991
NexPoint Residential Trust, Inc.	730	36,617
Prologis, Inc.	2,151	250,656

		946,292

Real Estate Operations & Development — 0.4%
CK Asset Holdings, Ltd.	1,000	6,270
McGrath RentCorp	2,069	169,616
Sun Hung Kai Properties, Ltd.	500	7,548

		183,434

Rental Auto/Equipment — 0.3%
AMERCO	248	147,964

Resort/Theme Parks — 0.4%
Vail Resorts, Inc.†	624	202,900

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	272	6,993

Retail-Apparel/Shoe — 0.4%
L Brands, Inc.†	3,102	204,422

Retail-Building Products — 0.4%
Wesfarmers, Ltd.	3,916	163,386

Retail-Consumer Electronics — 0.6%
JB Hi-Fi, Ltd.	2,409	85,804
Yamada Holdings Co., Ltd.	35,000	174,272

		260,076

Retail-Discount — 1.3%
Costco Wholesale Corp.	651	242,231
Tokmanni Group Corp.	3,211	82,707
Walmart, Inc.	2,039	285,277

		610,215

Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	372	17,287

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	370	26,270

Retail-Misc./Diversified — 0.2%
Kid ASA*	6,933	96,714

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	496	29,095

Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	130	193,964

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	289	23,866

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	5,059	87,065

Semiconductor Components-Integrated Circuits — 0.3%
NXP Semiconductors NV	662	127,442

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	2,068	274,444
ASM International NV	750	228,185
ASML Holding NV	568	369,799
KLA Corp.	142	44,780
Lam Research Corp.	144	89,345
Tokyo Electron, Ltd.	200	88,092

		1,094,645

Steel-Specialty — 0.5%
Hitachi Metals, Ltd.†	7,400	143,589
Sanyo Special Steel Co., Ltd.†	6,900	104,490

		248,079

Telephone-Integrated — 0.4%
Nippon Telegraph & Telephone Corp.	3,900	98,201
SoftBank Group Corp.	1,200	108,272

		206,473

Television — 0.2%
ITV PLC†	15,964	26,700
Nexstar Media Group, Inc., Class A	415	61,175

		87,875

Tobacco — 0.8%
Japan Tobacco, Inc.	1,100	20,580
Philip Morris International, Inc.	2,876	273,220
Swedish Match AB	711	58,388

		352,188

Toys — 0.4%
Nintendo Co., Ltd.	300	171,876

Transport-Marine — 1.0%
AP Moller - Maersk A/S, Series A	46	108,110
AP Moller - Maersk A/S, Series B	21	52,131
Clarkson PLC	709	29,716
Nippon Yusen KK	5,500	216,062
Stolt-Nielsen, Ltd.	4,665	70,082

		476,101

Transport-Services — 1.3%
Deutsche Post AG	4,084	240,353
FedEx Corp.	148	42,966
Kuehne & Nagel International AG	518	154,829
United Parcel Service, Inc., Class B	715	145,760

		583,908

Transport-Truck — 0.5%
Old Dominion Freight Line, Inc.	825	212,693

Vitamins & Nutrition Products — 0.3%
Herbalife Nutrition, Ltd.†	2,560	117,171

Web Hosting/Design — 0.3%
VeriSign, Inc.†	740	161,890

Web Portals/ISP — 1.8%
Alphabet, Inc., Class A†	229	538,951
Alphabet, Inc., Class C†	130	313,316

		852,267

Total Common Stocks (cost $25,544,126)		31,273,365

EXCHANGE-TRADED FUNDS — 3.7%
Vanguard Value ETF	13	1,768
iShares Global Infrastructure ETF	32,257	1,504,467
Health Care Select Sector SPDR Fund ETF	907	110,046
Invesco Senior Loan ETF	4,600	101,890

Total Exchange-Traded Funds (cost $1,603,848)		1,718,171

Total Long-Term Investment Securities (cost $27,147,974)		32,991,536

SHORT-TERM INVESTMENT SECURITIES — 28.4%
Registered Investment Companies — 28.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $13,292,893)	13,292,893	13,292,893

TOTAL INVESTMENTS (cost $40,440,867)	98.9%	46,284,429
Other assets less liabilities	1.1	537,247

NET ASSETS	100.0%	$46,821,676

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $134,281 representing 0.3% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
11	Long	MSCI Emerging Markets Index	June 2021	$736,238	$735,130	$(1,108)
3	Long	E-Mini Russell 2000 Index	June 2021	349,828	339,225	(10,603)
89	Long	U.S. Treasury 10 Year Notes	June 2021	11,936,489	11,750,781	(185,708)

						$(197,419)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection (1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	6/20/2026	0.5053%	$9,870	$215,196	$29,972

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$21,575,099	$9,698,266	**	$—	$31,273,365
Exchange-Traded Funds	1,718,171	—		—	1,718,171
Short-Term Investment Securities	13,292,893	—		—	13,292,893

Total Investments at Value	$36,586,163	$9,698,266		$—	$46,284,429

Other Financial Instruments:†
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell	$—	$29,972		$—	$29,972

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$197,419	$—		$—	$197,419

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 53.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,683,689	$89,823,076
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	803,788	12,563,205
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	837,854	13,095,665

Total Domestic Equity Investment Companies (cost $83,249,030)		115,481,946

Domestic Fixed Income Investment Companies — 37.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,625,450	39,952,457
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,765,963	40,220,487

Total Domestic Fixed Income Investment Companies (cost $78,967,587)		80,172,944

International Equity Investment Companies — 9.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $15,909,060)	1,474,100	19,384,413

TOTAL INVESTMENTS (cost $178,125,677)	100.0%	215,039,303
Liabilities in excess of other assets	(0.0)	(103,522)

NET ASSETS	100.0%	$214,935,781

@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The	following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$215,039,303	$—	$—	$215,039,303

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 68.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,237,865	$208,781,336
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,862,054	44,733,897
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,549,591	24,220,114

Total Domestic Equity Investment Companies (cost $197,833,293)		277,735,347

Domestic Fixed Income Investment Companies — 17.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,147,985	34,690,800
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,337,091	35,640,129

Total Domestic Fixed Income Investment Companies (cost $69,465,659)		70,330,929

International Equity Investment Companies — 13.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $46,468,045)	4,253,587	55,934,666

TOTAL INVESTMENTS (cost $313,766,997)	100.0%	404,000,942
Liabilities in excess of other assets	(0.0)	(158,209)

NET ASSETS	100.0%	$403,842,733

@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$404,000,942	$—	$—	$404,000,942

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 73.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	18,277,178	$611,737,143
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,502,139	117,258,429
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,878,074	60,614,291

Total Domestic Equity Investment Companies (cost $567,482,717)		789,609,863

Domestic Fixed Income Investment Companies — 7.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,783,610	41,695,391
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,884,568	41,487,189

Total Domestic Fixed Income Investment Companies (cost $83,289,622)		83,182,580

International Equity Investment Companies — 18.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $164,394,709)	15,078,232	198,278,752

TOTAL INVESTMENTS (cost $815,167,048)	100.0%	1,071,071,195
Liabilities in excess of other assets	(0.0)	(371,052)

NET ASSETS	100.0%	$1,070,700,143

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus..

#	See Notes 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,071,071,195	$—	$—	$1,071,071,195

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 91.2%
Australia — 6.3%
Afterpay, Ltd.†	8,176	$733,640
AGL Energy, Ltd.	23,959	164,952
AMP, Ltd.	132,154	113,534
Ampol, Ltd.	9,602	189,145
APA Group	45,373	350,724
Aristocrat Leisure, Ltd.	22,100	633,766
ASX, Ltd.	7,445	418,756
Aurizon Holdings, Ltd.	71,943	208,072
AusNet Services	72,162	105,395
Australia & New Zealand Banking Group, Ltd.	109,226	2,420,904
BHP Group, Ltd.	113,283	4,117,869
BlueScope Steel, Ltd.	19,373	323,157
Brambles, Ltd.	56,906	456,212
CIMIC Group, Ltd.†	3,591	53,686
Cochlear, Ltd.	2,528	432,684
Coles Group, Ltd.	51,296	645,352
Commonwealth Bank of Australia	68,223	4,685,737
Computershare, Ltd.	20,847	226,916
Crown Resorts, Ltd.†	14,322	134,749
CSL, Ltd.	17,496	3,647,456
Dexus	41,880	328,368
Evolution Mining, Ltd.	62,419	221,156
Fortescue Metals Group, Ltd.	65,121	1,133,914
Goodman Group	63,939	932,243
GPT Group	74,908	266,883
Insurance Australia Group, Ltd.	93,821	353,741
Lendlease Corp., Ltd.	26,467	259,392
Macquarie Group, Ltd.	13,207	1,634,095
Magellan Financial Group, Ltd.	4,943	184,850
Medibank Private, Ltd.	105,905	251,394
Mirvac Group	151,419	314,184
National Australia Bank, Ltd.	126,527	2,601,676
Newcrest Mining, Ltd.	31,401	637,324
Northern Star Resources, Ltd.	42,296	339,358
Orica, Ltd.	15,608	162,801
Origin Energy, Ltd.	67,727	216,831
Qantas Airways, Ltd.†	35,539	135,683
QBE Insurance Group, Ltd.	56,562	428,630
Ramsay Health Care, Ltd.	7,041	365,690
REA Group, Ltd.	2,026	247,459
Rio Tinto, Ltd.	14,275	1,334,889
Santos, Ltd.	68,089	365,715
Scentre Group	199,596	417,835
SEEK, Ltd.†	12,897	308,028
Sonic Healthcare, Ltd.	17,455	481,788
South32, Ltd.	186,004	412,922
Stockland	91,795	331,397
Suncorp Group, Ltd.	49,245	398,862
Sydney Airport†	50,851	242,718
Tabcorp Holdings, Ltd.	85,260	327,003
Telstra Corp., Ltd.	160,075	418,310
TPG Telecom, Ltd.	14,300	60,692
Transurban Group	105,234	1,149,767
Treasury Wine Estates, Ltd.	27,743	214,678
Vicinity Centres	148,799	181,521
Washington H. Soul Pattinson & Co., Ltd.	4,143	96,718
Wesfarmers, Ltd.	43,602	1,819,188
Westpac Banking Corp.	138,887	2,685,215
WiseTech Global, Ltd.	5,603	134,718
Woodside Petroleum, Ltd.	37,002	646,487
Woolworths Group, Ltd.	48,659	1,474,557

		44,581,386

Austria — 0.2%
Erste Group Bank AG†	10,743	382,164
OMV AG	5,663	278,382
Raiffeisen Bank International AG	5,692	124,440
Verbund AG	2,619	215,005
voestalpine AG	4,463	193,639

		1,193,630

Belgium — 0.8%
Ageas SA/NV	6,733	407,733
Anheuser-Busch InBev SA NV	29,301	2,077,769
Colruyt SA	2,091	124,004
Elia Group SA	1,188	128,625
Galapagos NV†	1,633	127,265
Groupe Bruxelles Lambert SA	4,344	475,037
KBC Group NV†	9,607	746,602
Proximus SADP	5,849	124,649
Sofina SA	593	225,380
Solvay SA	2,850	362,303
UCB SA	4,862	450,767
Umicore SA	7,580	460,598

		5,710,732

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	25,500	156,193
Hongkong Land Holdings, Ltd.	44,900	222,287
Jardine Matheson Holdings, Ltd.	8,400	563,142

		941,622

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	11,800	178,257
Budweiser Brewing Co. APAC, Ltd.*	66,200	209,024
CK Asset Holdings, Ltd.	99,500	623,883
CK Hutchison Holdings, Ltd.	104,000	852,199
ESR Cayman, Ltd.†*	70,600	240,655
Melco Resorts & Entertainment, Ltd. ADR†	8,280	159,721
Sands China, Ltd.†	93,200	441,795
WH Group, Ltd.*	368,500	321,709
Wharf Real Estate Investment Co., Ltd.	64,000	367,720
Wynn Macau, Ltd.†	60,000	115,240
Xinyi Glass Holdings, Ltd.	70,000	247,371

		3,757,574

Denmark — 2.3%
Ambu A/S, Class B	6,302	352,646
AP Moller - Maersk A/S, Series A	122	286,726
AP Moller - Maersk A/S, Series B	236	585,847
Carlsberg A/S, Class B	3,961	693,853
Chr. Hansen Holding A/S†	4,056	372,690
Coloplast A/S, Class B	4,568	755,838
Danske Bank A/S	26,524	504,330
Demant A/S†	4,165	208,261
DSV PANALPINA A/S	7,960	1,772,202
Genmab A/S†	2,521	930,066
GN Store Nord A/S	4,924	444,509
H. Lundbeck A/S	2,680	82,502

Novo Nordisk A/S, Class B	66,217	4,894,170
Novozymes A/S, Class B	8,004	569,358
Orsted A/S*	7,275	1,057,811
Pandora A/S†	3,846	436,220
ROCKWOOL International A/S, Class B	310	138,650
Tryg A/S	12,602	288,131
Vestas Wind Systems A/S	37,865	1,571,999

		15,945,809

Finland — 1.1%
Elisa Oyj	5,470	310,431
Fortum Oyj	17,080	449,356
Kesko Oyj, Class B	10,503	319,923
Kone Oyj, Class B	13,070	1,027,089
Neste Oyj	16,269	987,110
Nokia Oyj†	217,420	1,030,136
Nordea Bank Abp	124,593	1,294,294
Orion Oyj, Class B	4,076	180,620
Sampo Oyj, Class A	18,113	862,002
Stora Enso Oyj, Class R	22,371	428,231
UPM-Kymmene Oyj	20,525	802,825
Wartsila Oyj Abp	17,066	220,739

		7,912,756

France — 9.7%
Accor SA†	7,033	282,923
Aeroports de Paris†	1,142	146,452
Air Liquide SA	18,212	3,067,455
Alstom SA†	10,210	557,596
Amundi SA†*	2,337	208,154
Arkema SA	2,656	331,968
Atos SE†	3,807	258,789
AXA SA	74,380	2,104,239
BioMerieux	1,593	189,504
BNP Paribas SA†	43,255	2,777,390
Bollore SA	33,989	171,559
Bouygues SA	8,783	376,236
Bureau Veritas SA†	11,303	338,066
Capgemini SE	6,190	1,133,786
Carrefour SA	23,581	456,479
Cie de Saint-Gobain†	19,570	1,234,896
Cie Generale des Etablissements Michelin SCA	6,515	942,426
CNP Assurances	6,601	115,548
Covivio	1,998	178,471
Credit Agricole SA†	44,372	686,846
Danone SA	23,764	1,674,773
Dassault Aviation SA†	96	104,545
Dassault Systemes SE	5,081	1,178,364
Edenred	9,482	537,396
Eiffage SA†	3,203	350,778
Electricite de France SA†	23,841	348,219
Engie SA†	70,237	1,044,259
EssilorLuxottica SA	10,963	1,823,758
Eurazeo SE	1,519	126,528
Faurecia SE (XPAR)†	3,185	171,873
Faurecia SE (Borsa Italiana)†	1,340	72,157
Gecina SA	1,763	257,805
Getlink SE†	16,920	269,061
Hermes International	1,218	1,528,407
Iliad SA	569	103,355
Ipsen SA	1,450	140,209
Kering SA	2,914	2,334,272
Klepierre SA	7,497	199,363
L’Oreal SA	9,688	3,978,767
La Francaise des Jeux SAEM*	3,305	169,320
Legrand SA	10,268	999,687
LVMH Moet Hennessy Louis Vuitton SE	10,676	8,035,299
Natixis SA†	36,409	177,854
Orange SA	76,719	956,155
Orpea SA†	1,988	255,812
Pernod Ricard SA	8,056	1,653,007
Publicis Groupe SA	8,574	555,040
Remy Cointreau SA	874	174,611
Renault SA†	7,392	297,815
Safran SA†	12,323	1,839,239
Sanofi	43,572	4,568,983
Sartorius Stedim Biotech	1,063	488,407
Schneider Electric SE	20,716	3,312,112
SCOR SE†	6,097	197,322
SEB SA	958	174,466
Societe Generale SA†	31,176	887,511
Sodexo SA†	3,402	339,746
Suez SA	13,290	317,418
Teleperformance	2,259	872,336
Thales SA	4,097	417,475
TOTAL SE	96,924	4,291,105
Ubisoft Entertainment SA†	3,557	267,065
Valeo SA	8,830	285,895
Veolia Environnement SA	20,724	659,871
Vinci SA	20,054	2,202,961
Vivendi SE	31,912	1,112,386
Wendel SE	1,032	137,432
Worldline SA†*	9,122	894,978

		68,343,980

Germany — 8.6%
adidas AG†	7,322	2,261,052
Allianz SE	15,855	4,124,908
BASF SE	35,320	2,848,528
Bayer AG	37,779	2,443,877
Bayerische Motoren Werke AG	12,732	1,276,183
Bayerische Motoren Werke AG (Preference Shares)	2,187	179,315
Bechtle AG	1,050	214,015
Beiersdorf AG	3,876	437,598
Brenntag SE	5,941	533,457
Carl Zeiss Meditec AG	1,548	272,678
Commerzbank AG†	38,527	254,335
Continental AG†	4,230	572,952
Covestro AG*	7,058	461,781
Daimler AG	32,912	2,929,190
Delivery Hero SE†*	4,984	791,285
Deutsche Bank AG†	75,504	1,053,196
Deutsche Boerse AG	7,306	1,260,840
Deutsche Lufthansa AG†	11,493	148,351

Deutsche Post AG	38,118	2,243,337
Deutsche Telekom AG	128,171	2,468,685
Deutsche Wohnen SE	13,146	712,109
E.ON SE	86,336	1,040,517
Evonik Industries AG	8,064	282,347
Fresenius Medical Care AG & Co. KGaA	8,201	652,764
Fresenius SE & Co. KGaA	16,078	791,458
Fuchs Petrolub SE (Preference Shares)	2,673	142,655
GEA Group AG	5,900	258,948
Hannover Rueck SE	2,319	428,723
HeidelbergCement AG	5,723	524,460
HelloFresh SE†	5,683	471,422
Henkel AG & Co. KGaA	3,996	397,863
Henkel AG & Co. KGaA (Preference Shares)	6,851	786,905
HOCHTIEF AG	951	89,133
Infineon Technologies AG	50,219	2,028,008
KION Group AG	2,775	276,713
Knorr-Bremse AG	2,790	342,701
LANXESS AG	3,195	235,095
LEG Immobilien SE	2,772	385,925
Merck KGaA	4,970	874,870
MTU Aero Engines AG	2,042	515,295
Muenchener Rueckversicherungs-Gesellschaft AG	5,388	1,558,401
Nemetschek SE	2,221	165,533
Porsche Automobil Holding SE (Preference Shares)	5,888	619,958
Puma SE†	3,770	397,576
Rational AG	197	164,755
RWE AG	24,704	936,064
SAP SE	40,156	5,648,435
Sartorius AG (Preference Shares)	1,368	771,761
Scout24 AG*	4,138	344,687
Siemens AG	29,418	4,909,809
Siemens Energy AG†	15,369	513,624
Siemens Healthineers AG*	10,335	590,977
Symrise AG	4,947	638,925
TeamViewer AG†*	6,186	294,161
Telefonica Deutschland Holding AG	40,035	116,412
Uniper SE	7,740	282,260
United Internet AG	4,103	172,872
Volkswagen AG	1,248	397,683
Volkswagen AG (Preference Shares)	7,137	1,863,732
Vonovia SE	20,673	1,359,547
Zalando SE†*	5,906	614,337

		60,374,983

Hong Kong — 2.3%
AIA Group, Ltd.	465,000	5,911,252
Bank of East Asia, Ltd.	50,400	105,807
BOC Hong Kong Holdings, Ltd.	142,500	502,159
CLP Holdings, Ltd.	63,000	621,604
Galaxy Entertainment Group, Ltd.†	84,000	737,509
Hang Lung Properties, Ltd.	78,000	212,474
Hang Seng Bank, Ltd.	29,400	576,860
Henderson Land Development Co., Ltd.	56,349	250,388
Hong Kong & China Gas Co., Ltd.	410,445	658,201
Hong Kong Exchanges & Clearing, Ltd.	46,300	2,796,541
Link REIT	79,300	749,319
MTR Corp., Ltd.	59,500	331,351
New World Development Co., Ltd.	58,500	309,173
PCCW, Ltd.	164,000	94,963
Power Assets Holdings, Ltd.	53,500	328,806
Sino Land Co., Ltd.	122,000	180,987
SJM Holdings, Ltd.	76,000	98,174
Sun Hung Kai Properties, Ltd.	50,000	754,764
Swire Pacific, Ltd., Class A	19,000	153,459
Swire Properties, Ltd.	45,000	134,368
Techtronic Industries Co., Ltd.	53,000	958,759

		16,466,918

Ireland — 0.8%
CRH PLC	30,188	1,426,487
DCC PLC	3,790	328,824
Flutter Entertainment PLC†	6,272	1,281,286
James Hardie Industries PLC CDI	17,072	565,096
Kerry Group PLC, Class A	6,115	792,457
Kingspan Group PLC	5,936	529,087
Smurfit Kappa Group PLC	9,425	482,130

		5,405,367

Isle of Man — 0.1%
Entain PLC†	22,497	525,324

Israel — 0.6%
Azrieli Group, Ltd.	1,632	114,613
Bank Hapoalim BM†	43,666	347,434
Bank Leumi Le-Israel BM†	55,871	392,715
Check Point Software Technologies, Ltd.†	4,314	503,918
CyberArk Software, Ltd.†	1,495	210,047
Elbit Systems, Ltd.	1,020	140,096
ICL Group, Ltd.	27,084	173,517
Israel Discount Bank, Ltd., Class A†	44,762	201,954
Mizrahi Tefahot Bank, Ltd.†	5,394	151,829
NICE, Ltd.†	2,412	583,015
Teva Pharmaceutical Industries, Ltd. ADR†	42,174	451,262
Wix.com, Ltd.†	2,188	695,521

		3,965,921

Italy — 1.7%
Amplifon SpA†	4,788	202,126
Assicurazioni Generali SpA†	42,425	852,946
Atlantia SpA†	19,053	372,483
DiaSorin SpA	968	164,369
Enel SpA	312,767	3,115,339
Eni SpA	97,057	1,158,075
FinecoBank Banca Fineco SpA†	23,440	404,433
Infrastrutture Wireless Italiane SpA*	12,924	150,922
Intesa Sanpaolo SpA†	635,118	1,776,649
Mediobanca Banca di Credito Finanziario SpA†	23,883	270,550

Moncler SpA†	7,451	458,001
Nexi SpA†*	16,899	323,679
Poste Italiane SpA*	20,091	263,948
Prysmian SpA	9,280	290,513
Recordati Industria Chimica e Farmaceutica SpA	4,021	221,553
Snam SpA	77,545	436,782
Telecom Italia SpA	321,549	176,862
Telecom Italia SpA (RSP)	231,798	136,316
Terna Rete Elettrica Nazionale SpA	54,106	398,644
UniCredit SpA	81,732	844,303

		12,018,493

Japan — 21.7%
ABC-Mart, Inc.	1,300	69,523
Acom Co., Ltd.	15,300	65,576
Advantest Corp.	7,700	728,485
Aeon Co., Ltd.	25,100	685,295
Aeon Mall Co., Ltd.	3,900	61,902
AGC, Inc.	7,400	337,474
Air Water, Inc.	7,100	117,227
Aisin Corp.	6,200	238,982
Ajinomoto Co., Inc.	18,000	359,780
Alfresa Holdings Corp.	7,200	128,962
Amada Co., Ltd.	12,400	134,315
ANA Holdings, Inc.†	6,000	137,423
Asahi Group Holdings, Ltd.	17,500	731,354
Asahi Intecc Co., Ltd.	7,500	202,006
Asahi Kasei Corp.	48,200	507,305
Astellas Pharma, Inc.	71,600	1,075,279
Azbil Corp.	4,700	189,823
Bandai Namco Holdings, Inc.	7,700	564,724
Bank of Kyoto, Ltd.	2,200	118,027
Bridgestone Corp.	20,600	825,545
Brother Industries, Ltd.	8,600	181,967
Calbee, Inc.	3,300	79,095
Canon, Inc.	38,500	912,297
Capcom Co., Ltd.	6,800	220,537
Casio Computer Co., Ltd.	7,500	132,584
Central Japan Railway Co.	5,500	803,824
Chiba Bank, Ltd.	20,400	127,386
Chubu Electric Power Co., Inc.	24,800	300,216
Chugai Pharmaceutical Co., Ltd.	25,800	969,392
Chugoku Electric Power Co., Inc.	11,200	125,238
Coca-Cola Bottlers Japan Holdings, Inc.	4,715	75,315
Concordia Financial Group, Ltd.	39,500	148,258
Cosmos Pharmaceutical Corp.	754	108,151
CyberAgent, Inc.	15,600	320,157
Dai Nippon Printing Co., Ltd.	9,400	186,845
Dai-ichi Life Holdings, Inc.	41,500	746,933
Daifuku Co., Ltd.	3,850	381,488
Daiichi Sankyo Co., Ltd.	65,400	1,668,658
Daikin Industries, Ltd.	9,600	1,927,409
Daito Trust Construction Co., Ltd.	2,500	265,921
Daiwa House Industry Co., Ltd.	21,800	645,603
Daiwa House REIT Investment Corp.	76	203,871
Daiwa Securities Group, Inc.	55,500	295,762
Denso Corp.	16,700	1,079,463
Dentsu Group, Inc.	8,300	255,355
Disco Corp.	1,100	355,384
East Japan Railway Co.	11,600	793,028
Eisai Co., Ltd.	9,700	633,422
ENEOS Holdings, Inc.	118,050	506,371
FANUC Corp.	7,400	1,706,150
Fast Retailing Co., Ltd.	2,200	1,807,321
Fuji Electric Co., Ltd.	4,900	223,223
FUJIFILM Holdings Corp.	13,900	901,889
Fujitsu, Ltd.	7,600	1,204,024
Fukuoka Financial Group, Inc.	6,600	112,425
GLP J-REIT	158	264,744
GMO Payment Gateway, Inc.	1,600	202,907
Hakuhodo DY Holdings, Inc.	9,000	151,704
Hamamatsu Photonics KK	5,400	312,801
Hankyu Hanshin Holdings, Inc.	8,800	276,949
Harmonic Drive Systems, Inc.	1,700	114,395
Hikari Tsushin, Inc.	800	160,635
Hino Motors, Ltd.	11,000	92,155
Hirose Electric Co., Ltd.	1,235	196,831
Hisamitsu Pharmaceutical Co., Inc.	2,000	116,451
Hitachi Construction Machinery Co., Ltd.	4,100	125,951
Hitachi Metals, Ltd.†	8,200	159,113
Hitachi, Ltd.	37,200	1,832,708
Honda Motor Co., Ltd.	62,700	1,855,220
Hoshizaki Corp.	2,000	177,572
Hoya Corp.	14,500	1,650,870
Hulic Co., Ltd.	11,700	133,256
Ibiden Co., Ltd.	4,100	193,758
Idemitsu Kosan Co., Ltd.	7,496	178,784
Iida Group Holdings Co., Ltd.	5,700	138,980
Inpex Corp.	39,400	266,801
Isuzu Motors, Ltd.	21,200	214,643
Ito En, Ltd.	2,049	113,469
ITOCHU Corp.	51,800	1,616,087
Itochu Techno-Solutions Corp.	3,700	127,832
Japan Airlines Co., Ltd.†	5,400	114,514
Japan Airport Terminal Co., Ltd.†	2,000	89,764
Japan Exchange Group, Inc.	19,600	458,397
Japan Metropolitan Fund Investment Corp.	269	265,144
Japan Post Bank Co., Ltd.	15,600	142,679
Japan Post Holdings Co., Ltd.	60,600	509,008
Japan Post Insurance Co., Ltd.	8,700	167,728
Japan Real Estate Investment Corp.	51	316,457
Japan Tobacco, Inc.	46,100	862,483
JFE Holdings, Inc.	18,900	247,917
JSR Corp.	7,800	240,363
Kajima Corp.	17,300	239,180
Kakaku.com, Inc.	5,200	141,408
Kansai Electric Power Co., Inc.	27,100	268,832
Kansai Paint Co., Ltd.	6,800	171,387
Kao Corp.	18,500	1,188,318
KDDI Corp.	62,000	1,876,237
Keihan Holdings Co., Ltd.	3,700	134,962
Keikyu Corp.	8,500	108,771
Keio Corp.	4,000	260,067
Keisei Electric Railway Co., Ltd.	5,000	155,896

Keyence Corp.	7,000	3,366,609
Kikkoman Corp.	5,600	344,064
Kintetsu Group Holdings Co., Ltd.†	6,600	235,868
Kirin Holdings Co., Ltd.	31,600	593,048
Kobayashi Pharmaceutical Co., Ltd.	1,900	169,592
Kobe Bussan Co., Ltd.	4,724	126,353
Koei Tecmo Holdings Co, Ltd.	2,210	98,595
Koito Manufacturing Co., Ltd.	4,000	249,445
Komatsu, Ltd.	33,700	989,129
Konami Holdings Corp.	3,600	214,902
Kose Corp.	1,300	195,642
Kubota Corp.	39,500	929,372
Kuraray Co., Ltd.	12,300	133,573
Kurita Water Industries, Ltd.	3,800	175,312
Kyocera Corp.	12,300	747,366
Kyowa Kirin Co., Ltd.	10,400	316,249
Kyushu Electric Power Co., Inc.	14,600	133,361
Kyushu Railway Co.	5,700	127,960
Lasertec Corp.†	2,865	502,213
Lawson, Inc.	1,900	85,248
Lion Corp.	8,600	161,357
LIXIL Corp.	10,200	276,482
M3, Inc.	17,000	1,175,778
Makita Corp.	8,600	386,874
Marubeni Corp.	63,500	528,333
Marui Group Co., Ltd.	7,300	136,723
Mazda Motor Corp.†	21,900	169,687
McDonald’s Holdings Co. Japan, Ltd.	2,600	118,681
Medipal Holdings Corp.	7,100	130,492
MEIJI Holdings Co., Ltd.	4,400	272,591
Mercari, Inc.†	3,300	162,510
Minebea Mitsumi, Inc.	14,000	351,418
MISUMI Group, Inc.	10,900	307,310
Mitsubishi Chemical Holdings Corp.	49,200	365,680
Mitsubishi Corp.	51,400	1,421,053
Mitsubishi Electric Corp.	70,200	1,081,222
Mitsubishi Estate Co., Ltd.	45,500	747,934
Mitsubishi Gas Chemical Co., Inc.	6,100	141,150
Mitsubishi HC Capital, Inc.	470,100	2,512,145
Mitsubishi Heavy Industries, Ltd.	12,300	365,187
Mitsubishi UFJ Lease & Finance Co., Ltd.	25,400	145,208
Mitsui & Co., Ltd.	62,700	1,322,328
Mitsui Chemicals, Inc.	7,100	223,638
Mitsui Fudosan Co., Ltd.	35,300	765,937
Miura Co., Ltd.	3,366	176,584
Mizuho Financial Group, Inc.	92,780	1,321,541
MonotaRO Co., Ltd.	9,600	244,493
MS&AD Insurance Group Holdings, Inc.	17,100	484,452
Murata Manufacturing Co., Ltd.	22,100	1,755,170
Nabtesco Corp.	4,300	193,536
Nagoya Railroad Co., Ltd.†	7,200	165,146
NEC Corp.	10,000	582,228
Nexon Co., Ltd.	18,700	619,702
NGK Insulators, Ltd.	9,900	180,498
NGK Spark Plug Co., Ltd.	5,900	98,531
NH Foods, Ltd.	3,200	142,790
Nidec Corp.	17,200	1,993,764
Nihon M&A Center, Inc.	11,568	302,565
Nintendo Co., Ltd.	4,300	2,463,550
Nippon Building Fund, Inc.	57	374,570
Nippon Express Co., Ltd.	2,800	214,035
Nippon Paint Holdings Co., Ltd.	28,000	399,989
Nippon Prologis REIT, Inc.	81	260,001
Nippon Sanso Holdings Corp.	5,800	109,080
Nippon Shinyaku Co., Ltd.	1,800	121,333
Nippon Steel Corp.	31,100	541,342
Nippon Telegraph & Telephone Corp.	49,500	1,246,400
Nippon Yusen KK	5,900	231,776
Nissan Chemical Corp.	4,700	241,855
Nissan Motor Co., Ltd.†	89,300	447,876
Nisshin Seifun Group, Inc.	7,600	122,577
Nissin Foods Holdings Co., Ltd.	2,400	170,216
Nitori Holdings Co., Ltd.	3,100	555,595
Nitto Denko Corp.	6,100	506,086
Nomura Holdings, Inc.	120,900	651,922
Nomura Real Estate Holdings, Inc.	4,500	110,812
Nomura Real Estate Master Fund, Inc.	163	258,086
Nomura Research Institute, Ltd.	12,300	377,946
NSK, Ltd.	13,800	126,952
NTT Data Corp.	24,300	377,808
Obayashi Corp.	25,000	228,217
OBIC Co., Ltd.	2,700	519,479
Odakyu Electric Railway Co., Ltd.	11,300	305,579
Oji Holdings Corp.	33,200	209,429
Olympus Corp.	44,800	921,668
Omron Corp.	7,100	538,958
Ono Pharmaceutical Co., Ltd.	14,200	357,609
Oracle Corp. Japan	1,500	140,799
Oriental Land Co., Ltd.	7,700	1,090,760
ORIX Corp.	50,500	816,483
Orix JREIT, Inc.	101	178,240
Osaka Gas Co., Ltd.	14,400	278,493
Otsuka Corp.	4,000	201,548
Otsuka Holdings Co., Ltd.	15,000	577,238
Pan Pacific International Holdings Corp.	15,900	342,720
Panasonic Corp.	84,900	1,002,097
PeptiDream, Inc.†	3,600	154,389
Persol Holdings Co., Ltd.	6,781	124,745
Pigeon Corp.	4,400	149,216
Pola Orbis Holdings, Inc.	3,500	90,777
Rakuten Group, Inc.	33,100	420,555
Recruit Holdings Co., Ltd.	52,200	2,361,151
Renesas Electronics Corp.†	29,879	347,630
Resona Holdings, Inc.	79,700	327,728
Ricoh Co., Ltd.	25,800	274,433
Rinnai Corp.	1,400	140,715
Rohm Co., Ltd.	3,400	335,790
Ryohin Keikaku Co., Ltd.	9,200	193,731
Santen Pharmaceutical Co., Ltd.	13,900	178,122
SBI Holdings, Inc.	9,400	265,944
SCSK Corp.	2,002	116,192
Secom Co., Ltd.	8,100	672,936
Sega Sammy Holdings, Inc.	6,700	96,221
Seibu Holdings, Inc.†	8,100	87,210
Seiko Epson Corp.	10,800	183,733

Sekisui Chemical Co., Ltd.	13,700	238,550
Sekisui House, Ltd.	23,700	479,229
Seven & i Holdings Co., Ltd.	29,000	1,248,560
SG Holdings Co., Ltd.	12,300	279,129
Sharp Corp.	8,200	138,689
Shimadzu Corp.	8,500	297,657
Shimamura Co., Ltd.	900	89,122
Shimano, Inc.	2,900	663,476
Shimizu Corp.	21,200	173,510
Shin-Etsu Chemical Co., Ltd.	13,600	2,298,002
Shinsei Bank, Ltd.†	6,000	87,255
Shionogi & Co., Ltd.	10,200	536,606
Shiseido Co., Ltd.	15,400	1,117,700
Shizuoka Bank, Ltd.	16,000	122,648
SMC Corp.	2,200	1,278,123
SoftBank Corp.	110,500	1,425,480
SoftBank Group Corp.	60,300	5,440,640
Sohgo Security Services Co., Ltd.	2,700	118,226
Sompo Holdings, Inc.	12,900	479,566
Sony Group Corp.	48,500	4,854,094
Square Enix Holdings Co., Ltd.	3,500	194,782
Stanley Electric Co., Ltd.	5,000	143,285
Subaru Corp.	23,700	439,941
SUMCO Corp.	10,039	259,410
Sumitomo Chemical Co., Ltd.	57,300	292,250
Sumitomo Corp.	45,700	622,558
Sumitomo Dainippon Pharma Co., Ltd.	6,900	119,701
Sumitomo Electric Industries, Ltd.	29,000	431,741
Sumitomo Metal Mining Co., Ltd.	8,900	378,172
Sumitomo Mitsui Financial Group, Inc.	50,200	1,747,753
Sumitomo Mitsui Trust Holdings, Inc.	13,000	442,800
Sumitomo Realty & Development Co., Ltd.	11,900	396,421
Sundrug Co., Ltd.	2,800	95,465
Suntory Beverage & Food, Ltd.	5,300	179,000
Suzuken Co., Ltd.	2,600	93,672
Suzuki Motor Corp.	14,200	539,432
Sysmex Corp.	6,400	640,033
T&D Holdings, Inc.	20,700	253,775
Taiheiyo Cement Corp.	4,400	110,347
Taisei Corp.	7,300	269,334
Taisho Pharmaceutical Holdings Co., Ltd.	1,300	76,630
Takeda Pharmaceutical Co., Ltd.	60,600	2,026,819
TDK Corp.	5,000	677,409
Teijin, Ltd.	6,900	113,452
Terumo Corp.	24,800	938,118
THK Co., Ltd.	4,600	156,667
TIS, Inc.	8,615	213,263
Tobu Railway Co., Ltd.	7,300	187,668
Toho Co., Ltd.	4,300	171,210
Toho Gas Co., Ltd.	2,800	155,422
Tohoku Electric Power Co., Inc.	16,400	144,556
Tokio Marine Holdings, Inc.	24,300	1,164,362
Tokyo Century Corp.	1,684	104,077
Tokyo Electric Power Co. Holdings, Inc.†	55,600	164,107
Tokyo Electron, Ltd.	5,700	2,510,612
Tokyo Gas Co., Ltd.	14,500	293,680
Tokyu Corp.	19,200	246,945
Tokyu Fudosan Holdings Corp.	23,500	130,595
Toppan Printing Co., Ltd.	10,100	172,255
Toray Industries, Inc.	53,300	330,884
Toshiba Corp.	14,900	614,398
Tosoh Corp.	10,000	177,205
TOTO, Ltd.	5,400	280,302
Toyo Suisan Kaisha, Ltd.	3,400	138,619
Toyoda Gosei Co., Ltd.	2,500	61,111
Toyota Industries Corp.	5,600	448,549
Toyota Motor Corp.	81,600	6,119,014
Toyota Tsusho Corp.	8,200	346,942
Trend Micro, Inc.	5,100	242,482
Tsuruha Holdings, Inc.	1,400	161,817
Unicharm Corp.	15,500	600,690
United Urban Investment Corp.	114	170,505
USS Co., Ltd.	8,400	152,350
Welcia Holdings Co., Ltd.	3,600	112,356
West Japan Railway Co.	6,300	347,339
Yakult Honsha Co., Ltd.	4,900	238,605
Yamada Holdings Co., Ltd.	27,900	138,920
Yamaha Corp.	5,200	283,261
Yamaha Motor Co., Ltd.	10,800	269,864
Yamato Holdings Co., Ltd.	11,200	316,282
Yamazaki Baking Co., Ltd.	4,700	74,459
Yaskawa Electric Corp.	9,200	424,698
Yokogawa Electric Corp.	8,800	159,862
Z Holdings Corp.	102,000	470,490
ZOZO, Inc.	4,200	141,614

		153,209,657

Jersey — 0.7%
Experian PLC	35,272	1,361,323
Ferguson PLC	8,654	1,091,205
Glencore PLC	384,289	1,565,264
WPP PLC	47,120	634,652

		4,652,444

Luxembourg — 0.3%
ArcelorMittal SA†	27,566	804,024
Aroundtown SA	38,419	295,747
Eurofins Scientific SE†	5,135	508,266
SES SA FDR	14,746	111,736
Tenaris SA	18,159	195,102

		1,914,875

Netherlands — 5.0%
ABN AMRO Bank NV CVA†*	16,266	210,260
Adyen NV†*	699	1,716,408
Aegon NV	68,810	319,927
Airbus SE†	22,616	2,716,164
Akzo Nobel NV	7,420	891,030
Argenx SE†	1,735	499,258
ASM International NV	1,819	553,424
ASML Holding NV	16,369	10,657,131
CNH Industrial NV	39,351	587,231
Davide Campari-Milano NV	22,335	263,810

EXOR NV	4,170	343,531
Ferrari NV	4,847	1,039,004
Heineken Holding NV	4,430	439,870
Heineken NV	9,968	1,155,590
ING Groep NV	149,999	1,917,708
JDE Peet’s NV†	2,882	112,015
Just Eat Takeaway.com NV†*	4,862	502,591
Koninklijke Ahold Delhaize NV	42,328	1,139,296
Koninklijke DSM NV	6,628	1,188,556
Koninklijke KPN NV	137,377	473,264
Koninklijke Philips NV†	35,035	1,974,180
Koninklijke Vopak NV	2,659	121,806
NN Group NV	11,431	571,439
Prosus NV	18,743	2,032,303
QIAGEN NV†	8,877	432,566
Randstad NV	4,582	331,031
Stellantis NV	78,760	1,312,643
STMicroelectronics NV	24,511	917,762
Wolters Kluwer NV	10,287	931,165

		35,350,963

New Zealand — 0.3%
a2 Milk Co., Ltd.†	28,557	155,995
Auckland International Airport, Ltd.†	48,133	261,112
Fisher & Paykel Healthcare Corp., Ltd.	22,161	569,748
Mercury NZ, Ltd.	26,194	130,261
Meridian Energy, Ltd.	49,272	188,576
Ryman Healthcare, Ltd.	15,382	156,199
Spark New Zealand, Ltd.	71,214	224,016
Xero, Ltd.†	4,670	506,171

		2,192,078

Norway — 0.6%
Adevinta ASA†	9,219	168,686
DNB ASA	35,772	768,560
Equinor ASA	37,582	760,165
Gjensidige Forsikring ASA	7,691	175,244
Mowi ASA	16,903	417,907
Norsk Hydro ASA	51,716	330,391
Orkla ASA	28,882	294,918
Schibsted ASA, Class A†	2,907	146,292
Schibsted ASA, Class B†	3,769	165,048
Telenor ASA	26,908	480,182
Yara International ASA	6,702	349,727

		4,057,120

Papua New Guinea — 0.0%
Oil Search, Ltd.	75,908	220,013

Portugal — 0.1%
EDP—Energias de Portugal SA	106,750	594,113
Galp Energia SGPS SA	19,276	222,060
Jeronimo Martins SGPS SA	9,680	176,758

		992,931

Singapore — 1.0%
Ascendas Real Estate Investment Trust	123,679	288,729
CapitaLand Integrated Commercial Trust	174,196	281,531
CapitaLand, Ltd.	101,500	283,309
City Developments, Ltd.	17,500	103,606
DBS Group Holdings, Ltd.	69,100	1,554,028
Genting Singapore, Ltd.	232,500	150,934
Keppel Corp., Ltd.	56,000	227,710
Mapletree Commercial Trust	82,900	136,477
Mapletree Logistics Trust	111,277	166,185
Oversea-Chinese Banking Corp., Ltd.	129,100	1,184,123
Singapore Airlines, Ltd.†	51,550	196,131
Singapore Exchange, Ltd.	30,900	242,283
Singapore Technologies Engineering, Ltd.	60,000	174,094
Singapore Telecommunications, Ltd.	314,000	589,267
Suntec Real Estate Investment Trust	76,100	87,456
United Overseas Bank, Ltd.	45,300	905,556
UOL Group, Ltd.	17,800	102,866
Venture Corp., Ltd.	10,600	160,239
Wilmar International, Ltd.	73,900	289,959

		7,124,483

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	9,102	296,786
Aena SME SA†*	2,596	451,500
Amadeus IT Group SA†	17,324	1,179,697
Banco Bilbao Vizcaya Argentaria SA	256,413	1,436,754
Banco Santander SA	666,833	2,576,248
CaixaBank SA	170,948	548,290
Cellnex Telecom SA*	16,973	960,233
Enagas SA	9,571	208,477
Endesa SA	12,214	320,976
Ferrovial SA	18,716	531,836
Grifols SA	11,471	311,002
Iberdrola SA	235,296	3,183,445
Industria de Diseno Textil SA	41,948	1,493,426
Naturgy Energy Group SA	11,186	286,801
Red Electrica Corp. SA	16,646	305,679
Repsol SA	57,723	688,041
Siemens Gamesa Renewable Energy SA†	9,168	331,628
Telefonica SA	194,660	902,900

		16,013,719

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	102,000	102,150
HKT Trust & HKT, Ltd.	146,000	211,905
Unibail-Rodamco-Westfield†	5,325	439,603

		753,658

Sweden — 3.1%
Alfa Laval AB	12,098	410,864
Assa Abloy AB, Class B	38,543	1,098,979
Atlas Copco AB, Class A	25,823	1,565,375
Atlas Copco AB, Class B	15,006	779,347
Boliden AB	10,518	409,922
Electrolux AB, Series B	8,673	243,385

Epiroc AB, Class A	25,342	549,428
Epiroc AB, Class B	14,996	294,286
EQT AB	9,162	309,992
Essity AB, Class B	23,403	763,920
Evolution Gaming Group AB*	6,153	1,215,734
Fastighets AB Balder, Class B†	3,894	224,686
Hennes & Mauritz AB, Class B†	30,894	761,563
Hexagon AB, Class B	10,823	1,032,150
Husqvarna AB, Class B	16,081	223,952
ICA Gruppen AB	3,868	178,189
Industrivarden AB, Class A	4,109	157,638
Industrivarden AB, Class C	6,141	221,733
Investment AB Latour, Class B	5,693	174,208
Investor AB, Class B	17,516	1,487,829
Kinnevik AB, Class B	9,303	514,253
L E Lundbergforetagen AB, Class B	2,923	167,072
Lundin Energy AB	7,147	228,132
Nibe Industrier AB, Class B	11,992	438,984
Sandvik AB	43,414	1,072,406
Securitas AB, Class B	12,041	205,275
Skandinaviska Enskilda Banken AB, Class A	62,586	803,051
Skanska AB, Class B	13,082	354,886
SKF AB, Class B	14,672	378,974
Svenska Cellulosa AB SCA, Class B	23,299	408,785
Svenska Handelsbanken AB, Class A	59,829	694,008
Swedbank AB, Class A	34,825	611,831
Swedish Match AB	6,237	512,191
Tele2 AB, Class B	19,260	249,212
Telefonaktiebolaget LM Ericsson, Class B	112,241	1,542,982
Telia Co., AB	94,360	391,003
Volvo AB, Class B	54,764	1,344,344

		22,020,569

Switzerland — 8.5%
ABB, Ltd.	70,870	2,300,632
Adecco Group AG	5,959	403,421
Alcon, Inc.	18,908	1,419,348
Baloise Holding AG	1,783	301,498
Banque Cantonale Vaudoise	1,158	118,097
Barry Callebaut AG	116	256,088
Chocoladefabriken Lindt & Spruengli AG	4	395,080
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	40	370,928
Cie Financiere Richemont SA	20,073	2,059,714
Clariant AG	7,659	160,280
Coca-Cola HBC AG	7,704	266,382
Credit Suisse Group AG	94,128	992,808
EMS-Chemie Holding AG	315	294,178
Geberit AG	1,424	938,622
Givaudan SA	355	1,487,013
Julius Baer Group, Ltd.	8,607	542,203
Kuehne & Nagel International AG	2,077	620,812
LafargeHolcim, Ltd.	20,133	1,240,555
Logitech International SA	6,324	707,478
Lonza Group AG	2,864	1,822,456
Nestle SA	110,789	13,207,993
Novartis AG	85,384	7,293,370
Partners Group Holding AG	719	1,027,024
Roche Holding AG (Participation Certificate)	27,017	8,802,396
Roche Holding AG	1,231	427,487
Schindler Holding AG (Participation Certificate)	1,566	445,427
Schindler Holding AG	774	215,248
SGS SA	233	690,101
Sika AG	5,452	1,625,394
Sonova Holding AG†	2,105	623,083
Straumann Holding AG	398	570,772
Swatch Group AG (TRQX)	2,023	121,311
Swatch Group AG (XEGT)	1,113	341,333
Swiss Life Holding AG	1,170	570,453
Swiss Prime Site AG	2,921	284,139
Swiss Re AG	10,988	1,021,534
Swisscom AG	996	540,151
Temenos AG	2,568	377,404
UBS Group AG	140,980	2,156,334
Vifor Pharma AG	1,750	252,270
Zurich Insurance Group AG	5,786	2,374,494

		59,665,311

United Kingdom — 12.4%
3i Group PLC	37,422	662,359
Admiral Group PLC	7,416	320,429
Anglo American PLC	47,175	2,003,200
Antofagasta PLC	15,164	391,061
Ashtead Group PLC	17,357	1,114,564
Associated British Foods PLC†	13,700	436,526
AstraZeneca PLC	50,465	5,376,314
Auto Trader Group PLC†*	37,151	292,464
AVEVA Group PLC	4,421	212,441
Aviva PLC	151,042	834,686
BAE Systems PLC	123,752	866,015
Barclays PLC	667,412	1,616,888
Barratt Developments PLC	39,159	417,356
Berkeley Group Holdings PLC	4,820	307,909
BHP Group PLC	81,220	2,453,793
BP PLC	779,428	3,253,708
British American Tobacco PLC	88,225	3,273,466
British Land Co. PLC	33,854	242,295
BT Group PLC†	343,223	781,692
Bunzl PLC	12,959	416,396
Burberry Group PLC†	15,565	442,881
Coca-Cola European Partners PLC	7,886	448,083
Compass Group PLC†	68,599	1,489,154
Croda International PLC	5,365	501,084
Diageo PLC	89,936	4,037,305
Direct Line Insurance Group PLC	52,474	206,639
Evraz PLC	19,608	173,893
Fresnillo PLC	7,084	80,550
GlaxoSmithKline PLC	192,945	3,568,919
Halma PLC	14,599	521,683
Hargreaves Lansdown PLC	12,768	303,099
Hikma Pharmaceuticals PLC	6,648	224,175
HSBC Holdings PLC	783,234	4,898,246
Imperial Brands PLC	36,394	757,489

Informa PLC†	57,765	448,328
InterContinental Hotels Group PLC†	6,673	474,764
Intertek Group PLC	6,206	525,938
J Sainsbury PLC	68,420	224,557
JD Sports Fashion PLC†	19,836	251,495
Johnson Matthey PLC	7,442	333,945
Kingfisher PLC†	81,146	400,354
Land Securities Group PLC	27,088	269,559
Legal & General Group PLC	229,457	863,533
Lloyds Banking Group PLC	2,723,730	1,708,296
London Stock Exchange Group PLC	12,163	1,242,649
M&G PLC	99,979	299,973
Melrose Industries PLC	186,824	420,609
Mondi PLC	18,672	506,521
National Grid PLC	135,376	1,706,561
Natwest Group PLC	186,568	506,439
Next PLC†	5,113	551,324
Ocado Group PLC†	18,700	541,497
Pearson PLC	28,956	332,028
Persimmon PLC	12,265	530,317
Phoenix Group Holdings PLC	21,134	207,586
Prudential PLC	100,327	2,125,151
Reckitt Benckiser Group PLC	27,367	2,439,430
RELX PLC	74,294	1,928,004
Rentokil Initial PLC	71,308	492,688
Rio Tinto PLC	43,151	3,626,469
Rolls-Royce Holdings PLC†	321,775	465,615
Royal Dutch Shell PLC, Class A	157,713	2,962,411
Royal Dutch Shell PLC, Class B	142,521	2,551,873
RSA Insurance Group PLC	39,788	374,965
Sage Group PLC	42,035	370,279
Schroders PLC	4,780	238,105
Segro PLC	45,822	636,198
Severn Trent PLC	9,185	314,160
Smith & Nephew PLC	33,675	730,164
Smiths Group PLC	15,241	342,019
Spirax-Sarco Engineering PLC	2,836	462,661
SSE PLC	40,067	812,088
St James’s Place PLC	20,655	388,499
Standard Chartered PLC	103,165	740,477
Standard Life Aberdeen PLC	84,786	325,218
Taylor Wimpey PLC	140,146	347,465
Tesco PLC	297,322	907,172
Unilever PLC (LSE)	44,741	2,623,365
Unilever PLC (XAMS)	56,366	3,292,184
United Utilities Group PLC	26,222	350,558
Vodafone Group PLC	1,031,825	1,941,030
Whitbread PLC†	7,761	347,580
WM Morrison Supermarkets PLC	92,664	222,444

		87,631,307

Total Common Stocks (cost $515,499,735)		642,943,623

EXCHANGE-TRADED FUNDS — 1.6%
United States — 1.6%
iShares MSCI EAFE ETF (cost $10,916,553)	144,600	11,294,706

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	17,204

RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG Expires 05/06/2021† (cost $0)	94,128	0

Total Long-Term Investment Securities (cost $526,416,288)		654,255,533

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills
0.10% due 12/30/2021(1)	$2,900,000	2,899,369
0.16% due 05/20/2021(1)	1,000,000	999,995
0.17% due 05/20/2021(1)	350,000	349,999
0.18% due 05/20/2021(1)	400,000	399,998

Total Short-Term Investment Securities (cost $4,647,840)		4,649,361

Repurchase Agreements — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $20,217,000 and collateralized by $18,838,400 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $20,621,402 (cost $20,217,000)	20,217,000	20,217,000

TOTAL INVESTMENTS (cost $551,281,128)	96.4%	679,121,894
Other assets less liabilities	3.6	25,695,300

NET ASSETS	100.0%	$704,817,194

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $12,286,618 representing 1.7% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

Borsa Italiana — Italian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

FDR — Fiduciary Depositary Receipt

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

XPAR — Euronext Paris

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
273	Long	MSCI EAFE Index	June 2021	$30,513,813	$30,812,145	$298,332

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	6.9%
Banks-Commercial	4.9
Diversified Banking Institutions	4.0
Auto-Cars/Light Trucks	3.0
Repurchase Agreements	2.9
Oil Companies-Integrated	2.4
Food-Misc./Diversified	2.3
Semiconductor Equipment	2.2
Telephone-Integrated	2.2
Cosmetics & Toiletries	2.2
Insurance-Life/Health	2.1
Exchange-Traded Funds	1.6
Electric-Integrated	1.5
Metal-Diversified	1.3
Chemicals-Diversified	1.3
Insurance-Multi-line	1.2
Industrial Automated/Robotic	1.2
Medical Products	1.2
Chemicals-Specialty	1.2
Food-Retail	1.1
Textile-Apparel	1.1
Electronic Components-Misc.	1.1
Real Estate Investment Trusts	1.0
Enterprise Software/Service	1.0
Diversified Minerals	1.0
Finance-Other Services	1.0
Retail-Apparel/Shoe	0.9
Real Estate Operations & Development	0.9
Audio/Video Products	0.9
Import/Export	0.9
Transport-Services	0.9
Machinery-Electrical	0.9
Beverages-Wine/Spirits	0.8
Brewery	0.8
Diversified Manufacturing Operations	0.8
Power Converter/Supply Equipment	0.8
Building & Construction Products-Misc.	0.8
Tobacco	0.8
Computer Services	0.8
Commercial Services	0.8
Cellular Telecom	0.7
Machinery-General Industrial	0.7
Commercial Services-Finance	0.7
Medical-Biomedical/Gene	0.7
Aerospace/Defense-Equipment	0.7
Internet Content-Information/News	0.7
U.S. Government Treasuries	0.7
Insurance-Property/Casualty	0.7
Transport-Rail	0.6
Electric-Generation	0.6
Building-Heavy Construction	0.6
Apparel Manufacturers	0.6
Electronic Components-Semiconductors	0.6
Investment Companies	0.5
Soap & Cleaning Preparation	0.5
Building Products-Cement	0.5
Machinery-Construction & Mining	0.5
Toys	0.5
Retail-Jewelry	0.5
Paper & Related Products	0.5
Retail-Building Products	0.5
Real Estate Management/Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Human Resources	0.4
Insurance-Reinsurance	0.4
Industrial Gases	0.4
Building-Residential/Commercial	0.4
Medical Instruments	0.4
Gambling (Non-Hotel)	0.4
Building Products-Air & Heating	0.4
Medical Labs & Testing Services	0.4
Athletic Footwear	0.4
Networking Products	0.4
Electric-Distribution	0.3
Rubber-Tires	0.3
Private Equity	0.3
Multimedia	0.3
Aerospace/Defense	0.3
Electronic Measurement Instruments	0.3
Energy-Alternate Sources	0.3
Gas-Distribution	0.3
Food-Catering	0.3
Optical Supplies	0.3
Water	0.3
Public Thoroughfares	0.3
Distribution/Wholesale	0.3
Investment Management/Advisor Services	0.2
Steel-Producers	0.2
Office Automation & Equipment	0.2
Oil Refining & Marketing	0.2
Food-Dairy Products	0.2
Building & Construction-Misc.	0.2
Machinery-Farming	0.2
Oil Companies-Exploration & Production	0.2
Casino Hotels	0.2
Auto-Heavy Duty Trucks	0.2
Diversified Operations	0.2
Coatings/Paint	0.2
Dialysis Centers	0.2
Telecom Services	0.2
Electric Products-Misc.	0.2
Finance-Investment Banker/Broker	0.2
Gold Mining	0.2
Airport Development/Maintenance	0.2
Computer Aided Design	0.2
Metal-Iron	0.2
Rental Auto/Equipment	0.2
Electronic Security Devices	0.2
Resorts/Theme Parks	0.2
Retail-Discount	0.2
Food-Confectionery	0.2
Miscellaneous Manufacturing	0.2
Metal-Aluminum	0.2
Consulting Services	0.2
Entertainment Software	0.1
Hotels/Motels	0.1
Transport-Marine	0.1
Machine Tools & Related Products	0.1
E-Commerce/Services	0.1
Beverages-Non-alcoholic	0.1
Finance-Leasing Companies	0.1
Security Services	0.1
E-Commerce/Products	0.1
Advertising Services	0.1
Publishing-Periodicals	0.1
Electric-Transmission	0.1
Applications Software	0.1
Web Portals/ISP	0.1
Computers-Integrated Systems	0.1
Casino Services	0.1
Computer Data Security	0.1
Computers-Periphery Equipment	0.1
Internet Application Software	0.1
Bicycle Manufacturing	0.1
Machinery-Material Handling	0.1

Diagnostic Equipment	0.1
Advertising Agencies	0.1
Diagnostic Kits	0.1
Building Products-Doors & Windows	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
Fisheries	0.1
Internet Gambling	0.1
Metal Processors & Fabrication	0.1
Building-Maintenance & Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Pipelines	0.1
Diversified Operations/Commercial Services	0.1
Medical-Generic Drugs	0.1
Gas-Transportation	0.1
Electronics-Military	0.1
Food-Flour & Grain	0.1
Filtration/Separation Products	0.1
Metal-Copper	0.1
Tools-Hand Held	0.1
Medical-Hospitals	0.1
Agricultural Chemicals	0.1
Semiconductor Components-Integrated Circuits	0.1
Food-Meat Products	0.1
E-Marketing/Info	0.1
Metal Products-Distribution	0.1
Leisure Products	0.1

96.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,540,710	$640,402,913	**	$—	$642,943,623
Exchange-Traded Funds	11,294,706	—		—	11,294,706
Warrants	17,204	—		—	17,204
Rights	0	—		—	0
Short-Term Investment Securities	—	4,649,361		—	4,649,361
Repurchase Agreements	—	20,217,000		—	20,217,000

Total Investments at Value	$13,852,620	$665,269,274		$—	$679,121,894

Other Financial Instruments:†
Futures Contracts	$298,332	$—		$—	$298,332

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 96.9%
Applications Software — 2.5%
Five9, Inc.†	19,181	$3,605,452
Nuance Communications, Inc.†	68,813	3,658,787
Smartsheet, Inc., Class A†	34,912	2,070,282

		9,334,521

Auto/Truck Parts & Equipment-Original — 1.6%
Fox Factory Holding Corp.†	24,031	3,682,270
Visteon Corp.†	20,506	2,497,836

		6,180,106

Brewery — 1.0%
Boston Beer Co., Inc., Class A†	3,001	3,650,686

Building & Construction Products-Misc. — 2.8%
Builders FirstSource, Inc.†	109,551	5,331,847
Simpson Manufacturing Co., Inc.	19,110	2,153,697
Trex Co., Inc.†	30,387	3,281,492

		10,767,036

Building-Heavy Construction — 0.3%
Construction Partners, Inc., Class A†	33,955	1,077,392

Building-Residential/Commercial — 0.9%
Installed Building Products, Inc.	24,037	3,236,582

Casino Services — 1.5%
Caesars Entertainment, Inc.†	57,996	5,674,329

Chemicals-Specialty — 1.3%
Danimer Scientific, Inc.†	55,394	1,415,317
Element Solutions, Inc.	166,086	3,633,961

		5,049,278

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	72,603	2,315,310

Commercial Services-Finance — 1.3%
Avalara, Inc.†	12,335	1,747,993
Morningstar, Inc.	12,263	3,249,817

		4,997,810

Computer Aided Design — 0.2%
Altair Engineering, Inc., Class A†	10,367	673,855

Computer Data Security — 0.5%
Qualys, Inc.†	19,496	1,976,115

Data Processing/Management — 0.6%
Fair Isaac Corp.†	4,504	2,348,431

Diagnostic Equipment — 3.4%
Adaptive Biotechnologies Corp.†	39,787	1,655,139
Avantor, Inc.†	138,310	4,431,453
Repligen Corp.†	32,538	6,888,620

		12,975,212

Diagnostic Kits — 1.4%
Natera, Inc.†	48,672	5,354,893

Disposable Medical Products — 0.8%
CONMED Corp.	20,998	2,959,668

Distribution/Wholesale — 2.2%
IAA, Inc.†	37,842	2,376,856
Pool Corp.	6,252	2,641,595
SiteOne Landscape Supply, Inc.†	19,396	3,479,255

		8,497,706

Diversified Manufacturing Operations — 0.6%
Fabrinet†	26,678	2,284,170

Drug Delivery Systems — 0.3%
Heron Therapeutics, Inc.†	68,835	1,203,236

E-Commerce/Products — 1.1%
Overstock.com, Inc.†	49,038	3,996,597

E-Commerce/Services — 0.9%
Lyft, Inc., Class A†	60,921	3,390,863

Electric Products-Misc. — 0.8%
Littelfuse, Inc.	11,418	3,028,510

Electric-Integrated — 0.7%
Evoqua Water Technologies Corp.†	96,395	2,754,969

Electronic Components-Semiconductors — 5.9%
Ambarella, Inc.†	23,923	2,332,253
Cree, Inc.†	30,267	3,009,145
IPG Photonics Corp.†	11,025	2,393,638
Lattice Semiconductor Corp.†	99,805	5,021,190
MACOM Technology Solutions Holdings, Inc.†	44,775	2,534,713
Semtech Corp.†	47,573	3,222,595
Silicon Laboratories, Inc.†	26,258	3,701,065

		22,214,599

Electronic Connectors — 0.8%
Vicor Corp.†	30,668	2,828,510

Electronic Measurement Instruments — 1.3%
Mesa Laboratories, Inc.	7,445	1,851,199
Trimble, Inc.†	38,994	3,197,508

		5,048,707

Electronics-Military — 0.4%
Mercury Systems, Inc.†	19,778	1,488,097

Energy-Alternate Sources — 1.7%
Array Technologies, Inc.†	64,633	1,820,065
Enphase Energy, Inc.†	14,977	2,085,547
Shoals Technologies Group, Inc., Class A†	80,669	2,587,055

		6,492,667

Engineering/R&D Services — 0.8%
AECOM†	46,961	3,119,619

Enterprise Software/Service — 7.4%
BigCommerce Holdings, Inc., Series 1†	24,475	1,467,032
Bill.com Holdings, Inc.†	25,902	4,005,226
Black Knight, Inc.†	20,595	1,491,490
Blackline, Inc.†	36,381	4,222,379
Clarivate PLC†	71,250	1,990,013
Everbridge, Inc.†	14,982	1,988,261
Guidewire Software, Inc.†	16,896	1,782,697
HubSpot, Inc.†	10,527	5,541,939
LivePerson, Inc.†	48,045	2,625,659
Pegasystems, Inc.	23,976	3,043,513

		28,158,209

Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	6,775	1,398,970

Food-Wholesale/Distribution — 0.8%
Performance Food Group Co.†	51,824	3,042,069

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	33,659	2,994,305

Healthcare Safety Devices — 0.6%
Tandem Diabetes Care, Inc.†	25,858	2,376,350

Human Resources — 0.8%
ASGN, Inc.†	27,748	2,918,535

Insurance Brokers — 0.2%
Goosehead Insurance, Inc., Class A	8,056	885,677

Internet Application Software — 1.4%
Anaplan, Inc.†	34,392	2,051,483
Zendesk, Inc.†	23,056	3,369,634

		5,421,117

Investment Management/Advisor Services — 1.2%
LPL Financial Holdings, Inc.	29,027	4,548,531

Lasers-System/Components — 0.7%
II-VI, Inc.†	38,388	2,577,370

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	66,777	2,681,764

Machinery-Construction & Mining — 0.6%
Terex Corp.	49,838	2,341,888

Machinery-General Industrial — 2.1%
Nordson Corp.	10,278	2,172,872
Welbilt, Inc.†	265,714	5,936,051

		8,108,923

Machinery-Print Trade — 0.9%
Kornit Digital, Ltd.†	34,305	3,353,657

Medical Information Systems — 0.7%
Schrodinger, Inc.†	36,267	2,764,996

Medical Instruments — 2.1%
Bio-Techne Corp.	12,990	5,553,095
Bruker Corp.	35,836	2,455,483

		8,008,578

Medical Labs & Testing Services — 1.9%
Catalent, Inc.†	26,639	2,996,089
Syneos Health, Inc.†	50,045	4,246,318

		7,242,407

Medical Products — 3.6%
AtriCure, Inc.†	48,438	3,733,117
Inari Medical, Inc.†	34,740	3,970,435
iRhythm Technologies, Inc.†	16,853	1,312,175
Masimo Corp.†	10,305	2,397,664
Nevro Corp.†	13,793	2,383,568

		13,796,959

Medical-Biomedical/Gene — 7.7%
Abcam PLC†	108,930	2,307,352
Ascendis Pharma A/S ADR†	4,326	627,140
ChemoCentryx, Inc.†	25,752	1,244,594
Halozyme Therapeutics, Inc.†	74,954	3,743,952
Immunovant, Inc.†	32,894	515,778
Iovance Biotherapeutics, Inc.†	38,180	1,200,379
Kodiak Sciences, Inc.†	14,320	1,730,429
Maravai LifeSciences Holdings, Inc., Class A†	91,394	3,556,141
Mirati Therapeutics, Inc.†	8,653	1,438,302
NeoGenomics, Inc.†	66,544	3,259,991
Sage Therapeutics, Inc.†	22,624	1,781,866
Translate Bio, Inc.†	77,152	1,791,469
Twist Bioscience Corp.†	43,629	5,854,576

		29,051,969

Medical-Drugs — 0.8%
Intellia Therapeutics, Inc.†	40,814	3,133,291

Medical-Outpatient/Home Medical — 1.0%
Chemed Corp.	1,847	880,299
LHC Group, Inc.†	14,102	2,937,023

		3,817,322

Metal Processors & Fabrication — 0.7%
Timken Co.	32,559	2,730,723

Motorcycle/Motor Scooter — 0.8%
Harley-Davidson, Inc.	58,694	2,839,029

Patient Monitoring Equipment — 2.3%
CareDx, Inc.†	79,604	6,294,288
Insulet Corp.†	8,011	2,365,008

		8,659,296

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	5,596	1,812,824

Racetracks — 1.0%
Penn National Gaming, Inc.†	43,536	3,879,928

Real Estate Investment Trusts — 1.3%
EastGroup Properties, Inc.	14,124	2,240,914
Ryman Hospitality Properties, Inc.†	34,209	2,690,538

		4,931,452

Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	33,531	2,816,269

Resort/Theme Parks — 0.9%
Marriott Vacations Worldwide Corp.†	19,140	3,399,838

Retail-Automobile — 0.4%
Vroom, Inc.†	34,917	1,615,610

Retail-Discount — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.†	22,319	2,059,374

Retail-Floor Coverings — 1.1%
Floor & Decor Holdings, Inc., Class A†	36,020	3,995,338

Retail-Home Furnishings — 1.2%
RH†	6,672	4,590,469

Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	16,292	3,279,091

Retail-Restaurants — 1.7%
Texas Roadhouse, Inc.†	31,781	3,401,202
Wingstop, Inc.	19,636	3,110,539

		6,511,741

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	77,508	2,944,529

Schools — 0.2%
Bright Horizons Family Solutions, Inc.†	4,645	672,735

Semiconductor Components-Integrated Circuits — 0.8%
Power Integrations, Inc.	36,917	3,057,097

Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc.†	70,914	1,750,158

MKS Instruments, Inc.	16,219	2,904,985

		4,655,143

Specified Purpose Acquisitions — 0.4%
VPC Impact Acquisition Holdings, Class A†	152,096	1,663,930

Steel Pipe & Tube — 0.9%
Valmont Industries, Inc.	14,304	3,530,942

Steel-Producers — 0.7%
Cleveland-Cliffs, Inc.	151,711	2,709,558

Transport-Services — 0.8%
CryoPort, Inc.†	56,223	3,180,535

Transport-Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	26,417	1,244,769
Saia, Inc.†	14,836	3,479,042

		4,723,811

Web Hosting/Design — 1.1%
Q2 Holdings, Inc.†	40,564	4,219,467

TOTAL INVESTMENTS
(cost $220,811,804)	96.9%	368,021,090
Other assets less liabilities	3.1	11,680,127

NET ASSETS	100.0%	$379,701,217

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$365,713,738	$2,307,352	**	$—	$368,021,090

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.0%
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	6,329	$2,408,564
Raytheon Technologies Corp.	83,758	6,972,016

		9,380,580

Applications Software — 7.0%
Microsoft Corp.	149,131	37,607,856

Auto-Cars/Light Trucks — 1.1%
General Motors Co.†	102,475	5,863,620

Banks-Commercial — 0.5%
CIT Group, Inc.	46,996	2,504,417

Brewery — 1.5%
Constellation Brands, Inc., Class A	32,690	7,856,061

Building Products-Cement — 0.8%
Vulcan Materials Co.	24,211	4,315,369

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	49,424	4,857,885

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	149,269	8,381,454

Chemicals-Specialty — 0.5%
Valvoline, Inc.	83,911	2,634,805

Computer Services — 1.9%
Accenture PLC, Class A	25,766	7,471,367
Amdocs, Ltd.	38,817	2,978,817

		10,450,184

Computer Software — 0.3%
Citrix Systems, Inc.	7,448	922,435
Snowflake, Inc., Class A†	2,495	577,817

		1,500,252

Computers — 1.5%
Apple, Inc.	62,153	8,170,633

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	72,290	9,644,932

Data Processing/Management — 1.4%
Fiserv, Inc.†	63,068	7,575,728

Diagnostic Equipment — 1.9%
Avantor, Inc.†	80,072	2,565,507
Thermo Fisher Scientific, Inc.	16,802	7,900,804

		10,466,311

Diversified Banking Institutions — 2.9%
JPMorgan Chase & Co.	102,738	15,802,132

E-Commerce/Products — 5.5%
Amazon.com, Inc.†	8,579	29,746,996

E-Commerce/Services — 1.1%
Airbnb, Inc., Class A†	7,576	1,308,451
Booking Holdings, Inc.†	1,946	4,798,992

		6,107,443

Electric-Integrated — 1.4%
FirstEnergy Corp.	193,869	7,351,513

Electronic Components-Misc. — 0.3%
Hubbell, Inc.	9,817	1,884,962

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	49,391	8,915,569

Enterprise Software/Service — 1.1%
Workday, Inc., Class A†	24,193	5,975,671

Entertainment Software — 0.9%
Zynga, Inc., Class A†	442,644	4,789,408

Finance-Credit Card — 3.6%
Capital One Financial Corp.	73,394	10,941,578
Mastercard, Inc., Class A	21,937	8,381,250

		19,322,828

Finance-Mortgage Loan/Banker — 0.6%
Rocket Cos., Inc., Class A	133,384	2,994,471

Finance-Other Services — 1.4%
Intercontinental Exchange, Inc.	66,273	7,800,995

Food-Confectionery — 1.0%
Mondelez International, Inc., Class A	91,897	5,588,257

Food-Dairy Products — 0.1%
a2 Milk Co., Ltd.†	118,203	657,297

Food-Wholesale/Distribution — 1.0%
Sysco Corp.	60,920	5,161,752

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	10,769	2,845,816

Instruments-Controls — 0.2%
Honeywell International, Inc.	6,100	1,360,544

Insurance-Life/Health — 2.0%
Equitable Holdings, Inc.	316,745	10,842,181

Insurance-Multi-line — 0.5%
Allstate Corp.	20,649	2,618,293

Insurance-Property/Casualty — 1.1%
Progressive Corp.	60,931	6,138,189

Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	55,609	18,077,373
Netflix, Inc.†	12,459	6,397,323
Snap, Inc., Class A†	33,389	2,064,108

		26,538,804

Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	19,310	4,404,804

Machinery-General Industrial — 1.6%
Otis Worldwide Corp.	108,655	8,460,965

Medical Instruments — 0.4%
Alcon, Inc.	28,211	2,127,956

Medical-Drugs — 3.4%
AstraZeneca PLC ADR	181,019	9,606,678
Eli Lilly & Co.	49,070	8,968,524

		18,575,202

Medical-HMO — 3.1%
UnitedHealth Group, Inc.	41,387	16,505,136

Medical-Hospitals — 2.4%
HCA Healthcare, Inc.	63,734	12,814,358

Music — 0.2%
Warner Music Group Corp. Class A	23,014	873,611

Non-Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.	29,938	3,565,915

Oil Companies-Exploration & Production — 0.5%
Cabot Oil & Gas Corp.	173,298	2,888,878

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	42,222	3,122,739

Pharmacy Services — 1.3%
CVS Health Corp.	91,220	6,969,208

Pipelines — 0.6%
Magellan Midstream Partners LP	67,369	3,150,848

Real Estate Investment Trusts — 2.3%
Prologis, Inc.	105,177	12,256,276

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	8,031	4,440,179

Retail-Automobile — 0.9%
CarMax, Inc.†	34,651	4,616,899

Retail-Building Products — 1.9%
Home Depot, Inc.	31,169	10,088,470

Retail-Discount — 1.1%
Target Corp.	29,655	6,146,295

Semiconductor Components-Integrated Circuits — 2.3%
QUALCOMM, Inc.	90,705	12,589,854

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	88,710	11,772,704

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	18,548	1,653,325

Software Tools — 0.5%
VMware, Inc., Class A†	16,087	2,587,272

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	156,215	9,027,665

Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†	14,256	1,347,049

Transport-Rail — 1.1%
Union Pacific Corp.	26,625	5,913,146

Transport-Services — 2.5%
United Parcel Service, Inc., Class B	65,338	13,319,805

Water — 0.4%
American Water Works Co., Inc.	14,149	2,207,103

Wireless Equipment — 1.2%
Motorola Solutions, Inc.	33,647	6,335,730

Total Long-Term Investment Securities (cost $339,644,381)		491,414,600

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $2,646,000 and collateralized by $2,465,600 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $2,698,962 (cost $2,646,000)	$2,646,000	2,646,000

TOTAL INVESTMENTS (cost $342,290,381)	91.5%	494,060,600
Other assets less liabilities	8.5	45,799,314

NET ASSETS	100.0%	$539,859,914

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$489,103,978	$2,310,622	**	$—	$491,414,600
Repurchase Agreements	—	2,646,000		—	2,646,000

Total Investments at Value	$489,103,978	$4,956,622		$—	$494,060,600

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CONVERTIBLE BONDS & NOTES — 0.2%
Internet Security — 0.1%
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	$1,641,000	$1,614,413

Telecom Equipment-Fiber Optics — 0.1%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	849,061

TOTAL INVESTMENTS (cost $2,408,360)	0.2%	2,463,474
Other assets less liabilities	99.8	1,564,589,047

NET ASSETS	100.0%	$1,567,052,521

#

Effective May, 3 2021, the Board of Trustees of the Trust, on behalf of each of the SA Invesco VCP Equity-Income Portfolio (the “Target Portfolio”) and the SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios”), has determined that it is in the best interests of each Portfolio for the Target Portfolio to reorganize into the Acquiring Portfolio.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Convertible Bonds & Notes	$—	$2,463,474	$—	$2,463,474

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 92.8%
Aerospace/Defense-Equipment — 2.1%
L3Harris Technologies, Inc.	56,313	$11,782,369

Applications Software — 7.5%
Microsoft Corp.	171,604	43,275,097

Athletic Footwear — 1.0%
NIKE, Inc., Class B	41,153	5,457,711

Casino Services — 0.8%
Caesars Entertainment, Inc.†	48,972	4,791,421

Cellular Telecom — 1.8%
T-Mobile US, Inc.†	77,431	10,230,958

Coatings/Paint — 2.1%
Sherwin-Williams Co.	44,760	12,258,421

Commercial Services — 1.8%
CoStar Group, Inc.†	11,763	10,050,660

Computer Software — 1.3%
Twilio, Inc., Class A†	20,838	7,664,216

Computers — 3.7%
Apple, Inc.	163,033	21,432,318

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	80,403	10,727,368

Dental Supplies & Equipment — 2.2%
Align Technology, Inc.†	20,967	12,486,478

Diagnostic Equipment — 2.8%
Danaher Corp.	64,283	16,324,025

Drug Delivery Systems — 1.8%
DexCom, Inc.†	27,076	10,454,044

E-Commerce/Products — 8.1%
Amazon.com, Inc.†	13,474	46,720,017

E-Commerce/Services — 5.6%
Booking Holdings, Inc.†	5,786	14,268,739
Match Group, Inc.†	49,263	7,666,800
Uber Technologies, Inc.†	183,570	10,054,129

		31,989,668

Electronic Components-Semiconductors — 4.9%
NVIDIA Corp.	23,325	14,003,864
Texas Instruments, Inc.	77,744	14,033,569

		28,037,433

Electronic Forms — 3.0%
Adobe, Inc.†	33,807	17,185,450

Enterprise Software/Service — 1.2%
Workday, Inc., Class A†	27,011	6,671,717

Finance-Credit Card — 5.8%
Mastercard, Inc., Class A	87,242	33,331,679

Internet Application Software — 0.6%
Shopify, Inc., Class A†	2,891	3,418,636

Internet Content-Entertainment — 10.6%
Facebook, Inc., Class A†	101,913	33,129,878
Netflix, Inc.†	22,006	11,299,421
Snap, Inc., Class A†	267,997	16,567,574

		60,996,873

Medical Instruments — 3.6%
Boston Scientific Corp.†	348,913	15,212,607
Edwards Lifesciences Corp.†	57,391	5,481,988

		20,694,595

Medical-Biomedical/Gene — 1.1%
Vertex Pharmaceuticals, Inc.†	29,905	6,525,271

Multimedia — 1.0%
Walt Disney Co.†	32,143	5,979,241

Private Equity — 3.1%
Blackstone Group, Inc., Class A	201,487	17,829,585

Real Estate Investment Trusts — 2.0%
American Tower Corp.	45,614	11,621,079

Semiconductor Components-Integrated Circuits — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	81,707	9,538,475

Semiconductor Equipment — 2.6%
ASML Holding NV	23,304	15,103,322

Specified Purpose Acquisitions — 0.3%
Altimeter Growth Corp.†	4	56
Altimeter Growth Corp., Class A†	133,160	1,772,360

		1,772,416

Textile-Apparel — 2.1%
LVMH Moet Hennessy Louis Vuitton SE	16,360	12,313,366

Veterinary Diagnostics — 1.4%
Elanco Animal Health, Inc.†	257,056	8,151,246

Web Portals/ISP — 3.3%
Alphabet, Inc., Class C†	7,817	18,839,908

Total Common Stocks (cost $286,942,767)		533,655,063

WARRANTS† — 0.0%
Specified Purpose Acquisitions — 0.0%
Altimeter Growth Corp., Class A Expires 09/30/2025 (Strike price $11.50) (cost $75,556)	26,632	100,403

TOTAL INVESTMENTS (cost $287,018,323)	92.8%	533,755,466
Other assets less liabilities	7.2	41,459,323

NET ASSETS	100.0%	$575,214,789

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$521,341,697	$12,313,366	**	$—	$533,655,063
Warrants	100,403	—		—	100,403

Total Investments at Value	$521,442,100	$12,313,366		$—	$533,755,466

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 48.9%
Advanced Materials — 0.0%
JSR Corp.	300	9,245
Advertising Agencies — 0.0%
WPP PLC	2,132	28,716
Advertising Services — 0.1%
Dentsu Group, Inc.	400	12,306
Hakuhodo DY Holdings, Inc.	500	8,428
Publicis Groupe SA	395	25,571
Trade Desk, Inc., Class A†	165	120,336
		166,641
Aerospace/Defense — 0.4%
BAE Systems PLC	5,525	38,664
Dassault Aviation SA†	3	3,267
General Dynamics Corp.	1,438	273,551
Kawasaki Heavy Industries, Ltd.†	300	7,178
Leonardo SpA	694	5,683
MTU Aero Engines AG	91	22,964
Northrop Grumman Corp.	1,562	553,635
Raytheon Technologies Corp.	5,283	439,757
Rolls-Royce Holdings PLC†	14,338	20,747
Saab AB, Series B	140	4,148
		1,369,594
Aerospace/Defense-Equipment — 0.3%
Airbus SE†	4,088	490,966
Elbit Systems, Ltd.	34	4,670
Meggitt PLC†	1,339	8,614
Safran SA†	3,522	525,667
		1,029,917
Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.†	3,328	6,774
Yara International ASA	294	15,342
		22,116
Airlines — 0.2%
ANA Holdings, Inc.†	300	6,871
Cathay Pacific Airways, Ltd.†	2,636	2,322
Delta Air Lines, Inc.†	2,811	131,892
Deutsche Lufthansa AG†	513	6,622
easyJet PLC†	548	7,835
Japan Airlines Co., Ltd.†	10,900	231,149
Qantas Airways, Ltd.†	1,584	6,047
Ryanair Holdings PLC ADR†	2,023	236,388
Singapore Airlines, Ltd.†	2,100	7,990
		637,116
Airport Development/Maintenance — 0.0%
Aena SME SA†*	126	21,914
Aeroports de Paris†	41	5,258
Auckland International Airport, Ltd.†	2,070	11,230
Japan Airport Terminal Co., Ltd.†	100	4,488
SATS, Ltd.†	1,100	3,354
Sydney Airport†	2,265	10,811
		57,055
Apparel Manufacturers — 0.2%
Burberry Group PLC†	693	19,718
Columbia Sportswear Co.	1,701	185,426
Hermes International	60	75,291
Kering SA	127	101,734
Ralph Lauren Corp.†	1,903	253,651
		635,820
Appliances — 0.0%
Electrolux AB, Series B	433	12,151
Hoshizaki Corp.	100	8,878
JS Global Lifestyle Co., Ltd.†*	2,000	6,006
SEB SA	50	9,106
		36,141
Applications Software — 1.4%
Five9, Inc.†	521	97,932
Intuit, Inc.	594	244,823
Microsoft Corp.	16,397	4,134,995
Sage Group PLC	1,921	16,922
ServiceNow, Inc.†	275	139,252
		4,633,924
Athletic Footwear — 0.4%
adidas AG†	3,246	1,002,373
Asics Corp.	300	4,766
NIKE, Inc., Class B	1,964	260,465
Puma SE†	161	16,979
		1,284,583
Audio/Video Products — 0.3%
Panasonic Corp.	4,000	47,213
Sharp Corp.	300	5,074
Sony Group Corp.	8,300	830,701
		882,988
Auto-Cars/Light Trucks — 0.9%
Bayerische Motoren Werke AG	547	54,828
Bayerische Motoren Werke AG (Preference Shares)	98	8,035
Daimler AG	1,430	127,271
Ferrari NV	220	47,159
Honda Motor Co., Ltd.	3,000	88,767
Mazda Motor Corp.†	1,000	7,748
Mitsubishi Motors Corp.†	1,100	2,981
Nissan Motor Co., Ltd.†	4,100	20,563
Porsche Automobil Holding SE (Preference Shares)	263	27,692
Stellantis NV	3,796	63,266
Subaru Corp.	1,100	20,419
Suzuki Motor Corp.	800	30,390
Tesla, Inc.†	1,511	1,071,964
Toyota Motor Corp.	8,100	607,402
Volkswagen AG (Preference Shares)	2,764	721,782
		2,900,267
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	400	3,351
Isuzu Motors, Ltd.	1,100	11,137
Volvo AB, Class A	367	9,278
Volvo AB, Class B	17,183	421,807
		445,573
Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Corp.	300	11,564
Brembo SpA†	263	3,279
Denso Corp.	800	51,711
Faurecia SE†	209	11,278
JTEKT Corp.	300	2,703
Koito Manufacturing Co., Ltd.	200	12,472
NGK Insulators, Ltd.	400	7,293
NGK Spark Plug Co., Ltd.	300	5,010
NOK Corp.	200	2,569
Stanley Electric Co., Ltd.	300	8,597
Sumitomo Electric Industries, Ltd.	1,300	19,354
Toyoda Gosei Co., Ltd.	100	2,445

Toyota Boshoku Corp.	100	1,864
Toyota Industries Corp.	400	32,039
Valeo SA	415	13,437
		185,615
Banks-Commercial — 2.2%
AEON Financial Service Co., Ltd.	100	1,132
Aozora Bank, Ltd.	200	4,304
Australia & New Zealand Banking Group, Ltd.	4,877	108,095
Banca Mediolanum SpA†	420	3,934
Banco Bilbao Vizcaya Argentaria SA	11,426	64,023
Banco BPM SpA	2,597	7,422
Bank Central Asia Tbk PT	94,200	208,410
Bank Hapoalim BM†	1,494	11,887
Bank Leumi Le-Israel BM†	1,961	13,784
Bank of East Asia, Ltd.	2,800	5,878
Bank of Kyoto, Ltd.	100	5,365
BAWAG Group AG*	120	6,482
Bendigo & Adelaide Bank, Ltd.	910	7,234
CaixaBank SA	7,478	23,985
Chiba Bank, Ltd.	1,200	7,493
Citizens Financial Group, Inc.	10,536	487,606
Commerzbank AG†	1,696	11,196
Commonwealth Bank of Australia	3,040	208,795
Concordia Financial Group, Ltd.	2,100	7,882
Credicorp, Ltd.	520	62,088
Danske Bank A/S	910	17,303
DBS Group Holdings, Ltd.	3,000	67,469
DNB ASA	1,515	32,550
Erste Group Bank AG†	6,559	233,325
FinecoBank Banca Fineco SpA†	1,045	18,030
First Republic Bank	817	149,707
Fukuoka Financial Group, Inc.	300	5,110
Hang Seng Bank, Ltd.	1,300	25,507
HDFC Bank, Ltd. ADR†	11,701	822,346
ING Groep NV	27,368	349,895
Intesa Sanpaolo SpA†	29,966	83,825
Israel Discount Bank, Ltd., Class A†	1,559	7,034
Iyo Bank, Ltd.	500	2,756
KBC Group NV†	6,734	523,329
Kyushu Financial Group, Inc.	800	3,114
M&T Bank Corp.	3,210	506,185
Mebuki Financial Group, Inc.	2,100	4,570
Mediobanca Banca di Credito Finanziario SpA†	1,262	14,296
Mizrahi Tefahot Bank, Ltd.†	184	5,179
National Australia Bank, Ltd.	5,650	116,177
Nordea Bank Abp	5,830	60,563
Oversea-Chinese Banking Corp., Ltd.	6,900	63,288
Raiffeisen Bank International AG	233	5,094
Resona Holdings, Inc.	4,000	16,448
Seven Bank, Ltd.	1,000	2,151
Shinsei Bank, Ltd.†	300	4,363
Shizuoka Bank, Ltd.	800	6,132
Signature Bank	412	103,622
Skandinaviska Enskilda Banken AB, Class A	2,751	35,298
Standard Chartered PLC	4,544	32,615
Sumitomo Mitsui Trust Holdings, Inc.	700	23,843
SVB Financial Group†	158	90,349
Svenska Handelsbanken AB, Class A	36,738	426,156
Svenska Handelsbanken AB, Class B	45	550
Swedbank AB, Class A	1,591	27,952
Toronto-Dominion Bank	7,443	511,682
Truist Financial Corp.	24,925	1,478,302
United Overseas Bank, Ltd.	2,600	51,974
Westpac Banking Corp.	6,287	121,552
		7,306,636
Banks-Fiduciary — 0.2%
Northern Trust Corp.	2,694	306,577
State Street Corp.	4,941	414,797
		721,374
Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc.	2,671	499,343
US Bancorp	12,373	734,338
Wells Fargo & Co.	39,966	1,800,468
		3,034,149
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	5,738	282,883
Beverages-Non-alcoholic — 0.5%
Coca-Cola Bottlers Japan Holdings, Inc.	300	4,792
Coca-Cola Co.	23,942	1,292,389
Coca-Cola European Partners PLC	343	19,489
Coca-Cola HBC AG	342	11,826
Keurig Dr Pepper, Inc.	5,778	207,141
Suntory Beverage & Food, Ltd.	200	6,755
		1,542,392
Beverages-Wine/Spirits — 0.4%
Davide Campari-Milano NV	539	6,367
Diageo PLC	25,819	1,159,037
Pernod Ricard SA	346	70,996
Treasury Wine Estates, Ltd.	1,236	9,564
		1,245,964
Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	22,878
Brewery — 0.5%
Anheuser-Busch InBev SA NV	1,451	102,892
Asahi Group Holdings, Ltd.	800	33,433
Budweiser Brewing Co. APAC, Ltd.*	3,000	9,472
Carlsberg A/S, Class B	2,237	391,858
Constellation Brands, Inc., Class A	2,650	636,848
Heineken Holding NV	173	17,178
Heineken NV	2,702	313,243
Kirin Holdings Co., Ltd.	1,500	28,151
		1,533,075
Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	6,683	215,928
Building & Construction Products-Misc. — 0.2%
Boral, Ltd.†	1,765	8,442
Cie de Saint-Gobain†	913	57,612
Fletcher Building, Ltd.	1,241	6,454
Fortune Brands Home & Security, Inc.	2,942	308,851
Geberit AG	64	42,185
James Hardie Industries PLC CDI	800	26,481
Kingspan Group PLC	264	23,531
LIXIL Corp.	400	10,842
ROCKWOOL International A/S, Class A	8	3,125
ROCKWOOL International A/S, Class B	8	3,578
Sika AG	242	72,147
TOTO, Ltd.	300	15,572
		578,820
Building & Construction-Misc. — 0.0%
Eiffage SA†	163	17,851
Ferrovial SA	853	24,239
HOCHTIEF AG	39	3,655
Lendlease Corp., Ltd.	1,180	11,565
NWS Holdings, Ltd.	3,000	3,311

Obayashi Corp.	1,200	10,955
Shimizu Corp.	1,200	9,821
Taisei Corp.	400	14,758
		96,155
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	500	100,386
Investment AB Latour, Class B	213	6,518
Nibe Industrier AB, Class B	610	22,330
Rinnai Corp.	100	10,051
		139,285
Building Products-Cement — 0.3%
Buzzi Unicem SpA	169	4,523
CRH PLC	1,346	63,603
HeidelbergCement AG	252	23,093
LafargeHolcim, Ltd.	8,501	523,815
Martin Marietta Materials, Inc.	1,060	374,307
Taiheiyo Cement Corp.	200	5,016
		994,357
Building Products-Doors & Windows — 0.0%
AGC, Inc.	400	18,242
Building-Heavy Construction — 0.4%
Acciona SA	37	6,436
Ackermans & van Haaren NV	38	6,075
ACS Actividades de Construccion y Servicios SA	464	15,130
Bouygues SA	385	16,492
Cellnex Telecom SA*	7,142	404,052
CIMIC Group, Ltd.†	123	1,839
CK Infrastructure Holdings, Ltd.	1,000	6,125
Infrastrutture Wireless Italiane SpA*	560	6,539
Keppel Corp., Ltd.	2,500	10,166
Kinden Corp.	200	3,402
Skanska AB, Class B	686	18,610
Strabag SE	18	714
Vinci SA	8,775	963,946
		1,459,526
Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	3,177	21,951
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	780	110,440
Building-Residential/Commercial — 0.2%
Barratt Developments PLC	1,744	18,587
Berkeley Group Holdings PLC	212	13,543
Daiwa House Industry Co., Ltd.	1,200	35,538
Haseko Corp.	500	6,705
Iida Group Holdings Co., Ltd.	400	9,753
Persimmon PLC	10,402	449,764
Sekisui Chemical Co., Ltd.	700	12,189
Sekisui House, Ltd.	1,100	22,243
Taylor Wimpey PLC	102,031	252,966
		821,288
Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	1,388	934,749
Comcast Corp., Class A	7,819	439,037
DISH Network Corp., Class A†	5,025	225,070
Telenet Group Holding NV	81	3,468
		1,602,324
Casino Hotels — 0.1%
Crown Resorts, Ltd.†	615	5,786
Galaxy Entertainment Group, Ltd.†	4,000	35,119
Las Vegas Sands Corp.†	6,508	398,680
MGM China Holdings, Ltd.	1,200	1,976
NagaCorp, Ltd.	4,000	4,278
Sands China, Ltd.†	4,000	18,961
SJM Holdings, Ltd.	2,000	2,584
Wynn Macau, Ltd.†	2,400	4,610
		471,994
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	1,094	31,373
Sega Sammy Holdings, Inc.	200	2,872
		34,245
Cellular Telecom — 0.2%
Millicom International Cellular SA SDR†	173	6,847
Orange SA	3,510	43,745
SoftBank Corp.	2,800	36,121
Spark New Zealand, Ltd.	3,516	11,060
T-Mobile US, Inc.†	4,173	551,378
Tele2 AB, Class B	859	11,115
Telstra Corp., Ltd.	7,134	18,643
TPG Telecom, Ltd.	638	2,708
Vodafone Group PLC	45,923	86,389
		768,006
Chemicals-Diversified — 0.4%
Air Water, Inc.	400	6,604
Arkema SA	114	14,249
Asahi Kasei Corp.	2,400	25,260
BASF SE	1,574	126,942
Covestro AG*	305	19,955
Croda International PLC	245	22,883
DIC Corp.	200	5,108
Eastman Chemical Co.	6,207	716,226
Evonik Industries AG	327	11,449
ICL Group, Ltd.	863	5,529
Johnson Matthey PLC	340	15,257
Kaneka Corp.	100	3,895
Kuraray Co., Ltd.	500	5,430
LANXESS AG	149	10,964
Mitsubishi Chemical Holdings Corp.	2,400	17,838
Mitsubishi Gas Chemical Co., Inc.	300	6,942
Nippon Shokubai Co., Ltd.	100	5,255
Nissan Chemical Corp.	300	15,437
Nitto Denko Corp.	300	24,889
PPG Industries, Inc.	1,776	304,122
Showa Denko KK	300	9,071
Solvay SA	126	16,017
Sumitomo Chemical Co., Ltd.	2,900	14,791
Symrise AG	220	28,414
Tosoh Corp.	400	7,088
		1,439,615
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	12	11,207
Chemicals-Specialty — 0.1%
Brenntag SE	264	23,705
Chr. Hansen Holding A/S†	134	12,313
Daicel Corp.	400	3,094
Givaudan SA	14	58,643
Koninklijke DSM NV	311	55,770
Novozymes A/S, Class B	282	20,060
Shin-Etsu Chemical Co., Ltd.	600	101,382
Toray Industries, Inc.	2,700	16,762
Umicore SA	343	20,842
		312,571
Coatings/Paint — 0.1%
Akzo Nobel NV	3,607	433,146
Kansai Paint Co., Ltd.	400	10,082
Nippon Paint Holdings Co., Ltd.	2,400	34,285
		477,513

Coffee — 0.0%
JDE Peet’s NV†	120	4,664
Commercial Services — 0.3%
Amadeus IT Group SA†	771	52,502
Edenred	422	23,917
Intertek Group PLC	276	23,390
Park24 Co., Ltd.†	200	3,860
Quanta Services, Inc.	1,198	115,775
RELX PLC (LSE)	3,397	88,156
RELX PLC (XAMS)	15,922	414,534
Sembcorp Industries, Ltd.	1,600	2,546
SGS SA	134	396,882
		1,121,562
Commercial Services-Finance — 0.6%
Adyen NV†*	53	130,143
Affirm Holdings, Inc.†	508	35,814
Afterpay, Ltd.†	401	35,982
Experian PLC	1,578	60,903
FleetCor Technologies, Inc.†	1,962	564,507
Global Payments, Inc.	1,102	236,522
GMO Payment Gateway, Inc.	100	12,767
IHS Markit, Ltd.	1,175	126,406
Nexi SpA†*	614	11,760
PayPal Holdings, Inc.†	1,382	362,485
S&P Global, Inc.	972	379,459
Worldline SA†*	388	38,067
		1,994,815
Computer Aided Design — 0.1%
Dassault Systemes SE	236	54,732
Synopsys, Inc.†	527	130,201
		184,933
Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	591	123,230
Zscaler, Inc.†	524	98,323
		221,553
Computer Services — 0.4%
Atos SE†	168	11,420
Capgemini SE	2,437	446,371
Computershare, Ltd.	970	10,558
Fujitsu, Ltd.	400	63,370
International Business Machines Corp.	1,182	167,702
Itochu Techno-Solutions Corp.	300	10,365
Leidos Holdings, Inc.	4,964	502,754
NEC Corp.	400	23,289
Nomura Research Institute, Ltd.	600	18,436
NTT Data Corp.	900	13,993
SCSK Corp.	100	5,804
Teleperformance	101	39,002
		1,313,064
Computer Software — 0.1%
MongoDB, Inc.†	329	97,864
Snowflake, Inc., Class A†	238	55,118
Twilio, Inc., Class A†	222	81,652
		234,634
Computers — 0.9%
Apple, Inc.	23,644	3,108,240
Computers-Integrated Systems — 0.0%
OBIC Co., Ltd.	100	19,240
Computers-Memory Devices — 0.1%
Seagate Technology PLC	2,535	235,349
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,687	139,937
Bureau Veritas SA†	495	14,805
Nihon M&A Center, Inc.	500	13,078
Worley, Ltd.	545	4,532
		172,352
Containers-Metal/Glass — 0.1%
Ball Corp.	1,029	96,356
Crown Holdings, Inc.	1,491	163,712
Toyo Seikan Group Holdings, Ltd.	300	3,510
		263,578
Containers-Paper/Plastic — 0.3%
D.S. Smith PLC†	2,352	13,683
Graphic Packaging Holding Co.	15,300	283,815
Huhtamaki Oyj	165	7,843
Packaging Corp. of America	2,103	310,508
WestRock Co.	5,337	297,538
		913,387
Cosmetics & Toiletries — 0.4%
Beiersdorf AG	169	19,080
Coty, Inc., Class A†	11,926	119,379
Essity AB, Class A	38	1,259
Essity AB, Class B	1,043	34,045
Estee Lauder Cos., Inc., Class A	640	200,832
Kao Corp.	800	51,387
Kose Corp.	100	15,049
L’Oreal SA	413	169,615
Lion Corp.	400	7,505
Pigeon Corp.	200	6,782
Pola Orbis Holdings, Inc.	100	2,594
Procter & Gamble Co.	2,678	357,299
Shiseido Co., Ltd.	600	43,547
Unicharm Corp.	700	27,128
Unilever PLC	4,506	264,207
		1,319,708
Cruise Lines — 0.0%
Carnival PLC†	309	7,255
Royal Caribbean Cruises, Ltd.†	1,155	100,427
		107,682
Diagnostic Equipment — 0.1%
Sysmex Corp.	300	30,002
Thermo Fisher Scientific, Inc.	876	411,921
		441,923
Diagnostic Kits — 0.0%
DiaSorin SpA	33	5,603
QIAGEN NV†	395	19,248
		24,851
Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	347	27,620
Fresenius SE & Co. KGaA	707	34,803
		62,423
Distribution/Wholesale — 0.2%
Bunzl PLC	577	18,540
Copart, Inc.†	1,156	143,934
Ferguson PLC	4,192	528,580
Jardine Cycle & Carriage, Ltd.	200	3,483
Seven Group Holdings, Ltd.	266	4,419
Sojitz Corp.	1,800	5,367
Travis Perkins PLC†	399	8,480
		712,803

Diversified Banking Institutions — 1.4%
Banco Santander SA	29,715	114,801
Bank of America Corp.	36,811	1,491,950
Barclays PLC	27,964	67,746
BNP Paribas SA†	5,065	325,222
Citigroup, Inc.	5,061	360,546
Credit Agricole SA†	2,199	34,039
Credit Suisse Group AG	3,984	42,021
Deutsche Bank AG†	3,542	49,407
HSBC Holdings PLC	35,458	221,750
Lloyds Banking Group PLC	121,405	76,144
Macquarie Group, Ltd.	582	72,010
Mitsubishi HC Capital, Inc.	22,100	118,099
Mizuho Financial Group, Inc.	4,340	61,818
Morgan Stanley	12,631	1,042,689
Natwest Group PLC	7,899	21,442
Societe Generale SA†	9,667	275,198
Sumitomo Mitsui Financial Group, Inc.	2,300	80,076
UBS Group AG	6,613	101,148
UniCredit SpA	23,611	243,905
		4,800,011
Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	1,270	243,396
Eaton Corp. PLC	5,177	739,949
ITT, Inc.	2,738	258,221
Siemens AG	1,384	230,987
Smiths Group PLC	679	15,237
Toshiba Corp.	700	28,864
Trane Technologies PLC	4,599	799,444
Trelleborg AB, Class B	416	10,844
		2,326,942
Diversified Minerals — 0.3%
BHP Group PLC	22,985	694,415
BHP Group, Ltd.	5,048	183,496
Sumitomo Metal Mining Co., Ltd.	500	21,246
		899,157
Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	5,000	40,971
Jardine Matheson Holdings, Ltd.	500	33,520
Swire Pacific, Ltd., Class A	1,000	8,077
Swire Pacific, Ltd., Class B	2,500	3,166
		85,734
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,356	18,888
Drug Delivery Systems — 0.1%
DexCom, Inc.†	502	193,822
E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd.†	22,736	656,788
Amazon.com, Inc.†	1,045	3,623,454
ASOS PLC†	119	8,586
Mercari, Inc.†	200	9,849
MonotaRO Co., Ltd.	400	10,187
Rakuten Group, Inc.	1,400	17,788
Sea, Ltd. ADR†	1,455	367,446
THG PLC†	633	5,419
ZOZO, Inc.	200	6,743
		4,706,260
E-Commerce/Services — 0.7%
Airbnb, Inc., Class A†	324	55,958
Auto Trader Group PLC†*	1,629	12,824
Booking Holdings, Inc.†	312	769,417
Delivery Hero SE†*	2,677	425,014
Lyft, Inc., Class A†	6,847	381,104
Match Group, Inc.†	1,057	164,501
Rightmove PLC	1,518	12,870
Uber Technologies, Inc.†	5,056	276,917
Zillow Group, Inc., Class C†	818	106,438
		2,205,043
E-Marketing/Info — 0.0%
CyberAgent, Inc.	700	14,366
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,009	136,144
Brother Industries, Ltd.	500	10,580
Casio Computer Co., Ltd.	400	7,071
Legrand SA	457	44,493
Mabuchi Motor Co., Ltd.	100	4,000
		202,288
Electric-Distribution — 0.0%
AusNet Services	3,191	4,661
E.ON SE	3,848	46,376
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,505
National Grid PLC	6,537	82,406
		136,948
Electric-Generation — 0.2%
EDP Renovaveis SA	418	9,964
Electric Power Development Co., Ltd.	400	6,385
Electricite de France SA†	690	10,078
Engie SA†	3,046	45,287
Mercury NZ, Ltd.	1,030	5,122
Meridian Energy, Ltd.	2,152	8,236
Orsted A/S*	2,285	332,247
RWE AG	6,256	237,047
SSE PLC	1,796	36,402
Uniper SE	170	6,200
		696,968
Electric-Integrated — 1.3%
A2A SpA	2,684	5,248
AGL Energy, Ltd.	1,067	7,346
American Electric Power Co., Inc.	4,499	399,106
Chubu Electric Power Co., Inc.	1,300	15,737
Chugoku Electric Power Co., Inc.	600	6,709
CLP Holdings, Ltd.	3,000	29,600
CMS Energy Corp.	1,661	106,952
Contact Energy, Ltd.	1,311	7,078
Edison International	2,781	165,331
EDP—Energias de Portugal SA	4,757	26,475
Endesa SA	545	14,322
Enel SpA	13,240	131,878
Entergy Corp.	1,611	176,066
EVN AG	56	1,278
Fortum Oyj	746	19,626
Hera SpA	1,352	5,447
Iberdrola SA	57,726	781,006
Kansai Electric Power Co., Inc.	1,100	10,912
Kyushu Electric Power Co., Inc.	800	7,307
NextEra Energy, Inc.	19,254	1,492,378
Origin Energy, Ltd.	3,018	9,662
Power Assets Holdings, Ltd.	2,500	15,365
Tohoku Electric Power Co., Inc.	800	7,052
Tokyo Electric Power Co. Holdings, Inc.†	1,300	3,837
Verbund AG	117	9,605
Xcel Energy, Inc.	11,746	837,490
		4,292,813

Electric-Transmission — 0.0%
Elia Group SA	57	6,171
Red Electrica Corp. SA	742	13,626
Terna Rete Elettrica Nazionale SpA	2,583	19,031

		38,828

Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	300	3,638
Garmin, Ltd.	1,251	171,687
Hoya Corp.	700	79,697
Ibiden Co., Ltd.	200	9,452
Kyocera Corp.	600	36,457
Minebea Mitsumi, Inc.	800	20,081
Murata Manufacturing Co., Ltd.	1,000	79,419
Nidec Corp.	1,000	115,917
TDK Corp.	200	27,096
Venture Corp., Ltd.	500	7,558

		551,002

Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	9,200	750,904
Cree, Inc.†	1,030	102,403
Hamamatsu Photonics KK	200	11,585
Infineon Technologies AG	2,238	90,378
Microchip Technology, Inc.	818	122,937
NVIDIA Corp.	638	383,043
Rohm Co., Ltd.	200	19,752
Samsung Electronics Co., Ltd. GDR	682	1,241,922
STMicroelectronics NV	1,124	42,086
SUMCO Corp.	400	10,336
Texas Instruments, Inc.	1,855	334,846

		3,110,192

Electronic Connectors — 0.0%
Hirose Electric Co., Ltd.	100	15,938

Electronic Measurement Instruments — 0.1%
Halma PLC	651	23,263
Keysight Technologies, Inc.†	1,131	163,260
Sartorius AG (Preference Shares)	58	32,721
Shimadzu Corp.	400	14,007
Yokogawa Electric Corp.	400	7,267

		240,518

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,667	190,155
Otsuka Corp.	200	10,077
SYNNEX Corp.	1,051	127,381

		327,613

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,700	48,472

Electronics-Military — 0.0%
Thales SA	183	18,647

Energy-Alternate Sources — 0.1%
Array Technologies, Inc.†	2,595	73,075
Siemens Gamesa Renewable Energy SA†	385	13,926
SolarEdge Technologies, Inc.†	655	172,619
Vestas Wind Systems A/S	1,330	55,216

		314,836

Engineering/R&D Services — 0.0%
JGC Holdings Corp.	500	5,710
Kajima Corp.	900	12,443
Singapore Technologies Engineering, Ltd.	2,600	7,544

		25,697

Enterprise Software/Service — 0.3%
AVEVA Group PLC	196	9,418
Ceridian HCM Holding, Inc.†	2,084	196,896
Coupa Software, Inc.†	552	148,510
HubSpot, Inc.†	250	131,613
Oracle Corp. Japan	100	9,381
SAP SE	1,874	263,601
Temenos AG	113	16,607
TIS, Inc.	400	9,902
UiPath, Inc., Class A†	688	49,536
WiseTech Global, Ltd.	268	6,444
Workday, Inc., Class A†	955	235,885

		1,077,793

Entertainment Software — 0.0%
DeNA Co., Ltd.†	100	2,044
Konami Holdings Corp.	200	11,939
Nexon Co., Ltd.	700	23,198
Square Enix Holdings Co., Ltd.	200	11,130
Ubisoft Entertainment SA†	138	10,361

		58,672

Explosives — 0.0%
Orica, Ltd.	698	7,281

Filtration/Separation Products — 0.0%
Alfa Laval AB	510	17,320

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	600	2,572

Finance-Credit Card — 1.1%
American Express Co.	2,518	386,135
Capital One Financial Corp.	7,335	1,093,502
Credit Saison Co., Ltd.	300	3,448
Mastercard, Inc., Class A	6,139	2,345,466
Orient Corp.†	700	955

		3,829,506

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,864	624,026
Daiwa Securities Group, Inc.	2,600	13,855
Nomura Holdings, Inc.	4,800	25,883
SBI Holdings, Inc.	500	14,146

		677,910

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,210	6,917
ORIX Corp.	2,200	35,570
Tokyo Century Corp.	100	6,180

		48,667

Finance-Other Services — 0.3%
ASX, Ltd.	331	18,618
Deutsche Boerse AG	325	56,087
Hong Kong Exchanges & Clearing, Ltd.	8,100	489,244
Intrum AB	110	3,788
Japan Exchange Group, Inc.	900	21,049
London Stock Exchange Group PLC	3,143	321,109
Singapore Exchange, Ltd.	1,500	11,761

		921,656

Fisheries — 0.0%
Leroy Seafood Group ASA	479	4,395
Mowi ASA	770	19,037
Salmar ASA	93	6,447
Toyo Suisan Kaisha, Ltd.	200	8,154

		38,033

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	300	4,753

Food-Catering — 0.0%
Compass Group PLC†	3,060	66,427
Sodexo SA†	145	14,480

		80,907

Food-Confectionery — 0.0%
Barry Callebaut AG	7	15,453
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	27,820
Ezaki Glico Co., Ltd.	100	3,739

		47,012

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,273	6,954
Danone SA	1,177	82,949
Yakult Honsha Co., Ltd.	300	14,609

		104,512

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	500	8,064
Wilmar International, Ltd.	4,900	19,226

		27,290

Food-Meat Products — 0.0%
WH Group, Ltd.*	16,500	14,405

Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	1,000	19,988
Associated British Foods PLC†	611	19,468
Axfood AB	158	3,961
Calbee, Inc.	200	4,794
Kerry Group PLC, Class A	264	34,212
Kewpie Corp.	200	4,731
Kikkoman Corp.	300	18,432
Kraft Heinz Co.	5,582	230,481
MEIJI Holdings Co., Ltd.	200	12,391
Nestle SA	11,056	1,318,069
NH Foods, Ltd.	200	8,924
Nissin Foods Holdings Co., Ltd.	200	14,185
Orkla ASA	1,389	14,183
Post Holdings, Inc.†	3,234	367,964
Tate & Lyle PLC	802	8,860

		2,080,643

Food-Retail — 0.1%
Carrefour SA	995	19,261
Coles Group, Ltd.	2,286	28,760
Colruyt SA	108	6,405
Dairy Farm International Holdings, Ltd.	500	2,179
ICA Gruppen AB	158	7,279
J Sainsbury PLC	2,974	9,761
Jeronimo Martins SGPS SA	421	7,688
Kesko Oyj, Class A†	160	4,581
Kesko Oyj, Class B	469	14,286
Kobe Bussan Co., Ltd.	200	5,349
Koninklijke Ahold Delhaize NV	1,887	50,790
Marks & Spencer Group PLC†	3,352	7,312
Ocado Group PLC†	1,039	30,086
Seven & i Holdings Co., Ltd.	1,300	55,970
Tesco PLC	13,249	40,425
WM Morrison Supermarkets PLC	4,129	9,912
Woolworths Group, Ltd.	2,168	65,699

		365,743

Food-Wholesale/Distribution — 0.1%
Olam International, Ltd.	800	1,045
Sysco Corp.	2,780	235,550

		236,595

Forestry — 0.0%
Holmen AB	158	7,474

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	277	54,731
Flutter Entertainment PLC†	262	53,523
Genting Singapore, Ltd.	7,200	4,674
Tabcorp Holdings, Ltd.	3,800	14,574

		127,502

Gas-Distribution — 0.0%
Centrica PLC†	10,056	7,865
Enagas SA	426	9,279
Hong Kong & China Gas Co., Ltd.	18,600	29,828
Naturgy Energy Group SA	582	14,922
Osaka Gas Co., Ltd.	600	11,604
Toho Gas Co., Ltd.	200	11,102
Tokyo Gas Co., Ltd.	600	12,152

		96,752

Gas-Transportation — 0.0%
Snam SpA	3,628	20,435

Gold Mining — 0.0%
Evolution Mining, Ltd.	2,927	10,370
Newcrest Mining, Ltd.	1,400	28,415
Northern Star Resources, Ltd.	1,993	15,991

		54,776

Home Decoration Products — 0.1%
Newell Brands, Inc.	10,154	273,752

Hotels/Motels — 0.3%
City Developments, Ltd.	800	4,736
InterContinental Hotels Group PLC†	6,632	471,847
Marriott International, Inc., Class A†	2,511	372,933
Whitbread PLC†	346	15,496

		865,012

Human Resources — 0.1%
Adecco Group AG	279	18,888
Paylocity Holding Corp.†	316	61,064
Persol Holdings Co., Ltd.	300	5,519
Randstad NV	215	15,533
Recruit Holdings Co., Ltd.	3,000	135,698

		236,702

Import/Export — 0.1%
ITOCHU Corp.	2,500	77,997
Marubeni Corp.	2,800	23,297
Mitsubishi Corp.	2,500	69,117
Mitsui & Co., Ltd.	2,800	59,051
Sumitomo Corp.	2,000	27,245
Toyota Tsusho Corp.	400	16,924

		273,631

Industrial Automated/Robotic — 0.3%
FANUC Corp.	300	69,168
Harmonic Drive Systems, Inc.	100	6,745
Keyence Corp.	1,200	577,133
Nabtesco Corp.	200	9,002
Omron Corp.	400	30,364
SMC Corp.	700	406,675
THK Co., Ltd.	300	10,218
Yaskawa Electric Corp.	400	18,465

		1,127,770

Industrial Gases — 0.2%
Air Liquide SA	812	136,765
Linde PLC (DAX)	751	214,666
Linde PLC (NYSE)	1,513	433,241
Nippon Sanso Holdings Corp.	400	7,523

		792,195

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,616	360,433
Mettler-Toledo International, Inc.†	107	140,525

		500,958

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	1,642	222,819

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	81,400	1,034,787
Aviva PLC	6,732	37,202
AXA SA	3,564	100,827
Baloise Holding AG	83	14,035
Challenger, Ltd.	984	3,880
Dai-ichi Life Holdings, Inc.	1,900	34,197
Great Eastern Holdings, Ltd.	200	3,448
Japan Post Holdings Co., Ltd.	2,600	21,839
Japan Post Insurance Co., Ltd.	200	3,856
Legal & General Group PLC	114,333	430,278
M&G PLC	4,456	13,370
NN Group NV	566	28,294
Phoenix Group Holdings PLC	1,405	13,800
Prudential PLC	4,472	94,727
Suncorp Group, Ltd.	2,194	17,770
Swiss Life Holding AG	54	26,328
T&D Holdings, Inc.	1,000	12,260

		1,890,898

Insurance-Multi-line — 1.2%
Aegon NV	2,417	11,238
Ageas SA/NV	316	19,136
Allianz SE	4,403	1,145,504
Assicurazioni Generali SpA†	2,148	43,185
Chubb, Ltd.	3,448	591,642
CNA Financial Corp.	2,285	107,235
Direct Line Insurance Group PLC	2,338	9,207
Hartford Financial Services Group, Inc.	5,366	353,941
Loews Corp.	11,491	640,623
Mapfre SA	1,689	3,635
Medibank Private, Ltd.	4,720	11,204
Ping An Insurance Group Co. of China, Ltd.	53,500	584,539
Sampo Oyj, Class A	865	41,166
Storebrand ASA	802	7,677
Talanx AG	90	3,796
UnipolSai Assicurazioni SpA	749	2,333
Vienna Insurance Group AG Wiener Versicherung Gruppe	49	1,314
Zurich Insurance Group AG	1,028	421,877

		3,999,252

Insurance-Property/Casualty — 0.7%
Admiral Group PLC	442	19,098
Alleghany Corp.†	332	225,418
Berkshire Hathaway, Inc., Class B†	3,454	949,677
Gjensidige Forsikring ASA	325	7,405
Hiscox, Ltd.†	606	6,800
Insurance Australia Group, Ltd.	4,224	15,926
MS&AD Insurance Group Holdings, Inc.	800	22,664
Progressive Corp.	4,571	460,483
QBE Insurance Group, Ltd.	2,521	19,104
RSA Insurance Group PLC	1,775	16,728
Sompo Holdings, Inc.	600	22,305
Tokio Marine Holdings, Inc.	1,200	57,499
Travelers Cos., Inc.	4,023	622,197
Tryg A/S	379	8,666

		2,453,970

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	565	257,646
Hannover Rueck SE	104	19,227
Muenchener Rueckversicherungs-Gesellschaft AG	241	69,706
Swiss Re AG	484	44,996

		391,575

Internet Application Software — 0.1%
Okta, Inc.†	190	51,243
Shopify, Inc., Class A†	105	124,164

		175,407

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,081	676,491
Netflix, Inc.†	945	485,229
Pinterest, Inc., Class A†	932	61,857
Roku, Inc.†	330	113,180
Snap, Inc., Class A†	1,886	116,593

		1,453,350

Internet Content-Information/News — 0.3%
Adevinta ASA†	400	7,319
Kakaku.com, Inc.	300	8,158
M3, Inc.	700	48,414
Prosus NV	724	78,503
SEEK, Ltd.†	604	14,426
Tencent Holdings, Ltd.	10,700	855,712

		1,012,532

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	2,164	122,612
Entain PLC†	1,002	23,398

		146,010

Internet Security — 0.0%
Trend Micro, Inc.	200	9,509

Investment Companies — 0.1%
Aker ASA, Class A	40	2,983
EXOR NV	195	16,064
Groupe Bruxelles Lambert SA	201	21,980
HAL Trust	144	25,792
Industrivarden AB, Class A	274	10,512
Industrivarden AB, Class C	288	10,399
Investor AB, Class A	273	23,217
Investor AB, Class B	780	66,254
Kinnevik AB, Class B	414	22,885
L E Lundbergforetagen AB, Class B	110	6,287
Melrose Industries PLC	8,325	18,743
Sofina SA	27	10,262
Washington H. Soul Pattinson & Co., Ltd.	213	4,973

		240,351

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,395	360,468
AMP, Ltd.	5,888	5,058
Amundi SA†*	95	8,462
BlackRock, Inc.	185	151,570
Hargreaves Lansdown PLC	471	11,181
Invesco, Ltd.	4,975	134,325
Julius Baer Group, Ltd.	383	24,127

Magellan Financial Group, Ltd.	245	9,162
Matsui Securities Co., Ltd.	100	785
Schroders PLC (Non-Voting)†	79	2,874
Schroders PLC	214	10,660
St James’s Place PLC	923	17,361
Standard Life Aberdeen PLC	3,741	14,350
T. Rowe Price Group, Inc.	1,487	266,470

		1,016,853

Leisure Products — 0.0%
Yamaha Corp.	400	21,789

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	700	7,582
Techtronic Industries Co., Ltd.	3,000	54,270

		61,852

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	1,073	23,263
Epiroc AB, Class B	669	13,129
Hitachi Construction Machinery Co., Ltd.	200	6,144
Komatsu, Ltd.	1,700	49,897
Sandvik AB	1,871	46,217
Weir Group PLC†	445	11,789

		150,439

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	300	13,667
Hitachi, Ltd.	1,700	83,753
Konecranes OYJ	110	5,067
Mitsubishi Electric Corp.	3,700	56,988
Mitsubishi Heavy Industries, Ltd.	600	17,814
Schindler Holding AG (Participation Certificate)	69	19,626
Schindler Holding AG	33	9,177
Siemens Energy AG†	685	22,892

		228,984

Machinery-Farming — 0.1%
CNH Industrial NV	1,707	25,473
Deere & Co.	511	189,504
Husqvarna AB, Class A	32	450
Husqvarna AB, Class B	708	9,860
Kubota Corp.	1,900	44,704

		269,991

Machinery-General Industrial — 0.4%
ANDRITZ AG	122	6,628
Atlas Copco AB, Class A	7,853	476,044
Atlas Copco AB, Class B	669	34,745
GEA Group AG	282	12,377
Hexagon AB, Class B	482	45,967
Kone Oyj, Class B	5,253	412,800
Kongsberg Gruppen ASA	154	3,888
Middleby Corp.†	713	129,281
Neles Oyj	219	3,190
Otis Worldwide Corp.	1,046	81,452
Spirax-Sarco Engineering PLC	127	20,719
Sumitomo Heavy Industries, Ltd.	200	5,796

		1,232,887

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	19,817
KION Group AG	124	12,365

		32,182

Machinery-Pumps — 0.3%
Dover Corp.	3,260	486,359
Ingersoll Rand, Inc.†	7,960	393,304

		879,663

Medical Instruments — 0.6%
Alcon, Inc.	857	64,332
Ambu A/S, Class B	220	12,311
Asahi Intecc Co., Ltd.	400	10,774
Boston Scientific Corp.†	21,477	936,397
Demant A/S†	129	6,450
Elekta AB, Series B	631	8,444
Getinge AB, Class B	374	12,693
Intuitive Surgical, Inc.†	524	453,260
Medtronic PLC	2,399	314,077
Olympus Corp.	2,200	45,260

		1,863,998

Medical Labs & Testing Services — 0.2%
BioMerieux	70	8,327
Catalent, Inc.†	1,468	165,106
Eurofins Scientific SE†	210	20,786
Lonza Group AG	607	386,254
PeptiDream, Inc.†	200	8,577

		589,050

Medical Products — 0.3%
Cochlear, Ltd.	112	19,169
Coloplast A/S, Class B	159	26,309
ConvaTec Group PLC*	2,748	8,286
Cooper Cos., Inc.	319	131,074
GN Store Nord A/S	191	17,242
Koninklijke Philips NV†	1,565	88,186
Sartorius Stedim Biotech	41	18,838
Smith & Nephew PLC	1,517	32,893
Sonova Holding AG†	92	27,232
Straumann Holding AG	19	27,248
Terumo Corp.	1,200	45,393
Zimmer Biomet Holdings, Inc.	2,281	404,102

		845,972

Medical-Biomedical/Gene — 0.6%
Alnylam Pharmaceuticals, Inc.†	510	71,726
Amgen, Inc.	1,201	287,808
Argenx SE (BSE)†	60	17,265
Argenx SE (XAMS)†	28	8,093
Biogen, Inc.†	889	237,656
CSL, Ltd.	780	162,610
Exact Sciences Corp.†	965	127,206
Exelixis, Inc.†	4,032	99,268
Genmab A/S†	89	32,835
H. Lundbeck A/S	76	2,340
Regeneron Pharmaceuticals, Inc.†	1,101	529,911
Royalty Pharma PLC, Class A	2,479	109,076
Swedish Orphan Biovitrum AB†	241	4,100
Vertex Pharmaceuticals, Inc.†	895	195,289

		1,885,183

Medical-Drugs — 2.4%
AbbVie, Inc.	15,292	1,705,058
Astellas Pharma, Inc.	3,100	46,555
AstraZeneca PLC	2,250	239,705
Bayer AG	1,684	108,936
Bristol-Myers Squibb Co.	22,889	1,428,731
Chugai Pharmaceutical Co., Ltd.	1,000	37,573
Daiichi Sankyo Co., Ltd.	3,100	79,095
Eisai Co., Ltd.	500	32,651
Eli Lilly & Co.	2,798	511,390
Galapagos NV†	81	6,314
GlaxoSmithKline PLC	8,584	158,779

Grifols SA	503	13,637
Grifols SA, Class B (Preference Shares)	447	7,921
Hikma Pharmaceuticals PLC	275	9,273
Hisamitsu Pharmaceutical Co., Inc.	100	5,823
Horizon Therapeutics PLC†	1,324	125,277
Ipsen SA	68	6,575
Jazz Pharmaceuticals PLC†	642	105,545
Johnson & Johnson	3,160	514,227
Kobayashi Pharmaceutical Co., Ltd.	100	8,926
Kyowa Kirin Co., Ltd.	400	12,163
Merck & Co., Inc.	2,664	198,468
Merck KGaA	222	39,079
Nippon Shinyaku Co., Ltd.	100	6,741
Novartis AG	4,227	361,064
Novo Nordisk A/S, Class B	15,565	1,150,426
Ono Pharmaceutical Co., Ltd.	800	20,147
Orion Oyj, Class A†	52	2,303
Orion Oyj, Class B	181	8,021
Otsuka Holdings Co., Ltd.	900	34,634
Pfizer, Inc.	4,332	167,432
Recordati Industria Chimica e Farmaceutica SpA	172	9,477
Roche Holding AG (BR)	46	15,974
Roche Holding AG (NES)	1,203	391,949
Sanofi	1,964	205,946
Santen Pharmaceutical Co., Ltd.	600	7,689
Shionogi & Co., Ltd.	500	26,304
Sumitomo Dainippon Pharma Co., Ltd.	400	6,939
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,895
Takeda Pharmaceutical Co., Ltd.	2,700	90,304
Tsumura & Co.	200	6,665
UCB SA	217	20,119
Vifor Pharma AG	74	10,667

		7,950,397

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd.†	1,456	15,565
Viatris, Inc.†	10,192	135,554

		151,119

Medical-HMO — 0.4%
UnitedHealth Group, Inc.	3,015	1,202,382

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	923	185,579
Mediclinic International PLC†	821	3,479
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	317	16,464

		205,522

Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	300	5,373
AmerisourceBergen Corp.	2,126	256,821
Amplifon SpA†	143	6,037
McKesson Corp.	696	130,541
Medipal Holdings Corp.	300	5,514
Suzuken Co., Ltd.	100	3,603

		407,889

Metal Processors & Fabrication — 0.1%
NSK, Ltd.	800	7,359
SKF AB, Class B	13,472	347,979

		355,338

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	500	14,097

Metal-Aluminum — 0.0%
Alumina, Ltd.	4,027	5,345
Norsk Hydro ASA	2,340	14,949
South32, Ltd.	8,193	18,188

		38,482

Metal-Copper — 0.1%
Antofagasta PLC	591	15,241
Freeport-McMoRan, Inc.	4,304	162,304

		177,545

Metal-Diversified — 0.3%
Anglo American PLC	12,325	523,359
Boliden AB	468	18,239
Glencore PLC	18,745	76,351
Mitsubishi Materials Corp.	300	6,725
Rio Tinto PLC	4,171	350,537
Rio Tinto, Ltd.	637	59,567

		1,034,778

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,849	49,608

Miscellaneous Manufacturing — 0.0%
Alstom SA†	483	26,378

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	300	11,945

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	818	22,578

Multimedia — 0.1%
Bollore SA	1,566	7,904
Informa PLC†	2,574	19,977
Pearson PLC	1,292	14,815
Vivendi SE	1,484	51,729
Walt Disney Co.†	675	125,564

		219,989

Networking Products — 0.1%
Cisco Systems, Inc.	3,891	198,091
Nokia Oyj†	9,726	46,082
Telefonaktiebolaget LM Ericsson, Class A†	76	1,046
Telefonaktiebolaget LM Ericsson, Class B	4,581	62,975

		308,194

Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	2,414
Canon, Inc.	1,900	45,022
FUJIFILM Holdings Corp.	700	45,419
Ricoh Co., Ltd.	1,100	11,701
Seiko Epson Corp.	500	8,506
Zebra Technologies Corp., Class A†	350	170,709

		283,771

Oil Companies-Exploration & Production — 0.5%
Aker BP ASA	185	5,272
Cabot Oil & Gas Corp.	6,347	105,804
ConocoPhillips	19,840	1,014,618
Diamondback Energy, Inc.	1,588	129,787
Inpex Corp.	1,800	12,189
Lundin Energy AB	328	10,470
Pioneer Natural Resources Co.	1,598	245,820
Santos, Ltd.	3,212	17,252
Woodside Petroleum, Ltd.	1,648	28,793

		1,570,005

Oil Companies-Integrated — 0.4%
BP PLC	84,261	351,746
Chevron Corp.	3,286	338,688
Eni SpA	4,324	51,594
Equinor ASA	1,842	37,258
Galp Energia SGPS SA	779	8,974
OMV AG	247	12,142

Repsol SA	2,472	29,465
Royal Dutch Shell PLC, Class A	7,027	131,992
Royal Dutch Shell PLC, Class B	6,350	113,698
TOTAL SE	4,282	189,577

		1,265,134

Oil Refining & Marketing — 0.2%
Ampol, Ltd.	409	8,057
DCC PLC	174	15,096
ENEOS Holdings, Inc.	5,500	23,592
Idemitsu Kosan Co., Ltd.	400	9,540
Marathon Petroleum Corp.	4,828	268,678
Neste Oyj	738	44,778
Phillips 66	3,300	267,003

		636,744

Oil-Field Services — 0.0%
Subsea 7 SA	390	3,963

Optical Supplies — 0.0%
EssilorLuxottica SA	512	85,174

Paper & Related Products — 0.0%
Mondi PLC	832	22,570
Oji Holdings Corp.	1,800	11,355
Smurfit Kappa Group PLC	442	22,610
Stora Enso Oyj, Class A	88	1,830
Stora Enso Oyj, Class R	1,050	20,099
Svenska Cellulosa AB SCA, Class A†	38	685
Svenska Cellulosa AB SCA, Class B	1,028	18,036
UPM-Kymmene Oyj	915	35,790

		132,975

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	256	75,576

Petrochemicals — 0.1%
LG Chem, Ltd.	462	386,072
Mitsui Chemicals, Inc.	300	9,450

		395,522

Pharmacy Services — 0.4%
Cigna Corp.	3,644	907,393
CVS Health Corp.	3,543	270,685

		1,178,078

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	4,695

Pipelines — 0.2%
APA Group	2,021	15,622
Equitrans Midstream Corp.	9,367	76,435
Kinder Morgan, Inc.	19,445	331,537
Koninklijke Vopak NV	113	5,176
Williams Cos., Inc.	10,311	251,176

		679,946

Power Converter/Supply Equipment — 0.5%
ABB, Ltd.	3,269	106,120
Generac Holdings, Inc.†	684	221,582
Schneider Electric SE	7,702	1,231,410

		1,559,112

Precious Metals — 0.0%
Polymetal International PLC	477	9,850

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	500	9,939
Toppan Printing Co., Ltd.	500	8,527

		18,466

Private Equity — 0.1%
3i Group PLC	1,668	29,523
Blackstone Group, Inc., Class A	1,837	162,556
Brookfield Asset Management, Inc., Class A	2,616	119,237
EQT AB	360	12,181
Partners Group Holding AG	32	45,709

		369,206

Public Thoroughfares — 0.0%
Atlantia SpA†	863	16,872
Transurban Group	4,691	51,253

		68,125

Publishing-Books — 0.0%
Fuji Media Holdings, Inc.	100	1,212

Publishing-Newspapers — 0.0%
Schibsted ASA, Class A†	137	6,894
Schibsted ASA, Class B†	173	7,576

		14,470

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	460	41,639

Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,136	232,301

Real Estate Investment Trusts — 1.3%
Advance Residence Investment Corp.	3	9,562
American Homes 4 Rent, Class A	6,858	254,020
Ascendas Real Estate Investment Trust	5,372	12,541
British Land Co. PLC	1,607	11,501
Brixmor Property Group, Inc.	12,564	280,680
CapitaLand Integrated Commercial Trust	7,720	12,477
Covivio	82	7,325
Daiwa House REIT Investment Corp.	3	8,048
Derwent London PLC	192	8,827
Dexus	1,861	14,592
EastGroup Properties, Inc.	1,330	211,018
Federal Realty Investment Trust	1,975	222,859
Gecina SA	93	13,599
GLP J-REIT	7	11,729
Goodman Group	2,880	41,991
GPT Group	3,338	11,893
Japan Metropolitan Fund Investment Corp.	11	10,842
Japan Prime Realty Investment Corp.	2	8,137
Japan Real Estate Investment Corp.	3	18,615
Keppel REIT	3,300	3,074
Kimco Realty Corp.	14,302	300,342
Lamar Advertising Co., Class A	652	64,574
Land Securities Group PLC	1,287	12,807
Link REIT	3,500	33,072
Mapletree Commercial Trust	3,700	6,091
Mapletree North Asia Commercial Trust	2,600	2,129
Mid-America Apartment Communities, Inc.	2,190	344,553
Mirvac Group	6,748	14,002
Nippon Building Fund, Inc.	3	19,714
Nippon Prologis REIT, Inc.	4	12,840
Nomura Real Estate Master Fund, Inc.	9	14,250
Orix JREIT, Inc.	4	7,059
Prologis, Inc.	8,562	997,730
Public Storage	1,377	387,157
Rayonier, Inc.	8,569	310,883
Scentre Group	8,895	18,621
Segro PLC	2,042	28,351
Stockland	4,090	14,766
Sun Communities, Inc.	1,105	184,347
Suntec Real Estate Investment Trust	3,600	4,137
Unibail-Rodamco-Westfield†	238	19,648
United Urban Investment Corp.	5	7,478

Vicinity Centres	6,630	8,088
Welltower, Inc.	1,290	96,789
Weyerhaeuser Co.	6,879	266,699

		4,349,457

Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	200	3,174
CBRE Group, Inc., Class A†	4,174	355,625
Daito Trust Construction Co., Ltd.	100	10,637
Deutsche Wohnen SE	616	33,368
ESR Cayman, Ltd.†*	1,800	6,136
Fabege AB	464	6,919
Fastighets AB Balder, Class B†	174	10,040
Mitsubishi Estate Co., Ltd.	2,400	39,452
REA Group, Ltd.	86	10,504
Vonovia SE	969	63,726

		539,581

Real Estate Operations & Development — 0.1%
Aroundtown SA	2,055	15,819
Azrieli Group, Ltd.	45	3,160
CapitaLand, Ltd.	4,300	12,002
Castellum AB	419	10,203
CK Asset Holdings, Ltd.	4,500	28,216
Frasers Property, Ltd.	700	653
Hang Lung Properties, Ltd.	3,000	8,172
Henderson Land Development Co., Ltd.	2,000	8,887
Hulic Co., Ltd.	800	9,111
Hysan Development Co., Ltd.	1,000	3,766
Kerry Properties, Ltd.	1,000	3,371
Mitsui Fudosan Co., Ltd.	7,500	162,734
New World Development Co., Ltd.	2,750	14,534
Nomura Real Estate Holdings, Inc.	100	2,462
Sino Land Co., Ltd.	4,000	5,934
Sumitomo Realty & Development Co., Ltd.	800	26,650
Sun Hung Kai Properties, Ltd.	2,500	37,738
Swire Properties, Ltd.	1,800	5,375
Tokyo Tatemono Co., Ltd.	300	4,431
Tokyu Fudosan Holdings Corp.	700	3,890
UOL Group, Ltd.	800	4,623
Wharf Real Estate Investment Co., Ltd.	3,000	17,237

		388,968

Recreational Vehicles — 0.0%
Yamaha Motor Co., Ltd.	500	12,494

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	770	49,445

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	400	56,663

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	988	25,401

Retail-Apparel/Shoe — 0.3%
ABC-Mart, Inc.	100	5,348
Fast Retailing Co., Ltd.	100	82,151
Gap, Inc.	6,677	221,009
Hennes & Mauritz AB, Class B†	1,302	32,095
Industria de Diseno Textil SA	11,323	403,120
JD Sports Fashion PLC†	849	10,764
Moncler SpA†	340	20,899
Next PLC†	227	24,477
Ross Stores, Inc.	2,000	261,880
Salvatore Ferragamo SpA†	115	2,466
Workman Co., Ltd.	100	6,534
Zalando SE†*	285	29,646

		1,100,389

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	382	559,294
O’Reilly Automotive, Inc.†	1,233	681,701

		1,240,995

Retail-Automobile — 0.0%
CarMax, Inc.†	1,053	140,302
USS Co., Ltd.	300	5,441

		145,743

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,865	47,222

Retail-Building Products — 0.4%
Home Depot, Inc.	1,199	388,080
Kingfisher PLC†	3,616	17,841
Lowe’s Cos., Inc.	4,023	789,514
Nitori Holdings Co., Ltd.	200	35,845
Reece, Ltd.	487	7,617
Wesfarmers, Ltd.	1,942	81,025
Wickes Group PLC†	315	1,087

		1,321,009

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,519	292,884
K’s Holdings Corp.†	300	4,095
Yamada Holdings Co., Ltd.	1,300	6,473

		303,452

Retail-Convenience Store — 0.0%
Lawson, Inc.	200	8,974

Retail-Discount — 0.1%
Aeon Co., Ltd.	1,500	40,954
Dollar General Corp.	843	181,034
Harvey Norman Holdings, Ltd.	1,175	4,772
Pan Pacific International Holdings Corp.	1,000	21,555
Seria Co., Ltd.	100	3,627

		251,942

Retail-Drug Store — 0.0%
Matsumotokiyoshi Holdings Co., Ltd.	100	4,025
Sundrug Co., Ltd.	100	3,409
Tsuruha Holdings, Inc.	100	11,558
Welcia Holdings Co., Ltd.	200	6,242

		25,234

Retail-Gardening Products — 0.1%
Tractor Supply Co.	953	179,736

Retail-Jewelry — 0.0%
Chow Tai Fook Jewellery Group, Ltd.	3,600	5,801
Cie Financiere Richemont SA	894	91,734
Pandora A/S†	133	15,085
Swatch Group AG (TRQX)	94	5,637
Swatch Group AG (XEGT)	49	15,027

		133,284

Retail-Major Department Stores — 0.0%
Marui Group Co., Ltd.	400	7,492

Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	3,977
J. Front Retailing Co., Ltd.	400	3,809
Ryohin Keikaku Co., Ltd.	500	10,529

		18,315

Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	2,134	297,480

Retail-Regional Department Stores — 0.0%
Isetan Mitsukoshi Holdings, Ltd.	600	4,185
Kohl’s Corp.	2,365	138,731

		142,916

Retail-Restaurants — 0.3%
Domino’s Pizza Enterprises, Ltd.	108	8,857
McDonald’s Corp.	2,476	584,534
McDonald’s Holdings Co. Japan, Ltd.	100	4,565
Yum! Brands, Inc.	4,741	566,644

		1,164,600

Retail-Vision Service Center — 0.0%
GrandVision NV†*	101	3,267
National Vision Holdings, Inc.†	1,568	79,043

		82,310

Retirement/Aged Care — 0.0%
China Evergrande New Energy Vehicle Group, Ltd.†	3,500	26,909
Ryman Healthcare, Ltd.	711	7,220

		34,129

Rubber-Tires — 0.0%
Bridgestone Corp.	1,100	44,082
Cie Generale des Etablissements Michelin SCA	306	44,264
Continental AG†	186	25,194
Nokian Renkaat Oyj	221	8,230
Pirelli & C SpA†*	754	4,237
Sumitomo Rubber Industries, Ltd.	200	2,475
Yokohama Rubber Co., Ltd.	300	5,579

		134,061

Rubber/Plastic Products — 0.0%
Hexpol AB	446	5,509

Schools — 0.0%
Benesse Holdings, Inc.	100	2,209

Security Services — 0.0%
Secom Co., Ltd.	400	33,232
Securitas AB, Class B	549	9,359
Sohgo Security Services Co., Ltd.	100	4,379

		46,970

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	10,703	1,639,271
NXP Semiconductors NV	4,270	822,018
QUALCOMM, Inc.	2,127	295,228
Renesas Electronics Corp.†	1,600	18,615
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,980	931,585

		3,706,717

Semiconductor Equipment — 0.9%
Advantest Corp.	400	37,843
Applied Materials, Inc.	1,564	207,558
ASM Pacific Technology, Ltd.	500	7,553
ASML Holding NV (XAMS)	2,432	1,583,368
ASML Holding NV (NASDAQ)	355	230,076
Entegris, Inc.	1,557	175,287
Lam Research Corp.	708	439,279
Lasertec Corp.†	100	17,529
Teradyne, Inc.	885	110,696
Tokyo Electron, Ltd.	300	132,137

		2,941,326

Shipbuilding — 0.0%
Wartsila Oyj Abp	832	10,761

Silver Mining — 0.0%
Fresnillo PLC	315	3,582

Soap & Cleaning Preparation — 0.2%
Henkel AG & Co. KGaA	169	16,827
Henkel AG & Co. KGaA (Preference Shares)	306	35,147
Reckitt Benckiser Group PLC	6,123	545,790

		597,764

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	200	5,011
Tenaris SA	809	8,692

		13,703

Steel-Producers — 0.0%
ArcelorMittal SA†	1,191	34,738
BlueScope Steel, Ltd.	863	14,395
Evraz PLC	923	8,186
JFE Holdings, Inc.	900	11,806
Nippon Steel Corp.	1,600	27,850
SSAB AB, Class A†	299	1,626
SSAB AB, Class B†	1,070	5,381
voestalpine AG	190	8,244

		112,226

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.†	300	5,821

Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	5,000	7,257
PCCW, Ltd.	6,000	3,474
Singapore Telecommunications, Ltd.	11,900	22,398
Telenor ASA	1,104	19,701

		52,830

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	16,506	271,524
NICE, Ltd.†	87	21,029

		292,553

Telephone-Integrated — 0.4%
Bezeq The Israeli Telecommunication Corp., Ltd.†	2,571	2,791
BT Group PLC†	15,031	34,233
Deutsche Telekom AG	5,549	106,879
Elisa Oyj	258	14,642
KDDI Corp.	2,800	84,733
Koninklijke KPN NV	6,050	20,842
Nippon Telegraph & Telephone Corp.	2,300	57,914
Proximus SADP	266	5,669
SoftBank Group Corp.	2,900	261,656
Swisscom AG	45	24,404
Telecom Italia SpA	19,964	10,981
Telecom Italia SpA (RSP)	10,330	6,075
Telefonica Deutschland Holding AG	1,580	4,594
Telefonica SA	8,997	41,731
Telekom Austria AG†	240	1,962
Telia Co., AB	4,204	17,420
Verizon Communications, Inc.	10,593	612,170

		1,308,696

Television — 0.1%
ITV PLC†	6,208	10,383
Nexstar Media Group, Inc., Class A	1,586	233,792
RTL Group SA	63	3,704

		247,879

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,513	1,138,761

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,593	327,361

Textile-Products — 0.0%
Teijin, Ltd.	300	4,933

Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	1,080	60,264

Tobacco — 0.1%
British American Tobacco PLC	3,914	145,223
Imperial Brands PLC	1,627	33,864
Japan Tobacco, Inc.	1,900	35,547
Philip Morris International, Inc.	2,494	236,930
Swedish Match AB	278	22,830

		474,394

Tools-Hand Held — 0.3%
Makita Corp.	500	22,493
Stanley Black & Decker, Inc.	4,421	914,130

		936,623

Toys — 0.0%
Bandai Namco Holdings, Inc.	400	29,336
Nintendo Co., Ltd.	200	114,584

		143,920

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	5	11,751
AP Moller - Maersk A/S, Series B	9	22,342
Mitsui OSK Lines, Ltd.	300	12,060
Nippon Yusen KK	300	11,785

		57,938

Transport-Rail — 0.6%
Aurizon Holdings, Ltd.	3,178	9,191
Canadian National Railway Co.	3,908	420,735
Central Japan Railway Co.	400	58,460
East Japan Railway Co.	600	41,019
Getlink SE†	744	11,831
Hankyu Hanshin Holdings, Inc.	500	15,736
Keihan Holdings Co., Ltd.	200	7,295
Keikyu Corp.	500	6,398
Keio Corp.	200	13,003
Keisei Electric Railway Co., Ltd.	300	9,354
Kintetsu Group Holdings Co., Ltd.†	300	10,721
MTR Corp., Ltd.	2,000	11,138
Nagoya Railroad Co., Ltd.†	300	6,881
Nankai Electric Railway Co., Ltd.†	100	2,208
Norfolk Southern Corp.	4,933	1,377,491
Odakyu Electric Railway Co., Ltd.	500	13,521
Seibu Holdings, Inc.†	500	5,383
Tobu Railway Co., Ltd.	400	10,283
Tokyu Corp.	900	11,576
West Japan Railway Co.	300	16,540

		2,058,764

Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	3,400	4,389
Deutsche Post AG	1,678	98,754
DSV PANALPINA A/S	273	60,780
FedEx Corp.	325	94,351
Kamigumi Co., Ltd.	200	3,891
Kuehne & Nagel International AG	86	25,705
Kyushu Railway Co.	200	4,490
Mitsubishi Logistics Corp.	100	2,971
Nippon Express Co., Ltd.	200	15,288
Oesterreichische Post AG	54	2,392
Poste Italiane SpA*	784	10,300
Royal Mail PLC†	1,713	11,732
SG Holdings Co., Ltd.	900	20,424
Yamato Holdings Co., Ltd.	600	16,944

		372,411

Transport-Truck — 0.0%
Old Dominion Freight Line, Inc.	578	149,014

Travel Services — 0.0%
TUI AG†	1,413	8,417

Water — 0.0%
Severn Trent PLC	416	14,228
Suez SA	699	16,695
United Utilities Group PLC	1,168	15,615
Veolia Environnement SA	913	29,071

		75,609

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	9,227

Web Portals/ISP — 1.3%
Alphabet, Inc., Class A†	675	1,588,613
Alphabet, Inc., Class C†	1,102	2,655,952
Iliad SA	26	4,723
United Internet AG	196	8,258
Z Holdings Corp.	4,200	19,373

		4,276,919

Wire & Cable Products — 0.0%
Prysmian SpA	459	14,369

Total Common Stocks (cost $132,824,442)		164,729,585

REGISTERED INVESTMENT COMPANIES — 6.3%
JPMorgan Emerging Markets Equity Fund, Class R6	106,662	4,693,127
JPMorgan High Yield Fund, Class R6	1,359,742	9,844,534
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	819,159	6,487,736

Total Registered Investment Companies (cost $18,878,857)		21,025,397

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.0%
Wells Fargo & Co. 3.90% due 03/15/2026(2)	$100,000	102,240

Diversified Banking Institutions — 0.1%
Citigroup, Inc. 4.00% due 12/10/2025(2)	50,000	50,640
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	200,000	220,000

		270,640

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	65,000	69,225
BP Capital Markets PLC 4.88% due 03/22/2030(2)	100,000	107,125

		176,350

Total Preferred Securities/Capital Securities (cost $526,260)		549,230

ASSET BACKED SECURITIES — 6.7%
Diversified Financial Services — 6.7%
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	750,000	749,515

American Credit Acceptance Receivables Trust Series 2021-1, Class C 0.83% due 03/15/2027*	593,000	592,658
American Credit Acceptance Receivables Trust Series 2021-2, Class C 0.97% due 07/13/2027*	329,000	329,220
American Credit Acceptance Receivables Trust Series 2020-4, Class C 1.31% due 12/14/2026*	300,000	303,106
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	275,206
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	190,434
American Credit Acceptance Receivables Trust Series 2019-3, Class D 2.89% due 09/12/2025*	135,000	138,804
American Credit Acceptance Receivables Trust Series 2018-2, Class D 4.07% due 07/10/2024*	177,101	180,672
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	51,747
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	50,681	51,104
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(3)(4)	86,642	87,346
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	99,982	101,875
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(3)(4)	103,789	103,981
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	52,410	53,515
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.23% due 08/10/2038*(4)(5)	100,000	113,788
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	100,000	96,110
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	193,831
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	105,867
BANK Series 2019-BN19, Class A2 2.93% due 08/15/2061(5)	205,000	216,647
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	47,811
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	191,247
BANK VRS Series 2019-BN16, Class C 4.79% due 02/15/2052(4)(5)	200,000	221,187
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.12% (1 ML+1.00%) due 07/15/2037*(5)	70,000	69,957
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.94% (1 ML+0.82%) due 06/15/2035*(5)	130,000	129,354
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.79% (1 ML+0.67%) due 03/15/2037*(5)	270,000	270,290
BX Commercial Mtg. Trust Series 2020-VIV4, Class A 2.84% due 03/09/2044*(5)	265,000	272,624
BX Trust FRS Series 2018-EXCL, Class A 1.20% (1 ML+1.09%) due 09/15/2037*(5)	181,477	176,714
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	130,085
BXP Trust VRS Series 2017-GM, Class B 3.54% due 06/13/2039*(4)(5)	260,000	279,258
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	100,785	101,038
CCUBS Commercial Mtg. Trust VRS Series 2017-C1, Class C 4.54% due 11/15/2050(4)(5)	60,000	64,832
CD Mtg. Trust VRS Series 2016-CD1, Class C 3.63% due 08/10/2049(4)(5)	70,000	69,379
CD Mtg. Trust VRS Series 2016-CD2, Class C 4.16% due 11/10/2049(4)(5)	130,000	133,817
CFCRE Commercial Mtg. Trust Series 2016-C6, Class B 3.80% due 11/10/2049(5)	170,000	178,383
CIM Trust FRS Series 2019-INV1, Class A2 1.11% (1 ML+1.00%) due 02/25/2049*(3)	30,405	30,413
Citigroup Mtg. Loan Trust, Inc. VRS Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)(4)	88,871	66,446
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	366,989
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	106,047
COMM Mtg. Trust VRS Series 2014-CR19, Class C 4.87% due 08/10/2047(4)(5)	285,000	301,513
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.89% due 02/10/2047(4)(5)	100,000	107,956

COMM Mtg. Trust VRS Series 2013-CR10, Class C 4.95% due 08/10/2046*(4)(5)	350,000	371,743
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.61% (1 ML+0.50%) due 02/25/2044*	60,811	60,399
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.32% (1 ML+0.20%) due 07/20/2046(3)	129,173	99,339
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	159,716	126,372
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	16,570	13,743
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	273,000	273,243
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class AS 3.08% due 03/15/2054(4)(5)	350,000	361,936
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class C 3.85% due 03/15/2054(4)(5)	245,000	252,005
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 4.08% due 12/15/2052(4)(5)	175,000	183,544
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.92% (1 ML+0.80%) due 05/15/2035*(5)	153,143	153,189
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 1.00% (1 ML+0.89%) due 05/15/2035*(5)	92,814	92,813
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	227,470
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(4)	113,657	114,124
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	44,880	45,039
DOLP Trust Series 2021-NYC, Class A 2.96% due 05/10/2041*(5)	380,000	394,628
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	82,172
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	118,000	117,831
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	108,000	108,089
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	501,370
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	73,000	74,321
DT Auto Owner Trust Series 2019-3A, ClassC 2.74% due 04/15/2025*	310,000	314,755
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	118,336
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	510,000	509,524
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	586,470
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	119,000	120,356
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	180,000	183,723
Exeter Automobile Receivables Trust Series 2019-3A, Class C 2.79% due 05/15/2024*	1,115,000	1,133,327
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	107,926
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	116,590
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 0.96% (1 ML+0.86%) due 06/25/2034	41,560	41,556
Flagship Credit Auto Trust Series 2019-4, Class C 2.77% due 12/15/2025*	360,000	373,640
Flagship Credit Auto Trust Series 2019-2, Class C 3.09% due 05/15/2025*	195,000	202,172
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	317,266
GPMT, Inc. FRS Series 2018-FL1, Class A 1.01% (1 ML+0.90%) due 11/21/2035*(5)	45,105	45,000
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	174,304
GS Mtg. Securities Trust Series 2019-GC38, Class A2 3.87% due 02/10/2052(5)	80,000	85,353
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.43% (1 ML+0.16%) due 04/25/2036	181,226	139,788
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(3)(4)	37,057	37,243
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(3)(4)	43,333	43,781
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	132,915

JPMCC Commercial Mtg. Securities Trust VRS Series 2017-JP5, Class C 4.02% due 03/15/2050(4)(5)	70,000	73,633
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C7, Class C 4.31% due 10/15/2050(4)(5)	260,000	277,883
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2016-JP4, Class C 3.56% due 12/15/2049(4)(5)	60,000	59,443
KREF, Ltd. FRS Series 2018-FL1, Class A 1.22% (1 ML+1.10%) due 06/15/2036*	92,074	92,074
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	194,051	112,350
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	7,277	7,331
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	170,295
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(4)(5)	137,000	142,877
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	172,109	178,585
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	56,681
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2015-C21, Class B 3.85% due 03/15/2048(4)(5)	195,000	201,903
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2016-C31, Class B 3.88% due 11/15/2049(4)(5)	250,000	262,666
Morgan Stanley Capital I VRS Series 2017-HR2, Class C 4.36% due 12/15/2050(4)(5)	70,000	75,205
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	124,182
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.42% due 07/11/2040*(4)(5)	230,000	257,431
Morgan Stanley Capital I Trust VRS Series 2019-L2, Class C 5.14% due 03/15/2052(4)(5)	200,000	219,949
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	149,637
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	152,428
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(3)(4)	61,215	61,572
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.06% (1 ML+0.95%) due 01/25/2059*(3)	300,000	303,124
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	337,858
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	133,957
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.96% (1 ML+0.86%) due 11/25/2034	19,279	19,084
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.48% (1 ML+0.37%) due 08/25/2035	140,220	135,211
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	410,000	411,240
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	319,176
SG Commercial Mtg. Securities Trust Series 2016-C5, Class B 3.93% due 10/10/2048(5)	325,000	340,500
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	90,972	92,293
Tesla Auto Lease Trust Series 2021-A, Class B 1.02% due 03/20/2025*	128,000	127,995
Tesla Auto Lease Trust Series 2021-A, Class C 1.18% due 03/20/2025*	295,000	294,927
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	46,722	40,295
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	63,382
Wells Fargo Commercial Mtg. Trust Series 2016-NXS6, Class B 3.81% due 11/15/2049(5)	135,000	143,595
Wells Fargo Commercial Mtg. Trust VRS Series 2019-C49, Class C 4.87% due 03/15/2052(4)(5)	65,000	72,207
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	17,116	17,273
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	430,000	430,090
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	755,000	770,768
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	134,617

Total Asset Backed Securities (cost $22,639,196)		22,551,878

U.S. CORPORATE BONDS & NOTES — 13.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.63% due 05/01/2022	184,000	189,862

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	115,000	121,037

Aerospace/Defense — 0.6%
Boeing Co. Senior Notes 2.20% due 02/04/2026	290,000	290,296
Boeing Co. Senior Notes 2.75% due 02/01/2026	180,000	186,560
Boeing Co. Senior Notes 4.88% due 05/01/2025	165,000	185,212
Boeing Co. Senior Notes 5.04% due 05/01/2027	159,000	182,531
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	121,897
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,871
Raytheon Technologies Corp. Senior Notes 2.50% due 12/15/2022	83,000	85,403
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	324,000	345,841
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	380,000	431,192

		1,856,803

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	91,608
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	90,000	107,888

		199,496

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	88,346	91,013

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	68,000	67,751
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	62,000	69,064
Roper Technologies, Inc. Senior Notes 3.13% due 11/15/2022	24,000	24,831
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	110,000	116,861

		278,507

Auto-Cars/Light Trucks — 0.5%
BMW US Capital LLC Company Guar. Notes 3.80% due 04/06/2023*	100,000	106,309
Daimler Finance North America LLC Senior Notes 1.45% due 03/02/2026*	240,000	240,655
Daimler Finance North America LLC Company Guar. Notes 3.35% due 02/22/2023*	150,000	157,220
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	200,000	224,000
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	55,000	67,177
General Motors Co. Senior Notes 6.13% due 10/01/2025	13,000	15,423
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	60,000	63,120
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	32,446
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	249,000	250,248
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	70,000	68,813
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	105,000	107,804
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	217,524

		1,550,739

Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,925

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	72,537

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	20,000	22,165

Banks-Commercial — 0.2%
CIT Group, Inc. Sub. Notes 6.13% due 03/09/2028	85,000	103,063
Compass Bank Senior Notes 3.50% due 06/11/2021	250,000	250,156

SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	61,132
Truist Financial Corp. Senior Notes 1.27% due 03/02/2027	265,000	263,671

		678,022

Banks-Super Regional — 0.4%
Fifth Third Bancorp. Senior Notes 2.60% due 06/15/2022	140,000	143,335
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	295,000
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	310,716
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	375,000	392,138
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	245,000	247,464

		1,388,653

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	80,000	81,800

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co/The Senior Notes 2.25% due 01/05/2032	115,000	114,951
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	155,000	180,199

		295,150

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	295,715
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	61,732
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	141,322
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	45,000	51,531
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	63,247

		613,547

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	105,000	106,575
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	80,000	82,800
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	55,000	58,094

		247,469

Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	105,000	108,281

Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	50,000	52,125

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	156,984
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	210,000	196,286
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	138,640
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	40,000	38,439
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	119,366
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	47,044
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	215,000	207,727
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	455,000	476,613
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	70,000	60,148
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	30,000	27,676
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	90,000	93,357
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	200,000	221,000
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	125,000	135,258

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	80,000	82,616
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	85,000	92,007
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	70,265
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	95,709

		2,259,135

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	15,787
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	42,800
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	32,025

		90,612

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	59,500
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	70,000	85,838
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	65,000	63,942
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	250,000	275,380
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	200,000	217,860
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	48,094

		750,614

Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	35,000	36,006

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,086

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	50,000	53,313

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	80,000	82,015
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	70,000	73,768

		155,783

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	40,000	38,061

Computers — 0.1%
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	93,528
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	53,659

		147,187

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	120,000	130,500

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	45,000	47,306

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	79,500
Clorox Co. Senior Notes 3.05% due 09/15/2022	19,000	19,579
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	110,000	116,325
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	3,000	3,088

		218,492

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	32,000	34,080
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	55,071
LABL Escrow Issuer LLC Senior Sec. Notes 6.75% due 07/15/2026*	20,000	21,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	120,000	118,650

		229,351

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	29,000	28,950
Fidelity National Information Services, Inc. Senior Notes 1.15% due 03/01/2026	170,000	168,225

		197,175

Diagnostic Equipment — 0.0%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	105,000	109,987

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	140,000	133,000

Distribution/Wholesale — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	36,884

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 1.73% due 07/22/2027	545,000	549,781
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	110,000	115,466
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	160,958
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	260,000	262,022
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	45,000	42,252
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	33,000	33,655
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	74,000	80,101
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	550,000	589,559
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,267
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	155,098
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	277,898
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	150,000	150,433
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	111,014
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	509,605
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	820,279
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	257,000	261,898
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	48,670
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	105,618
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	115,000	128,197
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023	112,000	112,133
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	115,000	109,162
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	35,000	35,142
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	339,715
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	342,462
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	298,741
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	124,225
Morgan Stanley Senior Notes 0.56% due 11/10/2023	44,000	44,048
Morgan Stanley Senior Notes 0.73% due 04/05/2024	46,000	46,107
Morgan Stanley Senior Notes 1.59% due 05/04/2027	140,000	140,528
Morgan Stanley Senior Notes 1.93% due 04/28/2032	75,000	70,997
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	86,823
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	601,851
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	176,008
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,308
Morgan Stanley Senior Notes 3.75% due 02/25/2023	80,000	84,797
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	102,200

		7,128,018

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	200,000	217,175
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	10,966

		228,141

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 1.96% due 02/11/2031	165,000	157,028

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	95,000	102,600

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	49,344
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	34,527
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	120,000	132,240
National Rural Utilities Cooperative Finance Corp. FRS Senior Notes 0.26% (3 ML+0.07%) due 02/16/2023	83,000	82,800
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	11,877

		310,788

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	76,489
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	97,064
Vista Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	110,000	113,997
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	45,000	46,854

		334,404

Electric-Integrated — 0.8%
AES Corp. Senior Notes 1.38% due 01/15/2026*	150,000	147,465
Ameren Corp. Senior Notes 3.50% due 01/15/2031	140,000	151,083
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	79,974
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	42,060
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	10,349
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	61,372
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	70,000	71,373
Duke Energy Corp. FRS Senior Notes 0.70% (3 ML+0.50%) due 05/14/2021*	250,000	250,036
Entergy Corp. Senior Notes 4.00% due 07/15/2022	65,000	67,390
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	30,000	31,540
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	76,964
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	38,678
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	53,170
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.95% due 09/01/2022	100,000	102,102
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	190,000	187,868
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	181,846
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	64,285
Pacific Gas & Electric Co. 1st Mtg. Notes 4.00% due 12/01/2046	60,000	54,953
Pacific Gas & Electric Co. 1st Mtg. Notes 4.60% due 06/15/2043	110,000	110,549
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	121,281
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	96,874
PPL Electric Utilities Corp. FRS 1st Mtg. Notes 0.44% (3 ML+0.23%) due 09/28/2023	132,000	132,056
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	35,737
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	70,000	74,454
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	64,117

Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	134,776
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	52,000	52,615

		2,494,967

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	140,000	144,780

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	30,000	29,542
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	258,000	245,934
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	32,000	34,961
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	220,000	219,713
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	105,000	108,084

		638,234

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.65% due 03/25/2026	160,000	161,547
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	130,064
Oracle Corp. Senior Notes 3.60% due 04/01/2050	180,000	177,282
Oracle Corp. Senior Notes 3.65% due 03/25/2041	165,000	168,301
Oracle Corp. Senior Notes 3.95% due 03/25/2051	55,000	57,074

		694,268

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	51,418
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,421

		61,839

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	230,000	261,452

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	51,188

Finance-Credit Card — 0.1%
Capital One Financial Corp. FRS Senior Notes 1.14% (3 ML+0.95%) due 03/09/2022	150,000	150,945

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. FRS Senior Notes 0.51% (SORF+0.50%) due 03/18/2024	87,000	87,529

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	241,458
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	25,505

		266,963

Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	135,000	131,625

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	70,000	73,156

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 0.63% due 07/01/2022	55,000	55,180

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	40,000	41,500
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	50,000	55,125
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	37,487
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	75,000	79,031
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	45,000	47,138

		260,281

Food-Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	122,000	126,880
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	154,752

		281,632

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.30% due 02/15/2050	85,000	82,112

Gas-Distribution — 0.2%
Atmos Energy Corp. FRS Senior Notes 0.57% (3 ML+0.38%) due 03/09/2023	145,000	145,082
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	72,988
CenterPoint Energy Resources Corp. FRS Senior Notes 0.68% (3 ML+0.50%) due 03/02/2023	70,000	70,016
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	93,497
ONE Gas, Inc. FRS Senior Notes 0.79% (3 ML+0.01%) due 03/11/2023	61,000	61,015
ONE Gas, Inc. Senior Notes 0.85% due 03/11/2023	230,000	230,204

		672,802

Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	55,000	61,121
Newell Rubbermaid, Inc. Senior Notes 6.00% due 04/01/2046	50,000	63,750

		124,871

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	75,000	77,263

Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	100,000	103,875

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	47,000	48,248
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	65,000	63,681
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	37,187

		149,116

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	131,000	131,113
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	80,000	83,641

		214,754

Insurance-Life/Health — 0.1%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	106,000	105,921
Equitable Financial Life Global Funding FRS Sec. Notes 0.40% (SOFR+0.39%) due 04/06/2023*	112,000	112,029
Protective Life Global Funding Sec. Notes 0.63% due 10/13/2023*	150,000	150,343
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	33,350
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,375

		416,018

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.40% due 06/17/2022*	239,000	244,836

Insurance-Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022	100,000	103,210
New York Life Global Funding FRS Sec. Notes 0.23% (SOFR+0.22%) due 02/02/2023*	200,000	199,896
New York Life Global Funding FRS Sec. Notes 0.32% (SOFR+0.31%) due 04/26/2024*	100,000	100,104

		403,210

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	70,000	66,239

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	185,000	212,981

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. FRS Senior Notes 0.58% (3 ML+0.39%) due 05/17/2021	250,000	250,040

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 0.55% due 07/05/2022	52,000	52,181

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	70,000	69,425
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	50,000	48,586
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	100,000	104,678

Gilead Sciences, Inc. FRS Senior Notes 0.33% (3 ML+0.15%) due 09/17/2021	46,000	46,012
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	120,000	112,034
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	200,000	178,220
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	91,000	94,048
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	70,000	60,810

		713,813

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021	100,000	100,988
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	605,000	646,387
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	75,000	76,605
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	251,351
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	386,000	413,570
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	350,000	385,834
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	80,000	67,878
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	53,000	53,984
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	32,427
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	120,000	115,189
Pfizer, Inc. Senior Notes 2.80% due 03/11/2022	238,000	243,282
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	105,000	101,824

		2,489,319

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	127,741
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	135,000	136,141
Anthem, Inc. Senior Notes 2.55% due 03/15/2031	100,000	100,756
Anthem, Inc. Senior Notes 3.60% due 03/15/2051	40,000	41,492
Centene Corp. Senior Notes 4.63% due 12/15/2029	220,000	238,664
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	42,881
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	54,003

		741,678

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,279
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	122,587
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	85,000	106,479
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	90,000	104,963
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	63,222
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	70,040
Spectrum Health System Obligated Group Senior Notes Class 19A 3.49% due 07/15/2049	100,000	105,451
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	160,000	166,240
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	46,255
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	26,017

		821,533

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	62,975

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Senior Notes 0.74% due 03/15/2023	32,000	32,086

Metal-Aluminum — 0.1%
Arconic Corp. Senior Sec. Notes 6.00% due 05/15/2025*	90,000	96,075
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	50,000	53,125
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	125,000	128,437

		277,637

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	130,000	156,325

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	37,853

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	50,000	46,938

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	61,017

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	45,000	46,912
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	44,150

		91,062

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 4.25% due 03/15/2029*	120,000	118,050

Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	72,220
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	150,000	150,750
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	75,000	78,375

		301,345

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022	114,000	117,461
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	170,000	187,488
Chevron Corp. Senior Notes 2.24% due 05/11/2030	80,000	80,476
Chevron USA, Inc. Company Guar. Notes 3.85% due 01/15/2028	155,000	174,829
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	175,000	179,259

		739,513

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	24,640
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,563

		28,203

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	75,626

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	245,000	280,098
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	80,000	75,279
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	32,194
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	128,964
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	53,478	67,776

		584,311

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	90,000	93,263
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	36,181

		129,444

Pipelines — 0.3%
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	30,000	31,313
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	29,000	32,652
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	64,050
Energy Transfer LP Senior Notes 4.20% due 04/15/2027	81,000	88,409
Energy Transfer LP Senior Notes 5.15% due 02/01/2043	55,000	56,864
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	140,000	144,211
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	72,327
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	54,867

MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	23,378
Northern Natural Gas Co. Senior Notes 3.40% due 10/16/2051*	70,000	69,478
Southern Natural Gas Co. LLC Senior Notes 0.63% due 04/28/2023*	6,000	5,998
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	72,653
Sunoco Logistics Partners Operations LP Senior Notes 5.30% due 04/01/2044	35,000	36,989
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	165,000	173,712
Williams Cos., Inc. Senior Notes 5.40% due 03/04/2044	55,000	64,922

		991,823

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	95,000	103,835

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	33,593
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	37,248
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	127,908
American Tower Corp. Senior Notes 3.60% due 01/15/2028	95,000	103,695
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	133,047
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	80,000	77,633
Crown Castle International Corp. Senior Notes 2.90% due 04/01/2041	45,000	41,863
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	40,000	37,728
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	37,095
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	16,213
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	165,000	182,656
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	35,000	37,100
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	56,213
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	117,301
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	135,842
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	44,700
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	35,000	36,019
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	110,000	105,377
UDR, Inc. Company Guar. Notes 2.10% due 06/15/2033	85,000	79,076
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	30,000	31,152

		1,471,459

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	38,000	38,570
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	31,425
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	100,000	105,875

		175,870

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	75,000	81,028

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	150,000	153,625

Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	50,000	49,938

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	40,000	42,441
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	37,020
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	42,102

		121,563

Retail-Convenience Store — 0.1%
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	81,000	81,081
7-Eleven, Inc. FRS Senior Notes 0.65% (3 ML+0.45%) due 08/10/2022*	88,000	88,069

		169,150

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	36,225

Retail-Restaurants — 0.0%
Starbucks Corp. Senior Notes 2.55% due 11/15/2030	65,000	65,693

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 5.25% due 08/01/2026	95,000	104,595

Schools — 0.1%
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	122,274
University of Southern California Senior Notes 3.23% due 10/01/2021	50,000	46,098

		168,372

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	39,682
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	40,000	42,150

		81,832

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	178,000	169,522
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	180,022
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	108,212
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	70,000	64,309
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	70,000	64,390
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	125,000	127,360
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	26,219
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	51,516
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	111,187
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	80,000	72,683
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	125,000	111,522
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	115,000	117,642
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	65,000	65,908
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	179,594

		1,450,086

Television — 0.0%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	75,000	73,125

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	70,000	70,634

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	95,000	89,309
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	40,000	41,632
Altria Group, Inc. Company Guar. Notes 3.40% due 02/04/2041	65,000	59,547
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	37,861
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	45,480
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	105,776
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	82,266
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	185,982
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	20,378
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	29,204
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	106,140

		803,575

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	35,000	38,456
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	7,000	7,354

		45,810

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 03/15/2022	27,000	27,459
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	77,948
CSX Corp. Senior Notes 2.50% due 05/15/2051	150,000	129,065
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	119,981
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	67,007
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	55,728

		477,188

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	92,000	93,573

Total U.S. Corporate Bonds & Notes (cost $43,020,990)		43,788,666

FOREIGN CORPORATE BONDS & NOTES — 5.6%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	48,040

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	50,000	51,813

Banks-Commercial — 1.4%
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	200,000	191,686
Bank of Montreal FRS Senior Notes 0.28% (SOFR+0.27%) due 04/14/2023	150,000	150,000
Bank of Montreal FRS Senior Notes 0.58% (3 ML+0.40%) due 09/10/2021	150,000	150,186
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	137,715
Banque Federative du Credit Mutuel SA Senior Notes 1.96% due 07/21/2021*	250,000	250,907
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	250,000	253,396
BPCE SA FRS Senior Notes 1.42% (3 ML+1.24%) due 09/12/2023*	250,000	254,825
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	249,972
BPCE SA Senior Notes 2.75% due 01/11/2023*	250,000	259,904
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	209,000	214,953
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	234,000	240,527
Credit Suisse AG FRS Senior Notes 0.40% (SOFR+0.39%) due 02/02/2024	250,000	249,060
Macquarie Bank, Ltd. Senior Notes 0.44% due 12/16/2022*	98,000	98,071
National Bank of Canada FRS Company Guar. Notes 0.31% (SOFR+0.30%) due 05/16/2023	250,000	249,987
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025	350,000	350,756
Skandinaviska Enskilda Banken AB Senior Notes 2.20% due 12/12/2022*	250,000	257,479
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	250,000	248,993
Standard Chartered PLC FRS Senior Notes 1.34% (3 ML+1.15%) due 01/20/2023*	200,000	201,190
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	200,000	196,224
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	219,555
Toronto-Dominion Bank FRS Senior Notes 0.49% (SOFR+0.48%) due 01/27/2023	85,000	85,391
Westpac Banking Corp. Senior Notes 3.65% due 05/15/2023	100,000	106,723
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	46,000	51,242

		4,668,742

Beverages-Non-alcoholic — 0.1%
Coca-Cola European Partners PLC Senior Notes 0.50% due 05/05/2023*	200,000	199,896

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	211,202
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	200,000	223,135

		434,337

Cable/Satellite TV — 0.0%
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	46,000	47,945
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	95,000	100,344

		148,289

Cellular Telecom — 0.1%
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	191,674
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	100,000	111,296

		302,970

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	85,000	90,737
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	25,000	25,505

		116,242

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	200,000	205,750

Diversified Banking Institutions — 1.9%
Banco Santander SA Senior Notes 1.85% due 03/25/2026	200,000	201,585
Bank of Nova Scotia Senior Notes 2.00% due 11/15/2022	227,000	232,976
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	200,000	196,901
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	314,212
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	211,000	216,752
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	245,570
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	254,690
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	320,000	311,527
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	429,408
Deutsche Bank AG Senior Notes 1.69% due 03/19/2026	245,000	245,819
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	201,550
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	198,357
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	269,506
Lloyds Banking Group PLC FRS Senior Notes 0.99% (3 ML+0.80%) due 06/21/2021	200,000	200,208
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	200,000	199,911
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	342,986
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.83% (3 ML+0.65%) due 07/26/2021	34,000	34,045
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.04% (3 ML+0.86%) due 07/26/2023	25,000	25,319
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	100,000	107,338
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	295,000	289,549
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	255,000	278,132
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	200,000	197,779
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	213,967
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	200,000	220,344
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	469,695
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	140,000	144,053
UBS AG Senior Notes 1.75% due 04/21/2022*	200,000	202,597
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	293,293

		6,538,069

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	217,712

Diversified Operations — 0.2%
CK Hutchison International 16, Ltd. Company Guar. Notes 1.88% due 10/03/2021*	250,000	251,252
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	280,695

		531,947

Electric-Generation — 0.1%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030*	230,000	238,671

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	227,236
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	160,661

		387,897

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	61,325

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	201,228

Gambling (Non-Hotel) — 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	75,000	78,375

Investment Companies — 0.0%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.88% due 11/13/2029	200,000	147,000

Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	270,365
CPPIB Capital, Inc. Company Guar. Notes 2.25% due 01/25/2022*	250,000	253,717

		524,082

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	142,459
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	60,000	48,685
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	19,000	19,594
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	120,000	130,650
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	110,233
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	320,299
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	319,099

		1,091,019

Metal-Aluminum — 0.1%
Alcoa Nederland Holding BV Company Guar. Notes 5.50% due 12/15/2027*	200,000	216,500
Indonesia Asahan Aluminium Persero PT Senior Notes 4.75% due 05/15/2025*	200,000	217,250

		433,750

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	242,075

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	98,000	103,096

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	105,000	106,838

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	92,460
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,131
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	136,417
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	154,016
Shell International Finance BV Company Guar. Notes 2.38% due 11/07/2029	120,000	122,336
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	67,894
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	120,736

		701,990

Pipelines — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	306,000	300,086
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	45,000	51,692

		351,778

Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 0.37% due 03/03/2023*	200,000	200,138
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	230,000	227,870

		428,008

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	45,022
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	170,516

		215,538

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	210,970

Total Foreign Corporate Bonds & Notes (cost $18,800,434)		18,987,447

U.S. GOVERNMENT AGENCIES — 7.1%
Federal Home Loan Mtg. Corp. — 1.3%
3.00% due 09/01/2030	72,852	77,361
3.00% due 01/01/2050	326,134	346,700
3.50% due 11/01/2047	291,754	313,317
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2019-K96, Class C 3.94% due 08/25/2056*(4)(5)	755,000	801,715
Series 2015-K51, Class C 4.09% due 10/25/2048*(4)(5)	115,000	123,003
Series 2018-K82, Class C 4.27% due 09/25/2028*(4)(5)	165,000	179,496
Series 2019-K90, Class C 4.31% due 02/25/2052*(4)(5)	195,000	213,830
Series 2012-K18, Class B 4.32% due 01/25/2045*(4)(5)	220,000	225,069
Series 2018-K80, Class C 4.37% due 08/25/2050*(4)(5)	330,000	356,365
Series 2019-K91, Class C 4.40% due 04/25/2051*(4)(5)	445,000	486,047
Series 2019-K89, Class C 4.43% due 01/25/2051*(4)(5)	195,000	212,456
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	17,061	1,006
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	106,145	6,263
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	143,032	10,116
Series 4661, Class HA 3.00% due 05/15/2043(3)	100,631	103,314
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	45,627	2,051
Series 4632, Class MA 4.00% due 08/15/2054(3)	643,981	688,764
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.94% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	461,025	87,150
Series 4954, Class SY 5.94% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	237,061	47,322

		4,281,345

Federal National Mtg. Assoc. — 2.1%
2.00% due 02/01/2036	195,648	202,135
2.00% due 03/01/2036	679,345	701,930
3.00% due 01/01/2050	359,948	382,477
3.50% due 01/01/2030	195,633	211,696
3.50% due 08/01/2032	225,977	243,989
3.50% due 05/01/2046	160,166	171,915
3.50% due 04/01/2049	182,870	199,105
3.50% due 10/01/2056	881,789	971,664
3.50% due 09/01/2057	351,079	385,409
3.50% due 05/01/2058	373,270	413,872
4.00% due 03/01/2042	92,341	102,345
4.00% due 12/01/2042	61,669	68,062
4.00% due 02/01/2043	21,499	23,651
4.00% due 03/01/2044	31,639	34,791
4.00% due 07/01/2056	978,772	1,096,675
4.00% due 04/01/2059	310,310	347,493
4.08% due 01/01/2034	140,000	167,382
4.50% due 04/01/2041	380,461	426,109
4.50% due 09/01/2041	64,633	71,929
4.50% due 10/01/2042	73,778	83,215
4.50% due 06/01/2044	246,033	275,725
5.00% due 08/01/2035	34,867	40,260
5.00% due 09/01/2041	52,568	59,949
5.00% due 07/01/2047	94,867	109,548
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	48,046	3,137
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	43,109	2,595
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	94,652	7,486
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	199,715	207,620
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	174,491	182,439
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 5.89% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	206,678	46,160
Federal National Mtg. Assoc., STRIPS
Series 421, Class C3 4.00% due 078/25/2030(3)(6)	95,044	8,889

		7,249,652

Government National Mtg. Assoc. — 2.3%
2.00% due 04/20/2051	730,000	744,708
2.50% due 02/20/2051	1,626,717	1,690,640
2.50% due 04/20/2051	3,010,000	3,130,381
3.00% due 07/20/2049	235,594	247,960
3.00% due 08/20/2049	237,540	248,608
3.00% due 09/20/2049	173,039	182,143
3.00% due 11/20/2049	992,452	1,042,037
4.50% due 05/15/2039	14,704	16,694
4.50% due 07/20/2040	7,864	8,807
4.50% due 10/20/2040	50,645	56,817
5.50% due 01/15/2034	47,831	53,193
7.50% due 01/15/2032	16,449	19,954

Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 5.98% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	162,900	30,450
Series 2019-115, Class SW 5.98% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	312,243	53,376
Series 2015-144, Class SA 6.08% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	193,244	40,075
Series 2017-176, Class SC 6.08% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	167,170	37,924

		7,603,767

Uniform Mtg. Backed Securities — 1.4%
1.50% due May 15 TBA	370,000	374,394
2.50% due May 30 TBA	560,000	580,737
2.00% due June 30 TBA	2,920,000	2,941,225
2.50% due June 30 TBA	860,000	889,865

		4,786,221

Total U.S. Government Agencies (cost $23,657,023)		23,920,985

U.S. GOVERNMENT TREASURIES — 5.6%
United States Treasury Bonds — 1.2%
1.38% due 08/15/2050	135,000	108,063
1.63% due 11/15/2050	225,000	192,164
1.88% due 02/15/2051	165,000	149,867
2.00% due 02/15/2050	330,000	308,988
2.25% due 08/15/2046	933,000	925,201
4.50% due 02/15/2036	1,585,000	2,120,309

		3,804,592

United States Treasury Notes — 4.4%
0.13% due 02/15/2024	475,000	472,810
0.25% due 03/15/2024	1,985,000	1,981,433
0.38% due 12/31/2025	1,155,000	1,133,208
0.50% due 02/28/2026	950,000	935,379
0.63% due 12/31/2027	1,165,000	1,117,672
0.63% due 08/15/2030	170,000	155,683
0.75% due 01/31/2028	290,000	280,111
1.13% due 02/29/2028	330,000	326,494
1.13% due 02/15/2031	2,240,000	2,137,800
1.38% due 01/31/2022(8)	4,317,000	4,359,327
2.38% due 05/15/2029(8)	1,128,000	1,207,048
2.88% due 05/15/2028	320,000	353,712
2.88% due 08/15/2028	361,000	399,314

		14,859,991

Total U.S. Government Treasuries (cost $18,625,470)		18,664,583

MUNICIPAL BONDS & NOTES — 0.3%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	89,696
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	331,397
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	89,365
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	96,244
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	152,489
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	96,551
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	63,000	67,759
State of Hawaii Airports System Revenue Bonds Series A 3.14% due 07/01/2047	85,000	81,565
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	46,965

Total Municipal Bonds & Notes (cost $952,267)		1,052,031

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Arab Republic of Egypt Senior Notes 5.88% due 02/16/2031*	200,000	192,756
Dominican Republic Senior Notes 4.88% due 09/23/2032*	220,000	230,230
Dominican Republic Senior Notes 5.30% due 01/21/2041*	150,000	152,475
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	149,625
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	260,000	256,750
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	231,320
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032*	200,000	189,916
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	200,000	188,540
Kingdom of Saudi Arabia Senior Notes 3.45% due 02/02/2061*	200,000	187,328
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	223,225
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	225,302

Republic of Peru Senior Notes 2.39% due 01/23/2026	130,000	133,534
Republic of Peru Senior Notes 2.78% due 12/01/2060	185,000	157,320
United Mexican States Senior Notes 3.77% due 05/24/2061	214,000	190,387

Total Foreign Government Obligations (cost $2,772,100)		2,708,708

RIGHTS — 0.0%
Diversified Banking Institutions — 0.0%
Credit Suisse Group AG† (cost $0)	3,106	0

Total Long-Term Investment Securities (cost $282,697,039)		317,978,510

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Certificates of Deposit — 0.3%
Kookmin Bank FRS 1 ML+0.29% 0.40% due 12/20/2021	$91,000	91,040
Norinchukin Bank 0.37% due 12/01/2021	146,000	146,143
Shinhan Bank Co., Ltd. 0.58% due 08/23/2021	48,000	48,059
Societe Generale NY 0.32% due 09/17/2021	250,000	250,158
Svenska Handelsbanken AB 0.25% due 03/16/2022	189,000	189,057
UBS AG 0.45% due 12/02/2022	237,000	238,251
Woori Bank FRS 3 ML+0.25% 0.47% due 01/31/2022	135,000	135,030

		1,097,738

Commercial Paper — 0.7%
AT&T, Inc. 0.40% due 12/14/2021	250,000	249,550
Banco Del Estado De Chile 0.41% due 12/02/2021	157,000	156,778
Banco Santander SA 0.49% due 08/31/2021	141,000	140,909
Electricite De France SA 0.24% due 06/28/2021	250,000	249,908
Enel Finance America 0.40% due 10/14/2021	250,000	249,639
Eni Finance USA, Inc. 0.58% due 10/18/2021	250,000	249,609
First Abu Dhabi Bank PJSC 0.40% due 08/27/2021	231,000	230,894
HSBC USA, Inc. 0.35% due 02/25/2022	224,000	223,333
NatWest Markets PLC 0.32% due 05/24/2021	250,000	249,975
OGE Energy Corp. 0.28% due 06/01/2021	250,000	249,959

		2,250,554

Registered Investment Companies — 3.3%
JPMorgan Prime Money Market Fund, Class IM 0.09%(9)	11,233,604	11,239,222

Total Short-Term Investment Securities (cost $14,584,755)		14,587,514

TOTAL INVESTMENTS (cost $297,281,794)	98.8%	332,566,024
Other assets less liabilities	1.2	4,182,893

NET ASSETS	100.0%	$336,748,917

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $42,751,088 representing 12.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2021.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of April 30, 2021.

ADR — American Depositary Receipt

BR — Bearer Shares

BSE — Brussels Stock Exchange

CDI — Chess Depositary Interest

DAX — FrankFurt Stock Exchange

GDR — Global Depositary Receipt

LSE — London Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

NES — Non-Voting Equity Securities

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
54	Long	Euro Stoxx	June 2021	$2,449,615	$2,564,531	$114,916
26	Long	FTSE 100 Index	June 2021	2,393,821	2,493,243	99,422
2	Long	MSCI EAFE Index	June 2021	223,149	225,730	2,581
142	Long	MSCI Emerging Markets Index	June 2021	9,469,539	9,489,860	20,321
43	Long	S&P 500 E-Mini Index	June 2021	8,480,450	8,974,960	494,510
26	Short	U.S. Treasury 5 Year Notes	June 2021	3,222,493	3,222,375	118
259	Short	U.S. Treasury 10 Year Notes	June 2021	34,256,071	34,196,094	59,977
76	Short	U.S. Treasury Ultra 10 Year Futures	June 2021	11,247,297	11,061,563	185,734

						$977,579

						Unrealized (Depreciation)
139	Long	E-Mini Russell 2000 Index	June 2021	16,326,060	15,717,425	(608,635)
9	Long	TOPIX Index	June 2021	1,592,837	1,563,207	(29,630)
26	Long	U.S. Treasury 2 Year Notes	June 2021	5,743,486	5,739,703	(3,783)
51	Long	U.S. Treasury Long Bonds	June 2021	8,130,515	8,019,750	(110,765)
4	Short	U.S. Ultra Bonds	June 2021	739,773	743,625	(3,852)

						$(756,665)

Net Unrealized Appreciation (Depreciation)						$220,914

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	USD	721,644	AUD	926,346	07/29/2021	$—	$(7,771)
	USD	116,684	HKD	905,283	07/29/2021	—	(115)

						—	(7,886)

BNP Paribas SA	SEK	3,030,758	USD	361,804	07/29/2021	3,505	—
	USD	63,679	HKD	494,671	07/29/2021	18	—

						3,523	—

HSBC Bank PLC	USD	153,230	DKK	946,579	05/05/2021	—	(194)

Merrill Lynch International	USD	548,069	CHF	499,481	07/29/2021	110	—
	USD	44,103	NOK	366,065	07/29/2021	—	(121)

						110	(121)

State Street Bank & Trust Co.	DKK	3,993,649	USD	650,603	07/29/2021	3,961	—
	EUR	2,780,422	USD	3,371,163	07/29/2021	22,477	—
	USD	1,055,315	CAD	1,312,918	07/29/2021	13,014	—
	USD	571,855	GBP	410,953	07/29/2021	—	(4,177)
	USD	92,624	HKD	719,006	07/29/2021	—	(40)
	USD	1,858,882	JPY	200,097,534	07/29/2021	—	(26,694)

						39,452	(30,911)

Toronto Dominion Bank	EUR	220,145	USD	265,420	07/29/2021	282	—

Unrealized Appreciation (Depreciation)						$43,367	$(39,112)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Hospitals	$185,579	$19,943	**	$0	$205,522
Other Industries	105,753,256	58,770,807	##	—	164,524,063
Registered Investment Companies	21,025,397	—		—	21,025,397
Preferred Securities/Capital Securities	—	549,230		—	549,230
Asset Backed Securities	—	22,551,878		—	22,551,878
U.S. Corporate Bonds & Notes	—	43,788,666		—	43,788,666
Foreign Corporate Bonds & Notes	—	18,987,447		—	18,987,447
U.S. Government Agencies	—	23,920,985		—	23,920,985
U.S. Government Treasuries	—	18,664,583		—	18,664,583
Municipal Bonds & Notes	—	1,052,031		—	1,052,031
Foreign Government Obligations	—	2,708,708		—	2,708,708
Rights	—	0		—	0
Short-Term Investment Securities:
Certificates of Deposit	—	1,097,738		—	1,097,738
Commercial Paper	—	2,250,554		—	2,250,554
Registered Investment Companies	11,239,222	—		—	11,239,222

Total Investments at Value	$138,203,454	$194,362,570		$0	$332,566,024

Other Financial Instruments:+
Futures Contracts	$763,241	$214,338	**	$—	$977,579
Forward Foreign Currency Contracts	—	43,367		—	43,367

Total Other Financial Instruments	$763,241	$257,705		$—	$1,020,946

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$727,035	$29,630	**	$—	$756,665
Forward Foreign Currency Contracts	—	39,112		—	39,112

Total Other Financial Instruments	$727,035	$68,742		$—	$795,777

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
##	The amount includes $58,770,154 that represents foreign equity securities that have been fair value in accordance with pricing procedures approved by the Board (see Note 1)
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 95.7%
Bermuda — 0.8%
Brilliance China Automotive Holdings, Ltd.(1)	1,118,000	$973,628
Nine Dragons Paper Holdings, Ltd.	807,000	1,106,131

		2,079,759

Brazil — 3.1%
Banco do Brasil SA	352,524	1,923,548
Cyrela Brazil Realty SA Empreendimentos e Participacoes	152,262	659,553
SLC Agricola SA	68,657	616,669
Vale SA ADR	252,793	5,086,195

		8,285,965

Cayman Islands — 20.3%
Alibaba Group Holding, Ltd.†	493,808	14,264,910
Alibaba Group Holding, Ltd. ADR†	2,969	685,691
Baidu, Inc. ADR†	15,569	3,274,628
Chailease Holding Co., Ltd.	267,000	1,926,990
China Hongqiao Group, Ltd.	1,245,500	1,962,743
China Lesso Group Holdings, Ltd.	409,000	1,028,403
Country Garden Services Holdings Co., Ltd.	251,000	2,623,072
Haitian International Holdings, Ltd.	191,000	777,417
IGG, Inc.	545,000	918,627
Kingsoft Corp., Ltd.	115,000	805,843
Longfor Group Holdings, Ltd.*	293,000	1,821,036
Meituan, Class B†*	63,300	2,410,142
Minth Group, Ltd.	156,000	632,951
Tencent Holdings, Ltd.	223,600	17,881,976
Xinyi Solar Holdings, Ltd.	752,000	1,250,281
Zhongsheng Group Holdings, Ltd.	159,000	1,201,308

		53,466,018

China — 13.6%
Anhui Conch Cement Co., Ltd.	305,000	1,822,525
BOE Technology Group Co., Ltd., Class A	1,278,700	1,441,829
China Construction Bank Corp.	5,261,000	4,163,235
China National Accord Medicines Corp., Ltd., Class A	144,600	933,676
China Vanke Co., Ltd.	567,100	1,984,434
Dian Diagnostics Group Co., Ltd., Class A	126,300	758,983
Fuyao Glass Industry Group Co., Ltd.*	196,400	1,137,495
GF Securities Co., Ltd.	1,548,600	2,241,843
Hang Zhou Great Star Industrial Co., Ltd., Class A†	245,400	1,452,986
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	111,900	707,609
LONGi Green Energy Technology Co., Ltd., Class A	105,100	1,601,108
Midea Group Co., Ltd., Class A	156,800	1,940,139
Ming Yang Smart Energy Group, Ltd.	283,300	774,491
PICC Property & Casualty Co., Ltd.	802,000	786,455
Poly Developments and Holdings Group Co., Ltd., Class A	861,000	1,860,514
Postal Savings Bank of China Co., Ltd.*	2,197,000	1,426,166
Sany Heavy Industry Co., Ltd., Class A	293,800	1,397,583
Suofeiya Home Collection Co., Ltd., Class A	413,292	1,858,891
TBEA Co., Ltd., Class A	461,400	875,766
Weichai Power Co., Ltd.	539,158	1,244,760
Wuliangye Yibin Co., Ltd., Class A	20,200	888,723
Xiamen C & D, Inc., Class A	428,584	536,889
Zhuzhou Kibing Group Co., Ltd., Class A	1,146,300	2,702,844
Zoomlion Heavy Industry Science and Technology Co., Ltd.	902,600	1,246,440

		35,785,384

Hong Kong — 0.8%
Lenovo Group, Ltd.	1,496,000	2,048,823

India — 6.3%
HDFC Bank, Ltd. ADR†	78,949	5,548,536
Infosys, Ltd. ADR	373,099	6,745,630
Reliance Industries, Ltd. GDR*	32,201	1,742,074
Tata Motors, Ltd. ADR†	126,432	2,446,459

		16,482,699

Mexico — 0.7%
Grupo Mexico SAB de CV, Class B	398,620	1,808,027

Russia — 7.7%
Alrosa PJSC†	1,302,359	1,884,422
Lukoil PJSC ADR	44,449	3,433,241
Magnitogorsk Iron & Steel Works PJSC†	1,833,319	1,592,903
MMC Norilsk Nickel PJSC ADR	98,024	3,348,500
Rosneft OAO†	337,593	2,354,387
Sberbank of Russia PJSC ADR	247,275	3,899,527
Severstal PAO GDR	76,467	1,800,033
Tatneft PJSC ADR	45,254	1,813,780

		20,126,793

South Africa — 2.9%
African Rainbow Minerals, Ltd.	39,479	737,881
Anglo American Platinum, Ltd.	7,383	1,011,744
Exxaro Resources, Ltd.	62,098	653,119
Foschini Group, Ltd.†	119,890	951,621
Impala Platinum Holdings, Ltd.	134,527	2,518,592
Mr. Price Group, Ltd.	68,022	852,947
Woolworths Holdings, Ltd.†	285,634	967,658

		7,693,562

South Korea — 16.6%
CJ CheilJedang Corp.	3,080	1,093,589
E-MART Inc.	8,122	1,222,736
GS Engineering & Construction Corp.	19,540	773,211
Hana Financial Group, Inc.	75,323	3,088,309
Hankook Tire & Technology Co., Ltd.	21,062	908,231
Kakao Corp.	25,035	2,547,595
Kia Motors Corp.	39,773	2,744,238
KIWOOM Securities Co., Ltd.	11,772	1,397,608
Korea Petrochemical Ind Co., Ltd.	2,576	726,744
Lotte Chemical Corp.	4,811	1,310,604
POSCO	9,848	3,216,308
Samsung Electro-Mechanics Co., Ltd.	11,994	1,917,455
Samsung Electronics Co., Ltd.	166,664	12,178,524

Samsung Securities Co. Ltd.	29,877	1,142,953
Shinhan Financial Group Co., Ltd.	67,362	2,419,688
SK Hynix, Inc.	60,667	6,945,919

		43,633,712

Taiwan — 17.6%
ASE Technology Holding Co., Ltd.	394,000	1,683,787
AU Optronics Corp.†	2,223,000	2,661,951
Delta Electronics, Inc.	122,000	1,331,966
Evergreen Marine Corp Taiwan, Ltd.†	755,000	2,159,583
Fubon Financial Holding Co., Ltd.	1,701,000	3,933,509
Giant Manufacturing Co., Ltd.	67,000	859,086
Lite-On Technology Corp.	306,000	702,874
Makalot Industrial Co., Ltd.	147,000	1,291,077
Micro-Star International Co., Ltd.	213,000	1,418,251
Nanya Technology Corp.	391,000	1,291,238
Nien Made Enterprise Co., Ltd.	50,000	806,942
Novatek Microelectronics Corp.	96,000	2,166,038
Realtek Semiconductor Corp.	73,000	1,402,880
Taiwan Semiconductor Manufacturing Co., Ltd.	619,000	13,413,612
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,668	4,981,062
United Microelectronics Corp.	916,000	1,881,518
Yageo Corp.	64,000	1,257,352
Yuanta Financial Holding Co., Ltd.	3,145,520	2,920,887

		46,163,613

Thailand — 2.1%
PTT Exploration & Production PCL	700,400	2,676,760
Siam Cement PCL	108,500	1,609,859
Sri Trang Agro-Industry PCL	880,900	1,336,733

		5,623,352

Turkey — 0.9%
Arcelik AS	165,060	685,438
BIM Birlesik Magazalar AS	106,562	836,366
Ford Otomotiv Sanayi AS	39,362	835,604

		2,357,408

United Kingdom — 1.0%
Anglo American PLC	63,054	2,677,473

United States — 1.0%
MercadoLibre, Inc.†	1,740	2,733,505

Vietnam — 0.3%
Vietnam Joint Stock Commercial Bank for Industry and Trade	500,700	886,534

TOTAL INVESTMENTS (cost $189,121,824)	95.7%	251,852,627
Other assets less liabilities	4.3	11,181,634

NET ASSETS	100.0%	$263,034,261

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $8,536,913 representing 3.2% of net assets.

(1)	Securities classified as Level 3 (See Note 1).

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value#	Unrealized Appreciation (Depreciation)
62	Long	MSCI Emerging Markets Index	June 2021	$4,159,808	$4,143,460	($16,348)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductor Components-Integrated Circuits	9.5%
Electronic Components-Semiconductors	7.9
Internet Content-Information/News	7.7
Banks-Commercial	7.1
E-Commerce/Products	5.7
Diversified Financial Services	3.8
Oil Companies-Integrated	2.9
Auto-Cars/Light Trucks	2.7
Computer Services	2.6
Steel-Producers	2.5
Real Estate Operations & Development	2.5
Metal-Diversified	2.3
Metal-Iron	1.9
Electronic Components-Misc.	1.7
Energy-Alternate Sources	1.4
Platinum	1.3
Web Portals/ISP	1.2
E-Commerce/Services	1.0
Building Products-Doors & Windows	1.0
Diversified Minerals	1.0
Oil Companies-Exploration & Production	1.0
Machinery-Construction & Mining	1.0
Appliances	1.0
Real Estate Management/Services	1.0
Internet Content-Entertainment	1.0
Finance-Investment Banker/Broker	0.9
Investment Management/Advisor Services	0.9
Transport-Marine	0.8
Computers	0.8
Finance-Leasing Companies	0.7
Diamonds/Precious Stones	0.7
Home Furnishings	0.7
Building Products-Cement	0.7
Non-Ferrous Metals	0.7
Food-Retail	0.7
Oil Refining & Marketing	0.7
Entertainment Software	0.7
Auto/Truck Parts & Equipment-Original	0.6
Diversified Operations	0.6
Tools-Hand Held	0.6
Circuit Boards	0.6
Computers-Periphery Equipment	0.5
Banks-Money Center	0.5
Rubber/Plastic Products	0.5
Power Converter/Supply Equipment	0.5
Petrochemicals	0.5
Apparel Manufacturers	0.5
Capacitors	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Retail-Discount	0.5
Retail-Automobile	0.5
Paper & Related Products	0.4
Food-Misc./Diversified	0.4
Building & Construction Products-Misc.	0.4
Retail-Apparel/Shoe	0.4
Medical-Drugs	0.4
Rubber-Tires	0.4
Beverages-Wine/Spirits	0.3
Wire & Cable Products	0.3
Bicycle Manufacturing	0.3
Retail-Misc./Diversified	0.3
Home Decoration Products	0.3
Insurance-Property/Casualty	0.3
Machinery-General Industrial	0.3
Building & Construction-Misc.	0.3
Diagnostic Kits	0.3
Chemicals-Diversified	0.3
Food-Dairy Products	0.3
Audio/Video Products	0.3
Coal	0.2
Agricultural Operations	0.2
Transport-Services	0.2

95.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$1,106,131	**	$973,628	$2,079,759
Russia	14,295,081	5,831,712		—	20,126,793
Other Countries	43,874,929	185,771,146	**	—	229,646,075

Total Investments at Value	$58,170,010	$192,708,989		$973,628	$251,852,627

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$16,348	$—		$—	$16,348

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 94.4%
Aerospace/Defense — 4.0%
General Dynamics Corp.	81,135	$15,434,311
Northrop Grumman Corp.	37,935	13,445,682
Raytheon Technologies Corp.	267,197	22,241,478

		51,121,471

Apparel Manufacturers — 0.8%
VF Corp.	112,494	9,861,224

Applications Software — 1.4%
Microsoft Corp.	69,603	17,552,485

Banks-Commercial — 1.0%
Truist Financial Corp.	216,323	12,830,117

Banks-Fiduciary — 0.5%
Northern Trust Corp.	51,838	5,899,164

Banks-Super Regional — 3.3%
PNC Financial Services Group, Inc.	151,534	28,329,281
US Bancorp	230,237	13,664,566

		41,993,847

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	195,459	10,550,877
PepsiCo, Inc.	87,119	12,559,075

		23,109,952

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	583,411	32,758,528

Chemicals-Diversified — 1.7%
PPG Industries, Inc.	124,323	21,289,070

Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	12,324	2,304,465

Computer Services — 1.4%
Accenture PLC, Class A	26,629	7,721,611
International Business Machines Corp.	70,754	10,038,578

		17,760,189

Computers — 0.5%
Apple, Inc.	45,477	5,978,406

Computers-Memory Devices — 0.4%
Seagate Technology PLC	60,991	5,662,404

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	75,801	10,113,369

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	107,828	16,486,901

Diversified Banking Institutions — 5.4%
Bank of America Corp.	740,896	30,028,515
Citigroup, Inc.	239,433	17,057,207
Morgan Stanley	263,829	21,779,084

		68,864,806

Diversified Manufacturing Operations — 3.5%
Eaton Corp. PLC	151,992	21,724,216
Parker-Hannifin Corp.	52,558	16,493,226
Trane Technologies PLC	40,073	6,965,890

		45,183,332

Drug Delivery Systems — 1.0%
Becton Dickinson & Co.	53,062	13,202,356

Electric-Integrated — 4.2%
CMS Energy Corp.	144,649	9,313,949
Entergy Corp.	39,567	4,324,277
NextEra Energy, Inc.	259,277	20,096,560
Public Service Enterprise Group, Inc.	106,966	6,755,973
Xcel Energy, Inc.	191,465	13,651,455

		54,142,214

Electronic Components-Semiconductors — 2.0%
Intel Corp.	37,683	2,167,903
Texas Instruments, Inc.	128,734	23,237,774

		25,405,677

Finance-Credit Card — 2.5%
American Express Co.	131,319	20,137,769
Capital One Financial Corp.	79,624	11,870,346

		32,008,115

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	208,684	14,691,354

Finance-Other Services — 1.9%
CME Group, Inc.	119,706	24,179,415

Food-Confectionery — 1.2%
Mondelez International, Inc., Class A	244,010	14,838,248

Food-Wholesale/Distribution — 1.5%
Sysco Corp.	234,371	19,858,255

Industrial Gases — 1.4%
Air Products & Chemicals, Inc.	62,222	17,949,803

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	67,279	9,752,091
Marsh & McLennan Cos., Inc.	30,503	4,139,257

		13,891,348

Insurance-Multi-line — 2.7%
Chubb, Ltd.	75,191	12,902,024
Hartford Financial Services Group, Inc.	153,080	10,097,157
MetLife, Inc.	172,812	10,996,027

		33,995,208

Insurance-Property/Casualty — 0.7%
Progressive Corp.	84,069	8,469,111

Investment Management/Advisor Services — 3.2%
BlackRock, Inc.	35,728	29,271,950
T. Rowe Price Group, Inc.	66,425	11,903,360

		41,175,310

Machinery-Farming — 1.2%
Deere & Co.	40,929	15,178,520

Machinery-Pumps — 1.9%
Dover Corp.	160,530	23,949,471

Medical Instruments — 1.8%
Medtronic PLC	177,245	23,204,915

Medical Products — 0.2%
Abbott Laboratories	25,112	3,015,449

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	29,659	7,107,483

Medical-Drugs — 5.7%
Bristol-Myers Squibb Co.	392,039	24,471,075
Eli Lilly & Co.	66,287	12,115,275
Johnson & Johnson	147,703	24,035,709
Merck & Co., Inc.	71,392	5,318,704
Pfizer, Inc.	169,660	6,557,359

		72,498,122

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	60,989	24,322,413

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	78,928	9,534,502

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	95,181	10,117,740

Oil Companies-Exploration & Production — 3.1%
ConocoPhillips	479,789	24,536,409
EOG Resources, Inc.	207,223	15,259,902

		39,796,311

Oil Companies-Integrated — 1.4%
Chevron Corp.	171,868	17,714,435

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	59,405	4,393,594

Pharmacy Services — 0.9%
CVS Health Corp.	149,769	11,442,352

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	21,245	3,847,470
AvalonBay Communities, Inc.	31,968	6,137,856
Boston Properties, Inc.	29,136	3,186,022
Prologis, Inc.	57,408	6,689,754
Realty Income Corp.	27,115	1,875,002
Ventas, Inc.	83,915	4,653,926
Vornado Realty Trust	28,699	1,312,979

		27,703,009

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	120,265	3,980,771

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	8,900	1,781,424

Retail-Building Products — 1.8%
Home Depot, Inc.	72,609	23,501,355

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	108,480	12,612,970

Retail-Discount — 1.2%
Walmart, Inc.	114,479	16,016,757

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	212,136	15,061,656

Retail-Restaurants — 2.0%
McDonald’s Corp.	76,792	18,129,056
Starbucks Corp.	70,978	8,126,271

		26,255,327

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	160,841	24,634,408

Telephone-Integrated — 1.1%
Verizon Communications, Inc.	239,469	13,838,913

Tobacco — 1.9%
Philip Morris International, Inc.	259,865	24,687,175

Tools-Hand Held — 0.9%
Stanley Black & Decker, Inc.	53,876	11,139,940

Toys — 0.7%
Hasbro, Inc.	87,178	8,669,852

Transport-Rail — 1.6%
Norfolk Southern Corp.	73,585	20,547,875

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	61,508	12,539,021

TOTAL INVESTMENTS (cost $810,126,557)	94.4%	1,207,821,904
Other assets less liabilities	5.6	71,514,253

NET ASSETS	100.0%	$1,279,336,157

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,207,821,904	$—	$—	$1,207,821,904

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.1%
Australia — 2.9%
Ansell, Ltd.	87,517	$2,851,711
BHP Group, Ltd.	94,306	3,428,050
Fortescue Metals Group, Ltd.	144,791	2,521,162
JB Hi-Fi, Ltd.	34,214	1,218,630
Mineral Resources, Ltd.	15,563	573,501
Qantas Airways, Ltd.†	229,133	874,800
Super Retail Group, Ltd.	41,877	385,292

		11,853,146

Belgium — 0.2%
Bekaert NV	21,444	941,898

Bermuda — 0.5%
Johnson Electric Holdings, Ltd.	518,500	1,380,812
Luk Fook Holdings International, Ltd.	218,000	544,970

		1,925,782

Canada — 2.1%
Canadian Imperial Bank of Commerce	26,335	2,737,734
National Bank of Canada	30,748	2,235,400
Royal Bank of Canada	39,994	3,817,025

		8,790,159

Cayman Islands — 1.1%
Chow Tai Fook Jewellery Group, Ltd.	1,010,600	1,628,451
SITC International Holdings Co., Ltd.	202,000	768,965
Xinyi Glass Holdings, Ltd.	580,000	2,049,647

		4,447,063

Denmark — 1.5%
Carlsberg A/S, Class B	12,262	2,147,949
Orsted A/S*	10,189	1,481,516
Scandinavian Tobacco Group A/S*	132,698	2,420,555

		6,050,020

Finland — 0.4%
Valmet Oyj	43,104	1,805,824

France — 3.3%
AXA SA	75,733	2,142,516
BNP Paribas SA†	35,196	2,259,924
Faurecia SE†	2,199	118,665
LVMH Moet Hennessy Louis Vuitton SE	3,546	2,668,899
Safran SA†	9,218	1,375,810
Schneider Electric SE	18,289	2,924,079
TOTAL SE	48,793	2,160,207

		13,650,100

Germany — 1.8%
Allianz SE	14,962	3,892,581
Daimler AG	27,308	2,430,430
Siemens AG	6,599	1,101,361

		7,424,372

Ireland — 1.8%
Eaton Corp. PLC	16,325	2,333,332
Jazz Pharmaceuticals PLC†	9,090	1,494,396
Johnson Controls International PLC	54,148	3,375,587

		7,203,315

Italy — 0.4%
Azimut Holding SpA	20,342	488,195
Intesa Sanpaolo SpA†	310,781	869,364
Unipol Gruppo SpA†	57,806	317,672

		1,675,231

Japan — 6.3%
Arcs Co., Ltd.	20,000	429,836
Daihen Corp.	15,600	682,693
Fujitsu, Ltd.	9,700	1,536,715
Iida Group Holdings Co., Ltd.	64,700	1,577,544
Internet Initiative Japan, Inc.	69,900	1,555,444
ITOCHU Corp.	67,600	2,109,025
Iwatani Corp.	26,100	1,636,836
Iyo Bank, Ltd.	112,900	622,260
K’s Holdings Corp.†	47,600	649,744
Kyudenko Corp.	9,800	340,682
Meitec Corp.	27,200	1,511,366
Nintendo Co., Ltd.	2,500	1,432,296
Nippon Telegraph & Telephone Corp.	65,600	1,651,795
Okamura Corp.	90,900	1,125,333
ORIX Corp.	93,900	1,518,172
Rengo Co., Ltd.	146,700	1,217,978
Sekisui House, Ltd.	66,100	1,336,583
Shimamura Co., Ltd.	5,200	514,929
Sony Group Corp.	23,700	2,372,001
Sumitomo Mitsui Financial Group, Inc.	20,200	703,279
Tokyo Tatemono Co., Ltd.	85,400	1,261,262

		25,785,773

Netherlands — 3.0%
ASM International NV	3,246	987,585
ASML Holding NV	3,424	2,229,215
ING Groep NV	205,444	2,626,562
Koninklijke Ahold Delhaize NV	47,105	1,267,873
NXP Semiconductors NV	5,810	1,118,483
PostNL NV	99,588	520,842
Signify NV†*	28,330	1,610,720
Stellantis NV	129,138	2,146,040

		12,507,320

Singapore — 0.3%
United Overseas Bank, Ltd.	57,600	1,151,436

Spain — 0.6%
Iberdrola SA	189,214	2,559,977

Sweden — 0.6%
Betsson AB	40,074	365,550
Swedish Match AB	25,802	2,118,894

		2,484,444

Switzerland — 4.2%
Adecco Group AG	13,905	941,360
Bucher Industries AG	701	367,734
Julius Baer Group, Ltd.	41,711	2,627,611
Kuehne & Nagel International AG	9,835	2,939,668
Nestle SA	32,185	3,837,017
Roche Holding AG	4,687	1,527,069
Softwareone Holding AG	11,766	305,604
Swissquote Group Holding SA	9,294	1,400,151

UBS Group AG	101,527	1,552,887
Zurich Insurance Group AG	4,506	1,849,199

		17,348,300

United Kingdom — 2.7%
Allfunds Group Plc†	37,230	625,741
BP PLC	604,409	2,523,094
Dr. Martens PLC†	79,872	533,575
IG Group Holdings PLC	31,713	401,129
Legal & General Group PLC	379,054	1,426,522
Natwest Group PLC	632,487	1,716,886
Rio Tinto PLC	22,299	1,874,039
Royal Dutch Shell PLC, Class B	115,324	2,064,904

		11,165,890

United States — 59.4%
AbbVie, Inc.	37,324	4,161,626
Activision Blizzard, Inc.	21,219	1,934,961
AdaptHealth Corp.†	23,268	676,168
Adobe, Inc.†	3,443	1,750,215
Agilent Technologies, Inc.	22,379	2,990,729
Airbnb, Inc., Class A†	6,001	1,036,433
Alphabet, Inc., Class C†	5,630	13,568,975
Altice USA, Inc., Class A†	41,253	1,497,896
Amazon.com, Inc.†	3,419	11,855,109
Amgen, Inc.	15,203	3,643,247
Anthem, Inc.	8,233	3,123,518
Apple, Inc.	132,068	17,361,659
Applied Materials, Inc.	28,363	3,764,054
Archer-Daniels-Midland Co.	50,485	3,187,118
Bank of America Corp.	144,672	5,863,556
Berry Global Group, Inc.†	20,452	1,301,156
Biogen, Inc.†	3,863	1,032,696
BlackRock, Inc.	1,759	1,441,149
Booking Holdings, Inc.†	945	2,330,446
Boston Beer Co., Inc., Class A†	1,437	1,748,096
Bristol-Myers Squibb Co.	58,164	3,630,597
Brunswick Corp.	5,213	558,469
Cadence Design Systems, Inc.†	24,373	3,211,630
Capital One Financial Corp.	15,655	2,333,847
Cerner Corp.	32,152	2,413,008
Charter Communications, Inc., Class A†	4,460	3,003,587
Cimarex Energy Co.	25,715	1,702,333
Citigroup, Inc.	34,816	2,480,292
Citizens Financial Group, Inc.	41,162	1,904,977
Conagra Brands, Inc.	37,307	1,383,717
Coursera, Inc.†	6,827	305,167
CSX Corp.	20,337	2,048,953
Darden Restaurants, Inc.	7,982	1,171,119
DaVita, Inc.†	8,171	952,167
Deere & Co.	4,906	1,819,390
Dell Technologies, Inc., Class C†	14,779	1,453,219
eBay, Inc.	52,444	2,925,851
Electronic Arts, Inc.	11,114	1,579,077
Eli Lilly & Co.	5,197	949,856
EOG Resources, Inc.	28,827	2,122,820
Exxon Mobil Corp.	33,592	1,922,806
Facebook, Inc., Class A†	16,383	5,325,786
Freeport-McMoRan, Inc.	38,839	1,464,619
General Motors Co.†	20,585	1,177,874
GoDaddy, Inc., Class A†	15,667	1,360,209
Goldman Sachs Group, Inc.	8,461	2,948,235
Hilton Grand Vacations, Inc.†	44,796	1,996,110
Hologic, Inc.†	39,631	2,597,812
Humana, Inc.	5,757	2,563,247
J2 Global, Inc.†	11,875	1,436,875
Johnson & Johnson	4,103	667,681
Lam Research Corp.	5,933	3,681,130
Lear Corp.	9,401	1,728,280
Lithia Motors, Inc., Class A	1,859	714,562
MasTec, Inc.†	26,521	2,767,731
Mastercard, Inc., Class A	9,703	3,707,128
Mattel, Inc.†	71,904	1,543,060
McKesson Corp.	15,643	2,934,001
Microsoft Corp.	59,276	14,948,222
Molina Healthcare, Inc.†	7,411	1,890,546
Morgan Stanley	40,638	3,354,667
Netflix, Inc.†	1,488	764,043
NextEra Energy, Inc.	35,474	2,749,590
NRG Energy, Inc.	41,552	1,488,393
NuVasive, Inc.†	21,843	1,560,682
NVIDIA Corp.	4,297	2,579,833
Old Dominion Freight Line, Inc.	7,247	1,868,349
Palo Alto Networks, Inc.†	3,806	1,345,002
PayPal Holdings, Inc.†	14,491	3,800,844
Procter & Gamble Co.	31,371	4,185,519
PulteGroup, Inc.	60,005	3,547,496
Qorvo, Inc.†	4,213	792,760
QUALCOMM, Inc.	10,617	1,473,640
SBA Communications Corp.	2,377	712,434
Seagen, Inc.†	6,861	986,337
Spectrum Brands Holdings, Inc.	5,329	469,698
SS&C Technologies Holdings, Inc.	5,045	374,440
State Street Corp.	21,233	1,782,510
Synchrony Financial	51,717	2,262,101
Sysco Corp.	17,612	1,492,265
T-Mobile US, Inc.†	25,665	3,391,116
Targa Resources Corp.	25,020	867,944
Target Corp.	11,072	2,294,783
Tesla, Inc.†	3,700	2,624,928
Tetra Tech, Inc.	3,561	454,490
Tri Pointe Homes, Inc.†	17,641	420,209
UiPath, Inc., Class A†	3,424	246,528
United Parcel Service, Inc., Class B	13,368	2,725,200
United Rentals, Inc.†	8,558	2,738,132
United Therapeutics Corp.†	7,534	1,518,553
UnitedHealth Group, Inc.	5,237	2,088,516
Visa, Inc., Class A	18,237	4,259,434
Vizio Holding Corp., Class A†	46,130	1,186,002
Voya Financial, Inc.	28,768	1,951,047

		243,952,282

Total Long-Term Investment Securities (cost $270,070,234)		382,722,332

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $10,165,000 and collateralized by $10,541,000 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $10,368,398 (cost $10,165,000)	$10,165,000	10,165,000

TOTAL INVESTMENTS — (cost $280,235,234)	95.6%	392,887,332
Other assets less liabilities	4.4	17,890,840

NET ASSETS	100.0%	$410,778,172

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $5,512,791 representing 1.3% of net assets.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$262,815,313	$119,907,019	**	$—	$382,722,332
Short-Term Investment Securities	—	10,165,000		—	10,165,000

Total Investments at Value	$262,815,313	$130,072,019		$—	$392,887,332

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board; (see Note 1).

See Notes to Portfolio of Investments

Industry Allocation*
Diversified Banking Institutions	5.1%
Computers	4.6
Banks-Commercial	3.8
Applications Software	3.6
E-Commerce/Products	3.6
Web Portals/ISP	3.3
Medical-Drugs	3.1
Semiconductor Equipment	2.6
Finance-Credit Card	2.5
Repurchase Agreements	2.5
Medical-HMO	2.4
Oil Companies-Integrated	2.1
Auto-Cars/Light Trucks	2.0
Medical-Biomedical/Gene	1.7
Building-Residential/Commercial	1.7
Transport-Services	1.5
Internet Content-Entertainment	1.5
Insurance-Multi-line	1.5
Cable/Satellite TV	1.5
Insurance-Life/Health	1.3
Electric-Integrated	1.3
Food-Misc./Diversified	1.2
Tobacco	1.1
Commercial Services-Finance	1.1
Investment Management/Advisor Services	1.0
Cosmetics & Toiletries	1.0
Brewery	0.9
Oil Companies-Exploration & Production	0.9
Medical-Wholesale Drug Distribution	0.9
Audio/Video Products	0.9
Entertainment Software	0.9
Diversified Manufacturing Operations	0.9
Diversified Minerals	0.8
Cellular Telecom	0.8
Building Products-Air & Heating	0.8
Electronic Components-Semiconductors	0.8
E-Commerce/Services	0.8
Computer Aided Design	0.8
Agricultural Operations	0.8
Metal-Iron	0.8
Electronic Measurement Instruments	0.7
Toys	0.7
Power Converter/Supply Equipment	0.7
Disposable Medical Products	0.7
Building-Heavy Construction	0.7
Rental Auto/Equipment	0.7
Textile-Apparel	0.7
Semiconductor Components-Integrated Circuits	0.7
Medical Products	0.6
Containers-Paper/Plastic	0.6
Medical Information Systems	0.6
Retail-Discount	0.6
Finance-Consumer Loans	0.5
Machinery-General Industrial	0.5
Retail-Jewelry	0.5
Import/Export	0.5
Building Products-Doors & Windows	0.5
Transport-Rail	0.5
Hotels/Motels	0.5
Metal-Diversified	0.5
Transport-Truck	0.5
Engineering/R&D Services	0.5
Computer Services	0.5
Retail-Consumer Electronics	0.4
Auto/Truck Parts & Equipment-Original	0.4
Machinery-Farming	0.4
Banks-Fiduciary	0.4
Electronic Forms	0.4
Food-Retail	0.4
Telephone-Integrated	0.4
Retail-Propane Distribution	0.4
Lighting Products & Systems	0.4
Medical Instruments	0.4
Finance-Leasing Companies	0.4
Food-Wholesale/Distribution	0.4
Independent Power Producers	0.4
Electric-Generation	0.4
Metal-Copper	0.4
Electric Products-Misc.	0.4
Computer Software	0.3
Finance-Investment Banker/Broker	0.3
Aerospace/Defense-Equipment	0.3
Web Hosting/Design	0.3
Internet Security	0.3
Real Estate Operations & Development	0.3
Retail-Restaurants	0.3
Office Furnishings-Original	0.3
Dialysis Centers	0.2
Wire & Cable Products	0.2
Human Resources	0.2
Airlines	0.2
Pipelines	0.2
Transport-Marine	0.2
Retail-Automobile	0.2
Real Estate Investment Trusts	0.2
Machinery-Thermal Process	0.2
Enterprise Software/Service	0.2
Recreational Vehicles	0.1
Footwear & Related Apparel	0.1
Retail-Apparel/Shoe	0.1
Consumer Products-Misc.	0.1
Environmental Consulting & Engineering	0.1
Finance-Other Services	0.1
Retail-Auto Parts	0.1
Gambling (Non-Hotel)	0.1
Schools	0.1

95.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 17.5%
Diversified Financial Services — 17.5%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.91% (1 ML+0.80%) due 12/26/2044*	$195,906	$195,299
ACRE TL 2017 LLC FRS Series 2017-A 4.33% (1 ML+4.60%) due 12/15/2021*(1)(9)	804,545	796,500
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.79% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,485,771
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	889,528	950,350
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,326,725	1,422,188
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	887,456	956,118
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	160,751
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	398,886
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	550,081
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	163,703
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	302,626
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	758,539
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	37,776	37,870
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	370,015
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.78% (1 ML+0.69%) due 01/25/2036	16,856	16,853
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	1,990,918
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,540,084
Anchor Mtg. Trust Series 2021-1, Class A1 2.60% due 10/25/2026*(1)	2,750,000	2,750,962
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.16% (1 ML+2.05%) due 02/15/2035*	1,794,500	1,790,819
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.26% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,381,055
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class C 2.11% (1 ML+2.00%) due 12/15/2035*	461,000	460,856
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class C 2.21% (1 ML+2.10%) due 05/15/2037*	413,500	412,984
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 2.61% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,139,638
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class D 3.06% (1 ML+2.95%) due 12/15/2035*	424,000	424,000
AREIT Trust FRS Series 2019-CRE3, Class A 1.14% (1 ML+1.02%) due 09/14/2036*(3)	590,000	589,631
AREIT Trust FRS Series 2019-CRE3, Class B 1.67% (1 ML+1.55%) due 09/14/2036*(3)	2,234,000	2,222,895
AREIT Trust FRS Series 2019-CRE3, Class C 2.02% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	1,007,430
AREIT Trust FRS Series 2019-CRE3, Class D 2.77% (1 ML+2.65%) due 09/14/2036*(3)	884,500	864,708
Atrium XII FRS Series 12A, Class BR 1.53% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,948,519
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.44% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,305,896
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 1.11% (1 ML+1.00%) due 03/15/2036*(3)	708,538	708,538
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 1.21% (1 ML+1.10%) due 09/15/2035*(3)	422,765	421,841

Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 1.36% (1 ML+1.25%) due 09/15/2035*(3)	905,000	897,113
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 1.46% (1 ML+1.35%) due 03/15/2036*(3)	621,929	621,557
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.66% (1 ML+1.55%) due 09/15/2036*(3)	3,941,902	3,935,761
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 1.71% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,032,192
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 2.21% (1 ML+2.10%) due 09/15/2035*(3)	655,000	649,112
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.41% (1 ML+2.30%) due 09/15/2036*(3)	270,000	267,981
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 2.81% (1 ML+2.70%) due 01/15/2033*(3)	716,847	712,669
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,404,733
BDS, Ltd. FRS Series 2019-FL4, Class A 1.22% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,331,563
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 2.91% due 08/25/2033(1)(4)	120,024	120,957
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,060,812
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.52% (1 ML+1.40%) due 02/16/2037*(3)	875,000	872,811
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.11% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,473,943
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	1,061,490	1,059,654
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	2,053,447	2,048,075
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,612,253	1,637,333
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,607,833	1,640,283
BVRT Financing Trust FRS Series 2021-CRT2 1.87% due 11/10/2032*(9)	1,004,015	1,004,015
BVRT Financing Trust Series 2020-3F, Class A 3.15% due 11/10/2022*(9)	1,868,126	1,868,126
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.42% (1 ML+1.3%) due 05/15/2038*(3)	2,281,000	2,282,419
BXMT, Ltd. FRS Series 2021-FL4, Class B 1.67% (1 ML+1.55%) due 05/15/2038*(3)	4,995,500	4,998,607
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(9)	1,370,656	1,406,635
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,339,480
Capital Automotive LP Series 2020-1A, Class A3 3.10% due 12/15/2050*	374,375	384,157
CarNow Auto Receivables Trust Series 2021-1A, Class A 0.97% due 10/15/2024*	2,457,000	2,457,964
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,048,941
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,325,847
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,185,729	1,223,685
CHCP, Ltd. FRS Series 2021-FL1, Class B 1.77% (1 ML+1.65%) due 02/15/2038*	566,500	566,853
CHCP, Ltd. FRS Series 2021-FL1, Class C 2.22% (1 ML+2.10%) due 02/15/2038*	642,000	642,401
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	641,809	645,124
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,898,021
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	407,949
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	937,067

CLNC, Ltd. FRS Series 2019-FL1, Class B 2.02% (1 ML+1.90%) due 08/20/2035*	910,000	906,456
CLNC, Ltd. FRS Series 2019-FL1, Class C 2.52% (1 ML+2.40%) due 08/20/2035*	1,480,000	1,475,360
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	71,129	71,189
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.87% (3 ML+1.70%) due 11/07/2030*(2)	3,656,527	3,656,527
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class BR 2.32% (3 ML+2.15%) due 11/07/2030*(2)	2,328,072	2,328,072
COMM Mtg Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,365,171
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,987,857
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,388,634
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,607,168
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	848,261
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,738,569
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	688,160
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,252,920
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(3)(4)	1,790,000	1,933,623
Continental Finance Credit Card LLC Series 2020-1A, Class A 2.24% due 12/15/2028*	990,000	999,648
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	983,956	1,025,973
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,997,165
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,119,920
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	173,495	173,801
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	255,009	257,835
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,611,454
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.45% due 03/25/2034(1)(4)	217,011	220,858
Cutwater, Ltd. FRS Series 2015-1A, Class BR 1.98% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,752,309
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.58% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,150,463
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	1,250,000	1,249,376
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	775,705	788,929
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.54% due 06/10/2034*(3)(4)	1,000,000	1,023,549
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	217,874	221,803
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	427,228	445,872
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	920,344	931,170
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	223,900	224,664
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	188,080	189,484
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	531,988
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	198,848	199,666
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.73% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,511,390
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.86% (1 ML+0.74%) due 07/19/2044(1)	673,823	649,511

DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	940,000	940,776
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,601,554
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,537,586
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	16,911	16,934
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	278,790	281,185
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 1.82% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,230,057
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	954,337
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,707,644
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	833,021	846,949
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	9,436	9,451
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	568,451	571,534
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 09/17/2025*	1,500,000	1,506,594
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,524,732
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,996,272
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 1.58% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,106,352
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 2.08% (3 ML+1.90%) due 04/15/2027*(2)	760,000	760,686
FMC GMSR Issuer Trust 3.69% due 02/25/2024(9)	3,330,000	3,330,822
FMC GMSR Issuer Trust VRS Series 2020-GT1, Class A 4.45% due 01/25/2026*(1)(4)	2,000,000	2,009,155
FORT CRE LLC FRS Series 2018-1A, Class A1 1.47% (1 ML+1.35%) due 11/16/2035*	2,188,044	2,188,044
FORT CRE LLC FRS Series 2018-1A, Class C 2.94% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,319,697
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	383,507	396,574
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	127,271	127,684
FTF Funding II LLC 8.00% due 08/15/2024*(9)	515,439	278,337
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 1.59% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,293,334
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 0.98% (3 ML+0.79%) due 11/15/2026*(2)	1,768,105	1,767,299
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	450,921	454,008
GoodGreen Trust Series 2019-2A, Class A 2.76% due 04/15/2055*	904,694	920,909
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	667,023	697,779
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	138,198	146,321
GoodGreen Trust Series 2017-R1 5.00% due 10/20/2051*(9)	958,014	956,864
GPMT, Inc. FRS Series 2018-FL1, Class A 1.01% (1 ML+0.90%) due 11/21/2035*(3)	260,606	260,001
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.23% (1 ML+1.12%) due 06/15/2037*	1,052,486	1,052,486
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,177,446
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,995,095
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.61% (1 ML+0.50%) due 09/25/2035(1)	3,747	3,603

Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.89% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,793,965
Headlands Residential LLC Series 2018-RPL1, Class A 3.88% due 08/25/2024*(1)(5)	1,790,000	1,803,789
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(1)(5)	1,400,000	1,411,125
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,807,240
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	153,729	158,548
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	521,170	551,398
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	418,227	441,256
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	98,065	100,538
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 1.56% (1 ML+1.45%) due 08/15/2028*	351,000	350,782
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 1.76% (1 ML+1.65%) due 08/15/2028*	722,500	722,050
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 2.46% (1 ML+2.35%) due 08/15/2028*	238,500	238,203
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,254,716
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.69% due 03/25/2035(1)(4)	111,043	113,141
Invitation Homes Trust FRS Series 2017-SFR2, Class A 0.97% (1 ML+0.85%) due 12/17/2036*	482,614	483,291
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	5,034,715
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,405,975
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,124,476
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 1.87% due 10/25/2033(1)(4)	330,487	334,731
KREF, Ltd. FRS Series 2018-FL1, Class C 2.12% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,332,500
LHOME Mtg. Trust VRS Serie 2021-RTL1, Class A1 2.09% due 09/25/2026*(1)(4)	970,000	970,589
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,036,764
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,918,455
LL ABS Trust Series 2019-1A, Class A 2.87% due 03/15/2027*	121,978	122,297
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.48% (1 ML+1.37%) due 04/15/2034*(3)	656,550	654,091
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.61% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,895,000
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.71% (1 ML+1.60%) due 04/15/2034*(3)	844,650	838,323
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.06% (1 ML+1.95%) due 04/15/2034*(3)	795,150	786,711
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.56% (1 ML+2.45%) due 05/15/2036*	501,000	486,291
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.66% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,019,232
LP LMS Asset Securitization Trust Series 2021-1 3.23% due 10/15/2028(9)	2,350,000	2,350,000
LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(9)	822,595	829,661
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,110,812
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	1,095,000	1,097,881

Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.75% (1 ML+0.64%) due 10/25/2028(1)	223,119	224,276
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 0.93% (6 ML+0.68%) due 01/25/2029(1)	597,470	597,418
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class C 1.81% (1 ML+1.70%) due 07/15/2036*(3)	1,348,500	1,347,236
MF1, Ltd. FRS Series 2019-FL2, Class AS 1.54% (1 ML+1.43%) due 12/25/2034*(3)	5,380,000	5,332,737
MF1, Ltd. FRS Series 2020-FL4, Class AS 2.21% (1 ML+2.10%) due 11/15/2035*	1,334,500	1,347,005
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(2)	4,114,474	4,112,417
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,297,011
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	2,002,623
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,247,084
Nationstar HECM Loan Trust VRS Series 2020-1A, Class A1 1.27% due 09/25/2030*(4)	1,723,914	1,727,243
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 0.75% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,778,794
Neuberger Berman CLO XXI, Ltd. FRS Series 2016-21A, Class CR2 coupon TBD due 04/20/2034*(2)	1,276,441	1,276,571
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,203,148
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	1,768,855	1,787,967
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.53% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,491,305
Octane Receivables Trust Series 2021-1A, Class B 1.53% due 04/20/2027*	700,000	699,533
Octane Receivables Trust Series 2021-1A, Class C 2.23% due 11/20/2028*	600,000	598,256
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	793,770	825,931
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,691,008
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	600,000	600,170
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	1,100,000	1,099,941
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(9)	1,100,000	1,100,000
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	3,475,000	3,479,903
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.53% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,879,923
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.08% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,637,976
Parallel, Ltd. FRS Series 2015-1A, Class 1R 1.94% (3 ML+1.75%) due 07/20/2027*(2)	680,000	679,658
Parallel, Ltd. FRS Series 2015-1A, Class 2R 1.94% (3 ML+1.75%) due 07/20/2027*(2)	730,000	725,316
PFP, Ltd. FRS Series 2021-7, Class B 1.52% (1 ML+1.40%) due 04/14/2038*(3)	487,000	484,574
PFP, Ltd. FRS Series 2021-7, Class C 1.77% (1 ML+1.65%) due 04/14/2038*(3)	853,000	850,876
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(1)(5)	2,510,407	2,509,923
Pretium Mtg. Credit Partners I LLC Series 2020-NPL3, Class A1 3.10% due 06/27/2060*(5)	1,271,179	1,283,692

Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,008,563
PRPM LLC VRS Series 2021-1, Class A1 2.12% due 01/25/2026*(1)(4)	1,861,549	1,861,967
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(1)(4)	1,518,220	1,521,428
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.22% (3 ML+1.04%) due 02/20/2030*(2)	1,874,927	1,875,847
RCO V Mtg. LLC Series 2020-1, Class A1 3.10% due 09/25/2025*(1)(5)	1,792,265	1,806,645
Regional Management Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	2,034,859
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	181,984	193,840
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,181,655
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,466,570
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	536,584	546,013
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	639,284	653,162
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.80% (1 ML+0.68%) due 10/20/2034(1)	573,969	571,393
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.88% (1 ML+0.76%) due 04/20/2033(1)	505,058	511,711
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(1)(9)	938,969	951,645
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(1)(9)	671,181	676,887
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.62% (1 ML+0.25%) due 07/19/2035(1)	300,239	304,058
STWD, Ltd. FRS Series 2021-FL2, Class C 2.21% (1 ML+2.10%) due 04/18/2038*	1,072,500	1,073,251
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,353,408
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,428,508
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,214,042
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 1.88% due 12/25/2044(1)(4)	77,583	77,606
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.68% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,994,535
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,351,578
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*(9)	1,405,822	1,428,315
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,714,466
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,318,356
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,190,293
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,074,085
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	1,407,808	1,407,976
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,257,328	1,268,396
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	201,628	204,783
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	42,254	42,334
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	772,426	774,792
VM Debt LLC Series 2019-1 7.50% due 06/15/2024*(9)	1,280,413	1,280,413
VOLT C LLC Series 2021-NPL9, Class A1 1.99% due 05/25/2051*(1)(5)	1,600,000	1,599,744

VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(1)(5)	852,082	852,164
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(1)(5)	2,993,598	2,978,756
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(1)(5)	2,150,507	2,149,345
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(1)(5)	1,270,090	1,270,114
VOLT XCV LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(5)	1,877,061	1,876,096
VOLT XCVI LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(1)	1,828,491	1,827,214
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(1)(5)	1,943,019	1,942,771
Voya, Ltd. CLO FRS Series 2012-4A, Class A2AR 2.08% (3 ML+1.90%) due 10/15/2030*(2)	930,000	934,898
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	310,873	327,710
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.57% (1 ML+0.46%) due 04/25/2045(1)	31,420	30,965
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,206,268
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,157,986
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,586,116
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,111,787
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,741,218
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	800,701
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,389,771
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	783,381
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	84,310	84,362
Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.88% (3 ML+1.70%) due 10/15/2027*(2)	435,000	434,781
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,114,306

Total Asset Backed Securities (cost $375,086,252)		380,284,955

U.S. CORPORATE BONDS & NOTES — 26.5%
Aerospace/Defense — 0.7%
Boeing Co. Senior Notes 1.17% due 02/04/2023	350,000	351,395
Boeing Co. Senior Notes 1.43% due 02/04/2024	715,000	717,047
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	416,259
Boeing Co. Senior Notes 2.20% due 02/04/2026	3,651,000	3,654,727
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	409,395
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,299,884
Boeing Co. Senior Notes 3.25% due 03/01/2028	429,000	444,024
Boeing Co. Senior Notes 4.51% due 05/01/2023	1,106,000	1,181,795
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	297,462
Boeing Co. Senior Notes 5.15% due 05/01/2030	1,317,000	1,530,973
Boeing Co. Senior Notes 5.71% due 05/01/2040	1,195,000	1,480,644
Boeing Co. Senior Bonds 5.81% due 05/01/2050	821,000	1,052,859
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	108,317

Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	365,848
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	242,492
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	108,164
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	56,388
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	105,000	112,078
Raytheon Technologies Corp. Senior Notes 4.35% due 04/15/2047	50,000	58,120
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	241,751
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	332,296
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	269,546

		14,731,464

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	109,950
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	244,727
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	410,000	388,971
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	3,070,000	3,025,516

		3,769,164

Agricultural Operations — 0.0%
Cargill, Inc. Senior Notes 2.13% due 04/23/2030*	638,000	633,260
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	47,460

		680,720

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	227,836	230,760
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	162,610	165,597
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	227,833	225,512
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	78,802	83,219
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	363,750	385,602
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	179,564	179,340
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	587,198	574,152
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	497,140	489,785
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	483,253	497,840
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	170,903	169,177
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	689,100	698,124
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	250,410	262,380
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	471,846	506,287
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	421,660	447,417
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	110,163	112,136

		5,027,328

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	212,855
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	325,000	323,811
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	91,000	90,675
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	154,763
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	680,000	663,444
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	3,065,000	3,256,179

		4,701,727

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.13% due 10/01/2025	245,000	290,657
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	1,119,000	1,104,616
General Motors Financial Co., Inc. Senior Notes 2.35% due 01/08/2031	602,000	575,504
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	754,000	757,778
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	215,000	211,353
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	272,057
Hyundai Capital America Senior Notes 1.80% due 01/10/2028*	415,000	402,509
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,279,000	1,289,621
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	209,580
Nissan Motor Acceptance Corp. Senior Notes 2.00% due 03/09/2026*	500,000	502,704
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	355,000	349,386
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,998,015
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	810,144

		8,773,924

Auto-Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,297,000	1,251,605
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	1,710,000	1,789,087

		3,040,692

Banks-Commercial — 0.3%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	394,591
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	359,644
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,150
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	94,000	92,526
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,323,335
Discover Bank Senior Notes 3.45% due 07/27/2026	475,000	516,441
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	113,646
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	218,082
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	103,618
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	58,909
Truist Bank Sub. Notes 2.25% due 03/11/2030	466,000	459,723

		6,687,665

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	101,637
Bank of New York Mellon Corp. Sub. Notes 3.30% due 08/23/2029	267,000	289,994

Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	113,193

		504,824

Banks-Super Regional — 0.7%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	84,750
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,632,000	3,726,666
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	344,662
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,285,000	3,318,040
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	3,822,000	3,770,045
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	3,132,000	3,377,204
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	219,801
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	611,076
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	148,528
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	171,595
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	135,645

		15,908,012

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	211,973
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	82,246
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	125,944
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	199,123

		619,286

Brewery — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,703,320
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,653,000	1,972,681
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	75,017
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	508,320
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	614,072
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	457,884
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.50% due 06/01/2050	590,000	678,026
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	241,476
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	380,342
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,597,000	3,277,041
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	163,949
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	108,898

		10,181,026

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	482,000	471,611
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,355,000	1,499,068
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	11,737

		1,982,416

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,700,000	1,588,905
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	2,275,000	2,280,687

		3,869,592

Building Products-Air & Heating — 0.2%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	3,334,000	3,348,660
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,281,563

		4,630,223

Building Products-Cement — 0.1%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	251,831
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	786,000	792,005
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	646,000	707,655
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,280,264

		3,031,755

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	163,651
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	325,383

		489,034

Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	185,000	202,298

Cable/Satellite TV — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	2,080,000	2,116,171
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,110,000	2,204,950
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	260,000	249,852
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	525,000	493,292
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	410,000	443,786
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	561,007
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,786,338
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	164,248
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	784,404
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	249,069
Comcast Corp. Company Guar. Notes 1.50% due 02/15/2031	600,000	557,909
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	305,000	294,683
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	368,749
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	314,425
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	340,000	351,733
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	79,000	82,034
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	307,389
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	356,711

Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	731,458
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	467,810
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	646,078
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	355,000	334,181
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	255,000	232,021
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,654,000	2,841,383
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	144,975
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	160,916
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	2,575,000	2,562,125
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	2,150,000	2,150,000
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	1,625,000	1,671,719
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,730,000	1,786,571
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	2,290,000	2,478,782
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,789,000	3,014,900
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	179,454

		32,089,123

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	540,000	566,868

Cellular Telecom — 0.4%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	208,428
T-Mobile USA, Inc. Senior Sec. Notes 1.50% due 02/15/2026*	340,000	340,207
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	1,230,000	1,220,898
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	4,081,000	4,014,602
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	804,000	784,905
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	935,000	874,398
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	1,025,000	1,129,058
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	677,000	751,240

		9,323,736

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	384,715
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	208,894
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	290,000	286,332
Nutrition & Biosciences, Inc. Company Guar. Notes 3.47% due 12/01/2050*	130,000	128,383
PPG Industries, Inc. Senior Notes 1.20% due 03/15/2026	270,000	267,988

		1,276,312

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	178,536
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	160,557
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	154,107
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	178,911

		672,111

Coatings/Paint — 0.1%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	1,625,000	1,579,061

Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	110,321

		1,689,382

Commercial Services — 0.0%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	728,807

Commercial Services-Finance — 0.0%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	404,888
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	521,733

		926,621

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	140,319
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	235,000	223,607

		363,926

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	175,000	173,467

Computers — 0.4%
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	329,075
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	315,047
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	557,357
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	415,114
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,423,000	5,234,167
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	235,000	256,369
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	703,523
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	331,421

		8,142,073

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,958,300
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	545,000	542,653
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	434,625
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	328,216
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	50,091

		4,313,885

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	918,659
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	130,635

		1,049,294

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,339,964
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	195,174
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,675,000	1,815,093
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	204,323

		3,554,554

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	2,100,000	2,126,250

Distribution/Wholesale — 0.2%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,551,688
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	945,000	958,173
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	585,000	611,307
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	129,101

		3,250,269

Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 1.32% due 06/19/2026	145,000	145,250
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	274,925
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,889,405
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	7,339,000	6,890,892
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	417,068
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,700,000	2,836,289
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	215,952
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	4,092,000	4,429,345
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	421,344
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,102,069
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	324,380
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,557,000	1,735,593
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	321,313
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	305,120
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,939,000	2,271,964
Citigroup, Inc. Senior Notes 1.12% due 01/28/2027	678,000	666,641
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	910,000	908,363
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	5,031,652
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	965,034
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	209,820
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	200,000	217,383
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	771,084
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	657,457
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	800,000	889,416
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	668,857
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	607,260
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	212,105
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	60,151
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	1,250,000	1,186,539
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	519,737
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,308,000	1,440,455
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	1,800,000	2,033,902
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	622,776
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,754,365
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,162,000	4,480,799
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	3,928,000	4,287,485
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,046,000	5,671,446
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,175,000	2,479,004
Morgan Stanley Senior Notes 0.53% due 01/25/2024	660,000	659,557

Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	296,231
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	334,273
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	277,834
Morgan Stanley Senior Notes 3.13% due 07/27/2026	76,000	82,320
Morgan Stanley Senior Notes 3.22% due 04/22/2042	705,000	713,746
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	586,327
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	306,752
Morgan Stanley Senior Notes 3.88% due 01/27/2026	270,000	300,856
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,034,436
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	321,044
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,115,000	1,313,815
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	84,839
Morgan Stanley Senior Notes 4.43% due 01/23/2030	457,000	526,716
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	356,219
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	262,547
Morgan Stanley Senior Notes 5.50% due 07/28/2021	690,000	698,439
Morgan Stanley Senior Notes 5.60% due 03/24/2051	1,676,000	2,345,125

		70,423,716

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	389,443
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026	200,000	237,574
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	71,494
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	213,565

		912,076

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	91,945

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	460,888

E-Commerce/Services — 0.2%
MercadoLibre, Inc. Company Guar. Notes 3.13% due 01/14/2031	2,583,000	2,470,639
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	223,042
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,222,000	2,428,598

		5,122,279

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	132,698
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	240,000	227,656
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	154,058
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	152,697
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	149,907
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	122,997
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	285,000	307,663

		1,247,676

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	365,419

Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	108,799

		474,218

Electric-Integrated — 1.2%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	55,103
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	69,501
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	128,563
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	411,618
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	461,106
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	229,925
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	195,237
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	295,983
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	121,719
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	122,785
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	216,930
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	121,811
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	253,156
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	180,931
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	194,711
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	206,316
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	134,427
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	206,762
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	340,123
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	437,722
Edison International Senior Notes 3.55% due 11/15/2024	734,000	789,921
Edison International Senior Notes 5.75% due 06/15/2027	200,000	234,012
Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	590,000	537,154
Entergy Arkansas LLC 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	96,931
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	115,967
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	462,385
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	200,000	206,046
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	272,029
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	223,224
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	2,230,000	2,179,825
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	1,244,000	1,147,590
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	2,954,000	3,426,640
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	480,824
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	270,744
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	124,098
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	258,196
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	744,273

Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	240,949
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	121,407
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	434,498
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	388,147
Pacific Gas & Electric Co 1st Mtg. Notes 3.75% due 08/15/2042	75,000	67,655
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	610,000	610,197
Pacific Gas & Electric Co. FRS 1st Mtg. Bonds 1.57% (3 ML+1.38%) due 11/15/2021	745,000	747,458
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	810,706
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	185,000	190,808
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	1,470,000	1,305,064
Pacific Gas & Electric Co. 1st Mtg. Notes 3.45% due 07/01/2025	290,000	307,479
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	130,000	124,848
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	413,533
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	164,694
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	306,223
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	203,763
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	55,224
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	625,950
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	73,285
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	222,678
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	131,401
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	218,416
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	369,516
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	122,090
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	98,221
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	117,548
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	119,787
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	216,404
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	117,971
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	194,000	211,632
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	240,203

		25,332,043

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	885,000	959,998
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	95,509
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	360,516
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	217,170
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	426,036

Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	77,441

		2,136,670

Electronic Components-Semiconductors — 0.5%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	1,200,000	1,181,686
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	2,079,000	2,100,392
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028	507,000	559,750
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,847,000	3,110,399
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	500,000	557,789
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029	2,715,000	3,087,515
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	615,000	614,197

		11,211,728

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	47,130
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	204,583
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	146,765

		398,478

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,415,000	1,437,175
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	126,951
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	367,873
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	464,347
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	640,652
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	212,107
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	57,895
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	49,897
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	91,729
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	220,113

		3,668,739

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	113,078
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,160,012
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	111,353

		1,384,443

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,448,000	3,758,375
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	3,383,000	3,378,771

		7,137,146

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	520,605
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	205,765
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	790,642
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	344,000	368,338
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	244,000	264,016
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	253,142
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	104,510

Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	524,000	588,794
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	160,106
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	526,930

		3,782,848

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	313,023
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	171,000	182,242
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	581,045
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	986,000	1,094,394

		2,170,704

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	2,005,000	2,095,405

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	160,000	163,259

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	728,095
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	245,235

		973,330

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	135,274
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	130,250
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	210,000	270,838
General Mills, Inc. Senior Notes 3.00% due 02/01/2051*	55,000	52,044
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	757,874

		1,346,280

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	584,931
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	496,497

		1,081,428

Gas-Distribution — 0.3%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	92,198
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	195,000	195,181
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	305,335
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,510,000	3,756,245
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	280,723
Dominion Energy Gas Holdings LLC Senior Notes 3.90% due 11/15/2049	423,000	443,505
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	723,000	689,265
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	334,751
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	254,519
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	680,757
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	60,400
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	76,226

		7,169,105

Hotels/Motels — 0.3%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	3,760,000	3,697,659
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	1,145,000	1,137,498

Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,699,000	1,766,276
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	758,000	850,459

		7,451,892

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	500,000	506,709
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	2,655,000	2,535,127
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	2,970,000	3,110,006
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	355,000	357,320
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	395,000	397,059
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	328,403

		7,234,624

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,966,674
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	910,000	881,684
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,008,000	3,527,338

		8,375,696

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	615,000	614,540
Athene Global Funding Sec. Notes 1.45% due 01/08/2026*	470,000	464,903
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	189,603
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,189,107
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	183,699
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	465,674
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	274,522
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	105,756
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	253,391
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	229,774

		3,970,969

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	326,063
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	76,068
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,662,000	2,767,113
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	984,000	1,036,123
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	296,914
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	340,441

		4,842,722

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	107,703
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	405,797
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	174,014
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	368,122

		1,055,636

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	683,840
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	329,215
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	247,301
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	316,092
Progressive Corp. Senior Notes 3.20% due 03/26/2030	980,000	1,066,615

		2,643,063

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	738,000	698,346

Internet Brokers — 0.3%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,105,000	4,546,158
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,740,109
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	385,000	419,528

		6,705,795

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	595,000	684,994

Investment Companies — 0.0%
Blackstone/GSO Secured Lending Fund Senior Notes 3.65% due 07/14/2023*	390,000	408,063

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	130,823
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,799,590

		1,930,413

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	725,386
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	140,461

		865,847

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,193,527

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	723,000	743,188
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	586,469
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	284,629

		1,614,286

Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,941,000	1,974,102
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,097,285

		6,071,387

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	53,448

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	560,325
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,023,226
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,810,184
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	1,293,000	1,447,922
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	237,471

		5,079,128

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	2,075,000	2,137,873
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	207,248

Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	61,381

		2,406,502

Medical Products — 0.0%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	300,000	289,647
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	102,482

		392,129

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	274,640
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,877
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	17,863
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	529,586
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	145,000	132,094
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	555,719
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	837,642

		2,377,421

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023	300,000	311,300
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	794,000	848,317
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	450,000	459,626
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	2,659,000	2,911,691
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024	230,000	250,783
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	784,000	876,735
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	318,427
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	493,806
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	210,000	197,838
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026	358,000	392,087
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	367,758
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	281,251
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	190,580
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	262,000	339,286
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	358,809

		8,598,294

Medical-Generic Drugs — 0.1%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	200,426
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	153,469
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	1,157,000	1,171,525

		1,525,420

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	584,619
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	118,476
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	215,329
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	219,352
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	453,624

UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	317,132

		1,908,532

Medical-Hospitals — 0.9%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	395,842
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	243,684
Children’s National Medical Center Notes 2.93% due 07/15/2050	340,000	319,599
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	277,260
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	280,869
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	287,754
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	329,930
Hackensack Meridian Health, Inc. Sec. Notes 2.68% due 09/01/2041	760,000	715,394
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	400,000	379,294
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	701,738
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,177,000	2,418,500
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	405,942
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,962,000	2,276,177
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	235,000	294,383
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	2,810,000	3,277,162
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	653,298
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	219,459
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	641,355
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	270,612
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	89,380
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	220,000	190,405
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	498,123
Tower Health Sec. Notes 4.45% due 02/01/2050	3,152,000	2,647,680
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	330,000	320,918
Yale-New Haven Health Services Corp. Notes 2.50% due 07/01/2050	390,000	347,625

		18,482,383

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	158,916

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	173,541
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	174,287
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	115,394

		463,222

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,800,000	1,877,742

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 1.63% due 09/01/2025*	1,250,000	1,257,520
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,219,760
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,121,000	2,099,347

Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,419,938

		5,996,565

Multimedia — 0.1%
CBS Corp. Senior Notes 3.70% due 08/15/2024	540,000	586,607
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	195,000	249,520
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	598,051

		1,434,178

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	4,445,000	4,172,744

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	460,000	421,676

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	175,000	164,277

Oil Companies-Exploration & Production — 0.2%
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	260,000	258,078
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	262,620
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	296,776
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,057,000	1,112,797
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	625,000	702,317
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	112,985
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	209,561
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	234,275
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	485,822

		3,675,231

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	395,000	375,705
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	397,924
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	500,000	453,880
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	321,683
Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	280,000	303,527
Chevron USA, Inc. Company Guar. Notes 5.05% due 11/15/2044	130,000	165,170
Chevron USA, Inc. Company Guar. Notes 6.00% due 03/01/2041	180,000	253,441
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	261,721
Exxon Mobil Corp. Senior Notes 2.99% due 03/19/2025	640,000	688,799
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	402,969
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	491,738
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	205,527
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	974,327

		5,296,411

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	490,000	507,261
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	265,000	304,190
Marathon Petroleum Corp. Senior Notes 4.50% due 05/01/2023	417,000	446,704
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	251,000	282,880

Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,419,163
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	974,000	1,187,105
Valero Energy Corp. Senior Notes 1.20% due 03/15/2024	590,000	592,952
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	407,723

		6,147,978

Oil-Field Services — 0.2%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	183,930
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,414,000	3,423,085
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	24,285
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	96,012
Halliburton Co. Senior Notes 5.00% due 11/15/2045	996,000	1,126,528
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	249,068

		5,102,908

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	161,218

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	801,083

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	597,000	564,237
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	240,000	221,158
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	437,038
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	192,000	218,263
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,527,918
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	200,539	254,159
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	269,951	353,287

		3,576,060

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	3,963,895
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,529,625

		5,493,520

Pipelines — 1.4%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	300,000	311,034
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	226,483
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	255,939
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	516,128
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	496,000	571,546
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,495,000	1,560,406
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	289,692
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	167,553
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	128,000	143,042
Energy Transfer LP Senior Notes 5.00% due 05/15/2050	295,000	311,096
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	377,000	439,966
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	302,589

Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	634,928
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	778,111
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	213,033
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	371,770
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	270,163
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	620,000	635,881
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,611,000	1,921,546
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	260,000	243,265
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	320,000	290,797
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	109,096
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	109,684
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	264,502
MPLX LP Senior Notes 2.65% due 08/15/2030	410,000	404,611
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	172,472
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	230,442
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	94,681
MPLX LP Senior Notes 5.50% due 02/15/2049	175,000	212,488
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,283
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	97,843
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	308,758
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	255,354
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,261,000	2,583,824
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	635,524
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	255,782
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	53,018
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	118,923
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	4,937,000	5,002,162
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	350,000	339,003
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,021,000	1,130,378
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	657,000	739,578
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,278,000	2,571,288
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	119,905
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	196,512
Sunoco Logistics Partners Operations LP Senior Notes 4.95% due 01/15/2043	567,000	589,129
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,510,000	1,581,725
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	116,538
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	425,000	431,143

Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	64,288
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	189,776
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	201,833

		29,676,511

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	239,666
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	77,566
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	366,111
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	492,946
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	481,491
American Tower Corp. Senior Notes 1.50% due 01/31/2028	610,000	589,175
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	515,949
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	287,937
American Tower Corp. Senior Notes 2.75% due 01/15/2027	857,000	898,918
American Tower Corp. Senior Notes 2.95% due 01/15/2051	164,000	150,071
American Tower Corp. Senior Notes 3.10% due 06/15/2050	890,000	828,777
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	190,218
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,404,000	4,806,354
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	634,931
American Tower Corp. Senior Notes 3.80% due 08/15/2029	618,000	679,845
Boston Properties LP Senior Notes 2.55% due 04/01/2032	3,765,000	3,638,612
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	244,413
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	163,188
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	380,000	375,831
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	217,374
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	624,000	615,515
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	562,836
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	850,000	911,648
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	1,254,000	1,182,770
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	858,000	942,700
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	797,000	874,891
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	377,000	419,627
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	104,133
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	127,306
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	283,595
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,406,000	2,313,167
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	560,000	594,858
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,185,000	2,347,641
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	364,797

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	921,000	1,039,754
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,616,000	1,775,338
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	229,270
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	283,128
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	386,332
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	345,698
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	283,169
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	832,632
Iron Mountain, Inc. Company Guar. Notes 4.50% due 02/15/2031*	2,745,000	2,737,534
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	454,499
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	278,961
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,120,000	1,178,800
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	320,817
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	363,524
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	109,535
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	231,849
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	345,776
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	441,630
Safehold Operating Partnership LP Company Guar. Notes 2.80% due 06/15/2031	1,200,000	1,191,260
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	2,080,000	1,992,582
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027	2,615,000	2,674,295
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	292,557
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	56,533
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	393,069
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	410,300
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	3,589,000	3,775,300
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	2,070,000	2,101,050
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	74,944
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	269,777
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	382,824
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	890,697

		53,668,291

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	202,139
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	200,000	233,804
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,517,509

		1,953,452

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,205,000	3,225,031

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	314,946
O’Reilly Automotive, Inc. Senior Notes 1.75% due 03/15/2031	175,000	163,430
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	203,625

		682,001

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	505,000	521,413

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	218,930
Lowe’s Cos., Inc. Senior Notes 1.30% due 04/15/2028	562,000	538,536
Lowe’s Cos., Inc. Senior Notes 2.63% due 04/01/2031	365,000	369,905
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	193,571
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	346,924

		1,667,866

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.95% due 02/10/2026*	325,000	318,972
7-Eleven, Inc. Senior Notes 1.30% due 02/10/2028*	261,000	251,320
7-Eleven, Inc. Senior Notes 2.50% due 02/10/2041*	266,000	241,942

		812,234

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	229,411
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	226,082

		455,493

Retail-Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031*	581,000	588,378
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	357,000	401,617

		989,995

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	186,210
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	143,325

		329,535

Schools — 0.0%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	282,668
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	258,151

		540,819

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	129,643
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	64,501

		194,144

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	400,633

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	779,642
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,755,149
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	532,266
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	791,610

		3,858,667

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	232,760	260,072

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.98% due 12/15/2055*	100,000	92,023
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,160,844
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	166,702
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	483,137

		1,902,706

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	640,018

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	450,000	438,469
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	724,782
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,137,800
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	1,062,651
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	299,060
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	866,000	795,595
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	2,909,000	2,675,853
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	1,025,000	1,032,231
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	1,501,000	1,505,829
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	495,000	458,324
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	327,000	291,741
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,616,345
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,475,824
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,022,619
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	459,642

		14,996,765

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	785,000	737,977
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	347,923
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,007,000	1,072,803
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	223,930
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	340,752
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	237,870

		2,961,255

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	623,000	678,739

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	741,220
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	193,000	206,219
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	442,279
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	85,209
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	422,900
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	382,000	456,831
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	239,026
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	109,982

		2,703,666

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	272,120

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	373,037
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	268,389

		641,426

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	282,541

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	520,725
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	492,946

		1,013,671

Total U.S. Corporate Bonds & Notes (cost $552,840,812)		574,705,542

FOREIGN CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	479,000	452,518
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	215,714
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	305,587

		973,819

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	261,704
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	159,228

		420,932

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	334,494
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	85,146
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	139,393

		559,033

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	186,608	187,694
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	263,344	255,551
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	276,448	274,376
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	385,741	389,821
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	280,557	293,768
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	375,992	379,263

		1,780,473

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	922,000	985,742
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	1,497,000	1,636,945

		2,622,687

Banks-Commercial — 1.4%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	448,624
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	270,000	292,572
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	638,351
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	462,000	474,173
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	471,777
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	225,084

Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	575,058
Bangkok Bank PCL Sub. Notes 3.73% due 09/25/2034*	2,926,000	2,970,768
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	183,988
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	465,929
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	255,253
BPCE SA Senior Notes 1.00% due 01/20/2026*	570,000	558,577
BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	341,962
BPCE SA Senior Notes 2.28% due 01/20/2032*	410,000	395,963
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,432,351
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	660,763
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	411,394
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	530,865
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	269,739
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	438,712
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	936,610
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	201,166
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	203,896
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	302,121
ING Groep NV Senior Notes 1.73% due 04/01/2027	225,000	226,908
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	1,001,563
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*	340,000	327,991
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	278,104
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	284,279
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	265,231
National Australia Bank, Ltd. Sub. Notes 2.65% due 01/14/2041*	250,000	223,994
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	275,513
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	501,058
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	472,592
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	201,719
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	970,977
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	408,191
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	223,139
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	230,000	225,657
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	251,850
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	480,929
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	410,289
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	272,297
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	4,162,000	4,172,056

Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	215,067
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,618,000	2,708,373
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	334,186
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	302,565

		29,720,224

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	311,098
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	393,447
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	504,160

		1,208,705

Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	240,000	237,977

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	833,976
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	305,172
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	545,996
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	285,145
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	397,146

		2,367,435

Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	606,000	686,537

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	208,671

Diversified Banking Institutions — 2.4%
Banco Santander SA Senior Notes 1.85% due 03/25/2026	400,000	403,171
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	421,678
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	400,000	388,399
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	209,100
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	90,000	102,385
Barclays PLC Senior Notes 1.01% due 12/10/2024	705,000	706,068
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	665,767
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,626,799
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	464,023
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,825,864
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	210,000	216,343
BNP Paribas SA Sub. Notes 2.82% due 01/26/2041*	620,000	569,721
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	533,426
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	769,000	755,372
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	345,000	314,177
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	219,895
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	490,000	477,025
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	255,411
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	270,429
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	509,313

Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025	2,860,000	3,099,518
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	269,959
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	277,254
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026	390,000	394,870
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	569,403
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	482,846
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	305,076
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	595,070
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	564,890
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	221,690
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	224,366
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	324,097
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	802,550
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	460,000	459,795
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	207,121
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,349,620
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	250,451
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	488,593
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	223,956
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*	380,000	374,681
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	351,887
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	5,686,000	5,553,329
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	795,000	825,371
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,894
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	719,163
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	388,784
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	481,000	472,113
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	701,015
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	348,297
Natwest Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	507,662
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	525,000	563,424
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	200,000	218,143
Natwest Group PLC Senior Notes 4.45% due 05/08/2030	450,000	507,398
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	200,000	228,655
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	200,000	230,013
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	997,000	985,928
Societe Generale SA Senior Notes 2.63% due 10/16/2024*	200,000	209,545
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	352,000	358,435
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	701,858

Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	676,000	732,934
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	847,000	853,192
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	4,859,153
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	187,874
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	198,439
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	1,142,000	1,201,089
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	216,540
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	545,000	590,177
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	395,885
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	294,668
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	205,819
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,037,463
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	423,306
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	300,000	332,568
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	440,000	456,973

		51,367,166

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	3,410,162
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030	1,461,000	1,470,774

		4,880,936

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	313,063
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	267,639
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	162,513

		743,215

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.25% due 03/17/2028*	1,326,000	1,317,768
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	273,000	268,963
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,551,000	1,553,796
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	216,298
Anglo American Capital PLC Company Guar. Notes 3.95% due 09/10/2050*	200,000	206,153
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	221,934
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	450,000	460,665

		4,245,577

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	306,568
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	663,156

		969,724

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	390,703

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,425,328

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,448,409
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	6,130,113
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	227,236
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	199,220

		10,004,978

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	1,400,000	1,408,680
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,530,000	1,698,300

		3,106,980

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,924,000	2,106,904
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	270,455

		2,377,359

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	163,768
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	200,728
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	228,474
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	187,621
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	569,605
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	346,707

		1,696,903

Finance-Leasing Companies — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	230,000	225,410
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	575,044
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.15% due 02/15/2024	1,000,000	1,050,717
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.45% due 12/16/2021	280,000	285,774
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,922,054
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,869,000	2,198,915
Avolon Holdings Funding, Ltd. Senior Notes 2.13% due 02/21/2026*	1,762,000	1,721,899
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	1,350,000	1,312,502
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,041,000	2,160,652
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	1,194,000	1,272,708
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	422,352
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,033,000	3,315,360
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	955,000	1,012,439
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,085,000	1,214,171
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	203,520

BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	212,256
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*	1,959,710	1,959,710
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	204,893
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	155,407
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	350,000	367,278
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	2,040,000	2,132,074
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	440,000	482,508

		26,407,643

Finance-Other Services — 0.0%
LSEGA Financing PLC Company Guar. Notes 2.00% due 04/06/2028*	925,000	922,461

Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	2,525,000	2,777,525

Gas-Distribution — 0.1%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	200,554
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,196,000	2,397,092

		2,597,646

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	317,620

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	387,033

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	248,743
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	274,920
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	440,670

		964,333

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,703,794

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	551,000	555,569
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,552,000	2,872,285

		3,427,854

Internet Content-Information/News — 0.1%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,622,540

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	137,761

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,403,000	1,554,528

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	239,537

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023*	465,000	464,871
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025*	460,000	454,846
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	460,000	452,935
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	380,000	367,365
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	390,000	368,753

		2,108,770

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	240,000	194,740

AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	123,785
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	201,100
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	175,323
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	767,632
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	400,000	390,659
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	385,000	365,760
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.38% due 07/09/2060	270,000	259,904

		2,478,903

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	555,000	583,860

Oil Companies-Exploration & Production — 0.4%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	2,091,000	2,156,344
Energean Israel Finance, Ltd. Senior Sec. Notes 5.38% due 03/30/2028*	478,000	494,219
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	1,369,000	1,519,097
Leviathan Bond, Ltd. Senior Sec. Notes 6.75% due 06/30/2030*	1,367,000	1,531,696
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	2,554,000	2,607,276

		8,308,632

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	232,782
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	196,888
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	191,736
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	216,585
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	203,408
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,839,663
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,576,477
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	357,572
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	256,080
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	183,805
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	202,528
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	217,889
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	97,732
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	550,000	534,463
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	555,000	532,015
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	390,930

		8,230,553

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029*(9)(11)	874,867	218,717
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.19% (3 ML+3.00%) due 04/28/2027*(9)	1,756,853	0

		218,717

Pipelines — 0.4%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,340,000	2,634,486
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	3,612,000	3,542,196
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	500,000	488,820

TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	277,308
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	384,433
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	347,145
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	213,015

		7,887,403

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	283,382

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	426,526

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	240,000
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	268,213

		508,213

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp. Senior Notes 1.60% due 04/06/2024*	1,642,000	1,660,758

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	236,019
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	414,685

		650,704

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	204,277
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,243,804

		5,448,081

Telecom Services — 0.1%
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	1,050,000	1,058,417

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	165,281
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	486,253
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	301,244

		952,778

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	268,546

Transport-Rail — 0.1%
Indian Railway Finance Corp., Ltd. Senior Notes 2.80% due 02/10/2031*	3,112,000	2,954,411

Warehousing & Harbor Transportation Services — 0.1%
Adani Ports & Special Economic Zone, Ltd. Senior Notes 4.00% due 07/30/2027*	528,000	548,211
Adani Ports & Special Economic Zone, Ltd. Senior Notes 4.38% due 07/03/2029	548,000	564,446

		1,112,657

Total Foreign Corporate Bonds & Notes (cost $203,081,742)		212,196,948

U.S. GOVERNMENT AGENCIES — 23.1%
Federal Home Loan Mtg. Corp. — 3.8%
3.00% due 01/01/2038	743,356	778,681
3.00% due 03/01/2043	722,139	769,244
3.00% due 04/01/2043	63,569	68,046
3.00% due 05/01/2043	111,572	119,714
3.00% due 10/01/2046	2,751,276	2,942,319
3.00% due 02/01/2047	1,422,833	1,518,867
3.00% due 11/01/2048	863,035	905,422
3.00% due 06/01/2050	376,818	401,261
3.50% due 11/01/2037	535,978	574,295
3.50% due 02/01/2042	92,225	101,040
3.50% due 05/01/2042	32,544	35,655
3.50% due 07/01/2042	140,832	153,425
3.50% due 03/01/2043	76,419	83,248
3.50% due 09/01/2045	2,125,715	2,298,688
3.50% due 12/01/2045	1,236,542	1,336,714
3.50% due 11/01/2046	1,432,231	1,535,781
3.50% due 12/01/2046	927,157	995,217
3.50% due 05/01/2049	209,607	224,203
3.50% due 10/01/2049	1,076,287	1,144,535

4.00% due 07/01/2025	45,005	48,000
4.00% due 08/01/2037	123,148	134,241
4.00% due 11/01/2040	46,024	50,565
4.00% due 01/01/2041	433,986	478,263
4.00% due 04/01/2044	610,065	673,107
4.00% due 01/01/2046	787,033	872,958
4.00% due 09/01/2049	1,451,443	1,580,187
4.50% due 07/01/2025	11,161	11,814
4.50% due 07/01/2040	369,829	415,454
4.50% due 03/01/2041	18,006	20,328
4.50% due 05/01/2041	53,916	60,584
4.50% due 05/01/2042	990,109	1,110,542
4.50% due 06/01/2048	1,057,390	1,168,884
5.00% due 11/01/2035	11,743	13,586
5.00% due 10/01/2036	22,857	26,411
5.00% due 12/01/2036	11,141	12,876
5.00% due 10/01/2037	4,419	5,106
5.00% due 08/01/2039	20,638	23,884
5.00% due 01/01/2040	20,978	24,277
5.00% due 04/01/2040	11,104	12,533
5.50% due 05/01/2036	4,810	5,595
5.50% due 12/01/2036	1,120	1,275
5.50% due 01/01/2038	16,676	19,395
Series 267, Class 30 3.00% due 08/15/2042 STRIPS(1)	782,405	801,933
Series 323, Class 300 3.00% due 01/15/2044 STRIPS(1)	373,530	388,931
Series 262, Class 35 3.50% due 07/15/2042 STRIPS(1)	1,574,966	1,680,979
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70% due 11/25/2049*(3)(4)	690,000	741,874
Series 2015-K44, Class B 3.81% due 01/25/2048*(3)(4)	3,390,000	3,674,821
Series 2016-K722, Class B 3.98% due 07/25/2049*(3)(4)	625,000	660,616
Series 2014-K40, Class C 4.21% due 11/25/2047*(3)(4)	639,000	691,294
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,728,216
Series K718, Class A2 2.79% due 01/25/2022(3)	1,678,303	1,699,701
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,570,745
Series KJ09, Class A2 2.84% due 09/25/2022(3)	273,080	279,443
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,063,234
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	861,374
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,266,369
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	462,764
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 0.81% (1 ML+0.70%) due 09/25/2022(3)	20,675	20,700
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.22% due 07/25/2029(3)(4)(6)	1,926,544	153,427
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(6)	3,337,168	278,317
Series K110, Class XAM 1.99% due 04/25/2030(3)(4)(6)	914,237	137,973
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,235,245
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,459,473
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	760,656
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	3,000,000	3,148,987
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,500,944
Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	719,000	796,942
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,170,402
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,457,762
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	771,920
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	978,194
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)	439,211	394,320
Series 3582, Class MO zero coupon due 10/15/2039(1)	406,389	390,004
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,364,508	1,350,639
Series 4533, Class GA 3.00% due 06/15/2028(1)	340,915	350,187
Series 4474, Class HJ 3.00% due 07/15/2039(1)	120,871	129,144
Series 4623, Class WI 4.00% due 08/15/2044(1)(6)	69,124	8,654
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,888,180	2,028,292
Series 4471, Class PI 4.50% due 12/15/2040(1)(6)	52,383	4,941
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,527,381	1,770,342
Series 3845, Class AI 5.50% due 02/15/2036(1)(6)	54,178	9,962
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 0.61% (1 ML+0.50%) due 07/15/2042(1)	212,191	214,934

Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	428,149	454,145
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	219,427	233,772
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,659,879	1,809,631
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	25,838	27,754
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	166,968	183,971
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	303,419	326,692
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	766,240	857,946
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	215,494	237,294
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,361,056	1,499,461

		82,481,541

Federal National Mtg. Assoc. — 8.2%
2.00% due 01/01/2051	144,341	146,401
2.00% due 02/01/2051	232,577	235,987
2.38% due 03/01/2023	6,867,283	7,073,666
2.41% due 05/01/2023	98,224	101,089
2.42% due 10/01/2029	1,900,000	2,005,093
2.50% due 11/01/2031	63,597	66,447
2.50% due 11/01/2046	484,276	504,143
2.50% due 02/01/2050	1,186,312	1,233,541
2.50% due 06/01/2050	939,350	986,876
2.50% due 07/01/2050	1,058,309	1,110,806
2.55% due 05/01/2023	101,187	104,359
2.70% due 04/01/2025	9,429,504	10,052,075
2.77% due 03/01/2022	447,704	451,920
2.82% due 07/01/2022	2,907,786	2,958,461
2.83% due 05/01/2027	2,500,000	2,706,285
2.84% due 04/01/2025	3,737,581	4,002,990
2.89% due 05/01/2027	3,656,394	3,967,498
2.92% due 02/01/2030	1,576,755	1,710,938
2.92% due 05/01/2030	2,000,000	2,164,515
2.93% due 01/01/2025	2,812,990	2,816,669
2.94% due 05/01/2030	1,680,000	1,820,510
2.97% due 06/01/2030	1,900,429	2,069,973
3.00% due 11/01/2028	184,455	195,581
3.00% due 12/01/2031	778,559	827,066
3.00% due 08/01/2033	789,720	832,388
3.00% due 07/01/2037	225,167	236,420
3.00% due 11/01/2037	396,753	416,615
3.00% due 05/01/2043	363,210	391,234
3.00% due 06/01/2043	1,154,287	1,234,057
3.00% due 09/01/2046	919,879	979,152
3.00% due 11/01/2046	1,348,740	1,434,844
3.00% due 12/01/2046	371,325	392,457
3.00% due 01/01/2048	1,648,198	1,729,386
3.00% due 02/01/2048	229,626	241,125
3.00% due 08/01/2049	1,110,125	1,166,391
3.00% due 08/01/2050	211,680	221,745
3.00% due 09/01/2050	102,016	106,921
3.03% due 04/01/2030	2,000,000	2,182,550
3.04% due 12/01/2024	2,460,241	2,644,355
3.07% due 09/01/2024	3,977,358	4,266,682
3.10% due 09/01/2025	3,170,476	3,447,844
3.12% due 06/01/2035	2,000,000	2,197,348
3.16% due 02/01/2032	2,728,139	2,998,771
3.50% due 04/01/2038	389,495	416,394
3.50% due 01/01/2041	483,287	525,789
3.50% due 11/01/2041	15,142	16,579
3.50% due 01/01/2042	187,667	205,547
3.50% due 04/01/2043	79,696	87,033
3.50% due 07/01/2043	662,236	720,397
3.50% due 08/01/2043	350,180	383,488
3.50% due 03/01/2045	398,940	430,148
3.50% due 11/01/2045	287,448	309,756
3.50% due 03/01/2046	129,701	139,227
3.50% due 07/01/2046	1,017,162	1,103,091
3.50% due 12/01/2046	285,511	306,143
3.50% due 03/01/2060	2,380,921	2,614,149
3.76% due 12/01/2035	1,839,800	2,136,569
3.77% due 12/01/2025	1,444,129	1,609,296
3.81% due 12/01/2028	920,000	1,060,806
3.95% due 01/01/2027	132,193	148,579
4.00% due 01/01/2035	2,954,289	3,254,096
4.00% due 09/01/2040	1,479,444	1,631,783
4.00% due 11/01/2040	994,258	1,095,172
4.00% due 06/01/2041	730,442	804,668
4.00% due 10/01/2041	701,962	773,017
4.00% due 11/01/2041	314,070	345,724
4.00% due 01/01/2042	2,247,612	2,477,477
4.00% due 04/01/2042	429,323	473,363
4.00% due 10/01/2042	460,438	507,987
4.00% due 12/01/2042	283,845	314,723
4.00% due 01/01/2043	979,157	1,084,374
4.00% due 06/01/2043	451,502	497,280
4.00% due 07/01/2043	227,323	249,572
4.00% due 04/01/2044	241,986	268,206
4.00% due 06/01/2045	881,318	967,032
4.00% due 02/01/2046	13,776	15,071
4.00% due 08/01/2048	658,147	707,664
4.00% due 10/01/2049	1,283,097	1,395,543
4.50% due 05/01/2025	6,484	6,864
4.50% due 03/01/2034	50,975	56,768
4.50% due 05/01/2040	16,018	18,077
4.50% due 10/01/2040	20,381	22,880
4.50% due 02/01/2041	520,558	582,105
4.50% due 04/01/2041	1,015,004	1,145,882
4.50% due 07/01/2042	465,181	522,886
4.50% due 11/01/2042	1,030,686	1,155,781
4.50% due 01/01/2043	777,952	875,136
4.50% due 04/01/2044	58,835	65,958
4.50% due 06/01/2044	2,068,732	2,311,017
4.50% due 07/01/2049	1,388,970	1,530,482

4.50% due 09/01/2049	878,806	996,733
5.00% due 03/01/2034	12,115	13,637
5.00% due 04/01/2034	15,414	17,787
5.00% due 05/01/2035	8,725	10,063
5.00% due 07/01/2035	23,020	25,848
5.00% due 08/01/2035	20,729	23,945
5.00% due 09/01/2035	6,778	7,781
5.00% due 10/01/2035	26,591	30,738
5.00% due 10/01/2039	13,275	15,226
5.00% due 11/01/2039	31,184	36,073
5.00% due 12/01/2039	33,643	38,917
5.00% due 02/01/2040	29,069	33,627
5.00% due 06/01/2040	21,413	24,757
5.00% due 03/01/2042	3,789,181	4,376,638
5.50% due 11/01/2034	2,335	2,714
5.50% due 01/01/2036	88,080	102,431
5.50% due 11/01/2036	28,495	33,140
5.50% due 06/01/2037	93,598	109,187
5.50% due 08/01/2037	80,680	93,862
5.50% due 01/01/2038	15,527	18,122
5.50% due 12/01/2038	1,937,227	2,250,519
5.58% due 03/01/2038	1,220,239	1,400,335
6.00% due 02/01/2033	24,002	27,005
6.00% due 10/01/2035	9,319	11,031
6.00% due 01/01/2036	12,037	14,308
6.00% due 02/01/2037	7,847	9,342
6.00% due 03/01/2037	4,903	5,836
6.00% due 04/01/2037	8,229	9,782
6.00% due 06/01/2037	97,377	115,809
6.00% due 06/01/2038	37,087	44,059
6.00% due 10/01/2038	5,008	5,953
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027	1,522,273	1,650,663
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)	748,821	682,585
Series 2020-M50, Class A1 0.67% due 10/25/2030(3)	1,124,967	1,100,817
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(3)	1,261,009	1,243,689
Series 2020-M50, Class A2 1.20% due 10/25/2030(3)	390,000	383,099
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	530,000	528,063
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	70,417	71,203
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	189,737	195,931
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,708,458	2,863,470
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	13,677,058	14,433,136
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(6)	214,481	21,482
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(6)	53,843	5,177
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	446,412	480,877
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	106,372	115,043
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	308,316	313,589
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	245,227	262,025
3.50% due 06/25/2044(1)	169,122	182,278
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	1,435,322	1,534,672
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	664,036	694,771
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	128,033	142,100
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(6)	250,391	47,789
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,167,844	1,337,355
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,650,871	1,950,283
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	333,962	393,051
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,556,802
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,416,146	2,575,270
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 1.04% (1 ML+0.93%) due 11/25/2022(3)	240,950	241,368
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M50, Class X1 2.02% due 10/25/2030(3)(4)(6)	6,539,796	744,164
Series 2020-M38, Class X2 2.11% due 11/25/2028(3)(4)(6)	2,250,000	283,532
Series 2021-M3, Class X1 2.12% due 11/25/2033(3)(4)(6)	5,591,029	775,309
Series 2017-M3, Class A2 2.56% due 12/25/2026(3)(4)	349,655	372,943
Series 2017-M4, Class A2 2.66% due 12/25/2026(3)(4)	2,379,454	2,548,276
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,137,330
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,315,526
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,547,066	1,693,124
Series 2015-M2, Class A3 3.13% due 12/25/2024(3)(4)	727,602	779,714
Series 2018-M4, Class A2 3.15% due 03/25/2028(3)(4)	845,000	932,445
Series 2017-M12, Class A2 3.18% due 06/25/2027(3)(4)	1,216,693	1,341,369
Series 2018-M3, Class A2 3.19% due 02/25/2030(3)(4)	606,000	673,909
Series 2017-M5, Class A2 3.28% due 04/25/2029(3)(4)	1,062,000	1,181,000

Series 2018-M10, Class A2 3.48% due 07/25/2028(3)(4)	1,514,000	1,698,320
Series 2018-M12, Class A2 3.78% due 08/25/2030(3)(4)	1,800,000	2,083,835

		177,275,342

Government National Mtg. Assoc. — 5.6%
2.00% due May 30 TBA	3,150,000	3,212,262
2.50% due 12/20/2050	11,398,660	11,851,032
2.50% due 01/20/2051	6,338,132	6,586,752
2.50% due 02/20/2051	1,239,876	1,288,598
2.50% due May 30 TBA	7,300,000	7,584,016
3.00% due 11/20/2044	281,188	299,401
3.00% due 04/20/2045	324,659	345,810
3.00% due 04/20/2046	86,672	91,918
3.00% due 08/20/2046	162,496	172,071
3.00% due 09/20/2046	420,268	444,034
3.00% due 09/20/2047	676,774	715,504
3.00% due 11/20/2047	1,955,264	2,073,639
3.00% due 01/20/2048	3,281,831	3,468,717
3.00% due 09/20/2050	638,499	669,410
3.00% due May 30 TBA	3,400,000	3,557,305
3.50% due 10/20/2033	768,007	825,871
3.50% due 11/15/2040	41,184	44,231
3.50% due 12/15/2041	102,440	116,066
3.50% due 02/15/2042	120,370	130,431
3.50% due 04/15/2042	16,317	17,682
3.50% due 05/20/2046	476,367	513,215
3.50% due 11/20/2047	4,814,588	5,159,462
3.50% due 08/20/2050	2,153,022	2,383,152
3.50% due 01/20/2051	2,230,991	2,474,454
3.50% due May 30 TBA	5,012,500	5,315,600
4.00% due 12/20/2042	1,078,640	1,222,870
4.00% due 09/20/2044	381,085	423,223
4.00% due 03/20/2048	73,034	78,734
4.00% due 05/20/2048	185,256	199,107
4.00% due 07/20/2049	325,560	348,956
4.00% due May 30 TBA	2,975,000	3,181,565
4.25% due 01/20/2045	1,139,252	1,293,547
4.25% due 02/20/2045	1,367,942	1,552,879
4.25% due 04/20/2045	1,178,727	1,337,822
4.25% due 06/20/2045	857,710	973,705
4.50% due 04/15/2039	62,228	73,563
4.50% due 05/15/2039	25,007	28,547
4.50% due 09/15/2039	32,665	37,117
4.50% due 01/15/2040	125,015	140,949
4.50% due 02/15/2040	148,941	167,845
4.50% due 03/15/2040	38,546	43,478
4.50% due 04/15/2040	65,907	74,602
4.50% due 06/15/2040	92,647	104,982
4.50% due 07/15/2040	34,611	39,149
4.50% due 01/20/2041	59,396	67,506
4.50% due 06/20/2041	57,599	64,619
4.50% due 09/20/2041	936,677	1,050,843
4.50% due 07/20/2045	641,274	704,668
4.50% due 05/20/2048	984,813	1,069,111
4.50% due 04/20/2049	96,560	104,739
4.50% due 07/20/2049	404,835	442,255
4.50% due 09/20/2049	2,986,134	3,358,130
4.50% due 11/20/2049	1,899,366	2,103,496
5.50% due 12/15/2036	32,288	36,995
5.50% due 04/15/2038	8,158	9,552
5.50% due 01/20/2042	33,009	38,793
6.00% due 12/15/2032	13,900	15,646
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)	133,771	121,267
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	143,864	159,017
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	96,431	105,904
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	2,231,939	2,460,080
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	967,560	1,098,174
Series 2010-105, Class B 5.00% due 08/20/2040(1)	938,618	1,073,793
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.55% (1 ML+0.44%) due 06/20/2065(1)	699,817	702,814
Series 2015-H16, Class FG 0.55% (1 ML+0.44%) due 07/20/2065(1)	1,139,538	1,144,527
Series 2015-H16, Class FL 0.55% (1 ML+0.44%) due 07/20/2065(1)	2,498,400	2,509,612
Series 2011-H06, Class FA 0.56% (1 ML+0.45%) due 02/20/2061(1)	958,585	961,805
Series 2015-H05, Class FC 0.59% (1 ML+0.48%) due 02/20/2065(1)	3,138,918	3,132,049
Series 2015-H06, Class FA 0.59% (1 ML+0.48%) due 02/20/2065(1)	2,184,189	2,194,589
Series 2015-H08, Class FC 0.59% (1 ML+0.48%) due 03/20/2065(1)	5,478,310	5,508,074
Series 2015-H10, Class FC 0.59% (1 ML+0.48%) due 04/20/2065(1)	3,373,167	3,392,594
Series 2015-H12, Class FA 0.59% (1 ML+0.48%) due 05/20/2065(1)	1,988,397	1,999,094
Series 2015-H07, Class ES 0.59% (1 ML+0.47%) due 02/20/2065(1)	1,603,512	1,606,493
Series 2013-H18, Class EA 0.61% (1 ML+0.50%) due 07/20/2063(1)	1,287,610	1,292,079

Series 2015-H23, Class FB 0.63% (1 ML+0.52%) due 09/20/2065(1)	993,201	1,000,131
Series 2015-H26, Class FG 0.63% (1 ML+0.52%) due 10/20/2065(1)	687,221	689,405
Series 2012-H08, Class FB 0.71% (1 ML+0.60%) due 03/20/2062(1)	990,776	995,996
Series 2014-H09, Class TA 0.71% (1 ML+0.60%) due 04/20/2064(1)	812,140	816,861
Series 2015-H29, Class FL 0.71% (1 ML+0.60%) due 11/20/2065(1)	2,503,018	2,517,548
Series 2015-H30, Class FE 0.71% (1 ML+0.60%) due 11/20/2065(1)	2,754,693	2,782,749
Series 2015-H32, Class FH 0.77% (1 ML+0.66%) due 12/20/2065(1)	820,436	830,229
Series 2016-H26, Class FC 1.11% (1 ML+1.00%) due 12/20/2066(1)	497,570	509,566
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.44% due 06/16/2047(3)(4)	749,858	771,094
Series 2015-137, Class WA 5.53% due 01/20/2038(1)(4)	32,184	37,774
Series 2015-137, Class W 5.57% due 10/20/2040(1)(4)	1,619,731	1,874,877

		122,017,821

Resolution Funding Corp — 0.0%
zero coupon due 01/15/2030 STRIPS	1,000,000	853,291

Small Business Administration — 0.3%
Series 2013-20D, Class 1 2.08% due 04/01/2033	698,026	705,753
Series 2012-20H, Class 1 2.37% due 08/01/2032	352,413	362,068
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,018,191	1,057,801
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,339,153	1,401,550
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,333,340	1,409,001
Series 2013-20I, Class 1 3.62% due 09/01/2033	650,408	700,799

		5,636,972

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	534,522
4.63% due 09/15/2060	240,000	335,410

		869,932

Uniform Mtg. Backed Securities — 5.2%
1.50% due May 15 TBA	3,325,000	3,364,484
2.00% due May 15 TBA	6,380,000	6,588,347
2.00% due May 30 TBA	6,950,000	7,014,342
2.00% due June 30 TBA	38,710,000	38,991,381
2.00% due July 15 TBA	730,000	751,786
2.00% due July 30 TBA	6,925,000	6,960,969
2.50% due May 15 TBA	5,400,000	5,641,313
2.50% due May 30 TBA	9,390,000	9,737,723
2.50% due June 30 TBA	6,800,000	7,036,163
3.00% due May 15 TBA	1,700,000	1,791,906
3.00% due May 30 TBA	3,250,000	3,403,412
3.00% due June 30 TBA	10,175,000	10,648,739
3.50% due June 30 TBA	7,775,000	8,263,179
4.00% due May 30 TBA	2,125,000	2,282,839

		112,476,583

Total U.S. Government Agencies (cost $488,139,377)		501,611,482

U.S. GOVERNMENT TREASURIES — 16.7%
United States Treasury Bonds — 8.4%
zero coupon due 08/15/2021 STRIPS	2,430,000	2,429,721
zero coupon due 11/15/2021 STRIPS	1,335,000	1,334,602
zero coupon due 02/15/2022 STRIPS	1,545,000	1,544,390
zero coupon due 05/15/2022 STRIPS	3,980,000	3,977,043
zero coupon due 08/15/2022 STRIPS	1,785,000	1,782,962
zero coupon due 11/15/2022 STRIPS	7,785,000	7,769,730
zero coupon due 02/15/2023 STRIPS	7,735,000	7,712,322
zero coupon due 05/15/2023 STRIPS	8,880,000	8,849,412
zero coupon due 08/15/2023 STRIPS	3,185,000	3,168,588
zero coupon due 05/15/2024 STRIPS	90,000	88,965
zero coupon due 11/15/2024 STRIPS	710,000	697,503
zero coupon due 02/15/2025 STRIPS	800,000	782,232
zero coupon due 08/15/2026 STRIPS	90,000	85,145
zero coupon due 08/15/2027 STRIPS	1,170,000	1,078,914
zero coupon due 11/15/2027 STRIPS	1,620,000	1,484,068
zero coupon due 02/15/2028 STRIPS	1,800,000	1,636,948
zero coupon due 08/15/2028 STRIPS	1,440,000	1,292,077
zero coupon due 11/15/2028 STRIPS	1,260,000	1,122,375
zero coupon due 11/15/2029 STRIPS	710,000	615,936
zero coupon due 11/15/2030 STRIPS	1,270,000	1,070,815
zero coupon due 02/15/2032 STRIPS	5,850,000	4,767,088
zero coupon due 05/15/2033 STRIPS	10,400,000	8,190,714
zero coupon due 08/15/2033 STRIPS	630,000	492,551
zero coupon due 02/15/2034 STRIPS	1,765,000	1,360,156
zero coupon due 08/15/2034 STRIPS	540,000	410,347
zero coupon due 11/15/2034 STRIPS	630,000	475,456
zero coupon due 02/15/2035 STRIPS	540,000	404,726
zero coupon due 05/15/2035 STRIPS	990,000	736,228
zero coupon due 08/15/2035 STRIPS	10,000,000	7,385,115
1.13% due 05/15/2040	730,000	610,120
1.25% due 05/15/2050	3,859,000	2,988,916
1.38% due 11/15/2040	24,100,000	20,982,063
1.38% due 08/15/2050	340,000	272,159
1.63% due 11/15/2050	2,750,000	2,348,672
1.75% due 01/15/2028 TIPS(7)	1,468,619	1,783,932
1.88% due 02/15/2051	9,500,000	8,628,672
2.00% due 02/15/2050	6,910,000	6,470,027
2.25% due 08/15/2046	3,052,000	3,026,487
2.38% due 11/15/2049	17,500,000	17,796,680

2.50% due 01/15/2029 TIPS(7)	4,666,526	6,033,916
2.50% due 02/15/2045	3,900,000	4,065,598
2.88% due 05/15/2043	4,565,000	5,090,153
2.88% due 08/15/2045	2,600,000	2,896,258
2.88% due 05/15/2049	59,000	66,172
3.00% due 11/15/2044	317,000	360,476
3.00% due 02/15/2048	330,000	377,425
3.13% due 02/15/2043	3,050,000	3,537,404
3.63% due 08/15/2043	2,975,000	3,720,609
3.63% due 02/15/2044	1,250,000	1,565,625
3.75% due 11/15/2043	10,239,000	13,045,126
4.25% due 11/15/2040	543,000	730,081
4.38% due 02/15/2038	360,000	482,442
4.38% due 05/15/2041	1,400,000	1,917,945
5.25% due 11/15/2028	90,000	115,112

		181,658,199

United States Treasury Notes — 8.3%
0.13% due 01/15/2022 TIPS(7)	4,507,978	4,598,490
0.13% due 12/31/2022	68,000,000	67,984,062
0.38% due 12/31/2025	17,000,000	16,679,258
0.38% due 09/30/2027	1,350,000	1,280,127
0.50% due 02/28/2026	7,700,000	7,581,492
0.88% due 11/15/2030	3,900,000	3,644,672
1.13% due 02/28/2025	10,000,000	10,212,891
1.25% due 03/31/2028	4,470,000	4,453,936
1.38% due 01/31/2022	10,000,000	10,098,047
1.38% due 08/31/2023	3,500,000	3,593,789
1.50% due 02/28/2023	2,000,000	2,048,984
1.63% due 02/15/2026	11,400	11,832
1.63% due 08/15/2029	400,000	404,594
1.75% due 02/28/2022	5,700,000	5,779,711
1.75% due 07/15/2022	3,450,000	3,518,730
1.75% due 09/30/2022	1,500,000	1,534,687
1.75% due 01/31/2023	4,000,000	4,111,562
1.75% due 05/15/2023	2,808,000	2,897,176
1.75% due 12/31/2024	11,953,800	12,487,519
1.75% due 12/31/2026	1,887,300	1,963,382
1.88% due 11/30/2021	2,400,000	2,425,500
2.13% due 06/30/2022	1,000,000	1,023,594
2.13% due 02/29/2024	263,000	276,468
2.25% due 10/31/2024	1,000,000	1,061,602
2.25% due 11/15/2024	58,000	61,591
2.25% due 11/15/2025	430,000	458,958
2.25% due 02/15/2027	3,409,000	3,638,308
2.50% due 08/15/2023	2,000,000	2,103,828
2.75% due 05/31/2023	377,000	397,058
2.75% due 11/15/2023	600,000	637,852
2.88% due 05/31/2025	3,041,000	3,317,778
2.88% due 05/15/2028	245,000	270,811

		180,558,289

Total U.S. Government Treasuries (cost $358,897,653)		362,216,488

MUNICIPAL BONDS & NOTES — 1.2%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	655,274
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,723,789
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,167,503
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,933,129
Ohio State University Revenue Bonds Series A 4.05% due 12/01/2056	244,000	298,936
Oklahoma Development Finance Authority Revenue Bonds Series C 5.45% due 08/15/2028	1,578,000	1,756,034
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	750,595
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,580,852
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,182,480
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	556,856
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	409,272
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,948,224

Total Municipal Bonds & Notes (cost $23,801,507)		24,962,944

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	442,717

Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	635,515

Sovereign — 0.4%
Dominican Republic Senior Notes 4.50% due 01/30/2030*	2,415,000	2,505,562

Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	369,043
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	319,000	300,721
Republic of Chile Senior Notes 2.55% due 01/27/2032	256,000	261,507
Republic of Colombia Senior Notes 3.13% due 04/15/2031	290,000	283,896
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	213,202
Republic of Colombia Senior Notes 4.13% due 05/15/2051	270,000	254,370
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	343,048
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	132,477
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	220,932
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	71,776
United Mexican States Senior Notes 2.66% due 05/24/2031	541,000	520,031
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	592,220
United Mexican States Senior Notes 3.77% due 05/24/2061	398,000	354,085
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	224,622
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	387,205
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	411,764
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,149,250

		8,595,711

Total Foreign Government Obligations (cost $9,580,814)		9,673,943

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(10)	3,380,000	3,650,400

Banks-Super Regional — 0.0%
Wells Fargo & Co. Jr. Sub. Notes 3.90% due 03/15/2026(10)	465,000	475,416

Diversified Banking Institutions — 0.8%
Bank of America Corp. Series Z 6.50% due 10/23/2024(10)	2,114,000	2,436,808
Bank of America Corp. Series AA 6.10% due 03/17/2025(10)	3,305,000	3,705,731
Bank of America Corp. Series FF 5.88% due 03/15/2028(10)	2,572,000	2,900,445
Citigroup, Inc. 3.88% due 02/18/2026(10)	160,000	160,800
Goldman Sachs Group, Inc. Sub. Notes 3.80% due 05/10/2026(10)	380,000	380,190
HSBC Holdings PLC 4.70% due 03/09/2031(10)	3,212,000	3,221,893
HSBC Holdings PLC 4.00% due 03/09/2026(10)	1,271,000	1,278,186
UBS Group AG Sub. Notes 4.38% due 02/10/2031*(10)	3,708,000	3,694,132

		17,778,185

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Sub. Notes 4.00% due 06/01/2026(10)	655,000	673,052
Charles Schwab Corp. Series H 4.00% due 12/01/2030(10)	495,000	501,410

		1,174,462

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(10)	316,000	340,553

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(10)	180,000	189,450

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 Company Guar. Notes 4.75% due 09/24/2080*	405,000	429,300

Total Preferred Securities/Capital Securities (cost $22,735,686)		24,037,766

Total Long-Term Investment Securities (cost $2,034,163,843)		2,089,690,068

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
State Street Institutional Liquid Reserves Fund, Trust Class 0.00%(8) (cost $41,343,208)	41,333,992	41,342,259

REPURCHASE AGREEMENTS — 5.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $116,525,000 and collateralized by $120,834,100 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $118,855,518 (cost $116,525,000)	$116,525,000	116,525,000

TOTAL INVESTMENTS (cost $2,192,032,051)	103.6%	2,247,557,327
Liabilities in excess of other assets	(3.6)	(79,088,540)

NET ASSETS	100.0%	$2,168,468,787

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $551,737,860 representing 25.4% of net assets.

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2021.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of April 30, 2021.
(9)	Securities classified as Level 3 (see Note 1).
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Par	% of Net Assets
Foreign Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029	12/2/2004	$874,867	$123,726	$218,717	$25.00	0.01%

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Certain details associated with this purchase are not known prior to the settlement date of the transaction and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

6 ML— 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
152	Long	U.S. Treasury 2 Year Notes	June 2021	$33,554,768	$33,555,187	$419
403	Short	U.S. Treasury 10 Year Ultra Notes	June 2021	59,694,427	58,655,391	$1,039,036

						$1,039,455

						Unrealized
						(Depreciation)
311	Long	U.S. Treasury Ultra Bonds	June 2021	58,308,482	57,816,844	$(491,638)

		Unrealized Appreciation (Depreciation)				$547,817

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$362,026,735	$18,258,220	$380,284,955
U.S. Corporate Bonds & Notes	—	574,705,542	—	574,705,542
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	218,717	218,717
Other Industries	—	211,978,231	—	211,978,231
U.S. Government Agencies	—	501,611,482	—	501,611,482
U.S. Government Treasuries	—	362,216,488	—	362,216,488
Municipal Bonds & Notes	—	24,962,944	—	24,962,944
Foreign Government Obligations	—	9,673,943	—	9,673,943
Preferred Securities/Capital Securities	—	24,037,766	—	24,037,766
Short-Term Investment Securities	41,342,259	—	—	41,342,259
Repurchase Agreements	—	116,525,000	—	116,525,000

Total Investments at Value	$41,342,259	$2,187,738,131	$18,476,937	$2,247,557,327

Other Financial Instruments:+
Futures Contracts	$1,039,455	$—	$—	$1,039,455

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$491,638	$—	$—	$491,638

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.6%
Advertising Services — 1.3%
Trade Desk, Inc., Class A†	9,560	$6,972,204

Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	27,820	3,513,110

Airlines — 1.1%
Delta Air Lines, Inc.†	71,300	3,345,396
Frontier Group Holdings, Inc.†	131,423	2,765,140

		6,110,536

Applications Software — 1.1%
Five9, Inc.†	30,708	5,772,183

Banks-Commercial — 2.1%
First Republic Bank	23,300	4,269,492
Signature Bank	11,396	2,866,208
SVB Financial Group†	6,776	3,874,720

		11,010,420

Brewery — 0.7%
Constellation Brands, Inc., Class A	16,600	3,989,312

Broadcast Services/Program — 0.6%
Discovery, Inc., Class C†	91,794	2,965,864

Building & Construction Products-Misc. — 1.9%
Fortune Brands Home & Security, Inc.	54,200	5,689,916
Trex Co., Inc.†	43,800	4,729,962

		10,419,878

Building-Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	16,592	2,349,261

Casino Hotels — 0.8%
Las Vegas Sands Corp.†	71,400	4,373,964

Commercial Services — 1.1%
CoStar Group, Inc.†	2,970	2,537,657
Quanta Services, Inc.	34,100	3,295,424

		5,833,081

Commercial Services-Finance — 5.5%
Affirm Holdings, Inc.†	22,326	1,573,983
Avalara, Inc.†	18,600	2,635,806
Equifax, Inc.	29,900	6,853,977
Global Payments, Inc.	28,500	6,116,955
IHS Markit, Ltd.	56,400	6,067,512
MarketAxess Holdings, Inc.	7,400	3,614,604
Square, Inc., Class A†	10,200	2,497,164

		29,360,001

Communications Software — 1.1%
RingCentral, Inc., Class A†	18,400	5,868,680

Computer Aided Design — 2.5%
Cadence Design Systems, Inc.†	46,000	6,061,420
Synopsys, Inc.†	29,700	7,337,682

		13,399,102

Computer Data Security — 1.9%
Crowdstrike Holdings, Inc., Class A†	30,300	6,317,853
Zscaler, Inc.†	21,800	4,090,552

		10,408,405

Computer Software — 2.2%
MongoDB, Inc.†	13,100	3,896,726
Snowflake, Inc., Class A†	6,515	1,508,809
Twilio, Inc., Class A†	17,400	6,399,720

		11,805,255

Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	61,800	5,126,310

Consumer Products-Misc. — 0.7%
Helen of Troy, Ltd.†	17,400	3,675,054

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.†	33,100	2,878,045

Data Processing/Management — 0.9%
DocuSign, Inc.†	22,400	4,993,856

Decision Support Software — 0.6%
MSCI, Inc.	6,600	3,206,082

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	9,100	5,419,323

Distribution/Wholesale — 1.2%
Copart, Inc.†	53,600	6,673,736

Diversified Manufacturing Operations — 2.0%
ITT, Inc.	45,700	4,309,967
Trane Technologies PLC	35,300	6,136,199

		10,446,166

Drug Delivery Systems — 0.9%
DexCom, Inc.†	12,200	4,710,420

E-Commerce/Products — 0.5%
Chewy, Inc., Class A†	34,200	2,726,424

E-Commerce/Services — 4.4%
Airbnb, Inc., Class A†	9,084	1,568,898
Booking Holdings, Inc.†	1,180	2,909,974
Bumble, Inc., Class A†	43,329	2,610,139
Lyft, Inc., Class A†	70,000	3,896,200
Match Group, Inc.†	54,891	8,542,686
Zillow Group, Inc., Class C†	31,800	4,137,816

		23,665,713

Electric Products-Misc. — 1.6%
AMETEK, Inc.	33,600	4,533,648
Littelfuse, Inc.	15,600	4,137,744

		8,671,392

Electronic Components-Misc. — 0.8%
Garmin, Ltd.	31,114	4,270,085

Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	48,600	3,966,732
Cree, Inc.†	28,600	2,843,412
Marvell Technology, Inc.	64,900	2,934,129
Microchip Technology, Inc.	43,700	6,567,673
Xilinx, Inc.	22,500	2,879,100

		19,191,046

Electronic Measurement Instruments — 2.7%
Agilent Technologies, Inc.	22,800	3,046,992
Itron, Inc.†	32,800	2,950,032
Keysight Technologies, Inc.†	38,500	5,557,475
Trimble, Inc.†	33,800	2,771,600

		14,326,099

Energy-Alternate Sources — 1.9%
Array Technologies, Inc.†	72,910	2,053,146
Enphase Energy, Inc.†	17,500	2,436,875
SolarEdge Technologies, Inc.†	21,200	5,587,048

		10,077,069

Enterprise Software/Service — 2.4%
Coupa Software, Inc.†	15,700	4,223,928
HubSpot, Inc.†	14,200	7,475,590
UiPath, Inc., Class A†	19,251	1,386,072

		13,085,590

Entertainment Software — 1.0%
Take-Two Interactive Software, Inc.†	29,092	5,102,155

Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	71,180	5,011,072
Evercore, Inc., Class A	24,300	3,405,159

		8,416,231

Instruments-Controls — 1.1%
Mettler-Toledo International, Inc.†	4,570	6,001,872

Insurance-Property/Casualty — 0.5%
Progressive Corp.	27,500	2,770,350

Internet Application Software — 1.0%
Okta, Inc.†	20,800	5,609,760

Internet Content-Entertainment — 3.6%
Pinterest, Inc., Class A†	68,800	4,566,256
Roku, Inc.†	25,800	8,848,626
Spotify Technology SA†	24,000	6,050,880

		19,465,762

Internet Gambling — 0.7%
DraftKings, Inc., Class A†	63,500	3,597,910

Machinery-Pumps — 0.9%
Ingersoll Rand, Inc.†	101,373	5,008,840

Medical Labs & Testing Services — 1.7%
Catalent, Inc.†	40,500	4,555,035
Teladoc Health, Inc.†	25,300	4,360,455

		8,915,490

Medical Products — 0.9%
Cooper Cos., Inc.	11,400	4,684,146

Medical-Biomedical/Gene — 4.5%
Alnylam Pharmaceuticals, Inc.†	29,200	4,106,688
Exact Sciences Corp.†	43,050	5,674,851
Exelixis, Inc.†	139,000	3,422,180
Ionis Pharmaceuticals, Inc.†	27,800	1,190,396
Maravai LifeSciences Holdings, Inc., Class A†	104,279	4,057,496
Royalty Pharma PLC, Class A	67,400	2,965,600
Seagen, Inc.†	20,300	2,918,328

		24,335,539

Medical-Drugs — 1.9%
Horizon Therapeutics PLC†	72,700	6,878,874
Jazz Pharmaceuticals PLC†	20,346	3,344,882

		10,223,756

Medical-HMO — 0.5%
Centene Corp.†	47,226	2,915,733

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	46,700	2,844,964

Medical-Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	13,900	3,750,915

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	37,900	7,108,524

Metal-Copper — 0.9%
Freeport-McMoRan, Inc.	121,400	4,577,994

Office Automation & Equipment — 1.4%
Zebra Technologies Corp., Class A†	15,688	7,651,665

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	17,600	5,195,872

Pharmacy Services — 1.0%
Cigna Corp.	20,800	5,179,408

Power Converter/Supply Equipment — 1.6%
Generac Holdings, Inc.†	25,888	8,386,418

Private Equity — 0.7%
Blackstone Group, Inc., Class A	39,500	3,495,355

Recreational Vehicles — 0.7%
Brunswick Corp.	35,000	3,749,550

Respiratory Products — 0.7%
ResMed, Inc.	20,900	3,928,573

Retail-Apparel/Shoe — 1.8%
Burlington Stores, Inc.†	17,300	5,645,509
Lululemon Athletica, Inc.†	11,392	3,819,396

		9,464,905

Retail-Auto Parts — 1.4%
O’Reilly Automotive, Inc.†	13,200	7,298,016

Retail-Automobile — 0.8%
CarMax, Inc.†	33,300	4,436,892

Retail-Gardening Products — 1.3%
Tractor Supply Co.	37,500	7,072,500

Retail-Perfume & Cosmetics — 0.9%
Ulta Beauty, Inc.†	15,400	5,071,990

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	3,750	5,595,113

Retail-Vision Service Center — 0.5%
National Vision Holdings, Inc.†	57,700	2,908,657

Semiconductor Equipment — 3.5%
Entegris, Inc.	61,400	6,912,412
Lam Research Corp.	9,300	5,770,185
Teradyne, Inc.	49,900	6,241,492

		18,924,089

Therapeutics — 1.2%
Agios Pharmaceuticals, Inc.†	64,300	3,587,940
Neurocrine Biosciences, Inc.†	29,000	2,740,210

		6,328,150

Tools-Hand Held — 0.8%
Stanley Black & Decker, Inc.	21,000	4,342,170

Transport-Truck — 1.3%
Old Dominion Freight Line, Inc.	26,250	6,767,512

Total Long-Term Investment Securities (cost $354,659,270)		518,420,442

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $3,689,000 and collateralized by $3,825,500 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $3,762,860 (cost $3,689,000)	$3,689,000	3,689,000

TOTAL INVESTMENTS (cost $358,348,270)	97.3%	522,109,442
Other assets less liabilities	2.7	14,316,060

NET ASSETS	100.0%	$536,425,502

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$518,420,442	$—	$—	$518,420,442
Repurchase Agreements	—	3,689,000	—	3,689,000

Total Investments at Value	$518,420,442	$3,689,000	$—	$522,109,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.0%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	1,922	$731,436
Teledyne Technologies, Inc.†	308	137,907
TransDigm Group, Inc.†	556	341,240

		1,210,583

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	1,986	415,531

Applications Software — 10.9%
Intuit, Inc.	4,642	1,913,247
Microsoft Corp.	127,854	32,242,221
PTC, Inc.†	1,782	233,335
Roper Technologies, Inc.	961	429,029
ServiceNow, Inc.†	3,324	1,683,174

		36,501,006

Athletic Footwear — 0.6%
NIKE, Inc., Class B	13,794	1,829,360

Auto-Cars/Light Trucks — 2.8%
Tesla, Inc.†	13,017	9,234,780

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,079	271,951

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	3,067	441,311

Banks-Commercial — 0.2%
First Republic Bank	1,581	289,702
SVB Financial Group†	915	523,225

		812,927

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	23,011	1,242,134
Monster Beverage Corp.†	6,267	608,212
PepsiCo, Inc.	9,822	1,415,940

		3,266,286

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,548	118,081

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,340	140,673

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	8,865	386,337

Building Products-Cement — 0.1%
Vulcan Materials Co.	944	168,259

Building Products-Wood — 0.0%
Masco Corp.	1,918	122,522

Building-Maintenance & Services — 0.0%
Rollins, Inc.	3,754	139,949

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,366	330,844
PulteGroup, Inc.	2,299	135,917

		466,761

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	2,397	1,614,260
Comcast Corp., Class A	34,096	1,914,490

		3,528,750

Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,048	200,376

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	6,832	902,712

Chemicals-Diversified — 0.2%
Dow, Inc.	6,190	386,875
FMC Corp.	2,193	259,300

		646,175

Chemicals-Specialty — 0.2%
Albemarle Corp.	1,977	332,472
Ecolab, Inc.	1,939	434,569

		767,041

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,829	774,778

Commercial Services — 0.1%
Cintas Corp.	987	340,653
Quanta Services, Inc.	1,360	131,431

		472,084

Commercial Services-Finance — 2.8%
Automatic Data Processing, Inc.	3,482	651,099
Equifax, Inc.	1,032	236,565
FleetCor Technologies, Inc.†	608	174,934
IHS Markit, Ltd.	4,108	441,939
MarketAxess Holdings, Inc.	644	314,568
Moody’s Corp.	1,964	641,658
PayPal Holdings, Inc.†	19,854	5,207,506
S&P Global, Inc.	4,080	1,592,791

		9,261,060

Computer Aided Design — 0.9%
ANSYS, Inc.†	1,471	537,886
Autodesk, Inc.†	3,728	1,088,241
Cadence Design Systems, Inc.†	4,729	623,140
Synopsys, Inc.†	2,583	638,156

		2,887,423

Computer Data Security — 0.1%
Fortinet, Inc.†	2,296	468,912

Computer Services — 0.6%
Accenture PLC, Class A	6,021	1,745,909
Cognizant Technology Solutions Corp., Class A	4,587	368,795

		2,114,704

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,771	192,507
Citrix Systems, Inc.	1,355	167,817

		360,324

Computers — 10.5%
Apple, Inc.	267,513	35,167,259

Consulting Services — 0.2%
Gartner, Inc.†	797	156,116
Verisk Analytics, Inc.	2,760	519,432

		675,548

Consumer Products-Misc. — 0.2%
Clorox Co.	1,429	260,792
Kimberly-Clark Corp.	2,177	290,238

		551,030

Containers-Metal/Glass — 0.1%
Ball Corp.	3,558	333,171

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,733	85,610

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	7,480	603,636
Estee Lauder Cos., Inc., Class A	2,181	684,398
Procter & Gamble Co.	20,037	2,673,336

		3,961,370

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	982	155,775
Fiserv, Inc.†	6,637	797,236
Jack Henry & Associates, Inc.	619	100,792
Paychex, Inc.	2,884	281,161

		1,334,964

Decision Support Software — 0.2%
MSCI, Inc.	1,400	680,078

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,221	727,142

Diagnostic Equipment — 1.6%
Danaher Corp.	7,307	1,855,540
PerkinElmer, Inc.	1,900	246,297
Thermo Fisher Scientific, Inc.	6,676	3,139,255

		5,241,092

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,448	794,938

Dialysis Centers — 0.0%
DaVita, Inc.†	1,224	142,633

Disposable Medical Products — 0.1%
Teleflex, Inc.	372	157,163

Distribution/Wholesale — 0.4%
Copart, Inc.†	3,525	438,898
Fastenal Co.	7,302	381,748
Pool Corp.	682	288,159
WW Grainger, Inc.	455	197,261

		1,306,066

Diversified Manufacturing Operations — 0.4%
Illinois Tool Works, Inc.	2,149	495,258
Parker-Hannifin Corp.	1,138	357,116
Trane Technologies PLC	1,859	323,150

		1,175,524

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,630	629,343

E-Commerce/Products — 7.8%
Amazon.com, Inc.†	7,256	25,159,600
eBay, Inc.	10,958	611,347
Etsy, Inc.†	2,137	424,814

		26,195,761

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	264	651,045
Expedia Group, Inc.†	844	148,738

		799,783

E-Services/Consulting — 0.1%
CDW Corp.	1,052	187,603

Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,915	258,391
Emerson Electric Co.	4,069	368,204

		626,595

Electric-Integrated — 0.4%
AES Corp.	4,304	119,737
NextEra Energy, Inc.	14,286	1,107,308

		1,227,045

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,418	194,606

Electronic Components-Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	20,542	1,676,638
Broadcom, Inc.	4,706	2,146,877
IPG Photonics Corp.†	274	59,488
Microchip Technology, Inc.	3,286	493,853
Monolithic Power Systems, Inc.	727	262,723
NVIDIA Corp.	10,510	6,309,994
Qorvo, Inc.†	1,920	361,287
Skyworks Solutions, Inc.	1,454	263,654
Texas Instruments, Inc.	8,268	1,492,457
Xilinx, Inc.	4,166	533,081

		13,600,052

Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,297	424,040
TE Connectivity, Ltd.	2,131	286,556

		710,596

Electronic Forms — 1.2%
Adobe, Inc.†	8,125	4,130,262

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,719	497,007
Keysight Technologies, Inc.†	1,798	259,541
Trimble, Inc.†	4,254	348,828

		1,105,376

Electronic Security Devices — 0.0%
Allegion PLC	646	86,809

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,187	304,540

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	1,367	182,645

Enterprise Software/Service — 1.6%
Oracle Corp.	17,293	1,310,636
Paycom Software, Inc.†	832	319,829
salesforce.com, Inc.†	15,557	3,583,088
Tyler Technologies, Inc.†	688	292,304

		5,505,857

Entertainment Software — 0.4%
Activision Blizzard, Inc.	7,749	706,631
Electronic Arts, Inc.	2,633	374,097
Take-Two Interactive Software, Inc.†	1,952	342,342

		1,423,070

Finance-Credit Card — 2.4%
Mastercard, Inc., Class A	10,107	3,861,480
Visa, Inc., Class A	17,251	4,029,144

		7,890,624

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	927	96,751
Intercontinental Exchange, Inc.	5,142	605,265
Nasdaq, Inc.	1,271	205,317

		907,333

Food-Confectionery — 0.1%
Hershey Co.	1,019	167,422

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc.	918	73,899
McCormick & Co., Inc.	1,857	167,799

		241,698

Gold Mining — 0.1%
Newmont Corp.	7,462	465,703

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	1,741	224,067

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,447	87,652

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,103	291,479

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,725	497,628
Linde PLC	5,141	1,469,503

		1,967,131

Instruments-Controls — 0.2%
Mettler-Toledo International, Inc.†	397	521,388

Instruments-Scientific — 0.1%
Waters Corp.†	580	173,925

Insurance Brokers — 0.4%
Aon PLC, Class A	1,992	500,869
Arthur J. Gallagher & Co.	1,412	204,669
Marsh & McLennan Cos., Inc.	4,221	572,790

		1,278,328

Insurance-Property/Casualty — 0.2%
Progressive Corp.	6,355	640,203

Internet Content-Entertainment — 5.3%
Facebook, Inc., Class A†	40,777	13,255,787
Netflix, Inc.†	7,508	3,855,133
Twitter, Inc.†	13,530	747,127

		17,858,047

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	460	85,910

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,684	1,379,701
T. Rowe Price Group, Inc.	2,318	415,386

		1,795,087

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	4,345	991,138

Machinery-Farming — 0.4%
Deere & Co.	3,985	1,477,837

Machinery-General Industrial — 0.1%
IDEX Corp.	579	129,812
Otis Worldwide Corp.	3,593	279,787

		409,599

Machinery-Pumps — 0.0%
Xylem, Inc.	1,406	155,574

Medical Information Systems — 0.1%
Cerner Corp.	2,233	167,587

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	6,034	576,368
Intuitive Surgical, Inc.†	1,397	1,208,405

		1,784,773

Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	2,886	324,588
IQVIA Holdings, Inc.†	2,075	486,982

		811,570

Medical Products — 1.2%
Abbott Laboratories	17,718	2,127,577
ABIOMED, Inc.†	767	246,000
Cooper Cos., Inc.	342	140,524
Hologic, Inc.†	3,145	206,155
STERIS PLC	825	174,092
Stryker Corp.	2,719	714,091
West Pharmaceutical Services, Inc.	1,256	412,621

		4,021,060

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	2,721	458,978
Amgen, Inc.	4,895	1,173,038
Bio-Rad Laboratories, Inc., Class A†	365	229,997
Biogen, Inc.†	1,369	365,975
Illumina, Inc.†	1,237	485,943
Incyte Corp.†	1,996	170,419
Regeneron Pharmaceuticals, Inc.†	1,785	859,121
Vertex Pharmaceuticals, Inc.†	4,407	961,607

		4,705,078

Medical-Drugs — 3.2%
AbbVie, Inc.	22,152	2,469,948
Bristol-Myers Squibb Co.	19,750	1,232,795
Eli Lilly & Co.	8,226	1,503,466
Johnson & Johnson	17,824	2,900,500
Merck & Co., Inc.	20,589	1,533,880
Zoetis, Inc.	5,880	1,017,416

		10,658,005

Medical-HMO — 1.1%
Humana, Inc.	1,136	505,793
UnitedHealth Group, Inc.	8,333	3,323,200

		3,828,993

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	15,329	578,057

Networking Products — 0.1%
Arista Networks, Inc.†	932	293,738

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,574	355,135

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	662	322,884

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	591	126,574

Oil Companies-Exploration & Production — 0.1%
Hess Corp.	2,455	182,922

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,066	345,331

Racetracks — 0.0%
Penn National Gaming, Inc.†	1,512	134,749

Real Estate Investment Trusts — 1.0%
American Tower Corp.	3,842	978,827
Crown Castle International Corp.	4,387	829,406
Duke Realty Corp.	2,598	120,859
Equinix, Inc.	878	632,827
Extra Space Storage, Inc.	1,074	159,693
Public Storage	1,108	311,525
SBA Communications Corp.	1,205	361,163

		3,394,300

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,224	391,619

Respiratory Products — 0.1%
ResMed, Inc.	2,467	463,722

Retail-Apparel/Shoe — 0.0%
L Brands, Inc.†	2,218	146,166

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	211	308,929
O’Reilly Automotive, Inc.†	809	447,280

		756,209

Retail-Building Products — 1.8%
Home Depot, Inc.	13,140	4,253,024
Lowe’s Cos., Inc.	8,798	1,726,607

		5,979,631

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,953	227,075

Retail-Discount — 1.1%
Costco Wholesale Corp.	3,977	1,479,802
Dollar General Corp.	4,153	891,857
Target Corp.	5,604	1,161,485

		3,533,144

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,972	371,919

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	487	160,393

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	477	711,698
Domino’s Pizza, Inc.	658	277,900
McDonald’s Corp.	5,056	1,193,620
Starbucks Corp.	11,575	1,325,222
Yum! Brands, Inc.	2,187	261,390

		3,769,830

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	2,689	411,847
Maxim Integrated Products, Inc.	2,726	256,244
NXP Semiconductors NV	244	46,972
QUALCOMM, Inc.	19,257	2,672,872

		3,387,935

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	15,556	2,064,437
KLA Corp.	2,612	823,694
Lam Research Corp.	2,423	1,503,350
Teradyne, Inc.	2,826	353,476

		4,744,957

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,784	238,700

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,122	270,654

Transport-Rail — 0.8%
CSX Corp.	6,721	677,141
Kansas City Southern	785	229,385
Norfolk Southern Corp.	1,922	536,699
Union Pacific Corp.	5,450	1,210,390

		2,653,615

Transport-Services — 0.8%
Expeditors International of Washington, Inc.	1,866	204,999
FedEx Corp.	2,646	768,160
United Parcel Service, Inc., Class B	8,538	1,740,557

		2,713,716

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	835	142,543
Old Dominion Freight Line, Inc.	1,625	418,941

		561,484

Water — 0.1%
American Water Works Co., Inc.	1,538	239,913

Web Hosting/Design — 0.0%
VeriSign, Inc.†	709	155,108

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	5,098	11,998,143
Alphabet, Inc., Class C†	4,886	11,775,846

		23,773,989

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,289	242,719

Total Common Stocks (cost $188,068,841)		311,277,586

EXCHANGE-TRADED FUNDS — 0.9%
SPDR Portfolio S&P 500 Growth ETF (cost $2,703,168)	48,040	2,894,410

Total Long-Term Investment Securities (cost $190,772,009)		314,171,996

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.11% due 09/09/2021(1) (cost $299,876)	$300,000	299,876

TOTAL INVESTMENTS (cost $191,071,885)	94.0%	314,471,872
Other assets less liabilities	6.0	20,241,401

NET ASSETS	100.0%	$334,713,273

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	June 2021	790,437	834,880	$44,443

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$311,277,586	$—	$—	$311,277,586
Exchange-Traded Funds	2,894,410	—	—	2,894,410
Short-Term Investment Securities	—	299,876	—	299,876

Total Investments at Value	$314,171,996	$299,876	$—	$314,471,872

Other Financial Instruments:†
Futures Contracts	$44,443	$—	$—	$44,443

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	34,477	$1,094,645
Omnicom Group, Inc.	18,974	1,560,801

		2,655,446

Aerospace/Defense — 1.3%
Boeing Co.†	48,415	11,344,119
General Dynamics Corp.	20,462	3,892,486
Lockheed Martin Corp.	21,752	8,277,941
Northrop Grumman Corp.	13,683	4,849,803
Raytheon Technologies Corp.	134,091	11,161,735
Teledyne Technologies, Inc.†	3,267	1,462,799
TransDigm Group, Inc.†	4,827	2,962,523

		43,951,406

Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc.†	34,439	1,100,671
L3Harris Technologies, Inc.	18,140	3,795,432

		4,896,103

Agricultural Biotech — 0.1%
Corteva, Inc.	65,662	3,201,679

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	18,885	918,377
Mosaic Co.	30,443	1,070,985

		1,989,362

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	49,279	3,110,983

Airlines — 0.3%
Alaska Air Group, Inc.†	10,963	757,982
American Airlines Group, Inc.†	56,451	1,226,116
Delta Air Lines, Inc.†	56,316	2,642,347
Southwest Airlines Co.†	52,126	3,272,470
United Airlines Holdings, Inc.†	28,105	1,528,912

		9,427,827

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,782	648,269
PVH Corp.†	6,275	710,205
Ralph Lauren Corp.†	4,257	567,416
Tapestry, Inc.†	24,518	1,173,186
Under Armour, Inc., Class A†	16,646	404,664
Under Armour, Inc., Class C†	17,197	342,392
VF Corp.	28,346	2,484,810

		6,330,942

Appliances — 0.0%
Whirlpool Corp.	5,539	1,309,697

Applications Software — 5.8%
Intuit, Inc.	24,165	9,959,847
Microsoft Corp.	665,587	167,847,730
PTC, Inc.†	9,277	1,214,730
Roper Technologies, Inc.	9,261	4,134,481
ServiceNow, Inc.†	17,306	8,763,239

		191,920,027

Athletic Footwear — 0.4%
NIKE, Inc., Class B	112,205	14,880,627

Auto-Cars/Light Trucks — 1.8%
Ford Motor Co.†	344,860	3,979,684
General Motors Co.†	111,899	6,402,861
Tesla, Inc.†	67,764	48,074,492

		58,457,037

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	13,061	3,291,894
PACCAR, Inc.	30,616	2,751,766

		6,043,660

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	23,829	3,428,755
BorgWarner, Inc.	21,093	1,024,698

		4,453,453

Banks-Commercial — 0.6%
Citizens Financial Group, Inc.	37,515	1,736,194
First Republic Bank	15,530	2,845,717
M&T Bank Corp.	11,351	1,789,939
Regions Financial Corp.	84,778	1,848,161
SVB Financial Group†	4,764	2,724,198
Truist Financial Corp.	118,887	7,051,188
Zions Bancorp NA	14,492	808,654

		18,804,051

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	71,198	3,551,356
Northern Trust Corp.	18,383	2,091,985
State Street Corp.	31,045	2,606,228

		8,249,569

Banks-Super Regional — 1.1%
Comerica, Inc.	12,282	923,115
Fifth Third Bancorp	62,748	2,543,804
Huntington Bancshares, Inc.	89,770	1,375,276
KeyCorp	85,496	1,860,393
PNC Financial Services Group, Inc.	37,419	6,995,482
US Bancorp	120,630	7,159,391
Wells Fargo & Co.	364,827	16,435,456

		37,292,917

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	342,260	18,475,195
Monster Beverage Corp.†	32,625	3,166,256
PepsiCo, Inc.	121,748	17,551,192

		39,192,643

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	16,119	1,229,557

Brewery — 0.1%
Constellation Brands, Inc., Class A	15,005	3,606,002
Molson Coors Beverage Co., Class B†	16,612	912,829

		4,518,831

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,339	540,007
Discovery, Inc., Class C†	25,564	825,973
Fox Corp., Class A	29,506	1,104,114
Fox Corp., Class B	13,565	493,495

		2,963,589

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,237	1,284,640

Building Products-Air & Heating — 0.2%
Carrier Global Corp.	72,110	3,142,554
Johnson Controls International PLC	63,562	3,962,455

		7,105,009

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,496	1,940,748
Vulcan Materials Co.	11,697	2,084,873

		4,025,621

Building Products-Wood — 0.0%
Masco Corp.	22,692	1,449,565

Building-Maintenance & Services — 0.0%
Rollins, Inc.	19,543	728,563

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	29,207	2,870,756
Lennar Corp., Class A	24,224	2,509,607
NVR, Inc.†	314	1,575,683
PulteGroup, Inc.	23,465	1,387,251

		8,343,297

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	12,481	8,405,330
Comcast Corp., Class A	403,401	22,650,966
DISH Network Corp., Class A†	21,837	978,079

		32,034,375

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	28,985	1,775,621
MGM Resorts International	36,246	1,475,937
Wynn Resorts, Ltd.†	9,285	1,192,194

		4,443,752

Casino Services — 0.1%
Caesars Entertainment, Inc.†	18,380	1,798,299

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	51,547	6,810,905

Chemicals-Diversified — 0.5%
Celanese Corp.	10,075	1,578,249
Dow, Inc.	65,765	4,110,312
DuPont de Nemours, Inc.	47,511	3,663,573
Eastman Chemical Co.	11,990	1,383,526
FMC Corp.	11,416	1,349,828
LyondellBasell Industries NV, Class A	22,705	2,355,417
PPG Industries, Inc.	20,910	3,580,628

		18,021,533

Chemicals-Specialty — 0.3%
Albemarle Corp.	10,293	1,730,974
Ecolab, Inc.	21,947	4,918,762
International Flavors & Fragrances, Inc.	21,949	3,120,489

		9,770,225

Coatings/Paint — 0.2%
Sherwin-Williams Co.	21,350	5,847,124

Commercial Services — 0.1%
Cintas Corp.	7,785	2,686,915
Nielsen Holdings PLC	31,575	809,899
Quanta Services, Inc.	12,211	1,180,071

		4,676,885

Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	37,765	7,061,677
Equifax, Inc.	10,749	2,463,993
FleetCor Technologies, Inc.†	7,362	2,118,195
Global Payments, Inc.	26,055	5,592,185
IHS Markit, Ltd.	32,898	3,539,167
MarketAxess Holdings, Inc.	3,353	1,637,806
Moody’s Corp.	14,200	4,639,282
PayPal Holdings, Inc.†	103,354	27,108,721
S&P Global, Inc.	21,241	8,292,274

		62,453,300

Computer Aided Design — 0.5%
ANSYS, Inc.†	7,656	2,799,493
Autodesk, Inc.†	19,405	5,664,513
Cadence Design Systems, Inc.†	24,619	3,244,046
Synopsys, Inc.†	13,447	3,322,216

		15,030,268

Computer Data Security — 0.1%
Fortinet, Inc.†	11,953	2,441,161

Computer Services — 1.0%
Accenture PLC, Class A	55,970	16,229,621
Cognizant Technology Solutions Corp., Class A	46,825	3,764,730
DXC Technology Co.†	22,468	739,422
International Business Machines Corp.	78,858	11,188,373
Leidos Holdings, Inc.	11,770	1,192,065

		33,114,211

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,404	1,565,715
Citrix Systems, Inc.	10,852	1,344,020

		2,909,735

Computers — 5.7%
Apple, Inc.	1,392,628	183,074,877
Hewlett Packard Enterprise Co.	114,824	1,839,480
HP, Inc.	110,534	3,770,315

		188,684,672

Computers-Memory Devices — 0.2%
NetApp, Inc.	19,644	1,467,210
Seagate Technology PLC	17,726	1,645,682
Western Digital Corp.	27,012	1,907,858

		5,020,750

Consulting Services — 0.1%
Gartner, Inc.†	7,830	1,533,741
Verisk Analytics, Inc.	14,366	2,703,681

		4,237,422

Consumer Products-Misc. — 0.2%
Clorox Co.	11,101	2,025,932
Kimberly-Clark Corp.	29,828	3,976,669

		6,002,601

Containers-Metal/Glass — 0.1%
Ball Corp.	28,939	2,709,848

Containers-Paper/Plastic — 0.1%
Amcor PLC	137,841	1,619,632
Packaging Corp. of America	8,368	1,235,535
Sealed Air Corp.	13,671	675,348
WestRock Co.	23,255	1,296,466

		4,826,981

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	74,885	6,043,219
Estee Lauder Cos., Inc., Class A	20,274	6,361,981
Procter & Gamble Co.	217,309	28,993,367

		41,398,567

Cruise Lines — 0.1%
Carnival Corp.†	70,405	1,968,524
Norwegian Cruise Line Holdings, Ltd.†	32,053	995,245
Royal Caribbean Cruises, Ltd.†	19,319	1,679,787

		4,643,556

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	10,219	1,621,040
Fidelity National Information Services, Inc.	54,814	8,381,060
Fiserv, Inc.†	50,808	6,103,057
Jack Henry & Associates, Inc.	6,713	1,093,078
Paychex, Inc.	28,324	2,761,307

		19,959,542

Decision Support Software — 0.1%
MSCI, Inc.	7,287	3,539,806

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,355	3,784,593
DENTSPLY SIRONA, Inc.	19,331	1,305,036

		5,089,629

Diagnostic Equipment — 1.0%
Danaher Corp.	55,937	14,204,642
PerkinElmer, Inc.	9,890	1,282,040
Thermo Fisher Scientific, Inc.	34,752	16,341,433

		31,828,115

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,538	4,138,287

Dialysis Centers — 0.0%
DaVita, Inc.†	6,372	742,529

Disposable Medical Products — 0.1%
Teleflex, Inc.	4,120	1,740,618

Distribution/Wholesale — 0.3%
Copart, Inc.†	18,352	2,285,007
Fastenal Co.	50,684	2,649,759
LKQ Corp.†	24,625	1,150,234
Pool Corp.	3,551	1,500,369
WW Grainger, Inc.	3,883	1,683,436

		9,268,805

Diversified Banking Institutions — 3.1%
Bank of America Corp.	670,440	27,172,933
Citigroup, Inc.	184,202	13,122,550
Goldman Sachs Group, Inc.	30,364	10,580,336
JPMorgan Chase & Co.	269,289	41,419,341
Morgan Stanley	132,430	10,932,097

		103,227,257

Diversified Manufacturing Operations — 1.2%
3M Co.	51,105	10,074,840
A.O. Smith Corp.	11,951	809,680
Eaton Corp. PLC	35,132	5,021,417
General Electric Co.	773,755	10,151,665
Illinois Tool Works, Inc.	25,430	5,860,598
Parker-Hannifin Corp.	11,391	3,574,610
Textron, Inc.	20,026	1,286,470
Trane Technologies PLC	21,041	3,657,557

		40,436,837

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	25,641	6,379,737
DexCom, Inc.†	8,487	3,276,831

		9,656,568

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	37,773	130,974,856
eBay, Inc.	57,045	3,182,540
Etsy, Inc.†	11,124	2,211,340

		136,368,736

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,615	8,914,879
Cars.com, Inc.†	1	13
Expedia Group, Inc.†	12,209	2,151,592

		11,066,484

E-Services/Consulting — 0.1%
CDW Corp.	12,442	2,218,782

Electric Products-Misc. — 0.2%
AMETEK, Inc.	20,347	2,745,421
Emerson Electric Co.	52,952	4,791,626

		7,537,047

Electric-Distribution — 0.2%
Consolidated Edison, Inc.	30,218	2,339,175
Sempra Energy	26,703	3,673,532

		6,012,707

Electric-Integrated — 2.1%
AES Corp.	58,959	1,640,239
Alliant Energy Corp.	22,052	1,238,661
Ameren Corp.	22,358	1,896,853
American Electric Power Co., Inc.	43,824	3,887,627
CenterPoint Energy, Inc.	48,676	1,192,075
CMS Energy Corp.	25,499	1,641,881
Dominion Energy, Inc.	71,097	5,680,650
DTE Energy Co.	17,100	2,394,342
Duke Energy Corp.	67,833	6,830,105
Edison International	33,471	1,989,851
Entergy Corp.	17,692	1,933,559
Evergy, Inc.	20,028	1,281,191
Eversource Energy	30,269	2,609,793
Exelon Corp.	86,160	3,872,030
FirstEnergy Corp.	47,937	1,817,771
NextEra Energy, Inc.	172,955	13,405,742
Pinnacle West Capital Corp.	9,945	841,844
PPL Corp.	67,861	1,976,791
Public Service Enterprise Group, Inc.	44,573	2,815,231
Southern Co.	93,244	6,169,956
WEC Energy Group, Inc.	27,837	2,704,921
Xcel Energy, Inc.	47,447	3,382,971

		71,204,084

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,186	1,809,647

Electronic Components-Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	106,939	8,728,361
Broadcom, Inc.	36,025	16,434,605
Intel Corp.	358,552	20,627,497
IPG Photonics Corp.†	3,166	687,370
Microchip Technology, Inc.	23,762	3,571,191
Micron Technology, Inc.†	98,721	8,496,916
Monolithic Power Systems, Inc.	3,785	1,367,823
NVIDIA Corp.	54,714	32,849,191
Qorvo, Inc.†	9,995	1,880,759
Skyworks Solutions, Inc.	14,552	2,638,714
Texas Instruments, Inc.	81,209	14,659,037
Xilinx, Inc.	21,688	2,775,197

		114,716,661

Electronic Connectors — 0.2%
Amphenol Corp., Class A	52,874	3,560,535
TE Connectivity, Ltd.	29,200	3,926,524

		7,487,059

Electronic Forms — 0.6%
Adobe, Inc.†	42,300	21,502,782

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	26,889	3,593,446
FLIR Systems, Inc.	11,582	694,572
Fortive Corp.	29,834	2,112,844
Keysight Technologies, Inc.†	16,422	2,370,516
Trimble, Inc.†	22,148	1,816,136

		10,587,514

Electronic Security Devices — 0.0%
Allegion PLC	8,007	1,075,981

Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	11,386	1,585,500

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,480	1,533,843

Enterprise Software/Service — 1.0%
Oracle Corp.	163,678	12,405,155
Paycom Software, Inc.†	4,331	1,664,880
salesforce.com, Inc.†	80,988	18,653,156
Tyler Technologies, Inc.†	3,581	1,521,424

		34,244,615

Entertainment Software — 0.3%
Activision Blizzard, Inc.	68,371	6,234,751
Electronic Arts, Inc.	25,382	3,606,275
Take-Two Interactive Software, Inc.†	10,165	1,782,738

		11,623,764

Finance-Consumer Loans — 0.1%
Synchrony Financial	47,930	2,096,458

Finance-Credit Card — 2.5%
American Express Co.	57,584	8,830,506
Capital One Financial Corp.	40,527	6,041,765
Discover Financial Services	27,065	3,085,410
Mastercard, Inc., Class A	77,375	29,561,893
Visa, Inc., Class A	149,679	34,959,027
Western Union Co.	36,263	934,135

		83,412,736

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	132,066	9,297,446

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	9,461	987,445
CME Group, Inc.	31,682	6,399,447
Intercontinental Exchange, Inc.	49,569	5,834,767
Nasdaq, Inc.	10,180	1,644,477

		14,866,136

Food-Confectionery — 0.3%
Hershey Co.	12,933	2,124,892
J.M. Smucker Co.	9,671	1,266,804
Mondelez International, Inc., Class A	124,616	7,577,899

		10,969,595

Food-Meat Products — 0.1%
Hormel Foods Corp.	24,787	1,145,159
Tyson Foods, Inc., Class A	26,008	2,014,320

		3,159,479

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	17,912	855,298
Conagra Brands, Inc.	43,117	1,599,209
General Mills, Inc.	53,959	3,283,945
Kellogg Co.	22,461	1,402,016
Kraft Heinz Co.	57,210	2,362,201
Lamb Weston Holdings, Inc.	12,915	1,039,657
McCormick & Co., Inc.	21,969	1,985,119

		12,527,445

Food-Retail — 0.1%
Kroger Co.	67,188	2,455,050

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	45,043	3,816,493

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,310	1,171,603
NiSource, Inc.	34,581	899,798

		2,071,401

Gold Mining — 0.1%
Newmont Corp.	70,626	4,407,769

Home Decoration Products — 0.0%
Newell Brands, Inc.	33,348	899,062

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,736	582,927

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	24,499	3,153,021
Marriott International, Inc., Class A†	23,475	3,486,507

		6,639,528

Human Resources — 0.0%
Robert Half International, Inc.	9,983	874,611

Independent Power Producers — 0.0%
NRG Energy, Inc.	21,594	773,497

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,250	2,708,665

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,527	5,633,149
Linde PLC	46,139	13,188,372

		18,821,521

Instruments-Controls — 0.5%
Honeywell International, Inc.	61,376	13,689,303
Mettler-Toledo International, Inc.†	2,065	2,712,006

		16,401,309

Instruments-Scientific — 0.0%
Waters Corp.†	5,488	1,645,687

Insurance Brokers — 0.5%
Aon PLC, Class A	19,942	5,014,216
Arthur J. Gallagher & Co.	17,098	2,478,355
Marsh & McLennan Cos., Inc.	44,847	6,085,738
Willis Towers Watson PLC	11,381	2,946,086

		16,524,395

Insurance-Life/Health — 0.3%
Aflac, Inc.	56,513	3,036,443
Globe Life, Inc.	8,385	859,379
Lincoln National Corp.	15,923	1,021,142
Principal Financial Group, Inc.	22,373	1,428,963
Prudential Financial, Inc.	35,035	3,516,113
Unum Group	17,979	508,087

		10,370,127

Insurance-Multi-line — 0.7%
Allstate Corp.	26,728	3,389,111
American International Group, Inc.(1)	76,316	3,697,510
Chubb, Ltd.	39,731	6,817,442
Cincinnati Financial Corp.	13,230	1,490,756
Hartford Financial Services Group, Inc.	31,550	2,081,038
Loews Corp.	20,032	1,116,784
MetLife, Inc.	66,339	4,221,151

		22,813,792

Insurance-Property/Casualty — 1.7%
Assurant, Inc.	5,110	795,116
Berkshire Hathaway, Inc., Class B†	168,262	46,263,637
Progressive Corp.	51,691	5,207,351
Travelers Cos., Inc.	22,258	3,442,422
WR Berkley Corp.	12,365	985,738

		56,694,264

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,529	977,357

Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	212,276	69,006,682
Netflix, Inc.†	39,085	20,068,975
Twitter, Inc.†	70,435	3,889,421

		92,965,078

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,441	1,016,161

Internet Security — 0.0%
NortonLifeLock, Inc.	51,352	1,109,717

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	10,304	2,662,554
BlackRock, Inc.	12,526	10,262,552
Franklin Resources, Inc.	24,085	722,550
Invesco, Ltd.	33,220	896,940
Raymond James Financial, Inc.	10,816	1,414,516
T. Rowe Price Group, Inc.	20,115	3,604,608

		19,563,720

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	48,122	10,977,109

Machinery-Farming — 0.3%
Deere & Co.	27,661	10,258,082

Machinery-General Industrial — 0.2%
IDEX Corp.	6,697	1,501,468
Otis Worldwide Corp.	35,975	2,801,373
Westinghouse Air Brake Technologies Corp.	15,670	1,286,037

		5,588,878

Machinery-Pumps — 0.2%
Dover Corp.	12,677	1,891,282
Ingersoll Rand, Inc.†	32,890	1,625,095
Xylem, Inc.	15,917	1,761,216

		5,277,593

Medical Information Systems — 0.1%
Cerner Corp.	27,030	2,028,601

Medical Instruments — 1.1%
Boston Scientific Corp.†	125,062	5,452,703
Edwards Lifesciences Corp.†	55,112	5,264,298
Intuitive Surgical, Inc.†	10,388	8,985,620
Medtronic PLC	118,965	15,574,898

		35,277,519

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	15,022	1,689,525
IQVIA Holdings, Inc.†	16,880	3,961,567
Laboratory Corp. of America Holdings†	8,613	2,289,938
Quest Diagnostics, Inc.	11,777	1,553,151

		9,494,181

Medical Products — 1.3%
Abbott Laboratories	156,335	18,772,707
ABIOMED, Inc.†	3,992	1,280,354
Baxter International, Inc.	44,574	3,819,546
Cooper Cos., Inc.	4,338	1,782,441
Hologic, Inc.†	22,739	1,490,541
STERIS PLC	7,533	1,589,614
Stryker Corp.	28,883	7,585,542
West Pharmaceutical Services, Inc.	6,539	2,148,192
Zimmer Biomet Holdings, Inc.	18,343	3,249,646

		41,718,583

Medical-Biomedical/Gene — 1.3%
Alexion Pharmaceuticals, Inc.†	19,401	3,272,561
Amgen, Inc.	50,969	12,214,211
Bio-Rad Laboratories, Inc., Class A†	1,902	1,198,507
Biogen, Inc.†	13,443	3,593,717
Gilead Sciences, Inc.	110,892	7,038,315
Illumina, Inc.†	12,875	5,057,815
Incyte Corp.†	16,491	1,408,002

Regeneron Pharmaceuticals, Inc.†	9,291	4,471,759
Vertex Pharmaceuticals, Inc.†	22,941	5,005,726

		43,260,613

Medical-Drugs — 3.7%
AbbVie, Inc.	155,836	17,375,714
Bristol-Myers Squibb Co.	197,718	12,341,558
Eli Lilly & Co.	70,201	12,830,637
Johnson & Johnson	231,976	37,749,454
Merck & Co., Inc.	223,296	16,635,552
Pfizer, Inc.	492,216	19,024,148
Zoetis, Inc.	41,933	7,255,667

		123,212,730

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	11,745	488,944
Viatris, Inc.†	106,522	1,416,743

		1,905,687

Medical-HMO — 1.5%
Anthem, Inc.	21,612	8,199,377
Centene Corp.†	51,325	3,168,806
Humana, Inc.	11,372	5,063,269
UnitedHealth Group, Inc.	83,423	33,269,092

		49,700,544

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	23,398	4,704,402
Universal Health Services, Inc., Class B	6,869	1,019,428

		5,723,830

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,007	1,571,246
Cardinal Health, Inc.	25,916	1,563,771
Henry Schein, Inc.†	12,572	911,470
McKesson Corp.	14,031	2,631,654

		6,678,141

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	128,708	4,853,579

Multimedia — 1.0%
ViacomCBS, Inc., Class B	51,849	2,126,846
Walt Disney Co.†	160,193	29,799,102

		31,925,948

Networking Products — 0.6%
Arista Networks, Inc.†	4,850	1,528,575
Cisco Systems, Inc.	372,564	18,967,233

		20,495,808

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,574	1,974,416
Waste Management, Inc.	34,355	4,739,960

		6,714,376

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	4,719	2,301,645

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,327	1,569,224

Oil Companies-Exploration & Production — 0.6%
APA Corp.†	33,346	666,920
Cabot Oil & Gas Corp.	35,248	587,584
ConocoPhillips	119,553	6,113,941
Devon Energy Corp.	52,270	1,222,073
Diamondback Energy, Inc.	15,955	1,304,002
EOG Resources, Inc.	51,499	3,792,386
Hess Corp.	24,111	1,796,511
Marathon Oil Corp.	69,662	784,394
Occidental Petroleum Corp.	73,987	1,876,310
Pioneer Natural Resources Co.	18,157	2,793,091

		20,937,212

Oil Companies-Integrated — 1.2%
Chevron Corp.	169,999	17,521,797
Exxon Mobil Corp.	373,597	21,384,692

		38,906,489

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	34,259	512,172

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	13,186	461,510
Marathon Petroleum Corp.	57,474	3,198,428
Phillips 66	38,546	3,118,757
Valero Energy Corp.	36,055	2,666,628

		9,445,323

Oil-Field Services — 0.2%
Baker Hughes Co.	64,329	1,291,726
Halliburton Co.	78,421	1,533,915
Schlumberger NV	123,394	3,337,808

		6,163,449

Paper & Related Products — 0.1%
International Paper Co.	34,690	2,012,020

Pharmacy Services — 0.5%
Cigna Corp.	31,050	7,731,760
CVS Health Corp.	115,725	8,841,390

		16,573,150

Pipelines — 0.2%
Kinder Morgan, Inc.	171,807	2,929,309
ONEOK, Inc.	39,269	2,055,340
Williams Cos., Inc.	107,114	2,609,297

		7,593,946

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	5,547	1,796,951

Publishing-Newspapers — 0.0%
News Corp., Class A	34,513	904,068
News Corp., Class B	10,747	261,260

		1,165,328

Racetracks — 0.0%
Penn National Gaming, Inc.†	13,119	1,169,165

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	11,218	2,031,580
American Tower Corp.	39,216	9,991,060
AvalonBay Communities, Inc.	12,313	2,364,096
Boston Properties, Inc.	12,512	1,368,187
Crown Castle International Corp.	38,062	7,196,002
Digital Realty Trust, Inc.	24,808	3,828,122
Duke Realty Corp.	32,984	1,534,416

Equinix, Inc.	7,880	5,679,589
Equity Residential	30,256	2,245,903
Essex Property Trust, Inc.	5,735	1,666,132
Extra Space Storage, Inc.	11,652	1,732,536
Federal Realty Investment Trust	6,163	695,433
Healthpeak Properties, Inc.	47,538	1,632,455
Host Hotels & Resorts, Inc.†	62,247	1,130,406
Iron Mountain, Inc.	25,452	1,021,134
Kimco Realty Corp.	38,162	801,402
Mid-America Apartment Communities, Inc.	10,095	1,588,246
Prologis, Inc.	65,259	7,604,631
Public Storage	13,420	3,773,167
Realty Income Corp.	32,951	2,278,562
Regency Centers Corp.	13,938	887,293
SBA Communications Corp.	9,648	2,891,699
Simon Property Group, Inc.	28,989	3,529,121
UDR, Inc.	26,194	1,216,711
Ventas, Inc.	33,063	1,833,674
Vornado Realty Trust	13,847	633,500
Welltower, Inc.	36,833	2,763,580
Weyerhaeuser Co.	65,989	2,558,394

		76,477,031

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	29,616	2,523,283

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,371	2,038,401

Respiratory Products — 0.1%
ResMed, Inc.	12,841	2,413,723

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	18,154	600,897
L Brands, Inc.†	20,616	1,358,595
Ross Stores, Inc.	31,417	4,113,742

		6,073,234

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,782	1,157,325
AutoZone, Inc.†	1,957	2,865,283
Genuine Parts Co.	12,743	1,592,493
O’Reilly Automotive, Inc.†	6,195	3,425,091

		9,040,192

Retail-Automobile — 0.1%
CarMax, Inc.†	14,344	1,911,195

Retail-Building Products — 1.3%
Home Depot, Inc.	95,008	30,751,240
Lowe’s Cos., Inc.	64,509	12,659,891

		43,411,131

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,338	2,364,699

Retail-Discount — 1.4%
Costco Wholesale Corp.	39,063	14,534,952
Dollar General Corp.	21,621	4,643,110
Dollar Tree, Inc.†	20,755	2,384,749
Target Corp.	44,201	9,161,099
Walmart, Inc.	122,343	17,117,009

		47,840,919

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	63,287	3,360,540

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,264	1,935,790

Total Retail-Gardening Products (cost $773,760)		1,935,790

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	105,954	7,522,734

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	4,972	1,637,528

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,483	3,704,710
Darden Restaurants, Inc.	11,501	1,687,427
Domino’s Pizza, Inc.	3,424	1,446,092
McDonald’s Corp.	65,795	15,532,884
Starbucks Corp.	103,894	11,894,824
Yum! Brands, Inc.	26,480	3,164,890

		37,430,827

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	37,552	680,818

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	32,554	4,985,971
Maxim Integrated Products, Inc.	23,654	2,223,476
NXP Semiconductors NV	24,445	4,705,907
QUALCOMM, Inc.	100,249	13,914,561

		25,829,915

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	80,982	10,747,121
KLA Corp.	13,597	4,287,814
Lam Research Corp.	12,611	7,824,495
Teradyne, Inc.	14,710	1,839,927

		24,699,357

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,552	754,161

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	21,629	1,854,470

Steel-Producers — 0.1%
Nucor Corp.	26,302	2,163,603

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	67,807	2,997,747

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	28,960	735,294

Telephone-Integrated — 1.3%
AT&T, Inc.	629,365	19,768,355
Lumen Technologies, Inc.	87,116	1,117,698
Verizon Communications, Inc.	365,184	21,103,983

		41,990,036

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,206	1,069,833

Theaters — 0.0%
Live Nation Entertainment, Inc.†	12,664	1,036,928

Tobacco — 0.6%
Altria Group, Inc.	164,026	7,832,241
Philip Morris International, Inc.	137,430	13,055,850

		20,888,091

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,783	1,136,441
Stanley Black & Decker, Inc.	14,198	2,935,720

		4,072,161

Toys — 0.0%
Hasbro, Inc.	11,273	1,121,100

Transport-Rail — 0.9%
CSX Corp.	67,290	6,779,467
Kansas City Southern	8,018	2,342,940
Norfolk Southern Corp.	22,230	6,207,505
Union Pacific Corp.	59,111	13,127,962

		28,457,874

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,809	1,146,418
Expeditors International of Washington, Inc.	14,947	1,642,077
FedEx Corp.	21,521	6,247,761
United Parcel Service, Inc., Class B	63,495	12,944,091

		21,980,347

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,369	1,257,962
Old Dominion Freight Line, Inc.	8,462	2,181,588

		3,439,550

Water — 0.1%
American Water Works Co., Inc.	16,012	2,497,712

Water Treatment Systems — 0.0%
Pentair PLC	14,655	945,394

Web Hosting/Design — 0.1%
VeriSign, Inc.†	8,783	1,921,457

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	26,540	62,461,890
Alphabet, Inc., Class C†	25,438	61,308,633

		123,770,523

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,916	2,808,683

Total Common Stocks (cost $1,546,724,868)		3,122,291,053

EXCHANGE-TRADED FUNDS — 2.1%
SPDR S&P 500 Trust ETF (cost $69,317,749)	170,400	71,107,920

Total Long-Term Investment Securities (cost $1,616,042,617)		3,193,398,973

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills
0.10% due 12/30/2021(2)	$2,820,000	2,819,386
0.17% due 05/20/2021(2)	3,700,000	3,699,983

Total Short-Term Investment Securities (cost $6,517,708)		6,519,369

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $9,509,000 and collateralized by $9,860,700 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $9,699,237 (cost $9,509,000)	9,509,000	9,509,000

TOTAL INVESTMENTS (cost $1,632,069,325)	96.2%	3,209,427,342
Other assets less liabilities	3.8	127,461,477

NET ASSETS	100.0%	$3,336,888,819

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
59	Long	S&P 500 E-Mini Index	June 2021	$11,658,942	$12,314,480	$655,538

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,122,291,053	$—	$—	$3,122,291,053
Exchange-Traded Funds	71,107,920	—	—	71,107,920
Short-Term Investment Securities	—	6,519,369	—	6,519,369
Repurchase Agreements	—	9,509,000	—	9,509,000

Total Investments at Value	$3,193,398,973	$16,028,369	$—	$3,209,427,342

Other Financial Instruments:†
Futures Contracts	$655,538	$—	$—	$655,538

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 89.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,377	$234,220
Omnicom Group, Inc.	4,060	333,975

		568,195

Aerospace/Defense — 2.2%
Boeing Co.†	10,359	2,427,217
General Dynamics Corp.	4,378	832,827
Lockheed Martin Corp.	2,513	956,347
Northrop Grumman Corp.	2,928	1,037,800
Raytheon Technologies Corp.	28,690	2,388,156
Teledyne Technologies, Inc.†	356	159,399
TransDigm Group, Inc.†	413	253,475

		8,055,221

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.†	7,369	235,513
L3Harris Technologies, Inc.	1,669	349,205

		584,718

Agricultural Biotech — 0.2%
Corteva, Inc.	14,049	685,029

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,041	196,514
Mosaic Co.	6,514	229,162

		425,676

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	10,544	665,643

Airlines — 0.6%
Alaska Air Group, Inc.†	2,346	162,203
American Airlines Group, Inc.†	12,078	262,334
Delta Air Lines, Inc.†	12,049	565,339
Southwest Airlines Co.†	11,153	700,185
United Airlines Holdings, Inc.†	6,013	327,107

		2,017,168

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	6,586	138,701
PVH Corp.†	1,342	151,888
Ralph Lauren Corp.†	911	121,427
Tapestry, Inc.†	5,246	251,021
Under Armour, Inc., Class A†	3,561	86,568
Under Armour, Inc., Class C†	3,679	73,249
VF Corp.	6,065	531,658

		1,354,512

Appliances — 0.1%
Whirlpool Corp.	1,185	280,193

Applications Software — 0.1%
Roper Technologies, Inc.	911	406,707

Athletic Footwear — 0.3%
NIKE, Inc., Class B	8,643	1,146,235

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	73,786	851,491
General Motors Co.†	23,942	1,369,961

		2,221,452

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,593	401,500
PACCAR, Inc.	6,551	588,804

		990,304

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	1,683	242,167
BorgWarner, Inc.	4,513	219,241

		461,408

Banks-Commercial — 0.9%
Citizens Financial Group, Inc.	8,027	371,490
First Republic Bank	1,562	286,221
M&T Bank Corp.	2,429	383,029
Regions Financial Corp.	18,139	395,430
Truist Financial Corp.	25,437	1,508,668
Zions Bancorp NA	3,101	173,036

		3,117,874

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	15,234	759,872
Northern Trust Corp.	3,933	447,575
State Street Corp.	6,642	557,596

		1,765,043

Banks-Super Regional — 2.2%
Comerica, Inc.	2,628	197,520
Fifth Third Bancorp	13,426	544,290
Huntington Bancshares, Inc.	19,207	294,251
KeyCorp	18,293	398,056
PNC Financial Services Group, Inc.	8,006	1,496,722
US Bancorp	25,810	1,531,824
Wells Fargo & Co.	78,058	3,516,513

		7,979,176

Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	47,599	2,569,394
PepsiCo, Inc.	15,108	2,177,969

		4,747,363

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,724	131,507

Brewery — 0.3%
Constellation Brands, Inc., Class A	3,210	771,427
Molson Coors Beverage Co., Class B†	3,554	195,292

		966,719

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,068	115,541
Discovery, Inc., Class C†	5,470	176,736
Fox Corp., Class A	6,313	236,232
Fox Corp., Class B	2,902	105,575

		634,084

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,126	118,207

Building Products-Air & Heating — 0.3%
Carrier Global Corp.	5,554	242,043
Johnson Controls International PLC	13,600	847,824

		1,089,867

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,176	415,269
Vulcan Materials Co.	1,452	258,805

		674,074

Building Products-Wood — 0.0%
Masco Corp.	2,719	173,690

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,500	245,725
Lennar Corp., Class A	5,183	536,959
NVR, Inc.†	65	326,176
PulteGroup, Inc.	2,460	145,435

		1,254,295

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	48,334	2,713,954
DISH Network Corp., Class A†	4,672	209,259

		2,923,213

Casino Hotels — 0.3%
Las Vegas Sands Corp.†	6,202	379,934
MGM Resorts International	7,755	315,784
Wynn Resorts, Ltd.†	1,987	255,131

		950,849

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,652	161,632

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,419	451,752

Chemicals-Diversified — 0.9%
Celanese Corp.	2,156	337,738
Dow, Inc.	7,176	448,500
DuPont de Nemours, Inc.	10,165	783,823
Eastman Chemical Co.	2,565	295,975
LyondellBasell Industries NV, Class A	4,858	503,969
PPG Industries, Inc.	4,474	766,128

		3,136,133

Chemicals-Specialty — 0.3%
Ecolab, Inc.	2,536	568,368
International Flavors & Fragrances, Inc.	4,696	667,631

		1,235,999

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,416	387,800

Commercial Services — 0.1%
Cintas Corp.	566	195,349
Nielsen Holdings PLC	6,756	173,292
Quanta Services, Inc.	1,097	106,014

		474,655

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	4,202	785,732
Equifax, Inc.	1,150	263,615
FleetCor Technologies, Inc.†	898	258,373
Global Payments, Inc.	5,575	1,196,562
IHS Markit, Ltd.	2,464	265,077
Moody’s Corp.	851	278,030

		3,047,389

Computer Services — 1.3%
Accenture PLC, Class A	5,269	1,527,852
Cognizant Technology Solutions Corp., Class A	4,909	394,684
DXC Technology Co.†	4,807	158,198
International Business Machines Corp.	16,872	2,393,799
Leidos Holdings, Inc.	2,518	255,023

		4,729,556

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,109	120,548
Citrix Systems, Inc.	813	100,690

		221,238

Computers — 0.3%
Hewlett Packard Enterprise Co.	24,568	393,579
HP, Inc.	23,650	806,702

		1,200,281

Computers-Memory Devices — 0.3%
NetApp, Inc.	4,203	313,922
Seagate Technology PLC	3,793	352,142
Western Digital Corp.	5,780	408,242

		1,074,306

Consulting Services — 0.0%
Gartner, Inc.†	787	154,158

Consumer Products-Misc. — 0.2%
Clorox Co.	784	143,080
Kimberly-Clark Corp.	3,957	527,547

		670,627

Containers-Metal/Glass — 0.1%
Ball Corp.	2,229	208,724

Containers-Paper/Plastic — 0.3%
Amcor PLC	29,493	346,543
Packaging Corp. of America	1,790	264,293
Sealed Air Corp.	995	49,153
WestRock Co.	4,976	277,412

		937,401

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	7,691	620,664
Estee Lauder Cos., Inc., Class A	1,909	599,044
Procter & Gamble Co.	24,178	3,225,829

		4,445,537

Cruise Lines — 0.3%
Carnival Corp.†	15,064	421,190
Norwegian Cruise Line Holdings, Ltd.†	6,858	212,941
Royal Caribbean Cruises, Ltd.†	4,134	359,451

		993,582

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	1,093	173,383
Fidelity National Information Services, Inc.	11,728	1,793,211
Fiserv, Inc.†	3,479	417,897
Jack Henry & Associates, Inc.	747	121,634
Paychex, Inc.	2,848	277,652

		2,783,777

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,136	279,221

Diagnostic Equipment — 0.3%
Danaher Corp.	3,830	972,590

Disposable Medical Products — 0.1%
Teleflex, Inc.	467	197,298

Distribution/Wholesale — 0.1%
Fastenal Co.	2,711	141,731
LKQ Corp.†	5,269	246,115
WW Grainger, Inc.	324	140,467

		528,313

Diversified Banking Institutions — 6.2%
Bank of America Corp.	143,447	5,813,907
Citigroup, Inc.	39,412	2,807,711
Goldman Sachs Group, Inc.	6,497	2,263,879
JPMorgan Chase & Co.	57,617	8,862,071
Morgan Stanley	28,335	2,339,054

		22,086,622

Diversified Manufacturing Operations — 2.0%
3M Co.	10,934	2,155,529
A.O. Smith Corp.	2,557	173,237
Eaton Corp. PLC	7,517	1,074,405
General Electric Co.	165,552	2,172,042
Illinois Tool Works, Inc.	3,047	702,211
Parker-Hannifin Corp.	1,170	367,158
Textron, Inc.	4,285	275,268
Trane Technologies PLC	2,431	422,581

		7,342,431

Drug Delivery Systems — 0.4%
Becton Dickinson & Co.	5,486	1,364,972

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	480	1,183,718
Expedia Group, Inc.†	1,672	294,657

		1,478,375

E-Services/Consulting — 0.1%
CDW Corp.	1,491	265,890

Electric Products-Misc. — 0.3%
AMETEK, Inc.	2,220	299,545
Emerson Electric Co.	6,798	615,151

		914,696

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	6,465	500,456
Sempra Energy	5,713	785,937

		1,286,393

Electric-Integrated — 3.9%
AES Corp.	7,821	217,580
Alliant Energy Corp.	4,718	265,010
Ameren Corp.	4,784	405,875
American Electric Power Co., Inc.	9,377	831,834
CenterPoint Energy, Inc.	10,415	255,063
CMS Energy Corp.	5,456	351,312
Dominion Energy, Inc.	15,212	1,215,439
DTE Energy Co.	3,659	512,333
Duke Energy Corp.	14,514	1,461,415
Edison International	7,161	425,721
Entergy Corp.	3,785	413,663
Evergy, Inc.	4,285	274,111
Eversource Energy	6,476	558,361
Exelon Corp.	18,435	828,469
FirstEnergy Corp.	10,257	388,945
NextEra Energy, Inc.	21,093	1,634,918
Pinnacle West Capital Corp.	2,128	180,135
PPL Corp.	14,520	422,968
Public Service Enterprise Group, Inc.	9,537	602,357
Southern Co.	19,950	1,320,091
WEC Energy Group, Inc.	5,956	578,745
Xcel Energy, Inc.	10,152	723,838

		13,868,183

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,241	170,315

Electronic Components-Semiconductors — 2.6%
Broadcom, Inc.	2,467	1,125,445
Intel Corp.	76,716	4,413,471
IPG Photonics Corp.†	372	80,765
Microchip Technology, Inc.	1,424	214,013
Micron Technology, Inc.†	21,122	1,817,971
Skyworks Solutions, Inc.	1,495	271,088
Texas Instruments, Inc.	8,166	1,474,045

		9,396,798

Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,299	289,494
TE Connectivity, Ltd.	3,874	520,937

		810,431

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	1,611	215,294
FLIR Systems, Inc.	2,478	148,606
Fortive Corp.	6,383	452,044
Keysight Technologies, Inc.†	1,511	218,113

		1,034,057

Electronic Security Devices — 0.0%
Allegion PLC	994	133,574

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	933	124,658

Enterprise Software/Service — 0.3%
Oracle Corp.	15,759	1,194,375

Entertainment Software — 0.3%
Activision Blizzard, Inc.	5,998	546,957
Electronic Arts, Inc.	2,498	354,916

		901,873

Finance-Consumer Loans — 0.1%
Synchrony Financial	10,255	448,554

Finance-Credit Card — 2.5%
American Express Co.	12,321	1,889,425
Capital One Financial Corp.	8,671	1,292,673
Discover Financial Services	5,791	660,174
Mastercard, Inc., Class A	5,298	2,024,154
Visa, Inc., Class A	12,810	2,991,903
Western Union Co.	7,759	199,872

		9,058,201

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	28,257	1,989,293

Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	992	103,535
CME Group, Inc.	6,779	1,369,290
Intercontinental Exchange, Inc.	4,879	574,307
Nasdaq, Inc.	762	123,094

		2,170,226

Food-Confectionery — 0.6%
Hershey Co.	1,633	268,302
J.M. Smucker Co.	2,069	271,018
Mondelez International, Inc., Class A	26,663	1,621,377

		2,160,697

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,303	244,999
Tyson Foods, Inc., Class A	5,565	431,009

		676,008

Food-Misc./Diversified — 0.7%
Campbell Soup Co.	3,832	182,978
Conagra Brands, Inc.	9,225	342,155
General Mills, Inc.	11,545	702,629
Kellogg Co.	4,806	299,990
Kraft Heinz Co.	12,241	505,431
Lamb Weston Holdings, Inc.	1,741	140,150
McCormick & Co., Inc.	2,632	237,828

		2,411,161

Food-Retail — 0.1%
Kroger Co.	14,375	525,262

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	9,637	816,543

Gas-Distribution — 0.1%
Atmos Energy Corp.	2,420	250,688
NiSource, Inc.	7,399	192,522

		443,210

Gold Mining — 0.1%
Newmont Corp.	6,800	424,388

Home Decoration Products — 0.1%
Newell Brands, Inc.	7,135	192,360

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,511	124,721

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.†	3,302	424,967
Marriott International, Inc., Class A†	5,023	746,016

		1,170,983

Human Resources — 0.1%
Robert Half International, Inc.	2,136	187,135

Independent Power Producers — 0.0%
NRG Energy, Inc.	1,894	67,843

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	965	255,011

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,256	650,811
Linde PLC	4,146	1,185,093

		1,835,904

Instruments-Controls — 0.8%
Honeywell International, Inc.	13,132	2,928,961

Instruments-Scientific — 0.0%
Waters Corp.†	528	158,331

Insurance Brokers — 0.6%
Aon PLC, Class A	2,048	514,949
Arthur J. Gallagher & Co.	2,085	302,221
Marsh & McLennan Cos., Inc.	4,894	664,116
Willis Towers Watson PLC	2,435	630,324

		2,111,610

Insurance-Life/Health — 0.6%
Aflac, Inc.	12,091	649,649
Globe Life, Inc.	1,794	183,867
Lincoln National Corp.	3,407	218,491
Principal Financial Group, Inc.	4,787	305,746
Prudential Financial, Inc.	7,496	752,299
Unum Group	3,847	108,716

		2,218,768

Insurance-Multi-line — 1.4%
Allstate Corp.	5,719	725,169
American International Group, Inc.(1)	16,329	791,140
Chubb, Ltd.	8,501	1,458,687
Cincinnati Financial Corp.	2,831	318,997
Hartford Financial Services Group, Inc.	6,750	445,230
Loews Corp.	4,286	238,945
MetLife, Inc.	14,194	903,164

		4,881,332

Insurance-Property/Casualty — 3.2%
Assurant, Inc.	1,093	170,071
Berkshire Hathaway, Inc., Class B†	36,001	9,898,475
Progressive Corp.	3,982	401,146
Travelers Cos., Inc.	4,762	736,491
WR Berkley Corp.	2,646	210,939

		11,417,122

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	755	209,097

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	652	121,768

Internet Security — 0.1%
NortonLifeLock, Inc.	10,987	237,429

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,204	569,514
BlackRock, Inc.	804	658,717
Franklin Resources, Inc.	5,153	154,590
Invesco, Ltd.	7,108	191,916
Raymond James Financial, Inc.	2,314	302,625
T. Rowe Price Group, Inc.	1,722	308,582

		2,185,944

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,457	1,244,796

Machinery-Farming — 0.2%
Deere & Co.	1,480	548,858

Machinery-General Industrial — 0.2%
IDEX Corp.	788	176,669
Otis Worldwide Corp.	3,695	287,730
Westinghouse Air Brake Technologies Corp.	3,353	275,181

		739,580

Machinery-Pumps — 0.3%
Dover Corp.	2,712	404,603
Ingersoll Rand, Inc.†	7,037	347,698
Xylem, Inc.	1,839	203,486

		955,787

Medical Information Systems — 0.1%
Cerner Corp.	3,296	247,365

Medical Instruments — 1.5%
Boston Scientific Corp.†	26,758	1,166,649
Edwards Lifesciences Corp.†	5,071	484,382
Intuitive Surgical, Inc.†	667	576,955
Medtronic PLC	25,454	3,332,437

		5,560,423

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	1,300	305,097
Laboratory Corp. of America Holdings†	1,843	489,998
Quest Diagnostics, Inc.	2,520	332,338

		1,127,433

Medical Products — 1.2%
Abbott Laboratories	13,714	1,646,777
Baxter International, Inc.	9,537	817,225
Cooper Cos., Inc.	548	225,168
Hologic, Inc.†	1,362	89,279
STERIS PLC	693	146,237
Stryker Corp.	3,152	827,810
Zimmer Biomet Holdings, Inc.	3,925	695,353

		4,447,849

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	1,121	189,090
Amgen, Inc.	5,453	1,306,757
Biogen, Inc.†	1,352	361,430
Gilead Sciences, Inc.	23,726	1,505,889
Illumina, Inc.†	1,377	540,941
Incyte Corp.†	1,305	111,421

		4,015,528

Medical-Drugs — 4.0%
AbbVie, Inc.	8,669	966,593
Bristol-Myers Squibb Co.	20,306	1,267,501
Eli Lilly & Co.	5,858	1,070,667
Johnson & Johnson	29,780	4,846,099
Merck & Co., Inc.	24,844	1,850,878
Pfizer, Inc.	105,314	4,070,386
Zoetis, Inc.	2,422	419,079

		14,491,203

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	2,513	104,616
Viatris, Inc.†	22,792	303,134

		407,750

Medical-HMO — 1.8%
Anthem, Inc.	4,624	1,754,299
Centene Corp.†	10,981	677,967
Humana, Inc.	1,168	520,040
UnitedHealth Group, Inc.	8,568	3,416,919

		6,369,225

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	5,006	1,006,506
Universal Health Services, Inc., Class B	1,470	218,163

		1,224,669

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	2,783	336,187
Cardinal Health, Inc.	5,545	334,585
Henry Schein, Inc.†	2,690	195,025
McKesson Corp.	3,002	563,055

		1,428,852

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	10,465	394,635

Multimedia — 1.9%
ViacomCBS, Inc., Class B	11,094	455,076
Walt Disney Co.†	34,275	6,375,835

		6,830,911

Networking Products — 1.1%
Cisco Systems, Inc.	79,714	4,058,240

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	3,974	422,436
Waste Management, Inc.	4,484	618,658

		1,041,094

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	273	133,153

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	909	194,681

Oil Companies-Exploration & Production — 1.2%
APA Corp.†	7,135	142,700
Cabot Oil & Gas Corp.	7,542	125,725
ConocoPhillips	25,579	1,308,110
Devon Energy Corp.	11,184	261,482
Diamondback Energy, Inc.	3,414	279,026
EOG Resources, Inc.	11,019	811,439
Hess Corp.	2,425	180,687
Marathon Oil Corp.	14,905	167,830
Occidental Petroleum Corp.	15,830	401,449
Pioneer Natural Resources Co.	3,885	597,630

		4,276,078

Oil Companies-Integrated — 2.3%
Chevron Corp.	36,373	3,748,965
Exxon Mobil Corp.	79,935	4,575,480

		8,324,445

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	7,330	109,584

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	2,821	98,735
Marathon Petroleum Corp.	12,297	684,328
Phillips 66	8,247	667,265
Valero Energy Corp.	7,714	570,527

		2,020,855

Oil-Field Services — 0.4%
Baker Hughes Co.	13,764	276,381
Halliburton Co.	16,779	328,197
Schlumberger NV	26,401	714,147

		1,318,725

Paper & Related Products — 0.1%
International Paper Co.	7,422	430,476

Pharmacy Services — 1.0%
Cigna Corp.	6,643	1,654,173
CVS Health Corp.	24,760	1,891,664

		3,545,837

Pipelines — 0.5%
Kinder Morgan, Inc.	36,760	626,758
ONEOK, Inc.	8,402	439,761
Williams Cos., Inc.	22,918	558,282

		1,624,801

Publishing-Newspapers — 0.1%
News Corp., Class A	7,384	193,424
News Corp., Class B	2,299	55,889

		249,313

Racetracks — 0.0%
Penn National Gaming, Inc.†	1,123	100,082

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc.	2,400	434,640
American Tower Corp.	4,111	1,047,359
AvalonBay Communities, Inc.	2,635	505,920
Boston Properties, Inc.	2,677	292,730
Crown Castle International Corp.	3,258	615,957
Digital Realty Trust, Inc.	5,308	819,078
Duke Realty Corp.	4,164	193,709
Equinix, Inc.	708	510,298
Equity Residential	6,474	480,565
Essex Property Trust, Inc.	1,227	356,468
Extra Space Storage, Inc.	1,296	192,702
Federal Realty Investment Trust	1,319	148,836
Healthpeak Properties, Inc.	10,171	349,272
Host Hotels & Resorts, Inc.†	13,318	241,855
Iron Mountain, Inc.	5,446	218,494
Kimco Realty Corp.	8,165	171,465
Mid-America Apartment Communities, Inc.	2,160	339,833
Prologis, Inc.	13,963	1,627,108
Public Storage	1,637	460,259
Realty Income Corp.	7,050	487,508
Regency Centers Corp.	2,982	189,834
SBA Communications Corp.	722	216,398
Simon Property Group, Inc.	6,203	755,153
UDR, Inc.	5,604	260,306
Ventas, Inc.	7,074	392,324
Vornado Realty Trust	2,963	135,557
Welltower, Inc.	7,881	591,311
Weyerhaeuser Co.	14,119	547,394

		12,582,333

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	6,337	539,912

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	3,884	128,560
L Brands, Inc.†	1,941	127,912
Ross Stores, Inc.	6,722	880,179

		1,136,651

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,237	247,598
AutoZone, Inc.†	184	269,398
Genuine Parts Co.	2,727	340,793
O’Reilly Automotive, Inc.†	424	234,421

		1,092,210

Retail-Automobile — 0.1%
CarMax, Inc.†	3,069	408,914

Retail-Building Products — 0.7%
Home Depot, Inc.	5,692	1,842,329
Lowe’s Cos., Inc.	4,003	785,589

		2,627,918

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,176	253,004

Retail-Discount — 1.8%
Costco Wholesale Corp.	3,928	1,461,569
Dollar Tree, Inc.†	4,441	510,271
Target Corp.	3,215	666,341
Walmart, Inc.	26,176	3,662,284

		6,300,465

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	13,541	719,027

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	22,670	1,609,570

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	521	171,591

Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	2,461	361,078
McDonald’s Corp.	8,447	1,994,168
Starbucks Corp.	9,336	1,068,878
Yum! Brands, Inc.	3,229	385,930

		3,810,054

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,035	145,675

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	3,970	608,045
Maxim Integrated Products, Inc.	2,024	190,256
NXP Semiconductors NV	4,958	954,465

		1,752,766

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	760	161,363

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,527	130,925

Steel-Producers — 0.1%
Nucor Corp.	5,628	462,959

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,689	339,931

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,196	157,316

Telephone-Integrated — 2.5%
AT&T, Inc.	134,659	4,229,639
Lumen Technologies, Inc.	18,639	239,138
Verizon Communications, Inc.	78,135	4,515,422

		8,984,199

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,114	228,927

Theaters — 0.1%
Live Nation Entertainment, Inc.†	2,710	221,895

Tobacco — 1.2%
Altria Group, Inc.	35,095	1,675,786
Philip Morris International, Inc.	29,405	2,793,475

		4,469,261

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,023	243,065
Stanley Black & Decker, Inc.	3,038	628,167

		871,232

Toys — 0.1%
Hasbro, Inc.	2,412	239,873

Transport-Rail — 0.9%
CSX Corp.	6,911	696,283
Kansas City Southern	841	245,749
Norfolk Southern Corp.	2,616	730,492
Union Pacific Corp.	6,577	1,460,686

		3,133,210

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,527	245,321
Expeditors International of Washington, Inc.	1,119	122,933
FedEx Corp.	1,658	481,334
United Parcel Service, Inc., Class B	4,076	830,934

		1,680,522

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	646	110,279

Water — 0.1%
American Water Works Co., Inc.	1,713	267,211

Water Treatment Systems — 0.1%
Pentair PLC	3,136	202,303

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,090	238,459

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,755	330,467

Total Common Stocks (cost $264,721,918)		321,324,546

EXCHANGE-TRADED FUNDS — 2.0%
iShares S&P 500 Value ETF (cost $6,763,733)	49,260	7,211,172

Total Long-Term Investment Securities (cost $271,485,651)		328,535,718

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.10% due 12/30/2021(2) (cost $149,896)	$150,000	149,896

TOTAL INVESTMENTS (cost $271,635,547)	91.5%	328,685,614
Other assets less liabilities	8.5	30,478,582

NET ASSETS	100.0%	$359,164,196

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (See Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	June 2021	$592,828	$626,160	$33,332

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$321,324,546	$—	$—	$321,324,546
Exchange-Traded Funds	7,211,172	—	—	7,211,172
Short-Term Investment Securities	—	149,896	—	149,896

Total Investments at Value	$328,535,718	$149,896	$—	$328,685,614

Other Financial Instruments:+
Futures Contracts	$33,332	$—	$—	$33,332

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.8%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	52,100	$1,654,175
Omnicom Group, Inc.	49,200	4,047,192

		5,701,367

Aerospace/Defense — 0.8%
General Dynamics Corp.	65,800	12,517,134

Agricultural Chemicals — 0.2%
Mosaic Co.	87,000	3,060,660

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	127,500	8,049,075
Bunge, Ltd.	32,100	2,709,882

		10,758,957

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	36,700	772,902

Appliances — 0.2%
Whirlpool Corp.	14,300	3,381,235

Applications Software — 0.1%
CDK Global, Inc.	18,500	991,415

Auto-Cars/Light Trucks — 1.5%
Ford Motor Co.†	895,400	10,332,916
General Motors Co.†	255,200	14,602,544

		24,935,460

Auto-Heavy Duty Trucks — 0.9%
Cummins, Inc.	33,900	8,544,156
PACCAR, Inc.	61,700	5,545,596

		14,089,752

Auto/Truck Parts & Equipment-Original — 0.2%
Gentex Corp.	43,300	1,523,294
Lear Corp.	10,700	1,967,088

		3,490,382

Banks-Commercial — 2.4%
Citizens Financial Group, Inc.	76,300	3,531,164
Commerce Bancshares, Inc.	20,855	1,622,728
Cullen/Frost Bankers, Inc.	9,200	1,104,552
East West Bancorp, Inc.	25,300	1,926,595
M&T Bank Corp.	22,100	3,484,949
Regions Financial Corp.	171,400	3,736,520
SVB Financial Group†	9,300	5,318,019
Truist Financial Corp.	239,900	14,228,469
Western Alliance Bancorp	17,300	1,817,711
Zions Bancorp NA	29,300	1,634,940

		38,405,647

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	158,100	7,886,028
Northern Trust Corp.	37,200	4,233,360
State Street Corp.	62,900	5,280,455

		17,399,843

Banks-Super Regional — 4.6%
Comerica, Inc.	25,000	1,879,000
Fifth Third Bancorp	127,000	5,148,580
Huntington Bancshares, Inc.	155,100	2,376,132
KeyCorp	174,100	3,788,416
PNC Financial Services Group, Inc.	75,800	14,170,810
US Bancorp	268,056	15,909,124
Wells Fargo & Co.	710,800	32,021,540

		75,293,602

Brewery — 0.1%
Molson Coors Beverage Co., Class B†	35,800	1,967,210

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	29,000	1,092,140
Fox Corp., Class A	77,400	2,896,308

		3,988,448

Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	31,900	3,348,862
Owens Corning	24,800	2,400,888

		5,749,750

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	164,900	10,279,866

Building Products-Wood — 0.2%
Masco Corp.	59,900	3,826,412

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	9,900	1,401,741

Building-Residential/Commercial — 1.4%
D.R. Horton, Inc.	83,600	8,217,044
Lennar Corp., Class A	63,000	6,526,800
NVR, Inc.†	600	3,010,860
PulteGroup, Inc.	61,300	3,624,056
Toll Brothers, Inc.	19,200	1,203,840

		22,582,600

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	818,000	45,930,700

Chemicals-Diversified — 1.2%
Celanese Corp.	26,800	4,198,220
Eastman Chemical Co.	31,100	3,588,629
FMC Corp.	29,700	3,511,728
Huntsman Corp.	29,800	854,366
LyondellBasell Industries NV, Class A	76,600	7,946,484

		20,099,427

Coatings/Paint — 0.2%
RPM International, Inc.	29,800	2,826,232

Commercial Services — 0.2%
Quanta Services, Inc.	24,800	2,396,672

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A	122,600	9,857,040
Genpact, Ltd.	43,300	2,058,049

		11,915,089

Computers — 0.9%
Hewlett Packard Enterprise Co.	296,200	4,745,124
HP, Inc.	295,500	10,079,505

		14,824,629

Computers-Memory Devices — 0.2%
NetApp, Inc.	51,200	3,824,128

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.	30,900	3,392,820

Containers-Paper/Plastic — 0.7%
Amcor PLC	359,000	4,218,250
Berry Global Group, Inc.†	20,300	1,291,486

Packaging Corp. of America	21,800	3,218,770
Sealed Air Corp.	35,500	1,753,700
Sonoco Products Co.	15,300	1,001,538

		11,483,744

Dialysis Centers — 0.2%
DaVita, Inc.†	25,600	2,983,168

Distribution/Wholesale — 0.4%
LKQ Corp.†	69,700	3,255,687
WW Grainger, Inc.	8,500	3,685,090

		6,940,777

Diversified Banking Institutions — 9.9%
Bank of America Corp.	1,551,800	62,894,454
Goldman Sachs Group, Inc.	60,700	21,150,915
JPMorgan Chase & Co.	505,100	77,689,431

		161,734,800

Diversified Manufacturing Operations — 2.3%
3M Co.	132,275	26,076,693
ITT, Inc.	19,800	1,867,338
Parker-Hannifin Corp.	20,500	6,433,105
Textron, Inc.	52,400	3,366,176

		37,743,312

E-Commerce/Products — 0.5%
eBay, Inc.	158,000	8,814,820

E-Services/Consulting — 0.4%
CDW Corp.	32,700	5,831,391

Electric Products-Misc. — 0.5%
Emerson Electric Co.	91,100	8,243,639

Electric-Integrated — 2.3%
AES Corp.	152,300	4,236,986
Exelon Corp.	223,600	10,048,584
FirstEnergy Corp.	97,000	3,678,240
Public Service Enterprise Group, Inc.	120,000	7,579,200
Southern Co.	189,100	12,512,747

		38,055,757

Electronic Components-Misc. — 0.3%
Hubbell, Inc.	12,500	2,400,125
Jabil, Inc.	34,200	1,792,764
Sensata Technologies Holding PLC†	24,700	1,426,178

		5,619,067

Electronic Components-Semiconductors — 2.9%
Broadcom, Inc.	63,200	28,831,840
Micron Technology, Inc.†	172,900	14,881,503
Qorvo, Inc.†	18,100	3,405,877

		47,119,220

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	17,300	1,973,411

Electronic Security Devices — 0.1%
Allegion PLC	9,800	1,316,924

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	19,000	1,454,070

Enterprise Software/Service — 3.1%
Oracle Corp.	676,600	51,279,514

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	66,700	3,431,715

Finance-Consumer Loans — 0.3%
OneMain Holdings, Inc.	12,700	722,249
Synchrony Financial	104,100	4,553,334

		5,275,583

Finance-Credit Card — 1.2%
Capital One Financial Corp.	81,500	12,150,020
Discover Financial Services	41,600	4,742,400
Western Union Co.	94,100	2,424,016

		19,316,436

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	48,400	1,573,484

Finance-Other Services — 0.4%
Nasdaq, Inc.	29,400	4,749,276
SEI Investments Co.	25,800	1,585,152

		6,334,428

Food-Confectionery — 0.2%
J.M. Smucker Co.	19,600	2,567,404

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	52,600	4,073,870

Food-Misc./Diversified — 0.6%
Kraft Heinz Co.	218,000	9,001,220

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	21,000	1,018,290

Funeral Services & Related Items — 0.1%
Service Corp. International	40,000	2,137,600

Garden Products — 0.1%
Scotts Miracle-Gro Co.	9,900	2,288,484

Gas-Distribution — 0.1%
UGI Corp.	47,800	2,089,338

Home Decoration Products — 0.2%
Newell Brands, Inc.	97,200	2,620,512

Home Furnishings — 0.0%
Tempur Sealy International, Inc.	19,000	724,660

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A†	9,000	740,970

Independent Power Producers — 0.1%
NRG Energy, Inc.	56,000	2,005,920

Insurance-Life/Health — 1.4%
Aflac, Inc.	125,300	6,732,369
Equitable Holdings, Inc.	79,300	2,714,439
Lincoln National Corp.	34,400	2,206,072
Principal Financial Group, Inc.	49,000	3,129,630
Prudential Financial, Inc.	70,500	7,075,380
Voya Financial, Inc.	23,700	1,607,334

		23,465,224

Insurance-Multi-line — 2.6%
Allstate Corp.	54,200	6,872,560
American Financial Group, Inc.	15,400	1,892,044
Chubb, Ltd.	80,400	13,795,836
Cincinnati Financial Corp.	28,700	3,233,916

Hartford Financial Services Group, Inc.	63,900	4,214,844
Loews Corp.	47,700	2,659,275
MetLife, Inc.	160,500	10,212,615

		42,881,090

Insurance-Property/Casualty — 2.2%
Alleghany Corp.†	2,500	1,697,425
Arch Capital Group, Ltd.†	72,000	2,859,120
Assurant, Inc.	10,500	1,633,800
First American Financial Corp.	16,400	1,057,800
Markel Corp.†	2,320	2,729,294
Old Republic International Corp.	33,500	824,770
Progressive Corp.	104,500	10,527,330
Travelers Cos., Inc.	82,500	12,759,450
WR Berkley Corp.	31,850	2,539,082

		36,628,071

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	8,000	2,215,600

Investment Management/Advisor Services — 2.0%
BlackRock, Inc.	24,500	20,072,850
LPL Financial Holdings, Inc.	14,100	2,209,470
Raymond James Financial, Inc.	24,400	3,191,032
T. Rowe Price Group, Inc.	40,700	7,293,440

		32,766,792

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	10,300	1,281,629

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	10,100	675,892

Machinery-Farming — 0.2%
AGCO Corp.	17,200	2,509,824

Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp.	43,500	3,570,045

Machinery-Pumps — 0.3%
Dover Corp.	33,000	4,923,270

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	22,400	5,955,488
Quest Diagnostics, Inc.	30,900	4,075,092

		10,030,580

Medical Products — 0.2%
Hologic, Inc.†	59,100	3,874,005

Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc., Class A†	5,600	3,528,728

Medical-Drugs — 3.4%
Jazz Pharmaceuticals PLC†	12,900	2,120,760
Johnson & Johnson	323,419	52,629,974

		54,750,734

Medical-HMO — 5.7%
Anthem, Inc.	57,000	21,625,230
Molina Healthcare, Inc.†	13,700	3,494,870
UnitedHealth Group, Inc.	168,700	67,277,560

		92,397,660

Medical-Hospitals — 1.1%
HCA Healthcare, Inc.	77,600	15,602,256
Universal Health Services, Inc., Class B	17,800	2,641,698

		18,243,954

Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	47,000	5,677,600
Henry Schein, Inc.†	23,400	1,696,500
McKesson Corp.	36,900	6,920,964

		14,295,064

Networking Products — 2.0%
Cisco Systems, Inc.	648,700	33,025,317

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	12,400	2,655,708

Oil Companies-Exploration & Production — 0.8%
Continental Resources, Inc.†	83,700	2,279,988
EOG Resources, Inc.	133,800	9,853,032
Marathon Oil Corp.	129,370	1,456,706

		13,589,726

Oil Companies-Integrated — 2.6%
Exxon Mobil Corp.	755,300	43,233,372

Oil Refining & Marketing — 0.7%
Phillips 66	78,000	6,310,980
Valero Energy Corp.	72,900	5,391,684

		11,702,664

Paper & Related Products — 0.3%
International Paper Co.	90,100	5,225,800

Pharmacy Services — 2.0%
Cigna Corp.	62,000	15,438,620
CVS Health Corp.	223,945	17,109,398

		32,548,018

Pipelines — 1.1%
Cheniere Energy, Inc.†	57,900	4,488,408
Kinder Morgan, Inc.	404,000	6,888,200
Williams Cos., Inc.	278,100	6,774,516

		18,151,124

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	76,900	6,551,880
Jones Lang LaSalle, Inc.†	11,800	2,217,338

		8,769,218

Recreational Vehicles — 0.2%
Brunswick Corp.	17,900	1,917,627
Polaris, Inc.	10,900	1,526,327

		3,443,954

Rental Auto/Equipment — 0.4%
AMERCO	4,700	2,804,161
United Rentals, Inc.†	12,900	4,127,355

		6,931,516

Retail-Auto Parts — 1.4%
Advance Auto Parts, Inc.	15,500	3,102,480
AutoZone, Inc.†	4,200	6,149,304
Genuine Parts Co.	33,000	4,124,010
O’Reilly Automotive, Inc.†	16,500	9,122,520

		22,498,314

Retail-Automobile — 0.3%
AutoNation, Inc.†	20,200	2,070,096
CarMax, Inc.†	17,400	2,318,376

		4,388,472

Retail-Building Products — 3.3%
Home Depot, Inc.	65,800	21,297,486
Lowe’s Cos., Inc.	167,900	32,950,375

		54,247,861

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	59,400	6,906,438

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	8,400	1,866,396

Retail-Discount — 1.8%
Dollar Tree, Inc.†	53,900	6,193,110
Target Corp.	114,800	23,793,448

		29,986,558

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	154,200	8,188,020

Retail-Gardening Products — 0.2%
Tractor Supply Co.	17,800	3,357,080

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,600	2,322,200

Steel-Producers — 0.7%
Nucor Corp.	69,200	5,692,392
Reliance Steel & Aluminum Co.	14,500	2,324,495
Steel Dynamics, Inc.	48,300	2,618,826

		10,635,713

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	112,600	4,978,046

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	52,000	1,320,280

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	16,200	3,329,100

Tobacco — 2.1%
Altria Group, Inc.	170,600	8,146,150
Philip Morris International, Inc.	278,100	26,419,500

		34,565,650

Tools-Hand Held — 0.2%
Snap-on, Inc.	12,500	2,970,000

Transport-Services — 1.5%
Expeditors International of Washington, Inc.	10,300	1,131,558
United Parcel Service, Inc., Class B	110,900	22,608,074

		23,739,632

Water Treatment Systems — 0.2%
Pentair PLC	38,100	2,457,831

Total Common Stocks (cost $1,135,216,440)		1,566,669,778

EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Value ETF (cost $9,214,986)	60,400	9,516,020

Total Long-Term Investment Securities (cost $1,144,431,426)		1,576,185,798

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $2,587,675)	2,587,675	2,587,675

TOTAL INVESTMENTS (cost $1,147,019,101)	96.5%	1,578,773,473
Other assets less liabilities	3.5	56,672,996

NET ASSETS	100.0%	$1,635,446,469

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2021.
ETF	Exchanged-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,566,669,778	$—	$—	$1,566,669,778
Exchange-Traded Funds	9,516,020	—	—	9,516,020
Short-Term Investment Securities	2,587,675	—	—	2,587,675

Total Investments at Value	$1,578,773,473	$—	$—	$1,578,773,473

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 62.4%
Advanced Materials — 0.0%
Haynes International, Inc.	150	$4,386

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	251	7,969
Omnicom Group, Inc.	904	74,363
WPP PLC	2,000	26,938

		109,270

Aerospace/Defense — 0.8%
AeroVironment, Inc.†	100	11,037
General Dynamics Corp.	318	60,493
Lockheed Martin Corp.	170	64,695
MTU Aero Engines AG	150	37,852
Northrop Grumman Corp.	332	117,674
Raytheon Technologies Corp.	3,918	326,135
Teledyne Technologies, Inc.†	59	26,417

		644,303

Aerospace/Defense-Equipment — 0.1%
Airbus SE†	510	61,251
Astronics Corp.†	350	6,093

		67,344

Agricultural Chemicals — 0.2%
Mosaic Co.	420	14,775
Nutrien, Ltd.	2,470	136,346

		151,121

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	616	38,888
Bunge, Ltd.	154	13,001

		51,889

Airlines — 0.1%
Japan Airlines Co., Ltd.†	2,977	63,131

Apparel Manufacturers — 0.1%
Fossil Group, Inc.†	600	7,740
Hanesbrands, Inc.	182	3,833
Hermes International	32	40,155
Lakeland Industries, Inc.†	400	11,284

		63,012

Appliances — 0.0%
Whirlpool Corp.	70	16,552

Applications Software — 1.8%
CDK Global, Inc.	90	4,823
Microsoft Corp.	5,612	1,415,234

		1,420,057

Athletic Equipment — 0.0%
Nautilus, Inc.†	300	5,028
Vista Outdoor, Inc.†	430	14,022

		19,050

Athletic Footwear — 0.0%
Puma SE†	291	30,688

Audio/Video Products — 0.2%
Lite-On Technology Corp.	37,000	84,988
Sony Group Corp.	590	59,050

		144,038

Auto-Cars/Light Trucks — 0.9%
Bayerische Motoren Werke AG	1,430	143,335
Daimler AG	622	55,359
Ford Motor Co.†	4,325	49,911
General Motors Co.†	2,479	141,848
Honda Motor Co., Ltd.	2,186	64,681
Toyota Motor Corp.	400	29,995
Volkswagen AG (Preference Shares)	850	221,966

		707,095

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	164	41,335
Hyliion Holdings Corp.†	350	3,650
PACCAR, Inc.	298	26,784
Volvo AB, Class B	1,500	36,822

		108,591

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	15,849

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	771	110,939
Autoliv, Inc. SDR†	207	20,884
Dana, Inc.	300	7,590
Dorman Products, Inc.†	65	6,447
Gentex Corp.	210	7,388
Gentherm, Inc.†	100	7,120
Lear Corp.	52	9,559
Magna International, Inc.	400	37,776
Meritor, Inc.†	200	5,406
NGK Spark Plug Co., Ltd.	1,100	18,370
Titan International, Inc.†	2,400	25,896

		257,375

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	100	4,283

Banks-Commercial — 1.8%
ABN AMRO Bank NV CVA*†	2,071	26,770
Amalgamated Financial Corp.	300	4,845
Associated Banc-Corp	400	8,756
Banco Bilbao Vizcaya Argentaria SA	39,194	219,615
Bancorp, Inc.†	300	6,662
Bank Leumi Le-Israel BM†	12,925	90,849
Bank of N.T. Butterfield & Son, Ltd.	150	5,883
Banner Corp.	100	5,684
BAWAG Group AG*	1,720	92,902
BOC Hong Kong Holdings, Ltd.	4,000	14,096
Cadence BanCorp	700	15,575
CaixaBank SA	5,525	17,721
Carter Bankshares, Inc.†	900	11,655
Central Pacific Financial Corp.	200	5,390
Citizens Financial Group, Inc.	368	17,031
Commerce Bancshares, Inc.	101	7,859
Commonwealth Bank of Australia	46	3,159
Cullen/Frost Bankers, Inc.	46	5,523
Danske Bank A/S	1,800	34,225
East West Bancorp, Inc.	123	9,367
Equity Bancshares, Inc., Class A†	300	8,778
Financial Institutions, Inc.	471	15,039
First BanCorp/Puerto Rico	1,500	18,855
First Financial Corp.	176	7,786
Flagstar Bancorp, Inc.	250	11,635
Great Western Bancorp, Inc.	200	6,610
Hancock Whitney Corp.	150	6,936
Hang Seng Bank, Ltd.	1,200	23,545
Hanmi Financial Corp.	1,100	22,330

Heartland Financial USA, Inc.	100	5,027
HomeStreet, Inc.	400	16,336
Hope Bancorp, Inc.	800	12,008
Independent Bank Corp.	100	2,356
ING Groep NV	3,452	44,133
KBC Group NV†	1,620	125,897
M&T Bank Corp.	107	16,873
Mercantile Bank Corp.	100	3,228
Meta Financial Group, Inc.	400	19,704
Midland States Bancorp, Inc.	350	9,863
National Bank of Canada	400	29,080
Nordea Bank Abp	3,453	35,870
Peoples Bancorp, Inc.	200	6,686
Regions Financial Corp.	832	18,138
Republic Bancorp, Inc., Class A	198	8,896
Resona Holdings, Inc.	5,000	20,560
Royal Bank of Canada	300	28,632
Seven Bank, Ltd.	5,500	11,830
Skandinaviska Enskilda Banken AB, Class A	2,186	28,049
Standard Chartered PLC	18,546	133,116
SVB Financial Group†	44	25,161
Swedbank AB, Class A	1,511	26,546
Toronto-Dominion Bank	300	20,624
Truist Financial Corp.	1,164	69,037
Umpqua Holdings Corp.	300	5,592
Western Alliance Bancorp	83	8,721
Zions Bancorp NA	142	7,924

		1,464,968

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	765	38,158
Northern Trust Corp.	180	20,484
State Street Corp.	303	25,437

		84,079

Banks-Super Regional — 0.6%
Comerica, Inc.	121	9,094
Fifth Third Bancorp	616	24,973
Huntington Bancshares, Inc.	750	11,490
KeyCorp	842	18,322
PNC Financial Services Group, Inc.	368	68,797
US Bancorp	3,515	208,615
Wells Fargo & Co.	3,433	154,657

		495,948

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	1,859	100,349
Coca-Cola Femsa SAB de CV, ADR	820	38,515
Monster Beverage Corp.†	1,090	105,785
PepsiCo, Inc.	1,026	147,908

		392,557

Beverages-Wine/Spirits — 0.1%
Diageo PLC	126	5,656
Treasury Wine Estates, Ltd.	4,670	36,137

		41,793

Brewery — 0.2%
Anheuser-Busch InBev SA NV ADR	904	64,148
Boston Beer Co., Inc., Class A†	10	12,165
Marston’s PLC†	32,080	42,974
Molson Coors Beverage Co., Class B†	174	9,561
Royal Unibrew A/S	173	21,102

		149,950

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	141	5,310
Fox Corp., Class A	374	13,995

		19,305

Building & Construction Products-Misc. — 0.4%
Armstrong Flooring, Inc.†	1,600	8,304
Caesarstone, Ltd.	200	2,792
Cie de Saint-Gobain†	829	52,311
Fortune Brands Home & Security, Inc.	154	16,167
Geberit AG	41	27,025
James Hardie Industries PLC CDI	1,381	45,712
Owens Corning	120	11,617
Patrick Industries, Inc.	100	8,960
Wienerberger AG	2,660	104,296

		277,184

Building & Construction-Misc. — 0.1%
Ferrovial SA	691	19,636
Obayashi Corp.	4,800	43,818
Taisei Corp.	700	25,826

		89,280

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	797	49,685
Rinnai Corp.	300	30,153

		79,838

Building Products-Cement — 0.4%
Anhui Conch Cement Co., Ltd.	2,800	16,731
HeidelbergCement AG	276	25,293
LafargeHolcim, Ltd.	2,405	148,191
Taiheiyo Cement Corp.	700	17,555
Vulcan Materials Co.	419	74,683

		282,453

Building Products-Doors & Windows — 0.0%
Masonite International Corp.†	200	25,258

Building Products-Wood — 0.0%
Masco Corp.	290	18,525

Building-Heavy Construction — 0.1%
China Railway Group, Ltd.	11,000	5,682
Dycom Industries, Inc.†	300	28,143
Orion Group Holdings, Inc.†	3,000	16,170
Primoris Services Corp.	500	16,330
Tutor Perini Corp.†	300	4,830

		71,155

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	75	10,988
Thor Industries, Inc.	48	6,796
Winnebago Industries, Inc.	100	7,995

		25,779

Building-Residential/Commercial — 0.8%
Beazer Homes USA, Inc.†	1,000	22,310

Bellway PLC	2,019	100,692
Berkeley Group Holdings PLC	276	17,631
D.R. Horton, Inc.	403	39,611
Daiwa House Industry Co., Ltd.	800	23,692
Forestar Group, Inc.†	500	12,670
KB Home	469	22,620
Lennar Corp., Class A	304	31,494
M/I Homes, Inc.†	100	6,972
MDC Holdings, Inc.	108	6,335
Meritage Homes Corp.†	150	15,958
NVR, Inc.†	3	15,054
Persimmon PLC	700	30,267
PulteGroup, Inc.	296	17,500
Sekisui House, Ltd.	2,800	56,618
Toll Brothers, Inc.	1,496	93,799
Tri Pointe Homes, Inc.†	700	16,674
Vistry Group PLC	7,870	134,468

		664,365

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	10,689	600,187
Telenet Group Holding NV	414	17,727

		617,914

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.†	7,115	62,469

Casino Services — 0.0%
Sankyo Co., Ltd.	1,000	25,820

Cellular Telecom — 0.5%
Orange SA	6,300	78,518
SoftBank Corp.	4,500	58,051
T-Mobile US, Inc.†	1,063	140,454
Turkcell Iletisim Hizmetleri AS ADR	2,762	12,512
United States Cellular Corp.†	80	2,730
Vodafone Group PLC	55,992	105,330

		397,595

Chemicals-Diversified — 0.9%
BASF SE	1,840	148,394
Celanese Corp.	130	20,364
Covestro AG*	400	26,171
Eastman Chemical Co.	150	17,308
FMC Corp.	143	16,908
Huntsman Corp.	143	4,100
LANXESS AG	276	20,309
LyondellBasell Industries NV, Class A	555	57,576
Mitsubishi Gas Chemical Co., Inc.	1,400	32,395
Nitto Denko Corp.	400	33,186
PPG Industries, Inc.	1,864	319,191
Sumitomo Chemical Co., Ltd.	5,500	28,052
Westlake Chemical Corp.	50	4,695

		728,649

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	2,100	19,089

Chemicals-Specialty — 0.5%
Brenntag SE	1,246	111,881
Daicel Corp.	3,000	23,208
Ecolab, Inc.	1,012	226,809

		361,898

Circuit Boards — 0.0%
TTM Technologies, Inc.†	400	6,000

Coal — 0.0%
SunCoke Energy, Inc.	2,260	15,255

Coatings/Paint — 0.2%
RPM International, Inc.	144	13,657
Sherwin-Williams Co.	408	111,739

		125,396

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	200	9,796
Medifast, Inc.	70	15,896
Quanta Services, Inc.	120	11,597
TravelSky Technology, Ltd.	22,080	48,336

		85,625

Commercial Services-Finance — 0.5%
Adyen NV†*	21	51,566
Automatic Data Processing, Inc.	989	184,933
IHS Markit, Ltd.	1,227	132,001

		368,500

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	175	20,442
Qualys, Inc.†	150	15,204
Tenable Holdings, Inc.†	150	5,624
Varonis Systems, Inc.†	200	10,590

		51,860

Computer Services — 0.6%
Amdocs, Ltd.	669	51,339
Cognizant Technology Solutions Corp., Class A	2,138	171,895
ExlService Holdings, Inc.†	200	18,476
Fujitsu, Ltd.	300	47,527
Genpact, Ltd.	210	9,981
International Business Machines Corp.	813	115,349
MAXIMUS, Inc.	70	6,415
Nomura Research Institute, Ltd.	800	24,582

		445,564

Computer Software — 0.4%
Akamai Technologies, Inc.†	844	91,743
Box, Inc., Class A†	1,000	21,300
Citrix Systems, Inc.	381	47,187
Nutanix, Inc., Class A†	1,377	37,234
Splunk, Inc.†	709	89,632
Zuora, Inc., Class A†	600	9,720

		296,816

Computers — 1.7%
Apple, Inc.	8,915	1,171,966
Hewlett Packard Enterprise Co.	1,431	22,925
HP, Inc.	3,647	124,399

		1,319,290

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	100	2,620

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	600	3,150
NetApp, Inc.	247	18,448

		21,598

Computers-Periphery Equipment — 0.1%
Logitech International SA	972	108,740

Consulting Services — 0.1%
Bureau Veritas SA†	552	16,510
CRA International, Inc.	100	8,026
FTI Consulting, Inc.†	110	15,273

		39,809

Consumer Products-Misc. — 0.1%
Clorox Co.	250	45,625
Kimberly-Clark Corp.	168	22,398

		68,023

Containers-Metal/Glass — 0.1%
Ball Corp.	840	78,658
Crown Holdings, Inc.	149	16,360

		95,018

Containers-Paper/Plastic — 0.1%
Amcor PLC	1,736	20,398
Berry Global Group, Inc.†	98	6,235
Greatview Aseptic Packaging Co., Ltd.	119,005	58,739
Packaging Corp. of America	105	15,503
Sealed Air Corp.	172	8,497
Sonoco Products Co.	75	4,909

		114,281

Cosmetics & Toiletries — 0.5%
Amorepacific Corp.	311	75,535
L’Oreal SA	33	13,553
Pola Orbis Holdings, Inc.	800	20,749
Procter & Gamble Co.	1,765	235,487
Unilever PLC	1,000	58,407

		403,731

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	200	13,902
Fidelity National Information Services, Inc.	1,469	224,610

		238,512

Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	815	383,237

Diagnostic Kits — 0.0%
DiaSorin SpA	111	18,848
Meridian Bioscience, Inc.†	375	7,343
Quidel Corp.†	70	7,335

		33,526

Dialysis Centers — 0.1%
DaVita, Inc.†	124	14,450
Fresenius Medical Care AG & Co. KGaA	910	72,432

		86,882

Distribution/Wholesale — 0.4%
Bunzl PLC	829	26,637
Ferguson PLC	276	34,802
Inchcape PLC†	2,912	31,439
Jardine Cycle & Carriage, Ltd.	1,400	24,381
LKQ Corp.†	337	15,741
ScanSource, Inc.†	300	9,069
Titan Machinery, Inc.†	250	6,528
Veritiv Corp.†	300	12,564
WW Grainger, Inc.	326	141,334

		302,495

Diversified Banking Institutions — 2.8%
Banco Santander SA	13,000	50,224
Bank of America Corp.	13,359	541,440
Bank of Nova Scotia	1,100	70,046
Barclays PLC	100,330	243,062
BNP Paribas SA†	3,692	237,062
Credit Suisse Group AG	2,762	29,132
Goldman Sachs Group, Inc.	294	102,444
HSBC Holdings PL	3,453	21,595
JPMorgan Chase & Co.	5,932	912,401
Lloyds Banking Group PLC	27,990	17,555
Sumitomo Mitsui Financial Group, Inc.	600	20,890

		2,245,851

Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	600	24,601

Diversified Manufacturing Operations — 0.5%
3M Co.	1,277	251,748
ITT, Inc.	95	8,959
Parker-Hannifin Corp.	98	30,753
Siemens AG	138	23,032
Textron, Inc.	253	16,253
Trelleborg AB, Class B	1,967	51,276

		382,021

Diversified Minerals — 0.0%
BHP Group, Ltd.	829	30,134

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	2,000	16,389
Swire Pacific, Ltd., Class A	4,000	32,307

		48,696

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	2,700	10,233
Becton Dickinson & Co.	299	74,394

		84,627

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	357	82,449
Amazon.com, Inc.†	336	1,165,053
eBay, Inc.	763	42,568
Overstock.com, Inc.†	55	4,483
Sea, Ltd. ADR†	260	65,660
Vipshop Holdings, Ltd. ADR†	1,257	38,678
ZOZO, Inc.	700	23,602

		1,422,493

E-Commerce/Services — 0.4%
ANGI, Inc.†	500	8,005
Auto Trader Group PLC†*	3,039	23,924

Booking Holdings, Inc.†	39	96,177
Cargurus, Inc.†	300	7,404
ChannelAdvisor Corp.†	300	6,345
EverQuote, Inc., Class A†	100	3,387
Rightmove PLC	2,223	18,846
TrueCar, Inc.†	1,800	8,280
Uber Technologies, Inc.†	2,562	140,321

		312,689

E-Services/Consulting — 0.0%
CDW Corp.	158	28,176

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	800	16,927
Casio Computer Co., Ltd.	1,200	21,214
Emerson Electric Co.	441	39,906
Legrand SA	345	33,589

		111,636

Electric-Distribution — 0.1%
Sempra Energy	326	44,848

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	700	11,173
Engie SA†	2,072	30,806
SSE PLC	1,300	26,349

		68,328

Electric-Integrated — 0.7%
AES Corp.	736	20,475
AGL Energy, Ltd.	1,657	11,408
Atco, Ltd., Class I	1,100	37,757
Avista Corp.	150	6,903
Canadian Utilities, Ltd., Class A	1,000	28,581
Chubu Electric Power Co., Inc.	4,500	54,475
CLP Holdings, Ltd.	5,000	49,334
Duke Energy Corp.	269	27,085
Endesa SA	840	22,075
Exelon Corp.	1,080	48,535
FirstEnergy Corp.	471	17,860
IDACORP, Inc.	75	7,686
NextEra Energy, Inc.	441	34,182
NorthWestern Corp.	180	12,245
Otter Tail Corp.	100	4,723
Pinnacle West Capital Corp.	423	35,807
Portland General Electric Co.	400	20,344
Public Service Enterprise Group, Inc.	579	36,570
Southern Co.	1,451	96,013
Tohoku Electric Power Co., Inc.	2,500	22,036

		594,094

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,000	55,091

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	800	5,928
Hubbell, Inc.	60	11,521
Jabil, Inc.	166	8,702
Nippon Electric Glass Co., Ltd.	700	17,741
Sanmina Corp.†	200	8,168
Sensata Technologies Holding PLC†	2,099	121,196
Vishay Intertechnology, Inc.	200	4,914

		178,170

Electronic Components-Semiconductors — 1.2%
Amkor Technology, Inc.	880	17,794
Broadcom, Inc.	412	187,954
Dialog Semiconductor PLC†	304	23,822
EMCORE Corp.†	1,100	6,853
Infineon Technologies AG	3,260	131,650
Intel Corp.	1,356	78,011
Micron Technology, Inc.†	835	71,868
NVIDIA Corp.	325	195,123
Photronics, Inc.†	1,000	12,700
Qorvo, Inc.†	87	16,371
Samsung Electronics Co., Ltd.	950	69,419
Texas Instruments, Inc.	902	162,820

		974,385

Electronic Forms — 0.6%
Adobe, Inc.†	974	495,123

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	83	9,468
Avnet, Inc.	100	4,392

		13,860

Electronic Security Devices — 0.0%
Allegion PLC	48	6,450

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	92	7,041
Plug Power, Inc.†	100	2,851
SunPower Corp.†	400	10,276

		20,168

Engineering/R&D Services — 0.0%
COMSYS Holdings Corp.	600	18,619
Exponent, Inc.	100	9,633

		28,252

Enterprise Software/Service — 1.4%
Atlassian Corp. PLC, Class A†	527	125,194
Domo, Inc., Class B†	100	6,429
eGain Corp.†	800	7,864
HubSpot, Inc.†	40	21,058
Manhattan Associates, Inc.†	50	6,862
Open Text Corp. (NASDAQ)	704	33,158
Open Text Corp. (TSX)	400	18,836
Oracle Corp.	5,424	411,085
SailPoint Technologies Holding, Inc.†	100	4,883
salesforce.com, Inc.†	1,254	288,821
SAP SE	276	38,823
SPS Commerce, Inc.†	100	10,244
UiPath, Inc., Class A†	329	23,688
Workday, Inc., Class A†	300	74,100
Workiva, Inc.†	250	23,500

		1,094,545

Entertainment Software — 0.0%
NetEase, Inc. ADR	207	23,196

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	324	16,670

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	350	13,769
Enova International, Inc.†	600	20,544
EZCORP, Inc., Class A†	1,300	7,319
Navient Corp.	300	5,049
OneMain Holdings, Inc.	64	3,640
Synchrony Financial	503	22,001

		72,322

Finance-Credit Card — 1.1%
Alliance Data Systems Corp.	100	11,785
Capital One Financial Corp.	395	58,886
Discover Financial Services	201	22,914
Visa, Inc., Class A	3,200	747,392
Western Union Co.	455	11,721

		852,698

Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.†	322	6,102
Jefferies Financial Group, Inc.	234	7,608
Nomura Holdings, Inc.	5,500	29,657

		43,367

Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	276	16,077

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,400	12,720
CME Group, Inc.	319	64,435
Deutsche Boerse AG	166	28,648
IG Group Holdings PLC	4,617	58,399
Intercontinental Exchange, Inc.	576	67,801
Nasdaq, Inc.	143	23,100
SEI Investments Co.	125	7,680

		262,783

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	400	6,096
NMI Holdings, Inc., Class A†	200	5,168
Radian Group, Inc.	700	17,248

		28,512

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	500	8,700

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	400	16,308

Food-Baking — 0.1%
Flowers Foods, Inc.	1,655	39,654

Food-Catering — 0.1%
Compass Group PLC†	4,373	94,930

Food-Confectionery — 0.3%
Hershey Co.	282	46,333
J.M. Smucker Co.	419	54,885
Mondelez International, Inc., Class A	1,733	105,384
Want Want China Holdings, Ltd.	28,000	20,279

		226,881

Food-Dairy Products — 0.0%
Yakult Honsha Co., Ltd.	400	19,478

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	255	19,750
WH Group, Ltd.*	17,000	14,841

		34,591

Food-Misc./Diversified — 0.4%
General Mills, Inc.	458	27,874
George Weston, Ltd.	300	26,489
John B. Sanfilippo & Son, Inc.	100	8,790
Kellogg Co.	405	25,280
Kraft Heinz Co.	1,053	43,478
Nestle SA	1,243	148,187
NH Foods, Ltd.	400	17,849
Nissin Foods Holdings Co., Ltd.	300	21,277
Tate & Lyle PLC	2,000	22,094

		341,318

Food-Retail — 0.5%
Carrefour SA	1,300	25,165
Colruyt SA	276	16,368
Empire Co., Ltd., Class A	2,400	75,486
HelloFresh SE†	414	34,343
Kesko Oyj, Class B	986	30,034
Koninklijke Ahold Delhaize NV	2,443	65,756
Kroger Co.	1,584	57,879
Loblaw Cos., Ltd.	1,400	77,737
Seven & i Holdings Co., Ltd.	600	25,832
Shoprite Holdings, Ltd.	1,850	18,435
Sprouts Farmers Market, Inc.†	150	3,841

		430,876

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	700	13,559
United Natural Foods, Inc.†	700	25,802

		39,361

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	102	4,946

Funeral Services & Related Items — 0.0%
Service Corp. International	193	10,314

Gambling (Non-Hotel) — 0.0%
International Game Technology PLC†	600	10,332

Garden Products — 0.0%
Scotts Miracle-Gro Co.	48	11,096

Gas-Distribution — 0.1%
Enagas SA	2,428	52,887
Northwest Natural Holding Co.	200	10,784
Southwest Gas Holdings, Inc.	200	13,944
UGI Corp.	231	10,097

		87,712

Gas-Transportation — 0.0%
Snam SpA	3,091	17,410

Gold Mining — 0.3%
B2Gold Corp.	2,200	10,596
Kinross Gold Corp.	3,000	21,112
McEwen Mining, Inc.†	8,600	10,320
Newcrest Mining, Ltd.	4,100	83,215
Newmont Corp.	900	56,169
Yamana Gold, Inc.	3,500	16,031

		197,443

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	400	3,584

Home Decoration Products — 0.0%
Newell Brands, Inc.	470	12,671

Home Furnishings — 0.0%
Tempur Sealy International, Inc.	95	3,623

Hotels/Motels — 0.1%
Fosun International, Ltd.	10,500	15,074
Hyatt Hotels Corp., Class A†	44	3,623
Marcus Corp.†	100	1,996
Sol Melia SA†	4,230	34,652

		55,345

Human Resources — 0.3%
Adecco Group AG	1,954	132,285
Barrett Business Services, Inc.	30	2,200
Insperity, Inc.	180	15,757
Kforce, Inc.	310	17,372
Paylocity Holding Corp.†	30	5,797
Randstad NV	483	34,895
TrueBlue, Inc.†	400	11,320

		219,626

Import/Export — 0.4%
ITOCHU Corp.	2,800	87,356
Marubeni Corp.	10,040	83,535
Mitsubishi Corp.	3,000	82,941
Mitsui & Co., Ltd.	1,800	37,961

		291,793

Independent Power Producers — 0.0%
NRG Energy, Inc.	270	9,671

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	650	7,300

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	75	4,183

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	786	226,745

Instruments-Controls — 0.4%
Honeywell International, Inc.	1,541	343,705

Instruments-Scientific — 0.0%
Fluidigm Corp.†	1,600	8,016

Insurance Brokers — 0.0%
Selectquote, Inc.†	200	6,226

Insurance-Life/Health — 0.6%
Aflac, Inc.	607	32,614
AIA Group, Ltd.	2,400	30,510
AXA SA	3,140	88,832
Equitable Holdings, Inc.	384	13,144
Great-West Lifeco, Inc.	800	23,197
iA Financial Corp., Inc.	400	22,526
Japan Post Holdings Co., Ltd.	2,800	23,519
Japan Post Insurance Co., Ltd.	1,700	32,774
Legal & General Group PLC	8,288	31,191
Lincoln National Corp.	166	10,646
Manulife Financial Corp.	1,100	24,020
NN Group NV	936	46,791
Principal Financial Group, Inc.	237	15,137
Prudential Financial, Inc.	342	34,323
Swiss Life Holding AG	57	27,791
T&D Holdings, Inc.	3,000	36,779
Voya Financial, Inc.	115	7,799

		501,593

Insurance-Multi-line — 0.6%
Ageas SA/NV	414	25,071
Allianz SE	207	53,854
Allstate Corp.	263	33,348
American Financial Group, Inc.	77	9,460
ASR Nederland NV	507	22,200
Chubb, Ltd.	390	66,920
Cincinnati Financial Corp.	139	15,663
Direct Line Insurance Group PLC	19,634	77,317
Hartford Financial Services Group, Inc.	1,151	75,920
Loews Corp.	231	12,878
Medibank Private, Ltd.	10,000	23,738
MetLife, Inc.	776	49,377
Talanx AG	463	19,527

		485,273

Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	12	8,148
Arch Capital Group, Ltd.†	349	13,859
Assurant, Inc.	199	30,964
Berkshire Hathaway, Inc., Class B†	1,441	396,203
Enstar Group, Ltd.†	30	7,535
First American Financial Corp.	365	23,543
Markel Corp.†	11	12,941
Old Republic International Corp.	165	4,062
Progressive Corp.	506	50,974
Safety Insurance Group, Inc.	130	10,664
Samsung Fire & Marine Insurance Co., Ltd.	185	32,909
Stewart Information Services Corp.	200	11,730
Travelers Cos., Inc.	2,395	370,411
WR Berkley Corp.	154	12,277

		986,220

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	388	21,650
Essent Group, Ltd.	150	7,887
Everest Re Group, Ltd.	250	69,238
Muenchener Rueckversicherungs-Gesellschaft AG	111	32,105
SCOR SE†	997	32,267
Swiss Re AG	557	51,783

		214,930

Internet Application Software — 0.0%
Perion Network, Ltd.†	600	10,734

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	100	7,551

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	2,424	787,994
Pinterest, Inc., Class A†	1,666	110,572

		898,566

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	700	19,036
Yelp, Inc.†	500	19,650

		38,686

Internet Security — 0.2%
Palo Alto Networks, Inc.†	408	144,183

Investment Companies — 0.0%
Grid Dynamics Holdings, Inc.†	500	7,205

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	50	8,058
Artisan Partners Asset Management, Inc., Class A	100	5,092
BlackRock, Inc.	119	97,497
BrightSphere Investment Group, Inc.	769	17,310
CI Financial Corp.	800	12,861
Federated Hermes, Inc.	400	11,520
Julius Baer Group, Ltd.	2,936	184,955
LPL Financial Holdings, Inc.	68	10,656
Quilter PLC*	7,500	16,933
Raymond James Financial, Inc.	118	15,432
T. Rowe Price Group, Inc.	197	35,302

		415,616

Lighting Products & Systems — 0.1%
Signify NV†*	800	45,484

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	483	24,745

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	2,800	30,329

Machinery-Construction & Mining — 0.3%
Komatsu, Ltd.	4,408	129,379
Manitowoc Co, Inc.†	800	18,304
Metso Outotec Oyj	8,390	94,227
Oshkosh Corp.	51	6,346
Sandvik AB	447	11,042
Terex Corp.	300	14,097

		273,395

Machinery-Electrical — 0.2%
Argan, Inc.	200	10,030
BWX Technologies, Inc.	50	3,346
Hitachi, Ltd.	1,818	89,566
Schindler Holding AG (Participation Certificate)	97	27,591

		130,533

Machinery-Farming — 0.2%
AGCO Corp.	82	11,965
CNH Industrial NV	10,190	151,220
CNH Industrial NV	1,800	26,861

		190,046

Machinery-General Industrial — 0.3%
ANDRITZ AG	552	29,990
Atlas Copco AB, Class A	552	33,462
GEA Group AG	1,593	69,916
Otis Worldwide Corp.	548	42,673
Valmet Oyj	622	26,058
Westinghouse Air Brake Technologies Corp.	211	17,317

		219,416

Machinery-Material Handling — 0.2%
KION Group AG	1,750	174,504

Machinery-Pumps — 0.1%
Dover Corp.	160	23,870
IMI PLC	1,105	24,336
Rotork PLC	3,453	16,442

		64,648

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	600	7,632

Medical Instruments — 0.5%
Alcon, Inc.	1,210	91,270
Apyx Medical Corp.†	400	4,052
Demant A/S†	500	25,001
Intuitive Surgical, Inc.†	26	22,490
Medtronic PLC	1,783	233,431
Natus Medical, Inc.†	300	7,665

		383,909

Medical Labs & Testing Services — 0.1%
BioMerieux	120	14,275
Fulgent Genetics, Inc.†	100	7,702
ICON PLC†	83	18,007
Laboratory Corp. of America Holdings†	108	28,714
Medpace Holdings, Inc.†	40	6,787
Quest Diagnostics, Inc.	149	19,650

		95,135

Medical Products — 0.2%
Electromed, Inc.†	400	3,908
Globus Medical, Inc., Class A†	200	14,354
GN Store Nord A/S	300	27,082
Haemonetics Corp.†	120	8,071
Hanger, Inc.†	400	9,972
Hologic, Inc.†	286	18,747
InfuSystem Holdings, Inc.†	300	6,786
Intersect ENT, Inc.†	200	4,362
Masimo Corp.†	20	4,654
Nevro Corp.†	30	5,184
Sartorius Stedim Biotech	90	41,352
Surmodics, Inc.†	200	10,698
T2 Biosystems, Inc.†	2,550	3,519
Zynex, Inc.†	400	5,908

		164,597

Medical-Biomedical/Gene — 0.9%
Abeona Therapeutics, Inc.†	5,000	8,850
Achieve Life Sciences, Inc.†	550	5,935
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Amgen, Inc.	1,037	248,507
AnaptysBio, Inc.†	500	11,675
Aptevo Therapeutics, Inc.†	250	6,677

Aravive, Inc.†	600	3,150
Atara Biotherapeutics, Inc.†	500	7,030
Bio-Rad Laboratories, Inc., Class A†	27	17,014
BioMarin Pharmaceutical, Inc.†	676	52,674
Bluebird Bio, Inc.†	50	1,500
Blueprint Medicines Corp.†	100	9,632
Cellectar Biosciences, Inc.†	2,400	3,792
Clearside Biomedical, Inc.†	1,900	5,833
CSL, Ltd.	36	7,505
Cymabay Therapeutics, Inc.†	1,400	6,062
CytomX Therapeutics, Inc.†	800	7,488
Dicerna Pharmaceuticals, Inc.†	200	6,238
Emergent BioSolutions, Inc.†	141	8,598
FibroGen, Inc.†	100	2,232
Genmab A/S†	69	25,456
Gilead Sciences, Inc.	908	57,631
GlycoMimetics, Inc.†	2,600	6,240
Homology Medicines, Inc.†	400	2,708
ImmunityBio, Inc.†	200	3,550
ImmunoGen, Inc.†	1,100	8,866
Infinity Pharmaceuticals, Inc.†	2,100	6,993
Iterum Therapeutics PLC†	6,300	7,749
Kindred Biosciences, Inc.†	1,200	6,000
MacroGenics, Inc.†	100	3,236
Novavax, Inc.†	50	11,846
Pacific Biosciences of California, Inc.†	200	5,970
PDL BioPharma, Inc.†(1))	3,800	9,386
Prothena Corp. PLC†	250	6,635
Qualigen Therapeutics, Inc.†	2,000	4,300
RAPT Therapeutics, Inc.†	400	8,776
Sangamo Therapeutics, Inc.†	900	10,602
Savara, Inc.†	4,000	7,600
Sio Gene Therapies, Inc.†	1,300	3,640
Solid Biosciences, Inc.†	1,200	6,108
Sorrento Therapeutics, Inc.†	200	1,646
Synlogic, Inc.†	1,700	5,933
Ultragenyx Pharmaceutical, Inc.†	50	5,582
Vaxart, Inc.†	1,200	12,936
Verastem, Inc.†	2,600	7,982
Viracta Therapeutics, Inc.†	740	7,992
VistaGen Therapeutics, Inc.†	2,900	7,337
WaVe Life Sciences, Ltd.†	1,100	6,765
Xencor, Inc.†	50	2,128

		681,985

Medical-Drugs — 3.2%
AbbVie, Inc.	563	62,774
Aclaris Therapeutics, Inc.†	600	14,310
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Alkermes PLC†	300	6,601
AstraZeneca PLC	231	24,610
Bristol-Myers Squibb Co.	880	54,930
Chiasma, Inc.†	700	2,086
Chimerix, Inc.†	1,000	8,710
Chugai Pharmaceutical Co., Ltd.	800	30,059
Cyclerion Therapeutics, Inc.†	2,600	5,668
Eisai Co., Ltd.	300	19,590
Eli Lilly & Co.	778	142,195
GlaxoSmithKline PLC	1,657	30,650
Gritstone Oncology, Inc.†	700	6,335
Harrow Health, Inc.†	800	6,136
Hikma Pharmaceuticals PLC	1,949	65,721
Ideaya Biosciences, Inc.†	153	3,144
Jazz Pharmaceuticals PLC†	62	10,193
Johnson & Johnson	3,818	621,303
Jounce Therapeutics, Inc.†	700	6,601
Kyowa Kirin Co., Ltd.	700	21,286
Merck & Co., Inc.	3,996	297,702
Nippon Shinyaku Co., Ltd.	300	20,222
Novartis AG	1,220	104,211
Novo Nordisk A/S, Class B	1,697	125,427
Ono Pharmaceutical Co., Ltd.	800	20,147
Orion Oyj, Class B	414	18,346
Pfizer, Inc.	5,116	197,733
Roche Holding AG	682	222,202
Sanofi	1,726	180,989
Shionogi & Co., Ltd.	600	31,565
Spectrum Pharmaceuticals, Inc.†	2,000	6,220
Sumitomo Dainippon Pharma Co., Ltd.	1,100	19,083
Syros Pharmaceuticals, Inc.†	1,000	6,040
Vanda Pharmaceuticals, Inc.†	500	8,300
Vaxcyte, Inc.†	50	929
Zoetis, Inc.	974	168,531

		2,570,549

Medical-Generic Drugs — 0.0%
Tracon Pharmaceuticals, Inc.†	800	5,992

Medical-HMO — 1.4%
Anthem, Inc.	275	104,332
Humana, Inc.	100	44,524
Molina Healthcare, Inc.†	66	16,837
Triple-S Management Corp.†	259	6,141
UnitedHealth Group, Inc.	2,407	959,911

		1,131,745

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	375	75,398
Tenet Healthcare Corp.†	200	11,852
Universal Health Services, Inc., Class B	86	12,763

		100,013

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	25,755

Medical-Outpatient/Home Medical — 0.1%
Joint Corp.†	400	22,192
ModivCare, Inc.†	100	14,008
Pennant Group, Inc.†	50	2,021

		38,221

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	695	83,956
Cardinal Health, Inc.	920	55,513
Henry Schein, Inc.†	114	8,265
McKesson Corp.	178	33,386
Medipal Holdings Corp.	800	14,703
Owens & Minor, Inc.	200	7,218

		203,041

Metal-Aluminum — 0.1%
Alcoa Corp.†	600	21,984
Norsk Hydro ASA	5,500	35,137

		57,121

Metal-Diversified — 0.6%
Glencore PLC	77,017	313,701
Rio Tinto PLC	1,105	92,866
Rio Tinto, Ltd.	628	58,726

		465,293

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,072	36,079

Multimedia — 0.5%
Walt Disney Co.†	1,961	364,785

Networking Products — 0.5%
A10 Networks, Inc.†	1,300	11,284
Arista Networks, Inc.†	241	75,956
Cisco Systems, Inc.	4,563	232,303
Extreme Networks, Inc.†	800	9,104
NeoPhotonics Corp.†	1,200	11,232
NETGEAR, Inc.†	200	7,442
Telefonaktiebolaget LM Ericsson, Class B	2,446	33,625

		380,946

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	252	26,788
Waste Management, Inc.	1,814	250,277

		277,065

Office Automation & Equipment — 0.1%
FUJIFILM Holdings Corp.	600	38,930
Pitney Bowes, Inc.	1,000	7,470

		46,400

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	100	1,380

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	60	12,850

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	2,761

Oil Companies-Exploration & Production — 0.3%
Berry Corp.	1,200	7,332
Continental Resources, Inc.†	404	11,005
Diamondback Energy, Inc.	140	11,442
EOG Resources, Inc.	646	47,571
Extraction Oil & Gas, Inc.†	200	8,356
Inpex Corp.	2,600	17,606
Laredo Petroleum, Inc.†	200	8,108
Lundin Energy AB	829	26,462
Marathon Oil Corp.	630	7,094
Pioneer Natural Resources Co.	477	73,377
SandRidge Energy, Inc.†	1,300	5,278

		223,631

Oil Companies-Integrated — 1.2%
BP PLC	2,412	10,069
Chevron Corp.	1,334	137,495
Eni SpA	2,143	25,570
Exxon Mobil Corp.	5,530	316,537
OMV AG	483	23,743
Repsol SA	1,585	18,893
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	2,451	46,605
Royal Dutch Shell PLC, Class A (LSE)	5,609	105,357
Royal Dutch Shell PLC, Class B	2,486	44,513
TOTAL SE	4,415	195,465

		924,247

Oil Refining & Marketing — 0.2%
ENEOS Holdings, Inc.	6,900	29,597
Phillips 66	376	30,422
Rubis SCA	414	19,433
Sunoco LP	512	17,971
Valero Energy Corp.	354	26,182

		123,605

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	13,188
NOW, Inc.†	1,700	16,694

		29,882

Optical Supplies — 0.0%
STAAR Surgical Co.†	100	13,701

Paper & Related Products — 0.2%
Domtar Corp.†	400	15,768
International Paper Co.	1,421	82,418
Resolute Forest Products, Inc.†	1,100	14,872
Verso Corp., Class A	525	8,106

		121,164

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	330	22,919

Pharmacy Services — 0.3%
Cigna Corp.	301	74,952
CVS Health Corp.	1,825	139,430

		214,382

Pipelines — 0.2%
Cheniere Energy, Inc.†	280	21,705
Kinder Morgan, Inc.	5,440	92,752
Williams Cos., Inc.	1,344	32,740

		147,197

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	570	91,133

Printing-Commercial — 0.0%
Cimpress PLC†	50	4,763

Private Corrections — 0.0%
CoreCivic, Inc.†	900	6,993

Private Equity — 0.0%
3i Group PLC	1,554	27,505

Protection/Safety — 0.0%
Alarm.com Holdings, Inc.†	50	4,488

Publishing-Newspapers — 0.0%
Tribune Publishing Co.†	370	6,453

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	311	28,151

Racetracks — 0.0%
Penn National Gaming, Inc.†	100	8,912

Real Estate Investment Trusts — 0.7%
American Tower Corp.	772	196,682
Braemar Hotels & Resorts, Inc.†	800	5,240
Chatham Lodging Trust†	570	7,906
CorePoint Lodging, Inc.†	700	6,993
DiamondRock Hospitality Co.†	1,500	15,630
Equinix, Inc.	144	103,789
GEO Group, Inc.	300	1,653
Hersha Hospitality Trust†	1,700	19,652
Life Storage, Inc.	330	31,700
Outfront Media, Inc.†	250	6,093
Park Hotels & Resorts, Inc.†	417	9,303
Pebblebrook Hotel Trust	400	9,552
Piedmont Office Realty Trust, Inc., Class A	400	7,448
Public Storage	176	49,484
RLJ Lodging Trust	300	4,842
RPT Realty	500	6,355
Sabra Health Care REIT, Inc.	400	7,268
Scentre Group	2,500	5,234
Stockland	5,000	18,051
Summit Hotel Properties, Inc.†	600	6,102
Sunstone Hotel Investors, Inc.†	1,300	17,108
Washington Prime Group, Inc.†	1,000	2,460
Xenia Hotels & Resorts, Inc.†	207	4,022

		542,567

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	371	31,609
Daito Trust Construction Co., Ltd.	1,197	127,323
Jones Lang LaSalle, Inc.†	57	10,711
Marcus & Millichap, Inc.†	250	8,830
Newmark Group, Inc., Class A	600	6,450
RE/MAX Holdings, Inc., Class A	100	3,673
Realogy Holdings Corp.†	900	15,552

		204,148

Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	4,000	25,081
LEG Immobilien SE	138	19,212
McGrath RentCorp	100	8,198
Mitsui Fudosan Co., Ltd.	1,000	21,698
Sun Hung Kai Properties, Ltd.	4,000	60,381

		134,570

Recreational Vehicles — 0.0%
Brunswick Corp.	86	9,213
Camping World Holdings, Inc., Class A	300	13,062
Polaris, Inc.	53	7,422

		29,697

Rental Auto/Equipment — 0.2%
AMERCO	22	13,126
Ashtead Group PLC	595	38,207
CAI International, Inc.	400	17,020
Herc Holdings, Inc.†	150	15,840
Rent-A-Center, Inc.	150	8,633
Textainer Group Holdings, Ltd.†	800	20,496
Triton International, Ltd.	100	5,017
United Rentals, Inc.†	63	20,157

		138,496

Retail-Apparel/Shoe — 0.3%
Genesco, Inc.†	100	5,000
Hennes & Mauritz AB, Class B†	1,381	34,043
Industria de Diseno Textil SA	3,260	116,062
JD Sports Fashion PLC†	1,200	15,214
Next PLC†	256	27,604

		197,923

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	632	126,501
AutoZone, Inc.†	20	29,282
Canadian Tire Corp., Ltd., Class A	100	15,940
Genuine Parts Co.	160	19,995
O’Reilly Automotive, Inc.†	80	44,231

		235,949

Retail-Automobile — 0.1%
AutoNation, Inc.†	97	9,941
CarMax, Inc.†	84	11,192
Rush Enterprises, Inc., Class A	337	16,634

		37,767

Retail-Building Products — 1.1%
At Home Group, Inc.†	500	15,790
BlueLinx Holdings, Inc.†	300	15,141
Home Depot, Inc.	2,019	653,490
Kingfisher PLC†	5,524	27,254
Lowe’s Cos., Inc.	811	159,159

		870,834

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	287	33,370
Yamada Holdings Co., Ltd.	3,700	18,423

		51,793

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	400	13,554
Casey’s General Stores, Inc.	41	9,110
Lawson, Inc.	900	40,381

		63,045

Retail-Discount — 0.8%
B&M European Value Retail SA	10,295	80,432
Big Lots, Inc.	200	13,788
Dollar General Corp.	236	50,681
Dollar Tree, Inc.†	260	29,874
Target Corp.	880	182,389
Walmart, Inc.	2,159	302,066

		659,230

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	400	13,638
Walgreens Boots Alliance, Inc.	1,944	103,226

		116,864

Retail-Gardening Products — 0.1%
Tractor Supply Co.	545	102,787

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	200	5,920
Williams-Sonoma, Inc.	66	11,270

		17,190

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	900	92,350
Pandora A/S†	304	34,480
Signet Jewelers, Ltd.†	200	11,950
Swatch Group AG (TRQX)	414	24,826
Swatch Group AG (XEGT)	100	30,668

		194,274

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	360	20,448

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	2,853	202,563

Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	391	128,776

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	300	8,247

Retail-Restaurants — 0.1%
Bloomin’ Brands, Inc.†	600	18,960
Brinker International, Inc.†	200	13,426
Cracker Barrel Old Country Store, Inc.	25	4,187
Dine Brands Global, Inc.†	100	9,665
Fiesta Restaurant Group, Inc.†	300	4,422
Jack in the Box, Inc.	90	10,858
McDonald’s Corp.	87	20,539
Papa John’s International, Inc.	65	6,287
Red Robin Gourmet Burgers, Inc.†	100	3,636
Ruth’s Hospitality Group, Inc.†	250	6,528

		98,508

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	500	15,405
Big 5 Sporting Goods Corp.	1,000	18,320
Dick’s Sporting Goods, Inc.	150	12,387
Hibbett Sports, Inc.†	300	23,835
Sportsman’s Warehouse Holdings, Inc.†	400	7,024
Zumiez, Inc.†	150	6,446

		83,417

Rubber-Tires — 0.2%
Bridgestone Corp.	900	36,067
Continental AG†	175	23,704
Cooper Tire & Rubber Co.	200	11,398
Sumitomo Rubber Industries, Ltd.	3,000	37,131
Yokohama Rubber Co., Ltd.	1,400	26,033

		134,333

Rubber/Plastic Products — 0.0%
Trinseo SA	350	21,669

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	300	7,335
Eutelsat Communications SA	2,801	35,404

		42,739

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	680	15,089
First Financial Northwest, Inc.	779	10,602
Flushing Financial Corp.	500	11,635
HomeTrust Bancshares, Inc.	200	5,480
Investors Bancorp, Inc.	400	5,856

		48,662

Schools — 0.0%
Adtalem Global Education, Inc.†	200	6,862
American Public Education, Inc.†	300	9,138
Laureate Education, Inc., Class A†	200	2,750
Lincoln Educational Services Corp.†	600	3,852
Perdoceo Education Corp.†	300	3,498

		26,100

Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	50	3,720
NXP Semiconductors NV	480	92,405
QUALCOMM, Inc.	1,211	168,087
United Microelectronics Corp.	23,000	47,243
United Microelectronics Corp.	5,103	50,622

		362,077

Semiconductor Equipment — 0.7%
ASM International NV	168	51,113
ASML Holding NV (Euronext Amsterdam)	235	152,998
ASML Holding NV (NASDAQ)	436	282,572
Axcelis Technologies, Inc.†	400	16,612
Tokyo Electron, Ltd.	100	44,046

		547,341

Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	27,600	29,665

Software Tools — 0.1%
VMware, Inc., Class A†	586	94,246

Steel Pipe & Tube — 0.0%
Tenaris SA	1,323	14,214

Steel-Producers — 0.5%
ArcelorMittal†	4,094	119,913
ArcelorMittal SA†	2,200	64,168
BlueScope Steel, Ltd.	588	9,809
Evraz PLC	4,143	36,742
Nucor Corp.	335	27,557
POSCO ADR	300	24,423
Reliance Steel & Aluminum Co.	71	11,382
Schnitzer Steel Industries, Inc., Class A	100	4,721
Steel Dynamics, Inc.	233	12,633
thyssenkrupp AG†	1,800	24,069
voestalpine AG	600	26,033

		361,450

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	545	24,094

Telecom Services — 0.1%
ATN International, Inc.	100	4,558
BCE, Inc.	800	37,815
HKT Trust & HKT, Ltd.	27,000	39,188
TELUS Corp.	1,000	20,746

		102,307

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	831	14,202
Juniper Networks, Inc.	2,451	62,231

		76,433

Telephone-Integrated — 0.6%
AT&T, Inc.	2,371	74,473
Deutsche Telekom AG	1,916	36,904
KDDI Corp.	3,000	90,786
Nippon Telegraph & Telephone Corp.	2,300	57,914
Shenandoah Telecommunications Co.	200	9,452
Telephone & Data Systems, Inc.	100	2,298
Verizon Communications, Inc.	3,298	190,591

		462,418

Television — 0.0%
ITV PLC†	12,000	20,070

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	69	51,933

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	79	16,235

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	2,000	6,380
G1 Therapeutics, Inc.†	400	8,428

		14,808

Tobacco — 0.5%
Altria Group, Inc.	1,884	89,961
Imperial Brands PLC	959	19,960
Japan Tobacco, Inc.	2,300	43,031
KT&G Corp.	700	51,923
Philip Morris International, Inc.	1,349	128,155
Swedish Match AB	421	34,573
Vector Group, Ltd.	1,100	14,355

		381,958

Tools-Hand Held — 0.0%
Snap-on, Inc.	60	14,256

Toys — 0.1%
Nintendo Co., Ltd.	200	114,584

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,200	7,356

Transactional Software — 0.0%
SimCorp A/S	180	23,770

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	100	4,724

Transport-Marine — 0.3%
AP Moller - Maersk A/S, Series B	87	215,969
DHT Holdings, Inc.	1,300	7,670
International Seaways, Inc.	150	2,652
Nordic American Tankers, Ltd.	1,100	3,641
Teekay LNG Partners LP	500	7,450

		237,382

Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	13,934	40,300
Canadian Pacific Railway, Ltd.	238	88,805
Union Pacific Corp.	182	40,420

		169,525

Transport-Services — 0.8%
Expeditors International of Washington, Inc.	52	5,713
Kamigumi Co., Ltd.	700	13,617
Kuehne & Nagel International AG	111	33,178
Nippon Express Co., Ltd.	300	22,932
Royal Mail PLC†	4,144	28,382
United Parcel Service, Inc., Class B	2,320	472,955
Yamato Holdings Co., Ltd.	1,100	31,063

		607,840

Transport-Truck — 0.0%
Covenant Logistics Group, Inc.†	131	2,818
Werner Enterprises, Inc.	450	20,803

		23,621

Vitamins & Nutrition Products — 0.0%
China Feihe, Ltd.*	7,000	19,995
USANA Health Sciences, Inc.†	100	8,999

		28,994

Water — 0.0%
Consolidated Water Co., Ltd.	600	7,062

Water Treatment Systems — 0.0%
Pentair PLC	185	11,934

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	99	232,996
Alphabet, Inc., Class C†	100	241,012

		474,008

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	227	42,744

Total Common Stocks (cost $38,635,481)		49,906,066

U.S. CORPORATE BONDS & NOTES — 15.2%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025	330,000	353,132

Banks-Commercial — 0.2%
Truist Financial Corp. Senior Notes 3.20% due 09/03/2021	155,000	156,169

Banks-Super Regional — 0.8%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	200,000	204,626
US Bancorp Senior Notes 1.38% due 07/22/2030	245,000	229,582
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	215,000	231,712

		665,920

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	340,000	358,930

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	195,000	217,412

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	205,000	223,486

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	210,000	215,743

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	305,000	344,964

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	310,000	342,022
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	210,000	227,124
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	190,000	236,923
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	165,000	218,130
Morgan Stanley Senior Notes 3.77% due 01/24/2029	155,000	171,031

		1,195,230

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	250,000	337,482

Drug Delivery Systems — 0.3%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	205,000	227,686

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	230,000	221,384

Electronic Components-Semiconductors — 0.7%
Intel Corp. Senior Notes 3.90% due 03/25/2030	200,000	227,798
NVIDIA Corp. Senior Notes 3.20% due 09/16/2026	315,000	346,804

		574,602

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	210,000	216,695

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	205,000	226,664
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	310,000	333,849
Visa, Inc. Senior Notes 4.30% due 12/14/2045	180,000	221,262

		781,775

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Notes 4.60% due 05/15/2044	195,000	236,993

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	220,000	239,380

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	210,000	217,362

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	215,000	218,492

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	275,000	278,719

Medical-HMO — 0.8%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	205,000	219,422
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	205,000	224,258
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	210,000	216,082

		659,762

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	440,000	476,851

Oil Companies-Integrated — 0.5%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	195,000	215,161
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	220,000	228,409

		443,570

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	200,000	238,174

Pipelines — 1.0%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	325,000	355,415
MPLX LP Senior Notes 2.65% due 08/15/2030	235,000	231,911
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	205,000	214,262

		801,588

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	210,000	228,649
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	200,000	238,923

		467,572

Retail-Restaurants — 0.6%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	210,000	228,811
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	210,000	233,398

		462,209

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	167,000	153,423
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	11,000	10,304
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	154,414

		318,141

Transport-Rail — 1.0%
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	220,000	235,069
CSX Corp. Senior Notes 3.80% due 03/01/2028	205,000	228,048
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	285,000	308,246

		771,363

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	190,000	227,437

Total U.S. Corporate Bonds & Notes (cost $11,882,787)		12,148,223

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028 (cost $336,722)	310,000	349,714

U.S. GOVERNMENT AGENCIES — 1.6%
Federal National Mtg. Assoc. — 1.6%
2.13% due 04/24/2026	755,000	801,021
2.63% due 09/06/2024	440,000	472,269

Total U.S. Government Agencies (cost $1,241,158)		1,273,290

U.S. GOVERNMENT TREASURIES — 11.8%
United States Treasury Bonds — 3.5%
1.00% due 02/15/2048 TIPS(2)	145,028	183,343
1.13% due 05/15/2040	565,000	472,216
2.75% due 11/15/2047	405,000	442,162
3.00% due 08/15/2048	705,000	807,253
3.38% due 05/15/2044	760,000	916,750

		2,821,724

United States Treasury Notes — 8.3%
1.63% due 08/15/2029	910,000	920,451
1.75% due 05/15/2023	350,000	361,115
2.00% due 02/15/2025	1,240,000	1,307,716
2.00% due 11/15/2026	830,000	874,839
2.13% due 06/30/2022	425,000	435,027
2.25% due 01/31/2024	325,000	342,456
2.25% due 11/15/2024	665,000	706,173
2.25% due 02/15/2027	700,000	747,086
2.63% due 02/15/2029	845,000	920,126

		6,614,989

Total U.S. Government Treasuries (cost $9,576,088)		9,436,713

EXCHANGE-TRADED FUNDS — 4.9%
FlexShares Quality Dividend Index Fund ETF	12,982	713,491
Invesco S&P 500 High Dividend Low Volatility ETF	11,615	513,383
Invesco S&P 500 Quality ETF	30,288	1,385,373

iShares Core High Dividend ETF	5,543	529,800
iShares Russell 1000 Value ETF	606	95,475
iShares Russell 2000 ETF	250	56,223
Vanguard Mega Cap Value ETF	6,660	654,278

Total Exchange-Traded Funds (cost $3,025,979)		3,948,023

WARRANTS† — 0.0%
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023 (cost $0)	1,200	512

RIGHTS† — 0.0%
Diversified Banking Institutions — 0.0%
Credit Suisse Group AG (cost $0)	2,762	0

Total Long-Term Investment Securities (cost $64,698,215)		77,062,541

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3) (cost $2,826,115)	2,826,115	2,826,115

TOTAL INVESTMENTS (cost $67,524,330)	99.8%	79,888,656
Other assets less liabilities	0.2	123,876

NET ASSETS	100.0%	$80,012,532

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $507,058 representing 0.6% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of April 30, 2021.

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

LSE	— London Stock Exchange
NASDAQ	— National Association of Securities Dealers Automated Quotations
SDR	— Swedish Depositary Receipt
TIPS	— Treasury Inflation Protected Securities
TRQX	— Turquoise Stock Exchange
TSX	— Toronto Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
24	Long	S&P 500 E-Mini Index	June 2021	$4,797,720	$5,009,280	$211,560
37	Short	U.S. Treasury 10 Year Notes	June 2021	4,910,459	4,885,156	25,303

						$236,863

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$639,638	$32,961	**	$9,386	$681,985
Medical-Drugs	1,636,441	934,108	**	0	2,570,549
Other Industries	33,557,924	13,095,608	**	—	46,653,532
U.S. Corporate Bonds & Notes	—	12,148,223		—	12,148,223
Foreign Corporate Bonds & Notes	—	349,714		—	349,714
U.S. Government Agencies	—	1,273,290		—	1,273,290
U.S. Government Treasuries	—	9,436,713		—	9,436,713
Exchange-Traded Funds	3,948,023	—		—	3,948,023
Warrants	512	—		—	512
Rights	0	—		—	0
Short-Term Investment Securities	2,826,115	—		—	2,826,115

Total Investments at Value	$42,608,653	$37,270,617		$9,386	$79,888,656

Other Financial Instruments:†

Futures Contracts	$236,863	$—		$—	$236,863

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.3%
Aerospace/Defense — 0.1%
Northrop Grumman Corp.	2,508	$888,935

Applications Software — 10.5%
Microsoft Corp.	276,275	69,671,030
ServiceNow, Inc.†	23,233	11,764,494

		81,435,524

Athletic Footwear — 0.3%
NIKE, Inc., Class B	20,258	2,686,616

Auto-Cars/Light Trucks — 1.7%
Tesla, Inc.†	18,356	13,022,481

Auto/Truck Parts & Equipment-Original — 0.7%
Lear Corp.	27,865	5,122,702

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	32,443	1,599,440

Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	28,350	4,086,936

Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	25,217	814,761

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	78,764	7,741,714

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	11,560	7,785,082

Coatings/Paint — 0.1%
Sherwin-Williams Co.	2,063	564,994

Commercial Services — 0.4%
Quanta Services, Inc.	31,647	3,058,366

Commercial Services-Finance — 3.3%
Moody’s Corp.	11,579	3,782,975
PayPal Holdings, Inc.†	67,727	17,764,115
Square, Inc., Class A†	17,534	4,292,674

		25,839,764

Communications Software — 0.6%
Zoom Video Communications, Inc., Class A†	13,744	4,392,170

Computer Aided Design — 0.9%
Autodesk, Inc.†	12,224	3,568,308
Cadence Design Systems, Inc.†	28,060	3,697,466

		7,265,774

Computer Data Security — 1.1%
Crowdstrike Holdings, Inc., Class A†	39,429	8,221,341

Computer Services — 2.5%
Accenture PLC, Class A	43,040	12,480,309
EPAM Systems, Inc.†	14,678	6,718,854

		19,199,163

Computer Software — 0.3%
Dropbox, Inc., Class A†	85,049	2,185,759

Computers — 9.9%
Apple, Inc.	558,442	73,412,785
HP, Inc.	98,728	3,367,612

		76,780,397

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	47,862	6,380,962

Data Processing/Management — 1.2%
DocuSign, Inc.†	35,651	7,948,034
Fiserv, Inc.†	12,831	1,541,260

		9,489,294

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	7,148	4,256,848

Diagnostic Equipment — 1.6%
Avantor, Inc.†	147,235	4,717,409
Danaher Corp.	18,625	4,729,633
Thermo Fisher Scientific, Inc.	6,886	3,238,004

		12,685,046

Diagnostic Kits — 1.6%
IDEXX Laboratories, Inc.†	16,734	9,186,798
QIAGEN NV†	59,490	2,863,254

		12,050,052

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	39,683	5,671,891

E-Commerce/Products — 6.8%
Amazon.com, Inc.†	14,203	49,247,766
Etsy, Inc.†	15,124	3,006,500
Wayfair, Inc., Class A†	2,335	690,156

		52,944,422

Electronic Components-Misc. — 0.2%
Sensata Technologies Holding PLC†	24,435	1,410,877

Electronic Components-Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	71,512	5,836,809
Intel Corp.	47,045	2,706,499
NVIDIA Corp.	13,273	7,968,844
Texas Instruments, Inc.	59,636	10,764,894

		27,277,046

Electronic Forms — 2.1%
Adobe, Inc.†	32,448	16,494,616

Enterprise Software/Service — 1.6%
Atlassian Corp. PLC, Class A†	37,619	8,936,769
salesforce.com, Inc.†	4,024	926,808
SS&C Technologies Holdings, Inc.	34,855	2,586,938

		12,450,515

Entertainment Software — 1.3%
Electronic Arts, Inc.	19,064	2,708,613
Take-Two Interactive Software, Inc.†	41,488	7,276,166

		9,984,779

Finance-Credit Card — 2.4%
Mastercard, Inc., Class A	29,983	11,455,305
Visa, Inc., Class A	30,514	7,126,850

		18,582,155

Food-Misc./Diversified — 0.3%
General Mills, Inc.	42,262	2,572,065

Food-Retail — 0.2%
Albertsons Cos., Inc., Class A	100,754	1,871,002

Independent Power Producers — 0.2%
NRG Energy, Inc.	45,561	1,631,995

Industrial Gases — 0.5%
Linde PLC	13,761	3,933,444

Insurance-Multi-line — 0.6%
MetLife, Inc.	70,176	4,465,299

Internet Application Software — 0.1%
Okta, Inc.†	2,698	727,651

Internet Content-Entertainment — 5.0%
Facebook, Inc., Class A†	115,773	37,635,487
Netflix, Inc.†	1,450	744,531
Roku, Inc.†	1,749	599,855

		38,979,873

Machinery-Farming — 0.4%
AGCO Corp.	19,387	2,828,951

Medical Labs & Testing Services — 0.8%
Charles River Laboratories International, Inc.†	3,743	1,244,360
Quest Diagnostics, Inc.	28,644	3,777,571
Syneos Health, Inc.†	10,696	907,556

		5,929,487

Medical Products — 0.2%
Abbott Laboratories	11,191	1,343,815

Medical-Biomedical/Gene — 2.0%
Illumina, Inc.†	5,083	1,996,806
Incyte Corp.†	39,586	3,379,853
Regeneron Pharmaceuticals, Inc.†	5,554	2,673,140
Vertex Pharmaceuticals, Inc.†	35,016	7,640,491

		15,690,290

Medical-Drugs — 3.6%
Bristol-Myers Squibb Co.	8,612	537,561
Eli Lilly & Co.	66,790	12,207,208
Johnson & Johnson	48,728	7,929,508
Merck & Co., Inc.	103,066	7,678,417

		28,352,694

Medical-HMO — 1.0%
Humana, Inc.	8,422	3,749,811
UnitedHealth Group, Inc.	9,193	3,666,169

		7,415,980

Medical-Hospitals — 0.8%
HCA Healthcare, Inc.	30,785	6,189,632

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	40,908	7,672,704

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	5,304	2,586,973

Pharmacy Services — 0.4%
Cigna Corp.	11,463	2,854,402

Real Estate Investment Trusts — 2.5%
Extra Space Storage, Inc.	54,782	8,145,535
Public Storage	28,699	8,069,011
VICI Properties, Inc.	102,523	3,249,979

		19,464,525

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	10,014	853,193

Recreational Vehicles — 0.2%
Polaris, Inc.	9,934	1,391,058

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc.	2,818	368,989

Retail-Auto Parts — 0.6%
AutoZone, Inc.†	3,435	5,029,252

Retail-Building Products — 1.7%
Home Depot, Inc.	40,809	13,208,649

Retail-Discount — 1.0%
Dollar General Corp.	18,543	3,982,109
Walmart, Inc.	25,677	3,592,469

		7,574,578

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	27,279	1,936,809

Retail-Restaurants — 1.1%
Starbucks Corp.	43,453	4,974,934
Texas Roadhouse, Inc.†	27,745	2,969,270
Yum China Holdings, Inc.	15,052	947,072

		8,891,276

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	108,811	14,440,308
Lam Research Corp.	1,145	710,415

		15,150,723

Tobacco — 0.7%
Altria Group, Inc.	69,299	3,309,027
Philip Morris International, Inc.	24,638	2,340,610

		5,649,637

Transport-Rail — 1.0%
Kansas City Southern	25,265	7,382,686

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	56,050	11,426,353

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	5,977	1,020,334

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	8,774	761,759

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	9,617	22,633,609
Alphabet, Inc., Class C†	8,457	20,382,385

		43,015,994

TOTAL INVESTMENTS
(cost $477,617,476)	95.3%	740,542,494
Other assets less liabilities	4.7	36,920,186

NET ASSETS	100.0%	$777,462,680

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$740,542,494	$—	$—	$740,542,494

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 92.7%
Aerospace/Defense — 0.7%
Raytheon Technologies Corp.	107,667	$8,962,201

Applications Software — 4.7%
Microsoft Corp.	227,400	57,345,732

Athletic Footwear — 0.8%
NIKE, Inc., Class B	72,208	9,576,225

Banks-Commercial — 1.1%
Truist Financial Corp.	231,149	13,709,447

Beverages-Wine/Spirits — 2.2%
Diageo PLC	312,815	14,042,537
Pernod Ricard SA	60,714	12,457,878

		26,500,415

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	118,019	7,357,304

Building Products-Wood — 0.5%
Masco Corp.	89,090	5,691,069

Cable/Satellite TV — 2.3%
Cable One, Inc.	3,514	6,290,060
Comcast Corp., Class A	378,063	21,228,237

		27,518,297

Chemicals-Diversified — 1.5%
DuPont de Nemours, Inc.	118,839	9,163,675
PPG Industries, Inc.	51,610	8,837,697

		18,001,372

Coatings/Paint — 1.1%
Sherwin-Williams Co.	47,718	13,068,529

Computer Services — 2.2%
Accenture PLC, Class A	47,481	13,768,066
Amdocs, Ltd.	165,618	12,709,525

		26,477,591

Computers — 2.1%
Apple, Inc.	192,838	25,350,483

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	68,135	9,083,758

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.	135,433	14,870,543

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	138,294	11,160,326
Estee Lauder Cos., Inc., Class A	21,811	6,844,292

		18,004,618

Data Processing/Management — 2.6%
Fidelity National Information Services, Inc.	138,275	21,142,248
Fiserv, Inc.†	80,352	9,651,882

		30,794,130

Diagnostic Equipment — 2.8%
Danaher Corp.	62,676	15,915,944
Thermo Fisher Scientific, Inc.	39,241	18,452,295

		34,368,239

Diversified Banking Institutions — 6.3%
Bank of America Corp.	678,227	27,488,540
Goldman Sachs Group, Inc.	53,422	18,614,896
JPMorgan Chase & Co.	196,099	30,161,987

		76,265,423

Drug Delivery Systems — 1.6%
Becton Dickinson & Co.	75,903	18,885,425

Electric Products-Misc. — 1.1%
AMETEK, Inc.	99,845	13,472,086

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	75,016	6,654,669

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	102,458	18,494,694

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	84,318	11,338,241

Electronic Forms — 1.5%
Adobe, Inc.†	35,222	17,904,751

Electronic Measurement Instruments — 0.9%
Fortive Corp.	151,648	10,739,711

Enterprise Software/Service — 1.1%
salesforce.com, Inc.†	57,714	13,292,688

Entertainment Software — 1.4%
Electronic Arts, Inc.	120,420	17,109,274

Finance-Credit Card — 4.0%
Mastercard, Inc., Class A	59,338	22,670,676
Visa, Inc., Class A	109,643	25,608,219

		48,278,895

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	123,757	8,712,493

Finance-Other Services — 1.4%
Nasdaq, Inc.	104,520	16,884,161

Food-Confectionery — 0.7%
Mondelez International, Inc., Class A	132,869	8,079,764

Food-Dairy Products — 1.0%
Danone SA	177,698	12,523,304

Instruments-Controls — 1.9%
Honeywell International, Inc.	102,449	22,850,225

Insurance-Multi-line — 0.9%
Chubb, Ltd.	65,528	11,243,950

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	72,793	23,663,548

Medical Instruments — 1.9%
Medtronic PLC	179,143	23,453,402

Medical Labs & Testing Services — 0.6%
ICON PLC†	30,628	6,644,745

Medical-Biomedical/Gene — 1.7%
Illumina, Inc.†	20,312	7,979,366
Vertex Pharmaceuticals, Inc.†	57,322	12,507,660

		20,487,026

Medical-Drugs — 6.6%
Eli Lilly & Co.	74,031	13,530,646
Johnson & Johnson	148,951	24,238,796
Merck & Co., Inc.	196,373	14,629,789
PRA Health Sciences, Inc.†	99,673	16,634,427
Zoetis, Inc.	59,131	10,231,437

		79,265,095

Oil Companies-Exploration & Production — 0.6%
ConocoPhillips	137,075	7,010,016

Pharmacy Services — 1.0%
Cigna Corp.	48,023	11,958,207

Pipelines — 0.6%
Enterprise Products Partners LP	314,812	7,243,824

Private Equity — 0.8%
Blackstone Group, Inc., Class A	114,969	10,173,607

Real Estate Investment Trusts — 3.0%
American Tower Corp.	89,413	22,779,750
Equinix, Inc.	18,968	13,671,376

		36,451,126

Retail-Building Products — 1.5%
Home Depot, Inc.	55,392	17,928,729

Retail-Discount — 3.6%
Costco Wholesale Corp.	31,123	11,580,557
Dollar General Corp.	59,414	12,759,156
Target Corp.	89,356	18,519,925

		42,859,638

Retail-Gardening Products — 1.3%
Tractor Supply Co.	80,390	15,161,554

Retail-Restaurants — 0.8%
Starbucks Corp.	80,868	9,258,577

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	73,416	11,244,395

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	65,712	8,720,640

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	21,747	16,367,895

Transport-Rail — 1.2%
Canadian National Railway Co.	136,926	14,740,084

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	11,280	2,908,097

Web Portals/ISP — 6.1%
Alphabet, Inc., Class A†	23,217	54,641,210
Alphabet, Inc., Class C†	8,095	19,509,921

		74,151,131

TOTAL INVESTMENTS (cost $611,344,033)	92.7%	1,119,101,043
Other assets less liabilities	7.3	88,778,429

NET ASSETS	100.0%	$1,207,879,472

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,063,709,429	$55,391,614	**	$—	$1,119,101,043

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

See Notes to Portfolio of Investmemts

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 60.2%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	7,372	$606,421

Aerospace/Defense — 0.8%
Lockheed Martin Corp.	4,969	1,891,003
Northrop Grumman Corp.	6,830	2,420,825

		4,311,828

Aerospace/Defense-Equipment — 0.6%
L3Harris Technologies, Inc.	16,908	3,537,661

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	34,805	2,197,240

Applications Software — 2.0%
Microsoft Corp.	45,069	11,365,500

Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC†	6,393	919,889
Lear Corp.	18,682	3,434,499

		4,354,388

Banks-Commercial — 1.4%
Truist Financial Corp.	129,684	7,691,558

Banks-Fiduciary — 0.3%
Northern Trust Corp.	17,257	1,963,847

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	16,939	3,166,746
US Bancorp	75,377	4,473,625

		7,640,371

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	11,061	1,594,554

Beverages-Wine/Spirits — 0.3%
Diageo PLC	39,272	1,762,954

Brewery — 0.3%
Constellation Brands, Inc., Class A	7,075	1,700,264

Broadcast Services/Program — 0.3%
Discovery, Inc., Class C†	47,573	1,537,084

Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	103,488	6,451,442

Building Products-Cement — 0.2%
Vulcan Materials Co.	6,860	1,222,726

Building Products-Wood — 0.9%
Masco Corp.	82,826	5,290,925

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	204,270	11,469,760

Cellular Telecom — 0.6%
T-Mobile US, Inc.†	24,167	3,193,186

Chemicals-Diversified — 1.1%
DuPont de Nemours, Inc.	25,962	2,001,930
PPG Industries, Inc.	25,100	4,298,124

		6,300,054

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	72,228	2,303,351

Commercial Services-Finance — 0.4%
Equifax, Inc.	9,472	2,171,267

Computer Services — 1.3%
Accenture PLC, Class A	17,867	5,180,894
Amdocs, Ltd.	29,542	2,267,053

		7,447,947

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	12,939	1,725,027

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	26,475	2,136,533

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	20,144	3,080,018
Fiserv, Inc.†	25,903	3,111,468

		6,191,486

Diagnostic Equipment — 1.4%
Danaher Corp.	21,635	5,493,992
Thermo Fisher Scientific, Inc.	5,097	2,396,762

		7,890,754

Distribution/Wholesale — 0.5%
LKQ Corp.†	55,110	2,574,188

Diversified Banking Institutions — 5.7%
Bank of America Corp.	191,588	7,765,062
Goldman Sachs Group, Inc.	35,089	12,226,762
JPMorgan Chase & Co.	63,666	9,792,467
Morgan Stanley	27,400	2,261,870

		32,046,161

Diversified Manufacturing Operations — 2.2%
3M Co.	14,193	2,798,008
Eaton Corp. PLC	53,265	7,613,166
Trane Technologies PLC	12,138	2,109,949

		12,521,123

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	7,096	1,765,556

Electric-Integrated — 2.4%
Duke Energy Corp.	44,247	4,455,230
Exelon Corp.	49,407	2,220,351
PG&E Corp.†	187,132	2,118,334
Pinnacle West Capital Corp.	14,071	1,191,110
Southern Co.	56,597	3,745,024

		13,730,049

Electronic Components-Semiconductors — 1.9%
Intel Corp.	80,198	4,613,791
Samsung Electronics Co., Ltd. (Preference Shares)	24,123	1,583,074
Texas Instruments, Inc.	23,713	4,280,434

		10,477,299

Enterprise Software/Service — 0.4%
Oracle Corp.	27,744	2,102,718

Entertainment Software — 0.3%
Electronic Arts, Inc.	13,425	1,907,424

Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	125,994	8,869,978

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	17,195	1,794,642
Nasdaq, Inc.	12,061	1,948,334

		3,742,976

Food-Confectionery — 0.4%
J.M. Smucker Co.	8,080	1,058,399
Mondelez International, Inc., Class A	23,380	1,421,738

		2,480,137

Food-Misc./Diversified — 1.1%
Danone SA	26,089	1,838,628
General Mills, Inc.	28,344	1,725,016
Nestle SA	23,563	2,809,123

		6,372,767

Instruments-Controls — 1.1%
Honeywell International, Inc.	27,870	6,216,125

Insurance Brokers — 1.7%
Aon PLC, Class A	19,382	4,873,410
Marsh & McLennan Cos., Inc.	13,273	1,801,146
Willis Towers Watson PLC	11,257	2,913,987

		9,588,543

Insurance-Multi-line — 0.9%
Chubb, Ltd.	30,709	5,269,357

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	20,919	3,235,333

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	2,305	1,888,486
Invesco, Ltd.	68,238	1,842,426
T. Rowe Price Group, Inc.	7,043	1,262,106

		4,993,018

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	8,128	1,854,078

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	11,505	895,894

Machinery-Pumps — 0.4%
Ingersoll Rand, Inc.†	40,982	2,024,921

Medical Instruments — 1.1%
Medtronic PLC	49,070	6,424,244

Medical Labs & Testing Services — 0.8%
ICON PLC†	6,568	1,424,928
Quest Diagnostics, Inc.	25,347	3,342,762

		4,767,690

Medical-Biomedical/Gene — 0.2%
Vertex Pharmaceuticals, Inc.†	5,956	1,299,599

Medical-Drugs — 3.6%
Bayer AG	15,292	989,221
Johnson & Johnson	59,812	9,733,207
Merck & Co., Inc.	92,438	6,886,631
Roche Holding AG	7,593	2,473,871

		20,082,930

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	17,178	3,221,906

Metal-Diversified — 0.2%
Rio Tinto PLC	15,017	1,262,049

Oil Companies-Exploration & Production — 0.9%
ConocoPhillips	30,328	1,550,974
Hess Corp.	36,600	2,727,066
Pioneer Natural Resources Co.	6,039	928,979

		5,207,019

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	14,364	1,062,361

Pharmacy Services — 1.6%
Cigna Corp.	35,702	8,890,155

Pipelines — 0.1%
Enterprise Products Partners LP	19,049	438,317

Private Equity — 0.4%
Blackstone Group, Inc., Class A	23,065	2,041,022

Real Estate Investment Trusts — 0.4%
STORE Capital Corp.	56,990	2,039,672

Retail-Building Products — 0.6%
Home Depot, Inc.	9,793	3,169,700

Retail-Discount — 0.8%
Target Corp.	4,097	849,144
Walmart, Inc.	26,454	3,701,179

		4,550,323

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV	13,572	2,612,746
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,899	3,256,929

		5,869,675

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	24,578	3,261,746

Tobacco — 1.0%
Philip Morris International, Inc.	61,904	5,880,880

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	9,710	2,007,737

Transport-Rail — 1.1%
Union Pacific Corp.	27,552	6,119,024

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	7,066	1,440,475

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	1,129	2,657,101

Total Common Stocks (cost $217,218,207)		338,419,398

CONVERTIBLE PREFERRED SECURITIES — 1.1%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	8,000	1,306,400

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,303,506

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	450,653

Electric-Integrated — 0.3%
CenterPoint Energy, Inc 7.00%.	32,905	1,464,602

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	14,114	1,659,524

Total Convertible Preferred Securities (cost $5,280,066)		6,184,685

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	$510,000	544,425

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 4.00% due 03/09/2026(6)	200,000	201,131
HSBC Holdings PLC 4.70% due 03/09/2031(6)	237,000	237,730

		438,861

Total Preferred Securities/Capital Securities (cost $963,499)		983,286

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 1.58% (3 ML+1.40%) due 10/15/2027*(1)	890,000	875,474
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	548,000	554,239
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class AS 1.51% (1 ML+1.40%) due 02/15/2035*	240,000	240,444
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class AS 1.31% (1 ML+1.20%) due 12/15/2035*	488,500	488,195
AREIT Trust FRS Series 2019-CRE3, Class AS 1.42% (1 ML+1.30%) due 09/14/2036*(2)	687,500	686,645
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	785,637
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.41% (1 ML+1.30%) due 09/15/2036*(2)	706,171	705,748
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	619,666
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.71% (1 ML+1.60%) due 12/28/2040*	155,844	166,283
BDS, Ltd. FRS Series 2019-FL4, Class A 1.22% (1 ML+1.10%) due 08/15/2036*	494,000	493,696
BPCRE Holder LLC FRS Series 2021-FL1, Class A 0.96% (1 ML+0.85%) due 02/15/2037*(2)	302,500	302,028
BSPRT Issuer, Ltd. FRS Series 2021-FL6, Class AS 1.41% (1 ML+1.30%) due 03/15/2036*	1,118,500	1,117,111
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	346,688	346,089
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.42% (1 ML+1.30%) due 05/15/2038*(2)	1,187,000	1,187,738
CHCP, Ltd. FRS Series 2021-FL1, Class AS 1.42% (1 ML+1.30%) due 02/15/2038*	509,000	509,159
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	81,640	82,062
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.87% (3 ML + 1.70%) due 11/07/2030*(1)	795,089	795,089
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	900,690
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	506,799
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.40% (3 ML+1.22%) due 01/15/2029*(1)	677,983	678,015
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.20% (3 ML+1.02%) due 04/15/2031*(1)	882,000	882,358
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.08% (3 ML+0.90%) due 04/15/2029*(1)	412,000	411,968
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class A 1.12% (1 ML+1.00%) due 04/15/2036*(2)	39,596	39,543
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	145,000	146,118
FORT CRE LLC FRS Series 2018-1A, Class A1 1.46% (1 ML+1.35%) due 11/16/2035*	255,108	255,108

GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	92,339	92,971
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	36,856	38,879
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	477,723
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	952,068
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	681,134
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,092,007
KREF, Ltd. FRS Series 2018-FL1, Class A 1.22% (1 ML+1.10%) due 06/15/2036*	399,140	399,140
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class AS 1.31% (1 ML+1.20%) due 07/15/2036*(2)	1,229,000	1,229,001
MF1, Ltd. FRS Series 2019-FL2, Class A 1.24% (1 ML+1.13%) due 12/25/2034*(2)	596,543	596,543
MF1, Ltd. FRS Series 2020-FL4, Class A 1.81% (1 ML+1.70%) due 11/15/2035*	351,500	354,351
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(1)	895,236	894,788
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	358,452
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	324,242
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class ARR coupon TBD due 07/15/2034*(1)	385,000	385,000
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 1.04% (3 ML+0.80%) due 01/15/2028*(1)	249,995	249,932
PFP, Ltd. FRS Series 2021-7, Class AS 1.26% (1 ML+1.15%) due 04/14/2038*(2)	891,000	888,781
Ready Capital Mtg. Financing LLC FRS Series 2021-FL5, Class A 1.11% (1 ML+1.00%) due 04/25/2038*(2)	715,000	714,330
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.30% due 12/25/2035(3)	16,311	16,209
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	346,655
TPG Real Estate Finance Issuer, Ltd. FRS Series 2021-FL4, Class A 1.32% (1 ML+1.20%) due 03/15/2038*	1,184,000	1,184,000
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	527,251
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	555,142
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	152,237	152,703
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(2)	1,871,902	2,007,029
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	973,998

Total Asset Backed Securities (cost $28,757,296)		29,268,231

U.S. CORPORATE BONDS & NOTES — 10.9%
Aerospace/Defense — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	322,000	365,378

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	455,000	484,648

Applications Software — 0.2%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	421,000	391,490
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	320,000	308,062
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	100,000	104,981
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	160,000	182,625

		987,158

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	165,000	175,026

Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.75% due 04/01/2046	216,000	297,276
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	200,000	208,599
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	344,000	360,478
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	988,946

		1,855,299

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	461,000	506,622
Lear Corp. Senior Notes 4.25% due 05/15/2029	222,000	247,612

		754,234

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	258,031
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	321,609

		579,640

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.60% due 04/24/2025	387,000	398,409
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	295,000	300,408
State Street Corp. Senior Notes 2.90% due 03/30/2026	86,000	91,874

		790,691

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	76,000	80,977
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	155,000	165,172
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	120,000	131,625

		377,774

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	429,000	679,753
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	491,000	537,546

		1,217,299

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	625,000	630,005

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	263,471
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	47,000	47,359
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	166,000	183,823
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	81,000	88,106

		582,759

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 2.00% due 02/15/2031	894,000	853,478

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	447,000	429,553
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	414,000	470,642
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	90,000	105,848
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	203,000	187,275

Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	283,000	266,404
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	648,000	956,830

		2,416,552

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	191,000	199,113

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	334,000	331,529
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	477,000	537,965

		869,494

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	336,000	334,326
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	232,000	276,121

		610,447

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	131,000	136,925

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026	498,000	492,404

Computers — 0.2%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	80,000	83,537
Apple, Inc. Senior Notes 2.85% due 05/11/2024	403,000	429,584
Apple, Inc. Senior Notes 3.35% due 02/09/2027	107,000	118,342
Apple, Inc. Senior Notes 3.85% due 05/04/2043	210,000	241,449
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	340,000	390,399

		1,263,311

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	453,000	508,899

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	54,000	58,461

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	89,000	90,552
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	307,000	358,441

		448,993

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	275,123
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	510,000	555,480

		830,603

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	419,000	393,416
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	307,000	319,121
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	334,000	360,640
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	280,000	308,923
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	738,000	797,147
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	830,000	908,913
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	607,000	615,149
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	1,057,000	1,077,153
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	117,000	120,176
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	607,000	604,883
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,001,000	1,050,866

JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,051,000	1,166,218
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	227,000	249,387
Morgan Stanley Senior Notes 0.86% due 10/21/2025	108,000	107,837
Morgan Stanley Senior Notes 2.70% due 01/22/2031	888,000	907,046
Morgan Stanley Senior Notes 3.13% due 01/23/2023	67,000	70,135
Morgan Stanley Senior Notes 3.88% due 04/29/2024	311,000	339,449
Morgan Stanley Senior Notes 4.00% due 07/23/2025	228,000	254,150

		9,650,609

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	374,000	446,124

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	337,000	302,453

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	303,000	354,943
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	746,000	777,521

		1,132,464

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050	55,000	64,553
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	75,000	78,976
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	344,000	353,468
Exelon Corp. Senior Notes 4.05% due 04/15/2030	406,000	455,975
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	227,000	209,407
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	30,000	31,594
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	276,000	305,002
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	378,000	406,478
Northern States Power Co. 1st Mtg. Bonds 2.60% due 06/01/2051	401,000	368,473
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	101,000	98,405
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	195,000	173,121
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	488,000	512,956
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	166,000	204,857
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	206,000	221,857
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	243,000	248,207

		3,733,329

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	458,000	568,712

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	251,000	253,583
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	125,000	136,565
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	328,000	361,788
Intel Corp. Senior Notes 4.75% due 03/25/2050	453,000	573,415

		1,325,351

Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	359,000	398,369
The Western Union Co. Senior Notes 2.85% due 01/10/2025	121,000	127,729
Visa, Inc. Senior Notes 3.15% due 12/14/2025	897,000	980,729

		1,506,827

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	133,000	122,773
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	454,000	444,098
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	76,000	77,988
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	201,000	217,580

		862,439

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	93,000	96,525
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	450,000	498,379

		594,904

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	281,000	273,594
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	309,000	321,005
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	101,000	133,243

		727,842

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	2,000	1,987
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	393,000	423,326
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	344,000	385,960

		811,273

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	772,000	858,260
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	174,000	217,981

		1,076,241

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	191,000	201,117

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	230,000	240,995

Internet Brokers — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	141,000	145,330
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	202,000	230,796

		376,126

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	451,000	568,358

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	94,000	95,421
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	349,000	379,736

		475,157

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	373,000	428,812
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	169,000	180,206

		609,018

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	201,556
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	329,753
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	336,000	340,305
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	497,000	552,328

		1,423,942

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	121,000	123,532
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	351,000	405,314

		528,846

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	556,000	605,900

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	152,000	164,169

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	448,000	497,698
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	511,000	619,213
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	33,000	35,631
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	257,000	290,163

		1,442,705

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	359,000	347,535
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	150,000	148,468
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	268,000	285,479

		781,482

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	308,000	328,812
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	189,000	203,438

		532,250

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	210,000	192,504
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	255,000	286,233

		478,737

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	76,000	80,012

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	229,000	256,476
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	722,000	687,443
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	520,000	589,822

		1,533,741

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	116,000	117,187

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	321,000	341,302
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	162,000	173,553
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	479,000	517,760
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	499,000	552,099
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	331,000	340,731
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	108,000	121,574
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	326,000	374,671
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	174,000	187,679

		2,609,369

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	191,000	200,593

American Tower Corp. Senior Notes 3.10% due 06/15/2050	331,000	308,230
American Tower Corp. Senior Notes 3.60% due 01/15/2028	233,000	254,324
Boston Properties LP Senior Notes 2.55% due 04/01/2032	279,000	269,634
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	356,000	390,639
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	36,000	39,544
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	147,000	147,640
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	544,000	596,703
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	382,000	378,514
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	603,000	635,407
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	331,000	376,165
Prologis LP Senior Notes 2.25% due 04/15/2030	151,000	151,107
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	120,000	128,303
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	327,000	343,974

		4,220,777

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	399,000	583,320

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	233,000	264,404

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	424,000	486,304

Retail-Discount — 0.1%
Target Corp. Senior Notes 2.25% due 04/15/2025	609,000	640,860

Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	81,000	90,696
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	96,000	107,998

		198,694

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025	120,000	130,819

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	481,000	493,631
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	400,000	368,322
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	58,000	58,409
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	108,000	108,348
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	316,000	363,793
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	400,000	484,796

		1,877,299

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 1.90% due 08/15/2040	201,000	177,026

Total U.S. Corporate Bonds & Notes (cost $57,381,160)		61,575,773

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	239,133

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	467,000	472,938

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	582,000	585,485

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	507,002

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	380,206
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	70,000	75,327
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	363,000	401,663
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	106,000	120,087
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	117,000	131,368

		1,108,651

Diversified Banking Institutions — 0.1%
UBS Group AG Senior Notes 2.10% due 02/11/2032*	807,000	768,918

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	834,000	821,667
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	222,000	266,658

		1,088,325

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	237,000	277,962

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	570,000	610,270

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	159,145
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,381
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	154,000	156,567
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	141,000	150,764
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	487,000	534,049

		1,164,906

Gas-Transportation — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	714,000	778,331
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	55,000	61,295

		839,626

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	200,000	215,574

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	359,304

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,146,519

Oil Companies-Integrated — 0.2%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	483,139
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	365,000	349,884

		833,023

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	204,000	213,348
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	575,000	563,888

		777,236

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	231,624
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	692,025

		923,649

Telephone-Integrated — 0.0%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	266,678

Total Foreign Corporate Bonds & Notes (cost $11,606,909)		12,185,199

U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Mtg. Corp. — 2.5%
2.50% due 08/01/2040	67,033	70,409
3.00% due 01/01/2038	220,998	231,500
3.00% due 03/01/2043	182,199	194,084
3.00% due 04/01/2043	509,622	545,681
3.00% due 05/01/2043	439,368	470,851
3.00% due 05/01/2046	202,080	215,636
3.00% due 10/01/2046	405,342	433,488
3.00% due 11/01/2046	277,968	295,921
3.00% due 12/01/2046	50,385	53,346
3.00% due 03/01/2048	164,085	172,069
3.00% due 07/01/2050	21,447	22,882
3.50% due 11/01/2037	157,641	168,910
3.50% due 02/01/2042	170,298	186,577
3.50% due 04/01/2042	132,020	145,410
3.50% due 12/01/2042	302,152	331,035
3.50% due 04/01/2043	89,456	98,001
3.50% due 07/01/2043	14,620	15,971
3.50% due 08/01/2043	184,579	201,300
3.50% due 12/01/2045	159,151	172,044
3.50% due 12/01/2046	539,404	579,056
4.00% due 08/01/2037	36,488	39,775
4.00% due 11/01/2040	180,910	199,388
4.00% due 01/01/2041	388,920	428,635
4.00% due 04/01/2044	132,150	145,806
4.00% due 08/01/2047	244,891	264,742
4.50% due 08/01/2024	33,547	35,255
4.50% due 04/01/2035	12,038	13,407
4.50% due 07/01/2039	79,004	88,761
4.50% due 09/01/2039	36,722	41,259
4.50% due 10/01/2039	20,749	23,313
4.50% due 12/01/2039	30,841	34,652
4.50% due 05/01/2042	58,700	65,840
5.00% due 09/01/2033	50,048	57,673
5.00% due 03/01/2034	24,910	28,650
5.00% due 04/01/2034	9,143	10,562
5.00% due 08/01/2035	13,024	15,066
5.00% due 10/01/2035	34,286	39,656
5.00% due 11/01/2035	81,233	93,963
5.00% due 12/01/2036	14,822	17,129
5.00% due 07/01/2039	112,001	129,611
5.50% due 12/01/2033	49,212	57,486
5.50% due 01/01/2034	54,006	62,731
5.50% due 04/01/2034	5,454	6,108
5.50% due 11/01/2034	4,793	5,490
5.50% due 05/01/2035	11,630	13,155
5.50% due 09/01/2035	15,747	17,866
5.50% due 10/01/2035	6,753	7,577
6.00% due 10/01/2021	851	854
6.00% due 04/01/2034	23,272	26,320
6.00% due 07/01/2034	27,934	32,915
6.00% due 08/01/2034	73,061	86,695
6.00% due 09/01/2034	4,479	5,042
6.00% due 07/01/2035	16,646	19,822
6.00% due 08/01/2035	16,254	19,354
6.00% due 11/01/2035	16,889	20,111
6.00% due 03/01/2036	8,557	9,655
6.00% due 07/01/2036	6,554	7,387
6.00% due 10/01/2036	8,515	9,611
6.00% due 01/01/2037	18,600	22,072
6.00% due 05/01/2037	32,462	37,844
6.00% due 06/01/2037	11,407	13,339
6.50% due 05/01/2034	6,077	6,876
6.50% due 06/01/2034	27,925	31,838
6.50% due 08/01/2034	32,877	36,948
6.50% due 10/01/2034	15,494	17,744
6.50% due 11/01/2034	1,219	1,370
6.50% due 05/01/2037	9,392	10,555
6.50% due 07/01/2037	9,036	10,155
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	317,243
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	341,421
Series K718, Class A2 2.79% due 01/25/2022(2)	295,358	299,123
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	90,066
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	457,911
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	242,647
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	216,583
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	288,876
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	551,520
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	382,286
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32% due 11/25/2027(2)(3)(4)	3,192,000	46,460
Series K070, Class XAM 0.37% due 12/25/2027(2)(3)(4)	1,984,000	34,856
Series K721, Class XAM 0.40% due 11/25/2024(2)(3)(4)	3,013,000	30,783
Series K069, Class XAM 0.41% due 09/25/2027(2)(3)(4)	2,042,000	39,158
Series K072, Class XAM 0.41% due 12/25/2027(2)(3)(4)	2,208,000	42,606
Series K071, Class X1 0.42% due 11/25/2027(2)(3)(4)	2,265,941	40,505
Series K127, Class X1 0.42% due 01/25/2031(2)(3)(4)	1,121,564	31,406
Series K728, Class XAM 0.43% due 08/25/2024(2)(3)(4)	2,996,000	35,805
Series K154, Class X1 0.44% due 11/25/2032(2)(3)(4)	1,712,989	47,102

Series K070, Class X1 0.46% due 11/25/2027(2)(3)(4)	2,046,267	42,063
Series K068, Class XAM 0.46% due 08/25/2027(2)(3)(4)	1,898,000	42,221
Series K729, Class X1 0.48% due 10/25/2024(2)(3)(4)	3,804,987	39,552
Series K072, Class X1 0.49% due 12/25/2027(2)(3)(4)	3,501,765	79,290
Series K728, Class X1 0.53% due 08/25/2024(2)(3)(4)	5,459,993	61,091
Series K128, Class X1 0.53% due 03/25/2031(2)(3)(4)	908,454	41,137
Series K068, Class X1 0.56% due 08/25/2027(2)(3)(4)	1,311,197	33,475
Series K727, Class XAM 0.63% due 07/25/2024(2)(3)(4)	2,786,000	45,630
Series K067, Class X1 0.71% due 07/25/2027(2)(3)(4)	2,355,524	77,583
Series K727, Class X1 0.73% due 07/25/2024(2)(3)(4)	989,916	14,659
Series K128, Class XAM 0.74% due 03/25/2031(2)(3)(4)	386,416	25,911
Series K066, Class XAM 0.77% due 06/25/2027(2)(3)(4)	2,696,000	105,114
Series K125, Class XAM 0.87% due 02/25/2031(2)(3)(4)	463,094	32,213
Series K066, Class X1 0.89% due 06/25/2027(2)(3)(4)	905,775	36,988
Series K726, Class X1 1.02% due 04/25/2024(2)(3)(4)	1,054,284	21,605
Series K124, Class XAM 1.03% due 01/25/2031(2)(3)(4)	313,326	25,665
Series K122, Class XAM 1.17% due 11/25/2030(2)(3)(4)	283,086	26,336
Series K097, Class X1 1.22% due 07/25/2029(2)(3)(4)	164,383	13,091
Series K118, Class XAM 1.26% due 09/25/2030(2)(3)(4)	160,069	15,973
Series K098, Class X1 1.27% due 08/25/2029(2)(3)(4)	1,036,016	86,403
Series K114, Class XAM 1.44% due 06/25/2030(2)(3)(4)	272,251	30,113
Series -K116, Class XAM 1.70% due 08/25/2030(2)(3)(4)	246,234	32,967
Series K112, Class XAM 1.77% due 05/25/2030(2)(3)(4)	267,239	36,310
Series K111, Class XAM 1.91% due 05/25/2030(2)(3)(4)	678,770	99,364
Series K109, Class XAM 1.92% due 04/25/2030(2)(3)(4)	200,000	29,045
Series K110, Class XAM 1.99% due 04/25/2030(2)(3)(4)	547,569	82,637
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	35,000	36,889
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	167,288
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	164,193
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	532,299
Series K029, Class A2 3.32% due 02/25/2023(2)(3)	143,000	150,102
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	339,000	360,583
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	201,892
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(4)(5)	106,588	8,213
Series 4474, Class HJ 3.00% due 07/15/2039(5)	37,001	39,534
Series 4471, Class PI 4.50% due 12/15/2040(4)(5)	16,651	1,571
Series 3629, Class CZ 5.00% due 01/15/2040(5)	50,166	57,268
Series 3845, Class AI 5.50% due 02/15/2036(4)(5)	17,222	3,167
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(5)	132,337	140,372
Series 2019-4, Class MV 3.00% due 02/25/2059(5)	66,782	71,148
Series 2019-2, Class MA 3.50% due 08/25/2058(5)	7,382	7,930
Series 2019-2, Class MV 3.50% due 08/25/2058(5)	46,380	51,103
Series 2019-3, Class MA 3.50% due 10/25/2058(5)	89,646	96,522
Series 2019-3, Class MV 3.50% due 10/25/2058(5)	65,585	72,220

		13,849,321

Federal National Mtg. Assoc. — 2.6%
2.00% due 01/01/2051	43,072	43,687
2.00% due 02/01/2051	69,402	70,420
2.41% due 05/01/2023	93,144	95,861
2.50% due 11/01/2031	18,170	18,985
2.50% due 07/01/2040	51,304	54,141
2.50% due 02/01/2050	240,908	250,499
2.50% due 06/01/2050	33,634	35,418
2.50% due 07/01/2050	319,021	335,271
2.55% due 05/01/2023	85,166	87,836
2.59% due 05/01/2023	87,648	90,452
2.70% due 07/01/2025	75,000	80,188
3.00% due 11/01/2028	56,981	60,418
3.00% due 12/01/2031	461,263	490,851
3.00% due 09/01/2032	303,961	320,547
3.00% due 03/01/2033	51,160	53,988
3.00% due 08/01/2033	15,954	16,816
3.00% due 07/01/2037	63,047	66,198
3.00% due 11/01/2037	114,618	120,355
3.00% due 09/01/2046	84,664	90,120

3.00% due 08/01/2050	558,066	584,601
3.00% due 09/01/2050	265,240	277,994
3.50% due 04/01/2038	113,999	121,871
3.50% due 11/01/2041	21,119	23,123
3.50% due 01/01/2042	244,094	267,357
3.50% due 01/01/2043	85,191	93,300
3.50% due 04/01/2043	290,583	317,332
3.50% due 05/01/2043	240,219	260,488
3.50% due 07/01/2043	360,119	391,867
3.50% due 08/01/2043	129,696	142,032
3.50% due 09/01/2043	526,397	574,371
3.50% due 02/01/2045	397,608	434,446
3.50% due 09/01/2045	341,537	369,347
3.50% due 10/01/2045	293,354	318,823
3.50% due 01/01/2046	98,041	106,667
3.50% due 05/01/2046	104,612	113,480
3.50% due 07/01/2046	386,398	419,041
4.00% due 09/01/2040	264,896	291,803
4.00% due 11/01/2040	80,023	88,145
4.00% due 12/01/2040	182,704	201,387
4.00% due 02/01/2041	90,233	99,105
4.00% due 06/01/2041	199,162	219,401
4.00% due 11/01/2041	74,184	81,661
4.00% due 01/01/2042	483,042	532,635
4.00% due 04/01/2042	69,789	76,948
4.00% due 10/01/2042	59,291	65,414
4.00% due 12/01/2042	67,135	74,439
4.00% due 01/01/2043	78,266	86,677
4.00% due 04/01/2043	14,226	15,598
4.00% due 05/01/2043	132,898	145,984
4.00% due 06/01/2043	86,629	95,412
4.00% due 07/01/2043	61,373	67,379
4.00% due 04/01/2044	46,726	51,789
4.00% due 05/01/2044	156,123	171,932
4.00% due 11/01/2044	59,517	65,325
4.00% due 06/01/2047	210,962	228,623
4.50% due 08/01/2033	54,909	61,093
4.50% due 03/01/2034	161,825	180,215
4.50% due 01/01/2040	40,013	44,577
4.50% due 02/01/2041	90,012	101,264
4.50% due 04/01/2041	146,063	164,875
4.50% due 01/01/2043	98,136	110,284
4.50% due 04/01/2044	575,559	645,005
4.50% due 06/01/2044	60,534	67,383
5.00% due 03/01/2026	48,749	54,558
5.00% due 11/01/2033	28,536	32,855
5.00% due 03/01/2034	22,404	25,747
5.00% due 05/01/2034	8,159	9,411
5.00% due 08/01/2034	8,759	10,093
5.00% due 09/01/2034	25,264	29,098
5.00% due 06/01/2035	34,484	39,582
5.00% due 07/01/2035	86,482	99,877
5.00% due 08/01/2035	18,101	20,932
5.00% due 09/01/2035	14,193	16,416
5.00% due 10/01/2035	64,483	74,540
5.00% due 10/01/2039	16,842	19,214
5.00% due 11/01/2039	39,853	46,003
5.00% due 11/01/2040	30,994	35,480
5.00% due 01/01/2041	3,613	3,998
5.00% due 03/01/2041	18,851	21,773
5.50% due 05/01/2022	1,341	1,362
5.50% due 02/01/2033	8,898	10,022
5.50% due 06/01/2033	36,981	42,819
5.50% due 07/01/2033	113,843	131,868
5.50% due 11/01/2033	38,085	43,740
5.50% due 12/01/2033	6,795	7,610
5.50% due 01/01/2034	33,001	37,434
5.50% due 02/01/2034	53,880	62,021
5.50% due 03/01/2034	11,767	13,360
5.50% due 04/01/2034	16,091	18,030
5.50% due 05/01/2034	81,156	93,166
5.50% due 06/01/2034	8,858	10,131
5.50% due 07/01/2034	87,296	100,201
5.50% due 09/01/2034	104,350	118,104
5.50% due 10/01/2034	148,257	170,017
5.50% due 11/01/2034	153,921	177,318
5.50% due 12/01/2034	65,578	76,007
5.50% due 01/01/2035	122,371	142,252
5.50% due 04/01/2035	19,670	22,867
5.50% due 09/01/2035	79,148	90,487
5.50% due 06/01/2036	37,787	42,303
5.50% due 03/01/2037	15,655	17,756
6.00% due 05/01/2021	33	33
6.00% due 07/01/2021	322	323
6.00% due 04/01/2034	34,291	40,121
6.00% due 05/01/2034	30,568	34,385
6.00% due 06/01/2034	131,744	153,668
6.00% due 07/01/2034	51,513	60,445
6.00% due 08/01/2034	21,560	24,313
6.00% due 10/01/2034	61,620	72,369
6.00% due 11/01/2034	12,806	14,623
6.00% due 12/01/2034	3,735	4,203
6.00% due 08/01/2035	5,580	6,278
6.00% due 09/01/2035	24,056	28,150
6.00% due 10/01/2035	22,637	26,225
6.00% due 11/01/2035	4,776	5,376
6.00% due 12/01/2035	50,902	59,086
6.00% due 02/01/2036	49,055	55,383
6.00% due 03/01/2036	4,308	4,868
6.00% due 04/01/2036	14,100	16,557
6.00% due 06/01/2036	3,659	4,352
6.00% due 12/01/2036	8,233	9,374
6.00% due 07/01/2037	15,844	18,561
6.50% due 06/01/2031	13,867	16,078
6.50% due 09/01/2031	12,703	14,438
6.50% due 07/01/2032	37,069	43,070
6.50% due 08/01/2032	22,307	25,422
6.50% due 01/01/2033	18,636	21,419
6.50% due 04/01/2034	5,294	6,286
6.50% due 06/01/2034	6,037	6,957
6.50% due 05/01/2036	18,574	21,586
6.50% due 01/01/2037	6,802	7,641
6.50% due 02/01/2037	36,667	42,465
6.50% due 05/01/2037	16,915	19,337
6.50% due 07/01/2037	19,213	22,464
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(5)	20,711	20,942

Series 2015-61, Class PA 2.00% due 05/25/2044(5)	42,601	43,576
Series 2016-19, Class AD 2.00% due 04/25/2046(5)	55,340	57,147
Series 2013-1, Class YI 3.00% due 02/25/2033(4)(5)	70,782	7,089
Series 2010-43, Class AH 3.25% due 05/25/2040(5)	32,649	35,310
Series 2014-7, Class VA 3.50% due 05/25/2025(5)	99,457	101,158
Series 2010-113, Class GB 4.00% due 10/25/2040(5)	38,410	42,630
Series 2016-40, Class IQ 4.00% due 07/25/2046(4)(5)	79,762	15,223
Series 2005-18, Class EC 5.00% due 03/25/2025(5)	12,585	13,317
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.66% due 12/25/2026(2)(3)	312,904	335,104

		14,758,348

Government National Mtg. Assoc. — 2.4%
2.00% due May 30 TBA	1,400,000	1,427,672
2.50% due 12/20/2050	935,527	972,655
2.50% due 02/20/2051	520,748	541,211
2.50% due May 30 TBA	1,600,000	1,662,250
3.00% due 04/20/2045	98,356	104,763
3.00% due 04/20/2046	46,553	49,371
3.00% due 08/20/2046	49,744	52,675
3.00% due 09/20/2046	122,578	129,510
3.00% due 11/20/2047	585,729	621,190
3.00% due 01/20/2048	914,831	966,927
3.00% due 09/20/2050	260,129	272,723
3.00% due May 30 TBA	1,100,000	1,150,893
3.50% due 12/15/2041	154,424	174,966
3.50% due 02/15/2042	34,495	37,377
3.50% due 06/20/2043	213,443	231,411
3.50% due 07/20/2043	273,411	296,455
3.50% due 11/20/2047	194,224	208,137
3.50% due 03/20/2048	623,246	666,299
3.50% due May 30 TBA	1,375,000	1,458,145
4.00% due 01/20/2041	241,520	267,397
4.00% due 02/20/2041	59,978	66,551
4.00% due 04/20/2041	48,012	53,373
4.00% due 02/20/2042	65,429	73,157
4.00% due May 30 TBA	675,000	721,868
4.50% due 07/20/2033	3,652	4,099
4.50% due 09/20/2033	32,112	36,045
4.50% due 12/20/2034	10,964	12,308
4.50% due 11/15/2039	57,795	65,188
4.50% due 03/15/2040	95,402	109,525
4.50% due 04/15/2040	89,732	101,480
4.50% due 06/15/2040	29,631	33,636
4.50% due 01/20/2041	60,476	68,734
4.50% due 07/20/2049	191,172	208,843
5.00% due 07/20/2033	7,115	8,112
5.00% due 06/15/2034	33,784	39,200
5.00% due 10/15/2034	14,676	17,021
5.50% due 11/15/2032	35,775	39,819
5.50% due 05/15/2033	130,642	150,431
5.50% due 12/15/2033	37,781	43,860
5.50% due 10/15/2035	975	1,099
6.00% due 09/15/2032	41,287	48,898
6.00% due 04/15/2033	51,658	61,243
6.00% due 02/15/2034	80,537	93,737
6.00% due 07/15/2034	22,487	26,812
6.00% due 09/15/2034	12,370	13,915
6.00% due 01/20/2035	10,596	12,445
6.00% due 02/20/2035	13,819	16,210
6.00% due 04/20/2035	9,115	10,706
6.00% due 01/15/2038	41,457	48,861
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(5)	44,402	49,079
Series 2012-12, Class KN 4.50% due 09/20/2041(5)	29,806	32,734
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.56% due 02/16/2059(2)(3)(4)	689,993	30,727

		13,591,743

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	3,273	3,377
Series 2004-20D, Class 1 4.77% due 04/01/2024	11,226	11,723
Series 2005-20C, Class 1 4.95% due 03/01/2025	37,699	39,548
Series 2004-20I, Class 1 4.99% due 09/01/2024	20,282	21,246
Series 2004-20E, Class 1 5.18% due 05/01/2024	18,252	19,104
Series 2004-20F, Class 1 5.52% due 06/01/2024	24,228	25,461

		120,459

Uniform Mtg. Backed Securities — 4.2%
1.50% due May 15 TBA	375,000	379,453
2.00% due May 15 TBA	1,450,000	1,497,352
2.00% due May 30 TBA	1,975,000	1,993,284
2.00% due June 30 TBA	4,625,000	4,658,619
2.00% due July 30 TBA	1,950,000	1,960,129
2.50% due May 15 TBA	1,775,000	1,854,320
2.50% due May 30 TBA	4,685,000	4,853,946
3.00% due May 15 TBA	375,000	395,273
3.00% due May 30 TBA	1,125,000	1,178,104
3.00% due June 30 TBA	3,200,000	3,348,989
3.50% due June 30 TBA	550,000	584,534
4.00% due May 30 TBA	675,000	725,137

		23,429,140

Total U.S. Government Agencies (cost $63,811,091)		65,749,011

U.S. GOVERNMENT TREASURIES — 7.1%
United States Treasury Bonds — 2.3%
1.38% due 11/15/2040	2,000,000	1,741,250
2.38% due 11/15/2049	4,680,000	4,759,340
2.50% due 02/15/2045	4,616,000	4,812,000
2.88% due 05/15/2043	895,000	997,960
3.00% due 02/15/2048	798,500	913,253

		13,223,803

United States Treasury Notes — 4.8%
0.13% due 12/31/2022	3,500,000	3,499,180
0.38% due 11/30/2025	9,300,000	9,136,524
1.38% due 01/31/2025	14,000,000	14,432,031

		27,067,735

Total U.S. Government Treasuries (cost $40,415,834)		40,291,538

MUNICIPAL BONDS & NOTES — 0.4%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	290,983
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	708,783
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,080,935

Total Municipal Bonds & Notes (cost $1,674,722)		2,080,701

TOTAL INVESTMENTS (cost $427,108,784)	99.0%	556,737,822
Other assets less liabilities	1.0	5,571,995

NET ASSETS	100.0%	$562,309,817

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $36,998,011 representing 6.6% of net assets.

(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.

ADR— American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC— Real Estate Mortgage Investment Conduit

SCRT— Seasoned Credit Risk Transfer Trust

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Certain details associated with this purchase are not known prior to the settlement date of the transaction and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML— 1 Month USD LIBOR

3ML— 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$325,700,478	$12,718,920	**	$—	$338,419,398
Convertible Preferred Securities	4,881,179	1,303,506		—	6,184,685
Preferred Securities/Capital Securities	—	983,286		—	983,286
Asset Backed Securities	—	29,268,231		—	29,268,231
U.S. Corporate Bonds & Notes	—	61,575,773		—	61,575,773
Foreign Corporate Bonds & Notes	—	12,185,199		—	12,185,199
U.S. Government Agencies	—	65,749,011		—	65,749,011
U.S. Government Treasuries	—	40,291,538		—	40,291,538
Municipal Bonds & Notes	—	2,080,701		—	2,080,701

Total Investments at Value	$330,581,657	$226,156,165		$—	$556,737,822

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.8%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.†	13,953	$787,089

Airlines — 0.2%
JetBlue Airways Corp.†	52,746	1,073,909

Apparel Manufacturers — 1.1%
Capri Holdings, Ltd.†	25,210	1,388,567
Carter’s, Inc.†	7,353	799,933
Columbia Sportswear Co.	5,097	555,624
Deckers Outdoor Corp.†	4,702	1,590,216
Urban Outfitters, Inc.†	11,424	410,122

		4,744,462

Applications Software — 0.5%
CDK Global, Inc.	20,321	1,089,003
Concentrix Corp.†	6,940	1,078,337

		2,167,340

Athletic Equipment — 0.2%
YETI Holdings, Inc.†	12,513	1,068,860

Auto/Truck Parts & Equipment-Original — 1.4%
Adient PLC†	15,696	727,352
Dana, Inc.	24,146	610,894
Fox Factory Holding Corp.†	6,977	1,069,086
Gentex Corp.	40,668	1,430,700
Lear Corp.	9,130	1,678,459
Visteon Corp.†	4,659	567,513

		6,084,004

Banks-Commercial — 6.5%
Associated Banc-Corp	25,508	558,370
BancorpSouth Bank	16,093	476,192
Bank of Hawaii Corp.	6,699	608,872
Bank OZK	20,176	827,014
Cathay General Bancorp	12,474	504,947
CIT Group, Inc.	16,475	877,953
Commerce Bancshares, Inc.	17,587	1,368,444
Cullen/Frost Bankers, Inc.	9,383	1,126,523
East West Bancorp, Inc.	23,627	1,799,196
First Financial Bankshares, Inc.	23,741	1,165,208
First Horizon Corp.	92,709	1,695,648
FNB Corp.	53,663	691,716
Fulton Financial Corp.	27,097	462,004
Glacier Bancorp, Inc.	15,927	938,897
Hancock Whitney Corp.	14,479	669,509
Home BancShares, Inc.	25,358	705,713
International Bancshares Corp.	9,297	440,585
PacWest Bancorp	19,495	846,278
Pinnacle Financial Partners, Inc.	12,683	1,111,538
Prosperity Bancshares, Inc.	15,510	1,137,814
Signature Bank	9,525	2,395,633
Synovus Financial Corp.	24,809	1,162,550
TCF Financial Corp.	25,470	1,159,394
Texas Capital Bancshares, Inc.†	8,424	578,139
Trustmark Corp.	10,583	342,995
UMB Financial Corp.	7,237	702,206
Umpqua Holdings Corp.	36,787	685,710
United Bankshares, Inc.	21,526	845,326
Valley National Bancorp	67,697	932,188
Webster Financial Corp.	15,070	797,354
Wintrust Financial Corp.	9,495	732,064

		28,345,980

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,699	478,161
EnerSys	7,125	652,507

		1,130,668

Brewery — 0.4%
Boston Beer Co., Inc., Class A†	1,536	1,868,529

Building & Construction Products-Misc. — 1.7%
Builders FirstSource, Inc.†	34,454	1,676,876
Louisiana-Pacific Corp.	17,776	1,171,083
Owens Corning	17,512	1,695,337
Simpson Manufacturing Co., Inc.	7,233	815,159
Trex Co., Inc.†	19,327	2,087,123

		7,445,578

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	9,146	1,095,691
TopBuild Corp.†	5,511	1,225,536

		2,321,227

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	5,731	1,921,834

Building Products-Cement — 0.5%
Eagle Materials, Inc.	7,000	966,980
MDU Resources Group, Inc.	33,468	1,119,839

		2,086,819

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	60
Dycom Industries, Inc.†	5,110	479,369
MasTec, Inc.†	9,413	982,341

		1,461,770

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	9,241	1,308,433

Building-Residential/Commercial — 0.7%
KB Home	14,849	716,167
Taylor Morrison Home Corp.†	21,502	671,077
Toll Brothers, Inc.	18,700	1,172,490
Tri Pointe Homes, Inc.†	19,896	473,923

		3,033,657

Cable/Satellite TV — 0.4%
Cable One, Inc.	907	1,623,530

Casino Hotels — 0.2%
Boyd Gaming Corp.†	13,442	889,188

Casino Services — 0.1%
Scientific Games Corp.†	9,393	549,678

Chemicals-Diversified — 0.2%
Olin Corp.	23,832	1,025,491

Chemicals-Specialty — 1.2%
Ashland Global Holdings, Inc.	9,113	785,632
Cabot Corp.	9,449	518,561
Chemours Co.	27,568	832,554
Ingevity Corp.†	6,765	528,211
Minerals Technologies, Inc.	5,649	441,413
NewMarket Corp.	1,221	423,186
Sensient Technologies Corp.	7,080	582,259
Valvoline, Inc.	30,280	950,792

		5,062,608

Coatings/Paint — 0.5%
RPM International, Inc.	21,714	2,059,356

Commercial Services — 0.6%
CoreLogic, Inc.	12,209	973,057
John Wiley & Sons, Inc., Class A	7,267	413,783
LiveRamp Holdings, Inc.†	11,169	547,058
Progyny, Inc.†	6,114	347,948
WW International, Inc.†	7,944	220,366

		2,502,212

Commercial Services-Finance — 0.7%
H&R Block, Inc.	30,613	681,445
Sabre Corp.†	52,963	793,386
WEX, Inc.†	7,376	1,513,629

		2,988,460

Computer Data Security — 0.1%
Qualys, Inc.†	5,628	570,454

Computer Services — 1.1%
CACI International, Inc., Class A†	4,211	1,073,215
Genpact, Ltd.	29,203	1,388,019
MAXIMUS, Inc.	10,257	939,951
Perspecta, Inc.	22,851	668,849
Science Applications International Corp.	9,718	868,984

		4,939,018

Computer Software — 0.4%
J2 Global, Inc.†	7,087	857,527
Teradata Corp.†	18,192	899,958

		1,757,485

Computers-Integrated Systems — 0.3%
NCR Corp.†	21,714	993,416
NetScout Systems, Inc.†	12,257	321,072

		1,314,488

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	12,634	1,074,522

Consulting Services — 0.2%
FTI Consulting, Inc.†	5,715	793,528

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	4,072	860,047

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	4,427	267,878
Silgan Holdings, Inc.	13,042	549,981

		817,859

Containers-Paper/Plastic — 0.6%
AptarGroup, Inc.	10,876	1,640,210
Sonoco Products Co.	16,768	1,097,633

		2,737,843

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	47,353	474,004
Data Processing/Management — 0.7%
CommVault Systems, Inc.†	7,844	545,236
Fair Isaac Corp.†	4,880	2,544,481

		3,089,717

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,516	466,544

Diagnostic Equipment — 0.6%
Neogen Corp.†	8,887	853,241
Repligen Corp.†	8,501	1,799,747

		2,652,988

Diagnostic Kits — 0.2%
Quidel Corp.†	6,427	673,485

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,281	683,334

Distribution/Wholesale — 1.1%
Avient Corp.	15,237	773,582
IAA, Inc.†	22,457	1,410,524
KAR Auction Services, Inc.†	21,648	324,504
Univar Solutions, Inc.†	28,271	660,128
Watsco, Inc.	5,486	1,606,630

		4,775,368

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	8,894	1,704,535
ITT, Inc.	14,437	1,361,553
Trinity Industries, Inc.	13,706	378,834

		3,444,922

E-Commerce/Services — 0.4%
GrubHub, Inc.†	15,565	1,059,042
TripAdvisor, Inc.†	16,090	758,322

		1,817,364

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	4,095	1,086,158

Electric-Integrated — 1.2%
ALLETE, Inc.	8,675	610,373
Black Hills Corp.	10,480	722,911
Hawaiian Electric Industries, Inc.	18,223	784,682
IDACORP, Inc.	8,423	863,189
NorthWestern Corp.	8,448	574,718
OGE Energy Corp.	33,384	1,120,367
PNM Resources, Inc.	14,326	707,131

		5,383,371

Electronic Components-Misc. — 1.0%
Hubbell, Inc.	9,062	1,739,995
Jabil, Inc.	22,603	1,184,849
nVent Electric PLC	28,070	854,731
Vishay Intertechnology, Inc.	22,137	543,906

		4,323,481

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.	17,870	361,332
Cree, Inc.†	19,234	1,912,244
Lattice Semiconductor Corp.†	22,788	1,146,464
Semtech Corp.†	10,849	734,911
Silicon Laboratories, Inc.†	7,331	1,033,305
Synaptics, Inc.†	5,830	815,442

		6,003,698

Electronic Measurement Instruments — 0.4%
National Instruments Corp.	21,965	909,571
Vontier Corp.†	28,131	881,625

		1,791,196

Electronic Parts Distribution — 0.7%
Arrow Electronics, Inc.†	12,451	1,420,285

Avnet, Inc.	16,599	729,028
SYNNEX Corp.	6,889	834,947

		2,984,260

Electronics-Military — 0.2%
Mercury Systems, Inc.†	9,370	704,999

Energy-Alternate Sources — 1.1%
First Solar, Inc.†	14,151	1,082,976
SolarEdge Technologies, Inc.†	8,609	2,268,816
Sunrun, Inc.†	26,711	1,308,839

		4,660,631

Engineering/R&D Services — 0.7%
AECOM†	24,653	1,637,698
Fluor Corp.†	20,909	480,489
KBR, Inc.	23,507	929,937

		3,048,124

Enterprise Software/Service — 1.3%
ACI Worldwide, Inc.†	19,551	738,637
Blackbaud, Inc.†	8,075	574,294
Ceridian HCM Holding, Inc.†	21,855	2,064,860
Manhattan Associates, Inc.†	10,649	1,461,469
SailPoint Technologies Holding, Inc.†	15,260	745,146

		5,584,406

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	9,051	1,155,179

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	21,050	1,323,624

Finance-Consumer Loans — 0.5%
LendingTree, Inc.†	1,819	375,605
Navient Corp.	30,672	516,210
SLM Corp.	55,937	1,099,721

		1,991,536

Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	8,294	977,448

Finance-Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	7,014	982,872
Interactive Brokers Group, Inc., Class A	13,485	964,447
Jefferies Financial Group, Inc.	33,796	1,098,708

		3,046,027

Finance-Leasing Companies — 0.1%
PROG Holdings, Inc.	11,304	575,826

Finance-Other Services — 0.3%
SEI Investments Co.	19,881	1,221,489

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	56,509	861,197

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	10,646	1,614,040

Food-Baking — 0.2%
Flowers Foods, Inc.	32,860	787,326

Food-Catering — 0.1%
Healthcare Services Group, Inc.	12,470	373,476

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,975	93,921

Food-Misc./Diversified — 0.9%
Hain Celestial Group, Inc.†	13,673	560,730
Ingredion, Inc.	11,201	1,046,285
Lancaster Colony Corp.	3,265	603,078
Post Holdings, Inc.†	9,991	1,136,776
TreeHouse Foods, Inc.†	9,328	444,013

		3,790,882

Food-Retail — 0.3%
Grocery Outlet Holding Corp.†	14,467	584,322
Sprouts Farmers Market, Inc.†	19,687	504,184

		1,088,506

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	22,821	1,106,590

Funeral Services & Related Items — 0.3%
Service Corp. International	28,278	1,511,176

Garden Products — 0.4%
Scotts Miracle-Gro Co.	6,787	1,568,883

Gas-Distribution — 1.1%
National Fuel Gas Co.	15,215	755,577
New Jersey Resources Corp.	16,064	673,885
ONE Gas, Inc.	8,887	715,137
Southwest Gas Holdings, Inc.	9,551	665,896
Spire, Inc.	8,623	649,657
UGI Corp.	34,808	1,521,457

		4,981,609

Gold Mining — 0.3%
Royal Gold, Inc.	10,950	1,224,867

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	8,414	748,510
Stericycle, Inc.†	15,290	1,166,321

		1,914,831

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	13,839	1,051,349

Home Furnishings — 0.4%
Herman Miller, Inc.	9,844	408,526
Tempur Sealy International, Inc.	31,873	1,215,636

		1,624,162

Hotels/Motels — 0.6%
Choice Hotels International, Inc.†	4,820	548,516
Travel + Leisure Co.	14,342	925,489
Wyndham Hotels & Resorts, Inc.	15,550	1,136,861

		2,610,866

Human Resources — 0.9%
ASGN, Inc.†	8,846	930,422
Insperity, Inc.	5,931	519,200
ManpowerGroup, Inc.	9,179	1,109,649
Paylocity Holding Corp.†	6,262	1,210,069

		3,769,340

Industrial Automated/Robotic — 0.8%
Cognex Corp.	29,379	2,530,119
Colfax Corp.†	19,247	869,772

		3,399,891

Instruments-Controls — 0.3%
Woodward, Inc.	9,786	1,223,348

Insurance Brokers — 0.5%
Brown & Brown, Inc.	39,077	2,078,115

Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc.†	14,584	682,385
CNO Financial Group, Inc.	22,472	573,710
Primerica, Inc.	6,567	1,049,210

		2,305,305

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	11,680	1,435,005
Kemper Corp.	10,269	801,598

		2,236,603

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	2,335	1,585,395
First American Financial Corp.	18,334	1,182,543
Hanover Insurance Group, Inc.	6,073	839,957
Kinsale Capital Group, Inc.	3,573	621,738
Mercury General Corp.	4,435	276,167
Old Republic International Corp.	47,215	1,162,433
RLI Corp.	6,631	739,091
Selective Insurance Group, Inc.	9,994	760,943

		7,168,267

Insurance-Reinsurance — 0.9%
Essent Group, Ltd.	18,833	990,239
Reinsurance Group of America, Inc.	11,345	1,480,863
RenaissanceRe Holdings, Ltd.	8,464	1,428,808

		3,899,910

Internet Content-Information/News — 0.1%
Yelp, Inc.†	11,756	462,011

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	7,114	1,146,563
Federated Hermes, Inc.	15,705	452,304
Janus Henderson Group PLC	28,478	979,359
Stifel Financial Corp.	17,520	1,212,209

		3,790,435

Lasers-System/Components — 0.5%
Coherent, Inc.†	4,081	1,061,019
II-VI, Inc.†	17,485	1,173,943

		2,234,962

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	6,013	1,115,532
Universal Display Corp.	7,155	1,600,502

		2,716,034

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	13,942	559,911
Lincoln Electric Holdings, Inc.	9,958	1,275,122

		1,835,033

Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	11,413	1,420,120
Terex Corp.	11,583	544,285

		1,964,405

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,779	979,091

Machinery-Farming — 0.8%
AGCO Corp.	10,295	1,502,247
Toro Co.	17,962	2,058,445

		3,560,692

Machinery-General Industrial — 1.0%
Crane Co.	8,252	776,183
Middleby Corp.†	9,286	1,683,738
Nordson Corp.	9,020	1,906,918

		4,366,839

Machinery-Pumps — 0.9%
Curtiss-Wright Corp.	6,833	873,941
Flowserve Corp.	21,743	861,893
Graco, Inc.	28,168	2,163,302

		3,899,136

Medical Instruments — 1.1%
Bio-Techne Corp.	6,476	2,768,425
Cantel Medical Corp.†	6,278	551,899
Integra LifeSciences Holdings Corp.†	11,828	876,218
NuVasive, Inc.†	8,575	612,684

		4,809,226

Medical Labs & Testing Services — 1.1%
Charles River Laboratories International, Inc.†	8,306	2,761,330
Medpace Holdings, Inc.†	4,592	779,170
Syneos Health, Inc.†	13,795	1,170,506

		4,711,006

Medical Products — 2.0%
Avanos Medical, Inc.†	8,005	345,896
Envista Holdings Corp.†	26,718	1,156,355
Globus Medical, Inc., Class A†	12,899	925,761
Haemonetics Corp.†	8,482	570,499
Hill-Rom Holdings, Inc.	11,076	1,220,797
LivaNova PLC†	8,122	689,314
Masimo Corp.†	8,486	1,974,438
Penumbra, Inc.†	5,658	1,731,292

		8,614,352

Medical-Biomedical/Gene — 1.5%
Arrowhead Pharmaceuticals, Inc.†	17,323	1,260,421
Emergent BioSolutions, Inc.†	7,561	461,070
Exelixis, Inc.†	52,072	1,282,013
Halozyme Therapeutics, Inc.†	21,223	1,060,089
Ligand Pharmaceuticals, Inc.†	2,773	404,553
Nektar Therapeutics†	30,407	596,281
United Therapeutics Corp.†	7,434	1,498,397

		6,562,824

Medical-Drugs — 0.8%
Jazz Pharmaceuticals PLC†	9,401	1,545,524
PRA Health Sciences, Inc.†	10,773	1,797,906

		3,343,430

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	9,680	2,469,368

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	14,861	905,332

Tenet Healthcare Corp.†	17,724	1,050,324

		1,955,656

Medical-Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	5,483	1,479,588
Chemed Corp.	2,676	1,275,408
LHC Group, Inc.†	5,273	1,098,208

		3,853,204

Metal Processors & Fabrication — 0.2%
Timken Co.	11,373	953,853

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,750	375,245

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	25,588	1,237,692

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,486	448,570

Multimedia — 0.5%
FactSet Research Systems, Inc.	6,339	2,131,299

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	27,851	672,323

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co.	17,159	1,135,926
CNX Resources Corp.†	36,670	492,111
EQT Corp.†	46,541	888,933

		2,516,970

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	24,098	407,979

Oil-Field Services — 0.2%
ChampionX Corp.†	31,116	653,747

Optical Supplies — 0.2%
STAAR Surgical Co.†	7,772	1,064,842

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	27,138	1,884,734

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	16,568	1,405,960

Pipelines — 0.2%
Antero Midstream Corp.	47,758	412,629
Equitrans Midstream Corp.	68,079	555,525

		968,154

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,129	194,771
Sanderson Farms, Inc.	3,317	545,746

		740,517

Publishing-Newspapers — 0.4%
New York Times Co., Class A	24,199	1,098,876
TEGNA, Inc.	36,661	735,420

		1,834,296

Quarrying — 0.1%
Compass Minerals International, Inc.	5,670	385,106

Racetracks — 0.3%
Churchill Downs, Inc.	5,780	1,222,470

Real Estate Investment Trusts — 8.1%
American Campus Communities, Inc.	22,973	1,038,609
Apartment Income REIT Corp.	24,846	1,121,797
Brixmor Property Group, Inc.	49,531	1,106,523
Camden Property Trust	16,283	1,961,776
CoreSite Realty Corp.	7,138	867,196
Corporate Office Properties Trust	18,723	524,993
Cousins Properties, Inc.	24,796	909,269
CyrusOne, Inc.	20,105	1,464,247
Douglas Emmett, Inc.	27,528	923,289
EastGroup Properties, Inc.	6,619	1,050,171
EPR Properties	12,479	595,373
First Industrial Realty Trust, Inc.	21,552	1,072,643
Healthcare Realty Trust, Inc.	23,324	750,100
Highwoods Properties, Inc.	17,345	776,883
Hudson Pacific Properties, Inc.	25,195	708,231
JBG SMITH Properties	18,450	601,654
Kilroy Realty Corp.	17,674	1,211,376
Lamar Advertising Co., Class A	14,436	1,429,741
Life Storage, Inc.	12,595	1,209,876
Macerich Co.	19,373	267,154
Medical Properties Trust, Inc.	96,803	2,134,506
National Retail Properties, Inc.	29,253	1,357,924
Omega Healthcare Investors, Inc.	38,684	1,469,992
Park Hotels & Resorts, Inc.†	39,452	880,174
Pebblebrook Hotel Trust	21,917	523,378
Physicians Realty Trust	35,148	658,322
PotlatchDeltic Corp.	11,169	662,992
PS Business Parks, Inc.	3,349	543,777
Rayonier, Inc.	23,004	834,585
Rexford Industrial Realty, Inc.	21,936	1,218,545
Sabra Health Care REIT, Inc.	35,170	639,039
Service Properties Trust	27,509	338,773
SL Green Realty Corp.	11,575	856,666
Spirit Realty Capital, Inc.	19,171	911,389
STORE Capital Corp.	40,035	1,432,853
Urban Edge Properties	18,359	346,067
Weingarten Realty Investors	20,042	648,158

		35,048,041

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.†	8,531	1,603,060

Recreational Vehicles — 0.6%
Brunswick Corp.	12,981	1,390,654
Polaris, Inc.	9,722	1,361,372

		2,752,026

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	8,626	772,976

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.†	6,876	1,221,384
Six Flags Entertainment Corp.†	12,652	594,391

		1,815,775

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	24,963	862,971
Foot Locker, Inc.	17,393	1,025,839

		1,888,810

Retail-Automobile — 0.6%
AutoNation, Inc.†	9,196	942,406

Lithia Motors, Inc., Class A	4,445	1,708,569

		2,650,975

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,797	702,977

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,167	1,370,246

Retail-Discount — 0.4%
BJ’s Wholesale Club Holdings, Inc.†	22,912	1,023,479
Ollie’s Bargain Outlet Holdings, Inc.†	9,499	876,473

		1,899,952

Retail-Home Furnishings — 0.9%
RH†	2,724	1,874,167
Williams-Sonoma, Inc.	12,783	2,182,697

		4,056,864

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.†	18,173	666,586

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	9,325	1,876,843

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	6,849	493,333

Retail-Petroleum Products — 0.2%
Murphy USA, Inc.	4,230	589,662
World Fuel Services Corp.	10,536	325,878

		915,540

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	26,312	1,543,462

Retail-Restaurants — 1.0%
Cracker Barrel Old Country Store, Inc.	3,960	663,181
Jack in the Box, Inc.	3,810	459,677
Papa John’s International, Inc.	5,496	531,573
Texas Roadhouse, Inc.†	10,922	1,168,872
Wendy’s Co.	29,888	674,572
Wingstop, Inc.	4,955	784,922

		4,282,797

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	10,971	905,985

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	38,938	670,123

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	19,722	749,239

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	77,726	929,603
Sterling Bancorp	32,289	811,422
Washington Federal, Inc.	12,380	402,969

		2,143,994

Schools — 0.4%
Adtalem Global Education, Inc.†	8,371	287,209
Graham Holdings Co., Class B	674	428,401
Grand Canyon Education, Inc.†	7,823	847,153
Strategic Education, Inc.	4,074	305,794

		1,868,557

Security Services — 0.2%
Brink’s Co.	8,264	660,459

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	9,688	720,884

Semiconductor Equipment — 0.9%
Brooks Automation, Inc.	12,387	1,255,175
CMC Materials, Inc.	4,868	892,937
MKS Instruments, Inc.	9,217	1,650,857

		3,798,969

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,541	874,096

Steel-Producers — 1.5%
Cleveland-Cliffs, Inc.	76,604	1,368,147
Commercial Metals Co.	20,040	585,569
Reliance Steel & Aluminum Co.	10,615	1,701,691
Steel Dynamics, Inc.	33,456	1,813,984
United States Steel Corp.	43,807	1,007,999

		6,477,390

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	25,896	1,306,971

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	16,622	381,974

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	7,800	429,858

Theaters — 0.1%
Cinemark Holdings, Inc.†	18,011	381,833

Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	15,680	1,481,603

Tools-Hand Held — 0.2%
MSA Safety, Inc.	6,067	975,331

Toys — 0.3%
Mattel, Inc.†	58,110	1,247,041

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,858	572,385

Transport-Marine — 0.1%
Kirby Corp.†	10,028	638,784

Transport-Services — 0.2%
Ryder System, Inc.	8,962	715,526

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	20,459	964,028
Landstar System, Inc.	6,407	1,103,798
Werner Enterprises, Inc.	9,535	440,803
XPO Logistics, Inc.†	17,058	2,373,109

		4,881,738

Water — 0.4%
Essential Utilities, Inc.	37,271	1,756,582

Wire & Cable Products — 0.1%
Belden, Inc.	7,453	322,566

Wireless Equipment — 0.1%
ViaSat, Inc.†	10,862	562,543

Total Common Stocks (cost $290,376,504)		394,535,720

EXCHANGE-TRADED FUNDS — 2.1%
SPDR S&P MidCap 400 ETF Trust (cost $8,673,064)	18,800	9,335,704

Total Long-Term Investment Securities (cost $299,049,568)		403,871,424

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.15% due 06/17/2021(1)	$920,000	919,989
0.17% due 05/20/2021(1)	765,000	764,996
Total Short-Term Investment Securities (cost $1,684,748)		1,684,985

REPURCHASE AGREEMENTS — 4.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount $17,399,000 and collateralized by $16,212,600 of United States Treasury Inflation Index Bonds, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $17,747,078 (cost $17,399,000)	17,399,000	17,399,000

TOTAL INVESTMENTS (cost $318,133,316)	97.3%	422,955,409
Other assets less liabilities	2.7	11,576,449

NET ASSETS	100.0%	$434,531,858

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
66	Long	S&P 400 E-Mini Index	June 2021	$17,541,886	$17,953,980	$412,094

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$394,535,720	$—	$—	$394,535,720
Exchanged-Traded Funds	9,335,704	—	—	9,335,704
Short-Term Investment Securities	—	1,684,985	—	1,684,985
Repurchase Agreements	—	17,399,000	—	17,399,000

Total Investments at Value	$403,871,424	$19,083,985	$—	$422,955,409

Other Financial Instruments:†
Futures Contracts	$412,094	$—	$—	$412,094

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 96.0%
Australia — 0.7%
Aristocrat Leisure, Ltd.	113,016	$3,240,984

Canada — 5.8%
Barrick Gold Corp.	498,259	10,616,608
Cameco Corp.	203,932	3,427,763
Constellation Software, Inc.	10,047	14,745,218

		28,789,589

Cayman Islands — 3.2%
Minth Group, Ltd.	822,000	3,335,163
Tencent Holdings, Ltd.	158,400	12,667,733

		16,002,896

Finland — 1.1%
Neste Oyj	90,968	5,519,417

France — 13.7%
AXA SA	273,541	7,738,581
L’Oreal SA	8,835	3,628,448
LVMH Moet Hennessy Louis Vuitton SE	15,020	11,304,814
Pernod Ricard SA	58,209	11,943,878
Safran SA†	75,182	11,221,102
Sanofi	135,702	14,229,783
Thales SA	77,443	7,891,270

		67,957,876

Germany — 17.1%
adidas AG†	8,329	2,572,016
Bayer AG	128,207	8,293,553
Deutsche Boerse AG	45,213	7,802,676
Deutsche Post AG	241,622	14,220,040
Fresenius SE & Co. KGaA	277,644	13,667,348
Henkel AG & Co. KGaA (Preference Shares)	161,027	18,495,539
Infineon Technologies AG	85,880	3,468,117
SAP SE	117,172	16,481,683

		85,000,972

Hong Kong — 2.6%
AIA Group, Ltd.	1,028,800	13,078,486

Italy — 2.2%
Moncler SpA†	175,697	10,799,822

Japan — 8.2%
FANUC Corp.	24,800	5,717,907
Hoya Corp.	47,000	5,351,097
Keyence Corp.	13,100	6,300,368
Kirin Holdings Co., Ltd.	335,600	6,298,325
Lion Corp.	330,900	6,208,492
Shiseido Co., Ltd.	47,600	3,454,710
Sumitomo Mitsui Financial Group, Inc.	219,200	7,631,623

		40,962,522

Jersey — 1.6%
Experian PLC	118,239	4,563,433
Man Group PLC	1,547,016	3,592,116

		8,155,549

Netherlands — 2.2%
Heineken NV	95,357	11,054,737

Norway — 1.1%
Mowi ASA	213,140	5,269,635

Singapore — 1.5%
United Overseas Bank, Ltd.	363,500	7,266,439

South Korea — 3.0%
LG Household & Health Care, Ltd.	4,899	6,767,819
Samsung Electronics Co., Ltd.	113,203	8,272,005

		15,039,824

Spain — 1.2%
Grifols SA	229,438	6,220,530

Sweden — 2.6%
Epiroc AB, Class A	198,647	4,306,772
Hexagon AB, Class B	92,569	8,827,972

		13,134,744

Switzerland — 4.7%
Alcon, Inc.	29,707	2,229,986
Novartis AG	138,937	11,867,785
Roche Holding AG	28,261	9,207,703

		23,305,474

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,157	10,524,928

United Kingdom — 21.4%
Anglo American PLC	125,687	5,337,069
Associated British Foods PLC†	299,095	9,530,137
AstraZeneca PLC	51,472	5,483,595
BHP Group PLC	211,363	6,385,632
British American Tobacco PLC	317,237	11,770,636
GlaxoSmithKline PLC	309,596	5,726,621
Imperial Brands PLC	382,456	7,960,277
Legal & General Group PLC	1,586,511	5,970,634
M&G PLC	969,448	2,908,696
Prudential PLC	655,453	13,883,965
Reckitt Benckiser Group PLC	197,187	17,576,786
RELX PLC (Euronext Amsterdam)	291,879	7,599,127
RELX PLC (LSE)	245,889	6,381,068

		106,514,243

TOTAL INVESTMENTS (cost $380,253,790)	96.0%	477,838,667
Other assets less liabilities	4.0	19,699,807

NET ASSETS	100.0%	$497,538,474

† Non-income producing security

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

Industry Allocation*

Medical-Drugs	12.3%
Insurance-Life/Health	8.8
Soap & Cleaning Preparation	7.2
Enterprise Software/Service	6.3
Tobacco	4.0
Cosmetics & Toiletries	3.9
Brewery	3.5
Transport-Services	2.9
Commercial Services	2.8
Dialysis Centers	2.7
Internet Content-Information/News	2.5
Industrial Automated/Robotic	2.4
Beverages-Wine/Spirits	2.4
Electronic Components-Semiconductors	2.4
Textile-Apparel	2.3
Aerospace/Defense-Equipment	2.2
Retail-Apparel/Shoe	2.2
Gold Mining	2.1
Semiconductor Components-Integrated Circuits	2.1
Food-Misc./Diversified	1.9
Machinery-General Industrial	1.8
Electronics-Military	1.6
Finance-Other Services	1.6
Diversified Banking Institutions	1.5
Banks-Commercial	1.5
Diversified Minerals	1.3
Oil Refining & Marketing	1.1
Electronic Components-Misc.	1.1
Metal-Diversified	1.1
Fisheries	1.1
Commercial Services-Finance	0.9
Machinery-Construction & Mining	0.8
Investment Management/Advisor Services	0.7
Non-Ferrous Metals	0.7
Auto/Truck Parts & Equipment-Original	0.7
Casino Services	0.7
Athletic Footwear	0.5
Medical Instruments	0.4

96.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$39,314,517	$438,524,150	**	$—	$477,838,667

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There are no Level 3 investments held in the Portfolio at period end. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS-April 30, 2021

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.2%
Australia — 6.0%
AGL Energy, Ltd.	62,830	$432,568
AMP, Ltd.	1,079,924	927,768
Aurizon Holdings, Ltd.	246,272	712,262
Australia & New Zealand Banking Group, Ltd.	73,622	1,631,771
Bank of Queensland, Ltd.	71,554	496,847
Bendigo & Adelaide Bank, Ltd.	55,238	439,142
BHP Group, Ltd.	79,526	2,890,793
BlueScope Steel, Ltd.	7,156	119,368
Brambles, Ltd.	33,481	268,415
CIMIC Group, Ltd.†	9,448	141,249
Coles Group, Ltd.	76,482	962,215
Commonwealth Bank of Australia	69,971	4,805,794
Computershare, Ltd.	4,998	54,402
Crown Resorts, Ltd.†	94,962	893,456
Downer EDI, Ltd.	73,781	320,510
Fortescue Metals Group, Ltd.	193,306	3,365,926
Incitec Pivot, Ltd.†	168,121	342,225
Lendlease Corp., Ltd.	20,021	196,217
Macquarie Group, Ltd.	8,340	1,031,904
Metcash, Ltd.	819,588	2,243,111
Mirvac Group	89,924	186,586
Orica, Ltd.	35,070	365,803
Qantas Airways, Ltd.†	92,146	351,801
QBE Insurance Group, Ltd.	47,021	356,328
Rio Tinto, Ltd.	101,943	9,532,928
Star Entertainment Group, Ltd.†	26,627	81,728
Stockland	190,427	687,476
Suncorp Group, Ltd.	154,541	1,251,713
Telstra Corp., Ltd.	1,216,698	3,179,491
Wesfarmers, Ltd.	44,658	1,863,247
Westpac Banking Corp.	236,487	4,572,195
Woodside Petroleum, Ltd.	23,956	418,551
Woolworths Group, Ltd.	67,262	2,038,300

		47,162,090

Austria — 0.5%
Raiffeisen Bank International AG	3,033	66,309
voestalpine AG	93,872	4,072,887

		4,139,196

Belgium — 0.9%
Ageas SA/NV	14,851	899,338
Anheuser-Busch InBev SA NV	17,109	1,213,219
Colruyt SA	22,605	1,340,563
KBC Group NV†	18,394	1,429,479
Proximus SADP	18,219	388,269
Solvay SA	5,045	641,339
UCB SA	11,375	1,054,601

		6,966,808

Bermuda — 0.5%
Hongkong Land Holdings, Ltd.	102,500	507,447
Hopson Development Holdings, Ltd.	208,000	817,563
Kerry Properties, Ltd.	334,500	1,127,545
Pacific Century Premium Developments, Ltd.†	335,000	31,052
Skyworth Group, Ltd.†	1,826,000	597,083
VTech Holdings, Ltd.	35,800	328,248
Yue Yuen Industrial Holdings, Ltd.	339,000	850,757

		4,259,695

Canada — 6.1%
Air Canada†	44,075	888,205
ARC Resources, Ltd.	143,981	905,482
Atco, Ltd., Class I	20,922	718,138
Bank of Montreal	11,371	1,073,221
Bausch Health Cos., Inc.†	69,782	2,246,490
BCE, Inc.	6,492	306,867
Canadian Pacific Railway, Ltd.	997	372,073
Canadian Tire Corp., Ltd., Class A	7,643	1,218,254
Canadian Utilities, Ltd., Class A	13,881	396,729
Canfor Corp.†	30,685	766,407
CI Financial Corp.	46,772	751,914
Cominar Real Estate Investment Trust	48,738	387,002
Crescent Point Energy Corp.	425,274	1,678,053
Empire Co., Ltd., Class A	3,927	123,514
George Weston, Ltd.	7,549	666,552
Great-West Lifeco, Inc.	6,332	183,600
H&R Real Estate Investment Trust	32,660	404,680
Hydro One, Ltd.*	24,481	586,954
IGM Financial, Inc.	4,697	167,680
Kinross Gold Corp.	45,921	323,164
Loblaw Cos., Ltd.	4,258	236,430
Lundin Mining Corp.	13,453	162,533
Magna International, Inc.	233,142	22,017,755
Onex Corp.	4,681	313,387
Power Corp. of Canada	69,136	2,013,643
RioCan Real Estate Investment Trust	19,340	330,738
Shaw Communications, Inc., Class B	14,757	427,409
Sun Life Financial, Inc.	11,597	625,633
Suncor Energy, Inc.	67,766	1,449,431
Teck Resources, Ltd., Class B	49,032	1,037,564
TFI International, Inc.	2,046	179,274
Thomson Reuters Corp.	19,196	1,780,216
Toronto-Dominion Bank	14,109	969,947
TransAlta Corp.	104,278	1,024,837
Turquoise Hill Resources, Ltd.†	84,451	1,485,442

		48,219,218

Cayman Islands — 1.3%
CK Asset Holdings, Ltd.	34,000	213,186
CK Hutchison Holdings, Ltd.	105,500	864,491
GCL-Poly Energy Holdings, Ltd.†	26,807,000	6,833,106
Kingboard Holdings, Ltd.	139,500	823,554
Kingboard Laminates Holdings, Ltd.	156,000	387,579
Sands China, Ltd.†	94,400	447,484
Shimao Property Holdings, Ltd.	169,000	489,192
Wharf Real Estate Investment Co., Ltd.	24,000	137,895
Wynn Macau, Ltd.†	144,000	276,575

		10,473,062

Denmark — 0.8%
AP Moller - Maersk A/S, Series B	640	1,588,738
Carlsberg A/S, Class B	2,963	519,032
Danske Bank A/S	64,392	1,224,357
ISS A/S†	137,510	2,603,710
Novo Nordisk A/S, Class B	3,198	236,368

Vestas Wind Systems A/S	9,925	412,045

		6,584,250

Finland — 0.8%
Kone Oyj, Class B	4,374	343,725
Nokia Oyj†	83,261	394,491
Nordea Bank Abp	494,165	5,133,473
UPM-Kymmene Oyj	12,097	473,168

		6,344,857

France — 6.1%
Air France-KLM†	895,399	4,988,815
Air Liquide SA	2,424	408,275
Alstom SA†	7,282	397,690
AXA SA	35,846	1,014,097
Bollore SA	18,480	93,277
Capgemini SE	1,690	309,548
Carrefour SA	153,589	2,973,162
Casino Guichard Perrachon SA†	38,728	1,352,214
Cie de Saint-Gobain†	55,146	3,479,796
Cie Generale des Etablissements Michelin SCA	5,901	853,608
Eiffage SA†	7,175	785,773
Engie SA†	272,132	4,045,963
Eurazeo SE	2,033	169,343
LVMH Moet Hennessy Louis Vuitton SE	425	319,877
Natixis SA†	178,074	869,873
Orange SA	200,839	2,503,073
Renault SA†	40,784	1,643,137
Rexel SA	195,225	3,841,075
Sanofi	32,095	3,365,498
Schneider Electric SE	17,664	2,824,153
SCOR SE†	3,565	115,377
Sodexo SA†	1,246	124,434
Suez SA	60,937	1,455,417
TOTAL SE	39,654	1,755,597
Valeo SA	197,802	6,404,378
Veolia Environnement SA	39,688	1,263,702
Vivendi SE	23,840	831,013

		48,188,165

Germany — 10.9%
adidas AG†	1,112	343,388
Aurubis AG	52,737	4,534,570
BASF SE	37,678	3,038,699
Bayerische Motoren Werke AG	41,136	4,123,239
Brenntag SE	5,607	503,466
Continental AG†	8,035	1,088,337
Covestro AG*	198,046	12,957,481
Daimler AG	95,050	8,459,515
Deutsche Bank AG†	328,831	4,586,822
Deutsche Lufthansa AG†	1,453,104	18,756,648
Deutsche Telekom AG	166,152	3,200,231
E.ON SE	228,899	2,758,679
Evonik Industries AG	55,912	1,957,663
Fresenius Medical Care AG & Co. KGaA	8,126	646,794
Fresenius SE & Co. KGaA	16,537	814,053
GEA Group AG	39,966	1,754,089
Hella GmbH & Co. KGaA†	4,187	251,020
Henkel AG & Co. KGaA (Preference Shares)	4,145	476,094
K+S AG	46,033	510,651
METRO AG	258,879	2,831,927
Muenchener Rueckversicherungs-Gesellschaft AG	10,723	3,101,472
OSRAM Licht AG†	14,256	891,949
Salzgitter AG†	30,662	975,775
Schaeffler AG (Preference Shares)	101,236	911,988
Siemens AG	31,101	5,190,699
Siemens Energy AG†	10,008	334,462
Talanx AG	18,957	799,499
Telefonica Deutschland Holding AG	77,889	226,482
thyssenkrupp AG†	23,521	314,519

		86,340,211

Hong Kong — 0.7%
Hang Lung Group, Ltd.	115,000	302,112
Hang Lung Properties, Ltd.	219,000	596,560
Hang Seng Bank, Ltd.	22,300	437,550
Henderson Land Development Co., Ltd.	31,000	137,749
Hysan Development Co., Ltd.	84,000	316,312
Link REIT	21,800	205,992
MTR Corp., Ltd.	44,500	247,818
New World Development Co., Ltd.	54,000	285,390
Sun Hung Kai Properties, Ltd.	21,000	317,001
Swire Pacific, Ltd., Class A	239,000	1,930,348
Wharf Holdings, Ltd.	244,000	740,770

		5,517,602

Ireland — 0.6%
Medtronic PLC	29,162	3,817,889
Ryanair Holdings PLC†	45,972	935,077
Smurfit Kappa Group PLC	5,909	302,271

		5,055,237

Israel — 1.3%
Bank Hapoalim BM†	75,855	603,550
Bank Leumi Le-Israel BM†	37,275	262,005
Bezeq The Israeli Telecommunication Corp., Ltd.†	1,558,611	1,692,234
Delek Group, Ltd.†	2,931	129,367
ICL Group, Ltd.	61,956	396,928
Israel Corp., Ltd.†	2,083	548,716
Oil Refineries, Ltd.†	375,468	103,170
Teva Pharmaceutical Industries, Ltd. ADR†	603,736	6,459,975

		10,195,945

Italy — 2.5%
Assicurazioni Generali SpA†	125,733	2,527,835
Banca Monte dei Paschi di Siena SpA†	445,423	609,925
Enel SpA	709,186	7,063,900
Eni SpA	127,065	1,516,127
Intesa Sanpaolo SpA†	1,560,967	4,366,575
Leonardo SpA	40,391	330,752

Telecom Italia SpA	4,363,992	2,400,333
Unipol Gruppo SpA†	128,561	706,505
UnipolSai Assicurazioni SpA	106,239	330,915

		19,852,867

Japan — 24.1%
Aeon Co., Ltd.	88,700	2,421,739
AEON Financial Service Co., Ltd.	11,200	126,804
AGC, Inc.	21,100	962,258
Aisin Corp.	22,400	863,419
Ajinomoto Co., Inc.	39,900	797,513
Alps Alpine Co., Ltd.	8,900	107,913
Amada Co., Ltd.	33,100	358,536
ANA Holdings, Inc.†	27,600	632,145
Asics Corp.	22,300	354,277
Astellas Pharma, Inc.	276,400	4,150,937
Bridgestone Corp.	57,900	2,320,343
Brother Industries, Ltd.	28,900	611,495
Canon, Inc.	110,400	2,616,040
Casio Computer Co., Ltd.	19,200	339,414
Central Japan Railway Co.	600	87,690
Chiba Bank, Ltd.	60,200	375,914
Chubu Electric Power Co., Inc.	113,300	1,371,552
Citizen Watch Co., Ltd.	88,000	295,655
Concordia Financial Group, Ltd.	104,600	392,601
Cosmo Energy Holdings Co., Ltd.	8,800	187,251
Credit Saison Co., Ltd.	16,200	186,188
Dai Nippon Printing Co., Ltd.	33,000	655,947
Dai-ichi Life Holdings, Inc.	135,800	2,444,180
Daicel Corp.	46,800	362,036
Daito Trust Construction Co., Ltd.	19,500	2,074,187
Daiwa House Industry Co., Ltd.	17,700	524,182
Daiwa Securities Group, Inc.	91,500	487,608
DCM Holdings Co., Ltd.	35,400	352,907
Denso Corp.	6,600	426,614
Dentsu Group, Inc.	13,900	427,643
DIC Corp.	14,200	362,658
East Japan Railway Co.	16,800	1,148,524
Ebara Corp.	6,200	264,391
Edion Corp.	33,600	356,740
Eisai Co., Ltd.	11,400	744,435
ENEOS Holdings, Inc.	31,500	135,118
FANUC Corp.	1,400	322,785
Fuji Electric Co., Ltd.	12,500	569,447
FUJIFILM Holdings Corp.	26,700	1,732,405
Fujikura, Ltd.†	147,300	757,929
Fujitsu, Ltd.	47,200	7,477,622
Furukawa Electric Co., Ltd.	39,400	1,047,433
GS Yuasa Corp.	26,500	717,119
GungHo Online Entertainment, Inc.	35,900	683,433
Gunma Bank, Ltd.	92,400	301,919
H2O Retailing Corp.	28,500	222,625
Hino Motors, Ltd.	35,800	299,922
Hitachi, Ltd.	329,700	16,243,118
Hokkaido Electric Power Co., Inc.	73,100	346,875
Hokuriku Electric Power Co.	55,000	333,267
Ibiden Co., Ltd.	18,900	893,179
Idemitsu Kosan Co., Ltd.	4,100	97,787
IHI Corp.†	18,700	376,111
Isetan Mitsukoshi Holdings, Ltd.	72,300	504,346
Isuzu Motors, Ltd.	390,800	3,956,714
Iwatani Corp.	24,600	1,542,765
Japan Airlines Co., Ltd.†	35,000	742,221
Japan Post Bank Co., Ltd.	67,500	617,362
Japan Post Holdings Co., Ltd.	194,300	1,632,019
Japan Post Insurance Co., Ltd.	23,700	456,915
Japan Tobacco, Inc.	71,800	1,343,303
JFE Holdings, Inc.	88,500	1,160,881
JSR Corp.	16,900	520,787
JTEKT Corp.	29,500	265,813
K’s Holdings Corp.†	26,900	367,187
Kajima Corp.	24,700	341,487
Kaneka Corp.	11,000	428,420
Kansai Electric Power Co., Inc.	21,300	211,296
Kawasaki Heavy Industries, Ltd.†	24,900	595,771
Kewpie Corp.	9,500	224,703
Kirin Holdings Co., Ltd.	43,200	810,750
Kobe Steel, Ltd.	168,700	1,213,403
Konica Minolta, Inc.	153,000	865,701
Kubota Corp.	44,600	1,049,367
Kyocera Corp.	11,200	680,528
Kyushu Electric Power Co., Inc.	106,700	974,631
LIXIL Corp.	49,200	1,333,621
Matsumotokiyoshi Holdings Co., Ltd.	8,500	342,083
Mazda Motor Corp.†	132,900	1,029,741
Medipal Holdings Corp.	7,300	134,168
Megmilk Snow Brand Co., Ltd.	11,600	232,368
Mitsubishi Chemical Holdings Corp.	246,100	1,829,141
Mitsubishi Corp.	18,000	497,645
Mitsubishi Electric Corp.	150,800	2,322,625
Mitsubishi Gas Chemical Co., Inc.	10,700	247,591
Mitsubishi HC Capital, Inc.	1,046,400	5,591,808
Mitsubishi Heavy Industries, Ltd.	51,600	1,532,006
Mitsubishi Materials Corp.	25,400	569,406
Mitsui Chemicals, Inc.	19,800	623,666
Mitsui Mining & Smelting Co., Ltd.	10,200	347,068
Mixi, Inc.	51,500	1,319,118
Mizuho Financial Group, Inc.	239,300	3,408,545
MS&AD Insurance Group Holdings, Inc.	31,700	898,077
NEC Corp.	9,100	529,827
NH Foods, Ltd.	12,300	548,850
NHK Spring Co., Ltd.	22,700	167,925
Nikon Corp.	42,700	400,914
Nippon Electric Glass Co., Ltd.	19,700	499,285
Nippon Express Co., Ltd.	20,000	1,528,824
Nippon Light Metal Holdings Co., Ltd.	17,900	348,506
Nippon Paper Industries Co., Ltd.	9,100	111,723
Nippon Steel Corp.	77,100	1,342,041
Nippon Telegraph & Telephone Corp.	173,900	4,378,768
Nippon Yusen KK	44,300	1,740,284
Nissan Motor Co., Ltd.†	511,100	2,563,377
Nitto Denko Corp.	77,600	6,438,073
NOK Corp.	11,200	143,850
Nomura Real Estate Holdings, Inc.	15,400	379,224
NSK, Ltd.	70,100	644,880
NTN Corp.†	209,100	593,673
NTT Data Corp.	35,000	544,168

Obayashi Corp.	32,300	294,856
Oji Holdings Corp.	47,800	301,527
Omron Corp.	34,200	2,596,108
ORIX Corp.	59,600	963,611
Otsuka Holdings Co., Ltd.	12,700	488,728
Panasonic Corp.	1,284,900	15,166,010
Pola Orbis Holdings, Inc.	22,200	575,787
Renesas Electronics Corp.†	98,200	1,142,517
Rohm Co., Ltd.	5,000	493,808
Sanwa Holdings Corp.	5,100	65,804
Secom Co., Ltd.	1,400	116,310
Sega Sammy Holdings, Inc.	10,200	146,485
Seiko Epson Corp.	47,900	814,890
Sekisui Chemical Co., Ltd.	28,500	496,253
Sekisui House, Ltd.	100,200	2,026,107
Seven & i Holdings Co., Ltd.	15,400	663,028
Shikoku Electric Power Co., Inc.	44,600	327,351
Shimamura Co., Ltd.	11,200	1,109,078
Shin-Etsu Chemical Co., Ltd.	2,400	405,530
SoftBank Group Corp.	13,300	1,200,008
Sojitz Corp.	130,800	389,976
Sompo Holdings, Inc.	22,000	817,864
Subaru Corp.	60,800	1,128,625
Sumitomo Chemical Co., Ltd.	316,400	1,613,752
Sumitomo Corp.	65,200	888,201
Sumitomo Electric Industries, Ltd.	95,100	1,415,813
Sumitomo Forestry Co., Ltd.	15,200	352,175
Sumitomo Heavy Industries, Ltd.	15,400	446,329
Sumitomo Mitsui Financial Group, Inc.	108,000	3,760,106
Sumitomo Mitsui Trust Holdings, Inc.	7,200	245,243
Sumitomo Rubber Industries, Ltd.	30,200	373,787
Suzuken Co., Ltd.	3,300	118,892
Suzuki Motor Corp.	67,300	2,556,602
T&D Holdings, Inc.	29,300	359,208
Taiheiyo Cement Corp.	15,300	383,708
Taisei Corp.	4,700	173,407
Takashimaya Co., Ltd.	21,300	234,775
TDK Corp.	3,100	419,993
Toho Holdings Co., Ltd.	8,900	150,303
Tohoku Electric Power Co., Inc.	89,600	789,769
Tokio Marine Holdings, Inc.	34,300	1,643,523
Tokyo Electric Power Co. Holdings, Inc.†	571,000	1,685,340
Tokyo Electron, Ltd.	6,000	2,642,750
Tokyo Tatemono Co., Ltd.	9,300	137,351
Tokyu Fudosan Holdings Corp.	23,100	128,372
Toppan Printing Co., Ltd.	43,000	733,362
Toray Industries, Inc.	49,100	304,811
Toshiba Corp.	24,300	1,002,005
Tosoh Corp.	33,100	586,547
Toyo Seikan Group Holdings, Ltd.	10,400	121,699
Toyota Tsusho Corp.	19,200	812,351
TS Tech Co., Ltd.	22,800	317,922
Ube Industries, Ltd.	23,200	468,364
United Super Markets Holdings, Inc.	41,900	423,722
West Japan Railway Co.	12,600	694,678
Yamada Holdings Co., Ltd.	143,200	713,023
Yamaha Motor Co., Ltd.	23,700	592,201
Yamato Holdings Co., Ltd.	34,400	971,437
Yamazaki Baking Co., Ltd.	29,500	467,350
Yokohama Rubber Co., Ltd.	17,700	329,133
Z Holdings Corp.	130,200	600,567
Zeon Corp.	16,600	264,745

		190,072,646

Jersey — 0.8%
Ferguson PLC	10,701	1,349,317
Glencore PLC	559,248	2,277,897
WPP PLC	169,643	2,284,895

		5,912,109

Luxembourg — 3.9%
ArcelorMittal SA†	944,671	27,553,441
Millicom International Cellular SA SDR†	13,322	527,277
RTL Group SA	9,386	551,853
Samsonite International SA†*	126,600	234,395
SES SA FDR	10,915	82,707
Subsea 7 SA	57,267	581,848
Tenaris SA	121,420	1,304,550

		30,836,071

Netherlands — 3.7%
Aegon NV	185,301	861,543
AerCap Holdings NV†	12,077	703,485
ASR Nederland NV	17,213	753,697
CNH Industrial NV	58,517	873,244
Heineken Holding NV	4,258	422,792
ING Groep NV	80,459	1,028,653
Koninklijke Ahold Delhaize NV	69,335	1,866,214
Koninklijke DSM NV	2,300	412,444
Koninklijke KPN NV	204,926	705,970
Koninklijke Philips NV†	29,372	1,655,076
NN Group NV	7,153	357,580
NXP Semiconductors NV	15,762	3,034,343
Randstad NV	9,587	692,621
Signify NV†*	136,359	7,752,776
Stellantis NV	237,445	3,957,346
STMicroelectronics NV	62,130	2,329,515
VEON, Ltd. ADR† ADR	902,028	1,623,650

		29,030,949

New Zealand — 0.3%
Air New Zealand, Ltd.†	333,661	415,142
Contact Energy, Ltd.	85,836	463,439
Fletcher Building, Ltd.	176,611	918,526
Meridian Energy, Ltd.	67,279	257,494
Spark New Zealand, Ltd.	145,064	456,324

		2,510,925

Norway — 1.8%
DNB ASA	22,345	480,081
Equinor ASA	103,518	2,093,843
Gjensidige Forsikring ASA	6,962	158,633
Norsk Hydro ASA	1,441,622	9,209,892

Orkla ASA	37,040	378,220
Telenor ASA	98,769	1,762,566
Yara International ASA	5,063	264,200

		14,347,435

Portugal — 0.3%
EDP - Energias de Portugal SA	396,140	2,204,701
Jeronimo Martins SGPS SA	5,099	93,109

		2,297,810

Singapore — 0.3%
CapitaLand, Ltd.	56,300	157,145
Hutchison Port Holdings Trust	413,400	103,096
Keppel Corp., Ltd.	158,700	645,313
Singapore Telecommunications, Ltd.	496,300	931,380
Wilmar International, Ltd.	121,800	477,903

		2,314,837

Spain — 2.4%
Acciona SA	7,040	1,224,521
ACS Actividades de Construccion y Servicios SA	16,730	545,510
Banco Bilbao Vizcaya Argentaria SA	532,742	2,985,103
Banco de Sabadell SA†	1,509,796	956,919
Banco Santander SA	1,100,531	4,251,800
Endesa SA	53,301	1,400,714
Ferrovial SA	5,954	169,189
International Consolidated Airlines Group SA†	129,578	362,686
Mapfre SA	580,435	1,249,115
Naturgy Energy Group SA	73,058	1,873,154
Red Electrica Corp. SA	17,220	316,220
Repsol SA	58,939	702,535
Telefonica SA	674,120	3,126,800

		19,164,266

SupraNational — 0.1%
Unibail-Rodamco-Westfield†	5,628	464,617

Sweden — 0.8%
Atlas Copco AB, Class A	18,838	1,141,948
Boliden AB	5,414	211,002
Electrolux AB, Series B	18,234	511,690
Hennes & Mauritz AB, Class B†	35,513	875,425
Securitas AB, Class B	4,246	72,386
Skanska AB, Class B	23,365	633,842
SKF AB, Class B	30,280	782,125
Swedbank AB, Class A	73,755	1,295,782
Telia Co., AB	94,187	390,286

		5,914,486

Switzerland — 5.9%
ABB, Ltd.	106,294	3,450,590
Adecco Group AG	82,168	5,562,723
Baloise Holding AG	1,782	301,329
Garmin, Ltd.	3,210	440,541
Kuehne & Nagel International AG	2,876	859,632
LafargeHolcim, Ltd.	13,902	856,614
Nestle SA	65,627	7,823,890
Novartis AG	44,151	3,771,311
Roche Holding AG	18,079	5,890,310
Swatch Group AG	16,693	5,119,380
Swiss Life Holding AG	3,292	1,605,069
Swiss Re AG	24,497	2,277,441
Swisscom AG	735	398,605
TE Connectivity, Ltd.	5,349	719,280
UBS Group AG	186,475	2,852,194
Zurich Insurance Group AG	11,028	4,525,737

		46,454,646

United Kingdom — 11.8%
Anglo American PLC	21,811	926,164
AstraZeneca PLC	24,646	2,625,674
Aviva PLC	460,377	2,544,128
Babcock International Group PLC†	41,277	164,144
Barratt Developments PLC	56,874	606,162
Berkeley Group Holdings PLC	9,052	578,256
BHP Group PLC	40,668	1,228,649
British American Tobacco PLC	58,888	2,184,957
British Land Co. PLC	40,027	286,475
BT Group PLC†	477,583	1,087,698
Burberry Group PLC†	17,186	489,005
Carnival PLC†	7,606	178,581
Centrica PLC†	10,173,644	7,957,293
Compass Group PLC†	50,842	1,103,683
Diageo PLC	14,497	650,783
Direct Line Insurance Group PLC	142,496	561,139
Dixons Carphone PLC†	638,963	1,228,930
easyJet PLC†	26,564	379,806
Evraz PLC	118,147	1,047,780
GlaxoSmithKline PLC	46,221	854,954
HSBC Holdings PLC	997,519	6,238,357
Imperial Brands PLC	88,097	1,833,614
Inchcape PLC†	70,856	764,990
Kingfisher PLC†	493,008	2,432,380
Marks & Spencer Group PLC†	1,349,067	2,942,953
Mondi PLC	30,148	817,833
Pearson PLC	58,399	669,640
Persimmon PLC	8,493	367,222
Reckitt Benckiser Group PLC	2,468	219,992
Rio Tinto PLC	278,202	23,380,478
Royal Dutch Shell PLC, Class A	545,654	10,249,322
Royal Mail PLC†	914,164	6,260,976
Smith & Nephew PLC	14,037	304,360
SSE PLC	83,121	1,684,717
Standard Chartered PLC	272,872	1,958,565
Standard Life Aberdeen PLC	183,025	702,039
Taylor Wimpey PLC	128,900	319,583
Travis Perkins PLC†	20,502	435,590
Unilever PLC	32,231	1,889,848
Vodafone Group PLC	1,277,848	2,403,839
Wickes Group PLC†	22,973	79,301
WM Morrison Supermarkets PLC	74,250	178,241

		92,818,101

United States — 0.0%
Autoliv, Inc.†	3,458	$348,082

Total Long-Term Investment Securities (cost $698,713,403)		751,786,183

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount $428,000 and collateralized by $398,900 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $436,655 (cost $428,000)	$428,000	428,000

TOTAL INVESTMENTS (cost $699,141,403)	95.3%	752,214,183
Other assets less liabilities	4.7	37,165,531

NET ASSETS	100.0%	$789,379,714

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $21,531,606 representing 2.7% of net assets.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

SDR — Swedish Depositary Receipt

Industry Allocation*
Banks-Commercial	5.2%
Steel-Producers	4.8
Metal-Diversified	4.7
Auto/Truck Parts & Equipment-Original	4.1
Diversified Banking Institutions	4.1
Chemicals-Diversified	4.1
Airlines	3.5
Auto-Cars/Light Trucks	3.1
Medical-Drugs	3.1
Machinery-Electrical	2.7
Telephone-Integrated	2.5
Electric-Integrated	2.4
Food-Retail	2.4
Oil Companies-Integrated	2.3
Audio/Video Products	2.0
Insurance-Life/Health	1.8
Insurance-Multi-line	1.7
Food-Misc./Diversified	1.3
Gas-Distribution	1.2
Transport-Services	1.2
Metal-Aluminum	1.2
Cellular Telecom	1.2
Computer Services	1.2
Lighting Products & Systems	1.1
Energy-Alternate Sources	1.0
Distribution/Wholesale	1.0
Electric-Generation	0.8
Real Estate Operations & Development	0.8
Medical-Generic Drugs	0.8
Power Converter/Supply Equipment	0.8
Human Resources	0.8
Diversified Manufacturing Operations	0.8
Metal-Copper	0.8
Building & Construction Products-Misc.	0.8
Building-Residential/Commercial	0.8
Office Automation & Equipment	0.7
Insurance-Reinsurance	0.7
Tobacco	0.7
Diversified Minerals	0.7
Retail-Jewelry	0.6
Rubber-Tires	0.6
Retail-Building Products	0.5
Telecom Services	0.5
Auto-Heavy Duty Trucks	0.5
Semiconductor Components-Integrated Circuits	0.5
Insurance-Property/Casualty	0.5
Medical Instruments	0.5
Building-Heavy Construction	0.5
Electric-Distribution	0.5
Electronic Components-Misc.	0.5
Brewery	0.5
Machinery-General Industrial	0.4
Multimedia	0.4
Metal-Iron	0.4
Transport-Marine	0.4
Transport-Rail	0.4
Oil Companies-Exploration & Production	0.4
Real Estate Investment Trusts	0.4
Electronic Components-Semiconductors	0.4
Diversified Operations	0.4
Water	0.4
Retail-Consumer Electronics	0.4
Chemicals-Specialty	0.4
Industrial Automated/Robotic	0.3
Building-Maintenance & Services	0.3
Semiconductor Equipment	0.3
Investment Management/Advisor Services	0.3
Cosmetics & Toiletries	0.3
Retail-Discount	0.3
Advertising Agencies	0.3
Food-Wholesale/Distribution	0.3
Import/Export	0.3
Real Estate Management/Services	0.3
Metal Processors & Fabrication	0.3
Entertainment Software	0.3
Paper & Related Products	0.2
Retail-Apparel/Shoe	0.2
Medical Products	0.2
Machinery-Farming	0.2
Wire & Cable Products	0.2
Casino Hotels	0.2
Finance-Leasing Companies	0.2
Retail-Propane Distribution	0.2
Dialysis Centers	0.2
Printing-Commercial	0.2
Building Products-Cement	0.2
Retail-Auto Parts	0.2
Building & Construction-Misc.	0.1
Athletic Footwear	0.1
Steel Pipe & Tube	0.1
Food-Catering	0.1
Forestry	0.1
Oil Refining & Marketing	0.1
Building Products-Doors & Windows	0.1
Electric Products-Misc.	0.1
Aerospace/Defense	0.1
Chemicals-Other	0.1
Retail-Regional Department Stores	0.1
Apparel Manufacturers	0.1
Electronic Connectors	0.1
Batteries/Battery Systems	0.1
Soap & Cleaning Preparation	0.1
Beverages-Wine/Spirits	0.1
Petrochemicals	0.1
Web Portals/ISP	0.1
Recreational Vehicles	0.1
Oil-Field Services	0.1
Television	0.1
Advanced Materials	0.1
Appliances	0.1
Finance-Investment Banker/Broker	0.1
Food-Flour & Grain	0.1
Food-Baking	0.1
Repurchase Agreements	0.1
Advertising Services	0.1
Cable/Satellite TV	0.1
Industrial Gases	0.1
Photo Equipment & Supplies	0.1
Miscellaneous Manufacturing	0.1
Aerospace/Defense-Equipment	0.1
Explosives	0.1

95.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$—	$10,473,062	##	$—	$10,473,062
Other Countries	65,445,764	675,867,357	**	—	741,313,121
Repurchase Agreements	—	428,000		—	428,000

Total Investments at Value	$65,445,764	$686,768,419		$—	$752,214,183

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
##	Amount includes $3,639,956 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
ALBA PLC FRS Series 2005-1, Class A3 0.25% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	428,770	$574,782
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.23% (1 ML+0.12%) due 10/25/2046(1)		$19,385	17,866
Anchorage Capital CLO, Ltd. FRS Series 2015-6A, Class ARR 1.24% (3 ML+1.05%) due 07/15/2030*(2)		500,000	499,874
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(3)		653,098	655,479
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.26% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,300,406
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.17% (1 ML+1.05%) due 04/15/2036*(4)		1,300,000	1,296,860
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(5)		997,244	1,065,258
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class A 1.16% (1 ML+1.05%) due 09/15/2036*(4)		226,477	226,342
Bear Stearns Asset Backed Securities I Trust FRS Series 2006-PC1, Class M2 0.74% (1 ML+0.63%) due 12/25/2035		219,011	218,874
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.07% (1 ML+0.96%) due 04/25/2035		80,570	80,597
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-3A, Class A1R 1.18% (3 ML+1.00%) due 07/28/2028*(2)		1,898,188	1,899,040
ChaseFlex Trust FRS Series 2007-2, Class A1 0.39% (1 ML+0.28%) due 05/25/2037(1)		783,743	751,136
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(4)		2,400,000	2,584,077
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.27% (1 ML+0.16%) due 12/25/2036*		1,226,633	818,206
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(3)		364,854	368,015
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(3)(4)		1,100,000	1,188,260
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.53% (1 ML+0.42%) due 05/25/2036(1)		3,617,139	3,324,601
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		136,071	107,747
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		194,208	183,548
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		688,290	391,201
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.25% (1 ML+0.14%) due 06/25/2037		201,078	189,465
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.25% (1 ML+0.14%) due 07/25/2037		143,945	140,503
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.36% (1 ML+0.25%) due 06/25/2047		800,000	770,315
Countrywide Asset-Backed Certs. FRS Series 2006-12, Class 1A 0.37% (1 ML+0.26%) due 12/25/2036		1,191,587	1,147,517
CSMC Trust VRS Series 2019-RPL9, Class A1 2.99% due 10/27/2059*(1)(3)		551,404	556,048
CSMC Trust VRS Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(3)		372,979	379,160
CWABS Asset-Backed Certs. Trust FRS Series 2005-3, Class MV7 2.06% (1 ML+1.95%) due 08/25/2035		1,100,000	1,099,738
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,567,278
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 1.08% (3 ML+0.90%) due 10/15/2027*(2)		1,102,712	1,102,835
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.77% (1 ML+0.66%) due 07/25/2035		390,847	393,161
Eurosail PLC FRS Series 2006-4X, Class A3C 0.24% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	94,936	130,408

Eurosail PLC FRS Series 2007-3A, Class A3C 1.03% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	441,018	609,226
Eurosail PLC FRS Series 2007-3X, Class A3A 1.03% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	390,949	540,879
Eurosail PLC FRS Series 2007-3X, Class A3C 1.03% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	521,203	719,995
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,104,505
Fremont Home Loan Trust FRS Series 2005-1, Class M5 0.82% (1 ML+1.07%) due 06/25/2035		800,000	797,088
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.24% (3 ML+1.05%) due 01/21/2028*(2)		749,907	750,358
GCAT LLC Series 2019-4, Class A1 3.23% due 11/26/2049*(1)		1,257,939	1,276,036
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.31% (1 ML+0.19%) due 01/19/2038(1)		18,011	17,231
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 0.59% (1 ML + 0.48%) due 03/19/2036(1)		1,613,874	1,603,282
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 3.39% due 07/19/2035(1)(3)		133,646	113,780
HERA Commercial Mtg., Ltd. FRS Series 2021-FL1, Class A 1.17% (1 ML+1.05%) due 02/18/2038*		1,200,000	1,200,000
Home Equity Asset Trust FRS Series 2005-4, Class M6 1.19% (1 ML+1.08%) due 10/25/2035		800,000	795,236
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,701,310
JP Morgan Mtg. Acquisition Trust FRS Series 2006-WMC2, Class A1 0.38% (1 ML+0.13%) due 07/25/2036		349,201	301,410
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.37% (1 ML+0.26%) due 06/25/2037		1,158,541	1,149,303
KKR CLO 9, Ltd. FRS Series 9, Class AR2 1.14% (3 ML+0.95%) due 07/15/2030*(2)		600,000	599,849
LCM XV LP FRS Series 15A, Class AR2 1.09% (3 ML+1.00%) due 07/20/2030*(2)		700,000	699,824
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		995,972	1,004,623
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.24% (1 ML+1.13%) due 05/15/2036*		1,300,000	1,300,000
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.26% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	617,749	828,854
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.69% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	884,300	1,208,548
Marble Point CLO X, Ltd. FRS Series 2017-A1, Class AR 1.22% (3 ML+1.04%) due 10/15/2030*(2)		700,000	699,824
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 0.93% (1 ML+0.83%) due 10/25/2034		597,786	591,404
MidOcean Credit CLO II FRS Series 2013-2A, Class ARR 1.23% (3 ML+1.03%) due 01/29/2030*(2)		500,000	499,875
MidOcean Credit CLO VIII FRS Series 2018-8A, Class A1R 1.24% (3 ML+1.05%) due 02/20/2031*(2)		500,000	499,874
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(3)		943,685	979,759
MKS CLO, Ltd. FRS Series 2017-1A, Class AR 1.19% (3 ML+1.00%) due 07/20/2030*(2)		1,800,000	1,799,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)		1,800,000	1,940,389
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.63% (1 ML+0.52%) due 05/25/2035(1)		41,181	41,384
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 1.04% (3 ML+0.80%) due 10/15/2026*(2)		98,125	98,084

Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(4)		1,600,000	1,716,705
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(4)		800,000	880,904
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(3)		1,359,466	1,420,369
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(3)		657,752	687,892
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(3)		777,311	846,271
OZLM XVI, Ltd. FRS Series 2017-16A, Class A1R 1.21% (3 ML+1.03%) due 05/16/2030*(2)		800,000	799,799
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.09% (3 ML+0.90%) due 11/15/2026*(2)		539,969	539,607
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 0.99% (1 ML+0.88%) due 09/15/2034*(4)		1,400,000	1,400,425
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.06% (1 ML+0.95%) due 11/25/2065*		392,580	395,030
RASC Trust FRS Series 2007-KS2, Class AI4 0.33% (1 ML+0.22%) due 02/25/2037		500,000	475,217
RASC Trust FRS Series 2005-KS6, Class M6 1.16% (1 ML+1.05%) due 07/25/2035		400,000	400,912
Sculptor CLO XXV, Ltd. FRS Series 25A, Class A1 1.49% (3 ML+1.27%) due 01/15/2031*(2)		600,000	599,846
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.56% (1 ML+1.45%) due 02/17/2032*		788,196	800,969
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class AR2 1.24% (3 ML+1.05%) due 10/20/2028*(2)		2,156,569	2,157,061
Sound Point Clo XV, Ltd. FRS Series 2017-1A, Class ARR 1.10% (3 ML+0.90%) due 01/23/2029*(2)		500,000	499,874
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*		365,321	365,408
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)		785,997	525,808
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.03% (3 ML+0.84%) due 04/20/2028*(2)		1,772,700	1,767,021
Towd Point Mtg.Trust FRS Series 2019-HY2, Class A1 1.11% (1 ML+1.00%) due 05/25/2058*		525,746	530,154
Towd Point Mtg.Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(3)		592,202	620,122
Towd Point Mtg.Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(3)		372,517	375,080
Uropa Securities PLC FRS Series 2008-1, Class A 0.28% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	562,520	756,162
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.29% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	307,224	409,033
Uropa Securities PLC FRS Series 2008-1, Class M1 0.43% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	145,231	193,068
Uropa Securities PLC FRS Series 2008-1, Class M2 0.63% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	113,443	151,436
Uropa Securities PLC FRS Series 2008-1, Class B 0.83% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	120,922	157,698
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.22% (3 ML+1.03%) due 08/28/2029*(2)		2,400,000	2,399,086
Venture XXV CLO, Ltd. FRS Series 2016-25A, Class ARR 1.21% (3 ML+1.02%) due 04/20/2029*(2)		485,758	485,636
Vibrant CLO VII, Ltd. FRS Series 2017-7A, Class A1R 1.23% (3 ML+1.04%) due 09/15/2030*(2)		500,000	499,874

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.65% (1 ML+0.54%) due 12/25/2045(1)	290,072	294,646
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 1.91% (COFI+1.50%) due 08/25/2046(1)	1,114,168	1,089,417
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	2,100,000	2,279,559
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 1.33% (3 ML+1.15%) due 04/15/2028*(2)	573,729	573,383

Total Asset Backed Securities (cost $77,547,510)		79,593,547

U.S. CORPORATE BONDS & NOTES — 7.2%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 2.20% due 02/04/2026	700,000	700,715

Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026	800,000	826,000

Airlines — 0.5%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*	192,161	212,028
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	557,641	564,797
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030	159,464	153,124
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027	315,822	292,920
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030	80,500	77,811
JetBlue Pass-Through Trust Senior Sec. Notes 4.00% due 11/15/2032	500,000	541,947
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	1,000,000	1,169,050
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031	419,542	414,990
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030	814,983	833,606
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	814,983	802,926
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031	843,320	894,835
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029	666,155	736,743
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026	48,655	51,027

		6,745,804

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	628,000	625,703

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	700,000	750,328

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	1,000,000	1,035,085

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	66,298
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	900,000	902,250

		968,548

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 1.83% (3 ML+1.65%) due 02/01/2024	1,900,000	1,950,859
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	300,000	274,932

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,100,000	1,210,016

		3,435,807

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	900,000	963,562
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,143,380
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	500,000	508,600

		2,615,542

Chemicals-Diversified — 0.0%
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	100,000	98,735
Nutrition & Biosciences, Inc. Company Guar. Notes 3.27% due 11/15/2040*	400,000	395,298

		494,033

Chemicals-Specialty — 0.0%
Huntsman International LLC Senior Notes 5.13% due 11/15/2022	300,000	316,328

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	855,637

Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	200,000	199,500

Computers — 0.2%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	900,000	1,065,058
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,626,306

		2,691,364

Decision Support Software — 0.0%
MSCI, Inc. Senior Notes 3.63% due 11/01/2031*	500,000	500,000

Diversified Banking Institutions — 0.1%
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	837,256

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026	400,000	475,148

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*	703,000	817,516

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,000,000	948,234

Electric-Integrated — 1.1%
Alabama Power Co. Senior Notes 3.70% due 12/01/2047	300,000	325,914
Appalachian Power Co. Senior Notes 2.70% due 04/01/2031	1,200,000	1,206,672
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050	400,000	364,927
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	1,600,000	1,756,661
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	836,000	932,863
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,854,434
Entergy Mississippi LLC 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	2,002,417
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	400,000	377,000
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	755,486
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027	500,000	515,689
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025	30,000	31,811
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023	400,000	426,789
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046	1,300,000	1,245,582
Rochester Gas and Electric Corp. 1st Mtg. Bonds 1.85% due 12/01/2030*	960,000	917,016

Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	208,374
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,561,051
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	211,152
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	480,000	553,185

		15,247,023

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	950,000	1,047,862

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 2.30% due 03/12/2031	300,000	294,995

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	747,428

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 1.45% due 10/02/2023	600,000	609,554

Finance-Commercial — 0.2%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	2,600,000	2,838,522

Finance-Consumer Loans — 0.1%
Springleaf Finance Corp. Company Guar. Notes 8.88% due 06/01/2025	800,000	885,000

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Senior Notes 2.00% due 03/20/2028	200,000	201,938
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	27,243
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	224,334
Lazard Group LLC Senior Notes 4.50% due 09/19/2028	500,000	570,107

		1,023,622

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	500,000	519,375

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	701,640

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	248,095

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	100,000	97,364
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	1,400,000	1,616,827

		1,714,191

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	700,000	695,414

Insurance-Life/Health — 0.1%
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	1,800,000	1,984,500

Insurance-Multi-line — 0.0%
Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*	500,000	497,031

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	482,783

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030	1,000,000	1,056,353
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	22,301

		1,078,654

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030	400,000	438,144

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,744,658

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	900,000	911,532

Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	369,687

		1,281,219

Medical Labs & Testing Services — 0.0%
Banner Health Notes 1.90% due 01/01/2031	500,000	484,093

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	813,593
Illumina, Inc. Senior Notes 2.55% due 03/23/2031	400,000	396,647

		1,210,240

Medical-Drugs — 0.2%
Bayer US Finance II LLC FRS Company Guar. Notes 1.19% (3 ML+1.01%) due 12/15/2023*	200,000	202,617
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	500,000	479,965
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	1,200,000	1,347,124

		2,029,706

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	300,000	333,280
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	580,000	570,328
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	755,806

		1,659,414

Oil Companies-Exploration & Production — 0.1%
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	1,100,000	1,236,077

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029	50,000	52,502

Pipelines — 0.7%
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	300,000	305,250
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	40,000	44,701
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	1,200,000	1,400,424
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	1,500,000	1,380,278
MPLX LP Senior Notes 1.75% due 03/01/2026	1,270,000	1,277,172
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	1,900,000	2,095,541
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	649,048
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,805,997
Williams Cos., Inc. Senior Notes 2.60% due 03/15/2031	600,000	591,603

		9,550,014

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	115,796
American Tower Corp. Senior Notes 2.10% due 06/15/2030	200,000	191,958
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,304,354
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	762,089
Boston Properties LP Senior Notes 2.55% due 04/01/2032	300,000	289,929
Brixmor Operating Partnership LP FRS Senior Notes 1.26% (3 ML+1.05%) due 02/01/2022	1,400,000	1,404,198
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	100,000	98,640
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	327,802
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	108,000	123,831
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	800,000	846,800

Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,279,647
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031	100,000	98,353
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027	8,000	8,652
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	600,000	584,707
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028	315,000	338,464
SBA Tower Trust Notes 1.88% due 07/15/2050*	500,000	507,897
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028	10,000	11,141
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	1,300,000	1,471,714
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029	2,700,000	3,038,346
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	548,431

		13,352,749

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	900,000	1,003,935

Schools — 0.0%
Yale University Notes 1.48% due 04/15/2030	500,000	485,255

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.50% due 05/15/2025	700,000	782,019

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	480,000	461,429
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	1,300,000	1,245,725
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	300,000	339,906
Verizon Communications, Inc. Senior Notes 1.45% due 03/20/2026	800,000	803,638

		2,850,698

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	700,000	719,827

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	600,000	655,858

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	500,000	414,982

Total U.S. Corporate Bonds & Notes (cost $91,482,427)		96,405,627

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	300,000	314,894
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	500,000	552,718

		867,612

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*	554,182	544,220
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	510,104	534,125

		1,078,345

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	21,370
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*	300,000	325,926

		347,296

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	900,000	962,221
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*	500,000	554,876

		1,517,097

Banks-Commercial — 0.5%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,091,198
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,410,847
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,716,297
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*		600,000	592,847
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		400,000	401,321

			6,212,510

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 3.80% due 01/08/2026		400,000	423,528
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023		300,000	320,700
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	226,482
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	407,000

			1,377,710

Diversified Banking Institutions — 1.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	1,047,679
Barclays PLC Senior Notes 3.38% due 04/02/2025	EUR	300,000	393,794
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	1,026,672
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025		250,000	270,937
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		750,000	784,702
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	758,052
HSBC Holdings PLC FRS Senior Notes 1.56% (3 ML+1.38%) due 09/12/2026		1,000,000	1,026,886
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	619,270
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	679,959
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.04% (3 ML+0.86%) due 07/26/2023		2,200,000	2,228,107
Mizuho Financial Group, Inc. FRS Senior Notes 1.18% (3 ML+1.00%) due 09/11/2024		800,000	809,907
Natwest Group PLC FRS Senior Notes 1.66% (3 ML+1.47%) due 05/15/2023		400,000	404,222
Natwest Group PLC Senior Notes 3.88% due 09/12/2023		800,000	858,550
Natwest Group PLC Senior Notes 4.27% due 03/22/2025		200,000	218,143
Natwest Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,265,071
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025		1,000,000	1,007,311
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030		600,000	589,822
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030		800,000	757,802
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	615,251
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	934,717

			16,296,854

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.70% due 03/11/2028*		500,000	496,062

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	760,439

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	201,922

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*	1,000,000	1,051,390
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	227,236

		1,278,626

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029	500,000	569,775

Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023	700,000	743,404

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	700,000	731,603

Finance-Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	400,000	408,682
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023	200,000	206,788
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*	1,200,000	1,263,219
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	1,200,000	1,229,356
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	100,000	104,936
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	400,000	438,644

		3,651,625

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	1,200,000	1,193,963

Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	400,000	403,317

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021	75,020	74,271

Oil Companies-Exploration & Production — 0.2%
Aker BP ASA Senior Notes 4.00% due 01/15/2031*	200,000	211,762
Petronas Energy Canada, Ltd. Company Guar. Notes 2.11% due 03/23/2028*	700,000	695,841
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*	1,600,000	1,765,728
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	10,645
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	200,000	210,147
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	300,000	330,455

		3,224,578

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	900,000	1,040,251
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	900,000	911,378

		1,951,629

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,804,841

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	200,000	200,459
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	300,000	319,132

		519,591

Transport-Marine — 0.1%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	647,533

Total Foreign Corporate Bonds & Notes (cost $44,958,819)		46,950,603

U.S. GOVERNMENT AGENCIES — 13.2%
Federal Home Loan Mtg. Corp. — 0.7%
4.00% due 04/01/2048	93,195	100,095
4.00% due 08/01/2048	22,445	24,107
4.00% due 11/01/2048	25,882	27,787
4.00% due 01/01/2049	1,202,215	1,290,817
4.00% due 02/01/2049	116,667	125,138
4.00% due 01/01/2050	121,176	130,016
4.50% due 08/01/2048	1,613,320	1,799,731

Series 314, Class S2 5.78% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)	1,177,802	220,900
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	2,700,000	2,992,690
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)	1,123,554	1,241,769
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.47% (1 ML+0.35%) due 01/15/2038(1)	737,269	738,628
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.25% due 01/15/2038(1)(3)(6)	737,269	48,307

		8,739,985

Federal National Mtg. Assoc. — 2.9%
3.79% due 01/01/2029	1,800,000	2,005,961
4.00% due 07/01/2045	1,361,350	1,489,721
4.00% due 02/01/2046	1,294,633	1,412,745
4.00% due 09/01/2046	1,284,556	1,402,772
4.00% due 07/01/2048	388,298	417,436
4.00% due 08/01/2048	6,488	6,973
4.00% due 09/01/2048	44,481	47,811
4.00% due 11/01/2048	132,575	142,319
4.00% due 03/01/2049	2,799,358	2,997,354
4.00% due 05/01/2049	2,130,831	2,289,021
4.00% due 07/01/2049	695,085	745,632
4.00% due 03/01/2050	18,380	19,735
4.00% due 05/01/2050	7,241,123	7,753,282
4.00% due 06/01/2050	73,376	78,836
4.00% due 09/01/2050	14,806,840	15,854,115
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)	638,919	43,676
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 0.46% (1 ML+0.35%) due 10/25/2040(1)	400,333	401,708
Series 2007-85, Class FL 0.65% (1 ML+0.54%) due 09/25/2037(1)	1,486,441	1,514,165
Series 2012-21, Class FQ 0.66% (1 ML+0.55%) due 02/25/2041(1)	289,765	291,204

		38,914,466

Government National Mtg. Assoc. — 0.5%
Government National Mtg. Assoc. REMIC FRS Series 2016-H10, Class FJ 0.71% (1 ML+0.60%) due 04/20/2066(1)	6,687	6,689
Series 2014-H02, Class FB 0.76% (1 ML+0.65%) due 12/20/2063(1)	718,184	722,982
Series 2016-H11, Class F 0.91% (1 ML+0.80%) due 05/20/2066(1)	1,982,255	2,014,855
Series 2016-H14, Class FA 0.91% (1 ML+0.80%) due 06/20/2066(1)	1,171,571	1,191,021
Series 2016-H17, Class FC 0.94% (1 ML+0.83%) due 08/20/2066(1)	2,549,110	2,595,252

		6,530,799

Uniform Mtg. Backed Securities — 9.1%
1.50% due May 15 TBA	10,300,000	10,422,313
1.50% due May 30 TBA	2,400,000	2,350,594
2.00% due June 30 TBA	30,800,000	31,023,884
3.00% due June 30 TBA	28,900,000	30,245,557
3.50% due June 30 TBA	15,400,000	16,366,939
4.00% due May 30 TBA	28,500,000	30,616,904

		121,026,191

Total U.S. Government Agencies (cost $173,869,985)		175,211,441

U.S. GOVERNMENT TREASURIES — 13.7%
United States Treasury Bonds — 5.4%
zero coupon due 08/15/2044 STRIPS	100,000	58,092
zero coupon due 05/15/2050 STRIPS	2,000,000	1,008,994
1.13% due 05/15/2040	9,980,000	8,341,097
1.38% due 11/15/2040	23,190,000	20,189,794
1.88% due 02/15/2041	14,000,000	13,308,750
2.25% due 08/15/2049	2,510,000	2,483,527
2.75% due 11/15/2047	100,000	109,176
2.88% due 11/15/2046	290,000	323,226
3.00% due 02/15/2048	4,320,000	4,940,831
3.00% due 08/15/2048	1,070,000	1,225,192
3.13% due 05/15/2048	1,320,000	1,544,709
4.25% due 05/15/2039	5,900,000	7,862,672
4.38% due 05/15/2041	5,500,000	7,534,785
4.50% due 08/15/2039	1,750,000	2,405,361

		71,336,206

United States Treasury Notes — 8.3%
0.13% due 01/15/2024	17,700,000	17,623,254
1.13% due 02/29/2028	380,000	375,963

1.75% due 02/28/2022(12)		2,500,000	2,534,961
1.75% due 12/31/2026		3,800,000	3,953,188
1.88% due 03/31/2022		50,300,000	51,129,164
1.88% due 04/30/2022		9,700,000	9,873,539
1.88% due 07/31/2022(14)		3,200,000	3,271,250
1.88% due 08/31/2022		14,200,000	14,532,812
1.88% due 07/31/2026		4,400,000	4,614,672
2.00% due 12/31/2021(14)		2,600,000	2,633,211

			110,542,014

Total U.S. Government Treasuries (cost $183,708,909)			181,878,220

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Dominican Republic Senior Notes 4.88% due 09/23/2032*		1,200,000	1,255,800
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	400,000	471,085
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		300,000	342,186
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,405,658
Republic of Peru Senior Notes 3.30% due 03/11/2041		200,000	195,590
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	833,052
Republic of Peru Senior Notes 5.94% due 02/12/2029	PEN	1,500,000	430,889
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	193,014
State of Israel Senior Notes 3.38% due 01/15/2050		700,000	719,250
State of Qatar Senior Notes 4.40% due 04/16/2050*		700,000	813,834
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,399,193

Total Foreign Government Obligations (cost $10,043,048)			10,059,551

MUNICIPAL BONDS & NOTES — 0.2%
State of Wisconsin Revenue Bonds Series A 2.10% due 05/01/2026		500,000	524,770

Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033		1,000,000	1,211,398

University of California Revenue Bonds Series BG 1.61% due 05/15/2030		380,000	367,214

Total Municipal Bonds & Notes (cost $2,106,520)			2,103,382

LOANS(8)(9)(10) — 0.0%
Computer Services — 0.0%
Virtusa Corp. FRS BTL-B 5.00% (1 ML+4.25%) due 02/11/2028 (cost $394,126)		400,000	401,900

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 2.19% due 06/29/2021†(11)	EUR	945,450	1,484,828
Truist Financial Corp. Series Q 5.10% due 03/01/2030(11)		1,300,000	1,446,341

			2,931,169

Diversified Banking Institutions — 0.1%
BNP Paribas SA 4.63% due 02/25/2031*(11)		200,000	203,000
HSBC Holdings PLC 4.60% due 12/17/2030(11)		600,000	606,750

			809,750

Electric-Integrated — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(11)		500,000	533,125

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Sub. Notes 4.00% due 06/01/2026(11)		500,000	513,780

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(11)		500,000	470,354

Total Preferred Securities/Capital Securities (cost $4,690,269)			5,258,178

OPTIONS - PURCHASED†(13) — 0.3%
Exchanged-Traded Put Option — Purchased (cost $10,590,488)		795	3,405,250

Total Long-Term Investment Securities (cost $599,392,101)			601,267,699

SHORT-TERM INVESTMENT SECURITIES — 59.6%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank
0.01% due 06/23/2021	3,000,000	3,000,000
0.02% due 05/19/2021	2,000,000	2,000,000
0.02% due 05/21/2021	3,200,000	3,200,000
0.02% due 06/16/2021	2,100,000	2,100,000

		10,300,000

U.S. Government Treasuries — 58.8%
United States Cash Management Bills — 2.9%
0.01% due 07/27/2021	2,400,000	2,399,915
0.02% due 08/10/2021	7,000,000	6,999,846
0.02% due 08/24/2021	2,200,000	2,199,827
0.03% due 08/03/2021	9,300,000	9,299,810
0.03% due 08/17/2021	9,200,000	9,199,688
0.08% due 07/06/2021(12)	7,500,000	7,499,893

		37,598,979

United States Treasury Bills — 55.9%
0.01% due 06/01/2021(12)	6,000,000	5,999,952
0.01% due 07/15/2021	3,700,000	3,699,906
0.02% due 06/22/2021	16,600,000	16,599,769
0.03% due 10/28/2021	2,800,000	2,799,585
0.04% due 08/26/2021	169,500,000	169,490,525
0.04% due 09/30/2021	143,200,000	143,188,067
0.05% due 09/09/2021	2,200,000	2,199,842
0.06% due 08/19/2021	212,300,000	212,290,447
0.06% due 09/02/2021	110,000,000	109,994,409
0.07% due 05/06/2021(12)	11,600,000	11,599,995
0.08% due 05/27/2021(12)	6,700,000	6,699,978
0.09% due 05/20/2021(12)	27,400,000	27,399,871
0.10% due 07/22/2021(12)	33,000,000	32,998,900

		744,961,246

Total Short-Term Investment Securities (cost $792,778,734)		792,860,225

REPURCHASE AGREEMENTS — 2.7%
Agreement with JPMorgan Chase, bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $36,000,000 and collateralized by $33,574,000 of United States Treasury Notes, bearing interest at 2.63% due 02/15/2029 and having an approximate value of $36,752,303 (cost $36,000,000)	36,000,000	36,000,000

TOTAL INVESTMENTS (cost $1,428,170,835)	107.5%	1,430,127,924
Liabilities in excess of other assets	(7.5)	(99,164,238)

NET ASSETS	100.0%	$1,330,963,686

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $110,433,103 representing 8.3% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 1).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2021.
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Options - Purchased
(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	$2,600	265	$110,801,005	$1,910,129	$575,050	$(1,335,079)
S&P 500 Index	December 2021	2,950	265	110,801,005	3,268,255	1,007,000	(2,261,255)
S&P 500 Index	December 2021	3,325	265	110,801,005	5,412,104	1,823,200	(3,588,904)

					$10,590,488	$3,405,250	$(7,185,238)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2021	Unrealized Appreciation / (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 05/19/2021	Bank of America	May 2021	0.90%	$16,900	$18,490	$994	$17,496
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 05/19/2021	Bank of America	May 2021	0.85%	17,200	20,640	1,104	19,536
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 05/19/2021	Bank of America	May 2021	0.80%	8,000	7,200	562	6,638
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.75% versus CDX Investment Grade Index maturing on 05/19/2021	Goldman Sachs	May 2021	0.75%	7,000	6,370	542	5,828
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 05/19/2021	Morgan Stanley Co., Inc.	May 2021	0.80%	9,400	10,340	661	9,679
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 05/19/2021	Citibank N.A.	May 2021	0.80%	3,700	3,478	260	3,218
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 07/21/2021	Goldman Sachs	July 2021	0.90%	3,500	4,515	1,406	3,109
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 08/18/2021	Goldman Sachs	August 2021	0.85%	9,500	9,500	6,677	2,823
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 08/18/2021	Citibank N.A.	August 2021	0.80%	11,000	11,880	9,068	2,812
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 08/18/2021	Goldman Sachs	August 2021	0.80%	4,500	4,523	3,710	813
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.75% versus CDX Investment Grade Index maturing on 08/18/2021	Bank of America	August 2021	0.75%	12,700	12,382	12,050	332

					$109,318	$37,034	$72,284

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3,463	Long	S&P 500 E-Mini Index	June 2021	$689,210,782	$722,797,360	$33,586,578
1,762	Long	MSCI EAFE	June 2021	194,238,848	198,868,130	4,629,282
76	Short	U.S. Treasury Long Bonds	June 2021	12,222,828	11,951,000	271,828
144	Short	Long Gilt	June 2021	25,616,470	25,389,877	226,593
96	Short	Euro-Bund	June 2021	19,772,386	19,620,713	151,673
49	Short	Euro-OAT	June 2021	9,560,485	9,454,503	105,982
245	Long	U.S. Treasury 5 Year Notes	June 2021	30,339,166	30,364,688	25,522

						$38,997,458

						Unrealized (Depreciation)
97	Long	U.S. Treasury 10 Year Ultra Long Bonds	June 2021	$14,146,624	$14,118,047	$(28,577)
32	Short	U.S. Treasury Ultra Bonds	June 2021	5,905,040	5,949,000	(43,960)
57	Long	Euro-BTP	June 2021	10,226,317	10,079,817	(146,500)
458	Long	U.S. Treasury 10 Year Notes	June 2021	61,370,503	60,470,312	(900,191)
586	Long	Russell 2000 E-Mini Index	June 2021	68,444,454	66,261,950	(2,182,504)

						$(3,301,732)

Net Unrealized Appreciation (Depreciation)						$35,695,726

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	3,000,826	USD	555,338	05/04/2021	$2,909	$—
	EUR	2,139,000	USD	2,526,457	05/04/2021	—	(45,155)
	GBP	4,647,000	USD	6,382,466	05/05/2021	—	(35,271)
	JPY	536,300,000	USD	4,934,183	05/17/2021	26,709	—
	USD	541,758	BRL	3,000,826	05/04/2021	10,672	—
	USD	5,069,876	JPY	536,200,000	05/17/2021	—	(163,318)
	USD	35,491	RUB	2,679,822	06/22/2021	—	(72)

						40,290	(243,816)

Barclays Bank PLC	USD	870,583	MXN	18,043,000	08/05/2021	10,858	—

Citibank N.A.	BRL	3,000,826	USD	547,097	05/04/2021	—	(5,333)
	PEN	5,797,212	USD	1,594,963	07/08/2021	62,432	—
	PEN	126,870	USD	34,906	08/04/2021	1,376	—
	USD	555,338	BRL	3,000,826	05/04/2021	—	(2,909)
	USD	322,532	RUB	24,144,524	05/21/2021	—	(2,067)
	USD	545,987	BRL	3,000,826	06/02/2021	4,950	—
	USD	287,837	RUB	21,466,178	06/22/2021	—	(4,121)
	USD	60,348	RUB	4,661,393	07/22/2021	994	—

						69,752	(14,430)

Goldman Sachs Bank USA	GBP	4,647,000	USD	6,486,594	06/02/2021	68,501	—
	USD	6,486,243	GBP	4,647,000	05/05/2021	—	(68,507)
	USD	252,475	RUB	19,484,607	07/22/2021	3,934	—
	USD	469,890	MXN	9,873,000	09/03/2021	10,796	—

						83,231	(68,507)

Unrealized Appreciation (Depreciation)						$204,131	$(326,753)

BRL — Brazilian Real

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN— Mexican Peso

PEN — Peruvian Sol

RUB — New Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CAD	800	03/03/2025	1.220%/Semi-annually	3 Month Canadian Offered Rate/Semi-annually	$5	$1,395
CAD	3,400	03/04/2025	1.235%/Semi-annually	3 Month Canadian Offered Rate/Semi-annually	2,401	5,078

					$2,406	$6,473

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
USD	6,400	06/16/2031	(0.250%)/Annually	6 Month USD EURIBOR/Semi-annually	$(13,878)	$(300,331)
USD	300	12/16/2030	(1.000%)/Semi-annually	3 Month USD LIBOR-BBA/Quarterly	(12,367)	(4,818)

					$(26,245)	$(305,149)

			Net Unrealized Appreciation/(Depreciation)		$(23,839)	$(298,676)

Centrally Cleared Credit Default Swaps on Corporate Bonds — Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Lennar Corp.	5.000	% /Quarterly	12/20/2025	0.0734%	$100	$18,293	$964

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX Investment Grade Index	1.000	% /Quarterly	12/20/2023	0.3455%	$45,000	$(286,414)	$(492,671)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$78,528,289	$1,065,258	$79,593,547
U.S. Corporate Bonds & Notes	—	96,405,627	—	96,405,627
Foreign Corporate Bonds & Notes	—	46,950,603	—	46,950,603
U.S. Government Agencies	—	175,211,441	—	175,211,441
U.S. Government Treasuries	—	181,878,220	—	181,878,220
Foreign Government Obligations	—	10,059,551	—	10,059,551
Municipal Bonds & Notes	—	2,103,382	—	2,103,382
Loans	—	401,900	—	401,900
Exchange-Traded Put Options — Purchased	3,405,250	—	—	3,405,250
Preferred Securities/Capital Securities	—	5,258,178	—	5,258,178
Short-Term Investment Securities	—	792,860,225	—	792,860,225
Repurchase Agreements	—	36,000,000	—	36,000,000

Total Investments at Value	$3,405,250	$1,425,657,416	$1,065,258	$1,430,127,924

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$72,284	$—	$72,284
Futures Contracts	38,997,458	—	—	38,997,458
Forward Foreign Currency Contracts	—	204,131	—	204,131
Centrally Cleared Interest Rate Swap Contracts	—	6,473	—	6,473
Centrally Cleared Credit Default Swaps on Corporate Bonds — Sell Protection	—	964	—	964

Total Other Financial Instruments	$38,997,458	$283,852	$—	$39,281,310

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,301,732	$—	$—	$3,301,732
Forward Foreign Currency Contracts	—	326,753	—	326,753
Centrally Cleared Interest Rate Swap Contracts	—	305,149	—	305,149
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	492,671	—	492,671

Total Other Financial Instruments	$3,301,732	$1,124,573	$—	$4,426,305

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 75.0%
Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$1,439,000	$1,478,572
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,419,000	1,518,330

		2,996,902

Airlines — 1.7%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,695,000	3,375,487
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	518,000	602,141
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	306,000	310,399
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	722,000	749,234
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	245,000	254,604

		5,291,865

Applications Software — 0.5%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,383,000	1,469,265

Auction Houses/Art Dealers — 0.5%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,380,000	1,487,363

Auto-Cars/Light Trucks — 2.0%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,842,000	2,871,273
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,012,000	2,362,088
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	316,000	406,455
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	475,000	465,357

		6,105,173

Auto-Heavy Duty Trucks — 0.8%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,434,000	1,383,810
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,090,000	1,151,313

		2,535,123

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,160,000	1,151,300
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	166,000	173,885

		1,325,185

Broadcast Services/Program — 0.9%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	219,000	222,559
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	2,314,000	2,507,797

		2,730,356

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,397,302

Building & Construction-Misc. — 0.3%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	995,000	1,010,761

Building Products-Doors & Windows — 0.3%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	841,000	897,768

Cable/Satellite TV — 2.3%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,310,000	1,332,925
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	889,000	904,460
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,213,245
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	797,820
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	1,670,000	1,757,491
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,110,000	1,163,912

		7,169,853

Casino Hotels — 0.4%
Genting New York LLC/GENNY Capital, Inc. Senior Notes 3.30% due 02/15/2026*	1,250,000	1,245,723

Casino Services — 0.6%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,835,000	1,950,972

Chemicals-Specialty — 0.4%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,205,775

Circuit Boards — 0.2%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	615,000	615,769

Coal — 0.6%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,664,000	1,733,089

Commercial Services — 0.5%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	165,000	175,931
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,251,585

		1,427,516

Commercial Services-Finance — 0.7%
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,210,000	2,176,850

Computer Services — 0.5%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	513,000	521,978
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,063,000	1,130,766

		1,652,744

Computer Software — 0.3%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	1,035,000	1,003,950

Computers-Integrated Systems — 0.7%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	516,000	574,695
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,449,000	1,490,659

		2,065,354

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,028,000	1,089,680

Cosmetics & Toiletries — 1.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,204,000	2,217,753
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,300,000	1,296,750

		3,514,503

Dialysis Centers — 0.8%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	2,300,000	2,328,750

Direct Marketing — 0.5%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	1,350,000	1,466,438

Distribution/Wholesale — 1.4%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,455,000	1,420,444
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,422,000	1,441,823
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,406,876

		4,269,143

E-Commerce/Services — 0.5%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,390,000	1,461,390

Electric-Generation — 1.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,407,375
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,642,108

		3,049,483

Electric-Integrated — 0.3%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	861,285

Electronic Components-Semiconductors — 0.2%
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	675,000	694,827

Electronic Parts Distribution — 0.4%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,216,000	1,262,767

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,348,000	1,412,030

Finance-Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,650,841

Finance-Commercial — 0.4%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,179,000	1,223,802

Finance-Consumer Loans — 1.4%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,997,000	2,051,917
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	734,000	763,360
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	207,000	223,043
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,259,000	1,430,539

		4,468,859

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,647,613

Finance-Investment Banker/Broker — 0.9%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,500,000	1,537,050
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	1,102,000	1,100,622

		2,637,672

Finance-Mortgage Loan/Banker — 1.2%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	2,086,000	2,265,208
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	394,000	414,685
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	942,825

		3,622,718

Financial Guarantee Insurance — 0.3%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	779,000	895,850

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(4)	110,000	112,750

Food-Misc./Diversified — 1.2%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,440,000	1,467,000
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	621,000	711,759
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,510,000	1,499,128

		3,677,887

Food-Retail — 0.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	946,400
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	902,055

		1,848,455

Food-Wholesale/Distribution — 0.5%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,450,000	1,440,865

Hotels/Motels — 1.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	1,405,000	1,473,494
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,360,000	1,519,800

		2,993,294

Human Resources — 1.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,005,000	1,046,306

Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,325,000	1,169,312
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,515,000	1,479,019

		3,694,637

Independent Power Producers — 1.6%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	1,735,000	1,656,665
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	507,000	496,226
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,455,000	1,425,468
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,449,630

		5,027,989

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 3.50% due 05/01/2026*	787,000	787,000

Internet Telephone — 0.3%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	805,000	793,931

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	202,000	195,435
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	866,295

		1,061,730

Medical-Drugs — 0.4%
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	861,000	882,086
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	483,000	501,161

		1,383,247

Medical-Generic Drugs — 0.5%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,556,000	1,637,690

Medical-Hospitals — 3.6%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,385,000	1,462,906
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	1,375,000	1,457,500
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	725,000	757,625
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,800,000	2,877,980
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,013,000	1,013,000
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,575,000	1,598,782
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,833,000	1,933,815

		11,101,608

Metal-Copper — 1.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	685,000	722,175
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	685,000	736,375
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	282,000	300,683
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	282,000	311,257
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,150,692

		3,221,182

Non-Hazardous Waste Disposal — 0.5%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	1,471,000	1,509,614

Oil Companies-Exploration & Production — 5.2%
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,230,084
Apache Corp. Senior Notes 4.75% due 04/15/2043	867,000	860,931
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,475,000	1,510,872
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,456,000	1,266,720
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	332,000	361,050

Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	802,000	930,320
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	766,000	817,705
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	640,000	651,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,308,000	1,347,240
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	1,200,000	1,203,000
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	1,371,000	1,360,717
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	1,034,598
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	695,000	773,188
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,636,320
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	825,000	894,935

		15,878,880

Oil Companies-Integrated — 0.4%
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,280,000	1,299,200

Oil Refining & Marketing — 0.4%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,622,000	1,223,937

Oil-Field Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,474,357
ChampionX Corp. Company Guar. Notes 6.38% due 05/01/2026	1,137,000	1,191,008
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,385,319

		4,050,684

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,600,000	1,612,112

Pipelines — 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	2,075,000	2,114,446
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,124,000	1,125,405
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	647,000	675,306
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	1,019,000	1,062,460
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	943,626
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	429,780
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,420,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	904,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	848,000	873,627
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,978,000	2,131,295
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	2,173,412
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,775,000	1,859,313
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	593,000	638,216
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	982,315
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,241,000	1,294,934

		19,628,635

Poultry — 0.7%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,082,475
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	987,000	994,610

		2,077,085

Protection/Safety — 0.8%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	997,000	1,064,297
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,495,224

		2,559,521

Real Estate Investment Trusts — 5.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,780,178
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,330,300
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,689,033
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	627,839
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,043,000	967,383
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,901,000	1,866,345
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	1,477,000	1,650,547
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	624,000	622,577
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,150,382
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	1,465,000	1,554,731
Service Properties Trust Senior Notes 4.75% due 10/01/2026	267,000	260,325
Service Properties Trust Senior Notes 4.95% due 10/01/2029	170,000	164,263
Service Properties Trust Senior Notes 5.25% due 02/15/2026	283,000	283,708
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	130,000	136,823
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,732,000	1,803,497
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	285,000	299,250

		16,187,181

Real Estate Management/Services — 0.5%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,313,960
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	176,000	191,840

		1,505,800

Real Estate Operations & Development — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,108,180

Recycling — 0.6%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,803,000	1,900,939

Rental Auto/Equipment — 0.8%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,635,000	1,467,412
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.38% due 03/01/2029*	319,000	332,159
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	709,000	747,995

		2,547,566

Research & Development — 0.4%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,084,000	1,182,102

Resort/Theme Parks — 0.5%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,315,000	1,420,200

Retail-Automobile — 0.4%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	755,000	764,098
LCM Investments Holdings II LLC Senior Notes 4.88% due 05/01/2029*	542,000	554,422

		1,318,520

Retail-Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,401,000	1,439,528

Retail-Petroleum Products — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	210,000	206,850
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,249,500

		1,456,350

Retail-Restaurants — 1.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	874,916
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,515,000	1,504,092
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,445,000	1,561,131

		3,940,139

Satellite Telecom — 0.6%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,725,000	1,906,125

Security Services — 0.5%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,020,000	1,063,350
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	425,000	448,375

		1,511,725

Steel-Producers — 1.5%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	753,000	767,119
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	231,000	235,167
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	925,000	953,328
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	1,106,000	1,200,010
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,481,000	1,481,000

		4,636,624

Telephone-Integrated — 1.3%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,229,000	1,288,914
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	182,000	203,512
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,408,000	1,437,920
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	1,064,219

		3,994,565

Television — 1.3%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,258,200
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,742,860
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	1,015,000	1,015,000

		4,016,060

Theaters — 0.4%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	250,000	249,087
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	1,123,000	1,133,172

		1,382,259

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,791,983

Vitamins & Nutrition Products — 0.5%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,489,000	1,556,005

Total U.S. Corporate Bonds & Notes (cost $221,136,000)		230,476,093

FOREIGN CORPORATE BONDS & NOTES — 18.1%
Agricultural Chemicals — 0.9%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,427,000	1,432,351
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,204,000	1,250,992

		2,683,343

Airlines — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	414,784	435,523
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	332,000	355,738
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	991,892	1,047,686

		1,838,947

Building-Residential/Commercial — 0.4%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,359,655

Cable/Satellite TV — 1.2%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,230,000	2,199,337
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,451,000	1,445,878

		3,645,215

Casino Hotels — 0.9%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,326,000	1,411,461
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,465,000	1,490,637

		2,902,098

Cellular Telecom — 0.8%
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	233,000	240,037
Altice France SA/France Senior Sec. Notes 5.13% due 07/15/2029*	755,000	756,027
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,358,000	1,407,974

		2,404,038

Chemicals-Diversified — 0.3%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	911,000	924,665

Chemicals-Specialty — 0.4%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	1,297,000	1,368,646

Computer Software — 0.3%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	970,000	1,003,950

Containers-Metal/Glass — 0.5%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,345,000	1,439,150

Containers-Paper/Plastic — 1.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,419,000	1,478,683
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,644,440

		3,123,123

Cruise Lines — 2.8%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,785,000	1,882,068
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	290,000	317,550
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	2,005,000	1,924,600
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	480,000	501,600
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	319,000	334,535
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,395,000	1,443,686
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	228,000	231,705
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,960,000	1,999,200

		8,634,944

Diversified Financial Services — 0.6%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,626,000	1,703,235

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	719,000	746,861
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,342,000	1,457,614

		2,204,475

Finance-Consumer Loans — 0.6%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	863,000	872,709
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	961,000	995,836

		1,868,545

Medical-Drugs — 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	436,000	438,180
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	616,000	468,160

		906,340

Metal-Copper — 0.4%
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	1,051,000	1,103,550

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,881,778

Motion Pictures & Services — 0.6%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,825,000	1,884,313

Oil Companies-Exploration & Production — 1.0%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,086,000	2,155,099
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	841,000	898,003

		3,053,102

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,714,843

Satellite Telecom — 1.4%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,829,000	1,909,933
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	790,000	772,225
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,682,000	1,652,565

		4,334,723

Security Services — 0.5%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	1,425,000	1,425,000

Telecom Services — 0.5%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,690,000	1,678,583

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	680,775

Total Foreign Corporate Bonds & Notes (cost $53,851,393)		55,767,036

LOANS(5)(6)(7) — 0.6%
E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien (3ML + 0.00%) 1.61% due 04/01/2028(1)(3)(8)(9)	2,410,564	48,211

Theaters — 0.6%
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.86% (3 ML+2.75%) due 05/18/202	924,916	896,879
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.94% (3 ML+2.75%) due 05/18/2025	806,925	782,466

Total Loans (cost $4,008,442)		1,727,556

COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(1)(3) (cost $71,830)	54,459	9,258

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,310,000	1,526,150

Transport-Equipment & Leasing — 0.5%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,625,000	1,730,625

Total Preferred Securities/Capital Securities (cost $2,813,038)		3,256,775

U.S. CONVERTIBLE BONDS & NOTES — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(1)(2)(3) (cost $794,455)	870,780	870,780

ESCROWS AND LITIGATION TRUSTS — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(10)	547,482	3,449
ION Media Networks, Inc.†(3)	822	9,886
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015*† (3)(8)(10)	1,210,000	0

Total Escrows and Litigation Trusts (cost $1,757,482)		13,335

Total Long-Term Investment Securities (cost $284,432,640)		292,120,833

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(11) (cost $7,912,132)	7,912,132	7,912,132

TOTAL INVESTMENTS (cost $292,344,772)	97.6%	300,032,965
Other assets less liabilities	2.4	7,381,306

NET ASSETS	100.0%	$307,414,271

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $222,038,820 representing 72.2% of net assets.

†	Non-income producing security
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2021, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Loans
RentPath LLC 1.61% due 04/01/2028	04/06/2021	2,410,564	$2,313,166	$48,211	$0.02	0.02%
Common Stocks
Hi-Crush, Inc.	01/29/2021	54,459	71,830	9,258	0.17	0.00%
Convertible Bonds & Notes
Hi-Crush, Inc. 10.00% due 04/09/2026	10/08/2020	828,000	751,675
	04/15/2021	42,780	42,780

		870,780	794,455	870,780	1.00	0.28%

				$928,249		0.30%

(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Perpetual maturity – maturity date reflects the next call date.
(5)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Company has filed for bankruptcy protection.
(9)	Security in default of interest.
(10)	Security in default of interest and principal at maturity.
(11)	The rate shown is the 7-day yield as of April 30, 2021.
BTL	— Bank Term Loan
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$230,476,093	$—	$230,476,093
Foreign Corporate Bonds & Notes	—	55,767,036	—	55,767,036
Loans:
E-Commerce/Services	—	—	48,211	48,211
Other Industries	—	1,679,345	—	1,679,345
Common Stocks	—	—	9,258	9,258
Preferred Securities/Capital Securities	—	3,256,775	—	3,256,775
U.S. Convertible Bonds & Notes	—	—	870,780	870,780
Escrows and Litigation Trusts	—	—	13,335	13,335
Short-Term Investment Securities	7,912,132	—	—	7,912,132

Total Investments at Value	$7,912,132	$291,179,249	$941,584	$300,032,965

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 89.7%
Australia — 5.4%
Australia & New Zealand Banking Group, Ltd.	338,963	$7,512,834
Qantas Airways, Ltd.†	894,677	3,415,761
QBE Insurance Group, Ltd.	581,083	4,403,482
Telstra Corp., Ltd.	727,590	1,901,347

		17,233,424

Canada — 3.5%
BCE, Inc.	57,200	2,703,755
Magna International, Inc.	48,712	4,600,325
Suncor Energy, Inc.	180,851	3,868,179

		11,172,259

Finland — 0.9%
Fortum Oyj	110,273	2,901,158

France — 12.8%
AXA SA	192,337	5,441,289
BNP Paribas SA†	85,400	5,483,506
Cie de Saint-Gobain†	56,021	3,535,010
Eurazeo SE	41,992	3,497,814
Sanofi	58,252	6,108,335
TOTAL SE	69,512	3,077,497
Veolia Environnement SA	186,603	5,941,608
Vinci SA	72,038	7,913,478

		40,998,537

Germany — 6.3%
Allianz SE	15,387	4,003,151
Deutsche Post AG	80,676	4,747,978
LANXESS AG	44,874	3,301,922
Siemens AG	44,779	7,473,531
Siemens Energy AG†	23,032	769,717

		20,296,299

Hong Kong — 2.5%
AIA Group, Ltd.	634,600	8,067,270

Ireland — 4.2%
AIB Group PLC†	1,459,271	4,268,901
CRH PLC	78,273	3,698,669
Dalata Hotel Group PLC†	522,619	2,850,622
Kerry Group PLC, Class A (ISE)	10,373	1,344,262
Kerry Group PLC, Class A (LSE)	9,593	1,242,781

		13,405,235

Japan — 18.2%
Asahi Group Holdings, Ltd.	68,900	2,879,445
Hoya Corp.	32,300	3,677,456
ITOCHU Corp.	182,000	5,678,143
KDDI Corp.	72,300	2,187,935
Minebea Mitsumi, Inc.	189,300	4,751,677
Mitsubishi Corp.	219,300	6,062,974
Mizuho Financial Group, Inc.	150,990	2,150,674
Nippon Telegraph & Telephone Corp.	214,000	5,388,478
NSK, Ltd.	218,400	2,009,155
ORIX Corp.	182,700	2,953,888
Panasonic Corp.	251,800	2,972,061
Seven & i Holdings Co., Ltd.	59,700	2,570,311
Sony Group Corp.	55,700	5,574,702
Sumitomo Mitsui Financial Group, Inc.	172,500	6,005,726
Yamaha Motor Co., Ltd.	144,200	3,603,178

		58,465,803

Jersey — 1.6%
Ferguson PLC	41,745	5,263,735

Netherlands — 4.4%
ING Groep NV	740,690	9,469,579
JDE Peet’s NV†	32,325	1,256,375
Koninklijke Ahold Delhaize NV	129,873	3,495,648

		14,221,602

Norway — 1.0%
DNB ASA	145,170	3,118,970

Singapore — 0.9%
DBS Group Holdings, Ltd.	124,200	2,793,203

South Korea — 3.2%
Hana Financial Group, Inc.	116,405	4,772,706
Samsung Electronics Co., Ltd.	74,627	5,453,168

		10,225,874

Spain — 1.4%
Aena SME SA†*	12,884	2,240,805
CaixaBank SA	665,170	2,133,434

		4,374,239

Sweden — 0.3%
Skandinaviska Enskilda Banken AB, Class A	64,350	825,685

Switzerland — 4.0%
Novartis AG	103,318	8,825,265
UBS Group AG	271,572	4,153,779

		12,979,044

Taiwan — 0.9%
Lite-On Technology Corp.	1,331,000	3,057,271

United Kingdom — 17.8%
Anglo American PLC	137,189	5,825,480
AstraZeneca PLC	44,848	4,777,904
BAE Systems PLC	308,680	2,160,139
BP PLC	985,835	4,115,350
Compass Group PLC†	110,866	2,406,690
Imperial Brands PLC	128,003	2,664,200
Kingfisher PLC†	935,152	4,613,810
Lloyds Banking Group PLC	2,281,135	1,430,705
Prudential PLC	276,625	5,859,538
Quilter PLC*	1,632,312	3,685,284
Rio Tinto PLC	57,400	4,823,975
Royal Dutch Shell PLC, Class B	123,386	2,209,257
SSE PLC	184,025	3,729,865
Unilever PLC	59,921	3,499,822
Vodafone Group PLC	2,944,963	5,539,953

		57,341,972

United States — 0.4%
Ovintiv, Inc.	57,960	1,385,872

Total Long-Term Investment Securities (cost $237,109,827)		288,127,452

SHORT-TERM INVESTMENT SECURITIES — 0.2%
United States Treasury Bills
0.02% due 06/29/2021	$100,000	99,998
0.03% due 06/29/2021	100,000	99,998
0.04% due 06/03/2021	200,000	199,999
0.04% due 06/29/2021	400,000	399,990
0.09% due 05/06/2021	25,000	25,000

Total Short-Term Investment Securities (cost $824,961)		824,985

TOTAL INVESTMENTS (cost $237,934,788)	89.9%	288,952,437
Other assets less liabilities	10.1	32,340,138

NET ASSETS	100.0%	$321,292,575

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $5,926,089 representing 1.8% of net assets.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	3,148,300	USD	2,503,672	07/21/2021	$—	$(58,100)
	USD	4,403,260	JPY	461,843,900	05/19/2021	—	(177,047)
	USD	1,881,191	EUR	1,580,700	06/16/2021	20,851	—
	USD	1,593,851	GBP	1,139,800	06/16/2021	—	(19,571)

						20,851	(254,718)

Barclays Bank PLC	CAD	800,300	USD	636,562	07/21/2021	—	(14,642)
	EUR	603,500	USD	718,367	06/16/2021	—	(7,819)
	GBP	584,300	USD	817,398	06/16/2021	10,369	—
	JPY	60,886,200	USD	580,379	05/19/2021	23,225	—
	USD	709,726	JPY	77,249,100	05/19/2021	—	(2,839)
	USD	1,886,394	HKD	14,619,900	05/20/2021	—	(4,173)

						33,594	(29,473)

Citibank N.A.	CAD	1,997,500	USD	1,588,146	07/21/2021	—	(37,220)
	EUR	1,125,300	USD	1,339,470	06/16/2021	—	(14,593)
	JPY	175,726,700	USD	1,675,741	05/19/2021	67,710	—
	USD	1,295,712	DKK	7,979,300	06/16/2021	—	(4,757)
	USD	1,621,369	GBP	1,159,000	06/16/2021	—	(20,571)
	USD	822,977	AUD	1,060,000	07/21/2021	—	(6,128)

						67,710	(83,269)

Goldman Sachs International	GBP	993,600	USD	1,380,932	06/16/2021	8,583	—
	JPY	215,012,900	USD	2,050,046	05/19/2021	82,517	—
	USD	929,761	JPY	101,434,800	05/19/2021	—	(1,557)
	USD	1,762,597	EUR	1,477,300	06/16/2021	15,025	—
	USD	1,957,864	CAD	2,462,100	07/21/2021	45,547	—
	USD	787,080	ILS	2,590,600	07/21/2021	11,226	—

						162,898	(1,557)

HSBC Bank USA N.A.	CAD	598,800	USD	476,197	07/21/2021	—	(11,046)
	CHF	939,900	USD	1,027,067	06/16/2021	—	(3,276)
	GBP	1,111,200	USD	1,553,284	06/16/2021	18,507	—
	HKD	2,214,100	USD	285,676	05/20/2021	624	—
	JPY	65,373,000	USD	623,255	05/19/2021	25,043	—
	USD	5,020,471	EUR	4,224,900	06/16/2021	63,312	—
	USD	2,050,701	AUD	2,689,800	07/21/2021	22,090	—

						129,576	(14,322)

JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,602,966	07/21/2021	—	(37,128)
	CHF	1,494,700	USD	1,633,106	06/16/2021	—	(5,424)
	GBP	1,269,000	USD	1,774,665	06/16/2021	21,936	—
	HKD	6,803,200	USD	877,785	05/20/2021	1,916	—
	KRW	10,875,064,300	USD	9,736,484	05/20/2021	8,419	—
	NOK	1,213,900	USD	142,509	06/16/2021	—	(3,332)
	USD	2,613,832	JPY	274,151,800	05/19/2021	—	(105,138)
	USD	486,775	SGD	649,000	05/19/2021	893	—
	USD	988,240	HKD	7,664,300	05/20/2021	—	(1,510)
	USD	1,102,508	CHF	1,004,400	06/16/2021	—	(1,458)
	USD	3,484,470	EUR	2,927,400	06/16/2021	38,044	—
	USD	258,516	AUD	339,100	07/21/2021	2,798	—
	USD	627,254	NZD	890,000	07/21/2021	9,437	—

						83,443	(153,990)

Morgan Stanley & Co. International PLC	CAD	303,200	USD	241,094	07/21/2021	—	(5,620)
	EUR	276,200	USD	328,755	06/16/2021	—	(3,594)
	JPY	221,984,800	USD	2,059,131	05/19/2021	27,804	—
	USD	5,059,648	JPY	550,620,000	05/19/2021	—	(21,063)
	USD	750,156	GBP	536,700	06/16/2021	—	(8,872)

						27,804	(39,149)

NatWest Markets PLC	USD	3,904,320	CHF	3,615,400	06/16/2021	58,979	—
	USD	3,323,898	SEK	28,289,700	06/16/2021	19,156	—
	USD	526,270	CAD	661,800	07/21/2021	12,237	—

						90,372	—

State Street Bank & Trust Co.	CAD	3,087,900	USD	2,455,690	07/21/2021	—	(56,935)
	GBP	4,182,700	USD	5,851,179	06/16/2021	74,079	—
	HKD	5,615,100	USD	724,462	05/20/2021	1,553	—
	JPY	156,771,100	USD	1,427,290	05/19/2021	—	(7,282)
	USD	1,711,277	JPY	182,004,000	05/19/2021	—	(45,804)
	USD	27,854	EUR	23,400	06/16/2021	303	—
	USD	2,250,837	AUD	2,952,700	07/21/2021	24,547	—
	USD	1,072,706	ILS	3,531,300	07/21/2021	15,481	—

						115,963	(110,021)

Toronto Dominion Bank	EUR	666,900	USD	793,851	06/16/2021	—	(8,624)

UBS AG	CAD	4,864,300	USD	3,867,862	07/21/2021	—	(90,220)
	EUR	5,109,000	USD	6,088,390	06/16/2021	—	(59,222)
	USD	3,953,537	JPY	416,425,100	05/19/2021	—	(142,936)
	USD	8,970,331	EUR	7,538,600	06/16/2021	100,797	—
	USD	349,234	AUD	458,000	07/21/2021	3,706	—

						104,503	(292,378)

Westpac Banking Corp.	GBP	2,466,600	USD	3,451,893	06/16/2021	45,052	—
	USD	191,634	EUR	161,000	06/16/2021	2,095	—
	USD	3,525,041	GBP	2,565,500	06/16/2021	18,400	—
	USD	470,311	CAD	591,400	07/21/2021	10,911	—

						76,458	—

Unrealized Appreciation (Depreciation)						$913,172	$(987,501)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	9.4%
Medical-Drugs	6.1
Insurance-Life/Health	6.0
Diversified Banking Institutions	6.0
Oil Companies-Integrated	4.2
Import/Export	3.7
Audio/Video Products	3.5
Metal-Diversified	3.3
Electronic Components-Misc.	2.6
Building-Heavy Construction	2.5
Telephone-Integrated	2.4
Diversified Manufacturing Operations	2.3
Cellular Telecom	2.3
Food-Retail	1.9
Water	1.8
Electronic Components-Semiconductors	1.7
Distribution/Wholesale	1.6
Diversified Financial Services	1.5
Transport-Services	1.5
Retail-Building Products	1.4
Auto/Truck Parts & Equipment-Original	1.4
Insurance-Property/Casualty	1.4
Insurance-Multi-line	1.3
Electric-Generation	1.2
Building Products-Cement	1.2
Investment Management/Advisor Services	1.1
Recreational Vehicles	1.1
Building & Construction Products-Misc.	1.1
Cosmetics & Toiletries	1.1
Private Equity	1.1
Airlines	1.1
Chemicals-Diversified	1.0
Finance-Leasing Companies	0.9
Electric-Integrated	0.9
Brewery	0.9
Hotels/Motels	0.9
Telecom Services	0.9
Tobacco	0.8
Food-Misc./Diversified	0.8
Food-Catering	0.8
Airport Development/Maintenance	0.7
Aerospace/Defense	0.7
Metal Processors & Fabrication	0.6
Oil Companies-Exploration & Production	0.4
Coffee	0.4
U.S. Government Treasuries	0.2
Machinery-Electrical	0.2

89.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,558,131	$275,569,321	**	$—	$288,127,452
Short-Term Investment Securities	—	824,985		—	824,985

Total Investments at Value	$12,558,131	$276,394,306		$—	$288,952,437

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$913,172		$—	$913,172

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$987,501		$—	$987,501

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 41.5%
Australia — 0.6%
Aristocrat Leisure, Ltd.	6,333	$181,613
Australia & New Zealand Banking Group, Ltd.	11,319	250,876
Beach Energy, Ltd.	52,510	51,062
BHP Group, Ltd.	17,917	651,288
BlueScope Steel, Ltd.	2,498	41,669
Commonwealth Bank of Australia	5,310	364,705
CSL, Ltd.	1,207	251,628
Fortescue Metals Group, Ltd.	3,004	52,307
Iluka Resources, Ltd.	4,311	25,621
Lynas Corp., Ltd.†	13,932	58,878
Macquarie Group, Ltd.	1,740	215,289
Mineral Resources, Ltd.	904	33,313
National Australia Bank, Ltd.	11,956	245,842
Nordic Semiconductor ASA†	674	16,717
OZ Minerals, Ltd.	988	18,103
Perseus Mining, Ltd.†	27,451	25,712
REA Group, Ltd.	198	24,184
Rio Tinto, Ltd.	1,922	179,731
Vicinity Centres	25,283	30,843
Wesfarmers, Ltd.	6,461	269,569
Westpac Banking Corp.	11,833	228,777
WiseTech Global, Ltd.	1,061	25,511
Woodside Petroleum, Ltd.	8,464	147,880
Woolworths Group, Ltd.	3,213	97,366

		3,488,484

Austria — 0.1%
Erste Group Bank AG†	5,758	204,831
Mayr-Melnhof Karton AG	67	13,903
OMV AG	1,519	74,671
Raiffeisen Bank International AG	2,113	46,195
Verbund AG	508	41,704

		381,304

Belgium — 0.0%
Anheuser-Busch InBev SA NV	2,380	168,769
Galapagos NV†	352	27,461

		196,230

Bermuda — 0.1%
Assured Guaranty, Ltd.	941	47,850
Bunge, Ltd.	471	39,762
Essent Group, Ltd.	1,168	61,414
Everest Re Group, Ltd.	213	58,990
Hongkong Land Holdings, Ltd.	7,300	36,140
Invesco, Ltd.	2,577	69,579
Man Wah Holdings, Ltd.	10,400	21,786
Nordic American Tankers, Ltd.	1,488	4,925
RenaissanceRe Holdings, Ltd.	226	38,151
Signet Jewelers, Ltd.†	675	40,331
Triton International, Ltd.	586	29,400

		448,328

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	19,893
Cia. de Saneamento do Parana (Preference Shares)	35,100	27,527

		47,420

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	641	35,306

Canada — 1.0%
Advantage Oil & Gas, Ltd.†	11,500	30,501
ARC Resources, Ltd.	10,456	65,757
B2Gold Corp.	7,567	36,445
Ballard Power Systems, Inc.†	2,749	60,028
Bank of Montreal	2,902	273,897
Bank of Nova Scotia	3,834	244,142
Barrick Gold Corp.	6,609	140,821
BCE, Inc.	3,826	180,849
BlackBerry, Ltd.†	3,602	31,854
Brookfield Asset Management, Inc., Class A	4,387	199,979
Canadian National Railway Co.	4,683	504,171
Canadian Natural Resources, Ltd.	4,323	131,222
Canadian Pacific Railway, Ltd.	879	328,036
Canadian Solar, Inc.†	331	13,650
Centerra Gold, Inc.	2,819	26,008
CI Financial Corp.	4,267	68,597
Cogeco Communications, Inc.	200	18,997
Constellation Software, Inc.	87	127,683
Dollarama, Inc.	4,710	219,492
Enbridge, Inc.	4,970	191,700
Enerplus Corp.	2,978	16,015
Equinox Gold Corp.†	1,620	13,101
First Quantum Minerals, Ltd.	2,810	64,766
Fortuna Silver Mines, Inc.†	2,643	15,912
Franco-Nevada Corp.	599	83,445
IAMGOLD Corp.†	4,844	15,133
Imperial Oil, Ltd.	1,422	41,070
Keyera Corp.	4,509	103,118
Kinross Gold Corp.	7,092	49,909
Kirkland Lake Gold, Ltd.	2,248	83,526
Lundin Mining Corp.	4,701	56,795
Magna International, Inc.	981	92,645
Manulife Financial Corp.	16,277	355,428
MEG Energy Corp.†	3,896	21,522
Parex Resources, Inc.†	3,520	66,296
Pretium Resources, Inc.†	2,004	21,048
Quebecor, Inc., Class B	1,354	36,407
Real Matters, Inc.†	1,400	18,349
Royal Bank of Canada	3,536	337,476
Shopify, Inc., Class A†	363	428,489
SSR Mining, Inc.	3,403	54,015
Sun Life Financial, Inc.	2,426	130,877
Suncor Energy, Inc.	6,109	130,664
TC Energy Corp.	3,222	159,403
Teck Resources, Ltd., Class B	1,333	28,208
TFI International, Inc.	228	19,978
Torex Gold Resources, Inc.†	1,307	15,822
Toromont Industries, Ltd.	607	48,396
Toronto-Dominion Bank	5,423	372,813
Tourmaline Oil Corp.	1,693	36,528
TransAlta Renewables, Inc.	916	14,510
Wesdome Gold Mines, Ltd.†	3,892	28,688
West Fraser Timber Co., Ltd.	999	77,131
Whitecap Resources, Inc.	7,409	32,429

		5,963,741

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd. ADR†	488	112,704

ANTA Sports Products, Ltd.	1,000	17,916
China Conch Venture Holdings, Ltd.	13,500	63,870
China Lesso Group Holdings, Ltd.	13,000	32,688
CK Asset Holdings, Ltd.	32,500	203,781
CK Hutchison Holdings, Ltd.	8,500	69,651
Country Garden Services Holdings Co., Ltd.	4,000	41,802
Daqo New Energy Corp. ADR†	950	76,466
Endeavour Mining Corp.	1,559	32,457
JS Global Lifestyle Co., Ltd.†*	8,000	24,023
NetEase, Inc. ADR	438	49,082
SITC International Holdings Co., Ltd.	7,000	26,647
Tencent Holdings, Ltd.	1,100	87,970
Wharf Real Estate Investment Co., Ltd.	10,000	57,456
Xinyi Glass Holdings, Ltd.	14,000	49,474
Xinyi Solar Holdings, Ltd.	34,000	56,529
Yadea Group Holdings, Ltd.*	14,000	30,531

		1,033,047

China — 0.0%
Flat Glass Group Co., Ltd.	15,000	46,065
Xinjiang Goldwind Science & Technology Co., Ltd.	10,400	17,067

		63,132

Curacao — 0.1%
Schlumberger NV	22,108	598,021

Denmark — 0.3%
Ambu A/S, Class B	444	24,845
Chr. Hansen Holding A/S†	856	78,654
Danske Bank A/S	1,967	37,401
DSV PANALPINA A/S	1,356	301,898
Genmab A/S ADR†	2,472	91,143
GN Store Nord A/S	600	54,164
Netcompany Group A/S*	488	50,656
Novo Nordisk A/S, Class B	7,960	588,332
Orsted A/S*	1,077	156,600
Pandora A/S†	328	37,202
Scandinavian Tobacco Group A/S*	2,016	36,774
Vestas Wind Systems A/S	6,175	256,361

		1,714,030

Finland — 0.1%
Neste Oyj	1,475	89,495
Nokia Oyj†	32,976	156,240
Nordea Bank Abp	9,303	96,641
UPM-Kymmene Oyj	3,170	123,993

		466,369

France — 0.9%
Air Liquide SA	1,829	308,059
AXA SA	10,203	288,647
BNP Paribas SA†	5,960	382,690
Cie de Saint-Gobain†	6,097	384,730
CNP Assurances	1,005	17,592
Danone SA	2,338	164,771
Engie SA†	6,416	95,391
EssilorLuxottica SA	1,081	179,831
Eutelsat Communications SA	2,695	34,065
Faurecia SE†	844	45,545
Gaztransport Et Technigaz SA	179	15,287
Ipsen SA	590	57,050
Kering SA	234	187,447
L’Oreal SA	764	313,767
Legrand SA	1,174	114,300
LVMH Moet Hennessy Louis Vuitton SE	1,327	998,767
Metropole Television SA	1,196	26,567
Orange SA	7,938	98,932
Renault SA†	632	25,462
Rexel SA	2,026	39,862
Safran SA†	855	127,611
Sanofi	7,468	783,098
Sartorius Stedim Biotech	177	81,325
Societe BIC SA	333	23,518
Societe Generale SA†	5,979	170,209
SOITEC†	99	20,000
Somfy SA	122	21,556
TOTAL SE	11,068	490,012
Vinci SA	2,625	288,360

		5,784,451

Germany — 0.7%
adidas AG†	469	144,828
Allianz SE	1,420	369,434
BASF SE	3,848	310,338
Bayer AG	2,429	157,129
Bayerische Motoren Werke AG	858	86,001
Covestro AG*	514	33,629
Daimler AG	5,618	500,006
Deutsche Bank AG†	14,559	203,082
Deutsche Telekom AG	9,721	187,235
Deutsche Wohnen SE	1,922	104,113
E.ON SE	9,376	112,999
HelloFresh SE†	417	34,591
Henkel AG & Co. KGaA (Preference Shares)	2,070	237,760
Infineon Technologies AG	4,604	185,925
KION Group AG	596	59,431
Muenchener Rueckversicherungs-Gesellschaft AG	354	102,389
Porsche Automobil Holding SE (Preference Shares)	575	60,543
RWE AG	3,490	132,240
SAP SE	2,386	335,620
Sartorius AG (Preference Shares)	83	46,825
Schaeffler AG (Preference Shares)	2,709	24,404
Siemens AG	2,652	442,614
Siemens Energy AG†	1,053	35,191
TeamViewer AG†*	974	46,316
VERBIO Vereinigte BioEnergie AG	1,324	66,699
Volkswagen AG (Preference Shares)	1,818	474,746
Vonovia SE	1,673	110,024
Wacker Chemie AG	165	24,899

		4,629,011

Guernsey — 0.0%
Amdocs, Ltd.	2,296	176,195

Hong Kong — 0.2%
AIA Group, Ltd.	32,000	406,796
BOC Hong Kong Holdings, Ltd.	18,500	65,192
Galaxy Entertainment Group, Ltd.†	14,000	122,918
Guangdong Investment, Ltd.	18,000	27,715
Hang Seng Bank, Ltd.	3,000	58,863
Henderson Land Development Co., Ltd.	7,000	31,105
Hong Kong & China Gas Co., Ltd.	95,700	153,467
Hong Kong Exchanges & Clearing, Ltd.	4,300	259,722
PCCW, Ltd.	334,000	193,400
Sino Land Co., Ltd.	14,000	20,769
Sun Hung Kai Properties, Ltd.	5,000	75,476
Swire Pacific, Ltd., Class A	5,000	40,384
Swire Properties, Ltd.	10,400	31,054

		1,486,861

Hungary — 0.0%
Richter Gedeon Nyrt	916	26,210

India — 0.0%
Infosys, Ltd. ADR	2,604	47,080

Ireland — 0.8%
Accenture PLC, Class A	4,649	1,348,070
Allegion PLC	754	101,322
Aon PLC, Class A	897	225,542
Bank of Ireland Group PLC†	9,001	52,845
CRH PLC	4,572	216,043
Eaton Corp. PLC	1,870	267,279
Horizon Therapeutics PLC†	1,492	141,173
James Hardie Industries PLC CDI	3,495	115,687
Jazz Pharmaceuticals PLC†	557	91,571
Linde PLC	1,364	389,886
Medtronic PLC	5,980	782,902
Seagate Technology PLC	399	37,043
Smurfit Kappa Group PLC	2,397	122,617
STERIS PLC	404	85,252
Trane Technologies PLC	6,595	1,146,409
Willis Towers Watson PLC	395	102,250

		5,225,891

Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,342	273,569
NICE, Ltd. ADR†	394	95,045

		368,614

Italy — 0.2%
Anima Holding SpA*	4,767	24,719
Enel SpA	26,724	266,186
Intesa Sanpaolo SpA†	60,178	168,339
Moncler SpA†	1,852	113,840
Prysmian SpA	2,628	82,270
Telecom Italia SpA	184,398	101,425
Terna Rete Elettrica Nazionale SpA	14,074	103,695
UniCredit SpA	14,607	150,892

		1,011,366

Japan — 2.0%
Advantest Corp.	500	47,304
Aisin Corp.	1,600	61,673
Asahi Holdings, Inc.	700	14,217
Astellas Pharma, Inc.	23,600	354,422
Bank of Kyoto, Ltd.	600	32,189
BayCurrent Consulting, Inc.	300	81,754
Capcom Co., Ltd.	1,700	55,134
Chubu Electric Power Co., Inc.	1,900	23,000
Chugai Pharmaceutical Co., Ltd.	2,100	78,904
Credit Saison Co., Ltd.	1,200	13,792
Dai Nippon Printing Co., Ltd.	1,300	25,840
Daiichi Sankyo Co., Ltd.	4,500	114,816
Daikin Industries, Ltd.	1,300	261,003
Daiwa House REIT Investment Corp.	113	303,124
Daiwa Securities Group, Inc.	13,600	72,475
DIC Corp.	1,100	28,093
Disco Corp.	100	32,308
Eisai Co., Ltd.	700	45,711
FANUC Corp.	800	184,449
Fast Retailing Co., Ltd.	200	164,302
Fujitsu, Ltd.	700	110,897
GS Yuasa Corp.	700	18,943
Harmonic Drive Systems, Inc.	600	40,375
Hisamitsu Pharmaceutical Co., Inc.	2,600	151,386
Hitachi, Ltd.	4,800	236,479
Honda Motor Co., Ltd.	13,100	387,614
Hoya Corp.	1,700	193,550
Inpex Corp.	10,200	69,070
Isuzu Motors, Ltd.	6,100	61,760
ITOCHU Corp.	3,900	121,674
Japan Petroleum Exploration Co., Ltd.	1,700	31,399
Japan Post Bank Co., Ltd.	4,500	41,157
JFE Holdings, Inc.	4,000	52,469
JSR Corp.	500	15,408
JTEKT Corp.	3,100	27,933
Kajima Corp.	3,800	52,537
Kaneka Corp.	500	19,474
Kao Corp.	2,000	128,467
KDDI Corp.	10,200	308,671
Keyence Corp.	800	384,755
Kobe Steel, Ltd.	3,600	25,894
Koei Tecmo Holdings Co, Ltd.	2,150	95,918
Komatsu, Ltd.	8,700	255,354
Lasertec Corp.†	400	70,117
LIXIL Corp.	800	21,685
M3, Inc.	1,200	82,996
Marubeni Corp.	8,600	71,554
Mazda Motor Corp.†	6,800	52,688
Mercari, Inc.†	2,100	103,415
Mitsubishi Gas Chemical Co., Inc.	900	20,825
Mitsubishi HC Capital, Inc.	83,100	444,074
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	17,722
Mitsui & Co., Ltd.	22,900	482,956
Mitsui Fudosan Co., Ltd.	4,700	101,980
Mitsui OSK Lines, Ltd.	1,300	52,260
Mizuho Financial Group, Inc.	19,300	274,906
MonotaRO Co., Ltd.	1,600	40,749
Murata Manufacturing Co., Ltd.	2,500	198,549
Nexon Co., Ltd.	1,600	53,023

NGK Spark Plug Co., Ltd.	1,500	25,050
Nidec Corp.	1,600	185,466
Nihon M&A Center, Inc.	1,600	41,849
Nikon Corp.	4,200	39,434
Nintendo Co., Ltd.	500	286,459
Nippon Electric Glass Co., Ltd.	1,100	27,879
Nippon Steel Corp.	3,000	52,220
Nippon Telegraph & Telephone Corp.	15,800	397,841
Nippon Yusen KK	1,700	66,783
Nissan Motor Co., Ltd.†	6,800	34,105
Nomura Holdings, Inc.	29,700	160,150
Obayashi Corp.	8,000	73,029
Odakyu Electric Railway Co., Ltd.	4,000	108,169
Olympus Corp.	4,100	84,349
Ono Pharmaceutical Co., Ltd.	5,600	141,029
Open House Co., Ltd.	600	24,965
Oracle Corp. Japan	400	37,546
Oriental Land Co., Ltd.	900	127,491
ORIX Corp.	4,400	71,139
Orix JREIT, Inc.	117	206,476
Osaka Gas Co., Ltd.	1,200	23,208
Recruit Holdings Co., Ltd.	4,400	199,024
Resona Holdings, Inc.	8,400	34,541
SBI Holdings, Inc.	900	25,463
Sekisui Chemical Co., Ltd.	13,100	228,102
Seven & i Holdings Co., Ltd.	3,300	142,077
Shimano, Inc.	200	45,757
Shin-Etsu Chemical Co., Ltd.	1,100	185,868
Shiseido Co., Ltd.	1,800	130,640
SMC Corp.	200	116,193
Sojitz Corp.	18,400	54,859
Sony Group Corp.	3,800	380,321
Subaru Corp.	2,200	40,838
Sumitomo Corp.	13,400	182,544
Sumitomo Electric Industries, Ltd.	4,200	62,528
Sumitomo Mitsui Financial Group, Inc.	3,800	132,300
Sumitomo Rubber Industries, Ltd.	2,400	29,705
Suzuki Motor Corp.	1,800	68,379
Sysmex Corp.	900	90,005
Taisei Corp.	1,100	40,585
Takeda Pharmaceutical Co., Ltd.	4,300	143,817
Tokyo Electron, Ltd.	600	264,275
Toppan Printing Co., Ltd.	3,800	64,809
Tosoh Corp.	1,400	24,809
Toyo Tire Corp.	1,300	23,827
Toyota Motor Corp.	6,400	479,923
Toyota Tsusho Corp.	1,100	46,541
Ube Industries, Ltd.	600	12,113
Workman Co., Ltd.	300	19,585
Yamaha Motor Co., Ltd.	2,200	54,972
Yokogawa Electric Corp.	6,900	125,346
Zenkoku Hosho Co., Ltd.	900	40,409
ZOZO, Inc.	800	26,974

		12,646,959

Jersey — 0.1%
Experian PLC	2,704	104,361
Ferguson PLC	1,105	139,332
Glencore PLC	35,547	144,788
Man Group PLC	13,010	30,209
Polymetal International PLC	1,803	37,230

		455,920

Luxembourg — 0.0%
ArcelorMittal SA†	1,765	51,480
Subsea 7 SA	2,749	27,931

		79,411

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	8,203

Malta — 0.0%
Kindred Group PLC SDR†	1,646	28,594

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	23,019

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	6,583
Kimberly-Clark de Mexico SAB de CV, Class A	14,900	25,825
Wal-Mart de Mexico SAB de CV	6,500	21,316

		53,724

Netherlands — 0.6%
ABN AMRO Bank NV CVA†*	4,886	63,158
Aegon NV	6,024	28,008
AerCap Holdings NV†	423	24,640
Airbus SE†	1,524	183,031
AMG Advanced Metallurgical Group NV	461	17,699
ASM International NV	306	93,099
ASML Holding NV	1,701	1,107,446
ASR Nederland NV	1,954	85,559
BE Semiconductor Industries NV	776	62,841
Euronext NV*	951	95,680
ING Groep NV	26,681	341,111
Intertrust NV†*	775	14,357
Just Eat Takeaway.com NV †*	714	73,807
Koninklijke Ahold Delhaize NV	4,793	129,008
Koninklijke Philips NV†	2,929	165,045
LyondellBasell Industries NV, Class A	966	100,213
NN Group NV	1,840	91,982
NXP Semiconductors NV	1,062	204,446
Prosus NV	2,646	286,906
Signify NV†*	1,102	62,655
Stellantis NV	5,999	99,981
Wolters Kluwer NV	1,573	142,386

		3,473,058

New Zealand — 0.0%
Spark New Zealand, Ltd.	45,125	141,949
Xero, Ltd.†	272	29,481

		171,430

Norway — 0.1%
Aker BP ASA	1,381	39,353

Equinor ASA	12,079	244,320
Kahoot! AS†	1,213	12,708
Norsk Hydro ASA	5,827	37,226
Telenor ASA	3,657	65,261
Yara International ASA	1,130	58,966

		457,834

Poland — 0.0%
KGHM Polska Miedz SA†	389	19,937

Puerto Rico — 0.0%
EVERTEC, Inc.	752	30,005
First BanCorp/Puerto Rico	3,422	43,014

		73,019

Russia — 0.0%
Lukoil PJSC ADR	370	28,579

Singapore — 0.0%
City Developments, Ltd.	2,500	14,801
Oversea-Chinese Banking Corp., Ltd.	7,200	66,039
United Overseas Bank, Ltd.	2,400	47,977

		128,817

South Africa — 0.0%
Anglo American Platinum, Ltd.	328	44,948
Impala Platinum Holdings, Ltd.	3,383	63,336
Northam Platinum, Ltd.†	3,928	67,664
Vodacom Group, Ltd.	4,129	35,796

		211,744

South Korea — 0.1%
Hansol Chemical Co., Ltd.	56	12,436
Hanwha Solutions Corp.†	564	23,274
Hyundai Motor Co.	83	15,740
Kia Motors Corp.	959	66,169
KT&G Corp.	354	26,258
LG Corp.	390	44,116
LG Electronics, Inc.	264	37,246
NCSoft Corp.	58	43,184
SK Hynix, Inc.	335	38,355

		306,778

Spain — 0.2%
Amadeus IT Group SA†	1,398	95,199
Banco Bilbao Vizcaya Argentaria SA	8,632	48,368
Banco Santander SA	77,784	300,511
Iberdrola SA	18,581	251,392
Industria de Diseno Textil SA	4,540	161,632
Mediaset Espana Comunicacion SA†	7,195	45,931
Red Electrica Corp. SA	5,545	101,826
Repsol SA	7,514	89,565
Vidrala SA	130	14,629

		1,109,053

Sweden — 0.3%
Assa Abloy AB, Class B	5,871	167,400
Atlas Copco AB, Class A	4,828	292,671
Boliden AB	977	38,077
Epiroc AB, Class A	3,587	77,768
EQT AB	969	32,786
Essity AB, Class B	10,655	347,800
Evolution Gaming Group AB*	658	130,010
Hennes & Mauritz AB, Class B†	3,155	77,773
Lundin Energy AB	2,440	77,885
MIPS AB	427	34,534
Nibe Industrier AB, Class B	1,079	39,498
Sinch AB†*	78	12,322
SKF AB, Class B	1,296	33,475
Stillfront Group AB†	2,436	24,902
Swedish Match AB	2,064	169,498
Telefonaktiebolaget LM Ericsson, Class B	17,513	240,752
Thule Group AB*	1,542	70,225
Volvo AB, Class B	6,212	152,492

		2,019,868

Switzerland — 1.0%
ABB, Ltd.	8,994	291,969
Chubb, Ltd.	1,355	232,504
Cie Financiere Richemont SA	2,338	239,905
Credit Suisse Group AG	24,450	257,885
EMS-Chemie Holding AG	41	38,290
Garmin, Ltd.	878	120,497
Geberit AG	184	121,283
Givaudan SA	61	255,515
Julius Baer Group, Ltd.	722	45,483
Logitech International SA	1,684	188,392
Lonza Group AG	203	129,175
Nestle SA	12,104	1,443,009
Novartis AG	11,011	940,543
Roche Holding AG	3,299	1,074,846
Sika AG	955	284,712
UBS Group AG	23,510	359,593
Zurich Insurance Group AG	676	277,421

		6,301,022

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	251	29,302

Thailand — 0.0%
TTW PCL NVDR	80,600	30,024

United Kingdom — 1.6%
Admiral Group PLC	327	14,129
Anglo American PLC	5,018	213,080
Ashtead Group PLC	2,949	189,367
AstraZeneca PLC	7,767	827,461
Auto Trader Group PLC†*	4,980	39,204
Aviva PLC	10,389	57,412
BAE Systems PLC	11,289	79,000
Barclays PLC	130,165	315,341
BP PLC	83,267	347,597
British American Tobacco PLC	7,836	290,744
Britvic PLC	3,514	42,819
BT Group PLC†	37,826	86,149
Centrica PLC†	48,422	37,873
Compass Group PLC†	5,013	108,823
Diageo PLC	15,983	717,491
Diploma PLC	1,536	60,879

Direct Line Insurance Group PLC	6,008	23,659
Drax Group PLC	4,482	25,303
Gamesys Group PLC	717	19,180
Gamma Communications PLC	865	21,756
GlaxoSmithKline PLC	32,211	595,809
Gulf Keystone Petroleum, Ltd.†	9,222	22,591
HSBC Holdings PLC (OTC US)	13,200	82,818
HSBC Holdings PLC (SEHK)	84,431	528,021
IG Group Holdings PLC	5,442	68,834
Imperial Brands PLC	7,391	153,833
ITV PLC†	38,324	64,096
J Sainsbury PLC	5,921	19,433
Johnson Matthey PLC	697	31,276
Legal & General Group PLC	31,683	119,235
Liberty Global PLC, Class A†	3,809	102,462
Lloyds Banking Group PLC	356,844	223,809
London Stock Exchange Group PLC	967	98,795
M&G PLC	10,764	32,296
Meggitt PLC†	3,296	21,204
National Grid PLC	13,267	167,245
Natwest Group PLC	30,226	82,048
Next PLC†	294	31,701
Polypipe Group PLC	3,515	27,440
Prudential PLC	8,003	169,522
Rathbone Brothers PLC	817	19,088
Reckitt Benckiser Group PLC	4,976	443,549
RELX PLC	10,784	279,856
Rightmove PLC	1,619	13,726
Rio Tinto PLC	6,790	570,641
Royal Dutch Shell PLC, Class A (LSE)	8,962	168,338
Royal Dutch Shell PLC, Class A (XAMS)	3,849	73,188
Royal Dutch Shell PLC, Class B	25,662	459,484
Royal Mail PLC†	6,197	42,442
RWS Holdings PLC	2,422	22,992
Sage Group PLC	2,189	19,283
Spirax-Sarco Engineering PLC	184	30,018
Standard Chartered PLC	32,342	232,138
Synthomer PLC	3,349	23,517
Tronox Holdings PLC, Class A	876	18,571
Ultra Electronics Holdings PLC	1,429	39,901
Unilever PLC	14,698	861,809
Vistry Group PLC	1,961	33,506
Vodafone Group PLC	112,574	211,770

		9,723,552

United States — 30.1%
3M Co.	5,522	1,088,607
Abbott Laboratories	8,064	968,325
AbbVie, Inc.	9,251	1,031,486
ACM Research, Inc., Class A†	194	15,316
Activision Blizzard, Inc.	11,491	1,047,864
AdaptHealth Corp.†	913	26,532
Adobe, Inc.†	3,661	1,861,033
Advanced Micro Devices, Inc.†	3,314	270,489
AES Corp.	1,414	39,337
Affiliated Managers Group, Inc.	485	78,167
Aflac, Inc.	1,378	74,040
AGCO Corp.	379	55,304
Agilent Technologies, Inc.	1,682	224,782
Air Lease Corp.	497	23,215
Air Products & Chemicals, Inc.	635	183,185
Alexion Pharmaceuticals, Inc.†	833	140,510
Align Technology, Inc.†	436	259,651
Allison Transmission Holdings, Inc.	1,711	70,955
Allstate Corp.	775	98,270
Ally Financial, Inc.	1,942	99,916
Alnylam Pharmaceuticals, Inc.†	504	70,883
Alphabet, Inc., Class A†	1,959	4,610,506
Alphabet, Inc., Class C†	1,715	4,133,356
Altria Group, Inc.	8,540	407,785
Amazon.com, Inc.†	2,148	7,448,018
AMC Networks, Inc., Class A†	403	20,263
American Express Co.	9,185	1,408,520
American Tower Corp.	1,019	259,611
American Water Works Co., Inc.	1,544	240,849
Ameriprise Financial, Inc.	723	186,823
Amgen, Inc.	3,365	806,389
Amkor Technology, Inc.	696	14,073
Analog Devices, Inc.	1,315	201,405
Antero Resources Corp.†	2,614	23,578
Anthem, Inc.	607	230,290
Apple, Inc.	74,061	9,736,059
Applied Materials, Inc.	3,811	505,758
AptarGroup, Inc.	175	26,392
Arconic Corp.†	1,308	37,409
Argonaut Gold, Inc.†	10,300	22,625
Arista Networks, Inc.†	209	65,871
Artisan Partners Asset Management, Inc., Class A	864	43,995
AT&T, Inc.	22,458	705,406
Atkore, Inc.†	521	40,784
Autodesk, Inc.†	1,150	335,696
Automatic Data Processing, Inc.	2,120	396,419
AutoZone, Inc.†	259	379,207
Avangrid, Inc.	844	42,960
Avaya Holdings Corp.†	707	20,340
Ball Corp.	6,797	636,471
Bank of America Corp.	22,078	894,821
Bank of New York Mellon Corp.	6,629	330,655
Baxter International, Inc.	1,475	126,393
Becton Dickinson & Co.	778	193,574
Berkshire Hathaway, Inc., Class B†	3,552	976,622
Berry Global Group, Inc.†	600	38,172
Big Lots, Inc.	422	29,093
Bio-Techne Corp.	67	28,642
Biogen, Inc.†	403	107,734
BlackRock, Inc.	1,898	1,555,031
Blackstone Group, Inc., Class A	1,918	169,724
Boeing Co.†	1,282	300,385
Boise Cascade Co.	580	38,698
Bonanza Creek Energy, Inc.†	1,408	46,591
Booking Holdings, Inc.†	516	1,272,497
BorgWarner, Inc.	1,370	66,555
Boston Beer Co., Inc., Class A†	47	57,175

Boston Scientific Corp.†	4,549	198,336
Brighthouse Financial, Inc.†	1,014	47,445
Brinker International, Inc.†	539	36,183
Bristol-Myers Squibb Co.	11,573	722,387
Broadcom, Inc.	1,609	734,026
Broadridge Financial Solutions, Inc.	1,224	194,163
Brooks Automation, Inc.	355	35,972
Brown & Brown, Inc.	2,113	112,369
Brunswick Corp.	550	58,922
Cabot Oil & Gas Corp.	2,308	38,474
Cadence Design Systems, Inc.†	1,178	155,225
Callon Petroleum Co.†	513	19,181
Capital One Financial Corp.	3,102	462,446
Catalyst Pharmaceuticals, Inc.†	4,511	20,660
Caterpillar, Inc.	1,354	308,861
Centene Corp.†	1,730	106,810
Century Communities, Inc.†	451	33,347
Cerner Corp.	1,387	104,094
Charles Schwab Corp.	7,893	555,667
Chart Industries, Inc.†	249	39,997
Charter Communications, Inc., Class A†	1,190	801,405
Chemed Corp.	104	49,567
Chemours Co.	1,895	57,229
Chevron Corp.	4,112	423,824
Chipotle Mexican Grill, Inc.†	91	135,775
Church & Dwight Co., Inc.	1,237	106,060
Cigna Corp.	935	232,824
Cimarex Energy Co.	605	40,051
Cintas Corp.	408	140,817
Cisco Systems, Inc.	18,002	916,482
Citigroup, Inc.	8,621	614,160
Clorox Co.	945	172,462
CME Group, Inc.	858	173,307
CNX Resources Corp.†	2,045	27,444
Coca-Cola Co.	20,470	1,104,971
Cognex Corp.	1,022	88,015
Cognizant Technology Solutions Corp., Class A	1,514	121,726
Cohu, Inc.†	340	13,603
Colgate-Palmolive Co.	7,359	593,871
Comcast Corp., Class A	29,136	1,635,986
Conagra Brands, Inc.	1,962	72,771
ConocoPhillips	28,317	1,448,131
Copart, Inc.†	1,874	233,332
Corning, Inc.	5,647	249,654
Corteva, Inc.	2,513	122,534
CoStar Group, Inc.†	139	118,766
Costco Wholesale Corp.	3,892	1,448,174
Crowdstrike Holdings, Inc., Class A†	311	64,847
Crown Castle International Corp.	1,271	240,295
CSX Corp.	2,270	228,702
Curtiss-Wright Corp.	424	54,230
CVS Health Corp.	4,034	308,198
D.R. Horton, Inc.	3,033	298,114
Danaher Corp.	4,789	1,216,119
Darling Ingredients, Inc.†	347	24,099
DaVita, Inc.†	393	45,796
Deckers Outdoor Corp.†	1,221	412,942
Deere & Co.	4,629	1,716,665
Deluxe Corp.	664	29,229
Denbury, Inc.†	509	27,695
Devon Energy Corp.	3,317	77,551
DexCom, Inc.†	1,074	414,671
Diamondback Energy, Inc.	458	37,432
Digital Realty Trust, Inc.	735	113,418
Digital Turbine, Inc.†	633	47,747
Discover Financial Services	2,243	255,702
Discovery, Inc., Class A†	4,018	151,318
DocuSign, Inc.†	858	191,283
Dollar General Corp.	673	144,527
Dollar Tree, Inc.†	784	90,082
Dominion Energy, Inc.	3,327	265,827
Dow, Inc.	2,780	173,750
DraftKings, Inc., Class A†	4,965	281,317
Dropbox, Inc., Class A†	2,521	64,790
Duke Energy Corp.	1,379	138,852
DuPont de Nemours, Inc.	2,226	171,647
Dynatrace, Inc.†	534	27,789
eBay, Inc.	6,379	355,884
Ecolab, Inc.	758	169,883
Edison International	1,338	79,544
Edwards Lifesciences Corp.†	8,592	820,708
Electronic Arts, Inc.	883	125,457
Eli Lilly & Co.	6,556	1,198,240
Emerson Electric Co.	3,801	343,952
EnerSys	198	18,133
Enphase Energy, Inc.†	355	49,434
Entegris, Inc.	356	40,078
EOG Resources, Inc.	3,541	260,759
EPAM Systems, Inc.†	244	111,691
EQT Corp.†	3,407	65,074
Equinix, Inc.	220	158,567
Equitable Holdings, Inc.	2,260	77,360
Equity LifeStyle Properties, Inc.	3,496	242,622
Estee Lauder Cos., Inc., Class A	1,617	507,415
Etsy, Inc.†	305	60,631
Evergy, Inc.	3,483	222,808
Eversource Energy	1,932	166,577
Exact Sciences Corp.†	526	69,337
Exelon Corp.	3,724	167,357
eXp World Holdings, Inc.†	350	12,026
Exxon Mobil Corp.	9,104	521,113
Facebook, Inc., Class A†	12,247	3,981,255
FactSet Research Systems, Inc.	514	172,817
Fastenal Co.	6,680	349,230
Federated Hermes, Inc.	2,777	79,978
FedEx Corp.	938	272,311
Fidelity National Information Services, Inc.	2,104	321,702
Fifth Third Bancorp	3,216	130,377
First American Financial Corp.	570	36,765
First Republic Bank	6,063	1,110,984
First Solar, Inc.†	6,786	519,333
Fiserv, Inc.†	1,608	193,153
Five9, Inc.†	66	12,406
Floor & Decor Holdings, Inc., Class A†	4,539	503,466
Foot Locker, Inc.	1,124	66,294
Ford Motor Co.†	38,171	440,493

Fortinet, Inc.†	344	70,255
Franklin Resources, Inc.	2,240	67,200
Freeport-McMoRan, Inc.	16,736	631,115
Frontdoor, Inc.†	1,303	69,750
Generac Holdings, Inc.†	444	143,834
General Dynamics Corp.	1,048	199,361
General Electric Co.	19,059	250,054
General Mills, Inc.	2,898	176,372
General Motors Co.†	4,023	230,196
Gentex Corp.	2,971	104,520
Gilead Sciences, Inc.	5,183	328,965
Global Payments, Inc.	1,512	324,521
Goldman Sachs Group, Inc.	820	285,729
Graco, Inc.	1,158	88,934
Gray Television, Inc.	1,461	29,688
Group 1 Automotive, Inc.	144	23,639
H&R Block, Inc.	2,771	61,682
Halozyme Therapeutics, Inc.†	2,032	101,498
Hanesbrands, Inc.	1,783	37,550
HCA Healthcare, Inc.	5,016	1,008,517
HEICO Corp.	282	39,706
Hershey Co.	1,094	179,744
Hess Corp.	1,833	136,577
Hess Midstream LP, Class A	1,843	41,154
Hewlett Packard Enterprise Co.	6,045	96,841
Hibbett Sports, Inc.†	240	19,068
Hill-Rom Holdings, Inc.	830	91,483
Hilton Grand Vacations, Inc.†	976	43,491
HollyFrontier Corp.	998	34,930
Home Depot, Inc.	6,071	1,965,001
Honeywell International, Inc.	4,353	970,893
Houlihan Lokey, Inc.	939	62,228
HP, Inc.	10,485	357,643
Humana, Inc.	357	158,951
Huntington Bancshares, Inc.	7,201	110,319
IAC/InterActiveCorp†	464	117,610
IDEX Corp.	567	127,121
IDEXX Laboratories, Inc.†	1,167	640,671
iHeartMedia, Inc., Class A†	809	15,484
Illinois Tool Works, Inc.	2,083	480,048
Illumina, Inc.†	341	133,958
Incyte Corp.†	1,465	125,082
Inovalon Holdings, Inc., Class A†	1,005	30,361
Intel Corp.	15,766	907,018
Intercontinental Exchange, Inc.	1,651	194,339
International Business Machines Corp.	3,559	504,951
International Flavors & Fragrances, Inc.	394	56,015
International Paper Co.	10,140	588,120
Interpublic Group of Cos., Inc.	1,214	38,545
Intuit, Inc.	2,487	1,025,042
Intuitive Surgical, Inc.†	382	330,430
IQVIA Holdings, Inc.†	580	136,120
Jack Henry & Associates, Inc.	496	80,764
JB Hunt Transport Services, Inc.	230	39,263
Johnson & Johnson	16,054	2,612,467
JPMorgan Chase & Co.	21,854	3,361,364
KeyCorp	2,633	57,294
Keysight Technologies, Inc.†	744	107,396
Kimberly-Clark Corp.	4,108	547,679
Kinder Morgan, Inc.	7,710	131,455
KLA Corp.	794	250,388
Kontoor Brands, Inc.	500	31,415
Kraft Heinz Co.	2,274	93,893
Kroger Co.	2,095	76,551
Kulicke & Soffa Industries, Inc.	637	36,213
L3Harris Technologies, Inc.	635	132,861
Lam Research Corp.	1,933	1,199,330
Landstar System, Inc.	229	39,452
Las Vegas Sands Corp.†	1,740	106,592
Lear Corp.	439	80,706
Lennar Corp., Class A	1,903	197,151
Liberty Broadband Corp., Class C†	1,246	202,749
Liberty Media Corp. - Liberty Formula One, Series C†	2,706	127,020
Lincoln National Corp.	1,358	87,089
Lithia Motors, Inc., Class A	42	16,144
Lockheed Martin Corp.	558	212,352
Louisiana-Pacific Corp.	781	51,452
Lowe’s Cos., Inc.	2,735	536,744
Lululemon Athletica, Inc.†	1,268	425,122
M/I Homes, Inc.†	292	20,358
Magnite, Inc.†	460	18,423
Magnolia Oil & Gas Corp., Class A†	1,665	18,748
Malibu Boats, Inc., Class A†	368	30,676
Marathon Oil Corp.	1,379	15,528
Marathon Petroleum Corp.	2,188	121,762
Marriott International, Inc., Class A†	1,357	201,542
Marriott Vacations Worldwide Corp.†	198	35,171
Marsh & McLennan Cos., Inc.	3,471	471,015
Marvell Technology, Inc.	2,391	108,097
Masco Corp.	1,684	107,574
Mastercard, Inc., Class A	5,266	2,011,928
Matador Resources Co.	1,373	36,124
Match Group, Inc.†	2,326	361,995
MaxLinear, Inc.†	600	21,594
McDonald’s Corp.	3,300	779,064
McKesson Corp.	513	96,218
MDC Holdings, Inc.	787	46,165
MercadoLibre, Inc.†	101	158,669
Merck & Co., Inc.	17,314	1,289,893
Meritage Homes Corp.†	404	42,982
Meritor, Inc.†	919	24,841
MetLife, Inc.	2,216	141,004
Mettler-Toledo International, Inc.†	66	86,679
MGIC Investment Corp.	4,853	73,960
Microchip Technology, Inc.	1,067	160,359
Micron Technology, Inc.†	12,395	1,066,838
Microsoft Corp.	37,155	9,369,748
Moderna, Inc.†	1,862	332,963
Mondelez International, Inc., Class A	3,736	227,186
Monolithic Power Systems, Inc.	105	37,945
Monster Beverage Corp.†	2,940	285,327
Moody’s Corp.	3,435	1,122,249
Moog, Inc., Class A	252	21,811
Morgan Stanley	16,585	1,369,092
Mosaic Co.	1,976	69,516
MSCI, Inc.	194	94,239
Murphy Oil Corp.	1,676	28,375

Nasdaq, Inc.	4,786	773,130
National Fuel Gas Co.	591	29,349
Netflix, Inc.†	2,090	1,073,152
Newmont Corp.	2,926	182,612
Nexstar Media Group, Inc., Class A	450	66,334
NextEra Energy, Inc.	15,842	1,227,913
NIKE, Inc., Class B	9,308	1,234,427
Norfolk Southern Corp.	832	232,328
Northern Trust Corp.	1,243	141,453
Northrop Grumman Corp.	385	136,459
NortonLifeLock, Inc.	3,441	74,360
Novavax, Inc.†	534	126,521
NVIDIA Corp.	2,775	1,666,054
NVR, Inc.†	112	562,027
O’Reilly Automotive, Inc.†	1,298	717,638
Okta, Inc.†	771	207,939
Old Dominion Freight Line, Inc.	191	49,242
Omnicom Group, Inc.	3,175	261,175
Oracle Corp.	11,920	903,417
Otis Worldwide Corp.	3,953	307,820
Ovintiv, Inc.	1,148	27,472
Palo Alto Networks, Inc.†	572	202,139
Parker-Hannifin Corp.	3,151	988,815
Paychex, Inc.	1,519	148,087
Paycom Software, Inc.†	100	38,441
PayPal Holdings, Inc.†	4,985	1,307,516
PDC Energy, Inc.†	1,522	55,568
Pebblebrook Hotel Trust	770	18,388
PepsiCo, Inc.	11,720	1,689,555
Pfizer, Inc.	28,880	1,116,212
Philip Morris International, Inc.	12,282	1,166,790
Phillips 66	1,250	101,137
Pioneer Natural Resources Co.	504	77,530
Plains GP Holdings LP, Class A	2,072	19,435
PNC Financial Services Group, Inc.	2,031	379,695
Pool Corp.	186	78,589
Power Integrations, Inc.	273	22,607
PRA Group, Inc.†	546	20,573
Principal Financial Group, Inc.	1,485	94,847
Procter & Gamble Co.	14,200	1,894,564
Progressive Corp.	1,695	170,754
Prologis, Inc.	2,125	247,626
Proofpoint, Inc.†	151	25,989
Prudential Financial, Inc.	1,133	113,708
Public Storage	598	168,134
PulteGroup, Inc.	1,241	73,368
Qorvo, Inc.†	778	146,396
QUALCOMM, Inc.	5,088	706,214
Quidel Corp.†	157	16,452
Radian Group, Inc.	3,108	76,581
Range Resources Corp.†	2,234	21,938
Raytheon Technologies Corp.	3,935	327,549
Regeneron Pharmaceuticals, Inc.†	201	96,741
Reinsurance Group of America, Inc.	241	31,458
Renewable Energy Group, Inc.†	427	23,707
Republic Services, Inc.	2,398	254,907
Resideo Technologies, Inc.†	864	25,929
ResMed, Inc.	512	96,241
Revolve Group, Inc.†	601	29,142
Reynolds Consumer Products, Inc.	689	20,201
RingCentral, Inc., Class A†	273	87,073
Roper Technologies, Inc.	829	370,099
Ross Stores, Inc.	1,276	167,079
RPM International, Inc.	2,003	189,965
S&P Global, Inc.	710	277,177
salesforce.com, Inc.†	4,459	1,026,997
Sarepta Therapeutics, Inc.†	494	34,995
SBA Communications Corp.	373	111,796
Sealed Air Corp.	9,275	458,185
SEI Investments Co.	1,189	73,052
Sempra Energy	1,518	208,831
ServiceNow, Inc.†	495	250,653
Sherwin-Williams Co.	2,886	790,389
Simon Property Group, Inc.	3,727	453,725
Simpson Manufacturing Co., Inc.	157	17,694
Simulations Plus, Inc.	269	16,985
Skyworks Solutions, Inc.	818	148,328
Snap, Inc., Class A†	3,322	205,366
SolarEdge Technologies, Inc.†	157	41,376
Sorrento Therapeutics, Inc.†	1,576	12,970
Southern Co.	3,492	231,066
Southwest Airlines Co.†	10,879	682,984
Southwestern Energy Co.†	5,374	22,947
Splunk, Inc.†	548	69,278
Square, Inc., Class A†	2,469	604,461
SS&C Technologies Holdings, Inc.	1,499	111,256
STAAR Surgical Co.†	113	15,482
Starbucks Corp.	3,018	345,531
State Street Corp.	3,074	258,062
Steel Dynamics, Inc.	4,658	252,557
Stryker Corp.	1,484	389,743
Synchrony Financial	1,885	82,450
Sysco Corp.	1,570	133,026
T-Mobile US, Inc.†	925	122,220
T. Rowe Price Group, Inc.	1,583	283,674
Take-Two Interactive Software, Inc.†	867	152,054
Target Corp.	1,970	408,302
TechTarget, Inc.†	232	17,794
TEGNA, Inc.	2,643	53,019
Teradyne, Inc.	347	43,403
Tesla, Inc.†	2,329	1,652,286
Texas Instruments, Inc.	8,321	1,502,024
Thermo Fisher Scientific, Inc.	2,224	1,045,792
TJX Cos., Inc.	3,659	259,789
Toll Brothers, Inc.	1,204	75,491
TopBuild Corp.†	2,012	447,429
Toro Co.	1,253	143,594
Tractor Supply Co.	1,895	357,397
Trade Desk, Inc., Class A†	168	122,524
TransDigm Group, Inc.†	185	113,542
Travel + Leisure Co.	468	30,200
Trex Co., Inc.†	449	48,488
Trimble, Inc.†	7,551	619,182
Truist Financial Corp.	7,589	450,104
Twilio, Inc., Class A†	466	171,395
Twitter, Inc.†	3,534	195,147
Uber Technologies, Inc.†	5,148	281,956

Ubiquiti, Inc.	139	39,661
Ultra Clean Holdings, Inc.†	477	24,360
Union Pacific Corp.	5,235	1,162,641
United Parcel Service, Inc., Class B	2,880	587,117
UnitedHealth Group, Inc.	7,303	2,912,436
Universal Display Corp.	252	56,370
Unum Group	2,515	71,074
US Bancorp	16,208	961,945
Valero Energy Corp.	1,282	94,817
Veeva Systems, Inc., Class A†	828	233,869
Ventas, Inc.	1,950	108,147
VeriSign, Inc.†	578	126,449
Verisk Analytics, Inc.	1,084	204,009
Verizon Communications, Inc.	17,752	1,025,888
Vertex Pharmaceuticals, Inc.†	708	154,486
Vertiv Holdings Co.	8,700	197,490
VF Corp.	1,246	109,224
Viatris, Inc.†	10,483	139,424
Virtus Investment Partners, Inc.	66	18,048
Visa, Inc., Class A	13,291	3,104,246
Vontier Corp.†	2,631	82,456
Vulcan Materials Co.	4,079	727,041
Walgreens Boots Alliance, Inc.	2,015	106,996
Walmart, Inc.	2,589	362,227
Walt Disney Co.†	5,593	1,040,410
Waste Management, Inc.	3,130	431,846
Waters Corp.†	153	45,880
WEC Energy Group, Inc.	836	81,234
Wells Fargo & Co.	15,179	683,814
Welltower, Inc.	2,068	155,162
Werner Enterprises, Inc.	664	30,697
WESCO International, Inc.†	540	49,529
West Pharmaceutical Services, Inc.	653	214,524
Western Digital Corp.	1,462	103,261
Western Union Co.	5,100	131,376
WestRock Co.	919	51,234
Weyerhaeuser Co.	4,771	184,972
Whirlpool Corp.	285	67,388
Workday, Inc., Class A†	790	195,130
WW Grainger, Inc.	577	250,153
Wyndham Hotels & Resorts, Inc.	8,778	641,760
Xilinx, Inc.	866	110,813
YETI Holdings, Inc.†	1,221	104,298
Yum! Brands, Inc.	1,254	149,878
Zebra Technologies Corp., Class A†	1,181	576,021
Zimmer Biomet Holdings, Inc.	1,659	293,908
Zoetis, Inc.	1,282	221,824
Zoom Video Communications, Inc., Class A†	507	162,022
Zscaler, Inc.†	216	40,530

		186,224,143

Total Common Stocks (cost $206,986,541)		256,795,081

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
United States — 1.3%
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	674,844
Progressive Corp. Series B 5.38% due 03/15/2023(1)	1,507,000	1,586,118
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	683,521
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	864,056
State Street Corp. Series H 5.63% due 12/15/2023(1)	362,000	383,684
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,802,132

Total Preferred Securities/Capital Securities (cost $7,526,488)		7,994,355

FOREIGN CORPORATE BONDS & NOTES — 6.4%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	419,000	411,181

British Virgin Islands — 0.7%
TSMC Global, Ltd. Company Guar. Notes 1.25% due 04/23/2026*	4,602,000	4,589,704

Canada — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	913,869
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	783,545

		1,697,414

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	309,577

France — 0.4%
BPCE SA Senior Notes 2.28% due 01/20/2032*	1,045,000	1,009,224
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	1,434,000	1,496,727

		2,505,951

Germany — 0.7%
Deutsche Bank AG Senior Notes 1.69% due 03/19/2026	4,680,000	4,695,649

Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	3,503,000	3,433,091
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,721,747

		5,154,838

Japan — 0.8%
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	4,859,000	4,769,220

Luxembourg — 0.2%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,149,198

Panama — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	379,000	435,547

Spain — 0.8%
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	3,600,000	3,495,589
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,041,000	1,231,913

		4,727,502

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	115,431
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,760,996

		1,876,427

Switzerland — 0.3%
UBS Group AG Senior Notes 1.36% due 01/30/2027*	624,000	617,581
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,348,000	1,418,615

		2,036,196

United Kingdom — 0.8%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	2,653,000	2,613,767
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,169,000	1,171,107
Natwest Group PLC Senior Notes 3.07% due 05/22/2028	729,000	761,451
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	642,000	733,983

		5,280,308

Total Foreign Corporate Bonds & Notes (cost $39,599,130)		39,638,712

U.S. CORPORATE BONDS & NOTES — 27.5%
United States — 27.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,886,000	2,015,019
AES Corp. Senior Notes 2.45% due 01/15/2031*	3,000,000	2,897,211
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,278,000	2,369,885
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,078,000	993,693
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.00% due 05/18/2032	489,000	464,041
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	3,023,341
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	1,505,000	1,689,207
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	1,391,000	1,572,635
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	750,905
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	4,523,000	4,449,508
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,152,714
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	340,374
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,352,980

Bank of America Corp. Senior Notes 2.69% due 04/22/2032	3,277,000	3,311,177
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	3,873,581
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,414,165
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	520,000	589,145
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	1,681,000	1,737,037
Boeing Co. Senior Notes 2.20% due 02/04/2026	6,062,000	6,068,189
Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,819,000	1,757,937
Boston Properties LP Senior Notes 3.25% due 01/30/2031	2,234,000	2,338,971
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	801,629
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	2,133,000	2,351,385
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,423,000	2,447,566
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,766,194
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	744,272
Cigna Corp. Senior Notes 2.38% due 03/15/2031	3,524,000	3,477,726
Comcast Corp. Company Guar. Notes 3.40% due 04/01/2030	1,000,000	1,088,647
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	883,050
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	1,389,000	1,325,118
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,317,820
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	466,000	572,355
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	1,490,000	1,710,867
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	763,359
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	2,308,000	2,329,741
Digital Realty Trust LP Company Guar. Notes 3.60% due 07/01/2029	3,230,000	3,553,858
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	616,366
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	2,339,000	2,288,587
Electronic Arts, Inc. Senior Notes 1.85% due 02/15/2031	2,147,000	2,045,946
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	712,000	778,890
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	750,000	859,817
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,972,000	2,055,987
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,596,912
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	1,000,000	1,054,481
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	2,038,000	2,003,172
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,548,000	1,547,141
Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	217,769
Exelon Corp. Senior Notes 4.70% due 04/15/2050	1,000,000	1,211,740
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	4,798,000	4,712,798

Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	2,754,000	2,986,157
Flowers Foods, Inc. Senior Notes 2.40% due 03/15/2031	496,000	488,778
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,989,000	3,503,361
Hess Corp. Senior Notes 4.30% due 04/01/2027	2,965,000	3,287,250
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,117,079
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	454,849
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	482,852
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	1,487,000	1,454,569
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	726,000	690,917
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,369,000	5,386,976
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,099,639
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	1,668,000	1,856,346
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,582,421
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,000,000	1,102,872
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	927,175
McDonald’s Corp. Senior Notes 3.60% due 07/01/2030	512,000	564,359
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	912,709
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	981,577
Morgan Stanley Senior Notes 1.59% due 05/04/2027	2,309,000	2,317,701
Morgan Stanley Senior Notes 1.93% due 04/28/2032	858,000	812,206
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,469,864
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	823,007
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	1,408,000	1,309,250
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	2,326,000	2,338,125
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	1,102,000	1,168,195
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	985,142
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	2,500,000	2,525,888
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	275,729
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,318,000	2,357,531
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	371,988
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	687,839
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	507,613
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	429,259
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	2,553,000	2,472,787
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	908,442
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	628,847

Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	2,276,303
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,072,000	2,293,969
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	973,542
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	746,264
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	1,123,064
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	3,816,000	4,156,769
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	2,268,948
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	2,239,000	2,270,281
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,726,000	1,987,045
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,677,000	2,774,052
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,888,000	2,035,812
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	1,048,663
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	664,821

Total U.S. Corporate Bonds & Notes (cost $170,918,786)		170,173,740

OPTIONS - PURCHASED† (2) — 0.1%
Exchanged-Traded Put Options—Purchased (cost $2,795,095)%	746	796,080

EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF (cost $75,314)	252	105,558

RIGHTS — 0.0%
Australia — 0.0%
Regis Resources, Ltd. Expires 05/05/2021†	1,163	0
Netherlands — 0.0%
Euronext NV Expires 05/10/2021†	951	95,680
Switzerland — 0.0%
Credit Suisse Group AG Expires 05/06/2021†	24,450	0

Total Rights (cost $0)		95,680

Total Long-Term Investment Securities (cost $427,901,354)		475,599,206

SHORT-TERM INVESTMENT SECURITIES — 20.8%
Registered Investment Companies— 20.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.06%(3) (cost $128,549,716)	128,515,147	128,540,850

TOTAL INVESTMENTS — (cost $556,451,070)	97.6%	604,140,056
Other assets less liabilities	2.4	14,923,601

NET ASSETS	100.0%	$619,063,657

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $37,257,183 representing 6.0% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Options – Purchased

Exchange – Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2021	$3,325	242	$101,184,314	$1,094,740	$36,300	$(1,058,440)
S&P 500 Index	June 2021	3,325	252	105,365,484	1,008,937	157,500	(851,437)
S&P 500 Index	July 2021	3,540	252	105,365,484	691,418	602,280	(89,138)

					$2,795,095	$796,080	$(1,999,015)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of April 30, 2021.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

OTC US — Over-the-counter, United States

SDR — Swedish Depositary Receipt

SEHK — Hong Kong Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

Index Legend

3 ML — 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
255	Long	E-Mini S&P Real Estate	June 2021	$12,984,746	$13,263,187	$278,441
757	Long	Euro Stoxx 50 Index	June 2021	34,457,237	35,950,929	1,493,692
51	Long	FTSE 100 Index	June 2021	4,726,099	4,890,592	164,493
328	Long	S&P 500 E-Mini Index	June 2021	65,628,824	68,460,160	2,831,336
25	Long	S&P/Toronto Stock Exchange 60 Index	June 2021	4,526,071	4,618,639	92,568
20	Long	SPI 200 Index	June 2021	2,588,799	2,700,223	111,424
417	Short	U.S. Treasury 10 Year Notes	June 2021	55,249,579	55,057,031	192,548
81	Short	U.S. Treasury 2 Year Notes	June 2021	17,886,181	17,881,383	4,798
78	Short	U.S. Ultra Bond	June 2021	11,612,091	11,352,656	259,435
125	Long	XAF Financial	June 2021	13,256,392	13,921,874	665,482

						$6,094,217

						Unrealized (Depreciation)
22	Long	Nikkei 225 E-Mini Index	June 2021	$5,863,736	$5,799,827	$(63,909)
41	Long	Topix Index	June 2021	7,431,472	7,121,276	(310,196)
85	Long	U.S. Treasury 2 Year Notes	June 2021	18,774,538	18,764,414	(10,124)
124	Short	U.S. Treasury 5 Year Notes	June 2021	15,367,807	15,368,250	(443)
275	Long	U.S. Treasury Long Bonds	June 2021	43,875,534	43,243,750	(631,784)
51	Long	XAE Energy	June 2021	2,816,929	2,606,100	(210,829)

						$(1,227,285)

		Net Unrealized Appreciation (Depreciation)				$4,866,932

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	4,578,000	EUR	5,267,033	06/08/2021	$13,798	$—
	PHP	129,490,000	USD	2,669,071	05/25/2021	—	(2,823)
	USD	5,712,125	RUB	435,060,000	05/06/2021	72,024	—
	USD	16,264,861	JPY	1,756,515,534	05/25/2021	—	(190,710)

						85,822	(193,533)

Barclays Bank PLC	CLP	2,015,826,000	USD	2,739,080	05/06/2021	—	(97,178)
	ILS	8,717,000	USD	2,689,717	05/25/2021	5,704	—
	MYR	11,543,000	USD	2,815,160	06/08/2021	3,780	—
	RUB	435,060,000	USD	5,799,254	05/06/2021	15,105	—
	THB	84,930,000	USD	2,703,184	05/25/2021	—	(24,037)
	USD	2,567,439	COP	9,544,712,000	05/06/2021	—	(24,666)
	USD	2,815,984	MYR	11,543,000	05/06/2021	167	—
	USD	272,491	DKK	1,682,000	05/25/2021	—	(471)
	USD	7,402,551	GBP	5,319,000	05/25/2021	—	(56,456)
	USD	2,668,289	HUF	805,054,000	05/25/2021	19,624	—
	USD	2,762,347	KRW	3,065,653,000	05/25/2021	—	(20,066)
	USD	1,877,462	SGD	2,489,000	05/25/2021	—	(7,226)
	USD	5,773,511	RUB	435,060,000	06/08/2021	—	(10,876)

						44,380	(240,976)

Citibank N.A.	BRL	12,053,000	USD	2,230,550	05/04/2021	11,682	—
	COP	9,544,712,000	USD	2,579,652	05/06/2021	36,878	—
	MXN	9,146,672	USD	455,745	05/25/2021	5,257	—
	TWD	311,000	USD	11,180	06/08/2021	12	—
	USD	2,175,593	BRL	12,053,000	05/04/2021	43,275	—
	USD	11,147	TWD	311,000	05/06/2021	—	(12)
	USD	852,250	AUD	1,098,000	05/25/2021	—	(6,326)
	USD	9,015,676	CAD	11,271,000	05/25/2021	154,430	—
	USD	2,399,195	CHF	2,195,000	05/25/2021	5,606	—
	USD	2,503,854	PLN	9,463,000	05/25/2021	—	(8,259)
	USD	2,575,788	COP	9,544,712,000	06/08/2021	—	(37,409)

						257,140	(52,006)

Morgan Stanley and Co. International PLC	AUD	5,421,000	EUR	3,489,333	05/25/2021	20,307	—
	AUD	29,837	NZD	32,151	05/25/2021	19	—
	CLP	2,015,826,000	USD	2,881,357	06/08/2021	45,695	—
	IDR	40,019,914,000	USD	2,758,092	05/06/2021	—	(12,438)
	INR	191,504,000	USD	2,568,799	05/06/2021	—	(14,641)
	JPY	36,418,862	EUR	280,078	05/25/2021	3,588	—
	MXN	18,156,828	USD	906,755	05/25/2021	12,502	—
	MYR	11,543,000	USD	2,780,441	05/06/2021	—	(35,710)
	NZD	4,442,000	USD	3,191,319	05/25/2021	12,888	—
	PHP	1,187,000	USD	24,452	05/06/2021	—	(166)
	USD	2,882,057	CLP	2,015,826,000	05/06/2021	—	(45,799)
	USD	2,751,732	CZK	59,082,000	05/25/2021	—	(5,099)
	USD	2,747,851	EUR	2,276,000	05/25/2021	—	(10,410)
	USD	2,745,227	IDR	40,019,914,000	06/08/2021	9,543	—
	USD	2,555,602	INR	191,504,000	06/08/2021	12,658	—

						117,200	(124,263)

UBS AG	AUD	12,034,000	USD	9,307,868	05/25/2021	36,602	—
	BRL	12,053,000	USD	2,182,724	05/04/2021	—	(36,144)
	CHF	171,230	GBP	134,353	05/25/2021	—	(2,041)
	COP	9,522,889,000	USD	2,553,053	05/25/2021	18,666	—
	EUR	10,258,976	GBP	8,877,000	05/25/2021	—	(78,838)
	GBP	4,819,000	EUR	5,538,991	06/08/2021	8,130	—
	HUF	807,641,000	USD	2,682,947	05/25/2021	—	(13,603)
	KRW	3,064,780,000	USD	2,708,097	05/06/2021	—	(43,225)
	KRW	3,064,780,000	USD	2,751,890	06/08/2021	10,451	—
	MXN	27,303,500	USD	1,367,004	05/25/2021	22,263	—
	NZD	3,079,000	USD	2,222,739	05/25/2021	19,590	—
	PHP	1,187,000	USD	24,379	06/08/2021	—	(75)
	SGD	2,459,000	USD	1,851,915	05/25/2021	4,221	—
	TWD	311,000	USD	10,929	05/06/2021	—	(206)
	USD	2,230,550	BRL	12,053,000	05/04/2021	—	(11,683)
	USD	2,756,098	IDR	40,019,914,000	05/06/2021	14,433	—
	USD	2,618,232	INR	191,504,000	05/06/2021	—	(34,791)
	USD	2,751,890	KRW	3,064,780,000	05/06/2021	—	(568)
	USD	24,464	PHP	1,187,000	05/06/2021	153	—
	USD	2,746,935	CHF	2,515,000	05/25/2021	8,452	—
	USD	2,857,833	CLP	2,007,342,000	05/25/2021	—	(33,844)
	USD	14,516,060	EUR	12,039,000	05/25/2021	—	(36,249)
	USD	2,751,718	GBP	1,982,000	05/25/2021	—	(14,369)
	USD	3,143,019	INR	235,475,000	05/25/2021	21,370	—
	USD	2,715,379	MXN	54,304,000	05/25/2021	—	(40,821)
	USD	18,021	NOK	150,000	05/25/2021	—	(1)
	USD	2,670,283	RUB	200,605,000	05/25/2021	—	(8,881)
	USD	78,151	SEK	656,000	05/25/2021	—	(646)
	ZAR	39,060,000	USD	2,726,322	05/25/2021	40,836	—

						205,167	(355,985)

						—	—

Unrealized Appreciation (Depreciation)						$709,709	$(966,763)

AUD— Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR —Indonesian Rupiah

ILS —Israeli Shekel

INR — Indian Rupee

JPY —Japanese Yen

KRW — South Korean Won

MXN— Mexican Peso

MYR — Malaysian Ringgit

NOK —Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	20.8%
Diversified Banking Institutions	8.3
Real Estate Investment Trusts	5.5
Medical-Drugs	2.9
Banks-Commercial	2.4
Oil Companies-Exploration & Production	2.3
Telephone-Integrated	2.3
Computers	2.0
Applications Software	1.9
Electronic Components-Semiconductors	1.7
Electric-Integrated	1.5
Web Portals/ISP	1.5
Auto-Cars/Light Trucks	1.5
Pipelines	1.4
Data Processing/Management	1.4
E-Commerce/Products	1.4
Aerospace/Defense	1.2
Finance-Credit Card	1.2
Diversified Manufacturing Operations	1.2
Banks-Super Regional	1.1
Cable/Satellite TV	1.0
Semiconductor Components-Integrated Circuits	0.9
Insurance-Life/Health	0.9
Internet Content-Entertainment	0.9
Cosmetics & Toiletries	0.9
Pharmacy Services	0.9
Commercial Services-Finance	0.8
Cellular Telecom	0.7
Medical Instruments	0.7
Diversified Minerals	0.7
Semiconductor Equipment	0.7
Finance-Leasing Companies	0.6
Machinery-General Industrial	0.6
Beverages-Non-alcoholic	0.6
Oil Companies-Integrated	0.6
Enterprise Software/Service	0.6
Entertainment Software	0.5
Retail-Apparel/Shoe	0.5
Brewery	0.5
Medical-HMO	0.5
Broadcast Services/Program	0.5
Medical Products	0.5
Insurance-Property/Casualty	0.5
Retail-Building Products	0.5
Building Products-Air & Heating	0.5
Retail-Discount	0.5
Retail-Gardening Products	0.5
Investment Management/Advisor Services	0.5
Finance-Other Services	0.4
Medical-Biomedical/Gene	0.4
Transport-Rail	0.4
Diagnostic Equipment	0.4
Drug Delivery Systems	0.4
Independent Power Producers	0.4
Tobacco	0.4
E-Commerce/Services	0.4
Networking Products	0.4
Computer Services	0.3
Retail-Restaurants	0.3
Chemicals-Diversified	0.3
Machinery-Farming	0.3
Electronic Forms	0.3
Diversified Financial Services	0.3
Building-Residential/Commercial	0.3
Non-Hazardous Waste Disposal	0.3
Distribution/Wholesale	0.3
Metal-Diversified	0.3
Transport-Services	0.3
Banks-Fiduciary	0.3
Gold Mining	0.2
Casino Hotels	0.2
Food-Misc./Diversified	0.2
Coatings/Paint	0.2
Commercial Services	0.2
Gas-Distribution	0.2
Containers-Metal/Glass	0.2
Athletic Footwear	0.2
Insurance-Multi-line	0.2
Multimedia	0.2
Building & Construction Products-Misc.	0.2
Retail-Auto Parts	0.2
Energy-Alternate Sources	0.2
Instruments-Controls	0.2
Medical-Hospitals	0.2
Textile-Apparel	0.2
Insurance Brokers	0.2
Industrial Gases	0.2
Soap & Cleaning Preparation	0.2
Machinery-Construction & Mining	0.2
Electric-Distribution	0.1
Oil Refining & Marketing	0.1
Electronic Measurement Instruments	0.1
Rental Auto/Equipment	0.1
Building Products-Cement	0.1
Hotels/Motels	0.1
Import/Export	0.1
Finance-Investment Banker/Broker	0.1
Tools-Hand Held	0.1
Paper & Related Products	0.1
Apparel Manufacturers	0.1
Industrial Automated/Robotic	0.1
Electronic Components-Misc.	0.1
Machinery-Pumps	0.1
Options Purchased	0.1
Consumer Products-Misc.	0.1
Beverages-Wine/Spirits	0.1
Metal-Copper	0.1
Airlines	0.1
Internet Content-Information/News	0.1
Diagnostic Kits	0.1
Internet Application Software	0.1
Building & Construction-Misc.	0.1
Oil-Field Services	0.1
Containers-Paper/Plastic	0.1
Office Automation & Equipment	0.1
Real Estate Operations & Development	0.1
Aerospace/Defense-Equipment	0.1
Retail-Floor Coverings	0.1
Machinery-Electrical	0.1
Computer Aided Design	0.1
Food-Baking	0.1
Electric Products-Misc.	0.1
Steel-Producers	0.1
Power Converter/Supply Equipment	0.1
Computer Data Security	0.1
Cruise Lines	0.1
Audio/Video Products	0.1
Public Thoroughfares	0.1
Private Equity	0.1
Water	0.1
Internet Gambling	0.1
Advertising Agencies	0.1
Toys	0.1
Retail-Major Department Stores	0.1
Dental Supplies & Equipment	0.1
Telecom Equipment-Fiber Optics	0.1
Human Resources	0.1

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$199,969,910	$56,825,171	**	$—	$256,795,081
Preferred Securities/Capital Securities	—	7,994,355		—	7,994,355
Foreign Corporate Bonds & Notes	—	39,638,712		—	39,638,712
U.S. Corporate Bonds & Notes	—	170,173,740		—	170,173,740
Options-Purchased	796,080	—		—	796,080
Exchange-Traded Funds	105,558	—		—	105,558
Rights	—	95,680	**	—	95,680
Short-Term Investment Securities	128,540,850	—		—	128,540,850

Total Investments at Value	$329,412,398	$274,727,658		$—	$604,140,056

Other Financial Instruments:†
Future Contracts	$4,232,040	$1,862,177	**	$—	$6,094,217
Forward Foreign Currency Contracts	—	709,709		—	709,709

Total Other Financial Instruments	$4,232,040	$2,571,886		$—	$6,803,926

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$853,180	$374,105	**	$—	$1,227,285
Forward Foreign Currency Contracts	—	966,763		—	966,763

Total Other Financial Instruments	$853,180	$1,340,868		$—	$2,194,048

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board; (see Note 1).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.1%
Advanced Materials — 0.1%
Haynes International, Inc.	1,350	$39,474
Lydall, Inc.†	1,850	68,172
Materion Corp.	2,196	155,499

		263,145

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,421	39,816

Advertising Services — 0.0%
Fluent, Inc.†	4,523	16,825
National CineMedia, Inc.	6,733	28,750

		45,575

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,342	258,486
Kratos Defense & Security Solutions, Inc.†	13,131	351,123
National Presto Industries, Inc.	552	56,790

		666,399

Aerospace/Defense-Equipment — 0.4%
AAR Corp.†	3,624	145,830
Aerojet Rocketdyne Holdings, Inc.	7,811	364,930
Astronics Corp.†	2,567	44,692
Barnes Group, Inc.	5,082	253,693
Ducommun, Inc.†	1,165	68,654
Kaman Corp.	2,986	159,303
Moog, Inc., Class A	3,148	272,459
Park Aerospace Corp.	2,128	28,707
Triumph Group, Inc.†	5,571	94,261

		1,432,529

Agricultural Biotech — 0.0%
Agrify Corp.†	678	7,322

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,041	33,478
Marrone Bio Innovations, Inc.†	7,501	12,677

		46,155

Agricultural Operations — 0.1%
Alico, Inc.	564	16,903
Andersons, Inc.	3,372	96,844
Cadiz, Inc.†	2,203	25,665
Fresh Del Monte Produce, Inc.	3,364	94,865
Limoneira Co.	1,642	29,655
Mission Produce, Inc.†	800	16,160
Tejon Ranch Co.†	2,264	35,816
Vital Farms, Inc.†	2,588	62,940

		378,848

Airlines — 0.4%
Allegiant Travel Co.†	1,415	333,558
Hawaiian Holdings, Inc.†	5,187	130,245
Mesa Air Group, Inc.†	3,696	41,617
SkyWest, Inc.†	5,333	264,837
Spirit Airlines, Inc.†	10,619	380,373

		1,150,630

Apparel Manufacturers — 0.6%
Deckers Outdoor Corp.†	3,027	1,023,731
Fossil Group, Inc.†	5,073	65,442
Kontoor Brands, Inc.	5,573	350,151
Lakeland Industries, Inc.†	828	23,358
Oxford Industries, Inc.	1,774	161,842
Superior Group of Cos., Inc.	1,162	29,306
Urban Outfitters, Inc.†	7,463	267,922

		1,921,752

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	739	14,411
iRobot Corp.†	2,984	324,659

		339,070

Applications Software — 0.5%
Agilysys, Inc.†	2,062	103,946
Appfolio, Inc., Class A†	1,764	255,127
BM Technologies, Inc.†	493	4,836
Brightcove, Inc.†	4,268	61,971
Cerence, Inc.†	4,113	396,534
Digi International, Inc.†	3,173	56,702
Ebix, Inc.	2,898	87,259
GTY Technology Holdings, Inc.†	4,970	25,347
IBEX Holdings, Ltd.†	643	14,853
Immersion Corp.†	1,853	15,880
Model N, Inc.†	3,770	149,971
ON24, Inc.†	935	41,140
Outset Medical, Inc.†	1,077	64,534
Park City Group, Inc.†	1,334	7,057
PDF Solutions, Inc.†	3,127	55,442
Phreesia, Inc.†	3,639	188,318
Smith Micro Software, Inc.†	3,703	20,811
Sprout Social, Inc., Class A†	3,014	199,798
Viant Technology, Inc., Class A†	1,162	38,160

		1,787,686

Athletic Equipment — 0.3%
Clarus Corp.	2,619	48,740
Nautilus, Inc.†	3,252	54,504
Vista Outdoor, Inc.†	6,309	205,736
YETI Holdings, Inc.†	8,653	739,139

		1,048,119

Audio/Video Products — 0.2%
Daktronics, Inc.†	3,954	24,396
Sonos, Inc.†	13,012	520,871
Universal Electronics, Inc.†	1,441	81,921
VOXX International Corp.†	2,145	36,572

		663,760

Auto Repair Centers — 0.1%
Monro, Inc.	3,568	251,865

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,681	45,286
Navistar International Corp.†	5,399	238,906
REV Group, Inc.	2,971	54,191
Workhorse Group, Inc.†	10,196	126,328

		464,711

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,721	100,747

Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	10,215	473,363
American Axle & Manufacturing Holdings, Inc.†	12,158	112,826
Cooper-Standard Holdings, Inc.†	1,811	52,592

Dana, Inc.	15,651	395,970
Dorman Products, Inc.†	2,881	285,738
Fox Factory Holding Corp.†	4,474	685,551
Gentherm, Inc.†	3,543	252,262
Meritor, Inc.†	7,503	202,806
Methode Electronics, Inc.	3,970	178,372
Miller Industries, Inc.	1,200	51,624
Modine Manufacturing Co.†	5,422	88,270
Shyft Group, Inc.	3,730	132,117
Tenneco, Inc., Class A†	5,520	55,586
Visteon Corp.†	2,998	365,186

		3,332,263

Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,439	109,097
Motorcar Parts of America, Inc.†	2,031	43,870
Standard Motor Products, Inc.	2,281	97,695
XPEL, Inc.†	1,804	115,636

		366,298

B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,437	144,217

Banks-Commercial — 7.8%
1st Constitution Bancorp	978	18,758
1st Source Corp.	1,774	84,425
ACNB Corp.	915	25,162
Alerus Financial Corp.	1,600	46,000
Allegiance Bancshares, Inc.	2,046	81,022
Altabancorp	1,718	71,726
Amalgamated Financial Corp.	1,430	23,095
American National Bankshares, Inc.	1,152	39,203
Ameris Bancorp	7,174	388,042
Ames National Corp.	950	24,016
Arrow Financial Corp.	1,433	50,657
Atlantic Capital Bancshares, Inc.†	2,187	58,502
Atlantic Union Bankshares Corp.	8,430	325,988
Auburn National BanCorp, Inc.	253	8,982
BancFirst Corp.	2,030	141,105
Bancorp, Inc.†	5,576	123,815
BancorpSouth Bank	10,712	316,968
Bank First Corp.	679	49,105
Bank of Commerce Holdings	1,720	22,205
Bank of Marin Bancorp	1,431	50,686
Bank of N.T. Butterfield & Son, Ltd.	5,420	212,572
Bank of Princeton	616	18,388
Bank7 Corp.	300	5,313
BankUnited, Inc.	9,929	462,791
Bankwell Financial Group, Inc.	717	19,366
Banner Corp.	3,759	213,662
Bar Harbor Bankshares	1,599	45,827
Baycom Corp.†	1,166	21,093
BCB Bancorp, Inc.	1,555	21,412
Bogota Financial Corp.†	626	6,204
Bridgewater Bancshares, Inc.†	2,339	39,552
Bryn Mawr Bank Corp.	2,131	97,941
Business First Bancshares, Inc.	2,086	49,584
Byline Bancorp, Inc.	2,625	59,587
C&F Financial Corp.	376	15,860
Cadence BanCorp	13,338	296,770
California Bancorp, Inc.†	819	14,333
Cambridge Bancorp	689	60,322
Camden National Corp.	1,597	76,209
Capital Bancorp, Inc.†	859	18,872
Capital City Bank Group, Inc.	1,450	36,641
Capstar Financial Holdings, Inc.	1,728	33,160
Carter Bankshares, Inc.†	2,451	31,740
Cathay General Bancorp	8,214	332,503
CB Financial Services, Inc.	534	11,481
CBTX, Inc.	1,885	58,944
Central Pacific Financial Corp.	2,969	80,015
Central Valley Community Bancorp	1,143	22,449
Century Bancorp, Inc., Class A	302	34,503
Chemung Financial Corp.	376	15,980
ChoiceOne Financial Services, Inc.	792	19,436
CIT Group, Inc.	10,672	568,711
Citizens & Northern Corp.	1,444	35,667
Citizens Holding Co.	506	9,665
City Holding Co.	1,667	129,026
Civista Bancshares, Inc.	1,691	39,113
CNB Financial Corp.	1,601	40,761
Coastal Financial Corp.†	983	29,264
Codorus Valley Bancorp, Inc.	1,012	18,621
Colony Bankcorp, Inc.	835	13,018
Columbia Banking System, Inc.	7,766	338,054
Community Bank System, Inc.	5,721	444,121
Community Financial Corp.	563	20,336
Community Trust Bancorp, Inc.	1,679	74,816
ConnectOne Bancorp, Inc.	4,009	108,844
County Bancorp, Inc.	520	12,293
CrossFirst Bankshares, Inc.†	5,184	76,412
Customers Bancorp, Inc.†	3,103	107,116
CVB Financial Corp.	13,981	296,537
Dime Community Bancshares, Inc.	3,814	126,320
Eagle Bancorp, Inc.	3,415	182,395
Eastern Bankshares, Inc.	17,946	382,788
Enterprise Bancorp, Inc.	972	33,855
Enterprise Financial Services Corp.	2,601	127,787
Equity Bancshares, Inc., Class A†	1,534	44,885
Esquire Financial Holdings, Inc.†	740	16,983
Evans Bancorp, Inc.	515	19,034
Farmers & Merchants Bancorp, Inc.	1,094	25,709
Farmers National Banc Corp.	2,807	46,540
FB Financial Corp.	3,417	143,377
Fidelity D&D Bancorp, Inc.	426	23,967
Financial Institutions, Inc.	1,713	54,696
First Bancorp	3,059	129,702
First Bancorp, Inc.	1,094	30,949
First BanCorp/Puerto Rico	23,283	292,667
First Bancshares, Inc.	2,207	86,338
First Bank	1,732	21,979
First Busey Corp.	5,450	136,141
First Business Financial Services, Inc.	881	23,311
First Choice Bancorp	1,121	35,894
First Commonwealth Financial Corp.	10,337	149,783
First Community Bankshares, Inc.	1,874	54,758
First Community Corp.	774	14,242
First Financial Bancorp	10,488	257,061
First Financial Bankshares, Inc.	13,963	685,304
First Financial Corp.	1,438	63,617

First Foundation, Inc.	4,265	101,507
First Guaranty Bancshares, Inc.	395	6,861
First Internet Bancorp	1,022	35,106
First Interstate BancSystem, Inc., Class A	4,382	205,823
First Merchants Corp.	5,837	269,728
First Mid Bancshares, Inc.	1,578	68,706
First Midwest Bancorp, Inc.	12,332	258,602
First Northwest Bancorp	939	15,756
First of Long Island Corp.	2,464	52,459
First United Corp.	741	12,538
Flagstar Bancorp, Inc.	5,204	242,194
FNCB Bancorp, Inc.	1,849	12,814
Franklin Financial Services Corp.	451	13,598
Fulton Financial Corp.	17,172	292,783
FVCBankcorp, Inc.†	1,277	22,462
German American Bancorp, Inc.	2,664	115,431
Glacier Bancorp, Inc.	10,362	610,840
Great Southern Bancorp, Inc.	1,171	66,056
Great Western Bancorp, Inc.	5,983	197,738
Guaranty Bancshares, Inc.	831	32,326
Hancock Whitney Corp.	9,329	431,373
Hanmi Financial Corp.	3,305	67,091
HarborOne Bancorp, Inc.	5,607	80,236
Hawthorn Bancshares, Inc.	632	13,613
HBT Financial, Inc.	1,058	19,256
Heartland Financial USA, Inc.	3,757	188,864
Heritage Commerce Corp.	6,290	75,920
Heritage Financial Corp.	3,896	109,478
Hilltop Holdings, Inc.	7,102	249,990
Home BancShares, Inc.	16,547	460,503
HomeStreet, Inc.	2,309	94,300
Hope Bancorp, Inc.	12,698	190,597
Horizon Bancorp, Inc.	4,625	84,822
Howard Bancorp, Inc.†	1,424	23,980
Independent Bank Corp.	3,556	291,236
Independent Bank Corp.	2,284	53,811
International Bancshares Corp.	5,773	273,582
Investar Holding Corp.	1,069	23,636
Kearny Financial Corp.	8,129	103,889
Lakeland Bancorp, Inc.	5,272	95,581
Lakeland Financial Corp.	2,625	171,229
Landmark Bancorp, Inc.	428	10,293
LCNB Corp.	1,316	23,846
Level One Bancorp, Inc.	547	14,785
Limestone Bancorp, Inc.†	566	8,954
Live Oak Bancshares, Inc.	3,065	196,037
Luther Burbank Corp.	1,983	22,091
Macatawa Bank Corp.	2,836	27,141
Mackinac Financial Corp.	967	20,984
MainStreet Bancshares, Inc.†	675	14,310
Mercantile Bank Corp.	1,709	55,167
Merchants Bancorp	944	38,506
Meridian Corp.	581	15,338
Meta Financial Group, Inc.	3,359	165,464
Metrocity Bankshares, Inc.	1,873	29,987
Metropolitan Bank Holding Corp.†	757	47,577
Mid Penn Bancorp, Inc.	751	20,269
Middlefield Banc Corp.	647	14,480
Midland States Bancorp, Inc.	2,284	64,363
MidWestOne Financial Group, Inc.	1,588	50,117
MVB Financial Corp.	1,004	40,441
National Bankshares, Inc.	692	24,836
NBT Bancorp, Inc.	4,600	174,294
Nicolet Bankshares, Inc.†	979	78,085
Northeast Bank	829	23,353
Northrim BanCorp, Inc.	662	28,234
Norwood Financial Corp.	629	16,033
Oak Valley Bancorp	739	13,110
OFG Bancorp	5,475	129,703
Ohio Valley Banc Corp.	464	10,384
Old National Bancorp	17,738	335,248
Old Second Bancorp, Inc.	3,075	40,621
OP Bancorp	1,306	14,209
Origin Bancorp, Inc.	2,378	103,990
Orrstown Financial Services, Inc.	1,176	27,883
Park National Corp.	1,551	194,015
Partners Bancorp	1,068	8,117
PCB Bancorp	1,348	21,298
PCSB Financial Corp.	1,519	26,567
Peapack-Gladstone Financial Corp.	1,978	63,296
Penns Woods Bancorp, Inc.	740	17,760
Peoples Bancorp of North Carolina, Inc.	483	11,288
Peoples Bancorp, Inc.	1,966	65,723
Peoples Financial Services Corp.	743	31,689
Pioneer Bancorp, Inc.†	1,255	14,759
Plumas Bancorp	503	13,355
Preferred Bank	1,490	97,655
Premier Financial Bancorp, Inc.	1,412	26,743
Premier Financial Corp.	4,005	126,518
Primis Financial Corp.	2,143	30,752
Provident Bancorp, Inc.	1,791	29,319
QCR Holdings, Inc.	1,601	77,200
RBB Bancorp	1,796	37,860
Red River Bancshares, Inc.	534	29,712
Reliant Bancorp, Inc.	1,664	45,976
Renasant Corp.	5,891	248,188
Republic Bancorp, Inc., Class A	1,052	47,266
Republic First Bancorp, Inc.†	4,917	19,619
Richmond Mutual BanCorp, Inc.	1,307	17,867
S&T Bancorp, Inc.	4,179	137,698
Salisbury Bancorp, Inc.	274	12,733
Sandy Spring Bancorp, Inc.	4,983	226,029
SB Financial Group, Inc.	735	13,127
Seacoast Banking Corp. of Florida†	5,585	203,015
Select Bancorp, Inc.†	1,663	19,607
ServisFirst Bancshares, Inc.	5,269	333,212
Shore Bancshares, Inc.	1,263	21,269
Sierra Bancorp	1,527	41,336
Silvergate Capital Corp., Class A†	2,105	225,698
Simmons First National Corp., Class A	11,708	333,678
SmartFinancial, Inc.	1,515	35,890
South Plains Financial, Inc.	1,146	26,175
South State Corp.	7,570	638,302
Southern First Bancshares, Inc.†	785	40,427
Southside Bancshares, Inc.	3,421	137,353
Spirit of Texas Bancshares, Inc.	1,395	32,322
Standard AVB Financial Corp.	428	14,073

Sterling Bancorp, Inc.†	1,770	8,762
Stock Yards Bancorp, Inc.	2,211	113,115
Summit Financial Group, Inc.	1,228	31,989
Texas Capital Bancshares, Inc.†	5,472	375,543
Tompkins Financial Corp.	1,550	121,132
Towne Bank	7,241	224,326
TriCo Bancshares	2,860	132,361
TriState Capital Holdings, Inc.†	2,983	71,204
Triumph Bancorp, Inc.†	2,454	217,498
TrustCo Bank Corp.	10,245	74,942
Trustmark Corp.	6,815	220,874
UMB Financial Corp.	4,718	457,788
United Bankshares, Inc.	13,393	525,943
United Community Banks, Inc.	8,448	276,419
United Security Bancshares	1,456	12,056
Unity Bancorp, Inc.	822	18,125
Univest Financial Corp.	3,113	86,946
Valley National Bancorp	43,100	593,487
Veritex Holdings, Inc.	5,132	173,359
Washington Trust Bancorp, Inc.	1,845	94,187
WesBanco, Inc.	7,051	255,881
West BanCorp, Inc.	1,733	45,509
Westamerica BanCorp	2,825	179,105
Western New England Bancorp, Inc.	2,433	19,707

		25,715,621

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	1,143	24,140

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,060	339,201

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	4,005	302,417
National Bank Holdings Corp., Class A	3,183	127,002

		429,419

Batteries/Battery Systems — 0.1%
EnerSys	4,599	421,176

Beverages-Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	3,891	222,954
Coca-Cola Consolidated, Inc.	509	149,264
National Beverage Corp.	2,557	124,245
NewAge, Inc.†	10,242	22,430
Primo Water Corp.	16,901	282,923

		801,816

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,395	83,840

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,773	21,666
MSG Networks, Inc., Class A†	3,271	51,911

		73,577

Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	1,830	182,012
Builders FirstSource, Inc.†	22,056	1,073,465
Caesarstone, Ltd.	2,407	33,602
Forterra, Inc.†	3,146	73,805
Gibraltar Industries, Inc.†	3,526	323,898
Louisiana-Pacific Corp.	11,887	783,116
Patrick Industries, Inc.	2,415	216,384
Simpson Manufacturing Co., Inc.	4,714	531,268
Summit Materials, Inc., Class A†	12,400	356,996

		3,574,546

Building & Construction-Misc. — 0.8%
Comfort Systems USA, Inc.	3,886	320,051
Concrete Pumping Holdings, Inc.†	2,810	22,845
EMCOR Group, Inc.	5,880	704,424
IES Holdings, Inc.†	867	45,769
MYR Group, Inc.†	1,762	137,260
NV5 Global, Inc.†	1,179	106,263
TopBuild Corp.†	3,579	795,898
WillScot Mobile Mini Holdings Corp.†	18,736	548,403

		2,680,913

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,442	290,551
SPX Corp.†	4,650	282,069

		572,620

Building Products-Cement — 0.0%
US Concrete, Inc.†	1,727	109,509

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,783	97,767
Cornerstone Building Brands, Inc.†	4,729	66,490
Griffon Corp.	4,980	135,058
JELD-WEN Holding, Inc.†	7,345	214,254
Masonite International Corp.†	2,636	332,900
PGT Innovations, Inc.†	6,168	162,403

		1,008,872

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	2,772	22,786
Research Frontiers, Inc.†	2,870	7,347

		30,133

Building Products-Wood — 0.3%
Boise Cascade Co.	4,229	282,159
UFP Industries, Inc.	6,470	543,739

		825,898

Building-Heavy Construction — 0.6%
Aegion Corp.†	3,278	98,668
Arcosa, Inc.	5,252	316,643
Construction Partners, Inc., Class A†	3,038	96,396
Dycom Industries, Inc.†	3,320	311,449
Granite Construction, Inc.	5,069	193,129
Great Lakes Dredge & Dock Corp.†	6,874	107,922
MasTec, Inc.†	6,132	639,936
Primoris Services Corp.	5,190	169,505
Sterling Construction Co., Inc.†	2,991	62,362
Tutor Perini Corp.†	4,411	71,017

		2,067,027

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,251	372,774
BrightView Holdings, Inc.†	4,424	79,322

		452,096

Building-Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	994	208,173
LCI Industries	2,666	390,569
Skyline Champion Corp.†	5,687	252,673
Winnebago Industries, Inc.	3,369	269,352

		1,120,767

Building-Residential/Commercial — 1.0%
Beazer Homes USA, Inc.†	3,084	68,804
Century Communities, Inc.†	3,161	233,724
Forestar Group, Inc.†	1,802	45,663
Green Brick Partners, Inc.†	3,318	85,638
Installed Building Products, Inc.	2,472	332,855
KB Home	9,640	464,937
LGI Homes, Inc.†	2,410	399,530
M/I Homes, Inc.†	3,016	210,275
MDC Holdings, Inc.	6,109	358,354
Meritage Homes Corp.†	4,022	427,901
Taylor Morrison Home Corp.†	13,654	426,141
Tri Pointe Homes, Inc.†	13,650	325,143

		3,378,965

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,993	69,328
Liberty Latin America, Ltd., Class C†	16,781	234,095
WideOpenWest, Inc.†	5,659	79,622

		383,045

Casino Hotels — 0.2%
Boyd Gaming Corp.†	8,793	581,657
Century Casinos, Inc.†	2,930	38,529

		620,186

Casino Services — 0.8%
Accel Entertainment, Inc.†	5,444	70,554
Caesars Entertainment, Inc.†	19,478	1,905,728
Everi Holdings, Inc.†	8,882	157,034
Scientific Games Corp.†	6,179	361,595

		2,494,911

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,962	86,135
Codexis, Inc.†	6,242	144,690
Innospec, Inc.	2,647	257,844
Koppers Holdings, Inc.†	2,226	73,992
Orion Engineered Carbons SA†	6,520	129,487
Quaker Chemical Corp.	1,438	348,499
Stepan Co.	2,330	304,438

		1,345,085

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,701	60,912

Chemicals-Other — 0.0%
American Vanguard Corp.	3,121	61,733

Chemicals-Specialty — 1.0%
AgroFresh Solutions, Inc.†	3,322	7,043
Amyris, Inc.†	11,530	167,877
Balchem Corp.	3,480	442,621
Ferro Corp.†	8,855	147,524
GCP Applied Technologies, Inc.†	5,286	135,797
H.B. Fuller Co.	5,628	376,063
Hawkins, Inc.	2,094	69,835
Ingevity Corp.†	4,492	350,735
Kraton Corp.†	3,375	120,690
Minerals Technologies, Inc.	3,685	287,946
Oil-Dri Corp. of America	558	19,491
PQ Group Holdings, Inc.	4,151	58,114
Rogers Corp.†	2,015	394,618
Sensient Technologies Corp.	4,589	377,399
Tronox Holdings PLC, Class A	11,767	249,461

		3,205,214

Circuit Boards — 0.1%
TTM Technologies, Inc.†	10,809	162,135

Coal — 0.1%
Arch Resources, Inc.,†	1,634	72,566
CONSOL Energy, Inc.†	3,237	28,421
NACCO Industries, Inc., Class A	405	9,368
Peabody Energy Corp.†	6,788	25,115
SunCoke Energy, Inc.	8,981	60,622
Warrior Met Coal, Inc.	5,562	88,158

		284,250

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,420	41,140

Coffee — 0.0%
Farmer Brothers Co.†	1,781	18,166

Commercial Services — 0.4%
Emerald Holding, Inc.†	2,643	14,827
Forrester Research, Inc.†	1,196	51,966
LiveRamp Holdings, Inc.†	7,046	345,113
Medifast, Inc.	1,222	277,504
National Research Corp.	1,474	75,616
PFSweb, Inc.†	1,721	12,564
Progyny, Inc.†	2,888	164,356
ServiceSource International, Inc.†	9,542	14,122
SP Plus Corp.†	2,489	85,448
Team, Inc.†	3,245	32,028
Transcat, Inc.†	752	37,600
WW International, Inc.†	5,104	141,585

		1,252,729

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,893	151,204
Cass Information Systems, Inc.	1,539	70,625
CBIZ, Inc.†	5,515	185,249
EVERTEC, Inc.	6,512	259,829
Evo Payments, Inc., Class A†	4,942	140,896
Franchise Group, Inc.	2,361	90,969
Green Dot Corp., Class A†	5,568	254,792
GreenSky, Inc., Class A†	6,832	41,607
MoneyGram International, Inc.†	6,707	46,278
Priority Technology Holdings, Inc.†	826	5,741
Repay Holdings Corp.†	7,205	164,634

		1,411,824

Communications Software — 0.2%
8x8, Inc.†	11,531	379,255
Avaya Holdings Corp.†	9,047	260,282
SeaChange International, Inc.†	3,298	3,694

		643,231

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,696	305,240

Computer Data Security — 0.6%
Cognyte Software, Ltd.†	7,023	183,511
OneSpan, Inc.†	3,610	96,784
Ping Identity Holding Corp.†	4,013	97,436
Qualys, Inc.†	3,682	373,208
Rapid7, Inc.†	5,593	454,431
SecureWorks Corp., Class A†	965	12,555
Tenable Holdings, Inc.†	7,685	288,149
Varonis Systems, Inc.†	10,972	580,967

		2,087,041

Computer Services — 0.8%
Conduent, Inc.†	17,846	121,353
ExlService Holdings, Inc.†	3,579	330,628
Insight Enterprises, Inc.†	3,748	376,187
Mastech Digital, Inc.†	429	6,774
MAXIMUS, Inc.	6,614	606,107
PAE, Inc.†	6,389	57,309
Parsons Corp.†	2,439	108,121
Perspecta, Inc.	15,061	440,836
Rimini Street, Inc.†	2,485	19,557
StarTek, Inc.†	1,887	15,341
Sykes Enterprises, Inc.†	4,130	181,018
TTEC Holdings, Inc.	1,962	199,594
Unisys Corp.†	6,692	160,608

		2,623,433

Computer Software — 1.1%
Avid Technology, Inc.†	3,418	77,725
Bandwidth, Inc., Class A†	2,075	274,315
Box, Inc., Class A†	15,508	330,320
Cloudera, Inc.†	22,157	281,172
Cornerstone OnDemand, Inc.†	6,644	294,097
Envestnet, Inc.†	5,743	424,006
J2 Global, Inc.†	4,691	567,611
Rackspace Technology, Inc.†	3,730	92,765
Red Violet, Inc.†	734	15,267
Simulations Plus, Inc.	1,643	103,739
Sumo Logic, Inc.†	1,559	30,385
Upland Software, Inc.†	2,874	142,436
Veritone, Inc.†	2,858	68,935
Verra Mobility Corp.†	14,464	194,396
Xperi Holding Corp.	11,299	232,195
Yext, Inc.†	11,384	158,807
Zuora, Inc., Class A†	11,167	180,905

		3,469,076

Computers-Integrated Systems — 0.3%
Cubic Corp.	3,456	258,647
Diebold Nixdorf, Inc.†	7,593	113,971
NetScout Systems, Inc.†	7,635	199,999
PAR Technology Corp.†	2,060	169,208
Super Micro Computer, Inc.†	4,685	173,439
Telos Corp.†	1,783	59,160

		974,424

Computers-Memory Devices — 0.0%
Quantum Corp.†	4,499	38,331

Computers-Other — 0.1%
3D Systems Corp.†	13,077	281,678
Corsair Gaming, Inc.†	2,472	82,021
ExOne Co.†	1,555	36,154
PlayAGS, Inc.†	2,878	25,758

		425,611

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,175	39,237
Mitek Systems, Inc.†	4,491	72,799

		112,036

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	3,475	125,691

Consulting Services — 0.3%
Acacia Research Corp.†	5,146	31,288
CRA International, Inc.	815	65,412
Franklin Covey Co.†	1,371	41,870
GP Strategies Corp.†	1,412	22,239
Hackett Group, Inc.	2,705	44,984
Huron Consulting Group, Inc.†	2,450	137,837
ICF International, Inc.	1,968	179,206
Information Services Group, Inc.†	3,888	17,690
Kelly Services, Inc., Class A†	3,638	91,132
R1 RCM, Inc.†	11,738	320,213
Vectrus, Inc.†	1,238	64,809

		1,016,680

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,044	56,522
Central Garden & Pet Co., Class A†	4,326	213,142
Helen of Troy, Ltd.†	2,645	558,650
Quanex Building Products Corp.	3,590	97,971
WD-40 Co.	1,475	366,892

		1,293,177

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	2,778	168,097
Greif, Inc., Class B	647	38,697
O-I Glass, Inc.†	16,953	279,555

		486,349

Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,341	138,250
Pactiv Evergreen, Inc,	4,278	62,972
TriMas Corp.†	4,446	141,561
UFP Technologies, Inc.†	743	37,195

		379,978

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	4,942	149,496
Edgewell Personal Care Co.	5,896	225,227
Inter Parfums, Inc.	1,922	141,459
Revlon, Inc., Class A†	744	8,831

		525,013

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,786	45,663

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	4,800	233,088
CommVault Systems, Inc.†	4,571	317,730
CSG Systems International, Inc.	3,499	160,919

		711,737

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,176	294,917

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	3,550	25,951
Neogen Corp.†	5,706	547,833
Nymox Pharmaceutical Corp.†	4,574	9,102
Quanterix Corp.†	2,602	159,086
Quotient, Ltd.†	7,839	30,729

		772,701

Diagnostic Kits — 0.4%
Aspira Women’s Health, Inc.†	9,212	52,693
Chembio Diagnostics, Inc.†	2,137	8,527
Co-Diagnostics, Inc.†	2,871	25,437
DermTech, Inc.†	1,107	46,549
Meridian Bioscience, Inc.†	4,579	89,657
Natera, Inc.†	8,182	900,184
OraSure Technologies, Inc.†	7,689	70,354
Progenity, Inc.†	1,932	6,105

		1,199,506

Direct Marketing — 0.1%
Quotient Technology, Inc.†	9,402	153,629

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	1,521	53,083
CONMED Corp.	2,940	414,393
Merit Medical Systems, Inc.†	5,860	372,696
Utah Medical Products, Inc.	369	32,199

		872,371

Distribution/Wholesale — 1.0%
A-Mark Precious Metals, Inc.	543	20,238
Avient Corp.	9,885	501,861
Core-Mark Holding Co., Inc.	4,832	205,650
EVI Industries, Inc.†	543	14,520
G-III Apparel Group, Ltd.†	4,759	154,620
H&E Equipment Services, Inc.	3,465	134,788
KAR Auction Services, Inc.†	13,972	209,440
Resideo Technologies, Inc.†	15,563	467,046
ScanSource, Inc.†	2,736	82,709
SiteOne Landscape Supply, Inc.†	4,752	852,414
Systemax, Inc.	1,342	57,330
Titan Machinery, Inc.†	2,082	54,361
Veritiv Corp.†	1,547	64,788
VSE Corp.	1,086	46,861
WESCO International, Inc.†	5,308	486,850

		3,353,476

Diversified Manufacturing Operations — 0.3%
Chase Corp.	798	94,515
Enerpac Tool Group Corp.	6,498	172,847
EnPro Industries, Inc.	2,239	191,770
Fabrinet†	3,972	340,083
Federal Signal Corp.	6,471	268,093
NL Industries, Inc.	906	6,433

		1,073,741

Diversified Minerals — 0.1%
Caledonia Mining Corp. PLC	1,270	17,666
Livent Corp.†	15,868	285,941
United States Lime & Minerals, Inc.	217	29,985

		333,592

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	1,229	21,188

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	2,183	90,944

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	17,776	67,371
BioDelivery Sciences International, Inc.†	9,706	33,583
Heron Therapeutics, Inc.†	9,478	165,675
Revance Therapeutics, Inc.†	6,806	198,191

		464,820

E-Commerce/Products — 0.3%
1-800-Flowers.com, Inc., Class A†	2,762	88,315
CarParts.com, Inc.†	3,694	63,832
Lands’ End, Inc.†	1,258	28,984
Liquidity Services, Inc.†	2,852	51,136
Overstock.com, Inc.†	4,614	376,041
RealReal, Inc.†	6,876	170,319
Stitch Fix, Inc., Class A†	6,393	276,945

		1,055,572

E-Commerce/Services — 0.6%
Cargurus, Inc.†	9,492	234,263
Cars.com, Inc.†	7,297	96,393
ChannelAdvisor Corp.†	3,017	63,809
Eventbrite, Inc., Class A†	6,954	163,906
EverQuote, Inc., Class A†	1,517	51,381
Groupon, Inc.†	2,516	127,385
MediaAlpha, Inc., Class A†	1,927	85,270
Shutterstock, Inc.	2,367	206,355
Stamps.com, Inc.†	1,839	377,675
TrueCar, Inc.†	11,130	51,198
Upwork, Inc.†	10,033	462,120

		1,919,755

E-Marketing/Info — 0.2%
comScore, Inc.†	6,551	24,173
Magnite, Inc.†	11,955	478,798
QuinStreet, Inc.†	5,210	105,607

		608,578

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,523	231,144

Electric Products-Misc. — 0.2%
Graham Corp.	1,043	14,299
nLight, Inc.†	3,817	111,991
Novanta, Inc.†	3,701	487,459
Ultralife Corp.†	983	7,766

		621,515

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	1,425	7,980
Spark Energy, Inc., Class A	1,296	13,712
Unitil Corp.	1,596	91,977

		113,669

Electric-Generation — 0.3%
Atlantic Power Corp.†	9,407	28,503
Brookfield Renewable Corp., Class A	13,919	577,360
Ormat Technologies, Inc.	4,736	342,887

		948,750

Electric-Integrated — 1.1%
ALLETE, Inc.	5,636	396,549
Ameresco, Inc., Class A†	2,667	140,791
Avista Corp.	7,439	342,343
Black Hills Corp.	6,804	469,340
Evoqua Water Technologies Corp.†	12,480	356,678
MGE Energy, Inc.	3,942	294,901
NorthWestern Corp.	5,492	373,621
Otter Tail Corp.	4,386	207,151
PNM Resources, Inc.	9,261	457,123
Portland General Electric Co.	9,734	495,071

		3,533,568

Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.	4,108	453,154
Applied Optoelectronics, Inc.†	2,340	17,339
Atkore, Inc.†	5,060	396,097
Bel Fuse, Inc., Class B	1,085	21,624
Benchmark Electronics, Inc.	3,946	118,459
Comtech Telecommunications Corp.	2,659	63,763
IntriCon Corp.†	915	21,164
Kimball Electronics, Inc.†	2,602	59,872
Knowles Corp.†	9,580	200,222
NVE Corp.	516	39,489
OSI Systems, Inc.†	1,832	176,916
Plexus Corp.†	3,066	283,421
Sanmina Corp.†	6,931	283,062
SMART Global Holdings, Inc.†	1,580	72,917
Vishay Intertechnology, Inc.	14,378	353,267
Vishay Precision Group, Inc.†	1,344	42,847

		2,603,613

Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	2,283	71,001
Ambarella, Inc.†	3,665	357,301
Amkor Technology, Inc.	10,797	218,315
Atomera, Inc.†	1,959	32,598
AXT, Inc.†	4,271	42,112
CEVA, Inc.†	2,375	131,670
CTS Corp.	3,444	111,999
Diodes, Inc.†	4,634	355,937
DSP Group, Inc.†	2,402	33,364
GSI Technology, Inc.†	1,788	10,549
Impinj, Inc.†	1,854	87,991
Intellicheck, Inc.†	1,944	19,382
Lattice Semiconductor Corp.†	14,708	739,959
MACOM Technology Solutions Holdings, Inc.†	5,210	294,938
Photronics, Inc.†	6,712	85,242
Pixelworks, Inc.†	4,928	14,538
Rambus, Inc.†	12,267	232,828
Semtech Corp.†	6,985	473,164
Silicon Laboratories, Inc.†	4,689	660,914
SiTime Corp.†	1,267	117,261
Synaptics, Inc.†	3,780	528,709

		4,619,772

Electronic Connectors — 0.1%
Vicor Corp.†	2,086	192,392

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,153	294,459
CyberOptics Corp.†	768	25,336
FARO Technologies, Inc.†	1,920	145,622
Itron, Inc.†	4,758	427,934
Luna Innovations, Inc.†	3,164	35,880
Mesa Laboratories, Inc.	512	127,309
Stoneridge, Inc.†	2,812	93,499

		1,150,039

Electronic Security Devices — 0.1%
API Group Corp.†*	15,146	322,004
Napco Security Technologies, Inc.†	1,539	51,264
Wrap Technologies, Inc.†	1,236	7,268

		380,536

Energy-Alternate Sources — 1.1%
FuelCell Energy, Inc.†	34,068	330,800
FutureFuel Corp.	2,798	35,535
Green Plains, Inc.†	3,696	110,141
Maxeon Solar Technologies, Ltd.†	1,148	20,664
Plug Power, Inc.†	44,579	1,270,947
Renewable Energy Group, Inc.†	4,665	259,001
REX American Resources Corp.†	580	46,823
Sunnova Energy International, Inc.†	6,051	213,721
SunPower Corp.†	8,276	212,611
Sunrun, Inc.†	17,175	841,575
TPI Composites, Inc.†	3,324	176,671

		3,518,489

Engineering/R&D Services — 0.5%
908 Devices, Inc.†	781	41,385
Exponent, Inc.	5,555	535,113
Fluor Corp.†	15,240	350,215
Iteris, Inc.†	4,469	30,166
KBR, Inc.	15,406	609,462
Mistras Group, Inc.†	1,961	21,826

		1,588,167

Enterprise Software/Service — 2.0%
ACI Worldwide, Inc.†	12,389	468,056
Akerna Corp.†	2,149	9,069
American Software, Inc., Class A	3,279	67,843
Appian Corp.†	3,849	466,422
Asure Software, Inc.†	1,750	14,017
Benefitfocus, Inc.†	3,137	42,412
Blackbaud, Inc.†	5,263	374,305
Blackline, Inc.†	5,511	639,607
Cardlytics, Inc.†	3,230	444,222
Daily Journal Corp.†	131	39,980
Digimarc Corp.†	1,293	43,613

Domo, Inc., Class B†	2,880	185,155
Donnelley Financial Solutions, Inc.†	3,214	98,220
eGain Corp.†	2,284	22,452
Evolent Health, Inc., Class A†	8,166	176,876
Intelligent Systems Corp.†	810	31,039
LivePerson, Inc.†	6,743	368,505
ManTech International Corp., Class A	2,937	250,673
MicroStrategy, Inc., Class A†	791	519,814
Progress Software Corp.	4,791	209,175
PROS Holdings, Inc.†	4,339	186,490
QAD, Inc., Class A	1,269	89,706
SailPoint Technologies Holding, Inc.†	9,522	464,959
Sapiens International Corp. NV	2,968	96,044
SPS Commerce, Inc.†	3,842	393,574
SVMK, Inc.†	13,284	238,979
Verint Systems, Inc.†	7,023	341,107
Workiva, Inc.†	4,296	403,824

		6,686,138

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group, Inc.†	2,322	125,876
Tetra Tech, Inc.	5,830	744,083

		869,959

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,768	301,048

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,946	416,370
Marlin Business Services Corp.	905	20,408
MMA Capital Holdings, Inc.†	513	8,762
NewStar Financial, Inc. CVR†(1)	2,250	1,215

		446,755

Finance-Consumer Loans — 0.4%
Curo Group Holdings Corp.	1,979	28,339
Encore Capital Group, Inc.†	3,376	132,812
Enova International, Inc.†	3,744	128,195
EZCORP, Inc., Class A†	5,230	29,445
International Money Express, Inc.†	3,094	48,823
LendingClub Corp.†	7,632	117,457
Navient Corp.	19,899	334,900
Nelnet, Inc., Class A	1,863	138,291
Paysign, Inc.†	3,389	12,946
PRA Group, Inc.†	4,881	183,916
Regional Management Corp.	892	34,547
World Acceptance Corp.†	472	61,709

		1,251,380

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	546	17,068
I3 Verticals, Inc., Class A†	2,004	66,573

		83,641

Finance-Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	2,453	46,484
Arlington Asset Investment Corp., Class A†	3,584	14,694
Cowen, Inc., Class A	2,773	109,506
Diamond Hill Investment Group, Inc.	328	56,088
Greenhill & Co., Inc.	1,549	23,514
Houlihan Lokey, Inc.	5,599	371,046
Moelis & Co., Class A	5,715	310,210
Oppenheimer Holdings, Inc., Class A	1,004	51,375
Piper Sandler Cos.	1,885	218,641
PJT Partners, Inc., Class A	2,517	185,075
Siebert Financial Corp.†	1,250	5,013
StoneX Group, Inc.†	1,804	114,590

		1,506,236

Finance-Leasing Companies — 0.1%
PROG Holdings, Inc.	7,294	371,556

Finance-Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	984	101,214
Home Point Capital, Inc.†	792	7,722
Mr. Cooper Group, Inc.†	8,178	281,978
Oportun Financial Corp.†	2,139	46,438
PennyMac Financial Services, Inc.	4,497	270,764

		708,116

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	33,506	177,582
SWK Holdings Corp.†	384	6,023

		183,605

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	5,370	53,807
NMI Holdings, Inc., Class A†	8,895	229,847
Radian Group, Inc.	20,707	510,221

		793,875

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,498	38,723
Smith & Wesson Brands, Inc.	5,991	104,243
Sturm Ruger & Co., Inc.	1,824	118,451

		261,417

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,556	207,271

Food-Canned — 0.0%
Landec Corp.†	2,803	31,730
Seneca Foods Corp., Class A†	704	32,426

		64,156

Food-Catering — 0.1%
Healthcare Services Group, Inc.	8,077	241,906

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,772	55,942

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	307	19,473

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	6,900	201,342
BellRing Brands, Inc., Class A†	4,305	111,026
Bridgford Foods Corp.†	182	2,592
Cal-Maine Foods, Inc.	4,005	149,627
J&J Snack Foods Corp.	1,619	266,503
John B. Sanfilippo & Son, Inc.	939	82,538
Lancaster Colony Corp.	2,050	378,655
Simply Good Foods Co.†	9,214	318,344

		1,510,627

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,545	94,693
Laird Superfood, Inc.†	337	12,304
Natural Grocers by Vitamin Cottage, Inc.	987	15,516
Village Super Market, Inc., Class A	928	22,624
Weis Markets, Inc.	1,033	53,561

		198,698

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,781	139,150
Chefs’ Warehouse, Inc.†	3,266	105,263
HF Foods Group, Inc.†	3,845	23,954
Performance Food Group Co.†	14,172	831,896
SpartanNash Co.	3,841	74,400
United Natural Foods, Inc.†	6,054	223,151

		1,397,814

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	7,222	723,066
Rocky Brands, Inc.	743	39,119
Steven Madden, Ltd.	8,913	362,492
Weyco Group, Inc.	652	12,825
Wolverine World Wide, Inc.	8,731	364,257

		1,501,759

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,782	66,255

Gambling (Non-Hotel) — 0.2%
Bally’s Corp.†	2,638	152,898
Golden Entertainment, Inc.†	1,812	62,460
International Game Technology PLC†	10,752	185,149
Monarch Casino & Resort, Inc.†	1,364	102,859
Red Rock Resorts, Inc., Class A†	7,120	260,806

		764,172

Gas-Distribution — 0.7%
Chesapeake Utilities Corp.	1,855	219,855
New Jersey Resources Corp.	10,310	432,504
Northwest Natural Holding Co.	3,295	177,666
ONE Gas, Inc.	5,671	456,345
RGC Resources, Inc.	824	17,873
South Jersey Industries, Inc.	10,910	270,023
Southwest Gas Holdings, Inc.	6,159	429,405
Spire, Inc.	5,431	409,172

		2,412,843

Gas-Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	3,433	247,279

Gold Mining — 0.1%
Fortitude Gold Corp.	2,108	10,645
Gold Resource Corp.	7,250	19,503
Novagold Resources, Inc.†	25,707	231,106

		261,254

Golf — 0.1%
Acushnet Holdings Corp.	3,705	156,758
Callaway Golf Co.	10,104	292,511

		449,269

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,690	48,537
Sharps Compliance Corp.†	1,544	27,004
US Ecology, Inc.†	3,413	144,916

		220,457

Health Care Cost Containment — 0.2%
CorVel Corp.†	948	110,925
HealthEquity, Inc.†	8,681	659,496

		770,421

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,323	11,854
Retractable Technologies, Inc.†	1,485	14,419

		26,273

Home Furnishings — 0.3%
Casper Sleep, Inc.†	2,737	23,401
Ethan Allen Interiors, Inc.	2,449	70,311
Herman Miller, Inc.	6,380	264,770
Hooker Furniture Corp.	1,261	47,300
Lovesac Co.†	1,076	78,838
Purple Innovation, Inc.†	3,510	119,621
Sleep Number Corp.†	2,929	327,726

		931,967

Hotels/Motels — 0.2%
Bluegreen Vacations Corp.	559	5,188
Bluegreen Vacations Holding Corp.†	1,349	24,983
Hilton Grand Vacations, Inc.†	9,215	410,620
Marcus Corp.†	2,426	48,423
Target Hospitality Corp.†	3,168	8,839

		498,053

Housewares — 0.1%
Lifetime Brands, Inc.	1,308	18,966
Tupperware Brands Corp.†	5,306	129,307

		148,273

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	5,047	400,227
ASGN, Inc.†	5,505	579,016
Barrett Business Services, Inc.	820	60,131
BGSF, Inc.	1,062	14,879
Cross Country Healthcare, Inc.†	3,872	51,575
Heidrick & Struggles International, Inc.	2,074	87,730
Insperity, Inc.	3,883	339,918
Kforce, Inc.	2,135	119,645
Korn Ferry	5,814	394,712
Resources Connection, Inc.	3,338	47,099
TriNet Group, Inc.†	4,455	350,653
TrueBlue, Inc.†	3,800	107,540
Willdan Group, Inc.†	1,115	42,560

		2,595,685

Identification Systems — 0.1%
Brady Corp., Class A	5,097	278,143

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,772	100,260
Clearway Energy, Inc., Class C	8,867	254,394

		354,654

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	3,910	43,909
GoPro, Inc., Class A†	13,237	148,652
Turtle Beach Corp.†	1,518	42,185

		234,746

Industrial Automated/Robotic — 0.1%
Ichor Holdings, Ltd.†	2,926	163,183

Instruments-Controls — 0.0%
Allied Motion Technologies, Inc.	792	41,224

Instruments-Scientific — 0.0%
Fluidigm Corp.†	8,002	40,090

Insurance Brokers — 0.3%
BRP Group, Inc., Class A†	4,590	133,202
Crawford & Co., Class A	1,758	18,442
eHealth, Inc.†	2,788	197,223
Goosehead Insurance, Inc., Class A	1,427	156,884
Selectquote, Inc.†	14,131	439,898
Trean Insurance Group, Inc.†	1,272	22,247

		967,896

Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	9,815	304,069
CNO Financial Group, Inc.	14,600	372,738
FBL Financial Group, Inc., Class A	1,039	58,901
GWG Holdings, Inc.†	346	2,456
Independence Holding Co.	500	22,000
Midwest Holding, Inc.†	104	4,994
National Western Life Group, Inc., Class A	278	63,745
Security National Financial Corp., Class A†	1,031	8,702
Trupanion, Inc.†	3,259	264,305

		1,101,910

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,362	31,314
Genworth Financial, Inc., Class A†	54,567	235,730
Vericity, Inc.†	201	2,233

		269,277

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	4,904	84,104
AMERISAFE, Inc.	2,072	128,630
Donegal Group, Inc., Class A	1,220	18,825
Employers Holdings, Inc.	3,113	126,014
Enstar Group, Ltd.†	1,301	326,785
FedNat Holding Co.	1,335	6,795
HCI Group, Inc.	676	49,632
Heritage Insurance Holdings, Inc.	2,714	24,725
Horace Mann Educators Corp.	4,484	179,808
Investors Title Co.	140	24,700
James River Group Holdings, Ltd.	3,231	152,212
Kinsale Capital Group, Inc.	2,288	398,135
NI Holdings, Inc.†	978	18,729
Palomar Holdings, Inc.†	2,192	154,229
ProAssurance Corp.	5,797	144,925
ProSight Global, Inc.†	1,008	12,822
Protective Insurance Corp., Class B	971	22,333
RLI Corp.	4,281	477,160
Safety Insurance Group, Inc.	1,546	126,818
Selective Insurance Group, Inc.	6,395	486,915
State Auto Financial Corp.	1,899	35,853
Stewart Information Services Corp.	2,849	167,094
Tiptree, Inc.	2,647	26,496
United Fire Group, Inc.	2,267	68,599
United Insurance Holdings Corp.	2,201	12,304
Universal Insurance Holdings, Inc.	2,943	41,055
Watford Holdings, Ltd.†	1,853	64,596

		3,380,293

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,511	183,204
Essent Group, Ltd.	11,929	627,227
Greenlight Capital Re, Ltd., Class A†	2,928	27,026
SiriusPoint, Ltd.†	9,104	96,320

		933,777

Internet Application Software — 0.0%
Tucows, Inc., Class A†	1,013	79,632
VirnetX Holding Corp.	6,847	31,907

		111,539

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	4,739	66,156
Cogent Communications Holdings, Inc.	4,597	347,120

		413,276

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	13,023	40,762

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,191	15,158
HealthStream, Inc.†	2,790	67,406
LiveXLive Media, Inc.†	5,389	23,119
TechTarget, Inc.†	2,575	197,502
Yelp, Inc.†	7,793	306,265

		609,450

Internet Gambling — 0.0%
GAN, Ltd.†	3,461	63,821
NeoGames SA†	604	29,650

		93,471

Internet Security — 0.1%
Mimecast, Ltd.†	6,286	272,938
Zix Corp.†	5,911	46,608

		319,546

Investment Companies — 0.1%
Cannae Holdings, Inc.†	9,328	370,322
Grid Dynamics Holdings, Inc.†	2,946	42,452
PDL Community Bancorp†	801	8,875
Rafael Holdings, Inc., Class B†	1,033	42,704

		464,353

Investment Management/Advisor Services — 1.0%
Altisource Portfolio Solutions SA†	495	3,118
Artisan Partners Asset Management, Inc., Class A	6,117	311,478
AssetMark Financial Holdings, Inc.†	1,769	39,838
Associated Capital Group, Inc., Class A	194	6,932
B. Riley Financial, Inc.	2,165	154,343

Blucora, Inc.†	5,210	74,998
Boston Private Financial Holdings, Inc.	8,862	130,449
BrightSphere Investment Group, Inc.	6,636	149,376
Cohen & Steers, Inc.	2,644	179,845
Columbia Financial, Inc.†	5,089	92,976
Federated Hermes, Inc.	10,282	296,122
First Western Financial, Inc.†	676	17,353
Focus Financial Partners, Inc., Class A†	4,159	195,722
GAMCO Investors, Inc., Class A	578	11,375
Hamilton Lane, Inc., Class A	3,471	313,952
Pzena Investment Management, Inc., Class A	1,831	19,280
Sculptor Capital Management, Inc.	2,000	45,480
Silvercrest Asset Management Group, Inc., Class A	1,032	14,355
StepStone Group, Inc., Class A	2,102	69,997
Stifel Financial Corp.	10,813	748,151
Virtus Investment Partners, Inc.	789	215,760
Waddell & Reed Financial, Inc., Class A	6,643	165,942
Westwood Holdings Group, Inc.	832	15,051
WisdomTree Investments, Inc.	15,055	102,148

		3,374,041

Lasers-System/Components — 0.2%
II-VI, Inc.†	11,102	745,388
LENSAR, Inc.†	803	5,549

		750,937

Leisure Products — 0.0%
Escalade, Inc.	1,117	24,596
Johnson Outdoors, Inc., Class A	565	80,123

		104,719

Lighting Products & Systems — 0.0%
Orion Energy Systems ,Inc.†	2,924	17,602

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,631	365,654

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	673	23,118
Kennametal, Inc.	8,984	360,797
Luxfer Holdings PLC	2,975	65,777

		449,692

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,428	182,124
Hyster-Yale Materials Handling, Inc.	1,071	86,591
Manitowoc Co, Inc.†	3,667	83,901
Terex Corp.	7,282	342,181

		694,797

Machinery-Electrical — 0.2%
Argan, Inc.	1,594	79,939
Bloom Energy Corp., Class A†	9,593	249,130
Franklin Electric Co., Inc.	4,980	404,725

		733,794

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,069	168,100
Hydrofarm Holdings Group, Inc.†	1,041	68,394
Lindsay Corp.	1,173	194,460

		430,954

Machinery-General Industrial — 0.8%
Albany International Corp., Class A	3,326	296,812
Altra Industrial Motion Corp.	6,977	411,713
Applied Industrial Technologies, Inc.	4,182	400,050
Chart Industries, Inc.†	3,905	627,260
DXP Enterprises, Inc.†	1,774	51,925
Gencor Industries, Inc.†	1,131	13,561
Intevac, Inc.†	2,542	16,294
Kadant, Inc.	1,236	220,045
Ranpak Holdings Corp.†	3,132	60,229
Tennant Co.	1,977	156,005
Welbilt, Inc.†	14,103	315,061

		2,568,955

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,535	125,508

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	1,699	12,675

Machinery-Pumps — 0.4%
Cactus, Inc., Class A	5,147	153,432
CIRCOR International, Inc.†	2,158	74,170
CSW Industrials, Inc.	1,481	200,542
Gorman-Rupp Co.	1,904	65,726
Mueller Water Products, Inc., Class A	16,955	243,474
NN, Inc.†	4,540	33,142
SPX FLOW, Inc.	4,603	306,514
Watts Water Technologies, Inc., Class A	2,963	369,042

		1,446,042

Machinery-Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	3,542	67,652

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	7,179	170,142

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	8,504	370,009
Allscripts Healthcare Solutions, Inc.†	17,005	264,598
Apollo Medical Holdings, Inc.†	2,186	64,902
Computer Programs & Systems, Inc.	1,390	41,728
Health Catalyst, Inc.†	3,638	210,640
Inovalon Holdings, Inc., Class A†	8,077	244,006
NantHealth, Inc.†	2,916	7,407
NextGen Healthcare, Inc.†	6,036	110,519
Schrodinger, Inc.†	3,255	248,161
Tabula Rasa HealthCare, Inc.†	2,292	109,008

		1,670,978

Medical Instruments — 0.4%
AngioDynamics, Inc.†	3,968	96,422
Apyx Medical Corp.†	3,616	36,630
Cantel Medical Corp.†	4,103	360,695
Milestone Scientific, Inc.†	4,977	12,542
Misonix Opco, Inc.†	1,300	24,141
Natus Medical, Inc.†	3,639	92,977
NuVasive, Inc.†	5,558	397,119
Pulmonx Corp.†	1,256	59,045
Silk Road Medical, Inc.†	2,953	180,546
Stereotaxis, Inc.†	4,781	34,423

		1,294,540

Medical Labs & Testing Services — 0.6%
Avalon GloboCare Corp.†	2,172	2,215
Centogene NV†	920	10,000
Dyadic International, Inc.†	2,086	9,408
Fulgent Genetics, Inc.†	1,466	112,911
Invitae Corp.†	13,115	457,714
MEDNAX, Inc.†	8,065	212,271
Medpace Holdings, Inc.†	2,986	506,665
OPKO Health, Inc.†	43,019	176,378
Ortho Clinical Diagnostics Holdings PLC†	9,544	187,921
Personalis, Inc.†	2,850	70,224
SI-BONE, Inc.†	3,124	110,902
Vapotherm, Inc.†	2,122	46,684
Viemed Healthcare, Inc.†	3,776	37,987

		1,941,280

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,870	56,156

Medical Products — 2.3%
Accuray, Inc.†	9,937	46,704
Acutus Medical, Inc.†	1,559	21,280
Alphatec Holdings, Inc.†	5,956	95,236
Apria, Inc.†	819	24,529
AtriCure, Inc.†	4,729	364,464
Atrion Corp.	153	97,706
Avanos Medical, Inc.†	5,150	222,532
AxoGen, Inc.†	4,021	75,273
Axonics Modulation Technologies, Inc.†	3,272	205,907
Bellerophon Therapeutics, Inc.†	485	2,129
BioSig Technologies, Inc.†	2,697	9,224
Bioventus, Inc. Class A†	830	11,952
Cardiovascular Systems, Inc.†	4,248	171,279
Castle Biosciences, Inc.†	1,575	108,722
Cerus Corp.†	17,759	108,330
CryoLife, Inc.†	4,100	119,638
CytoSorbents Corp.†	4,443	41,098
Eargo, Inc.†	880	50,371
Electromed, Inc.†	763	7,455
FONAR Corp.†	682	11,696
Glaukos Corp.†	4,618	434,831
Hanger, Inc.†	4,004	99,820
Inari Medical, Inc.†	1,791	204,693
InfuSystem Holdings, Inc.†	1,582	35,785
Inogen, Inc.†	1,993	130,322
Inspire Medical Systems, Inc.†	2,831	670,437
Integer Holdings Corp.†	3,538	332,147
Intersect ENT, Inc.†	3,518	76,728
Invacare Corp.	3,653	32,987
iRadimed Corp.†	637	17,639
iRhythm Technologies, Inc.†	3,125	243,312
LeMaitre Vascular, Inc.	1,797	94,289
LivaNova PLC†	5,284	448,453
Lucira Health, Inc.†	1,130	7,074
Luminex Corp.	4,651	170,645
NanoString Technologies, Inc.†	4,774	380,345
Nemaura Medical, Inc.†	800	3,840
Nevro Corp.†	3,678	635,595
Omnicell, Inc.†	4,594	666,222
Orthofix Medical, Inc.†	2,019	89,543
OrthoPediatrics Corp.†	1,418	82,953
PAVmed, Inc.†	6,752	30,857
Pulse Biosciences, Inc.†	1,536	29,583
Repro-Med Systems, Inc.†	2,916	10,993
SeaSpine Holdings Corp.†	2,862	59,558
Shockwave Medical, Inc.†	3,076	502,803
Sientra, Inc.†	5,603	38,437
Soleno Therapeutics, Inc.†	6,442	7,795
Soliton, Inc.†	752	13,468
Surgalign Holdings, Inc.†	10,737	19,434
Surmodics, Inc.†	1,447	77,400
Tactile Systems Technology, Inc.†	1,986	113,798
Talis Biomedical Corp.†	1,432	17,184
Venus Concept, Inc.†	2,749	5,223
Zynex, Inc.†	2,017	29,791

		7,609,509

Medical-Biomedical/Gene — 8.3%
4D Molecular Therapeutics, Inc.†	842	32,585
89bio, Inc.†	900	23,661
Abeona Therapeutics, Inc.†	6,531	11,560
ADMA Biologics, Inc.†	7,128	13,971
Adverum Biotechnologies, Inc.†	9,627	37,545
Affimed NV†	12,204	130,461
Agenus, Inc.†	17,009	52,558
Akero Therapeutics, Inc.†	1,464	45,091
Akouos, Inc.†	2,649	37,669
Albireo Pharma, Inc.†	1,832	58,807
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Aligos Therapeutics, Inc.†	1,132	29,115
Allakos, Inc.†	2,836	309,464
Allogene Therapeutics, Inc.†	5,831	180,295
ALX Oncology Holdings, Inc.†	1,887	118,239
Amicus Therapeutics, Inc.†	27,813	273,680
AnaptysBio, Inc.†	2,316	54,079
Anavex Life Sciences Corp.†	6,316	76,297
Angion Biomedica Corp.†	628	8,874
ANI Pharmaceuticals, Inc.†	1,018	33,879
Annexon, Inc.†	2,884	57,478
Apellis Pharmaceuticals, Inc.†	6,495	329,102
Applied Genetic Technologies Corp.†	4,634	19,602
Applied Molecular Transport, Inc.†	2,401	138,034
Applied Therapeutics, Inc.†	1,675	31,021
Aprea Therapeutics, Inc.†	778	3,649
Aptinyx, Inc.†	3,690	9,889
Aravive, Inc.†	1,315	6,904
Arcturus Therapeutics Holdings, Inc.†	2,178	79,845
Arcus Biosciences, Inc.†	4,559	153,866
Arcutis Biotherapeutics, Inc.†	2,500	83,750
Ardelyx, Inc.†	8,007	58,531
Arena Pharmaceuticals, Inc.†	6,289	431,614
Arrowhead Pharmaceuticals, Inc.†	11,072	805,599
Assembly Biosciences, Inc.†	3,319	14,205
Atara Biotherapeutics, Inc.†	8,672	121,928
Atea Pharmaceuticals, Inc.†	1,568	38,745

Athersys, Inc.†	18,758	31,326
Athira Pharma, Inc.†	1,501	29,540
Atreca, Inc., Class A†	3,116	37,205
AVEO Pharmaceuticals, Inc.†	2,361	16,645
Avid Bioservices, Inc.†	6,536	139,903
Avidity Biosciences, Inc.†	3,297	77,282
Avrobio, Inc.†	3,843	44,886
Axsome Therapeutics, Inc.†	2,997	181,199
Aziyo Biologics, Inc., Class A†	241	2,355
Beam Therapeutics, Inc.†	4,315	353,830
BioAtla, Inc.†	1,253	62,136
BioCryst Pharmaceuticals, Inc.†	19,105	222,287
Biodesix, Inc.†	328	5,366
Biohaven Pharmaceutical Holding Co., Ltd.†	5,204	390,820
Black Diamond Therapeutics, Inc.†	1,956	52,108
Blueprint Medicines Corp.†	5,985	576,475
Bolt Biotherapeutics, Inc.†	1,372	30,678
BrainStorm Cell Therapeutics, Inc.†	3,299	11,448
Bridgebio Pharma, Inc.†	10,176	569,042
C4 Therapeutics, Inc.†	1,154	38,197
Cabaletta Bio, Inc.†	1,396	15,537
Calithera Biosciences, Inc.†	7,113	15,435
Cara Therapeutics, Inc.†	4,452	57,653
CASI Pharmaceuticals, Inc.†	7,150	12,799
Catabasis Pharmaceuticals, Inc.†	2,190	4,928
CEL-SCI Corp.†	3,829	92,394
Cerecor, Inc.†	4,653	14,610
Champions Oncology, Inc.†	732	7,854
Checkmate Pharmaceuticals, Inc.†	968	7,008
ChemoCentryx, Inc.†	5,363	259,194
Chinook Therapeutics, Inc.†	1,436	25,776
ChromaDex Corp.†	4,459	39,596
Codiak Biosciences, Inc.†	696	13,781
Cohbar, Inc.†	3,749	5,024
Constellation Pharmaceuticals, Inc.†	3,320	71,778
ContraFect Corp.†	2,643	11,708
Cortexyme, Inc.†	1,701	66,628
Crinetics Pharmaceuticals, Inc.†	2,927	50,666
Cue Biopharma, Inc.†	3,195	38,755
Cullinan Oncology, Inc.†	1,420	46,093
Cymabay Therapeutics, Inc.†	7,492	32,440
CytomX Therapeutics, Inc.†	6,662	62,356
Decibel Therapeutics, Inc.†	771	7,032
Deciphera Pharmaceuticals, Inc.†	4,174	193,548
Denali Therapeutics, Inc.†	6,801	411,052
Dicerna Pharmaceuticals, Inc.†	7,133	222,478
Dynavax Technologies Corp.†	11,492	114,690
Dyne Therapeutics, Inc.†	1,742	34,283
Editas Medicine, Inc.†	7,220	267,212
Eiger BioPharmaceuticals, Inc.†	3,309	28,093
Emergent BioSolutions, Inc.†	4,881	297,643
Enochian Biosciences, Inc.†	1,492	5,043
Enzo Biochem, Inc.†	4,805	14,751
Epizyme, Inc.†	9,647	75,343
Esperion Therapeutics, Inc.†	2,800	75,460
Evelo Biosciences, Inc.†	2,491	32,757
Evolus, Inc.†	2,355	21,454
Exagen, Inc.†	516	8,700
Exicure, Inc.†	6,414	12,636
Fate Therapeutics, Inc.†	8,236	719,744
FibroGen, Inc.†	9,112	203,380
Forma Therapeutics Holdings, Inc.†	3,269	88,100
Frequency Therapeutics, Inc.†	2,716	31,533
Galera Therapeutics, Inc.†	946	7,710
Generation Bio Co.†	4,358	158,893
Genprex, Inc.†	3,145	11,951
Geron Corp.†	31,073	45,056
GlycoMimetics, Inc.†	4,008	9,619
Gossamer Bio, Inc.†	6,128	52,946
Halozyme Therapeutics, Inc.†	14,383	718,431
Harvard Bioscience, Inc.†	4,140	28,690
Homology Medicines, Inc.†	3,676	24,887
iBio, Inc.†	23,150	31,716
IGM Biosciences, Inc.†	810	57,283
Immunic, Inc.†	602	9,247
ImmunityBio, Inc.†	3,409	60,510
ImmunoGen, Inc.†	20,746	167,213
Immunome, Inc.†	226	6,003
Immunovant, Inc.†	4,055	63,582
Inhibrx, Inc.†	879	18,749
Innoviva, Inc.†	6,862	78,570
Inovio Pharmaceuticals, Inc.†	20,031	136,411
Inozyme Pharma, Inc.†	1,301	24,042
Insmed, Inc.†	10,950	369,344
Intercept Pharmaceuticals, Inc.†	2,804	55,463
Intra-Cellular Therapies, Inc.†	7,176	247,070
iTeos Therapeutics, Inc.†	2,134	50,170
IVERIC bio, Inc.†	8,689	60,823
Kadmon Holdings, Inc.†	18,658	75,751
Kaleido Biosciences, Inc.†	1,477	11,654
Karuna Therapeutics, Inc.†	1,709	189,716
Karyopharm Therapeutics, Inc.†	7,667	71,610
Keros Therapeutics, Inc.†	1,435	84,378
Kezar Life Sciences, Inc.†	3,386	19,740
Kindred Biosciences, Inc.†	4,029	20,145
Kiniksa Pharmaceuticals, Ltd., Class A†	2,891	47,586
Kinnate Biopharma, Inc.†	1,462	39,211
Kodiak Sciences, Inc.†	3,561	430,311
Kronos Bio, Inc.†	1,610	43,583
Krystal Biotech, Inc.†	1,630	129,487
Kymera Therapeutics, Inc.†	1,091	49,695
Lexicon Pharmaceuticals, Inc.†	5,379	26,142
Ligand Pharmaceuticals, Inc.†	1,560	227,588
Liquidia Corp.†	2,930	8,321
LogicBio Therapeutics, Inc.†	1,774	9,792
Lyra Therapeutics, Inc.†	736	7,412
MacroGenics, Inc.†	5,930	191,895
Magenta Therapeutics, Inc.†	2,239	26,084
Marker Therapeutics, Inc.†	3,294	8,433
MEI Pharma, Inc.†	11,862	43,296
MeiraGTx Holdings PLC†	2,580	38,648
Mersana Therapeutics, Inc.†	5,757	91,709
Metacrine, Inc.†	715	2,774
Mirati Therapeutics, Inc.†	4,628	769,266
Molecular Templates, Inc.†	2,864	26,807
Mustang Bio, Inc.†	5,446	17,591
Myriad Genetics, Inc.†	7,700	232,694

NeoGenomics, Inc.†	11,752	575,730
NextCure, Inc.†	1,782	15,628
NGM Biopharmaceuticals, Inc.†	2,783	76,533
Nkarta, Inc.†	2,202	70,134
Novavax, Inc.†	6,667	1,579,612
Nurix Therapeutics, Inc.†	2,589	90,149
Olema Pharmaceuticals, Inc.†	1,312	36,802
Omeros Corp.†	6,392	112,883
Oncocyte Corp.†	7,709	39,624
Oncorus, Inc.†	812	13,033
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	2,647	59,187
Orgenesis, Inc.†	2,038	9,558
Osmotica Pharmaceuticals PLC†	1,373	3,954
Ovid therapeutics, Inc.†	5,146	18,886
Oyster Point Pharma, Inc.†	655	13,526
Pacific Biosciences of California, Inc.†	19,725	588,791
Phathom Pharmaceuticals, Inc.†	1,252	48,227
Pieris Pharmaceuticals, Inc.†	5,740	12,398
Pliant Therapeutics Inc†	2,598	87,033
Poseida Therapeutics, Inc.†	3,581	33,518
Praxis Precision Medicines, Inc.†	1,193	36,577
Precigen, Inc.†	7,568	58,538
Precision BioSciences, Inc.†	5,028	46,710
Prelude Therapeutics Inc†	1,072	44,424
Protara Therapeutics, Inc.†	418	4,677
Prothena Corp. PLC†	3,328	88,325
Provention Bio, Inc.†	5,739	41,263
PTC Therapeutics, Inc.†	6,684	275,448
Puma Biotechnology, Inc.†	3,337	32,903
Radius Health, Inc.†	4,917	109,649
RAPT Therapeutics, Inc.†	1,187	26,043
REGENXBIO, Inc.†	4,184	145,143
Relay Therapeutics, Inc.†	4,959	157,250
Replimune Group, Inc.†	2,603	95,244
REVOLUTION Medicines, Inc.†	4,620	153,338
Rigel Pharmaceuticals, Inc.†	18,378	68,366
Rocket Pharmaceuticals, Inc.†	4,044	185,377
Rubius Therapeutics, Inc.†	3,876	96,978
Sangamo Therapeutics, Inc.†	12,454	146,708
Satsuma Pharmaceuticals, Inc.†	994	5,278
Savara, Inc.†	5,208	9,895
Scholar Rock Holding Corp.†	2,766	89,480
Scopus Biopharma, Inc.†	600	4,398
Seer, Inc.†	1,566	79,756
Selecta Biosciences, Inc.†	7,334	22,002
Sensei Biotherapeutics, Inc.†	824	10,910
Shattuck Labs, Inc.†	1,417	53,393
Sigilon Therapeutics, Inc.†	835	11,607
Silverback Therapeutics, Inc.†	1,372	43,973
Solid Biosciences, Inc.†	3,041	15,479
Sorrento Therapeutics, Inc.†	27,071	222,794
SpringWorks Therapeutics, Inc.†	2,599	186,764
Spruce Biosciences, Inc.†	753	12,199
SQZ Biotechnologies Co.†	559	6,865
Stoke Therapeutics, Inc.†	1,467	47,384
Strongbridge Biopharma PLC†	4,762	12,095
Sutro Biopharma, Inc.†	3,515	72,093
Syndax Pharmaceuticals, Inc.†	3,364	53,622
Tarsus Pharmaceuticals, Inc.†	673	20,675
Taysha Gene Therapies, Inc.†	939	24,236
TCR2 Therapeutics, Inc.†	3,131	71,105
Tela Bio, Inc.†	742	10,151
Terns Pharmaceuticals, Inc.†	942	20,724
TG Therapeutics, Inc.†	13,158	588,294
Theravance Biopharma, Inc.†	5,045	99,588
Translate Bio, Inc.†	7,372	171,178
TransMedics Group, Inc.†	2,719	78,063
Travere Therapeutics, Inc.†	5,984	147,924
Turning Point Therapeutics, Inc.†	4,038	307,817
Twist Bioscience Corp.†	5,079	681,551
Tyme Technologies, Inc.†	7,514	11,647
Ultragenyx Pharmaceutical, Inc.†	6,874	767,413
UNITY Biotechnology, Inc.†	3,832	19,045
UroGen Pharma, Ltd.†	2,096	40,767
Vaxart, Inc.†	5,667	61,090
VBI Vaccines, Inc.†	19,490	61,394
Veracyte, Inc.†	7,168	356,608
Verastem, Inc.†	18,452	56,648
Vericel Corp.†	4,918	306,982
Veru, Inc.†	5,914	52,280
Viking Therapeutics, Inc.†	7,092	45,318
Vir Biotechnology, Inc.†	5,795	276,653
VolitionRX, Ltd.†	3,201	10,723
Vor BioPharma, Inc.†	1,234	34,774
VYNE Therapeutics, Inc.†	3,926	19,394
WaVe Life Sciences, Ltd.†	3,545	21,802
X4 Pharmaceuticals, Inc.†	1,739	14,573
XBiotech, Inc.†	1,565	26,730
Xencor, Inc.†	5,997	255,232
XOMA Corp.†	658	25,043
Y-mAbs Therapeutics, Inc.†	3,300	99,231
Zentalis Pharmaceuticals, Inc.†	3,109	184,426
ZIOPHARM Oncology, Inc.†	23,057	79,777

		27,350,776

Medical-Drugs — 1.6%
AcelRx Pharmaceuticals, Inc.†	10,858	14,115
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,882	37,982
Aerie Pharmaceuticals, Inc.†	3,968	67,972
Agile Therapeutics, Inc.†	7,345	13,588
Alector, Inc.†	5,007	97,636
Allovir, Inc.†	3,202	75,663
Amphastar Pharmaceuticals, Inc.†	3,941	68,573
Aquestive Therapeutics, Inc.†	2,149	8,746
Athenex, Inc.†	7,666	30,741
Avenue Therapeutics, Inc.†	721	3,692
Axcella Health, Inc.†	1,675	6,934
Aytu BioScience, Inc.†	2,367	15,670
Beyond Air, Inc.†	1,788	10,978
Beyondspring, Inc.†	2,056	22,184
Bioxcel Therapeutics, Inc.†	1,382	46,947
Cassava Sciences, Inc.†	3,536	165,485
Catalyst Biosciences, Inc.†	3,329	16,778
Catalyst Pharmaceuticals, Inc.†	10,498	48,081
Checkpoint Therapeutics, Inc.†	5,598	16,234
Chiasma, Inc.†	5,419	16,149

Chimerix, Inc.†	6,436	56,058
Cidara Therapeutics, Inc.†	3,897	8,651
Clovis Oncology, Inc.†	8,970	53,282
Coherus Biosciences, Inc.†	6,363	94,172
Collegium Pharmaceutical, Inc.†	3,713	82,800
Concert Pharmaceuticals, Inc.†	3,197	13,268
Corbus Pharmaceuticals Holdings, Inc.†	8,307	14,953
Corcept Therapeutics, Inc.†	10,525	239,865
Cyclerion Therapeutics, Inc.†	2,395	5,221
Cytokinetics, Inc.†	7,177	182,583
Durect Corp.†	24,120	45,828
Eagle Pharmaceuticals, Inc.†	1,123	45,852
Eloxx Pharmaceuticals, Inc.†	2,882	6,283
Enanta Pharmaceuticals, Inc.†	2,082	105,641
Eton Pharmaceuticals, Inc.†	1,847	16,032
Foghorn Therapeutics, Inc.†	778	8,542
Fortress Biotech, Inc.†	7,230	31,234
Fulcrum Therapeutics, Inc.†	1,842	20,722
Galectin Therapeutics, Inc.†	4,023	17,782
Graybug Vision, Inc.†	706	3,346
Gritstone Oncology, Inc.†	3,256	29,467
Harmony Biosciences Holdings, Inc.†	672	19,690
Harpoon Therapeutics, Inc.†	1,465	33,168
Harrow Health, Inc.†	2,421	18,569
Hookipa Pharma, Inc.†	1,555	21,055
Ideaya Biosciences, Inc.†	1,909	39,230
IMARA, Inc.†	828	6,127
Intellia Therapeutics, Inc.†	5,933	455,476
Ironwood Pharmaceuticals, Inc.†	17,259	190,539
Jounce Therapeutics, Inc.†	1,866	17,596
Kala Pharmaceuticals, Inc.†	4,281	33,092
KalVista Pharmaceuticals, Inc.†	2,061	51,463
Kura Oncology, Inc.†	6,770	182,316
Landos Biopharma, Inc.†	682	7,516
Lannett Co., Inc.†	3,551	15,518
Madrigal Pharmaceuticals, Inc.†	946	128,751
Marinus Pharmaceuticals, Inc.†	3,151	46,351
MediciNova, Inc.†	4,646	20,396
Minerva Neurosciences, Inc.†	3,832	9,120
Mirum Pharmaceuticals, Inc.†	648	12,662
Morphic Holding, Inc.†	1,507	83,488
Neoleukin Therapeutics, Inc.†	3,484	43,515
NeuBase Therapeutics, Inc.†	1,816	10,950
NeuroBo Pharmaceuticals, Inc.†	729	2,617
NexImmune, Inc.†	692	13,362
Ocular Therapeutix, Inc.†	7,883	144,890
Odonate Therapeutics, Inc.†	1,698	5,688
Optinose, Inc.†	3,780	13,495
ORIC Pharmaceuticals, Inc.†	2,451	59,143
Pacira BioSciences, Inc.†	4,612	291,386
Paratek Pharmaceuticals, Inc.†	4,717	36,085
Passage Bio, Inc.†	3,110	58,344
PhaseBio Pharmaceuticals, Inc.†	1,650	4,999
Phibro Animal Health Corp., Class A	2,207	54,116
PMV Pharmaceuticals Inc†	1,478	49,853
Prestige Consumer Healthcare, Inc.†	5,443	237,097
Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	0
Protagonist Therapeutics, Inc.†	3,809	110,232
Relmada Therapeutics, Inc.†	1,585	61,118
Rhythm Pharmaceuticals, Inc.†	4,122	88,870
Rockwell Medical, Inc.†	7,537	7,270
scPharmaceuticals, Inc.†	757	4,898
Seres Therapeutics, Inc.†	5,974	124,319
SIGA Technologies, Inc.†	5,638	40,424
Spectrum Pharmaceuticals, Inc.†	15,601	48,519
Spero Therapeutics, Inc.†	2,211	30,423
Supernus Pharmaceuticals, Inc.†	5,276	160,654
Syros Pharmaceuticals, Inc.†	5,104	30,828
TherapeuticsMD, Inc.†	36,476	44,136
Tricida, Inc.†	3,058	14,220
Vanda Pharmaceuticals, Inc.†	5,813	96,496
Vaxcyte, Inc.†	3,133	58,180
Verrica Pharmaceuticals, Inc.†	1,345	17,754
Voyager Therapeutics, Inc.†	2,795	13,472
vTv Therapeutics, Inc., Class A†	1,282	3,282
Xeris Pharmaceuticals, Inc.†	4,971	19,039
Zogenix, Inc.†	6,012	113,567

		5,371,094

Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	10,727	59,106
Arvinas, Inc.†	3,912	269,693
Endo International PLC†	24,499	140,379

		469,178

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,623	247,086
Ontrak, Inc.†	862	28,136
Tivity Health, Inc.†	4,687	113,332
Triple-S Management Corp., Class B†	2,452	58,137

		446,691

Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	9,217	102,769
Select Medical Holdings Corp.†	11,748	443,135
Surgery Partners, Inc.†	2,796	134,767
Tenet Healthcare Corp.†	11,303	669,816

		1,350,487

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,591	479,987
National HealthCare Corp.	1,357	95,411

		575,398

Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	1,605	169,809
Joint Corp.†	1,435	79,614
LHC Group, Inc.†	3,284	683,959
ModivCare, Inc.†	1,308	183,224
Pennant Group, Inc.†	2,757	111,438

		1,228,044

Medical-Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	8,122	236,025
Covetrus, Inc.†	12,570	360,131
Evofem Biosciences, Inc.†	8,294	12,275
Owens & Minor, Inc.	7,855	283,487
PetIQ, Inc.†	2,312	98,491

		990,409

Metal Processors & Fabrication — 0.7%
AZZ, Inc.	2,733	143,865
Helios Technologies, Inc.	3,361	242,933
Lawson Products, Inc.†	478	25,061
LB Foster Co., Class A†	1,091	17,609
Mayville Engineering Co., Inc.†	796	12,426
Mueller Industries, Inc.	6,047	271,329
Park-Ohio Holdings Corp.	944	34,277
Proto Labs, Inc.†	2,892	324,077
RBC Bearings, Inc.†	2,665	531,481
Rexnord Corp.	13,027	650,438
Standex International Corp.	1,330	126,111
Tredegar Corp.	2,828	41,345

		2,420,952

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	988	28,701
Ryerson Holding Corp.†	1,732	27,504
Worthington Industries, Inc.	3,775	246,357

		302,562

Metal Products-Fasteners — 0.0%
Eastern Co.	583	16,481

Metal-Aluminum — 0.4%
Alcoa Corp.†	20,263	742,436
Arconic Corp.†	10,765	307,879
Century Aluminum Co.†	5,463	85,551
Kaiser Aluminum Corp.	1,700	204,799

		1,340,665

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	8,015	393,456
John Bean Technologies Corp.	3,388	492,548

		886,004

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	17,549	22,814
IMAX Corp.†	5,352	110,358

		133,172

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,707	105,154

Multimedia — 0.1%
E.W. Scripps Co., Class A	6,063	131,082
Entravision Communications Corp., Class A	6,363	24,498

		155,580

Networking Products — 0.3%
A10 Networks, Inc.†	6,481	56,255
Calix, Inc.†	5,693	240,757
Extreme Networks, Inc.†	13,084	148,896
Infinera Corp.†	17,746	163,618
Inseego Corp.†	7,577	67,284
NeoPhotonics Corp.†	5,369	50,254
NETGEAR, Inc.†	3,242	120,635

		847,699

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	905	65,893

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	14,415	79,427
Uranium Energy Corp.†	21,088	61,155

		140,582

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	5,274	353,938
Covanta Holding Corp.	12,824	192,873

		546,811

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	18,743	140,010

Office Furnishings-Original — 0.2%
CompX International, Inc.	179	3,444
HNI Corp.	4,613	195,314
Interface, Inc.	6,308	80,995
Kimball International, Inc., Class B	3,899	56,847
Knoll, Inc.	5,418	129,490
Steelcase, Inc., Class A	9,332	128,782

		594,872

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,991	85,723

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	760	61,446
Patterson-UTI Energy, Inc.	19,811	133,922
Transocean, Ltd.†	63,252	203,672

		399,040

Oil Companies-Exploration & Production — 1.0%
Antero Resources Corp.†	26,257	236,838
Berry Corp.	7,324	44,750
Bonanza Creek Energy, Inc.†	2,278	75,379
Brigham Minerals, Inc., Class A	4,587	78,621
CNX Resources Corp.†	23,592	316,605
Comstock Resources, Inc.†	2,642	14,505
Contango Oil & Gas Co.†	12,408	46,406
Earthstone Energy, Inc., Class A†	2,547	17,880
Evolution Petroleum Corp.	3,356	11,108
Falcon Minerals Corp.	4,130	18,337
Goodrich Petroleum Corp.†	998	10,030
Kosmos Energy, Ltd.†	43,605	124,710
Magnolia Oil & Gas Corp., Class A†	13,409	150,985
Matador Resources Co.	11,935	314,010
Ovintiv, Inc.	28,319	677,674
PDC Energy, Inc.†	10,793	394,052
Penn Virginia Corp.†	1,653	22,530
PrimeEnergy Resources Corp.†	56	2,367
Range Resources Corp.†	23,163	227,461
SM Energy Co.	12,345	195,051
Southwestern Energy Co.†	70,010	298,943
Talos Energy, Inc.†	1,484	16,606
Tellurian, Inc.†	18,181	40,271
W&T Offshore, Inc.†	10,197	33,548
Whiting Petroleum Corp.†	130	5,209

		3,373,876

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,779	115,826
Exterran Corp.†	2,819	9,246
US Silica Holdings, Inc.†	7,975	84,934

		210,006

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	237	6,280
CVR Energy, Inc.	3,202	68,171
Delek US Holdings, Inc.	6,758	160,367
Par Pacific Holdings, Inc.†	4,328	65,742
PBF Energy, Inc., Class A†	10,444	148,096
Trecora Resources†	2,613	19,833

		468,489

Oil-Field Services — 0.5%
Archrock, Inc.	14,036	131,096
Bristow Group, Inc.†	701	18,549
ChampionX Corp.†	20,097	422,238
DMC Global, Inc.†	1,573	84,942
Frank’s International NV†	16,760	54,470
Helix Energy Solutions Group, Inc.†	15,432	66,203
Liberty Oilfield Services, Inc., Class A†	8,960	104,832
Matrix Service Co.†	2,838	37,490
MRC Global, Inc.†	8,499	80,061
National Energy Services Reunited Corp.†	2,235	28,362
Newpark Resources, Inc.†	9,711	27,579
NexTier Oilfield Solutions, Inc.†	17,502	62,832
NOW, Inc.†	11,848	116,347
Oceaneering International, Inc.†	10,736	115,412
Oil States International, Inc.†	6,512	36,532
ProPetro Holding Corp.†	8,669	83,483
RPC, Inc.†	6,216	30,210
Select Energy Services, Inc., Class A†	6,374	30,786
Solaris Oilfield Infrastructure, Inc., Class A	3,116	34,089

		1,565,513

Optical Supplies — 0.2%
STAAR Surgical Co.†	4,955	678,885

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,740	58,220
Domtar Corp.†	5,944	234,313
Glatfelter Corp.	4,739	69,758
Neenah, Inc.	1,814	96,450
Schweitzer-Mauduit International, Inc.	3,358	153,360
Verso Corp., Class A	3,388	52,311

		664,412

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	17,404	1,208,708

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,430	429,350

Pharmacy Services — 0.1%
Option Care Health, Inc.†	9,261	176,700

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,372	154,281

Physicians Practice Management — 0.1%
Accolade, Inc.†	3,464	173,720

Pipelines — 0.0%
NextDecade Corp.†	2,273	5,023

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.†	1,714	8,056
CECO Environmental Corp.†	3,350	24,455

		32,511

Poultry — 0.1%
Sanderson Farms, Inc.	2,180	358,675

Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	970	34,183

Precious Metals — 0.2%
Coeur Mining, Inc.†	26,192	211,631
Hecla Mining Co.	56,451	333,626

		545,257

Printing-Commercial — 0.1%
Cimpress PLC†	1,923	183,185
Deluxe Corp.	4,516	198,794
Ennis, Inc.	2,772	57,464
Quad/Graphics, Inc.†	3,595	12,942

		452,385

Private Corrections — 0.0%
CoreCivic, Inc.†	12,938	100,528

Professional Sports — 0.0%
Liberty Media Corp. - Liberty Braves, Series A†	1,084	30,341
Liberty Media Corp. - Liberty Braves, Series C†	3,928	108,766

		139,107

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	5,140	461,366
Genasys, Inc.†	3,599	22,494
ShotSpotter, Inc.†	870	30,398
Vivint Smart Home, Inc.†	8,644	103,555

		617,813

Publishing-Books — 0.1%
Gannett Co, Inc.†	14,395	65,353
Houghton Mifflin Harcourt Co.†	11,416	103,657
Scholastic Corp.	3,142	95,297

		264,307

Publishing-Newspapers — 0.2%
TEGNA, Inc.	23,729	476,004
Tribune Publishing Co.†	1,688	29,438

		505,442

Publishing-Periodicals — 0.0%
Meredith Corp.†	4,289	133,388
Value Line, Inc.	111	3,390

		136,778

Quarrying — 0.1%
Compass Minerals International, Inc.	3,695	250,964

Racetracks — 0.7%
Churchill Downs, Inc.	4,111	869,477
Penn National Gaming, Inc.†	16,854	1,502,028

		2,371,505

Radio — 0.1%
Entercom Communications Corp.†	12,685	61,395
iHeartMedia, Inc., Class A†	6,610	126,516
Saga Communications, Inc., Class A†	410	9,237

		197,148

Real Estate Investment Trusts — 6.1%
Acadia Realty Trust	9,175	191,666
Agree Realty Corp.	6,737	474,015
Alexander & Baldwin, Inc.	7,797	142,919
Alexander’s, Inc.	232	64,320
Alpine Income Property Trust, Inc.	724	13,184
American Assets Trust, Inc.	5,444	190,812
American Finance Trust, Inc.	11,811	118,228
Apollo Commercial Real Estate Finance, Inc.	15,249	231,937
Arbor Realty Trust, Inc.	12,484	220,717
Ares Commercial Real Estate Corp.	3,327	49,107
Armada Hoffler Properties, Inc.	6,223	84,819
ARMOUR Residential REIT, Inc.	6,923	86,053
Blackstone Mtg. Trust, Inc., Class A	15,071	489,657
Bluerock Residential Growth REIT, Inc.	2,393	22,686
Broadmark Realty Capital, Inc.	13,917	150,025
Broadstone Net Lease, Inc.	3,838	77,451
BRT Apartments Corp.	1,139	21,447
Capstead Mtg. Corp.	10,311	66,815
CareTrust REIT, Inc.	10,335	249,900
CatchMark Timber Trust, Inc., Class A	5,272	61,313
Centerspace	1,407	99,039
Chatham Lodging Trust†	5,014	69,544
Cherry Hill Mtg. Investment Corp.	1,644	16,637
Chimera Investment Corp.	20,763	272,826
CIM Commercial Trust Corp.	1,218	13,642
City Office REIT, Inc.	4,631	50,617
Clipper Realty, Inc.	1,607	13,226
Colony Capital, Inc.†	51,951	363,657
Colony Credit Real Estate, Inc.	9,094	79,027
Columbia Property Trust, Inc.	12,388	223,108
Community Healthcare Trust, Inc.	2,410	122,717
CorEnergy Infrastructure Trust, Inc.	1,485	8,999
CorePoint Lodging, Inc.†	4,247	42,428
CTO Realty Growth, Inc.	645	34,185
DiamondRock Hospitality Co.†	21,605	225,124
Diversified Healthcare Trust	25,654	113,262
Dynex Capital, Inc.	2,755	55,651
Easterly Government Properties, Inc.	8,824	189,098
EastGroup Properties, Inc.	4,234	671,766
Ellington Financial, Inc.	4,464	80,084
Ellington Residential Mtg. REIT	975	12,129
Essential Properties Realty Trust, Inc.	11,247	294,559
Farmland Partners, Inc.	2,776	37,004
Four Corners Property Trust, Inc.	7,950	229,517
Franklin Street Properties Corp.	11,236	59,326
GEO Group, Inc.	12,743	70,214
Getty Realty Corp.	3,776	119,246
Gladstone Commercial Corp.	3,639	76,565
Gladstone Land Corp.	2,317	48,634
Global Medical REIT, Inc.	4,754	68,267
Global Net Lease, Inc.	9,753	187,258
Granite Point Mtg. Trust, Inc.	5,907	78,209
Great Ajax Corp.	2,238	27,326
Healthcare Realty Trust, Inc.	15,139	486,870
Hersha Hospitality Trust†	3,682	42,564
Independence Realty Trust, Inc.	11,020	185,577
INDUS Realty Trust, Inc.	357	22,313
Industrial Logistics Properties Trust	7,023	174,170
Innovative Industrial Properties, Inc.	2,536	464,418
Invesco Mtg. Capital, Inc.	25,148	98,077
iStar, Inc.	7,764	143,712
Kite Realty Group Trust	8,984	186,957
KKR Real Estate Finance Trust, Inc.	3,090	65,199
Ladder Capital Corp.	11,434	135,950
Lexington Realty Trust	29,588	362,157
LTC Properties, Inc.	4,206	178,881
Macerich Co.	16,211	223,550
Mack-Cali Realty Corp.	9,391	153,637
MFA Financial, Inc.	49,091	216,000
Monmouth Real Estate Investment Corp.	10,270	189,790
National Health Investors, Inc.	4,710	345,761
National Storage Affiliates Trust	6,775	307,856
NETSTREIT Corp.	2,400	49,992
New Senior Investment Group, Inc.	8,865	58,686
New York Mtg. Trust, Inc.	40,979	188,094
NexPoint Residential Trust, Inc.	2,393	120,033
Office Properties Income Trust	5,174	143,579
One Liberty Properties, Inc.	1,733	43,100
Orchid Island Capital, Inc.	9,249	50,870
Pebblebrook Hotel Trust	14,080	336,230
PennyMac Mtg. Investment Trust	10,611	212,751
Physicians Realty Trust	22,578	422,886
Piedmont Office Realty Trust, Inc., Class A	13,426	249,992
Plymouth Industrial REIT, Inc.	2,653	49,452
PotlatchDeltic Corp.	7,089	420,803
Preferred Apartment Communities, Inc., Class A	5,145	52,479
PS Business Parks, Inc.	2,175	353,155
QTS Realty Trust, Inc., Class A	6,934	461,042
Ready Capital Corp.	6,427	93,256
Redwood Trust, Inc.	12,120	134,653
Retail Opportunity Investments Corp.	12,515	220,264
Retail Properties of America, Inc., Class A	23,199	272,124
Retail Value, Inc.	1,775	33,068
RLJ Lodging Trust	17,757	286,598
RPT Realty	8,728	110,933
Ryman Hospitality Properties, Inc.†	5,458	429,272
Sabra Health Care REIT, Inc.	22,223	403,792
Safehold, Inc.	1,945	137,531
Saul Centers, Inc.	1,291	55,745
Seritage Growth Properties, Class A†	3,682	63,330
Service Properties Trust	17,736	218,419
SITE Centers Corp.	16,567	244,363
STAG Industrial, Inc.	17,271	630,564
Summit Hotel Properties, Inc.†	11,185	113,751
Sunstone Hotel Investors, Inc.†	23,253	306,009
Tanger Factory Outlet Centers, Inc.	9,796	170,940
Terreno Realty Corp.	7,315	471,964
TPG RE Finance Trust, Inc.	6,490	80,865
Two Harbors Investment Corp.	29,629	231,106

UMH Properties, Inc.	4,017	86,486
Uniti Group, Inc.	20,905	238,317
Universal Health Realty Income Trust	1,388	92,927
Urban Edge Properties	12,554	236,643
Urstadt Biddle Properties, Inc., Class A	3,217	58,453
Washington Real Estate Investment Trust	9,152	212,509
Western Asset Mtg. Capital Corp.	6,438	20,344
Whitestone REIT	4,309	42,099
Xenia Hotels & Resorts, Inc.†	12,256	238,134

		20,191,004

Real Estate Management/Services — 0.5%
Cushman & Wakefield PLC†	11,955	203,235
eXp World Holdings, Inc.†	5,379	184,822
Fathom Holdings, Inc.†	517	17,733
Marcus & Millichap, Inc.†	2,519	88,971
Newmark Group, Inc., Class A	15,673	168,485
RE/MAX Holdings, Inc., Class A	1,972	72,432
Realogy Holdings Corp.†	12,401	214,289
Redfin Corp.†	10,786	763,433
RMR Group, Inc., Class A	1,645	65,109

		1,778,509

Real Estate Operations & Development — 0.2%
Alset EHome International, Inc.†	236	2,513
American Realty Investors, Inc.†	118	918
FRP Holdings, Inc.†	702	35,634
Kennedy-Wilson Holdings, Inc.	13,063	268,445
Legacy Housing Corp.†	876	15,645
Maui Land & Pineapple Co., Inc.†	729	8,223
McGrath RentCorp	2,609	213,886
St. Joe Co.	3,555	162,784
Stratus Properties, Inc.†	636	22,355
Transcontinental Realty Investors, Inc.†	147	2,971

		733,374

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†	4,887	52,071

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,549	154,524
Malibu Boats, Inc., Class A†	2,245	187,143
Marine Products Corp.	776	13,471
MasterCraft Boat Holdings, Inc.†	2,004	56,833
OneWater Marine, Inc., Class A†	1,100	56,353

		468,324

Recycling — 0.1%
Harsco Corp.†	8,458	151,652

Rental Auto/Equipment — 0.5%
Aaron’s Co., Inc.	3,647	112,656
Alta Equipment Group, Inc.†	1,874	24,081
Avis Budget Group, Inc.†	5,695	510,329
CAI International, Inc.	1,800	76,590
Custom Truck One Source, Inc.†	1,434	14,713
Herc Holdings, Inc.†	2,632	277,939
Rent-A-Center, Inc.	5,243	301,735
Textainer Group Holdings, Ltd.†	5,341	136,836
Triton International, Ltd.	6,537	327,961

		1,782,840

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.†	4,380	778,019
SeaWorld Entertainment, Inc.†	5,497	301,016

		1,079,035

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	6,741	252,720
American Eagle Outfitters, Inc.	16,313	563,940
Boot Barn Holdings, Inc.†	3,088	217,828
Buckle, Inc.	3,135	131,482
Caleres, Inc.	3,911	91,165
Cato Corp., Class A†	2,189	29,333
Chico’s FAS, Inc.†	12,855	38,565
Children’s Place, Inc.†	1,530	119,875
Designer Brands, Inc., Class A†	6,669	118,041
Duluth Holdings, Inc., Class B†	1,197	18,518
Express, Inc.†	6,877	20,975
Genesco, Inc.†	1,564	78,200
Guess?, Inc.	4,300	116,272
Shoe Carnival, Inc.	1,006	60,310
Tilly’s, Inc., Class A†	2,400	28,944
Vera Bradley, Inc.†	2,217	24,609
Winmark Corp.	325	62,585

		1,973,362

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,889	38,233

Retail-Automobile — 0.7%
America’s Car-Mart, Inc.†	663	100,000
Asbury Automotive Group, Inc.†	2,084	413,903
Group 1 Automotive, Inc.	1,884	309,277
Lithia Motors, Inc., Class A	2,812	1,080,877
Rush Enterprises, Inc., Class A	4,482	221,232
Rush Enterprises, Inc., Class B	710	31,091
Sonic Automotive, Inc., Class A	2,526	124,633

		2,281,013

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	13,140	332,705

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	2,234	40,726
At Home Group, Inc.†	5,868	185,311
Beacon Roofing Supply, Inc.†	5,907	332,741
GMS, Inc.†	4,504	196,870

		755,648

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,193	54,103

Retail-Discount — 0.3%
Big Lots, Inc.	4,016	276,863
BJ’s Wholesale Club Holdings, Inc.†	14,813	661,697
Citi Trends, Inc.†	1,027	107,424

		1,045,984

Retail-Drug Store — 0.1%
OptimizeRx Corp.†	1,765	89,062
Rite Aid Corp.†	5,922	103,753

		192,815

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,089	74,043

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	4,401	191,884

Retail-Hair Salons — 0.0%
Regis Corp.†	2,546	32,945

Retail-Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.	1,770	82,252
La-Z-Boy, Inc.	4,820	214,297
RH†	1,706	1,173,762

		1,470,311

Retail-Jewelry — 0.1%
Envela Corp.†	836	3,244
Movado Group, Inc.	1,700	53,329
Signet Jewelers, Ltd.†	5,642	337,109

		393,682

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,300	130,640

Retail-Misc./Diversified — 0.5%
Container Store Group, Inc.†	3,431	48,343
Gaia, Inc.†	1,309	13,797
GameStop Corp., Class A†	6,186	1,073,828
PriceSmart, Inc.	2,460	206,738
Sally Beauty Holdings, Inc.†	12,202	244,894

		1,587,600

Retail-Office Supplies — 0.1%
ODP Corp.†	5,743	232,190

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	4,400	316,932

Retail-Pet Food & Supplies — 0.3%
Freshpet, Inc.†	4,408	814,687
PetMed Express, Inc.	2,114	62,204

		876,891

Retail-Petroleum Products — 0.2%
Clean Energy Fuels Corp.†	14,056	154,616
Murphy USA, Inc.	2,786	388,368
World Fuel Services Corp.	6,759	209,056

		752,040

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	765	75,666
Macy’s, Inc.†	33,780	560,073

		635,739

Retail-Restaurants — 1.5%
Biglari Holdings, Inc., Class A†	8	5,162
Biglari Holdings, Inc., Class B†	100	13,306
BJ’s Restaurants, Inc.†	2,386	145,522
Bloomin’ Brands, Inc.†	9,469	299,220
Brinker International, Inc.†	4,904	329,206
Carrols Restaurant Group, Inc.†	3,773	22,223
Cheesecake Factory, Inc.†	4,585	286,975
Chuy’s Holdings, Inc.†	2,121	103,632
Cracker Barrel Old Country Store, Inc.	2,565	429,561
Dave & Buster’s Entertainment, Inc.†	4,779	218,209
Del Taco Restaurants, Inc.	3,226	36,776
Denny’s Corp.†	6,718	127,239
Dine Brands Global, Inc.†	1,683	162,662
El Pollo Loco Holdings, Inc.†	2,013	34,100
Fiesta Restaurant Group, Inc.†	1,947	28,699
Jack in the Box, Inc.	2,483	299,574
Kura Sushi USA, Inc., Class A†	364	13,108
Noodles & Co.†	3,379	40,835
Papa John’s International, Inc.	3,540	342,389
Red Robin Gourmet Burgers, Inc.†	1,673	60,830
Ruth’s Hospitality Group, Inc.†	3,505	91,516
Shake Shack, Inc., Class A†	3,795	412,706
Texas Roadhouse, Inc.†	7,106	760,484
Waitr Holdings, Inc.†	9,053	22,270
Wingstop, Inc.	3,205	507,704

		4,793,908

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	3,250	100,133
Hibbett Sports, Inc.†	1,784	141,739
Sportsman’s Warehouse Holdings, Inc.†	4,627	81,250
Zumiez, Inc.†	2,263	97,241

		420,363

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,702	438,668

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	19,864	129,911
Five Star Senior Living, Inc.†	2,043	10,644

		140,555

Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,452	310,710
Goodyear Tire & Rubber Co.†	25,007	430,370

		741,080

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	3,877	87,465
Raven Industries, Inc.	3,856	156,631
Trinseo SA	4,139	256,245

		500,341

Satellite Telecom — 0.2%
Gogo, Inc.†	5,968	62,187
Iridium Communications, Inc.†	12,918	490,755
KVH Industries, Inc.†	1,786	23,914
Loral Space & Communications, Inc.	1,389	55,741

		632,597

Savings & Loans/Thrifts — 1.0%
Axos Financial, Inc.†	6,188	279,388
Banc of California, Inc.	4,829	86,439
BankFinancial Corp.	1,431	14,911

Berkshire Hills Bancorp, Inc.	4,897	108,664
Brookline Bancorp, Inc.	8,387	135,031
Capitol Federal Financial, Inc.	14,093	182,152
Community Bankers Trust Corp.	2,355	19,735
Eagle Bancorp Montana, Inc.	681	15,929
ESSA Bancorp, Inc.	972	15,085
First Capital, Inc.	352	15,868
First Savings Financial Group, Inc.	202	13,898
Flushing Financial Corp.	3,182	74,045
FS Bancorp, Inc.	406	27,750
Greene County Bancorp, Inc.	329	8,360
Hingham Institution for Savings	153	46,533
Home Bancorp, Inc.	808	30,656
HomeTrust Bancshares, Inc.	1,658	45,429
Investors Bancorp, Inc.	24,949	365,253
Meridian Bancorp, Inc.	5,061	111,899
Northfield Bancorp, Inc.	5,070	82,033
Northwest Bancshares, Inc.	12,680	178,027
OceanFirst Financial Corp.	6,416	146,670
Oconee Federal Financial Corp.	111	2,606
Pacific Premier Bancorp, Inc.	8,649	380,815
Provident Financial Holdings, Inc.	648	10,537
Provident Financial Services, Inc.	7,674	180,876
Prudential Bancorp, Inc.	747	10,346
Riverview Bancorp, Inc.	2,285	15,744
Southern Missouri Bancorp, Inc.	820	34,350
Territorial Bancorp, Inc.	848	21,327
Timberland Bancorp, Inc.	805	22,653
Washington Federal, Inc.	8,167	265,836
Waterstone Financial, Inc.	2,352	46,334
WSFS Financial Corp.	5,118	261,479

		3,256,658

Schools — 0.3%
Adtalem Global Education, Inc.†	5,450	186,989
American Public Education, Inc.†	1,560	47,518
Aspen Group, Inc.†	2,409	11,491
Laureate Education, Inc., Class A†	11,633	159,954
Perdoceo Education Corp.†	7,488	87,310
Strategic Education, Inc.	2,611	195,982
Stride, Inc.†	4,375	125,256
Universal Technical Institute, Inc.†	3,477	19,575

		834,075

Security Services — 0.1%
Brink’s Co.	5,323	425,414

Semiconductor Components-Integrated Circuits — 0.2%
MaxLinear, Inc.†	7,415	266,866
Power Integrations, Inc.	6,377	528,079

		794,945

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	3,599	149,466
Brooks Automation, Inc.	7,857	796,150
CMC Materials, Inc.	3,140	575,970
Cohu, Inc.†	4,554	182,205
FormFactor, Inc.†	8,352	326,981
Onto Innovation, Inc.†	5,131	351,576
Ultra Clean Holdings, Inc.†	4,339	221,593
Veeco Instruments, Inc.†	5,262	121,079

		2,725,020

Silver Mining — 0.0%
Gatos Silver, Inc.†	2,556	29,343
Pan American Silver Corp. CVR†	29,003	25,523

		54,866

Software Tools — 0.2%
Digital Turbine, Inc.†	9,109	687,092

Steel Pipe & Tube — 0.3%
Advanced Drainage Systems, Inc.	6,093	680,344
Northwest Pipe Co.†	1,040	34,601
Omega Flex, Inc.	314	49,926
TimkenSteel Corp.†	4,863	58,453

		823,324

Steel-Producers — 0.7%
Carpenter Technology Corp.	5,136	194,501
Cleveland-Cliffs, Inc.	48,571	867,478
Commercial Metals Co.	12,865	375,915
Schnitzer Steel Industries, Inc., Class A	2,828	133,510
United States Steel Corp.	28,220	649,342

		2,220,746

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	13,726	319,267

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,911	47,944

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,348	49,416

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,209	41,529

Telecom Services — 0.2%
ATN International, Inc.	1,211	55,197
Consolidated Communications Holdings, Inc.†	7,869	56,657
GTT Communications, Inc.†	3,445	5,546
HC2 Holdings, Inc.†	5,354	22,487
Ooma, Inc.†	2,310	38,184
ORBCOMM, Inc.†	8,007	91,760
Spok Holdings, Inc.	1,914	19,657
Vonage Holdings Corp.†	25,354	343,547

		633,035

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	5,173	88,407
Cambium Networks Corp.†	876	52,560
DZS, Inc.†	1,570	23,581
Harmonic, Inc.†	10,390	81,250
PCTEL, Inc.	1,932	12,906
Plantronics, Inc.†	3,745	149,763
Preformed Line Products Co.	326	21,581
Viavi Solutions, Inc.†	24,718	404,386

		834,434

Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	5,668	18,761
Cincinnati Bell, Inc.†	5,422	83,662
IDT Corp., Class B†	2,144	51,477
Shenandoah Telecommunications Co.	5,212	246,319

		400,219

Television — 0.2%
AMC Networks, Inc., Class A†	3,075	154,611
Gray Television, Inc.	9,392	190,845
Sinclair Broadcast Group, Inc., Class A	4,778	155,142

		500,598

Textile-Apparel — 0.0%
Unifi, Inc.†	1,485	40,140

Theaters — 0.2%
AMC Entertainment Holdings, Inc., Class A†	40,997	411,200
Cinemark Holdings, Inc.†	11,563	245,136

		656,336

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	15,490	49,413
Anika Therapeutics, Inc.†	1,510	60,672
CorMedix, Inc.†	3,522	30,430
Fennec Pharmaceuticals, Inc.†	2,354	14,712
Flexion Therapeutics, Inc.†	4,735	36,744
G1 Therapeutics, Inc.†	3,689	77,727
La Jolla Pharmaceutical Co.†	1,949	8,654
MannKind Corp.†	24,501	111,970
Recro Pharma, Inc.†	2,096	5,596

		395,918

Tobacco — 0.1%
Greenlane Holdings, Inc., Class A†	1,112	4,893
Turning Point Brands, Inc.	1,283	62,636
Universal Corp.	2,628	147,773
Vector Group, Ltd.	15,106	197,133

		412,435

Toys — 0.0%
Funko, Inc., Class A†	2,638	56,823

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,567	52,516

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	4,271	14,265

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,359	167,369
Atlas Air Worldwide Holdings, Inc.†	2,784	189,061

		356,430

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,767	368,073
General Finance Corp.†	1,118	21,220
Greenbrier Cos., Inc.	3,487	164,726
Willis Lease Finance Corp.†	317	13,574

		567,593

Transport-Marine — 0.3%
Ardmore Shipping Corp.†	3,628	14,222
Costamare, Inc.	5,468	57,523
DHT Holdings, Inc.	12,059	71,148
Diamond S Shipping, Inc.†	2,960	29,156
Dorian LPG, Ltd.†	3,988	53,001
Eagle Bulk Shipping, Inc.†	699	30,295
Eneti, Inc.	910	18,300
Frontline, Ltd.	12,758	97,471
Genco Shipping & Trading, Ltd.	1,851	28,394
Golar LNG, Ltd.†	11,068	127,061
International Seaways, Inc.	2,597	45,915
Nordic American Tankers, Ltd.	15,941	52,765
Overseas Shipholding Group, Inc., Class A†	7,140	15,779
Pangaea Logistics Solutions, Ltd.	1,144	4,416
Safe Bulkers, Inc.†	5,612	20,147
Scorpio Tankers, Inc.	5,471	99,244
SFL Corp., Ltd.	10,230	79,385
Tidewater, Inc.†	4,371	53,588

		897,810

Transport-Services — 0.4%
CryoPort, Inc.†	4,316	244,156
Echo Global Logistics, Inc.†	2,834	92,672
Forward Air Corp.	2,959	261,250
Hub Group, Inc., Class A†	3,543	232,846
Matson, Inc.	4,628	302,347
Radiant Logistics, Inc.†	4,231	28,263
Universal Logistics Holdings, Inc.	830	20,759

		1,182,293

Transport-Truck — 0.5%
ArcBest Corp.	2,725	198,271
Covenant Logistics Group, Inc.†	1,260	27,103
Daseke, Inc.†	4,927	37,396
Heartland Express, Inc.	5,267	97,914
Marten Transport, Ltd.	6,402	107,041
P.A.M. Transportation Services, Inc.†	195	11,294
Saia, Inc.†	2,843	666,683
US Xpress Enterprises, Inc., Class A†	2,396	24,535
Werner Enterprises, Inc.	6,481	299,617

		1,469,854

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,862	39,782

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	2,137	13,164

Veterinary Diagnostics — 0.0%
Heska Corp.†	753	137,535

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†	1,118	5,568
LifeVantage Corp.†	1,467	11,927
Nature’s Sunshine Products, Inc.	959	19,957
USANA Health Sciences, Inc.†	1,251	112,577

		150,029

Water — 0.4%
American States Water Co.	3,989	315,889
Artesian Resources Corp., Class A	870	35,192
California Water Service Group	5,346	314,077
Consolidated Water Co., Ltd.	1,568	18,455
Global Water Resources, Inc.	1,384	23,597

Middlesex Water Co.	1,845	151,327
SJW Group	2,854	187,080
Vidler Water Resouces, Inc.†	1,803	16,317
York Water Co.	1,405	72,554

		1,134,488

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,342	92,050
Pure Cycle Corp.†	2,100	32,067

		124,117

Web Hosting/Design — 0.2%
Q2 Holdings, Inc.†	5,446	566,493

Wire & Cable Products — 0.1%
Belden, Inc.	4,774	206,618
Encore Wire Corp.	2,204	164,595
Insteel Industries, Inc.	2,007	76,527

		447,740

Wireless Equipment — 0.2%
Anterix, Inc.†	1,205	57,021
CalAmp Corp.†	3,698	50,847
Casa Systems, Inc.†	3,428	26,893
InterDigital, Inc.	3,330	231,169
Maxar Technologies, Inc.	7,697	298,720
Powerfleet, Inc.†	3,514	26,566
Resonant, Inc.†	5,504	17,998
Ribbon Communications, Inc.†	7,372	49,761

		758,975

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,128	97,999
ViewRay, Inc.†	13,069	62,862

		160,861

Total Common Stocks (cost $219,583,111)		310,874,421

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 2000 ETF (cost $4,104,545)	18,300	4,115,487

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A Expires 09/01/2024†	538	1,942
Whiting Petroleum Corp., Series B Expires 09/01/2025†	269	834

Total Warrants (cost $0)		2,776

Total Long-Term Investment Securities (cost $223,687,656)		314,992,684

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.05% due 04/21/2022(2)	$10,000	9,995
0.15% due 06/17/2021(2)	350,000	349,996

Total Short-Term Investment Securities (cost $359,926)		359,991

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $5,073,000 and collateralized by $4,727,100 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $5,174,507 (cost $5,073,000)	5,073,000	5,073,000

TOTAL INVESTMENTS (cost $229,120,582)	97.0%	320,425,675
Other assets less liabilities	3.0	10,064,632

NET ASSETS	100.0%	$330,490,307

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $322,004 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
52	Long	E-Mini Russell 2000 Index	June 2021	$5,933,751	$5,879,900	$(53,851)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net  assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$445,540	$—	$1,215	$446,755
Medical-Biomedical/Gene	27,343,973	—	6,803	27,350,776
Medical-Drugs	5,371,094	—	0	5,371,094
Other Industries	277,705,796	—	—	277,705,796
Exchange-Traded Funds	4,115,487	—	—	4,115,487
Warrants	2,776	—	—	2,776
Short-Term Investment Securities	—	359,991	—	359,991
Repurchase Agreements	—	5,073,000	—	5,073,000

Total Investments at Value	$314,984,666	$5,432,991	$8,018	$320,425,675

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$53,851	$—	$—	$53,851

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 78.3%
Advertising Agencies — 0.1%
WPP PLC	40,202	$541,474

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	3,238	276,122
Trade Desk, Inc., Class A†	247	180,140

		456,262

Aerospace/Defense — 0.2%
Boeing Co.†	1,270	297,574
Northrop Grumman Corp.	1,470	521,027
Spirit AeroSystems Holdings, Inc., Class A	1,855	84,755
Teledyne Technologies, Inc.†	458	205,069
TransDigm Group, Inc.†	39	23,936

		1,132,361

Aerospace/Defense-Equipment — 0.3%
HEICO Corp., Class A	453	57,205
Howmet Aerospace, Inc.†	6,847	218,830
L3Harris Technologies, Inc.	915	191,446
Meggitt PLC†	82,420	530,232
Safran SA†	2,571	383,728

		1,381,441

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	706	34,333
Intrepid Potash, Inc.†	600	19,296

		53,629

Agricultural Operations — 0.0%
Bunge, Ltd.	1,030	86,952
Cadiz, Inc.†	2,872	33,459

		120,411

Airlines — 0.2%
Hawaiian Holdings, Inc.†	2,685	67,420
SkyWest, Inc.†	270	13,408
Southwest Airlines Co.†	9,718	610,096
Spirit Airlines, Inc.†	230	8,239
United Airlines Holdings, Inc.†	2,230	121,312

		820,475

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	700	38,556
Kering SA	554	443,784
Oxford Industries, Inc.	380	34,667
Samsonite International SA†*	81,900	151,635
VF Corp.	2,104	184,437

		853,079

Appliances — 0.0%
iRobot Corp.†	249	27,091

Applications Software — 4.0%
Appfolio, Inc., Class A†	430	62,191
CDK Global, Inc.	1,400	75,026
Cerence, Inc.†	593	57,171
Concentrix Corp.†	384	59,666
Five9, Inc.†	720	135,339
Intuit, Inc.	4,311	1,776,822
Microsoft Corp.	59,718	15,059,685
Nuance Communications, Inc.†	1,970	104,745
Phreesia, Inc.†	300	15,525
Qumu Corp.†	1,400	7,700
Roper Technologies, Inc.	3,596	1,605,398
ServiceNow, Inc.†	2,509	1,270,482
Smartsheet, Inc., Class A†	1,110	65,823

		20,295,573

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	1,212	119,200

Athletic Footwear — 0.2%
NIKE, Inc., Class B	8,347	1,106,979

Audio/Video Products — 0.2%
Kopin Corp.†	700	5,754
Panasonic Corp.	32,900	388,327
Sony Group Corp.	5,800	580,490

		974,571

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	828	176,687
General Motors Co.†	14,863	850,461
Honda Motor Co., Ltd.	6,700	198,245
Suzuki Motor Corp.	7,600	288,710
Tesla, Inc.†	766	543,431
Toyota Motor Corp.	12,800	959,845

		3,017,379

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	2,241	564,822
PACCAR, Inc.	5,496	493,980

		1,058,802

Auto/Truck Parts & Equipment-Original — 0.5%
Adient PLC†	680	31,511
American Axle & Manufacturing Holdings, Inc.†	1,000	9,280
Aptiv PLC†	1,422	204,612
Autoliv, Inc.†	602	60,598
Autoliv, Inc. SDR†	3,449	347,967
Cooper-Standard Holdings, Inc.†	430	12,487
Denso Corp.	5,300	342,584
Dorman Products, Inc.†	735	72,897
Lear Corp.	486	89,346
Magna International, Inc.	10,261	968,844
Stanley Electric Co., Ltd.	9,900	283,705
Tenneco, Inc., Class A†	2,200	22,154
Veoneer, Inc.†	1,612	36,915

		2,482,900

Auto/Truck Parts & Equipment-Replacement — 0.0%
Citius Pharmaceuticals, Inc.†	10,400	22,880
Standard Motor Products, Inc.	910	38,975

		61,855

Banks-Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd.	18,938	419,745
BankUnited, Inc.	2,262	105,432
Citizens Financial Group, Inc.	5,354	247,783
Commerce Bancshares, Inc.	1,143	88,937
Cullen/Frost Bankers, Inc.	670	80,440
DBS Group Holdings, Ltd.	13,200	296,862
DNB ASA	40,164	862,921
East West Bancorp, Inc.	1,891	144,000
Erste Group Bank AG†	8,256	293,693
Farmers & Merchants Bancorp, Inc.	1,260	29,610

First Financial Bankshares, Inc.	1,750	85,890
First Interstate BancSystem, Inc., Class A	1,310	61,531
FNB Corp.	5,830	75,149
Glacier Bancorp, Inc.	1,260	74,277
Hilltop Holdings, Inc.	380	13,376
Home BancShares, Inc.	3,370	93,787
ING Groep NV	52,255	668,070
Intesa Sanpaolo SpA†	105,132	294,091
Meta Financial Group, Inc.	1,372	67,585
National Bank of Canada	10,442	759,140
PacWest Bancorp	2,440	105,920
Pinnacle Financial Partners, Inc.	1,264	110,777
Popular, Inc.	1,370	101,325
Prosperity Bancshares, Inc.	839	61,549
Signature Bank	1,064	267,607
Standard Chartered PLC	22,597	162,192
Sumitomo Mitsui Trust Holdings, Inc.	7,600	258,867
Svenska Handelsbanken AB, Class A	42,849	497,043
TCF Financial Corp.	1,106	50,345
United Bankshares, Inc.	1,423	55,881
United Overseas Bank, Ltd.	23,500	469,770
Webster Financial Corp.	1,958	103,598
Western Alliance Bancorp	1,550	162,859

		7,170,052

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp.	1,294	64,545
State Street Corp.	275	23,086

		87,631

Banks-Super Regional — 1.2%
Fifth Third Bancorp	10,909	442,251
Huntington Bancshares, Inc.	20,809	318,794
PNC Financial Services Group, Inc.	6,425	1,201,154
Wells Fargo & Co.	86,547	3,898,942

		5,861,141

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,200	59,160
EnerSys	1,010	92,496

		151,656

Beverages-Non-alcoholic — 0.6%
Celsius Holdings, Inc.†	420	24,066
Coca-Cola Co.	24,425	1,318,461
Keurig Dr Pepper, Inc.	6,820	244,497
Monster Beverage Corp.†	1,118	108,502
National Beverage Corp.	130	6,317
PepsiCo, Inc.	9,439	1,360,726

		3,062,569

Beverages-Wine/Spirits — 0.2%
Diageo PLC	19,438	872,589

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	82	99,752
Kirin Holdings Co., Ltd.	11,400	213,948

		313,700

Broadcast Services/Program — 0.0%
Liberty Media Corp.—Liberty Formula One, Series C†	897	42,105
MSG Networks, Inc., Class A†	1,540	24,440

		66,545

Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.†	528	48,502
Summit Materials, Inc., Class A†	700	20,153
Trex Co., Inc.†	1,310	141,467

		210,122

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	115,638

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	2,581	160,899
Lennox International, Inc.	252	84,506

		245,405

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	289	102,051
MDU Resources Group, Inc.	2,400	80,304
US Concrete, Inc.†	570	36,144
Vulcan Materials Co.	1,050	187,152

		405,651

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	12,647
Cornerstone Building Brands, Inc.†	920	12,935
Griffon Corp.	2,410	65,359
JELD-WEN Holding, Inc.†	300	8,751
Masonite International Corp.†	770	97,244

		196,936

Building-Heavy Construction — 0.0%
Aegion Corp.†	2,720	81,872
Dycom Industries, Inc.†	891	83,585

		165,457

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,700	95,497
Hovnanian Enterprises, Inc., Class A†	120	15,911
KB Home	1,190	57,394
NVR, Inc.†	22	110,398
Persimmon PLC	9,966	430,912
Taylor Morrison Home Corp.†	300	9,363

		719,475

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	931	33,804
Cable One, Inc.	41	73,390
Charter Communications, Inc., Class A†	466	313,828
Comcast Corp., Class A	42,119	2,364,982
DISH Network Corp., Class A†	423	18,946
Liberty Broadband Corp., Class C†	2,250	366,120
Liberty Global PLC, Class A†	888	23,887
Liberty Global PLC, Class C†	378	10,229
Sirius XM Holdings, Inc.	4,540	27,694

		3,232,880

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	6,716	411,422
MGM Resorts International	2,521	102,655
Wynn Resorts, Ltd.†	1,166	149,715

		663,792

Casino Services — 0.0%
Scientific Games Corp.†	830	48,572

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,387	315,394
Vodafone Group PLC ADR	24,665	467,402

		782,796

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	38,900	409,423
BASF SE	5,839	470,911
Celanese Corp.	233	36,499
Covestro AG*	5,307	347,219
Johnson Matthey PLC	13,195	592,099
Koppers Holdings, Inc.†	560	18,614
PPG Industries, Inc.	6,044	1,034,975
Tosoh Corp.	3,700	65,566
Westlake Chemical Corp.	307	28,824

		3,004,130

Chemicals-Specialty — 0.3%
Albemarle Corp.	263	44,229
Amyris, Inc.†	800	11,648
Chemours Co.	2,760	83,352
Ecolab, Inc.	303	67,908
Element Solutions, Inc.	4,820	105,462
International Flavors & Fragrances, Inc.	2,891	411,013
Kraton Corp.†	450	16,092
Minerals Technologies, Inc.	1,068	83,454
NewMarket Corp.	39	13,517
Rogers Corp.†	373	73,048
Sensient Technologies Corp.	374	30,758
Tronox Holdings PLC, Class A	600	12,720
Umicore SA	6,920	420,493
Valvoline, Inc.	3,280	102,992

		1,476,686

Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,960	29,400

Coal — 0.0%
SunCoke Energy, Inc.	2,800	18,900

Coatings/Paint — 0.5%
Akzo Nobel NV	4,475	537,380
Axalta Coating Systems, Ltd.†	1,840	58,678
RPM International, Inc.	5,612	532,242
Sherwin-Williams Co.	4,556	1,247,752

		2,376,052

Commercial Services — 0.3%
Amadeus IT Group SA†	3,157	214,979
Cintas Corp.	846	291,988
CoStar Group, Inc.†	608	519,494
John Wiley & Sons, Inc., Class A	720	40,997
LiveRamp Holdings, Inc.†	930	45,551
Macquarie Infrastructure Corp.	1,057	35,209
TechnoPro Holdings, Inc.	4,700	345,581

		1,493,799

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	2,448	457,752
Equifax, Inc.	3,823	876,346
Euronet Worldwide, Inc.†	399	57,229
FleetCor Technologies, Inc.†	874	251,467
Global Payments, Inc.	8,014	1,720,045
Green Dot Corp., Class A†	1,090	49,878
PayPal Holdings, Inc.†	6,636	1,740,556
S&P Global, Inc.	2,755	1,075,525
Square, Inc., Class A†	1,739	425,742
TransUnion	1,370	143,288
WEX, Inc.†	125	25,651

		6,823,479

Communications Software — 0.2%
8x8, Inc.†	1,710	56,242
RingCentral, Inc., Class A†	401	127,899
Zoom Video Communications, Inc., Class A†	2,216	708,167

		892,308

Computer Aided Design — 0.1%
Synopsys, Inc.†	1,976	488,191

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,005	209,553
Fortinet, Inc.†	965	197,082
Qualys, Inc.†	890	90,210
Zscaler, Inc.†	85	15,949

		512,794

Computer Services — 0.7%
Accenture PLC, Class A	5,949	1,725,031
Cognizant Technology Solutions Corp., Class A	2,689	216,195
EPAM Systems, Inc.†	252	115,353
Leidos Holdings, Inc.	1,556	157,592
NTT Data Corp.	40,800	634,344
Science Applications International Corp.	630	56,335
Sykes Enterprises, Inc.†	2,090	91,605
Teleperformance	1,011	390,408

		3,386,863

Computer Software — 0.4%
Bandwidth, Inc., Class A†	210	27,762
Citrix Systems, Inc.	1,775	219,834
Cloudera, Inc.†	7,020	89,084
Datadog, Inc., Class A†	1,120	96,062
Dropbox, Inc., Class A†	2,300	59,110
Envestnet, Inc.†	1,270	93,764
J2 Global, Inc.†	680	82,280
MongoDB, Inc.†	496	147,540
Slack Technologies, Inc., Class A†	1,920	81,408
Snowflake, Inc., Class A†	359	83,141
Splunk, Inc.†	1,972	249,300
Twilio, Inc., Class A†	965	354,927
Upland Software, Inc.†	1,270	62,941
Veritone, Inc.†	2,586	62,374
Yext, Inc.†	1,610	22,460
ZoomInfo Technologies, Inc., Class A†	1,990	103,202

		1,835,189

Computers — 1.9%
Apple, Inc.	73,417	9,651,399
Dell Technologies, Inc., Class C†	821	80,729

		9,732,128

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	108,428

Computers-Other — 0.0%
3D Systems Corp.†	2,402	51,739

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	807	66,941
FTI Consulting, Inc.†	460	63,871
Worley, Ltd.	42,191	350,849

		481,661

Consumer Products-Misc. — 0.0%
Clorox Co.	182	33,215
Spectrum Brands Holdings, Inc.	539	47,507

		80,722

Containers-Metal/Glass — 0.3%
Ball Corp.	12,538	1,174,058
Crown Holdings, Inc.	1,108	121,658
Greif, Inc., Class B	370	22,130

		1,317,846

Containers-Paper/Plastic — 0.7%
Amcor PLC CDI	25,053	292,609
Matthews International Corp., Class A	1,340	55,449
Packaging Corp. of America	7,517	1,109,885
Sealed Air Corp.	10,851	536,039
Sonoco Products Co.	1,220	79,861
WestRock Co.	29,533	1,646,465

		3,720,308

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,891	314,004
Estee Lauder Cos., Inc., Class A	594	186,397
L’Oreal SA	2,054	843,558
Pola Orbis Holdings, Inc.	4,200	108,933
Procter & Gamble Co.	4,455	594,386
Unilever PLC	26,157	1,533,702

		3,580,980

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	3,670	582,172
CSG Systems International, Inc.	970	44,610
DocuSign, Inc.†	1,331	296,733
Fair Isaac Corp.†	70	36,499
Fidelity National Information Services, Inc.	10,488	1,603,615
Fiserv, Inc.†	14,549	1,747,626

		4,311,255

Decision Support Software — 0.0%
MSCI, Inc.	185	89,867

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	156	92,903
DENTSPLY SIRONA, Inc.	1,833	123,746

		216,649

Diagnostic Equipment — 1.5%
10X Genomics, Inc., Class A†	160	31,648
Accelerate Diagnostics, Inc.†	1,580	11,550
Adaptive Biotechnologies Corp.†	744	30,950
Avantor, Inc.†	2,466	79,011
Danaher Corp.	16,036	4,072,182
Repligen Corp.†	640	135,494
Thermo Fisher Scientific, Inc.	6,464	3,039,567

		7,400,402

Diagnostic Kits — 0.0%
Co-Diagnostics, Inc.†	1,900	16,834
OraSure Technologies, Inc.†	1,500	13,725
Quidel Corp.†	185	19,386

		49,945

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	11,242	553,401

Distribution/Wholesale — 0.1%
Bunzl PLC	7,611	244,555
Copart, Inc.†	98	12,202
EVI Industries, Inc.†	700	18,718
Hudson Technologies, Inc.†	15,160	31,230
Resideo Technologies, Inc.†	200	6,002
SiteOne Landscape Supply, Inc.†	560	100,453
Systemax, Inc.	1,290	55,109
WESCO International, Inc.†	584	53,564

		521,833

Diversified Banking Institutions — 2.8%
Bank of America Corp.	89,544	3,629,218
BNP Paribas SA†	11,195	718,827
Goldman Sachs Group, Inc.	5,292	1,843,997
JPMorgan Chase & Co.	16,701	2,568,781
Lloyds Banking Group PLC	667,305	418,527
Macquarie Group, Ltd.	3,422	423,402
Mitsubishi HC Capital, Inc.	62,700	335,060
Morgan Stanley	49,616	4,095,801

		14,033,613

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	13,784

Diversified Manufacturing Operations — 1.5%
3M Co.	1,455	286,839
Carlisle Cos., Inc.	544	104,258
Fabrinet†	760	65,071
General Electric Co.	346,140	4,541,357
Illinois Tool Works, Inc.	2,115	487,423
Parker-Hannifin Corp.	445	139,645
Siemens AG	10,113	1,687,841
Textron, Inc.	3,697	237,495

		7,549,929

Diversified Minerals — 0.2%
BHP Group PLC	20,800	628,403
BHP Group, Ltd.	7,061	256,669
Teck Resources, Ltd., Class B	10,362	219,364

		1,104,436

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	4,641	1,154,727
Heron Therapeutics, Inc.†	4,230	73,941

		1,228,668

E-Commerce/Products — 2.9%
Alibaba Group Holding, Ltd. ADR†	6,692	1,545,517
Amazon.com, Inc.†	3,007	10,426,532
ASOS PLC†	9,014	650,362
Coupang, Inc.†	3,319	139,066
Etsy, Inc.†	886	176,128
JD.com, Inc. ADR†	396	30,635
Overstock.com, Inc.†	110	8,965
Pinduoduo, Inc. ADR†	568	76,072
Sea, Ltd. ADR†	4,353	1,099,307
Stitch Fix, Inc., Class A†	630	27,292
THG PLC†	8,342	71,420
Wayfair, Inc., Class A†	351	103,745

		14,355,041

E-Commerce/Services — 0.5%
Airbnb, Inc., Class A†	256	44,214
Booking Holdings, Inc.†	332	818,739
DoorDash, Inc., Class A†	632	90,484
GrubHub, Inc.†	940	63,958
Lyft, Inc., Class A†	1,240	69,018
Match Group, Inc.†	4,981	775,193
Opendoor Technologies, Inc.†	2,274	46,094
TrueCar, Inc.†	2,930	13,478
Uber Technologies, Inc.†	6,420	351,623
Upwork, Inc.†	2,250	103,635
Zillow Group, Inc., Class A†	60	8,001
Zillow Group, Inc., Class C†	520	67,662

		2,452,099

E-Marketing/Info — 0.1%
CyberAgent, Inc.	28,000	574,640
Magnite, Inc.†	110	4,406

		579,046

E-Services/Consulting — 0.0%
CDW Corp.	656	116,985

Electric Products-Misc. — 0.1%
Legrand SA	3,652	355,557
Novanta, Inc.†	520	68,489

		424,046

Electric-Distribution — 0.5%
National Grid PLC	40,094	505,428
Sempra Energy	15,545	2,138,526

		2,643,954

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	13,300	212,289
Engie SA†	45,007	669,148
Ormat Technologies, Inc.	881	63,785

		945,222

Electric-Integrated — 1.4%
AES Corp.	7,406	206,035
Ameren Corp.	9,587	813,361
American Electric Power Co., Inc.	5,538	491,276
Dominion Energy, Inc.	4,457	356,114
DTE Energy Co.	1,089	152,482
Entergy Corp.	1,365	149,181
Evergy, Inc.	5,779	369,683
Eversource Energy	2,550	219,861
IDACORP, Inc.	612	62,718
MGE Energy, Inc.	700	52,367
NextEra Energy, Inc.	20,874	1,617,944
OGE Energy Corp.	1,915	64,267
PG&E Corp.†	3,900	44,148
PNM Resources, Inc.	998	49,261
Public Service Enterprise Group, Inc.	9,010	569,071
Southern Co.	20,406	1,350,265
WEC Energy Group, Inc.	2,005	194,826
Xcel Energy, Inc.	984	70,159

		6,833,019

Electronic Components-Misc. — 0.3%
Atkore, Inc.†	1,177	92,136
Hubbell, Inc.	3,160	606,752
Knowles Corp.†	2,720	56,848
Murata Manufacturing Co., Ltd.	6,900	547,994
Sensata Technologies Holding PLC†	1,460	84,300

		1,388,030

Electronic Components-Semiconductors — 2.2%
Advanced Micro Devices, Inc.†	10,068	821,750
Amkor Technology, Inc.	2,886	58,355
Broadcom, Inc.	4,298	1,960,747
Hamamatsu Photonics KK	6,600	382,313
Impinj, Inc.†	700	33,222
Intel Corp.	255	14,670
MACOM Technology Solutions Holdings, Inc.†	530	30,003
Marvell Technology, Inc.	10,861	491,026
Microchip Technology, Inc.	7,903	1,187,742
Micron Technology, Inc.†	10,724	923,015
Monolithic Power Systems, Inc.	137	49,509
NVIDIA Corp.	2,250	1,350,855
ON Semiconductor Corp.†	944	36,816
Samsung Electronics Co., Ltd.	17,288	1,263,274
Texas Instruments, Inc.	11,562	2,087,057
Xilinx, Inc.	2,051	262,446

		10,952,800

Electronic Connectors — 0.3%
Amphenol Corp., Class A	11,827	796,430
TE Connectivity, Ltd.	5,341	718,204

		1,514,634

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	12,528	1,674,242
Fortive Corp.	11,236	795,733
Keysight Technologies, Inc.†	245	35,366
Trimble, Inc.†	1,008	82,656

		2,587,997

Electronic Parts Distribution — 0.0%
Avnet, Inc.	1,580	69,393
SYNNEX Corp.	674	81,689

		151,082

Energy-Alternate Sources — 0.1%
Plug Power, Inc.†	2,200	62,722
Renewable Energy Group, Inc.†	1,250	69,400
REX American Resources Corp.†	647	52,232
SolarEdge Technologies, Inc.†	135	35,578
Sunrun, Inc.†	840	41,160

		261,092

Engineering/R&D Services — 0.2%
Exponent, Inc.	580	55,871
Jacobs Engineering Group, Inc.	5,657	755,832

		811,703

Enterprise Software/Service — 0.9%
Alteryx, Inc., Class A†	430	35,152
Asure Software, Inc.†	5,280	42,293
Atlassian Corp. PLC, Class A†	725	172,231
Benefitfocus, Inc.†	1,310	17,711
Black Knight, Inc.†	1,230	89,077
Cardlytics, Inc.†	170	23,380
Clarivate PLC†	2,042	57,033
Coupa Software, Inc.†	1,048	281,954
Everbridge, Inc.†	390	51,757
Evolent Health, Inc., Class A†	1,780	38,555
HubSpot, Inc.†	337	177,414
LivePerson, Inc.†	850	46,452
Manhattan Associates, Inc.†	590	80,972
Paycom Software, Inc.†	179	68,809
salesforce.com, Inc.†	8,491	1,955,647
SAP SE	4,534	637,763
SS&C Technologies Holdings, Inc.	1,150	85,353
UiPath, Inc., Class A†	279	20,088
Veeva Systems, Inc., Class A†	1,234	348,543
Workday, Inc., Class A†	2,063	509,561

		4,739,745

Entertainment Software — 0.1%
Electronic Arts, Inc.	1,213	172,343
Playtika Holding Corp.†	1,082	30,058
Zynga, Inc., Class A†	5,042	54,554

		256,955

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	190	20,664

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	1,404	72,236

Finance-Consumer Loans — 0.0%
SLM Corp.	6,890	135,457

Finance-Credit Card — 1.7%
American Express Co.	2,078	318,661
Capital One Financial Corp.	1,864	277,885
Mastercard, Inc., Class A	5,648	2,157,875
Visa, Inc., Class A	24,672	5,762,393

		8,516,814

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	38,250	2,692,800
Close Brothers Group PLC	6,798	149,120
Piper Sandler Cos.	730	84,673
Tradeweb Markets, Inc., Class A	2,417	196,454
XP, Inc., Class A†	2,221	87,951

		3,210,998

Finance-Leasing Companies — 0.1%
Air Lease Corp.	500	23,355
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,300	196,088

		219,443

Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	600	13,470

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	912	95,185
CME Group, Inc.	2,732	551,837
Intercontinental Exchange, Inc.	2,664	313,580
SEI Investments Co.	650	39,936

		1,000,538

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	500	75,805
Sturm Ruger & Co., Inc.	60	3,896

		79,701

Fisheries — 0.0%
Mowi ASA ADR†	570	14,046

Food-Baking — 0.0%
Hostess Brands, Inc.†	2,772	42,384

Food-Catering — 0.1%
Aramark	1,890	73,464
Compass Group PLC†	21,840	474,105

		547,569

Food-Confectionery — 0.3%
Barry Callebaut AG	139	306,864
Mondelez International, Inc., Class A	20,750	1,261,807

		1,568,671

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	123,500	484,573

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,447	112,070

Food-Misc./Diversified — 0.6%
Beyond Meat, Inc.†	200	26,336
Conagra Brands, Inc.	2,043	75,775
Ingredion, Inc.	766	71,552
McCormick & Co., Inc.	2,457	222,015
Nestle SA	23,058	2,748,918

		3,144,596

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	14,800	637,196

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,400	58,044

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	2,650	128,499

Funeral Services & Related Items — 0.0%
Service Corp. International	1,305	69,739

Gas-Distribution — 0.1%
Atmos Energy Corp.	4,240	439,222
Beijing Enterprises Holdings, Ltd.	43,500	142,084
ONE Gas, Inc.	637	51,259
Southwest Gas Holdings, Inc.	945	65,885

		698,450

Golf — 0.0%
Acushnet Holdings Corp.	1,590	67,273
Callaway Golf Co.	800	23,160

		90,433

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,800	16,128
Tandem Diabetes Care, Inc.†	590	54,221

		70,349

Home Furnishings — 0.0%
Purple Innovation, Inc.†	1,700	57,936

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.†	9,906	1,274,902
Marcus Corp.†	1,220	24,351
Marriott International, Inc., Class A†	6,123	909,388
Playa Hotels & Resorts NV†	5,350	39,376
Travel + Leisure Co.	1,970	127,124
Wyndham Hotels & Resorts, Inc.	1,240	90,657

		2,465,798

Human Resources — 0.1%
Korn Ferry	440	29,872
ManpowerGroup, Inc.	527	63,709
Paylocity Holding Corp.†	220	42,513
Recruit Holdings Co., Ltd.	11,400	515,653

		651,747

Import/Export — 0.1%
Mitsubishi Corp.	11,800	326,234
Sumitomo Corp.	26,200	356,915

		683,149

Independent Power Producers — 0.0%
Vistra Corp.	2,700	45,549

Industrial Automated/Robotic — 0.2%
Cognex Corp.	386	33,242
Colfax Corp.†	535	24,177
Omron Corp.	3,600	273,275
Rockwell Automation, Inc.	778	205,594
SMC Corp.	300	174,289
THK Co., Ltd.	7,400	252,030

		962,607

Industrial Gases — 0.7%
Air Liquide SA	3,165	533,082
Air Products & Chemicals, Inc.	1,625	468,780
Linde PLC	8,705	2,488,237

		3,490,099

Instruments-Controls — 0.5%
Honeywell International, Inc.	10,720	2,390,989

Insurance Brokers — 0.5%
Aon PLC, Class A	2,463	619,297
eHealth, Inc.†	660	46,688
Marsh & McLennan Cos., Inc.	12,006	1,629,214
Willis Towers Watson PLC	1,442	373,276

		2,668,475

Insurance-Life/Health — 0.9%
AIA Group, Ltd.	22,000	279,672
Aviva PLC	67,928	375,383
AXA SA	38,883	1,100,015
Brighthouse Financial, Inc.†	280	13,101
Challenger, Ltd.	37,047	146,086
Equitable Holdings, Inc.	44,561	1,525,323
Principal Financial Group, Inc.	644	41,132
Sun Life Financial, Inc.	14,231	767,732
Voya Financial, Inc.	1,925	130,554

		4,378,998

Insurance-Multi-line — 1.7%
American Financial Group, Inc.	713	87,599
Chubb, Ltd.	20,161	3,459,426
Direct Line Insurance Group PLC	35,119	138,296
Hartford Financial Services Group, Inc.	14,837	978,649
Kemper Corp.	820	64,009
Loews Corp.	2,368	132,016
MetLife, Inc.	22,411	1,426,012
Ping An Insurance Group Co. of China, Ltd.	27,000	295,001
Sampo Oyj, Class A	14,960	711,950
Storebrand ASA	53,839	515,360
Zurich Insurance Group AG	1,258	516,266

		8,324,584

Insurance-Property/Casualty — 0.6%
Alleghany Corp.†	68	46,170
Arch Capital Group, Ltd.†	2,275	90,340
Berkshire Hathaway, Inc., Class B†	3,213	883,414
Fidelity National Financial, Inc.	1,390	63,412
Markel Corp.†	65	76,467
Mercury General Corp.	990	61,647
PICC Property & Casualty Co., Ltd.	350,000	343,216
Progressive Corp.	4,202	423,310
Selective Insurance Group, Inc.	510	38,832
Tokio Marine Holdings, Inc.	11,800	565,410
Travelers Cos., Inc.	2,937	454,237
White Mountains Insurance Group, Ltd.	47	54,775

		3,101,230

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	789	41,170
Axis Capital Holdings, Ltd.	1,350	75,330
Muenchener Rueckversicherungs-Gesellschaft AG	3,488	1,008,853
Reinsurance Group of America, Inc.	395	51,559
RenaissanceRe Holdings, Ltd.	676	114,116

		1,291,028

Internet Application Software — 0.2%
Okta, Inc.†	620	167,214
Shopify, Inc., Class A†	270	319,278
Wix.com, Ltd.†	449	142,728
Zendesk, Inc.†	1,036	151,411

		780,631

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	21,563	7,009,700
Netflix, Inc.†	3,628	1,862,869
Pinterest, Inc., Class A†	6,535	433,728
Roku, Inc.†	745	255,513
Snap, Inc., Class A†	20,344	1,257,666
Spotify Technology SA†	1,167	294,224

		11,113,700

Internet Content-Information/News — 0.5%
IAC/InterActiveCorp†	1,025	259,807
Kuaishou Technology†*	600	20,181
Tencent Holdings, Ltd.	25,000	1,999,326

		2,279,314

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	1,110	62,893

Internet Security — 0.1%
NortonLifeLock, Inc.	11,757	254,069
Palo Alto Networks, Inc.†	386	136,408
Proofpoint, Inc.†	300	51,633

		442,110

Investment Companies — 0.1%
Melrose Industries PLC	239,656	539,553

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	6,464	357,912
Invesco, Ltd.	826	22,302
LPL Financial Holdings, Inc.	343	53,748
Raymond James Financial, Inc.	238	31,126
Virtus Investment Partners, Inc.	425	116,220

		581,308

Lasers-System/Components — 0.0%
Coherent, Inc.†	311	80,857
II-VI, Inc.†	906	60,829

		141,686

Lighting Products & Systems — 0.0%
Universal Display Corp.	286	63,975

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	7,606	1,735,005
Oshkosh Corp.	817	101,659

		1,836,664

Machinery-Electrical — 0.2%
Argan, Inc.	720	36,108
Bloom Energy Corp., Class A†	300	7,791
BWX Technologies, Inc.	956	63,975
Mitsubishi Electric Corp.	47,300	728,516

		836,390

Machinery-Farming — 0.3%
Alamo Group, Inc.	150	23,588
Deere & Co.	3,184	1,180,786
Toro Co.	1,000	114,600

		1,318,974

Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	1,250	73,762
Middleby Corp.†	565	102,446
Nordson Corp.	470	99,363
Otis Worldwide Corp.	2,993	233,065
Tennant Co.	670	52,870

		561,506

Machinery-Material Handling — 0.1%
KION Group AG	5,952	593,512

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	59,620
Flowserve Corp.	1,570	62,235
Graco, Inc.	1,480	113,664
Ingersoll Rand, Inc.†	2,634	130,146
Mueller Water Products, Inc., Class A	1,700	24,412

		390,077

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,715	64,346

Medical Information Systems — 0.0%
1Life Healthcare, Inc.†	170	7,397
CareCloud, Inc.†	4,900	38,514

		45,911

Medical Instruments — 0.8%
Alcon, Inc.	2,745	206,056
Bio-Techne Corp.	130	55,574
Elekta AB, Series B	25,868	346,160
Intuitive Surgical, Inc.†	1,740	1,505,100
Medtronic PLC	14,592	1,910,385
NuVasive, Inc.†	850	60,732

		4,084,007

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	100	33,245
Evotec SE†	6,474	269,463
MEDNAX, Inc.†	2,810	73,959
PPD, Inc.†	760	35,112
Teladoc Health, Inc.†	548	94,448

		506,227

Medical Products — 1.2%
Abbott Laboratories	6,820	818,946
Cooper Cos., Inc.	88	36,158
Envista Holdings Corp.†	1,417	61,328
Glaukos Corp.†	1,050	98,868
Hologic, Inc.†	1,599	104,814
Inogen, Inc.†	358	23,410
Koninklijke Philips NV†	24,676	1,390,462
Masimo Corp.†	136	31,643
Nevro Corp.†	490	84,677
Novocure, Ltd.†	400	81,640
Omnicell, Inc.†	850	123,267
Penumbra, Inc.†	385	117,806
Pulse Biosciences, Inc.†	1,000	19,260
Shockwave Medical, Inc.†	240	39,230
Siemens Healthineers AG*	8,093	462,775
Soliton, Inc.†	500	8,955
Stryker Corp.	9,614	2,524,925
Tactile Systems Technology, Inc.†	900	51,570

		6,079,734

Medical-Biomedical/Gene — 0.6%
Acceleron Pharma, Inc.†	303	37,866
Aldeyra Therapeutics, Inc.†	910	11,439
Alnylam Pharmaceuticals, Inc.†	570	80,165
Amgen, Inc.	893	213,999
Anavex Life Sciences Corp.†	2,300	27,784
Apellis Pharmaceuticals, Inc.†	295	14,948
Applied Therapeutics, Inc.†	300	5,556
Beam Therapeutics, Inc.†	130	10,660
Biogen, Inc.†	432	115,487
BioMarin Pharmaceutical, Inc.†	1,010	78,699
Blueprint Medicines Corp.†	370	35,638
Cara Therapeutics, Inc.†	2,470	31,986
ChemoCentryx, Inc.†	1,320	63,796
Cleveland BioLabs, Inc.†	6,500	37,440
Constellation Pharmaceuticals, Inc.†	1,080	23,350
Cue Biopharma, Inc.†	700	8,491
Denali Therapeutics, Inc.†	509	30,764
Exact Sciences Corp.†	879	115,870
Exelixis, Inc.†	2,920	71,890
Fate Therapeutics, Inc.†	460	40,199
Forte Biosciences, Inc.†	790	28,590
Genprex, Inc.†	1,400	5,320
Global Blood Therapeutics, Inc.†	1,040	42,411
IGM Biosciences, Inc.†	95	6,718
Incyte Corp.†	2,695	230,099
Insmed, Inc.†	1,700	57,341
Ionis Pharmaceuticals, Inc.†	947	40,551
Iovance Biotherapeutics, Inc.†	1,170	36,785
Kezar Life Sciences, Inc.†	2,000	11,660
Lexicon Pharmaceuticals, Inc.†	2,840	13,802
Mirati Therapeutics, Inc.†	300	49,866
Moderna, Inc.†	1,360	243,195
NGM Biopharmaceuticals, Inc.†	2,000	55,000
Novavax, Inc.†	380	90,033
Ovid therapeutics, Inc.†	5,761	21,143
Oyster Point Pharma, Inc.†	400	8,260
Radius Health, Inc.†	2,000	44,600
Regeneron Pharmaceuticals, Inc.†	126	60,644
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Savara, Inc.†	15,160	28,804
Scholar Rock Holding Corp.†	800	25,880
Seagen, Inc.†	884	127,084
Selecta Biosciences, Inc.†	5,310	15,930
Sorrento Therapeutics, Inc.†	700	5,761
TG Therapeutics, Inc.†	800	35,768
Ultragenyx Pharmaceutical, Inc.†	594	66,314
United Therapeutics Corp.†	416	83,849
Vertex Pharmaceuticals, Inc.†	2,376	518,443
Veru, Inc.†	1,300	11,492
WaVe Life Sciences, Ltd.†	980	6,027
Xencor, Inc.†	1,230	52,349
ZIOPHARM Oncology, Inc.†	5,100	17,646

		3,097,392

Medical-Drugs — 3.2%
AbbVie, Inc.	20,466	2,281,959
Aclaris Therapeutics, Inc.†	1,320	31,482
Alkermes PLC†	2,020	44,450
Astellas Pharma, Inc.	58,700	881,549
AstraZeneca PLC ADR	32,218	1,709,809
Bausch Health Cos., Inc.†	4,912	158,019
Bayer AG	10,756	695,792
Bioxcel Therapeutics, Inc.†	620	21,061
Corbus Pharmaceuticals Holdings, Inc.†	6,010	10,818
Eagle Pharmaceuticals, Inc.†	620	25,315
Eli Lilly & Co.	9,686	1,770,310
GlaxoSmithKline PLC ADR	12,816	478,549
Horizon Therapeutics PLC†	1,320	124,898
Ipsen SA	2,567	248,218
Johnson & Johnson	7,342	1,194,764
Jounce Therapeutics, Inc.†	1,860	17,540
Merck & Co., Inc.	2,706	201,597
Novartis AG	12,924	1,103,948
Novo Nordisk A/S, Class B	2,181	161,200
Otsuka Holdings Co., Ltd.	10,300	396,370
Pacira BioSciences, Inc.†	980	61,916
PRA Health Sciences, Inc.†	686	114,487
Prestige Consumer Healthcare, Inc.†	1,610	70,132
Reata Pharmaceuticals, Inc., Class A†	180	18,252
Roche Holding AG	3,743	1,219,505
Sanofi	11,038	1,157,451
Sanofi ADR	3,584	187,694
Spectrum Pharmaceuticals, Inc.†	9,730	30,260
Takeda Pharmaceutical Co., Ltd. ADR	10,747	179,475
TherapeuticsMD, Inc.†	6,200	7,502
Zoetis, Inc.	8,520	1,474,216

		16,078,538

Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	197	13,581

Medical-HMO — 1.3%
Anthem, Inc.	3,713	1,408,675
Centene Corp.†	5,991	369,885
Humana, Inc.	588	261,801
Molina Healthcare, Inc.†	549	140,050
Triple-S Management Corp., Class B†	800	18,968
UnitedHealth Group, Inc.	10,189	4,063,373

		6,262,752

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	7,944	1,597,221
Tenet Healthcare Corp.†	850	50,371

		1,647,592

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	324	87,431
Chemed Corp.	90	42,895
LHC Group, Inc.†	384	79,976
Pennant Group, Inc.†	428	17,300

		227,602

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	177	33,198
Owens & Minor, Inc.	800	28,872

		62,070

Metal Processors & Fabrication — 0.0%
Proto Labs, Inc.†	440	49,306
Timken Co.	1,300	109,031

		158,337

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	868	56,646

Metal-Aluminum — 0.1%
South32, Ltd.	117,742	261,383

Metal-Copper — 0.1%
Antofagasta PLC	25,825	665,996

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	2,569	240,233

Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	200	29,076
Knorr-Bremse AG	2,370	291,112

		320,188

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	1,200	17,364

Multimedia — 0.6%
E.W. Scripps Co., Class A	2,170	46,916
FactSet Research Systems, Inc.	228	76,658
Walt Disney Co.†	14,504	2,698,034

		2,821,608

Networking Products — 0.3%
Cisco Systems, Inc.	10,036	510,933
Infinera Corp.†	5,550	51,171
Telefonaktiebolaget LM Ericsson, Class B	58,597	805,535

		1,367,639

Non-Ferrous Metals — 0.1%
IGO, Ltd.	101,267	582,415

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	4,150	62,416
Waste Connections, Inc.	8,649	1,030,182

		1,092,598

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	6,200	46,314

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	3,030	41,814

Office Supplies & Forms — 0.3%
Avery Dennison Corp.	5,891	1,261,675

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	4,868	32,908

Oil Companies-Exploration & Production — 0.4%
Callon Petroleum Co.†	868	32,455
CNX Resources Corp.†	4,000	53,680
ConocoPhillips	8,759	447,935
Contango Oil & Gas Co.†	6,700	25,058
Devon Energy Corp.	17,785	415,813
EOG Resources, Inc.	8,803	648,253
Hess Corp.	1,857	138,365
Kosmos Energy, Ltd.†	11,900	34,034

		1,795,593

Oil Companies-Integrated — 0.5%
Chevron Corp.	2,304	237,473
Equinor ASA	31,847	644,164
Exxon Mobil Corp.	4,035	230,963
Royal Dutch Shell PLC, Class B ADR	7,523	269,399
TOTAL SE	25,086	1,110,630
TOTAL SE ADR	2,186	96,796

		2,589,425

Oil Refining & Marketing — 0.1%
DCC PLC	4,439	385,131
Marathon Petroleum Corp.	1,753	97,555

		482,686

Oil-Field Services — 0.1%
Halliburton Co.	9,488	185,585
NexTier Oilfield Solutions, Inc.†	12,960	46,526
TechnipFMC PLC†	5,224	38,658

		270,769

Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Corp.	29	44,664

Optical Supplies — 0.1%
EssilorLuxottica SA	2,685	446,665

Paper & Related Products — 0.4%
Domtar Corp.†	432	17,029
International Paper Co.	25,476	1,477,608
Resolute Forest Products, Inc.†	2,300	31,096
Stora Enso Oyj, Class R	23,523	450,283

		1,976,016

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	4,795	333,013

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	370	109,231

Pharmacy Services — 0.4%
Cigna Corp.	6,515	1,622,300
CVS Health Corp.	1,631	124,609

		1,746,909

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	2,000	222,081

Pipelines — 0.0%
Antero Midstream Corp.	1,300	11,232
Cheniere Energy, Inc.†	735	56,977
Equitrans Midstream Corp.	1,200	9,792
NextDecade Corp.†	5,480	12,111
Targa Resources Corp.	950	32,956

		123,068

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	21,487	697,526
Generac Holdings, Inc.†	138	44,705
Schneider Electric SE	1,228	196,335

		938,566

Private Corrections — 0.0%
CoreCivic, Inc.†	9,000	69,930

Private Equity — 0.1%
Blackstone Group, Inc., Class A	3,075	272,107
KKR & Co., Inc., Class A	5,038	285,050

		557,157

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	5,440	49,395

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	62,186

Quarrying — 0.0%
Compass Minerals International, Inc.	820	55,694

Racetracks — 0.0%
Churchill Downs, Inc.	350	74,025

Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	910	41,159

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc.	351	63,566
American Tower Corp.	4,596	1,170,923
Annaly Capital Management, Inc.	7,450	67,646
Apartment Income REIT Corp.	736	33,230
Apple Hospitality REIT, Inc.	5,880	93,257
AvalonBay Communities, Inc.	763	146,496
Camden Property Trust	2,389	287,827
CoreSite Realty Corp.	437	53,091
Crown Castle International Corp.	3,262	616,714
CubeSmart	1,820	77,059
CyrusOne, Inc.	542	39,474
Diversified Healthcare Trust	8,180	36,115
Douglas Emmett, Inc.	797	26,731
EPR Properties	1,412	67,367
Equinix, Inc.	646	465,611
Equity LifeStyle Properties, Inc.	1,603	111,248
Equity Residential	12,178	903,973
Great Portland Estates PLC	35,491	339,651
Healthcare Trust of America, Inc., Class A	1,840	54,041
Invitation Homes, Inc.	3,720	130,423
JBG SMITH Properties	1,780	58,046
Kilroy Realty Corp.	735	50,377
Lamar Advertising Co., Class A	640	63,386
LTC Properties, Inc.	1,220	51,887
Medical Properties Trust, Inc.	2,430	53,582
National Retail Properties, Inc.	1,150	53,383
Omega Healthcare Investors, Inc.	1,530	58,140
Orchid Island Capital, Inc.	10,460	57,530
Outfront Media, Inc.†	3,470	84,564
Paramount Group, Inc.	4,820	51,140
Park Hotels & Resorts, Inc.†	3,410	76,077
Physicians Realty Trust	3,380	63,307
Piedmont Office Realty Trust, Inc., Class A	2,380	44,316
Prologis, Inc.	13,312	1,551,247
Public Storage	103	28,959
RLJ Lodging Trust	4,603	74,292
Sabra Health Care REIT, Inc.	3,690	67,047
Safehold, Inc.	580	41,012
SBA Communications Corp.	57	17,084
Scentre Group	98,993	207,232
Service Properties Trust	5,510	67,856
Simon Property Group, Inc.	353	42,974
Starwood Property Trust, Inc.	3,080	79,526
Summit Hotel Properties, Inc.†	5,550	56,443
Sun Communities, Inc.	925	154,318
VEREIT, Inc.	1,330	63,627
VICI Properties, Inc.	2,200	69,740
Welltower, Inc.	7,785	584,109
Weyerhaeuser Co.	16,594	643,349
WP Carey, Inc.	1,215	90,991

		9,389,984

Real Estate Management/Services — 0.0%
Redfin Corp.†	1,290	91,306

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	833	89,914
Mitsui Fudosan Co., Ltd.	26,500	574,995
Transcontinental Realty Investors, Inc.†	700	14,147

		679,056

Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	400	33,596

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	8,973	576,193
Avis Budget Group, Inc.†	250	22,403
Element Fleet Management Corp.	44,668	546,925
United Rentals, Inc.†	1,483	474,486

		1,620,007

Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	180	31,973
Vail Resorts, Inc.†	494	160,629

		192,602

Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	1,048	341,994
Caleres, Inc.	2,470	57,576
L Brands, Inc.†	1,831	120,663
Lululemon Athletica, Inc.†	1,809	606,503
Moncler SpA†	7,820	480,683
Next PLC†	3,872	417,510
Ross Stores, Inc.	14,701	1,924,949
Zalando SE†*	5,382	559,830

		4,509,708

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	256	374,814
O’Reilly Automotive, Inc.†	319	176,369

		551,183

Retail-Automobile — 0.1%
CarMax, Inc.†	315	41,971
Carvana Co.†	1,139	324,911
Group 1 Automotive, Inc.	300	49,248
Penske Automotive Group, Inc.	1,076	94,354

		510,484

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	500	12,660

Retail-Building Products — 0.7%
Home Depot, Inc.	7,040	2,278,637
Kingfisher PLC†	125,452	618,949
Lowe’s Cos., Inc.	2,885	566,181

		3,463,767

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	287	25,876
Qurate Retail, Inc., Series A	4,070	48,433

		74,309

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	281	62,435

Retail-Discount — 0.6%
BJ’s Wholesale Club Holdings, Inc.†	1,140	50,924
Citi Trends, Inc.†	220	23,012
Costco Wholesale Corp.	2,065	768,366
Dollar General Corp.	7,500	1,610,625
Dollar Tree, Inc.†	853	98,010
Ollie’s Bargain Outlet Holdings, Inc.†	459	42,352
Walmart, Inc.	3,794	530,818

		3,124,107

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	4,700	146,686

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	137,541

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	350	15,260
Tractor Supply Co.	1,734	327,032

		342,292

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	100	2,960
La-Z-Boy, Inc.	1,670	74,248
RH†	80	55,042

		132,250

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	160	9,560

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.†	600	22,008
TJX Cos., Inc.	10,915	774,965

		796,973

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	670	134,851
GameStop Corp., Class A†	192	33,329
Party City Holdco, Inc.†	2,100	14,700

		182,880

Retail-Office Supplies — 0.0%
ODP Corp.†	1,310	52,963

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	241	79,373

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	521	96,291
PetMed Express, Inc.	1,180	34,722

		131,013

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	400	10,996

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	240	14,078
Macy’s, Inc.†	4,600	76,268

		90,346

Retail-Restaurants — 1.0%
Brinker International, Inc.†	140	9,398
Chipotle Mexican Grill, Inc.†	300	447,609
Domino’s Pizza, Inc.	75	31,676
Jack in the Box, Inc.	736	88,798
McDonald’s Corp.	6,296	1,486,360
Papa John’s International, Inc.	1,040	100,589
Starbucks Corp.	8,812	1,008,886
Yum! Brands, Inc.	15,616	1,866,424

		5,039,740

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	900	16,488

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	1,290	73,517
Sumitomo Rubber Industries, Ltd.	12,000	148,525

		222,042

Satellite Telecom — 0.0%
Globalstar, Inc.†	26,400	33,528
Gogo, Inc.†	1,550	16,151

		49,679

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	5,170	66,822
Investors Bancorp, Inc.	4,450	65,148
New York Community Bancorp, Inc.	4,200	50,232
Pacific Premier Bancorp, Inc.	477	21,002
TFS Financial Corp.	2,460	48,118
WSFS Financial Corp.	1,484	75,818

		327,140

Schools — 0.0%
2U, Inc.†	840	32,970
Bright Horizons Family Solutions, Inc.†	470	68,070
Grand Canyon Education, Inc.†	609	65,949
Strategic Education, Inc.	221	16,588

		183,577

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	4,564	699,022
Cirrus Logic, Inc.†	1,226	91,227
Maxim Integrated Products, Inc.	2,534	238,196
MaxLinear, Inc.†	2,410	86,736
NXP Semiconductors NV	7,836	1,508,508
Power Integrations, Inc.	934	77,345
QUALCOMM, Inc.	10,244	1,421,867
Renesas Electronics Corp.†	20,600	239,673
Taiwan Semiconductor Manufacturing Co., Ltd.	82,000	1,776,924
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	748	87,321

		6,226,819

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	20,030	2,658,181
ASML Holding NV (XAMS)	1,809	1,177,760
ASML Holding NV (NASDAQ)	1,703	1,103,714
Brooks Automation, Inc.	1,350	136,796
Entegris, Inc.	600	67,548
KLA Corp.	1,105	348,462
Lam Research Corp.	54	33,504
MKS Instruments, Inc.	474	84,898
Tokyo Electron, Ltd.	1,200	528,550

		6,139,413

Software Tools — 0.0%
VMware, Inc., Class A†	460	73,982

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	1,690	20,314

Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.	4,065	72,601
Commercial Metals Co.	1,863	54,437
Reliance Steel & Aluminum Co.	307	49,215
United States Steel Corp.	2,210	50,852

		227,105

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,270	64,097

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	4,640	75,910

Telephone-Integrated — 0.6%
AT&T, Inc.	15,925	500,204
KT Corp.	8,267	210,533
Nippon Telegraph & Telephone Corp.	49,300	1,241,364
SoftBank Group Corp.	4,600	415,041
Telecom Italia SpA (RSP)	363,870	213,986
Telephone & Data Systems, Inc.	2,000	45,960
Verizon Communications, Inc.	4,360	251,964

		2,879,052

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	91,394
Sinclair Broadcast Group, Inc., Class A	600	19,482

		110,876

Theaters — 0.0%
Cinemark Holdings, Inc.†	500	10,600
Live Nation Entertainment, Inc.†	513	42,004

		52,604

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	580	54,804
Sarepta Therapeutics, Inc.†	500	35,420

		90,224

Tobacco — 0.2%
Altria Group, Inc.	3,983	190,188
Philip Morris International, Inc.	9,176	871,720
Vector Group, Ltd.	2,928	38,211

		1,100,119

Tools-Hand Held — 0.0%
MSA Safety, Inc.	305	49,032
Snap-on, Inc.	257	61,063

		110,095

Transport-Rail — 0.6%
Central Japan Railway Co.	2,100	306,915
CSX Corp.	3,274	329,855
Kansas City Southern	127	37,111
Norfolk Southern Corp.	4,441	1,240,105
Union Pacific Corp.	4,673	1,037,826

		2,951,812

Transport-Services — 0.6%
CryoPort, Inc.†	1,260	71,278
FedEx Corp.	3,815	1,107,533
Hub Group, Inc., Class A†	1,060	69,663
United Parcel Service, Inc., Class B	9,704	1,978,258

		3,226,732

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	3,435	586,389
Knight-Swift Transportation Holdings, Inc.	552	26,010
Landstar System, Inc.	160	27,565
Saia, Inc.†	115	26,968
XPO Logistics, Inc.†	670	93,210

		760,142

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	21,640	686,204

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	505	45,445

Water — 0.1%
American Water Works Co., Inc.	1,950	304,180
Essential Utilities, Inc.	1,143	53,870

		358,050

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,170	101,579
VeriSign, Inc.†	767	167,797

		269,376

Web Portals/ISP — 2.9%
Alphabet, Inc., Class A†	896	2,108,736
Alphabet, Inc., Class C†	4,967	11,971,066
NAVER Corp.	1,327	427,615
Z Holdings Corp.	56,200	259,231

		14,766,648

Wire & Cable Products — 0.1%
Prysmian SpA	13,044	408,347

Wireless Equipment — 0.1%
Maxar Technologies, Inc.	930	36,093
Motorola Solutions, Inc.	769	144,803
Ubiquiti, Inc.	158	45,082

		225,978

Total Common Stocks (cost $297,075,556)		393,626,535

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc. Series F(1)(2)	3,494	128,754

Decision Support Software — 0.0%
Databricks, Inc. Series G(1)(2)	100	17,737

Electric-Integrated — 0.1%
AES Corp.	1,508	164,357
Southern Co. 6.75%	1,599	83,787

		248,144

Multimedia — 0.0%
ViacomCBS, Inc. Series A	307	22,270

Total Convertible Preferred Securities (cost $399,977)		416,905

ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	44,913	45,385
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	163,208	162,737
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	52,802	52,764
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	71,701
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	74,625	76,665
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	103,873
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	102,031
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	112,025
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.12% (1 ML+1.00%) due 07/15/2037*(5)	43,000	42,974
BFLD Trust FRS Series 2019-DPLO, Class C 1.66% (1 ML+1.54%) due 10/15/2034*(5)	55,000	54,862
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	100,000	104,215
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	75,000	80,468
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)(4)	45,122	45,342
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	100,261	102,350
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	83,127
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.41% (1 ML+1.30%) due 11/15/2037*(5)	98,299	98,422
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	69,118	69,455
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	28,955	29,058
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*	94,763	97,957
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	10,036	10,070
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	103,641
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	100,000	100,543
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	55,000	55,032
Galton Funding Mtg. Trust VRS Series 2019-1, Class A42 4.00% due 02/25/2059*(3)(4)	7,287	7,314
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	103,301
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.74% (1 ML+1.63%) due 12/15/2036*(5)	30,000	29,793
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 10/25/2050*(3)(4)	61,817	63,104

Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	45,921	46,633
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.95% (1 ML+0.83%) due 08/25/2050*(4)	13,729	13,840
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	12,562	13,055
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	30,308	31,260
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	27,783	28,584
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	52,171	53,810
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.25% (1 ML+1.10%) due 04/15/2038*(3)(5)	205,000	204,816
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	62,598
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	63,850	65,195
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	92,692	92,669
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	48,658	49,977
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	83,850	86,326
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.69% (1 ML+1.59%) due 04/15/2032*(5)	100,000	98,115
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.21% (1 ML+1.10%) due 10/25/2059*(4)	55,595	56,559
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.35% (3 ML+1.15%) due 07/15/2034*	255,000	255,000
Palmer Square CLO, Ltd. FRS Series 2020-3A, Class A1A 1.60% (3 ML+1.37%) due 11/15/2031*	250,000	250,906
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	92,625	92,851
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	31,294	31,517
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	18,683	19,123
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	33,235	34,516
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	173,440	171,429
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	100,000	102,944
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	41,701	42,925
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	56,172	58,553
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	85,990	86,204
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	83,787
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	66,150	67,404
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	63,740	64,440
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	40,902

Total Asset Backed Securities (cost $4,271,912)		4,314,147

U.S. CORPORATE BONDS & NOTES — 5.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	54,515

Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	31,850
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	55,282

Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	58,798

		145,930

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,745

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	137,150	136,989
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,583
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	96,897	103,970

		261,542

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	27,337
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	250,000	301,592
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	156,104
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	28,881
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	120,000	125,978
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	27,951

		667,843

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	82,019
General Motors Co. Senior Notes 4.00% due 04/01/2025	150,000	163,730
General Motors Financial Co., Inc. Senior Notes 2.40% due 04/10/2028	300,000	300,516
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	107,018
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,038
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	80,000	78,643
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	50,381
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	46,202
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,821
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,388
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	216,399

		1,134,155

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	107,591
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,014

		137,605

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	64,101
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	65,494
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	93,186

		222,781

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp./The Senior Notes 1.65% due 07/14/2028	350,000	348,915

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	46,019
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	98,524
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	175,000	180,048

Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	510,000	503,067
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	9,000	9,245
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	93,177

		930,080

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	40,077

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	150,000	163,677
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	330,000	367,929
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	64,573

		596,179

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	115,000	124,760

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	56,481

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	170,000	159,733
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	125,000	135,300
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,322
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	67,632
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	30,921
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	365,000	410,978
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	295,000	268,416

		1,100,302

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,866

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	30,000	31,934

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	54,624

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	52,261
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,518

		62,779

Commercial Services-Finance — 0.0%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	110,687

Computers — 0.1%
Apple, Inc. Senior Notes 1.25% due 08/20/2030	125,000	117,464
Apple, Inc. Senior Notes 1.65% due 05/11/2030	100,000	97,073
Apple, Inc. Senior Notes 2.75% due 01/13/2025	150,000	160,520
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	73,838
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	109,877
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	56,117

		614,889

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	54,297

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	112,570

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	37,950

Diversified Banking Institutions — 0.8%
Bank of America Corp. FRS Senior Notes 0.85% (3 ML+0.65%) due 06/25/2022	50,000	50,044
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	150,000	150,898
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	200,000	201,556
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	93,894
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	82,747
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	380,000	439,963
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,260
Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	440,000	441,318
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	150,000	160,839
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	100,000	111,177
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	31,069
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	150,000	152,860
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	138,750
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	275,000	323,138
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	51,970
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	75,000	75,281
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	150,000	151,461
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	440,000	451,944
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	120,000	126,859
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	110,963
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	109,862
Morgan Stanley Senior Notes 2.19% due 04/28/2026	150,000	155,911
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	108,316
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	82,504
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	164,173
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	125,000	133,768

		4,151,525

Diversified Manufacturing Operations — 0.0%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	108,501
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	65,390

		173,891

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	36,652

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	275,000	294,773
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	85,435

		380,208

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	115,000	130,609
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	27,721

		158,330

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	29,768
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	110,598
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,419

		176,785

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	36,344

Electric-Integrated — 0.2%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	89,612
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,097
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	57,180
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	27,089
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,486
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,647
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	300,000	313,095
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	52,650
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	32,399
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,545
Exelon Corp. Senior Notes 3.40% due 04/15/2026	125,000	136,061
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,255
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	29,834
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	33,437
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	53,587
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	28,876
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	63,925
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	28,376
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	105,336

		1,161,487

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	58,344

Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,026
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	67,340
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	33,947

		111,313

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	27,751

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	125,000	130,072

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	200,000	227,350

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	60,891

Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	88,982
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	125,000	135,693
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	71,451
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	21,112

		378,129

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,314

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	63,939

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	32,102

Food-Misc./Diversified — 0.1%
GE Capital Funding LLC 4.40% due 05/15/2030	200,000	227,928

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	83,688
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	124,922
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	25,000	28,872

		237,482

Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	87,264
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	34,773
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	32,307
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	57,329

		211,673

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	68,928
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	7,000	7,436
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	55,263
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	28,325
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	122,443
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	27,691
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	28,970
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	194,526
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	28,722
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	32,206

		594,510

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,926
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	87,790
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	20,000	20,283
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,235

		165,234

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	27,137
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	62,174

		89,311

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	60,603

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	201,556
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	105,576

		307,132

Medical Labs & Testing Services — 0.1%
Banner Health Notes 1.90% due 01/01/2031	50,000	48,409
Banner Health Notes 2.91% due 01/01/2051	265,000	250,836

		299,245

Medical Products — 0.1%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	77,239
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	117,000	125,406

		202,645

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	82,596

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	110,000	124,971
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	125,000	148,737
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	36,000	40,183
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	106,667
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	96,976

		517,534

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	137,951
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	34,601
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	150,000	143,496
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	30,904
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	94,629

		441,581

Medical-Hospitals — 0.2%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	50,496
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	42,331
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	55,000	56,174
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	319,145
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	72,211
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	136,093
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	95,832
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	11,451
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	61,150

		844,883

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	43,613
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	125,000	137,397

		181,010

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	42,223
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	32,905

		75,128

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	100,969
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	115,000	114,150
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	58,360
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	50,567
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	103,594
Hess Corp. Senior Notes 4.30% due 04/01/2027	125,000	138,585
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	27,874
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	110,000	109,725
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	55,000	54,212

		758,036

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	150,000	142,673
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	125,000	128,537
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	41,341

		312,551

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	280,000	295,431

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,942

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	125,000	131,233
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	53,920
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	13,000	13,880
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	53,539
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	30,346
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	60,000	56,707
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	330,000	304,092
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	55,386
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	122,823

		821,926

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	57,023
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	56,132
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	20,471
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	16,163
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	66,931
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	35,000	40,125
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	86,983
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	55,377
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	68,051
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	27,680
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	28,142

Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	23,247

		546,325

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	120,576
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	48,522
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	60,050
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	26,417
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	49,379
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	165,000	157,411
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	78,103
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	100,270
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	17,551
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	59,558
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	125,000	129,426
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	32,161
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	43,807
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	59,946
Prologis LP Senior Notes 2.13% due 04/15/2027	115,000	118,664
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	51,802
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	105,711
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	25,000	25,155
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	73,634
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	27,791
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	67,925
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	98,292

		1,552,151

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	56,719

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	97,263
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	69,429
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,294
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	27,517
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	105,031

		353,534

Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.30% due 04/22/2024	150,000	161,770
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	53,250

		215,020

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	68,656

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	59,923

Northwestern University Bonds 2.64% due 12/01/2050	75,000	72,610
Stanford University Notes 1.29% due 06/01/2027	70,000	69,959
University of Southern California Senior Notes 2.95% due 10/01/2051	400,000	403,158

		605,650

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	90,000	90,083
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	31,986

		122,069

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	51,346
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	39,238

		90,584

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	125,000	121,797
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	280,000	265,280
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	102,626
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	130,000	127,888
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	64,000	60,863
Verizon Communications Sr Unsecured 10/30 1.68 1.68% due 10/30/2030	113,000	113,642
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	113,000	105,845
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	490,000	453,694
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	35,000	36,062
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	35,000	31,226
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	158,584
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	35,428

		1,612,935

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	115,000	120,265
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	72,535

		192,800

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	47,906

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	65,711

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	28,778
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	29,037
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	28,745
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	72,851
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	110,000	112,226

		271,637

Total U.S. Corporate Bonds & Notes (cost $26,276,677)		26,827,120

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	83,233
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	125,000	136,577

		219,810

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,188

Banks-Commercial — 0.2%
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	205,229
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	247,303
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	71,770
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,044
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	280,000	281,272

		830,618

Beverages-Non-alcoholic — 0.0%
Coca-Cola European Partners PLC Senior Notes 1.50% due 01/15/2027*	200,000	199,499

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,052

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	206,467
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	72,799

		279,266

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	54,477

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	204,848

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	211,752
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	236,844
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	221,494
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	200,000	201,351
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	276,291
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	207,001
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	222,044
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	207,641
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	55,417
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	207,729
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	58,878
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	257,325

		2,363,767

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	197,042

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,712

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,381
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	31,759
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	81,982

		278,122

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,213

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	52,492
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	212,732

		265,224

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	218,571

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	206,945

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	125,000	129,663
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	70,764
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	32,643
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	26,268
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	60,584

		319,922

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	27,194
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	54,388
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	325,000	354,070
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	37,491
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	27,192
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	10,000	10,877
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	163,330
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	102,034

		776,576

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	216,000

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	125,000	133,791
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	142,332
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,677

		301,800

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	98,134

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	38,843

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	223,392

Total Foreign Corporate Bonds & Notes (cost $7,154,603)		7,361,021

U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-HQA5, Class M1 1.11% (SOFR30A+1.10%) due 11/25/2050*(4)	40,348	40,361
Series 2018-DNA1, Class M2AT 1.16% (1 ML+1.05%) due 07/25/2030(4)	60,472	60,189
Series 2018-HQA1, Class M2AS 1.21% (1 ML+1.10%) due 09/25/2030(4)	47,727	47,809
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS Series 2021-HQA1, Class M1 0.72% (SOFR30A+0.70%) due 08/25/2033*(4)	35,000	35,000
Series 2021-DNA2, Class M1 0.81% (SOFR30A+0.80%) due 08/25/2033*(4)	90,000	90,050

Series 2020-DNA6, Class M1 0.92% (SOFR30A+0.90%) due 12/25/2050*(4)	30,019	30,030
Series 2021-DNA3, Class M2 2.11% (SOFR30A+2.10%) due 10/25/2033*(4)	50,000	50,721

		354,160

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.86% (1 ML+0.75%) due 01/25/2040*(4)	2,120	2,120

Government National Mtg. Assoc. — 0.0%
2.50% due 05/20/2050	69,000	71,685
3.00% due 06/20/2032	14,610	15,422
3.00% due 12/20/2034	12,519	13,181
3.00% due 01/20/2035	11,227	11,821
3.00% due 05/20/2035	2,798	2,946
3.00% due 10/20/2049	2,559	2,649
3.00% due 01/20/2050	6,124	6,340
3.00% due 02/20/2050	6,307	6,495
3.00% due 03/20/2050	1,474	1,516
3.00% due 05/20/2050	19,956	20,409
3.00% due 07/20/2050	8,222	8,610
3.50% due 09/20/2049	5,201	5,620
3.50% due 10/20/2049	4,492	4,898
3.50% due 01/20/2050	10,385	11,221
3.50% due 02/20/2050	7,916	8,540
4.50% due 02/20/2046	6,366	7,139
4.50% due 08/20/2047	7,573	8,298
5.00% due 12/20/2048	12,039	13,178
5.50% due 03/20/2049	2,419	2,676
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.51% (1 ML+0.40%) due 06/20/2049(4)	27,173	27,327

		249,971

Total U.S. Government Agencies (cost $604,204)		606,251

U.S. GOVERNMENT TREASURIES — 9.6%
United States Treasury Bonds — 2.9%
1.13% due 05/15/2040	1,205,000	1,007,116
1.13% due 08/15/2040	623,000	518,842
1.25% due 05/15/2050	114,000	88,297
1.38% due 11/15/2040	360,000	313,425
1.38% due 08/15/2050	1,033,000	826,884
1.63% due 11/15/2050	340,000	290,381
1.88% due 02/15/2041	1,945,000	1,848,966
1.88% due 02/15/2051	1,293,000	1,174,408
2.00% due 02/15/2050	1,533,000	1,435,391
2.25% due 08/15/2046*	102,000	101,147
2.25% due 08/15/2049	755,000	747,037
2.38% due 11/15/2049	100,000	101,695
2.50% due 02/15/2045	99,500	103,725
2.50% due 05/15/2046	50,200	52,249
2.75% due 08/15/2047(6)	505,000	550,943
2.75% due 11/15/2047	175,300	191,385
2.88% due 08/15/2045	52,000	57,925
2.88% due 11/15/2046	59,000	65,760
2.88% due 05/15/2049	90,000	100,941
3.00% due 11/15/2045	77,500	88,271
3.00% due 02/15/2047	21,000	23,964
3.00% due 05/15/2047	83,200	94,988
3.00% due 02/15/2048	138,000	157,832
3.00% due 08/15/2048	385,500	441,413
3.00% due 02/15/2049	115,000	131,967
3.13% due 11/15/2041	305,000	353,717
3.13% due 05/15/2048	180,500	211,227
3.38% due 05/15/2044	57,000	68,756
3.38% due 11/15/2048	30,000	36,762
3.50% due 02/15/2039	2,040,000	2,482,425
3.63% due 02/15/2044	61,000	76,402
3.88% due 08/15/2040	630,000	808,098
4.75% due 02/15/2041	27,000	38,631

		14,590,970

United States Treasury Notes — 6.7%
0.13% due 01/31/2023	5,620,000	5,617,805
0.25% due 05/31/2025	4,295,000	4,228,226
0.25% due 08/31/2025	3,355,000	3,289,866
0.38% due 03/31/2022	480,000	481,388
0.38% due 04/30/2025	4,085,000	4,047,022
0.38% due 11/30/2025	500,000	491,211
0.38% due 12/31/2025	600,000	588,680
0.38% due 01/31/2026	3,040,000	2,978,487
0.63% due 05/15/2030	425,000	390,751
0.63% due 08/15/2030	14,000	12,821
0.75% due 03/31/2026	535,000	532,659
0.88% due 11/15/2030	412,000	385,027
1.13% due 02/15/2031	747,000	712,918
1.50% due 10/31/2024	80,000	82,831
1.50% due 11/30/2024	990,000	1,025,153
2.00% due 05/31/2024	2,470,000	2,593,693
2.50% due 01/31/2024	1,645,000	1,744,535
2.63% due 02/28/2023	960,000	1,003,200
2.75% due 08/31/2023	1,180,000	1,249,233
2.88% due 04/30/2025	2,085,000	2,272,487
0.13% due 10/15/2025 TIPS(8)	91,212	100,133

		33,828,126

Total U.S. Government Treasuries (cost $48,878,418)		48,419,096

MUNICIPAL BONDS & NOTES — 0.5%
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	104,769

Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	73,546
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	30,000	29,919
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	214,168
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	35,158
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	60,669
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	62,413
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	137,547
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	29,108
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	148,468
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	80,889
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	30,737
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	123,511
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	68,707
Maryland Stadium Authority Revenue Bonds 2.36% due 05/01/2035	170,000	164,439
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	12,645
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	68,972
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	42,574
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	48,000	70,685
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	113,754
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	67,670
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds 3.35% due 05/01/2051	175,000	176,227
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,392
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	81,718
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	134,594
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	123,697
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	27,513
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	136,599
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	29,891

Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	105,103

Total Municipal Bonds & Notes (cost $2,437,085)		2,561,082

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	91,230
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	28,359
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	77,047

		196,636

Sovereign — 0.0%
United Mexican States Senior Notes 2.66% due 05/24/2031	200,000	192,248

Total Foreign Government Obligations (cost $386,121)		388,884

Total Long-Term Investment Securities (cost $387,484,553)		484,521,041

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(7)	19,984,009	19,984,009
T. Rowe Price Treasury Reserve Fund 0.02%(7)	103	103
Total Short-Term Investment Securities (cost $19,984,112)		19,984,112

TOTAL INVESTMENTS (cost $407,468,665)	100.3%	504,505,153
Liabilities in excess of other assets	(0.3)	(1,567,425)

NET ASSETS	100.0%	$502,937,728

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $11,292,939 representing 2.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$13,784	$8.07	0.00%
Convertible Preferred Securities
Rivian Automotive, Inc., Series F	01/28/2021	3,494	128,754	128,754	36.85	0.03
Databricks, Inc., Series G	02/01/2021	100	17,737	17,737	177.37	0.00

				$160,275		0.03%

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of April 30, 2021.
(8)	Principal amount of security is adjusted for inflation.

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
CLO — Collateralized Loan Obligation
CVR — Contingent Value Rights
FRS — Floating Rate Security
NASDAQ — National Association of Securities Dealers Automated Quotations
REMIC — Real Estate Mortgage Investment Conduit
RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR — Swedish Depositary Receipt
TIPS — Treasury Inflation Protected Securities
VRS — Variable Rate Security
XAMS — Euronext Amsterdam Stock Exchange

The rates shown on FRS and VRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR
3 ML — 3 Month USD LIBOR
SOFR30A — Secured Overnight Financing Rate 30 Day Average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Short	U.S. 10 Year Ultra	June 2021	$743,180	$727,734	$15,446

						Unrealized (Depreciation)
7	Long	U.S. Treasury 2 Year Notes	June 2021	$1,546,338	$1,545,305	$(1,033)
9	Long	U.S. Treasury 5 Year Notes	June 2021	1,119,568	1,115,438	(4,130)
2	Long	U.S. Treasury Long Bonds	June 2021	315,964	314,500	(1,464)
1	Long	U.S. Ultra Bonds	June 2021	189,790	185,906	(3,884)

						$(10,511)

		Net Unrealized Appreciation (Depreciation)				$4,935

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	6/20/2026	0.5048%	$3,200	$77,368	$2,118

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$13,784	$13,784
Medical - Biomedical/Gene	—	—		0	0
Other Industries	319,198,616	74,414,135	**	—	393,612,751
Convertible Preferred Securities
Auto-Cars/Light Trucks	—	—		128,754	128,754
Decision Support Software	—	—		17,737	17,737
Other Industries	270,414	—		—	270,414
Asset Backed Securities:	—	4,314,147		—	4,314,147
U.S. Corporate Bonds & Notes	—	26,827,120		—	26,827,120
Foreign Corporate Bonds & Notes	—	7,361,021		—	7,361,021
U.S. Government Agencies	—	606,251		—	606,251
U.S. Government Treasuries	—	48,419,096		—	48,419,096
Municipal Bonds & Notes	—	2,561,082		—	2,561,082
Foreign Government Obligations	—	388,884		—	388,884
Short-Term Investment Securities	19,984,112	—		—	19,984,112

Total Investments at Value	$339,453,142	$164,891,736		$160,275	$504,505,153

Other Financial Instruments:†
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	$—	$2,118		$—	$2,118
Futures Contracts	15,446	—		—	15,446

Total Other Financial Instruments	$15,446	$2,118		$—	$17,564

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,512	$—		$—	$10,512

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 57.7%
Advertising Agencies — 0.1%
WPP PLC	153,469	$2,067,050

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	11,851	1,010,601

Aerospace/Defense — 0.1%
Boeing Co.†	4,191	981,993
Teledyne Technologies, Inc.†	1,505	673,864
TransDigm Group, Inc.†	119	73,035

		1,728,892

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	3,072	642,755
Meggitt PLC†	310,558	1,997,911
Safran SA†	9,489	1,416,257

		4,056,923

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,727	181,244

Airlines — 0.1%
Southwest Airlines Co.†	30,794	1,933,247
United Airlines Holdings, Inc.†	7,471	406,423

		2,339,670

Apparel Manufacturers — 0.2%
Kering SA	2,046	1,638,957
Samsonite International SA†*	300,600	556,549
VF Corp.	6,979	611,779

		2,807,285

Applications Software — 2.7%
Intuit, Inc.	13,708	5,649,889
Microsoft Corp.	142,135	35,843,605
Roper Technologies, Inc.	4,116	1,837,547
ServiceNow, Inc.†	8,005	4,053,492

		47,384,533

Athletic Footwear — 0.2%
NIKE, Inc., Class B	19,109	2,534,236

Audio/Video Products — 0.2%
Panasonic Corp.	123,200	1,454,162
Sony Group Corp.	22,000	2,201,857

		3,656,019

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	2,779	593,011
General Motors Co.†	48,713	2,787,358
Honda Motor Co., Ltd.	24,000	710,132
Suzuki Motor Corp.	28,900	1,097,857
Tesla, Inc.†	2,537	1,799,849
Toyota Motor Corp.	48,500	3,636,914

		10,625,121

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	3,788	954,728
PACCAR, Inc.	10,431	937,538

		1,892,266

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	4,731	680,744
Autoliv, Inc. SDR†	12,418	1,252,843
Denso Corp.	20,200	1,305,698
Magna International, Inc.	37,641	3,554,063
Stanley Electric Co., Ltd.	37,600	1,077,507

		7,870,855

Banks-Commercial — 1.2%
Australia & New Zealand Banking Group, Ltd.	72,715	1,611,668
Citizens Financial Group, Inc.	17,384	804,532
DBS Group Holdings, Ltd.	50,900	1,144,718
DNB ASA	151,016	3,244,571
Erste Group Bank AG†	31,630	1,125,184
ING Groep NV	198,886	2,542,719
Intesa Sanpaolo SpA†	386,898	1,082,290
National Bank of Canada	39,530	2,873,857
Signature Bank	1,648	414,489
Standard Chartered PLC	90,277	647,972
Sumitomo Mitsui Trust Holdings, Inc.	28,900	984,377
Svenska Handelsbanken AB, Class A	162,838	1,888,899
United Overseas Bank, Ltd.	90,200	1,803,116

		20,168,392

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp.	4,317	215,332
State Street Corp.	1,013	85,041

		300,373

Banks-Super Regional — 0.8%
Fifth Third Bancorp	36,069	1,462,237
Huntington Bancshares, Inc.	69,224	1,060,512
PNC Financial Services Group, Inc.	13,087	2,446,615
Wells Fargo & Co.	207,066	9,328,323

		14,297,687

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	31,524	1,701,666
Keurig Dr Pepper, Inc.	14,244	510,647
Monster Beverage Corp.†	3,671	356,271
PepsiCo, Inc.	9,745	1,404,839

		3,973,423

Beverages-Wine/Spirits — 0.1%
Diageo PLC	52,522	2,357,758

Brewery — 0.1%
Kirin Holdings Co., Ltd.	42,500	797,613

Building & Construction Products-Misc. — 0.0%
Imerys SA	792	41,210

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	8,547	532,820

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	942	332,639
Vulcan Materials Co.	3,515	626,514

		959,153

Building-Residential/Commercial — 0.1%
NVR, Inc.†	74	371,340
Persimmon PLC	37,321	1,613,693

		1,985,033

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,544	1,039,807
Comcast Corp., Class A	68,569	3,850,149
DISH Network Corp., Class A†	1,307	58,540

Liberty Broadband Corp., Class C†	4,073	662,759

		5,611,255

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	4,247	260,171
MGM Resorts International	8,695	354,060
Wynn Resorts, Ltd.†	3,866	496,395

		1,110,626

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	7,540	996,260
Vodafone Group PLC ADR	95,261	1,805,196

		2,801,456

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	145,900	1,535,599
BASF SE	21,617	1,743,393
Celanese Corp.	805	126,103
Covestro AG*	21,050	1,377,230
Croda International PLC	845	78,922
Huntsman Corp.	1,803	51,692
Johnson Matthey PLC	50,025	2,244,771
PPG Industries, Inc.	16,353	2,800,288
Quaker Chemical Corp.	315	76,340
Tosoh Corp.	12,500	221,506
Westlake Chemical Corp.	1,936	181,771

		10,437,615

Chemicals-Specialty — 0.2%
Albemarle Corp.	841	141,431
Atotech, Ltd.†	4,242	91,500
Borregaard ASA	2,568	56,651
Element Solutions, Inc.	2,090	45,729
International Flavors & Fragrances, Inc.	8,861	1,259,768
Koninklijke DSM NV	552	98,987
Shin-Etsu Chemical Co., Ltd.	500	84,485
Umicore SA	25,977	1,578,491

		3,357,042

Coatings/Paint — 0.3%
Akzo Nobel NV	17,870	2,145,918
RPM International, Inc.	2,986	283,192
Sherwin-Williams Co.	10,022	2,744,725

		5,173,835

Commercial Services — 0.2%
Amadeus IT Group SA†	12,669	862,710
Cintas Corp.	902	311,316
CoStar Group, Inc.†	1,325	1,132,120
TechnoPro Holdings, Inc.	17,500	1,286,738

		3,592,884

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	96	17,951
Equifax, Inc.	4,982	1,142,024
FleetCor Technologies, Inc.†	2,920	840,142
Global Payments, Inc.	25,539	5,481,436
PayPal Holdings, Inc.†	20,908	5,483,959
S&P Global, Inc.	4,421	1,725,914
Square, Inc., Class A†	547	133,917

		14,825,343

Communications Software — 0.1%
Zoom Video Communications, Inc., Class A†	4,400	1,406,108

Computer Aided Design — 0.1%
Synopsys, Inc.†	6,252	1,544,619

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,186	247,293
Fortinet, Inc.†	3,007	614,119

		861,412

Computer Services — 0.4%
Accenture PLC, Class A	5,118	1,484,066
Cognizant Technology Solutions Corp., Class A	8,959	720,304
Leidos Holdings, Inc.	5,159	522,503
NTT Data Corp.	155,900	2,423,878
Teleperformance	3,747	1,446,942

		6,597,693

Computer Software — 0.1%
Citrix Systems, Inc.	5,689	704,583
MongoDB, Inc.†	669	199,001
Snowflake, Inc., Class A†	560	129,690
Splunk, Inc.†	4,095	517,690
Twilio, Inc., Class A†	1,112	408,993

		1,959,957

Computers — 1.3%
Apple, Inc.	176,748	23,235,292

Consulting Services — 0.1%
Worley, Ltd.	156,275	1,299,541

Consumer Products-Misc. — 0.0%
Clorox Co.	649	118,443

Containers-Metal/Glass — 0.1%
Ball Corp.	10,622	994,644
Crown Holdings, Inc.	2,504	274,939

		1,269,583

Containers-Paper/Plastic — 0.6%
Amcor PLC CDI	91,077	1,063,742
Graphic Packaging Holding Co.	2,430	45,077
Packaging Corp. of America	24,959	3,685,196
Sealed Air Corp.	11,655	575,757
WestRock Co.	95,092	5,301,379

		10,671,151

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,304	266,633
Estee Lauder Cos., Inc., Class A	2,010	630,738
L’Oreal SA	7,667	3,148,762
Pola Orbis Holdings, Inc.	16,500	427,950
Procter & Gamble Co.	14,762	1,969,546
Unilever PLC	98,849	5,795,959

		12,239,588

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	228	36,168
DocuSign, Inc.†	1,757	391,706

Fidelity National Information Services, Inc.	16,788	2,566,885
Fiserv, Inc.†	46,560	5,592,787

		8,587,546

Decision Support Software — 0.0%
MSCI, Inc.	656	318,665

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	510	303,720
DENTSPLY SIRONA, Inc.	6,203	418,765

		722,485

Diagnostic Equipment — 0.8%
Danaher Corp.	30,013	7,621,501
Thermo Fisher Scientific, Inc.	13,506	6,350,927

		13,972,428

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	42,545	2,094,327

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	44,850	64,904

Distribution/Wholesale — 0.1%
Bunzl PLC	27,689	889,698
Copart, Inc.†	179	22,287
Toromont Industries, Ltd.	611	48,715

		960,700

Diversified Banking Institutions — 2.1%
Bank of America Corp.	230,035	9,323,318
BNP Paribas SA†	42,591	2,734,754
Goldman Sachs Group, Inc.	16,879	5,881,488
JPMorgan Chase & Co.	24,844	3,821,256
Lloyds Banking Group PLC	2,506,813	1,572,248
Macquarie Group, Ltd.	12,840	1,588,686
Mitsubishi HC Capital, Inc.	234,900	1,255,271
Morgan Stanley	120,387	9,937,947

		36,114,968

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	463,186

Diversified Manufacturing Operations — 1.1%
3M Co.	4,947	975,251
General Electric Co.	857,698	11,252,998
Illinois Tool Works, Inc.	487	112,234
Parker-Hannifin Corp.	1,481	464,752
Siemens AG	38,416	6,411,559
Textron, Inc.	12,161	781,223

		19,998,017

Diversified Minerals — 0.3%
BHP Group PLC	78,525	2,372,373
BHP Group, Ltd.	62,572	2,274,510
Lundin Mining Corp.	13,044	157,591
Sumitomo Metal Mining Co., Ltd.	1,200	50,989
Teck Resources, Ltd., Class B	37,165	786,783

		5,642,246

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	6,008	1,494,851

E-Commerce/Products — 2.6%
Alibaba Group Holding, Ltd. ADR†	21,673	5,005,379
Amazon.com, Inc.†	9,637	33,415,527
ASOS PLC†	34,517	2,490,411
Coupang, Inc.†	12,648	529,951
Etsy, Inc.†	2,945	585,437
JD.com, Inc. ADR†	1,312	101,496
Pinduoduo, Inc. ADR†	1,812	242,681
Sea, Ltd. ADR†	13,785	3,481,264
THG PLC†	32,380	277,222
Wayfair, Inc., Class A†	70	20,690

		46,150,058

E-Commerce/Services — 0.3%
Airbnb, Inc., Class A†	494	85,319
Booking Holdings, Inc.†	1,087	2,680,629
DoorDash, Inc., Class A†	1,721	246,395
Match Group, Inc.†	12,601	1,961,094
Opendoor Technologies, Inc.†	8,211	166,437

		5,139,874

E-Marketing/Info — 0.1%
CyberAgent, Inc.	103,800	2,130,274

E-Services/Consulting — 0.0%
CDW Corp.	2,203	392,861

Electric Products-Misc. — 0.1%
Emerson Electric Co.	440	39,815
Legrand SA	14,450	1,406,844

		1,446,659

Electric-Distribution — 0.4%
National Grid PLC	149,087	1,879,403
Sempra Energy	38,007	5,228,623

		7,108,026

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	51,300	818,830
Engie SA†	172,469	2,564,208

		3,383,038

Electric-Integrated — 0.9%
AES Corp.	24,173	672,493
Ameren Corp.	19,418	1,647,423
American Electric Power Co., Inc.	3,245	287,864
Dominion Energy, Inc.	14,814	1,183,639
DTE Energy Co.	3,958	554,199
Entergy Corp.	4,465	487,980
Evergy, Inc.	18,182	1,163,102
Iberdrola SA	1,347	18,224
IDACORP, Inc.	288	29,514
NextEra Energy, Inc.	38,116	2,954,371
Public Service Enterprise Group, Inc.	30,079	1,899,790
Southern Co.	65,187	4,313,424
WEC Energy Group, Inc.	7,251	704,580
Xcel Energy, Inc.	3,970	283,061

		16,199,664

Electronic Components-Misc. — 0.2%
Hubbell, Inc.	8,400	1,612,884

Murata Manufacturing Co., Ltd.	26,000	2,064,906

		3,677,790

Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	32,848	2,681,054
Broadcom, Inc.	14,798	6,750,848
Hamamatsu Photonics KK	24,600	1,424,984
Intel Corp.	833	47,922
Marvell Technology, Inc.	21,594	976,265
Microchip Technology, Inc.	14,559	2,188,072
Micron Technology, Inc.†	34,386	2,959,603
Monolithic Power Systems, Inc.	487	175,992
NVIDIA Corp.	7,303	4,384,575
Samsung Electronics Co., Ltd.	65,447	4,782,364
SUMCO Corp.	1,700	43,928
Texas Instruments, Inc.	19,043	3,437,452
Xilinx, Inc.	6,741	862,578

		30,715,637

Electronic Connectors — 0.1%
Amphenol Corp., Class A	16,262	1,095,083
TE Connectivity, Ltd.	3,830	515,020

		1,610,103

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	22,223	2,969,881
Fortive Corp.	20,846	1,476,314
Keysight Technologies, Inc.†	808	116,635
Trimble, Inc.†	3,363	275,766

		4,838,596

Energy-Alternate Sources — 0.0%
Array Technologies, Inc.†	1,837	51,730
Shoals Technologies Group, Inc., Class A†	1,051	33,706

		85,436

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	18,462	2,466,708

Enterprise Software/Service — 0.7%
Atlassian Corp. PLC, Class A†	2,271	539,499
Clarivate PLC†	6,939	193,806
Coupa Software, Inc.†	1,976	531,623
Paycom Software, Inc.†	547	210,272
salesforce.com, Inc.†	27,317	6,291,652
SAP SE	16,873	2,373,395
UiPath, Inc., Class A†	945	68,040
Veeva Systems, Inc., Class A†	1,562	441,187
Workday, Inc., Class A†	3,931	970,957

		11,620,431

Entertainment Software — 0.0%
Electronic Arts, Inc.	3,979	565,336
Playtika Holding Corp.†	4,002	111,176

		676,512

Finance-Credit Card — 1.1%
Capital One Financial Corp.	6,138	915,053
Mastercard, Inc., Class A	18,079	6,907,263
Visa, Inc., Class A	51,849	12,109,852

		19,932,168

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	82,455	5,804,832
Close Brothers Group PLC	21,901	480,416
Tradeweb Markets, Inc., Class A	4,031	327,640
XP, Inc., Class A†	9,226	365,350

		6,978,238

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	136,200	778,636

Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	38,441	1,261,272

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	3,148	328,557
CME Group, Inc.	3,041	614,252
Intercontinental Exchange, Inc.	8,633	1,016,190

		1,958,999

Fisheries — 0.0%
Mowi ASA ADR†	1,937	47,730

Food-Catering — 0.1%
Compass Group PLC†	83,905	1,821,418

Food-Confectionery — 0.1%
Barry Callebaut AG	529	1,167,848
Mondelez International, Inc., Class A	17,512	1,064,905

		2,232,753

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	475,100	1,864,136

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	4,859	376,330

Food-Misc./Diversified — 0.5%
Conagra Brands, Inc.	6,796	252,064
Nestle SA	75,144	8,958,483

		9,210,547

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	55,800	2,402,401

Forestry — 0.0%
West Fraser Timber Co., Ltd.	772	59,604

Gas-Distribution — 0.0%
Beijing Enterprises Holdings, Ltd.	163,500	534,040

Gold Mining — 0.2%
Agnico Eagle Mines, Ltd.	2,191	136,934
Alamos Gold, Inc., Class A	1,689	13,535
AngloGold Ashanti, Ltd.	3,842	79,165
B2Gold Corp.	9,206	44,339
Barrick Gold Corp.	14,896	317,395
Centamin PLC	10,382	15,411
Centerra Gold, Inc.	1,130	10,425
Cia de Minas Buenaventura SAA ADR†	2,513	24,426
Endeavour Mining Corp.	100	2,082
Evolution Mining, Ltd.	15,850	56,158
Franco-Nevada Corp.	1,950	271,650
Gold Fields, Ltd.	8,524	79,901

Kinross Gold Corp.	12,028	84,646
Kirkland Lake Gold, Ltd.	4,232	157,243
Newcrest Mining, Ltd.	6,088	123,564
Newmont Corp.	6,522	407,038
Northern Star Resources, Ltd.	23,524	188,743
Osisko Gold Royalties, Ltd.	903	10,902
Perseus Mining, Ltd.†	58,157	54,472
Polyus PJSC	334	61,825
Sandstorm Gold, Ltd.†	1,144	8,470
Sibanye Stillwater, Ltd.	28,626	133,240
Silver Lake Resources, Ltd.†	32,247	42,990
Torex Gold Resources, Inc.†	183	2,215
Wesdome Gold Mines, Ltd.†	7,386	54,442
Yamana Gold, Inc.	7,442	34,087
Zijin Mining Group Co., Ltd.	76,000	106,319

		2,521,617

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	17,826	2,294,206
Marriott International, Inc., Class A†	12,041	1,788,329
Whitbread PLC†	1,055	47,249

		4,129,784

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	41,900	1,895,253

Import/Export — 0.2%
Mitsubishi Corp.	44,900	1,241,348
Sumitomo Corp.	100,200	1,364,995

		2,606,343

Industrial Automated/Robotic — 0.2%
Omron Corp.	13,200	1,002,007
SMC Corp.	1,300	755,254
THK Co., Ltd.	26,900	916,164

		2,673,425

Industrial Gases — 0.5%
Air Liquide SA	12,326	2,076,073
Air Products & Chemicals, Inc.	419	120,873
Linde PLC	22,190	6,342,790

		8,539,736

Instruments-Controls — 0.3%
Honeywell International, Inc.	20,032	4,467,937

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	10,950	1,485,915

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	81,200	1,032,244
Aviva PLC	258,810	1,430,232
AXA SA	146,686	4,149,804
Challenger, Ltd.	126,336	498,175
Equitable Holdings, Inc.	127,962	4,380,139
Principal Financial Group, Inc.	2,148	137,193
Sun Life Financial, Inc.	54,364	2,932,821
Voya Financial, Inc.	2,617	177,485

		14,738,093

Insurance-Multi-line — 1.4%
Chubb, Ltd.	45,251	7,764,619
Direct Line Insurance Group PLC	131,331	517,172
Hartford Financial Services Group, Inc.	47,232	3,115,423
Loews Corp.	7,728	430,836
MetLife, Inc.	71,353	4,540,191
Ping An Insurance Group Co. of China, Ltd.	100,500	1,098,059
Sampo Oyj, Class A	56,703	2,698,509
Storebrand ASA	205,585	1,967,910
Zurich Insurance Group AG	4,807	1,972,726

		24,105,445

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	10,688	2,938,666
PICC Property & Casualty Co., Ltd.	1,300,000	1,274,802
Progressive Corp.	4,440	447,286
Tokio Marine Holdings, Inc.	43,700	2,093,934
Travelers Cos., Inc.	9,234	1,428,130

		8,182,818

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	13,315	3,851,170
RenaissanceRe Holdings, Ltd.	1,100	185,691

		4,036,861

Internet Application Software — 0.1%
Shopify, Inc., Class A†	895	1,058,346
Wix.com, Ltd.†	1,487	472,688
Zendesk, Inc.†	391	57,145

		1,588,179

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	69,487	22,588,834
Netflix, Inc.†	11,709	6,012,220
Pinterest, Inc., Class A†	13,720	910,596
Roku, Inc.†	838	287,409
Snap, Inc., Class A†	52,159	3,224,469
Spotify Technology SA†	3,863	973,940

		33,997,468

Internet Content-Information/News — 0.4%
IAC/InterActiveCorp†	2,086	528,738
Kuaishou Technology†*	2,400	80,723
Tencent Holdings, Ltd.	79,800	6,381,850

		6,991,311

Internet Security — 0.1%
NortonLifeLock, Inc.	39,257	848,344

Investment Companies — 0.1%
Melrose Industries PLC	899,260	2,024,564

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	15,845	877,337
Invesco, Ltd.	3,295	88,965
Raymond James Financial, Inc.	801	104,755

		1,071,057

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	21,828	4,979,185
Epiroc AB, Class B	5,178	101,615
Metso Outotec Oyj	4,113	46,192
Sandvik AB	1,755	43,352

Weir Group PLC†	2,903	76,906

		5,247,250

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	176,200	2,713,836

Machinery-Farming — 0.2%
AGCO Corp.	430	62,745
Alamo Group, Inc.	343	53,937
Deere & Co.	8,303	3,079,167
Lindsay Corp.	301	49,900
Toro Co.	516	59,134

		3,304,883

Machinery-General Industrial — 0.1%
Atlas Copco AB, Class B	1,200	62,323
Bucher Industries AG	87	45,639
Otis Worldwide Corp.	9,845	766,630

		874,592

Machinery-Material Handling — 0.1%
KION Group AG	22,479	2,241,525

Machinery-Pumps — 0.0%
Cactus, Inc., Class A	1,859	55,417
Flowserve Corp.	5,338	211,598
Ingersoll Rand, Inc.†	8,599	424,877

		691,892

Medical Instruments — 0.6%
Alcon, Inc.	10,001	750,735
Elekta AB, Series B	95,186	1,273,757
Intuitive Surgical, Inc.†	5,574	4,821,510
Medtronic PLC	27,816	3,641,671

		10,487,673

Medical Labs & Testing Services — 0.1%
Evotec SE†	24,540	1,021,413

Medical Products — 0.9%
Abbott Laboratories	22,107	2,654,608
Cooper Cos., Inc.	302	124,089
Hologic, Inc.†	5,267	345,252
Koninklijke Philips NV†	93,972	5,295,208
Siemens Healthineers AG*	30,253	1,729,929
Stryker Corp.	20,411	5,360,541

		15,509,627

Medical-Biomedical/Gene — 0.2%
Amgen, Inc.	2,938	704,062
Biogen, Inc.†	1,454	388,698
Exact Sciences Corp.†	90	11,864
Incyte Corp.†	8,127	693,883
Regeneron Pharmaceuticals, Inc.†	432	207,921
Seagen, Inc.†	864	124,209
Vertex Pharmaceuticals, Inc.†	7,754	1,691,923

		3,822,560

Medical-Drugs — 2.5%
AbbVie, Inc.	38,613	4,305,349
Astellas Pharma, Inc.	220,400	3,309,937
AstraZeneca PLC ADR	92,588	4,913,645
Bausch Health Cos., Inc.†	15,495	498,474
Bayer AG	41,147	2,661,749
Eli Lilly & Co.	21,941	4,010,157
GlaxoSmithKline PLC ADR	48,350	1,805,389
Ipsen SA	9,918	959,027
Johnson & Johnson	9,175	1,493,048
Merck & Co., Inc.	9,002	670,649
Novartis AG	48,934	4,179,867
Novo Nordisk A/S, Class B	8,670	640,809
Otsuka Holdings Co., Ltd.	39,600	1,523,908
Roche Holding AG	14,207	4,628,776
Sanofi	41,970	4,400,996
Sanofi ADR	11,767	616,238
Takeda Pharmaceutical Co., Ltd. ADR	41,259	689,025
Zoetis, Inc.	12,504	2,163,567

		43,470,610

Medical-HMO — 0.8%
Anthem, Inc.	11,700	4,438,863
Centene Corp.†	19,764	1,220,229
Humana, Inc.	1,994	887,809
UnitedHealth Group, Inc.	20,088	8,011,094

		14,557,995

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	25,650	5,157,189

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	606	113,661

Metal Processors & Fabrication — 0.0%
Timken Co.	495	41,516

Metal-Aluminum — 0.1%
Hindalco Industries, Ltd.	8,824	43,285
Norsk Hydro ASA	8,154	52,092
South32, Ltd.	471,518	1,046,752

		1,142,129

Metal-Copper — 0.2%
Antofagasta PLC	99,513	2,566,321
ERO Copper Corp.†	4,503	88,913
First Quantum Minerals, Ltd.	3,588	82,698
Freeport-McMoRan, Inc.	8,204	309,373
OZ Minerals, Ltd.	4,310	78,970
Southern Copper Corp.	1,964	136,321

		3,262,596

Metal-Diversified — 0.1%
Anglo American PLC	6,801	288,792
Boliden AB	8,193	319,309
Glencore PLC	59,954	244,201
KGHM Polska Miedz SA†	689	35,313
MMC Norilsk Nickel PJSC	403	137,722
Rio Tinto PLC	7,382	620,394
Rio Tinto, Ltd.	9,327	872,190

		2,517,921

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	8,151	141,929
Vale SA	18,719	375,686

		517,615

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	8,794	1,080,184

Multimedia — 0.3%
Walt Disney Co.†	31,006	5,767,736

Networking Products — 0.3%
Cisco Systems, Inc.	33,380	1,699,376
Telefonaktiebolaget LM Ericsson, Class B	221,528	3,045,355

		4,744,731

Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	17,700	80,282
IGO, Ltd.	399,414	2,297,142
Industrias Penoles SAB de CV†	1,495	19,205

		2,396,629

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	5,366	639,144

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	8,542	1,829,440

Oil Companies-Exploration & Production — 0.3%
Aker BP ASA	1,817	51,777
ConocoPhillips	33,295	1,702,706
Devon Energy Corp.	59,254	1,385,359
EOG Resources, Inc.	12,033	886,110
Hess Corp.	7,010	522,315
Lundin Energy AB	2,445	78,044
Magnolia Oil & Gas Corp., Class A†	3,151	35,480
Parex Resources, Inc.†	2,280	42,942
Pioneer Natural Resources Co.	768	118,142
Venture Global LNG, Inc., Series C†(1)(2)	3	16,696

		4,839,571

Oil Companies-Integrated — 0.5%
Chevron Corp.	9,141	942,163
Equinor ASA	126,264	2,553,922
Exxon Mobil Corp.	13,462	770,565
Galp Energia SGPS SA	12,785	147,284
Royal Dutch Shell PLC, Class B ADR	28,062	1,004,900
TOTAL SE	67,691	2,996,876
TOTAL SE ADR	7,180	317,930

		8,733,640

Oil Refining & Marketing — 0.1%
DCC PLC	16,533	1,434,417
Marathon Petroleum Corp.	5,794	322,436

		1,756,853

Oil-Field Services — 0.0%
ChampionX Corp.†	2,239	47,041
Halliburton Co.	32,498	635,661

		682,702

Optical Supplies — 0.1%
EssilorLuxottica SA	10,120	1,683,520

Paper & Related Products — 0.4%
International Paper Co.	83,418	4,838,244
Mondi PLC	5,255	142,554
Stora Enso Oyj, Class R	90,227	1,727,147
Svenska Cellulosa AB SCA, Class B	3,168	55,583
UPM-Kymmene Oyj	2,884	112,806

		6,876,334

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	14,452	1,003,691

Pharmacy Services — 0.2%
Cigna Corp.	13,545	3,372,840
CVS Health Corp.	5,467	417,679

		3,790,519

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	7,000	777,282

Pipelines — 0.0%
Enbridge, Inc.	1,502	57,932
TC Energy Corp.	1,786	88,354

		146,286

Platinum — 0.0%
Anglo American Platinum, Ltd.	596	81,674
Impala Platinum Holdings, Ltd.	8,437	157,956
Northam Platinum, Ltd.†	3,942	67,906

		307,536

Poultry — 0.0%
Sanderson Farms, Inc.	290	47,714

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	80,836	2,624,155
Generac Holdings, Inc.†	456	147,721
Schneider Electric SE	4,163	665,588

		3,437,464

Precious Metals — 0.0%
Polymetal International PLC	1,806	37,292
SSR Mining, Inc.	1,880	29,841
Wheaton Precious Metals Corp.	3,976	164,940

		232,073

Private Equity — 0.0%
KKR & Co., Inc., Class A	6,557	370,995

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	12,812	267,643
Agree Realty Corp.	72	5,066
Alexandria Real Estate Equities, Inc.	3,418	619,000
American Campus Communities, Inc.	4,483	202,676
American Tower Corp.	3,890	991,055
Apartment Income REIT Corp.	4,974	224,576
Apple Hospitality REIT, Inc.	13,248	210,113
AvalonBay Communities, Inc.	4,616	886,272
Camden Property Trust	10,695	1,288,534
Canadian Apartment Properties REIT	1,380	61,346
Crown Castle International Corp.	615	116,272
CubeSmart	7,202	304,933
CyrusOne, Inc.	1,485	108,153
Daiwa Office Investment Corp.	6	43,397
Derwent London PLC	2,377	109,285
Digital Realty Trust, Inc.	1,066	164,494
Douglas Emmett, Inc.	6,929	232,399
EastGroup Properties, Inc.	956	151,679
EPR Properties	273	13,025
Equinix, Inc.	3,033	2,186,065
Equity LifeStyle Properties, Inc.	6,869	476,709

Equity Residential	9,247	686,405
Essential Properties Realty Trust, Inc.	780	20,428
Essex Property Trust, Inc.	1,249	362,859
Federal Realty Investment Trust	679	76,618
Frasers Centrepoint Trust	14,300	26,089
Gecina SA	248	36,265
Goodman Group	6,036	88,006
Great Portland Estates PLC	145,235	1,389,908
Healthcare Realty Trust, Inc.	4,541	146,039
Healthcare Trust of America, Inc., Class A	4,329	127,143
Highwoods Properties, Inc.	1,349	60,422
Hoshino Resorts REIT, Inc.	7	41,131
Host Hotels & Resorts, Inc.†	1,605	29,147
Industrial & Infrastructure Fund Investment Corp.†	41	74,274
Inmobiliaria Colonial Socimi SA	6,503	65,937
Innovative Industrial Properties, Inc.	11	2,014
Japan Metropolitan Fund Investment Corp.	68	67,025
JBG SMITH Properties	1,113	36,295
Kilroy Realty Corp.	3,052	209,184
Lexington Realty Trust	452	5,532
Mapletree Industrial Trust	27,100	57,581
Mitsui Fudosan Logistics Park, Inc.	13	67,387
National Retail Properties, Inc.	525	24,371
Nippon Accommodations Fund, Inc.	9	53,412
Pebblebrook Hotel Trust	6,919	165,226
Prologis, Inc.	49,095	5,721,040
PS Business Parks, Inc.	1,055	171,300
Public Storage	1,524	428,488
Rayonier, Inc.	1,554	56,379
Realty Income Corp.	1,095	75,719
Regency Centers Corp.	3,929	250,120
Rexford Industrial Realty, Inc.	3,104	172,427
SBA Communications Corp.	220	65,938
Scentre Group	410,732	859,828
Shaftesbury PLC†	3,330	28,898
Simon Property Group, Inc.	2,490	303,133
SL Green Realty Corp.	1,909	141,285
Spirit Realty Capital, Inc.	262	12,455
STORE Capital Corp.	1,218	43,592
Summit Industrial Income REIT	8,770	111,378
Sun Communities, Inc.	649	108,273
Sunstone Hotel Investors, Inc.†	10,689	140,667
Terreno Realty Corp.	3,072	198,205
UNITE Group PLC	7,138	114,884
Urban Edge Properties	747	14,081
VEREIT, Inc.	1,117	53,437
Welltower, Inc.	32,518	2,439,826
Weyerhaeuser Co.	55,585	2,155,030
WP Carey, Inc.	1,641	122,894

		26,370,667

Real Estate Management/Services — 0.0%
China Resources Mixc Lifestyle Services, Ltd.†*	1,400	8,230
Deutsche Wohnen SE	2,474	134,015
Fabege AB	4,279	63,810

		206,055

Real Estate Operations & Development — 0.2%
CapitaLand, Ltd.	19,000	53,033
CTP BV†*	1,514	25,574
Hang Lung Properties, Ltd.	17,000	46,308
Heiwa Real Estate Co., Ltd.†	1,400	47,623
Hongkong Land Holdings, Ltd.	14,300	70,795
Howard Hughes Corp.†	369	39,830
Kojamo Oyj	3,834	83,150
Mitsui Fudosan Co., Ltd.	107,700	2,336,868
PSP Swiss Property AG	510	62,954
Shurgard Self Storage SA	1,240	57,716
Sun Hung Kai Properties, Ltd.	10,500	158,500
Tokyo Tatemono Co., Ltd.	2,900	42,830

		3,025,181

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	34,239	2,198,627
Element Fleet Management Corp.	169,347	2,073,524
United Rentals, Inc.†	4,842	1,549,198

		5,821,349

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.†	802	260,778

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	1,890	616,764
L Brands, Inc.†	5,978	393,950
Lululemon Athletica, Inc.†	3,699	1,240,164
Moncler SpA†	29,526	1,814,917
Next PLC†	14,665	1,581,296
Ross Stores, Inc.	23,654	3,097,255
Zalando SE†*	19,817	2,061,346

		10,805,692

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	821	1,202,042
O’Reilly Automotive, Inc.†	1,045	577,760

		1,779,802

Retail-Automobile — 0.1%
CarMax, Inc.†	1,086	144,698
Carvana Co.†	2,880	821,549

		966,247

Retail-Building Products — 0.5%
Home Depot, Inc.	13,593	4,399,646
Kingfisher PLC†	475,250	2,344,767
Lowe’s Cos., Inc.	9,093	1,784,501

		8,528,914

Retail-Discount — 0.3%
Costco Wholesale Corp.	3,127	1,163,525
Dollar General Corp.	9,902	2,126,454
Dollar Tree, Inc.†	2,664	306,094
Walmart, Inc.	12,470	1,744,678

		5,340,751

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	18,400	574,262

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	34,862	2,475,202

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	779	256,564

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	925	1,380,128
Domino’s Pizza, Inc.	251	106,007
McDonald’s Corp.	10,641	2,512,127
Starbucks Corp.	28,212	3,229,992
Yum! Brands, Inc.	38,017	4,543,792

		11,772,046

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	41,200	509,934

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	14,398	2,205,198
Maxim Integrated Products, Inc.	8,136	764,784
NXP Semiconductors NV	27,780	5,347,928
QUALCOMM, Inc.	26,901	3,733,859
Renesas Electronics Corp.†	79,200	921,460
Taiwan Semiconductor Manufacturing Co., Ltd.	308,000	6,674,301
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,475	288,931

		19,936,461

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	46,655	6,191,585
ASML Holding NV (XAMS)	6,789	4,420,017
ASML Holding NV (NASDAQ)	5,446	3,529,553
Entegris, Inc.	528	59,442
KLA Corp.	3,439	1,084,489
Lam Research Corp.	189	117,265
Tokyo Electron, Ltd.	4,600	2,026,108

		17,428,459

Silver Mining — 0.0%
Fresnillo PLC	2,396	27,244
Pan American Silver Corp.	1,344	42,732

		69,976

Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	2,028	21,750

Steel Pipe & Tube — 0.0%
Tenaris SA	3,827	41,118
Valmont Industries, Inc.	193	47,642

		88,760

Steel-Producers — 0.1%
ArcelorMittal SA†	4,205	122,648
BlueScope Steel, Ltd.	3,477	57,999
China Steel Corp.	79,000	110,938
Gerdau SA (Preference Shares)	9,075	55,499
JFE Holdings, Inc.	3,800	49,846
JSW Steel, Ltd.	7,653	73,626
Nippon Steel Corp.	5,400	93,995
Nucor Corp.	1,835	150,947
POSCO	562	183,547
Reliance Steel & Aluminum Co.	1,113	178,425
Steel Dynamics, Inc.	1,146	62,136
Tata Steel, Ltd.	4,108	56,786
voestalpine AG	1,244	53,974

		1,250,366

Telecom Services — 0.0%
GDS Holdings, Ltd., Class A†(1)	7,480	77,761

Telephone-Integrated — 0.6%
AT&T, Inc.	35,850	1,126,049
KT Corp.	31,155	793,415
Nippon Telegraph & Telephone Corp.	187,600	4,723,731
SoftBank Group Corp.	17,500	1,578,958
Telecom Italia SpA	1,356,866	797,950
Verizon Communications, Inc.	14,556	841,191

		9,861,294

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,818	148,858

Tobacco — 0.1%
Altria Group, Inc.	13,086	624,857
Philip Morris International, Inc.	12,945	1,229,775

		1,854,632

Tools-Hand Held — 0.0%
Snap-on, Inc.	868	206,237

Transport-Rail — 0.4%
Central Japan Railway Co.	7,700	1,125,354
CSX Corp.	10,590	1,066,943
Kansas City Southern	366	106,949
Norfolk Southern Corp.	14,556	4,064,617
Union Pacific Corp.	3,418	759,104

		7,122,967

Transport-Services — 0.4%
FedEx Corp.	12,175	3,534,524
United Parcel Service, Inc., Class B	18,623	3,796,485

		7,331,009

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	2,003	341,932

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	61,258	1,942,491

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,564	560,926

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	2,909	6,846,331
Alphabet, Inc., Class C†	15,917	38,361,880
NAVER Corp.	4,963	1,599,287
Z Holdings Corp.	201,900	931,294

		47,738,792

Wire & Cable Products — 0.1%
Prysmian SpA	49,518	1,550,177

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,641	497,300

Total Common Stocks (cost $716,585,166)		1,009,684,131

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc.† (1)(2) Series F	13,955	514,242

Decision Support Software — 0.0%
Databricks, Inc. † (1)(2) Series G	402	71,302

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc., Series C† (1)(2)	563	18,611

Electric-Distribution — 0.0%
Sempra Energy Series B 6.75%	488	51,210

Electric-Integrated — 0.1%
AES Corp.	4,852	528,819
NextEra Energy, Inc.	1,994	100,438
Southern Co. 6.75%	6,894	361,246

		990,503

Multimedia — 0.0%
ViacomCBS, Inc. Series A	1,061	76,965

Total Convertible Preferred Securities (cost $1,615,393)		1,722,833

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.1%
Ladenburg Thalmann Financial Services, Inc. 6.50%	21,976	440,838

Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	41,740	377,330

Total Preferred Securities (cost $750,399)		818,168

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.69% (1 ML+0.58%) due 02/18/2025	$320,000	321,294
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	921,642	918,985
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	295,694	295,480
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(4)	254,472	256,168
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.05% (1 ML+0.93%) due 12/15/2036*(5)	680,000	679,785
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	453,435
BFLD Trust FRS Series 2019-DPLO, Class C 1.66% (1 ML+1.54%) due 10/15/2034*(5)	650,000	648,369
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	291,801
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	6,152	6,158
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	571,427
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	345,000	370,154
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 1.04% (3 ML+0.86%) due 10/25/2027*(6)	556,472	554,678
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(5)	250,000	274,608
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(5)	50,000	55,145
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)	648,354	661,861
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	34,465	34,612
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	831,270

COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	193,531	194,474
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(5)	645,000	671,824
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(5)	345,000	378,167
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	250,000	275,112
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	165,000	181,794
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(5)	245,000	262,211
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	140,430	140,929
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	386,113	415,959
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	76,409	78,623
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(4)	191,278	194,843
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	610,000	632,209
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	520,000	522,825
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(4)	292,662	298,286
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(4)	105,481	108,777
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	141,035	142,037
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.05% (1 ML+1.93%) due 12/15/2036*(5)	310,000	306,314
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 10/25/2050*(3)(4)	379,735	387,636
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(5)	25,000	27,504
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	310,030
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	555,750	587,906
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	146,510	148,783
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(3)(4)	275,892	279,439
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	29,206	29,273
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(5)	50,000	53,771
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.95% (1 ML+0.83%) due 08/25/2050*(3)	115,325	116,259
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(4)	606,026	621,272
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	237,415	244,868
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	192,208	198,246
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 1.48% (3 ML+1.30%) due 10/25/2032*(6)	615,000	616,534
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.25% (1 ML+1.10%) due 04/15/2038*(5)	1,045,000	1,044,061
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(4)	13,404	13,502
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(4)	81,373	82,570
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(4)	263,291	271,224
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	12,685	12,728
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	29,293	29,340

Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(5)	110,000	116,818
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(5)	250,000	274,682
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	115,000	124,459
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(5)	410,000	452,796
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	191,551	195,586
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	259,538	259,474
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	617,959	634,705
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	515,677	530,906
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	564,530	577,697
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.69% (1 ML+1.59%) due 04/15/2032*(5)	915,000	897,753
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)	469,604	480,246
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.06% (1 ML+0.95%) due 02/25/2060*(3)	113,623	113,394
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.21% (1 ML+1.10%) due 10/25/2059*(3)	116,485	118,504
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(4)	403,484	413,554
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(4)	175,959	179,332
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(4)	262,738	270,741
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 1.03% (3 ML+0.85%) due 07/15/2027*(6)	168,798	168,548
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 1.36% (3 ML+1.17%) due 10/17/2029*(6)	590,354	590,649
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.35% (3 ML+1.15%) due 07/15/2034*(6)	490,000	490,000
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	960,375	962,718
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	348,144	350,624
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(3)(4)	27,989	28,049
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(4)	203,599	206,532
SFO Commercial Mtg. Trust FRS Series 2021-555, Class B 1.61% (1 ML+1.50%) due 05/15/2038*(5)	460,000	462,979
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(4)	165,612	167,967
SLM Student Loan Trust FRS Series 2007-7, Class A4 0.51% (3 ML+0.33%) due 01/25/2022	585,509	569,701
SLM Student Loan Trust FRS Series 2010-1, Class A 0.51% (1 ML+0.40%) due 03/25/2025	214,225	210,614
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	1,016,551	1,004,767
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	68,308	69,718
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	352,557	353,436
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	52,668	53,433
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	227,241	230,414

Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	284,193
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(4)	21,970	22,121
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(4)	6,750	6,772
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	19,303	19,510
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	82,968	84,376
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	666,233	688,035
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(4)	177,368	180,984
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	382,814	393,565
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(4)	111,741	115,214
Verus Securitization Trust VRS Series 2021-1, Class A1 0.82% due 01/25/2066*(3)(4)	383,286	381,654
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(3)	501,371	509,878
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(3)(4)	131,430	132,954
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	216,715	219,097
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	241,875	247,830
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	25,000	26,978
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	717,386
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	640,000	694,723

Total Asset Backed Securities (cost $32,909,997)		33,390,626

U.S. CORPORATE BONDS & NOTES — 9.8%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	44,307
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	81,773

		126,080

Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	775,000	797,909
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	765,000	760,035

		1,557,944

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	443,676
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	243,899
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	665,000	709,828

		1,397,403

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	785,000	766,356

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	775,000	780,812

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	643,185	642,431
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	104,152	103,091
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	348,419	335,463
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	314,604	306,745

American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	295,000	369,488
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	580,000	588,337
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	317,843	313,141
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	154,911	155,745
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	332,820	357,113

		3,171,554

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	150,000	149,451
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	188,966
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	832,943

		1,171,360

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	295,000	302,440
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	490,000	500,413
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	560,000	611,632
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	600,344
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	837,539
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	492,309
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	820,396

		4,165,073

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	625,303

Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	805,000	779,739
Wheel Pros, Inc. Senior Notes 6.50% due 05/15/2029*	560,000	560,762

		1,340,501

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,128
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	808,636
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	772,761
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	275,718
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	403,881
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	846,386
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	407,073

		3,554,583

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,221,999
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	250,190

		1,472,189

Banks-Super Regional — 0.1%
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	602,615
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	276,116
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	557,606
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	344,662

Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	720,000	710,212

		2,491,211

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	147,666
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	390,755

		538,421

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	839,450

Broadcast Services/Program — 0.1%
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,065,000	1,142,745
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	895,000	945,344

		2,088,089

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	12,074
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	151,396

		163,470

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	645,000	665,962

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,338,790
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,565,203
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	350,434
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	837,095
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	735,000	731,325
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	637,063

		5,459,910

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	201,758

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	295,000	314,017
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	815,000	801,732

		1,115,749

Chemicals-Specialty — 0.0%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	245,000	244,388

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	470,000	480,575

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	501,712

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	991,391
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	896,041

		1,887,432

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	635,826
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	291,176

		927,002

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	215,000	221,450
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	250,000	257,187
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	300,000	316,875

		795,512

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,190,000	1,197,426

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	468,000	513,396
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	323,674

		837,070

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	685,000	650,750
US Renal Care, Inc. Senior Notes 10.63% due 07/15/2027*	650,000	687,375

		1,338,125

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	235,000	255,269

Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(8)	550,000	560,312
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	595,000	580,869

		1,141,181

Diversified Banking Institutions — 0.6%
Bank of America Corp. FRS Senior Notes 0.85% (3 ML+0.65%) due 06/25/2022	850,000	850,745
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	407,425
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	901,384
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	863,808
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	165,494
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	396,304
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	251,297
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	506,836
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	561,444
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	199,846
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	137,089
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	782,548
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	686,625
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	364,637
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	217,124
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	493,784
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	576,776
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	28,533
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	595,738
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,101,490
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	850,766
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	29,458

		10,969,151

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	899,010

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	465,000	480,501
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	459,814

		940,315

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	262,616
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	50,636
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	443,604
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	479,012

		1,235,868

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	942,525

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	441,315

Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	458,017
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	207,759
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	47,385
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	41,263
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	244,055
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	183,593
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	266,679
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	554,747
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	599,616
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	459,178
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	346,217
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	433,565
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	935,635
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	421,343
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	455,200

		5,654,252

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	659,231

Electronic Components-Semiconductors — 0.1%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	190,494
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	186,481
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	1,022,349
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	232,776

		1,632,100

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	79,562

Enterprise Software/Service — 0.1%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	740,000	765,900
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Notes 10.50% due 02/01/2024*	406,000	416,657

		1,182,557

Finance-Consumer Loans — 0.0%
PRA Group, Inc. Company Guar. Notes 7.38% due 09/01/2025*	425,000	455,281

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	431,312
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	901,768
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	653,548

Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	399,282
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	759,137
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	107,854

		3,252,901

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	569,955

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	579,679

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	676,298
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	461,668

		1,137,966

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	735,000	701,815

Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	50,000	51,063

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	233,473
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	115,472
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	425,699
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	493,031

		1,267,675

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	608,030
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	246,172
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	882,729
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	720,649
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	406,862
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	354,442
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	258,189
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,148,871
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	617,283

		5,243,227

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	618,553

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	123,858
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	599,167
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	202,835

		925,860

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	90,780
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	650,000	663,000
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	208,262

		962,042

Investment Management/Advisor Services — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	290,000	321,900

Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	306,703

		628,603

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	636,330

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	439,781

Machinery-Pumps — 0.1%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	750,000	841,875

Machinery-Thermal Process — 0.1%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	810,000	832,793

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	1,108,557
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	883,502
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	27,900

		2,019,959

Medical Labs & Testing Services — 0.0%
Banner Health Notes 1.90% due 01/01/2031	215,000	208,160

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	221,872
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	494,075

		715,947

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,015,444
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	425,000	399,504
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,675

		1,466,623

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	570,000	610,163
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	108,345
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	453,525
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	58,786
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	540,000	642,543
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	335,667
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	593,495
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	33,000	36,835
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	355,555
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	950,360

		4,145,274

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	469,584
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	841,843
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	102,896

		1,414,323

Medical-Hospitals — 0.4%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	116,089
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,009,919
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	312,194
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	245,122
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	638,786

LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	610,000
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	319,296
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	539,861
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,550,917
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	480,959
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	560,000	590,800
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	225,000	250,875
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	856,098

		7,520,916

Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	1,136,000	1,065,000

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	517,902
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	335,249

		853,151

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	296,141

Oil Companies-Exploration & Production — 0.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	335,000	339,188
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	415,000	445,509
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	16,342
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,082,608
CNX Resources Corp. Company Guar. Notes 6.00% due 01/15/2029*	365,000	389,564
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	630,000	680,539
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	760,000	776,340
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	155,000	172,478
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	842,625
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	466,338
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	205,107
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	660,000	671,550
Moss Creek Resources Holdings, Inc. Company Guar. Notes 7.50% due 01/15/2026*	585,000	519,187
Moss Creek Resources Holdings, Inc. Company Guar. Notes 10.50% due 05/15/2027*	380,000	357,200
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	817,950
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	405,607
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	49,447
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	230,000	255,875
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	416,000	465,920
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	170,000	192,950
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	205,000	233,700
Occidental Petroleum Corp Senior Notes 8.50% due 07/15/2027	335,000	407,444

PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	760,000	790,157
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	235,000	231,632
SM Energy Co. Senior Notes 5.63% due 06/01/2025	580,000	553,900
SM Energy Co. Senior Notes 6.63% due 01/15/2027	255,000	246,394

		11,615,551

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	890,000	846,526
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	403,079

		1,249,605

Oil Refining & Marketing — 0.1%
Citgo Holding, Inc. Senior Sec. Notes 9.25% due 08/01/2024*	775,000	798,250
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	945,000	997,079

		1,795,329

Oil-Field Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	700,000	736,540

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	200,923
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	613,924

		814,847

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	524,932
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	390,000	416,396
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	280,000	264,634
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	619,595
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	693,950

		2,519,507

Pipelines — 0.5%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	95,599
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	189,359
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	167,014
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	705,000	735,844
Energy Transfer LP Senior Notes 3.75% due 05/15/2030	235,000	244,417
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	385,000	441,373
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	780,000	840,450
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	47,483
MPLX LP FRS Senior Notes 1.29% (3 ML+1.10%) due 09/09/2022	505,000	505,261
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	765,000	801,337
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 7.50% due 11/01/2023	335,000	326,625
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	675,348
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	185,000	208,253
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	199,544
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	624,041
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	320,000	320,800

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	1,255,000	1,364,812
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	425,000	455,016
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	355,000	381,476
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	466,301

		9,090,353

Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	455,000	468,650
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	740,000	765,900

		1,234,550

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,127,359
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	50,153
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	392,313
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	248,324
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	306,735
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	128,434
Brookfield Property REIT, Inc. Senior Sec. Notes 5.75% due 05/15/2026*	785,000	820,325
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	349,346
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	164,808
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	395,623
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	169,759
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	219,878
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	689,677
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	36,398
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	290,665
Hospitality Properties Trust Senior Notes 3.95% due 01/15/2028	807,000	746,475
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	420,000	412,662
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	375,207
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,630
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	285,096
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	153,337
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	363,545
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	291,980
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	540,000	568,031
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	383,516
XHR LP Senior Sec. Notes 6.38% due 08/15/2025*	715,000	757,006

		9,743,282

Rental Auto/Equipment — 0.0%
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	575,000	608,062

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	755,000	819,794
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	735,000	739,594

		1,559,388

Retail-Arts & Crafts — 0.1%
Magic Mergeco, Inc. Senior Notes 7.88% due 05/01/2029*	780,000	801,536

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,294
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	473,289

		527,583

Retail-Building Products — 0.0%
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(8)	675,000	700,312

Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	760,000	787,740

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	127,500
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	81,281

		208,781

Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 1.60% due 05/15/2031	250,000	235,081

Retail-Misc./Diversified — 0.1%
LSF9 Atlantis Holdings LLC/Victra Finance Corp. Senior Sec. Notes 7.75% due 02/15/2026*	770,000	804,650

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings LLC Company Guar. Notes 5.88% due 04/01/2029*	560,000	574,672
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	805,000	823,418

		1,398,090

Retail-Restaurants — 0.0%
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	680,000	704,480

Schools — 0.1%
Adtalem Global Education, Inc. Senior Sec. Notes 5.50% due 03/01/2028*	675,000	676,687
George Washington University Notes 3.55% due 09/15/2046	45,000	47,624
Northwestern University Bonds 2.64% due 12/01/2050	450,000	435,659

		1,159,970

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	870,806
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	371,695

		1,242,501

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	318,346
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	667,048

		985,394

Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	686,000	746,882

Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	710,000	754,375

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	445,291
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	1,735,000	1,706,809
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	391,407
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	775,000	833,280
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	930,000	900,937
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	216,636
Verizon Communications , Inc. Senior Notes 1.68% due 10/30/2030	824,000	828,680
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	824,000	771,828

Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	710,000	657,394
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	851,919

		7,604,181

Television — 0.1%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	960,000	936,000

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	140,000	146,410

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	516,324

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	405,198
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	655,718

		1,060,916

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	499,546
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	365,000	372,386
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	304,953

		1,176,885

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.91% due 08/27/2021	120,000	121,112

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	575,000	606,786

Total U.S. Corporate Bonds & Notes (cost $164,296,471)		170,978,652

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Advertising Sales — 0.0%
Clear Channel International BV Senior Sec. Notes 6.63% due 08/01/2025*	340,000	355,300

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	109,261

Aerospace/Defense-Equipment — 0.1%
Rolls-Royce PLC Company Guar. Notes 5.75% due 10/15/2027*	730,000	782,925

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	123,750

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	467,918

Auto/Truck Parts & Equipment-Original — 0.1%
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	697,000	752,760
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	740,725

		1,493,485

Banks-Commercial — 0.5%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	560,780
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	426,383
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico Senior Notes 5.38% due 04/17/2025*	355,000	399,968
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	256,952
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	331,684
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	452,173
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	507,292
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	271,718
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,135,051
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	426,058

Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	208,459
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	268,183
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	717,704
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	447,888
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	427,642
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	520,920
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	803,650
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	60,780

		8,223,285

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	653,478

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	268,859

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	56,439

Cable/Satellite TV — 0.0%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	300,000	322,500

Casino Hotels — 0.1%
Studio City Finance, Ltd. Company Guar. Notes 5.00% due 01/15/2029*	785,000	802,663

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	877,483

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	435,813

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	870,605

Computers-Memory Devices — 0.1%
Seagate Technology PLC Company Guar. Notes 3.13% due 07/15/2029*	775,000	745,631

Containers-Metal/Glass — 0.0%
ARD Finance SA Senior Notes 6.50% due 06/30/2027*(8)	670,000	700,988

Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	785,000	827,688
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	569,000	588,858

		1,416,546

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	627,300
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	211,752
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	873,691
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	321,652
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	448,139
Credit Agricole SA FRS Senior Notes 1.62% (3 ML+1.43%) due 01/10/2022*	275,000	277,323
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	638,479
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	686,473
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	331,110
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	385,000	388,758
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	332,734
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	560,914

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	830,562
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,042,855
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	900,000	970,410
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	482,970
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,322,071
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	336,502
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	345,457

		11,029,152

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	503,077
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	539,247

		1,042,324

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	935,625

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	123,185

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	153,772
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	786,331
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,381
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	160,000	188,243
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	174,673
VistaJet Malta Finance PLC/XO Management Holding, Inc. Senior Notes 10.50% due 06/01/2024*	1,408,000	1,517,120

		2,984,520

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	483,408

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,620,000	1,620,000

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	267,470
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	780,000	789,750

		1,057,220

Gold Mining — 0.1%
IAMGOLD Corp. Company Guar. Notes 5.75% due 10/15/2028*	740,000	769,600

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	38,866
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	434,481
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,213

		498,560

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,144,781

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	450,988

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	273,885

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	780,000	818,872
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	401,291

		1,220,163

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.15% due 06/15/2030	815,000	808,910
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	165,933

		974,843

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	332,388

Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. Senior Notes 6.00% due 10/15/2022*	721,000	721,180

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	32,593

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	215,555

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	464,000	452,400

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	803,911
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	107,848
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	493,846
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	523,220

		1,928,825

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	272,361
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	47,314
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	241,012

		560,687

Oil-Field Services — 0.0%
Transocean Proteus, Ltd. Senior Sec. Notes 6.25% due 12/01/2024*	315,000	305,550

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	216,000

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	96,330
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	129,473
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,271

		243,074

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	456,322
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	97,456

		553,778

Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	685,000	704,660

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,063,000	1,044,398

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	405,077

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	875,000	899,938

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	212,755
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	212,702

		425,457

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	369,000

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	655,904

Total Foreign Corporate Bonds & Notes (cost $50,949,491)		53,381,647

U.S. GOVERNMENT AGENCIES — 6.6%
Federal Home Loan Mtg. Corp. — 0.6%
2.00% due 01/01/2036	1,220,091	1,262,538
3.00% due 11/01/2034	109,048	116,163
3.00% due 12/01/2046	675,752	721,276
3.00% due 04/01/2047	113,900	120,135
3.00% due 09/01/2049	154,042	164,249
3.00% due 01/01/2050	1,750,777	1,859,911
3.00% due 06/01/2050	125,015	131,201
3.00% due 07/01/2050	125,593	132,385
3.50% due 06/01/2033	380,756	410,841
3.50% due 09/01/2042	14,661	15,969
3.50% due 03/01/2044	64,236	70,603
3.50% due 03/01/2046	79,726	86,946
3.50% due 03/01/2048	612,361	662,976
4.00% due 09/01/2045	5,481	5,995
4.00% due 01/01/2050	988,651	1,060,778
4.00% due 04/01/2050	1,127,372	1,219,843
5.00% due 12/01/2041	135,533	151,923
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(5)	110,832	115,048
Series K068, Class A1 2.95% due 02/25/2027(5)	283,141	302,075
Federal Home Loan Mtg. Corp. REMIC
Series-4977, Class IO 4.50% due 05/25/2050(3)(14)	343,940	56,926
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 0.61% (1 ML+0.50%) due 10/15/2046(3)	35,606	35,968
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2016-1, Class M1 3.00% due 09/25/2055*(3)(4)	26,876	26,941
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M1 1.11% (SOFR30A+1.10%) due 11/25/2050*(3)	204,846	204,913
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 0.71% (SOFR30A+0.70%) due 08/25/2033*(3)	200,000	200,000
Series 2021-DNA2, Class M1 0.81% (SOFR30A+0.80%) due 08/25/2033*(3)	495,000	495,274
Series 2020-DNA6, Class M1 0.91% (SOFR30A+0.90%) due 12/25/2050*(3)	172,608	172,672
Series 2021-DNA3, Class M2 2.11% (SOFR30A+2.10%) due10/25/2033*(3)	250,000	253,606

		10,057,155

Federal National Mtg. Assoc. — 3.0%
2.50% due 11/01/2031	130,514	137,298
2.50% due 01/01/2032	229,323	240,751
2.50% due 02/01/2032	214,981	226,531
2.50% due 05/01/2032	493,591	519,814
2.50% due 11/01/2050	2,560,572	2,659,721
2.50% due 12/01/2050	1,788,957	1,857,070
3.00% due 01/01/2031	9,319	9,845
3.00% due 10/01/2032	735,692	783,705
3.00% due 12/01/2032	229,303	241,901
3.00% due 11/01/2033	243,100	256,938
3.00% due 02/01/2034	1,001,200	1,055,116
3.00% due 02/01/2035	105,888	112,263
3.00% due 11/01/2036	196,525	209,589
3.00% due 12/01/2036	63,890	68,542
3.00% due 10/01/2037	358,128	376,067
3.00% due 02/01/2040	1,117,585	1,195,220
3.00% due 02/01/2043	250,649	267,769
3.00% due 04/01/2043	1,041,240	1,113,195
3.00% due 05/01/2043	90,913	97,177
3.00% due 07/01/2043	19,608	21,019
3.00% due 08/01/2043	15,497	16,476
3.00% due 09/01/2043	89,345	95,596
3.00% due 01/01/2044	443,649	473,928
3.00% due 09/01/2046	693,324	735,835
3.00% due 10/01/2046	393,966	418,850
3.00% due 11/01/2046	2,615,766	2,778,426
3.00% due 12/01/2046	737,188	783,627
3.00% due 01/01/2047	814,573	857,778
3.00% due 06/01/2047	142,359	151,858
3.00% due 08/01/2047	603,707	642,318
3.00% due 11/01/2047	1,047,993	1,112,118
3.00% due 09/01/2048	539,974	570,876
3.00% due 08/01/2049	137,247	146,341
3.00% due 12/01/2049	1,689,349	1,778,057
3.00% due 07/01/2050	251,478	267,970
3.50% due 04/01/2031	475,604	513,543
3.50% due 11/01/2031	381,807	408,408
3.50% due 11/01/2032	160,101	172,061

3.50% due 12/01/2033	822,546	879,803
3.50% due 02/01/2035	14,286	15,545
3.50% due 06/01/2038	88,018	93,624
3.50% due 10/01/2041	16,569	18,095
3.50% due 07/01/2042	57,216	62,311
3.50% due 09/01/2042	56,946	62,399
3.50% due 10/01/2042	54,281	59,291
3.50% due 07/01/2043	14,317	15,679
3.50% due 08/01/2043	312,912	342,774
3.50% due 01/01/2044	823,335	902,320
3.50% due 07/01/2044	201,507	219,345
3.50% due 04/01/2045	173,435	187,046
3.50% due 06/01/2045	124,457	135,154
3.50% due 08/01/2045	430,815	466,072
3.50% due 11/01/2045	182,778	196,963
3.50% due 12/01/2045	320,564	346,751
3.50% due 01/01/2046	579,591	626,210
3.50% due 03/01/2046	1,262,329	1,363,695
3.50% due 04/01/2046	364,309	392,424
3.50% due 06/01/2046	938,901	1,018,561
3.50% due 09/01/2046	443,450	477,294
3.50% due 10/01/2046	280,061	300,929
3.50% due 02/01/2047	127,071	136,256
3.50% due 03/01/2047	175,188	188,067
3.50% due 05/01/2047	579,773	622,371
3.50% due 08/01/2047	343,679	372,294
3.50% due 12/01/2047	7,653	8,188
3.50% due 01/01/2048	345,418	371,725
3.50% due 04/01/2048	379,227	406,069
3.50% due 08/01/2049	25,069	26,664
3.50% due 10/01/2049	1,094,509	1,184,460
3.50% due 02/01/2050	810,601	863,208
4.00% due 12/01/2040	8,622	9,470
4.00% due 02/01/2041	387,979	429,938
4.00% due 07/01/2044	417,195	457,992
4.00% due 06/01/2045	241,709	264,741
4.00% due 07/01/2045	346,119	378,678
4.00% due 09/01/2045	316,917	347,754
4.00% due 10/01/2045	172,614	189,589
4.00% due 11/01/2045	12,294	13,458
4.00% due 12/01/2045	325,194	360,229
4.00% due 03/01/2046	77,549	84,943
4.00% due 09/01/2046	12,027	13,134
4.00% due 01/01/2047	93,179	100,978
4.00% due 02/01/2047	230,009	251,724
4.00% due 03/01/2047	594,166	644,077
4.00% due 04/01/2047	605,232	655,489
4.00% due 05/01/2047	219,704	237,808
4.00% due 08/01/2047	1,641,675	1,785,071
4.00% due 10/01/2048	215,758	234,366
4.00% due 11/01/2049	221,344	238,010
4.00% due 01/01/2050	883,340	949,493
4.50% due 07/01/2040	131,569	146,444
4.50% due 01/01/2044	93,688	105,005
4.50% due 03/01/2046	731,954	819,758
4.50% due 09/01/2046	208,495	234,001
4.50% due 11/01/2046	904,652	1,013,779
4.50% due 05/01/2047	198,893	223,136
4.50% due 08/01/2048	65,964	71,943
4.50% due 09/01/2048	197,687	215,579
4.50% due 11/01/2048	213,111	232,753
4.50% due 12/01/2048	115,662	126,034
4.50% due 01/01/2049	573,706	625,733
4.50% due 05/01/2049	567,104	623,392
4.50% due 01/01/2050	45,139	49,333
5.00% due 10/01/2033	10,882	12,528
5.00% due 07/01/2035	811,709	935,231
5.00% due 05/01/2040	64,102	74,107
5.00% due 06/01/2040	65,807	75,492
5.00% due 12/01/2047	70,925	81,010
5.00% due 01/01/2049	627,908	705,474
5.50% due 10/01/2035	10,849	12,625
5.50% due 05/01/2036	35,049	40,746
5.50% due 08/01/2037	824,990	959,634
5.50% due 05/01/2044	805,488	935,781
5.50% due 01/01/2047	339,407	394,299
6.00% due 09/01/2037	50,188	59,743
6.00% due 07/01/2041	412,273	489,877
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.86% (1 ML+0.75%) due 01/25/2040*(3)	19,082	19,082

		52,664,645

Government National Mtg. Assoc. — 1.6%
2.00% due 05/20/2036	325,000	336,335
2.00% due 03/20/2051	7,702	7,855
2.50% due May 30 TBA	6,275,000	6,519,137
3.00% due 11/15/2042	146,575	155,761
3.00% due 03/20/2045	432,477	460,907
3.00% due 05/20/2046	166,244	176,328
3.00% due 06/20/2046	105,471	111,934
3.00% due 07/20/2046	97,358	102,952
3.00% due 08/20/2046	917,611	971,684
3.00% due 09/20/2046	364,643	385,262
3.00% due 10/20/2046	289,632	307,100
3.00% due 11/20/2046	319,812	338,917
3.00% due 09/20/2049	207,206	213,370
3.00% due 10/20/2049	272,936	282,625
3.00% due 01/20/2050	239,596	248,031
3.00% due 04/20/2050	590,887	608,511
3.00% due 07/20/2050	1,785,751	1,870,109
3.00% due May 30 TBA	2,295,000	2,401,181
3.50% due 08/20/2042	366,555	396,296
3.50% due 05/20/2043	475,525	515,260
3.50% due 10/20/2044	7,524	8,119
3.50% due 05/20/2045	8,364	9,002
3.50% due 12/20/2045	202,146	217,239
3.50% due 04/20/2046	307,037	330,166
3.50% due 05/20/2046	244,210	263,100
3.50% due 06/20/2046	114,419	122,769
3.50% due 07/20/2046	48,873	52,357
3.50% due 04/20/2047	510,383	542,257

3.50% due 02/20/2048	1,862,827	2,012,805
3.50% due 04/20/2048	78,938	85,544
3.50% due 01/20/2049	108,381	115,861
4.00% due 09/20/2045	189,833	208,910
4.00% due 05/20/2046	53,332	58,211
4.00% due 05/20/2047	815,284	879,392
4.00% due 07/20/2047	568,511	616,084
4.00% due 08/20/2047	196,664	213,345
4.00% due 11/20/2047	232,714	251,502
4.00% due 03/20/2048	266,187	286,819
4.00% due May 30 TBA	510,000	545,411
4.50% due 04/20/2041	8,464	9,496
4.50% due 07/20/2045	88,825	99,451
4.50% due 09/15/2045	55,936	63,171
4.50% due 12/20/2045	332,050	371,777
4.50% due 01/20/2046	55,159	61,750
4.50% due 07/20/2047	107,393	117,932
4.50% due 08/20/2047	867,412	950,503
4.50% due 09/20/2047	183,384	200,408
5.00% due 08/20/2042	42,620	48,672
5.00% due 07/20/2047	308,279	343,359
5.00% due 08/20/2047	49,651	55,345
5.00% due 09/20/2047	346,369	384,364
5.00% due 10/20/2047	16,688	18,521
5.00% due 11/20/2047	103,353	114,893
5.00% due 12/20/2047	358,293	397,509
5.00% due 01/20/2048	452,544	498,334
5.00% due 02/20/2048	74,165	82,203
5.00% due 05/20/2048	135,021	148,409
5.00% due 06/20/2048	157,276	174,249
5.00% due 08/20/2048	46,732	51,155
5.00% due 06/20/2049	214,899	235,543
5.50% due 12/20/2048	185,562	205,171
5.50% due 01/20/2049	31,203	34,576
5.50% due 03/20/2049	114,137	126,222
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(3)	62,695	66,517

		28,087,978

Uniform Mtg. Backed Securities — 1.4%
2.00% due June 30 TBA	10,325,000	10,400,052
2.50% due May 30 TBA	6,490,000	6,730,333
3.00% due May 30 TBA	3,840,000	4,021,262
4.00% due May 30 TBA	1,210,000	1,299,876
4.50% due May 30 TBA	2,580,000	2,811,060

		25,262,583

Total U.S. Government Agencies (cost $113,323,676)		116,072,361

U.S. GOVERNMENT TREASURIES — 6.2%
United States Treasury Bonds — 2.3%
0.13% due 02/15/2051TIPS(9)	15,353	15,798
1.13% due 05/15/2040	1,700,000	1,420,828
1.25% due 05/15/2050	650,000	503,445
1.38% due 08/15/2050	1,280,000	1,024,600
1.88% due 02/15/2041	2,350,000	2,233,969
1.88% due 02/15/2051	3,795,000	3,446,927
2.00% due 02/15/2050	4,875,000	4,564,600
2.50% due 02/15/2046	1,545,000	1,608,188
2.88% due 11/15/2046	1,875,000	2,089,819
3.00% due 11/15/2045	1,025,000	1,167,459
3.00% due 05/15/2047(7)	3,535,000	4,035,838
3.00% due 02/15/2048	3,400,000	3,888,617
3.00% due 08/15/2048	855,000	979,009
3.13% due 11/15/2041(7)	3,905,000	4,528,732
3.13% due 02/15/2043	1,655,000	1,919,477
4.50% due 05/15/2038	4,210,000	5,725,271
4.75% due 02/15/2037	50,000	69,201

		39,221,778

United States Treasury Notes — 3.9%
0.13% due 07/15/2022TIPS(9)	319,385	331,587
0.13% due 01/15/2023TIPS(9)	740,063	775,317
0.13% due 01/31/2023	14,165,000	14,159,467
0.13% due 03/31/2023	5,055,000	5,051,841
0.13% due 07/15/2024TIPS(9)	152,832	166,068
0.13% due 10/15/2024TIPS(9)	710,290	772,996
0.13% due 04/15/2025TIPS(9)	332,397	362,191
0.13% due 10/15/2025TIPS(9)	771,656	847,124
0.13% due 04/15/2026TIPS(9)	414,731	454,428
0.13% due 01/15/2031TIPS(9)	24,345	26,562
0.25% due 01/15/2025TIPS(9)	688,355	752,297
0.25% due 05/31/2025	9,165,000	9,022,513
0.38% due 03/31/2022	6,300,000	6,318,211
0.38% due 07/15/2023TIPS(9)	745,787	798,730
0.38% due 11/30/2025	5,495,000	5,398,408
0.38% due 01/31/2026	4,945,000	4,844,941
0.38% due 01/15/2027TIPS(9)	119,748	133,524
0.50% due 04/15/2024TIPS(9)	477,534	519,299
0.50% due 03/31/2025	1,410,000	1,405,263
0.63% due 04/15/2023TIPS(9)	746,369	793,746
0.63% due 01/15/2024TIPS(9)	516,734	561,302
0.63% due 01/15/2026TIPS(9)	675,093	757,194
0.63% due 05/15/2030	2,270,000	2,087,070
0.63% due 08/15/2030	1,230,000	1,126,411
0.75% due 03/31/2026	2,615,000	2,603,559
0.75% due 01/31/2028	1,635,000	1,579,244
1.13% due 02/15/2031	7,405,000	7,067,147

		68,716,440

Total U.S. Government Treasuries (cost $108,251,093)		107,938,218

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,027,497
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	432,560
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	691,930
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	220,000	219,405
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	395,576
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,177
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	829,374
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	394,332
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	117,827
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	480,000	511,508
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	517,294
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	484,280
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,068,000	1,572,746
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	212,590
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	441,193
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	307,321
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	83,522
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,013,306
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	467,177
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	946,626
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,184,431
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	809,293

Total Municipal Bonds & Notes (cost $11,455,334)		12,709,965

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	615,417
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	161,223

		776,640

Sovereign — 0.1%
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	199,988
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	121,553

State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	223,940
United Mexican States Senior Notes 2.66% due 05/24/2031	1,039,000	998,729

		1,544,210

Total Foreign Government Obligations (cost $2,231,374)		2,320,850

LOANS(10)(11) (13)— 0.4%
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	780,000	800,841

Building & Construction-Misc. — 0.0%
Tutor Perini Corp. FRS BTL 5.50% (3 ML+4.50%) due 08/18/2027	766,150	770,460

Casino Hotels — 0.0%
Caesars Resort Collection LLC FRS BTL-B-1 4.61% (1 ML+4.50%) due 07/21/2025	756,200	757,523

Consulting Services — 0.0%
KNS Acquisition Corp. FRS BTL-2nd Lien 7.00% (3 ML+6.25%) due 04/16/2027	485,000	479,544

Cosmetics & Toiletries — 0.1%
Journey Personal Care Corp. FRS BTL 5.00% (3 ML+4.25%) due 03/01/2028	785,000	785,000

E-Commerce/Services — 0.0%
Uber Technologies, Inc. FRS BTL coupon TBD due 04/04/2025	440,000	440,000

Leisure Products — 0.0%
Enterprise Development Authority FRS BTL-B 5.00% (1 ML+4.25%) due 02/18/2028	610,000	610,762

Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc. FRS BTL 4.00% (1 ML+4.00%) due 02/17/2028	775,000	777,906

Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL B-1 5.21% (3 ML+5.00%) due 04/16/2026	632,212	615,419

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL 4.50% (3 ML+3.75%) due 02/12/2028	790,000	791,580

Total Loans (cost $6,794,631)		6,829,035

OPTIONS—PURCHASED †(15)— 0.0%
Exchaged-Traded Put Option-Purchased (cost $10,193,154)	2,388	620,880

Total Long-Term Investment Securities (cost $1,219,356,179)		1,516,467,366

SHORT-TERM INVESTMENT SECURITIES — 14.6%
Registered Investment Companies — 14.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(12)	255,863,763	255,863,763

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.04% due 12/02/2021	11,400	11,398

Total Short-Term Investment Securities (cost $255,875,160)		255,875,161

TOTAL INVESTMENTS (cost $1,475,231,339)	101.3%	1,772,342,527
Liabilities in excess of other assets	(1.3)	(22,865,538)

NET ASSETS	100.0%	1,749,476,989

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2021, the aggregate value of these securities was $120,613,507 representing 6.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	6/8/2018	57,396	$321,992	$463,186	$8.07	0.03%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	16,696	5,565.33	0.00%
Convertible Preferred Securities
Databricks, Inc.
Series G	2/1/2021	402	71,302	71,302	177.37	0.00%
Farmer’s Business Network, Inc.
Series C	11/3/2017	563	10,395	18,611	33.06	0.00%
Rivian Automotive, Inc.
Series F	1/19/2021	13,955	514,242	514,242	36.85	0.03%

				$1,084,037		0.06%

(3)	Collateralized Mortgage Obligation

(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security

(6)	Collateralized Loan Obligation

(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(9)	Principal amount of security is adjusted for inflation.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	The rate shown is the 7-day yield as of April 30, 2021.

(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated..

(14)	Interest Only

(15)	Options-Purchased

Exchanged Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 4/30/2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2021	$2,925	2,388	$998,463,396	$10,193,154	$620,880	$(9,572,274)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation CVR — Contingent Value Rights IO — Interest only NASDAQ — National Association of Securities Dealers Automated Quotations
REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

SDR — Swedish Depositary Receipt XAMS — Euronext Amsterdam Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are note known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2021 and unless noted otherwise, the dates shown are the original maturity

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

SOFR30A – U.S. 30 day Average Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	11,978	EUR	10,000	05/21/2021	$48	$—
	USD	11,832	SEK	100,000	05/21/2021	—	(18)

						48	(18)

Barclays Bank PlC	USD	12,387	GBP	9,000	05/21/2021	43	—

BNP Paribas SA	USD	11,972	EUR	10,000	05/21/2021	54	—

Canadian Imperial Bank of Commerce	USD	11,967	CAD	15,000	07/23/2021	238	—

Citibank N.A.	USD	23,172	AUD	30,000	07/23/2021	—	(53)

Goldman Sachs International	USD	11,938	CAD	15,000	07/23/2021	268	—
	USD	11,877	NOK	100,000	07/23/2021	137	—

						405	—

HSBC Bank USA	USD	11,034	GBP	8,000	05/21/2021	15	—
	USD	11,816	SEK	100,000	05/21/2021	—	(1)
	USD	24,286	NZD	34,000	07/23/2021	37	—

						52	(1)

UBS AG	USD	11,919	NOK	100,000	07/23/2021	96	—

Net Unrealized Appreciation (Depreciation)						$936	$(72)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
42	Long	MSCI EAFE Index	June 2021	$4,628,102	$4,740,330	$112,228
534	Long	S&P 500 E-Mini Index	June 2021	104,364,578	111,456,480	7,091,902
32	Short	U.S. Treasury Ultra 10 Year Futures	June 2021	4,758,876	4,657,500	101,376

						$7,305,506

						Unrealized (Depreciation)
83	Long	U.S. Treasury Long Bonds	June 2021	$13,269,165	$13,051,750	$(217,415)
338	Long	U.S. Treasury 2 Year Notes	June 2021	74,660,986	74,616,140	(44,846)
538	Long	U.S. Treasury 5 Year Notes	June 2021	67,118,036	66,678,375	(439,661)
104	Long	U.S. Treasury 10 Year Notes	June 2021	13,901,737	13,731,250	(170,487)
90	Long	U.S. Ultra Bonds	June 2021	16,974,643	16,731,562	(243,081)

						$(1,115,490)

		Net Unrealized Appreciation (Depreciation)				$6,190,016

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	6/20/2026	0.5048%	$4,800	$102,588	$16,643

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Unfunded Commitments
Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Gores Holdings V, Inc	1,288	$12,880	$11,836	$(1,044)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$463,186	$463,186
Oil Companies-Exploration & Production	4,693,054	129,821	**	16,696	4,839,571
Other Industries	717,674,915	286,706,459	**	—	1,004,381,374
Convertible Preferred Securities:
Auto-Cars/Light Trucks	—	—		514,242	514,242
Decision Support Software	—	—		71,302	71,302
E-Commerce/Services	—	—		18,611	18,611
Other Industries	1,118,678	—		—	1,118,678
Preferred Securities:
Finance-Investment Banker/Broker	—	440,838		—	440,838
Pipelines	377,330	—		—	377,330
Asset Backed Securities	—	33,390,626		—	33,390,626
U.S. Corporate Bonds & Notes	—	170,978,652		—	170,978,652
Foreign Corporate Bonds & Notes	—	53,381,647		—	53,381,647
U.S. Government Agencies	—	116,072,361		—	116,072,361
U.S. Government Treasuries	—	107,938,218		—	107,938,218
Municipal Bonds & Notes	—	12,709,965		—	12,709,965
Foreign Government Obligations	—	2,320,850		—	2,320,850
Loans	—	6,829,035		—	6,829,035
Options - Purchased	620,880	—		—	620,880
Short-Term Investment Securities	255,863,763	11,398		—	255,875,161

Total Investments at Value	$980,348,620	$790,909,870		$1,084,037	$1,772,342,527

Other Financial Instruments:†
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	$—	$16,643		$—	$16,643
Futures Contracts	7,305,506	—		—	7,305,506
Forward Foreign Currency Contracts	—	936		—	936

Total Other Financial Instruments	$7,305,506	$17,579		$—	$7,323,085

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,115,490	$—		$—	$1,115,490
Forward Foreign Currency Contracts	—	72		—	72
Unfunded Commitments	—	1,044		—	1,044

Total Other Financial Instruments	$1,115,490	$1,116		$—	$1,116,606

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments  in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 86.5%
Domestic Equity Investment Companies — 51.8%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	2,825,212	$192,622,937
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,881,102	232,502,321
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,189,806	219,432,099
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	23,097,166	396,116,404
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,333,836	113,806,535
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	7,760,934	151,648,653
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,053,802	94,439,311
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	10,920,903	346,629,468
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,389,060	436,244,997
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,049,900	45,657,009
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,868,782	111,884,611
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,409,299	84,702,642
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,293,878	148,175,675
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,016,984	141,038,114
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,076,811	432,881,766
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,683,784	101,046,202
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	7,006,410	183,848,192
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	38,985,263	1,304,836,744
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,201,490	154,352,035
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	14,931,213	339,983,711
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	21,063,377	373,243,044
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,674,159	383,423,428
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,338,141	83,435,142
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,869,597	91,741,807
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,657,834	58,969,164

Total Domestic Equity Investment Companies (cost $4,468,166,136)		6,222,662,011

Domestic Fixed Income Investment Companies — 24.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	43,559,721	685,194,406
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	53,192,372	636,712,699
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	17,629,640	179,117,147
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,769,993	81,429,530
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	21,090,434	289,360,759
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	13,493,286	148,696,015
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	12,908,561	137,863,431
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	72,674,867	691,864,734
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,928,715	56,494,391

Total Domestic Fixed Income Investment Companies (cost $2,835,793,273)		2,906,733,112

International Equity Investment Companies — 10.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	20,651,260	211,055,877
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,564,477	46,596,554
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	11,328,276	232,456,222
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,399,434	123,602,560
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,268,666	35,236,223
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	9,001,207	200,726,918
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	19,482,714	224,246,036
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	10,019,701	151,898,664

Total International Equity Investment Companies (cost $995,603,790)		1,225,819,054

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $36,394,630)	3,291,070	38,867,498

Total Affiliated Registered Investment Companies (cost $8,335,957,829)		10,394,081,675

U.S. GOVERNMENT TREASURIES — 11.2%
United States Treasury Notes — 11.2%
0.63% due 05/15/2030	$135,145,600	124,254,765
0.63% due 08/15/2030	35,126,300	32,168,007
0.88% due 11/15/2030	228,398,400	213,445,442
1.13% due 02/15/2031	97,423,700	92,978,744
1.50% due 02/15/2030	101,746,600	101,376,974

1.63% due 08/15/2029	140,071,500	141,680,134
1.75% due 11/15/2029	122,724,200	125,202,653
2.38% due 05/15/2029(1)	261,963,300	280,321,196
2.63% due 02/15/2029	124,310,700	135,362,698
3.13% due 11/15/2028	85,748,300	96,446,740

Total U.S. Government Treasuries (cost $1,347,041,420)		1,343,237,353

OPTIONS - PURCHASED† — 0.8%
Over the Counter Put Options - Purchased(3) (cost $134,829,794)	1,775,000	98,349,896

Total Long-Term Investment Securities (cost $9,817,829,043)		11,835,668,924

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
AllianceBernstein Government STIF Portfolio, Class AB 0.07%(2) (cost $300,625,195)	300,625,195	300,625,195

TOTAL INVESTMENTS (cost $10,118,454,238)	101.0%	12,136,294,119
Liabilities in excess of other assets	(1.0)	(118,470,464)

NET ASSETS	100.0%	$12,017,823,655

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2021.
(3)	Options - Purchased

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	UBS AG	September 2021	$3,100	70,000	$292,681,900	$6,738,487	$1,786,809	$(4,951,678)
S&P 500 Index	CitiBank N.A.	September 2021	3,100	42,500	177,699,725	4,236,600	1,084,848	(3,151,752)
S&P 500 Index	CitiBank N.A.	September 2021	3,100	255,000	1,066,198,350	15,368,952	6,509,088	(8,859,864)
S&P 500 Index	UBS AG	October 2021	3,300	200,000	836,234,000	17,259,920	9,171,775	(8,088,145)
S&P 500 Index	UBS AG	October 2021	3,300	5,000	20,905,850	388,500	229,294	(159,206)
S&P 500 Index	JP Morgan Chase Bank NA	October 2021	3,300	105,000	439,022,850	7,856,604	4,815,182	(3,041,422)
S&P 500 Index	Goldman Sachs International	October 2021	3,300	215,000	898,951,550	13,864,769	9,859,659	(4,005,110)
S&P 500 Index	UBS AG	October 2021	3,500	405,000	1,693,373,850	31,841,343	26,060,013	(5,781,330)
S&P 500 Index	Goldman Sachs International	October 2021	3,500	110,000	459,928,700	7,113,194	7,078,028	(35,166)
S&P 500 Index	CitiBank N.A.	October 2021	3,500	70,000	292,681,900	4,448,500	4,504,200	55,700
S&P 500 Index	CitiBank N.A.	November 2021	3,600	297,500	1,243,898,075	25,712,925	27,251,000	1,538,075

						$134,829,794	$98,349,896	$(36,479,898)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3,500	Long	S&P 500 E-Mini Index	June 2021	$728,820,127	$730,520,000	$1,699,873

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$10,394,081,675	$—	$—	$10,394,081,675
U.S. Government Treasuries	—	1,343,237,353	—	1,343,237,353
Options-Purchased	—	98,349,896	—	98,349,896
Short-Term Investment securities	300,625,195	—	—	300,625,195

Total Investments at Value	$10,694,706,870	$1,441,587,249	$—	$12,136,294,119

Other Financial Instruments:†
Futures Contracts	$1,699,873	$—	$—	$1,699,873

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 87.2%
Domestic Equity Investment Companies — 60.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	3,758,348	$88,433,929
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,083,893	178,135,140
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,444,063	299,165,687
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,103,509	81,498,133
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,895,611	56,580,235
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,799,965	121,679,461
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,824,570	192,861,672
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,143,048	117,700,795
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	12,356,115	187,442,270
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class	1,417,496	21,219,915
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,509,006	34,676,963
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	2,915,607	56,008,820
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	1,488,148	19,524,505
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	10,620,161	285,894,725
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,817,352	159,798,727
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,629,484	259,080,243
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,257,338	61,918,788
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,319,816	87,111,966
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	16,197,413	542,127,403
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,767,075	127,356,344
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	9,601,071	218,616,385
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	8,477,644	150,223,846
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	9,687,035	271,624,466
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,209,142	50,158,884
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,792,322	43,643,991

Total Domestic Equity Investment Companies (cost $2,919,912,141)		3,712,483,293

Domestic Fixed Income Investment Companies — 16.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	13,625,988	214,336,784
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	14,763,433	176,718,294
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	6,079,646	61,769,204
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,152,504	33,038,238
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,050,427	96,731,852
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,404,625	70,578,972
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,405,968	68,415,741
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	25,505,634	242,813,635
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,472,916	19,760,893

Total Domestic Fixed Income Investment Companies (cost $961,836,967)		984,163,613

International Equity Investment Companies — 10.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,197,492	93,998,372
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,567,833	28,487,519
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	3,650,076	74,899,555
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,702,906	74,993,213
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,379,102	14,866,723
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,094,052	91,297,368
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,046,567	35,065,981
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	8,609,539	130,520,605
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,774,279	99,851,296

Total International Equity Investment Companies (cost $548,388,549)		643,980,632

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class (cost $29,017,630)	2,527,441	29,849,080

Total Affiliated Registered Investment Companies (cost $4,459,155,287)		5,370,476,618

U.S. GOVERNMENT TREASURIES — 11.1%
United States Treasury Notes — 11.1%
0.63% due 05/15/2030	$69,185,600	63,610,213
0.63% due 08/15/2030	17,743,300	16,248,982
0.88% due 11/15/2030	114,812,500	107,295,869
1.13% due 02/15/2031	50,618,300	48,308,840
1.50% due 02/15/2030	52,009,500	51,820,559
1.63% due 08/15/2029(1)	65,502,100	66,254,351
1.75% due 11/15/2029	62,928,400	64,199,259
2.38% due 05/15/2029	133,925,100	143,310,319
2.63% due 02/15/2029	63,302,900	68,930,924
3.13% due 11/15/2028(1)	45,777,700	51,489,183

Total U.S. Government Treasuries (cost $687,543,838)		681,468,499

OPTIONS—PURCHASED † — 0.8%
Over the Counter Put Options—Purchased (3) (cost $69,080,568)	915,000	50,688,749

Total Long-Term Investment Securities (cost $5,215,779,693)		6,102,633,866

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
AllianceBernstein Government STIF Portfolio, Class AB 0.07%(2) (cost $128,490,373)	128,490,373	128,490,373

TOTAL INVESTMENTS (cost $5,344,270,066)	101.2%	6,231,124,239
Liabilities in excess of other assets	(1.2)	(71,902,958)

NET ASSETS	100.0%	$6,159,221,281

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2021.
(3)	Options - Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	September 2021	$3,100	132,500	$554,005,025	$7,985,828	$3,382,173	$(4,603,655)
S&P 500 Index	CitiBank N.A.	October 2021	3,500	50,000	209,058,500	3,177,500	3,217,286	39,786
S&P 500 Index	CitiBank N.A.	November 2021	3,600	132,500	554,005,025	11,451,975	12,137,000	685,025
S&P 500 Index	Goldman Sachs International	October 2021	3,300	105,000	439,022,850	6,771,167	4,815,182	(1,955,985)
S&P 500 Index	Goldman Sachs International	October 2021	3,500	50,000	209,058,500	3,233,270	3,217,286	(15,984)
S&P 500 Index	JPMorgan Chase Bank N.A.	October 2021	3,300	45,000	188,152,650	3,367,116	2,063,649	(1,303,467)
S&P 500 Index	UBS AG	September 2021	3,100	50,000	209,058,500	4,813,205	1,276,292	(3,536,913)
S&P 500 Index	UBS AG	October 2021	3,300	100,000	418,117,000	8,629,960	4,585,888	(4,044,072)
S&P 500 Index	UBS AG	October 2021	3,300	5,000	20,905,850	388,500	229,294	(159,206)
S&P 500 Index	UBS AG	October 2021	3,500	245,000	1,024,386,650	19,262,047	15,764,699	(3,497,348)

						$69,080,568	$50,688,749	$(18,391,819)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
700	Short	S&P 500 E-Mini Index	June 2021	$145,700,170	$146,104,000	$(403,830)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,370,476,618	$—	$—	$5,370,476,618
U.S. Government Treasuries	—	681,468,499	—	681,468,499
Options - Purchased	—	50,688,749	—	50,688,749
Short-Term Investment Securities	128,490,373	—	—	128,490,373

Total Investments at Value	$5,498,966,991	$732,157,248	$—	$6,231,124,239

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$403,830	$—	$—	$403,830

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 86.3%
Domestic Equity Investment Companies — 52.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,845,381	$195,644,900
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,275,963	35,573,299
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,568,402	24,514,124

Total Domestic Equity Investment Companies (cost $180,495,972)		255,732,323

Domestic Fixed Income Investment Companies — 23.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,185,878	57,148,371
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,402,971	57,703,728

Total Domestic Fixed Income Investment Companies (cost $113,317,480)		114,852,099

International Equity Investment Companies — 10.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $38,848,376)	3,691,410	48,542,043

Total Affiliated Registered Investment Companies (cost $332,661,828)		419,126,465

OPTIONS—PURCHASED — 0.1%
Exchanged-Traded Put Option-Purchased(3) (cost $2,629,880)	556	389,200

Total Long-Term Investment Securities (cost $335,291,708)		419,515,665

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Registered Investment Companies — 13.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	63,734,365	63,734,365
T. Rowe Price Treasury Reserve Fund 0.02%(1)	1,049	1,049

		63,735,414

U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.04% due 12/30/2021(2)	$1,150,000	1,149,750
0.05% due 12/30/2021(2)	2,020,000	2,019,560

		3,169,310

Total Short-Term Investment Securities (cost $66,904,433)		66,904,724

TOTAL INVESTMENTS (cost $402,196,141)	100.1%	486,420,389
Liabilities in excess of other assets	(0.1)	(694,263)

NET ASSETS	100.0%	$485,726,126

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
(1)	The rate shown is the 7-day yield as of April 30, 2021.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Options — Purchased

Exchange-Traded Put Options—Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2021	$2,960	556	$232,473,052	$2,629,880	$389,200	$(2,240,680)

*	Notional amount is calculated by multiplying number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
28	Long	E-Mini Russell 2000 Index	June 2021	$3,123,750	$3,166,100	$42,350
54	Long	MSCI EAFE Index	June 2021	5,935,062	6,094,710	159,648
16	Long	S&P 400 E-Mini Index	June 2021	4,199,957	4,352,480	152,523
176	Long	S&P 500 E-Mini Index	June 2021	34,702,986	36,734,720	2,031,734

						$2,386,255

						Unrealized (Depreciation)
42	Long	U.S. Treasury 2 Year Notes	June 2021	$9,279,247	$9,271,828	$(7,419)
54	Long	U.S. Treasury 5 Year Notes	June 2021	6,749,233	6,692,625	(56,608)
47	Long	U.S. Treasury 10 Year Notes	June 2021	6,311,598	6,205,469	(106,129)
16	Long	U.S. Treasury Long Bonds	June 2021	2,565,789	2,516,000	(49,789)
14	Long	U.S. Ultra Bonds	June 2021	2,652,434	2,602,687	(49,747)

						$(269,692)

		Net Unrealized Appreciation (Depreciation)				$2,116,563

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$419,126,465	$—	$—	$419,126,465
Options-Purchased	389,200	—	—	389,200
Short-Term Investment Securities:
Registered Investment Companies	63,735,414	—	—	63,735,414
U.S. Government Treasuries	—	3,169,310	—	3,169,310

Total Investments at Value	$483,251,079	$3,169,310	$—	$486,420,389

Other Financial Instruments:†
Futures Contracts	$2,386,255	$—	$—	$2,386,255

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$269,692	$—	$—	$269,692

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.6%
Aerospace/Defense — 1.8%
Teledyne Technologies, Inc.†	8,968	$4,015,422

Applications Software — 4.1%
Elastic NV†	31,109	3,752,367
Five9, Inc.†	28,208	5,302,258

		9,054,625

Building & Construction Products-Misc. — 1.9%
Trex Co., Inc.†	39,257	4,239,363

Commercial Services-Finance — 8.0%
Avalara, Inc.†	27,470	3,892,774
MarketAxess Holdings, Inc.	6,150	3,004,029
Paysafe, Ltd.†	201,414	2,779,513
StoneCo, Ltd., Class A†	75,881	4,904,948
WEX, Inc.†	15,733	3,228,569

		17,809,833

Computer Data Security — 1.7%
Crowdstrike Holdings, Inc., Class A†	18,398	3,836,167

Computer Services — 5.0%
EPAM Systems, Inc.†	9,194	4,208,554
Globant SA†	17,886	4,099,113
WNS Holdings, Ltd. ADR†	37,771	2,735,754

		11,043,421

Computer Software — 5.6%
Lightspeed POS, Inc.†	44,434	3,101,938
MongoDB, Inc.†	16,348	4,862,876
Twilio, Inc., Class A†	12,453	4,580,213

		12,545,027

Computers-Other — 0.3%
Desktop Metal, Inc.†	52,993	724,944

Dental Supplies & Equipment — 2.1%
Align Technology, Inc.†	7,687	4,577,839

Diagnostic Equipment — 1.8%
10X Genomics, Inc., Class A†	20,192	3,993,978

Diagnostic Kits — 1.5%
Natera, Inc.†	29,914	3,291,138

Distribution/Wholesale — 2.5%
IAA, Inc.†	29,719	1,866,650
SiteOne Landscape Supply, Inc.†	20,336	3,647,872

		5,514,522

Drug Delivery Systems — 1.5%
DexCom, Inc.†	8,353	3,225,093

E-Commerce/Products — 3.2%
Chewy, Inc., Class A†	27,470	2,189,908
Etsy, Inc.†	24,497	4,869,759

		7,059,667

E-Commerce/Services — 4.4%
Bumble, Inc., Class A†	2,753	165,841
Match Group, Inc.†	22,037	3,429,618
MercadoLibre, Inc.†	3,982	6,255,642

		9,851,101

E-Marketing/Info — 0.9%
Magnite, Inc.†	52,019	2,083,361

Electric Products-Misc. — 1.1%
Novanta, Inc.†	18,393	2,422,542

Electronics-Military — 1.0%
Mercury Systems, Inc.†	31,006	2,332,891

Energy-Alternate Sources — 1.4%
Enphase Energy, Inc.†	21,781	3,033,004

Enterprise Software/Service — 4.9%
Bill.com Holdings, Inc.†	23,472	3,629,475
Black Knight, Inc.†	51,558	3,733,831
Clarivate PLC†	129,458	3,615,762

		10,979,068

Entertainment Software — 0.7%
Unity Software, Inc.†	14,298	1,452,391

Finance-Consumer Loans — 0.6%
LendingTree, Inc.†	6,970	1,439,235

Golf — 1.2%
Callaway Golf Co.	94,147	2,725,556

Health Care Cost Containment — 1.3%
HealthEquity, Inc.†	38,950	2,959,032

Internet Content-Information/News — 1.7%
IAC/InterActiveCorp†	14,703	3,726,769

Lighting Products & Systems — 1.3%
Universal Display Corp.	13,068	2,923,181

Medical Information Systems — 0.4%
Schrodinger, Inc.†	11,671	889,797

Medical Products — 5.6%
ABIOMED, Inc.†	8,081	2,591,819
Inari Medical, Inc.†	39,851	4,554,571
iRhythm Technologies, Inc.†	17,220	1,340,749
Shockwave Medical, Inc.†	23,736	3,879,887

		12,367,026

Medical-Biomedical/Gene — 8.3%
Berkeley Lights, Inc.†	44,576	2,189,127
Bio-Rad Laboratories, Inc., Class A†	5,432	3,422,866
Black Diamond Therapeutics, Inc.†	20,807	554,298
CRISPR Therapeutics AG†	6,355	834,221
Deciphera Pharmaceuticals, Inc.†	16,676	773,266
Guardant Health, Inc.†	26,701	4,244,925
Mirati Therapeutics, Inc.†	5,176	860,355
Turning Point Therapeutics, Inc.†	16,138	1,230,200
Twist Bioscience Corp.†	13,120	1,760,573
Zai Lab, Ltd. ADR†	15,508	2,577,585

		18,447,416

Medical-Drugs — 0.4%
ORIC Pharmaceuticals, Inc.†	37,633	908,084

Medical-Outpatient/Home Medical — 3.8%
Amedisys, Inc.†	11,121	3,001,002
Chemed Corp.	5,022	2,393,535
Oak Street Health, Inc.†	50,425	3,107,693

		8,502,230

Non-Hazardous Waste Disposal — 2.1%
Casella Waste Systems, Inc., Class A†	68,506	4,597,438

Patient Monitoring Equipment — 1.5%
Insulet Corp.†	11,070	3,268,085

Pharmacy Services — 1.2%
Option Care Health, Inc.†	141,400	2,697,912

Power Converter/Supply Equipment — 2.7%
Generac Holdings, Inc.†	18,398	5,960,032

Real Estate Investment Trusts — 1.5%
QTS Realty Trust, Inc., Class A	49,200	3,271,308

Retail-Restaurants — 3.3%
Chipotle Mexican Grill, Inc.†	3,177	4,740,179
Domino’s Pizza, Inc.	6,355	2,683,971

		7,424,150

Schools — 1.6%
Chegg, Inc.†	39,975	3,610,942

Semiconductor Equipment — 1.9%
MKS Instruments, Inc.	23,677	4,240,788

Transport-Truck — 1.8%
Saia, Inc.†	16,912	3,965,864

Total Long-Term Investment Securities (cost $131,193,119)		217,010,242

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $4,616,000 and collateralized by $4,301,300 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $4,708,406 (cost $4,616,000)	$4,616,000	4,616,000

TOTAL INVESTMENTS (cost $135,809,119)	99.7%	221,626,242
Other assets less liabilities	0.3	689,923

NET ASSETS	100.0%	$222,316,165

†	Non-income producing security

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$217,010,242	$—	$—	$217,010,242
Repurchase Agreements	—	4,616,000	—	4,616,000

Total Investments at Value	$217,010,242	$4,616,000	$—	$221,626,242

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2021—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights and SA Schroders VCP Global Allocation Portfolios used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA JPMorgan Emerging Markets, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Schroders VCP Global Allocation, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond, SA T. Rowe Price Asset Allocation Growth Portfolio, and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2021, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,688,404	$180,873	$23,786	$5,857	$39,599	$2,890,947
SA Fixed Income Index Portfolio, Class 1	—	—	16,648,104	904,196	2,883,367	233,536	(636,563)	14,265,906
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	9,279,328	5,223,031	102,799	7,834	(87,095)	14,320,299
SA International Index Portfolio, Class 1	—	—	17,515,834	1,165,342	154,951	36,698	1,359,677	19,922,600
SA Large Cap Index Portfolio, Class 1	—	—	16,801,899	1,083,039	1,545,218	548,954	1,639,784	18,528,458
SA Mid Cap Index Portfolio, Class 1	—	—	3,672,827	259,448	33,078	8,774	614,027	4,521,998
SA Small Cap Index Portfolio, Class 1	—	—	1,988,078	117,170	266,053	82,513	107,790	2,029,498

	$—	$—	$68,594,474	$8,933,099	$5,009,252	$924,166	$3,037,219	$76,479,706

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$3,568,211	$321,639	$31,661	$8,302	$48,142	$3,914,633
SA Fixed Income Index Portfolio, Class 1	—	—	8,820,475	681,971	1,520,461	125,453	(342,565)	7,764,873
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,818,824	2,974,732	55,965	4,447	(48,389)	7,693,649
SA International Index Portfolio, Class 1	—	—	18,152,821	1,653,419	162,342	19,054	1,437,345	21,100,297
SA Large Cap Index Portfolio, Class 1	—	—	17,558,531	1,560,765	767,933	225,404	2,098,041	20,674,808
SA Mid Cap Index Portfolio, Class 1	—	—	3,806,864	355,528	35,254	10,057	642,018	4,779,213
SA Small Cap Index Portfolio, Class 1	—	—	2,984,622	248,917	374,325	113,286	172,801	3,145,301

	$—	$—	$59,710,348	$7,796,971	$2,947,941	$506,003	$4,007,393	$69,072,774

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$80,403,634	$3,854,291	$4,909,329	$1,581,192	$8,893,288	$89,823,076
SA Mid Cap Index Portfolio, Class 1	—	—	10,324,298	522,305	33,934	7,505	1,743,031	12,563,205
SA Small Cap Index Portfolio, Class 1	—	—	12,132,634	547,572	733,748	219,786	929,421	13,095,665
SA Fixed Income Index Portfolio, Class 1	—	—	46,707,925	1,913,595	7,531,135	636,511	(1,774,439)	39,952,457
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	26,139,565	14,409,931	104,802	7,856	(232,063)	40,220,487
SA International Index Portfolio, Class 1	—	—	17,215,405	849,215	53,464	5,248	1,368,009	19,384,413

	$—	$—	$192,923,461	$22,096,909	$13,366,412	$2,458,098	$10,927,247	$215,039,303

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$41,193,684	$1,443,371	$6,942,962	$632,747	$(1,636,040)	$34,690,800
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	22,589,859	13,453,157	205,431	16,012	(213,468)	35,640,129
SA International Index Portfolio, Class 1	—	—	50,176,440	2,122,875	343,103	32,613	3,945,841	55,934,666
SA Large Cap Index Portfolio, Class 1	—	—	183,053,687	7,629,113	5,731,638	1,987,817	21,842,357	208,781,336
SA Mid Cap Index Portfolio, Class 1	—	—	37,135,672	1,591,530	259,315	59,156	6,206,854	44,733,897
SA Small Cap Index Portfolio, Class 1	—	—	22,374,043	872,325	1,140,290	328,794	1,785,242	24,220,114

	$—	$—	$356,523,385	$27,112,371	$14,622,739	$3,057,139	$31,930,786	$404,000,942

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$522,787,236	$25,556,815	$5,174,373	$1,683,160	$66,884,305	$611,737,143
SA Mid Cap Index Portfolio, Class 1	—	—	96,635,036	4,823,425	593,643	150,758	16,242,853	117,258,429
SA Small Cap Index Portfolio, Class 1	—	—	58,244,994	2,670,198	5,818,075	1,684,169	3,833,005	60,614,291
SA Fixed Income Index Portfolio, Class 1	—	—	47,846,564	2,023,169	7,023,615	134,202	(1,284,929)	41,695,391
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	25,937,631	16,011,243	214,719	13,696	(260,662)	41,487,189
SA International Index Portfolio, Class 1	—	—	176,527,560	8,745,305	1,054,738	87,202	13,973,423	198,278,752

	$—	$—	$927,979,021	$59,830,155	$19,879,163	$3,753,187	$99,387,995	$1,071,071,195

†	Includes reinvestment of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
American International Group, Inc. - Common Stock	$25,075	$—	$2,933,798	$7,448	$102,232	$(7,358)	$865,854	$3,697,510

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
American International Group, Inc. - Common Stock	$5,216	$	$649,921	$1,359	$47,754	$(11,889)	$199,503	$791,140

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$417,132,572	$1,342,237	$29,150,142	$5,043,856	$41,876,474	$436,244,997
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	69,398,372	14,258,745	2,149,425	(9,832)	(68,330)	81,429,530
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	49,955,473	161,716	4,343,391	741,638	81,118	46,596,554
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	264,235,288	35,937,949	7,791,666	98,583	(3,119,395)	289,360,759
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	47,020,688	161,716	8,343,391	(1,492,663)	8,310,659	45,657,009
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	239,828,110	711,547	18,410,919	4,763,019	5,564,465	232,456,222
SA Fixed Income Index Portfolio, Class 1	—	—	156,135,742	485,146	4,345,405	416,230	(3,995,698)	148,696,015
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	125,998,591	17,582,176	4,520,973	294,980	(1,491,343)	137,863,431
SA Franklin Small Company Value Portfolio, Class 1	—	—	101,814,769	323,431	11,686,781	(881,646)	22,314,838	111,884,611
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	81,336,312	242,574	6,120,164	784,055	8,459,865	84,702,642
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	35,181,096	6,129,373	1,074,713	47,730	(1,415,988)	38,867,498
SA International Index Portfolio, Class 1	—	—	133,710,145	323,431	20,002,015	4,034,012	5,536,987	123,602,560
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	156,854,456	452,803	17,761,494	4,017,148	4,612,762	148,175,675
SA Janus Focused Growth Portfolio, Class 1	—	—	141,554,114	452,802	15,761,494	5,563,346	9,229,346	141,038,114
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	40,845,161	113,200	7,940,373	3,732,271	(1,514,036)	35,236,223
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	393,940,873	1,293,723	26,747,125	3,936,929	60,457,366	432,881,766
SA JPMorgan Global Equities Portfolio, Class 1	—	—	197,496,503	582,175	21,836,206	2,066,458	22,417,988	200,726,918
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	664,694,422	56,247,844	18,673,130	708,703	(11,113,105)	691,864,734
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	115,147,428	323,430	20,686,781	7,872,563	(1,610,438)	101,046,202
SA Large Cap Growth Index Portfolio, Class 1	—	—	184,484,753	549,832	17,567,528	6,735,915	9,645,220	183,848,192
SA Large Cap Index Portfolio, Class 1	—	—	1,219,381,325	3,929,682	70,644,393	32,664,798	119,505,332	1,304,836,744
SA Large Cap Value Index Portfolio, Class 1	—	—	140,191,256	485,147	9,030,172	1,281,524	21,424,280	154,352,035
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	303,757,336	1,002,635	23,118,866	(4,433,821)	62,776,427	339,983,711
SA MFS Blue Chip Growth Portfolio, Class 1	—	—	372,259,276	1,164,351	34,672,413	14,259,779	20,232,051	373,243,044
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	365,223,787	1,180,522	29,806,752	4,493,418	42,332,453	383,423,428
SA Mid Cap Index Portfolio, Class 1	—	—	89,087,751	242,573	19,015,086	5,341,374	7,778,530	83,435,142
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	226,353,182	566,004	18,227,256	3,844,762	11,709,344	224,246,036
SA PIMCO RAE International Value Portfolio, Class 1	—	—	157,809,792	485,146	22,030,172	(3,825,605)	19,459,503	151,898,664
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	53,031,328	3,677,887	1,477,730	144,297	1,118,609	56,494,391
SA Small Cap Index Portfolio, Class 1	—	—	96,666,814	274,916	13,783,764	4,245,618	4,338,223	91,741,807
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	68,836,027	194,058	10,612,069	5,742,977	(5,191,829)	58,969,164
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	209,141,203	711,547	13,700,763	3,167,095	33,183,239	232,502,321
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	617,190,022	48,086,127	17,329,739	285,424	(11,519,135)	636,712,699
SA Multi-Managed International Equity Portfolio, Class 1	—	—	214,215,683	646,862	19,373,563	2,722,342	12,844,553	211,055,877
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	226,452,183	743,890	22,969,441	6,950,618	8,254,849	219,432,099
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	360,263,514	1,180,522	21,701,674	(1,327,226)	57,701,268	396,116,404
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	121,179,842	355,773	13,455,459	4,158,453	1,567,926	113,806,535
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	135,812,287	420,461	9,492,816	(1,067,983)	25,976,704	151,648,653
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	93,869,758	274,916	11,783,764	1,024,818	11,053,583	94,439,311
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	344,895,672	1,099,665	28,924,901	4,935,922	24,623,110	346,629,468
SA Wellington Real Return Portfolio, Class 1	—	—	164,200,896	19,582,174	4,836,206	245,750	(75,467)	179,117,147
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	209,667,531	646,862	29,373,564	7,590,024	4,092,084	192,622,937
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	653,759,112	62,215,500	18,404,452	351,086	(12,726,840)	685,194,406

	$—	$—	$10,060,010,445	$286,843,070	$728,678,131	$141,268,739	$634,637,552	$10,394,081,675

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$212,864,928	$43,099,289	$41,920,908	$14,570,123	$(4,834,747)	$192,861,672
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	113,302,705	23,111,213	23,140,947	864,988	21,272,575	117,700,795
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	29,238,447	13,120,156	1,154,311	(5,655)	18,470	33,038,238
SA Dogs of Wall Street Portfolio, Class 1	—	—	179,680,308	42,474,662	16,871,117	774,622	18,886,912	187,442,270
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	30,827,786	6,246,274	2,887,931	537,710	(882,518)	28,487,519
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	91,300,519	33,735,840	3,374,137	16,454	(1,717,760)	96,731,852
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	25,720,450	6,246,274	7,887,931	(1,270,800)	3,936,117	21,219,914
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	81,053,845	17,489,567	9,630,604	2,570,697	(2,963,135)	74,899,555
SA Fixed Income Index Portfolio, Class 1	—	—	69,205,865	22,989,567	2,486,206	234,589	(2,973,241)	70,578,972
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,959,021	26,364,939	2,397,413	155,980	(1,352,108)	68,415,741
SA Franklin Small Company Value Portfolio, Class 1	—	—	38,139,365	8,744,783	11,098,706	(170,746)	6,621,668	34,676,963
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	55,688,799	13,741,802	5,953,447	847,551	3,267,527	56,008,820
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	27,022,447	12,495,529	1,065,517	40,212	(1,344,133)	29,849,080
SA International Index Portfolio, Class 1	—	—	79,769,923	18,738,821	10,663,792	2,305,516	33,730	74,993,213
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	32,132,107	4,372,392	14,765,949	3,171,807	(2,026,331)	19,524,505
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	270,612,519	46,222,426	20,912,497	4,414,023	21,302,386	285,894,725
SA Janus Focused Growth Portfolio, Class 1	—	—	167,157,687	35,603,761	25,277,803	9,823,425	(2,796,475)	159,798,727
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	18,771,158	3,747,764	5,032,758	571,642	75,817	14,866,723
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	251,645,964	59,964,228	32,379,738	3,283,309	27,403,800	259,080,243
SA JPMorgan Global Equities Portfolio, Class 1	—	—	92,859,236	21,237,331	13,018,965	1,414,814	7,379,039	91,297,368
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	228,708,309	86,464,228	8,524,136	369,659	(6,212,292)	242,813,635
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	78,003,018	14,366,430	21,186,639	9,108,525	(7,597,444)	61,918,788
SA Large Cap Growth Index Portfolio, Class 1	—	—	91,091,767	19,988,076	11,913,578	4,655,713	(3,042,798)	87,111,966
SA Large Cap Index Portfolio, Class 1	—	—	545,310,880	124,925,476	68,758,617	31,406,863	(9,473,038)	542,127,403
SA Large Cap Value Index Portfolio, Class 1	—	—	120,258,500	29,982,114	12,045,472	1,759,600	13,129,869	127,356,344
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	216,205,063	52,468,700	37,120,040	(1,674,273)	32,934,068	218,616,385
SA MFS Blue Chip Growth, Class 1	—	—	163,259,186	34,354,506	27,744,613	3,991,305	5,149,809	150,223,846
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	268,501,108	79,952,305	30,879,309	5,452,450	14,447,021	271,624,466
SA Mid Cap Index Portfolio, Class 1	—	—	53,707,684	12,492,548	11,775,862	3,579,760	1,286,782	50,158,884
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	40,823,540	9,369,411	8,331,896	140,350	1,726,420	35,065,981
SA PIMCO RAE International Value Portfolio, Class 1	—	—	125,630,990	31,231,369	7,939,654	(332,062)	10,722,106	130,520,605
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	17,462,130	6,872,392	621,552	48,016	310,262	19,760,893
SA Putnam International Growth and Income Portfolio, Class 1	—	—	97,598,682	23,111,213	10,140,947	591,136	7,957,569	99,851,296
SA Small Cap Index Portfolio, Class 1	—	—	51,726,002	9,994,038	12,920,690	4,317,798	(2,183,897)	43,643,991
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	86,177,824	20,612,704	12,213,576	3,029,560	7,198,514	88,433,929
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	165,037,245	64,723,917	6,215,517	89,936	(3,085,851)	176,718,294
SA Multi-Managed International Equity Portfolio, Class 1	—	—	93,813,159	22,486,586	6,696,552	1,416,760	1,401,094	93,998,372
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	189,852,917	40,600,780	24,915,948	6,342,640	(1,124,442)	178,135,140
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	287,008,509	69,958,267	31,583,832	(2,320,567)	39,818,573	299,165,687
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	88,362,995	17,489,567	11,486,207	4,032,513	(3,372,715)	81,498,133
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	55,545,063	12,492,548	8,775,862	(1,041,893)	8,744,971	56,580,235
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	118,733,797	22,486,586	12,696,551	3,398,329	8,643,072	121,679,461
SA Wellington Real Return Portfolio, Class 1	—	—	58,893,399	19,991,057	2,131,034	67,266	(629,545)	61,769,204
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	199,804,877	79,093,327	7,547,411	356,882	(4,768,540)	214,336,783

	$—	$—	$5,370,469,723	$1,365,254,763	$646,086,172	$122,936,527	$201,287,161	$5,370,476,618

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2021
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$67,091,078	$2,733,720	$11,019,134	$1,027,701	$(2,684,994)	$57,148,371
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	37,465,436	21,184,697	619,214	47,738	(374,929)	57,703,728
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	43,669,342	1,940,184	542,745	79,352	3,395,910	48,542,043
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	174,311,583	7,657,770	9,081,551	2,247,012	20,510,086	195,644,900
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	29,623,306	1,310,302	382,478	100,204	4,921,965	35,573,299
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	23,594,075	980,530	2,268,980	817,806	1,390,693	24,514,124

	$—	$—	$375,754,820	$35,807,203	$23,914,102	$4,319,813	$27,158,731	$419,126,465

†	Includes reinvestments of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.